UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Short Maturity Bond ETF | NEAR | Cboe BZX
➢	iShares Short Maturity Municipal Bond ETF | MEAR | Cboe BZX
➢	iShares Ultra Short-Term Bond ETF | ICSH | Cboe BZX

Fund Performance Overview

iSHARES® SHORT MATURITY BOND ETF

Performance as of April 30, 2018

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.67%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.51%	1.14%	1.51%	5.35%
Fund Market	1.47%	1.14%	1.47%	5.35%
Bloomberg Barclays Short-term Government/Corporate Index	1.18%	0.59%	1.18%	2.76%

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Bloomberg Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.70	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	54.18%
Asset-backed Securities	29.68
Commercial Paper	6.61
Collateralized Mortgage Obligations	4.41
Certificates Of Deposit	2.90
U.S. Government Agency Obligations	1.35
Repurchase Agreements	0.87

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	23.91%
Aa	4.98
A	24.40
Baa	24.71
Ba	0.12
P-1	7.08
P-2	1.52
P-3	0.48
Not Rated	12.80

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

Performance as of April 30, 2018

The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.10%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.61%	0.70%	0.61%	2.23%
Fund Market	0.57%	0.71%	0.57%	2.25%
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	0.36%	0.60%	0.36%	1.90%

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.00	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

S&P Credit Rating [1]	Percentage of Total Investments [2]

AA	19.27%
A	31.52
BBB	13.06
Not Rated	36.15

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/18

State	Percentage of Total Investments [2]

New Jersey	26.14%
New York	11.96
Connecticut	7.49
Texas	5.53
Arizona	5.44
Georgia	4.82
Michigan	4.33
Illinois	4.15
Alabama	4.07
Pennsylvania	3.93

TOTAL	77.86%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® ULTRA SHORT-TERM BOND ETF

Performance as of April 30, 2018

The iShares Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.74%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.54%	0.89%	1.54%	3.95%
Fund Market	1.54%	0.88%	1.54%	3.93%
ICE BofAML 6-Month US Treasury Bill Index	1.21%	0.56%	1.21%	2.47%

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

ICE BofAML 6-Month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.40	$0.40	$1,000.00	$1,024.40	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	42.16%
Commercial Paper	38.97
Certificates Of Deposit	16.86
Repurchase Agreements	2.01

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aa	13.70%
A	24.87
Baa	3.19
P-1	35.47
P-2	21.11
Not Rated	1.66

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 28.41%
Adams Mill CLO Ltd. Series 2014-1A, Class A2R (3 mo. LIBOR US + 1.100%)
3.45%, 07/15/26 (Call 07/15/18)[a,b]	$6,835	$6,858,695
ALM VII Ltd. Series 2012-7A, Class A1R (3 mo. LIBOR US + 1.480%)
3.83%, 10/15/28 (Call 10/15/18)[a,b]	9,000	9,105,900
ALM XII Ltd. Series 2015-12A, Class A1R (3 mo. LIBOR US + 1.050%)
3.40%, 04/16/27 (Call 07/16/18)[a,b]	3,735	3,741,246
American Express Credit Account Master Trust
Series 2017-1, Class A
1.93%, 09/15/22	10,500	10,337,149
Series 2017-4, Class A
1.64%, 12/15/21	21,395	21,185,188
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3
1.53%, 07/08/21 (Call 11/08/20)	23,518	23,315,529
Series 2017-1, Class A3
1.87%, 08/18/21 (Call 09/18/20)	820	812,821
Series 2017-3, Class A3
1.90%, 03/18/22 (Call 07/18/21)	19,200	18,886,969
AMMC CLO 15 Ltd. Series 2014-15A, Class AXR (3 mo. LIBOR US + 1.250%)
3.31%, 12/09/26 (Call 12/09/18)[a,b]	2,063	2,067,009
Apidos CLO XVII Series 2014-17A, Class A1R (3 mo. LIBOR US + 1.310%)
3.66%, 04/17/26 (Call 07/17/18)[a,b]	12,310	12,336,229
Apidos CLO XX Series 2015-20A, Class A1R (3 mo. LIBOR US + 1.330%)
3.68%, 01/16/27 (Call 07/16/18)[a,b]	1,000	1,000,741

Security	Principal (000s)	Value
Arbor Realty Collateralized Loan Obligation Ltd. Series 2015-FL2A, Class A (1 mo. LIBOR US + 1.750%)
3.65%, 09/15/25 (Call 05/15/18)[a,b]	$3,850	$3,893,306
Arbor Realty Commercial Real Estate Notes Ltd. Series 2017-FL1, Class A (1 mo. LIBOR US + 1.300%)
3.20%, 04/15/27 (Call 11/15/19)[a,b]	12,170	12,235,029
Ares XXIX CLO Ltd. Series 2014-1A, Class A1R (3 mo. LIBOR US + 1.190%)
3.54%, 04/17/26 (Call 07/17/18)[a,b]	13,564	13,581,595
Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class AR (3 mo. LIBOR US + 0.830%)
2.71%, 11/17/27 (Call 11/17/18)[a,b]	4,350	4,340,888
Atlas Senior Loan Fund IV Ltd. Series 2013-2A, Class A1 (3 mo. LIBOR US + 0.980%)
2.82%, 02/17/26 (Call 05/15/18)[a,b]	5,815	5,816,177
Atrium X Series 10A, Class AR (3 mo. LIBOR US + 0.950%)
3.30%, 07/16/25 (Call 07/16/18)[a,b]	11,843	11,855,421
Avery Point IV CLO Ltd. (3 mo. LIBOR US + 1.100%)
3.46%, 04/25/26 (Call 07/25/18)[a,b]	7,920	7,930,625
Benefit Street Partners CLO V Ltd. Series 2014-VA, Class AR (3 mo. LIBOR US + 1.200%)
3.56%, 10/20/26 (Call 07/20/18)[a,b]	11,259	11,289,978

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BlueMountain CLO Ltd.
Series 2012-2A, Class AR
(3 mo. LIBOR US + 1.420%)
3.30%, 11/20/28 (Call 11/20/18)[a,b]	$11,000	$11,026,496
Series 2013-4A, Class AR
(3 mo. LIBOR US + 1.010%)
3.36%, 04/15/25 (Call 07/15/18)[a,b]	5,415	5,423,565
Series 2014-1A, Class A1R
(3 mo. LIBOR US + 1.260%)
3.62%, 04/30/26 (Call 07/30/18)[a,b]	17,982	18,002,978
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A (1 mo. LIBOR US + 0.450%)
2.35%, 07/15/22[b]	3,500	3,509,735
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1 (1 mo. LIBOR US + 0.450%)
2.35%, 02/15/22[b]	38,000	38,123,633
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class A1R
(3 mo. LIBOR US + 1.450%)
3.80%, 10/14/28 (Call 10/14/18)[a,b]	9,000	9,027,248
Series 2013-2A, Class AR
(3 mo. LIBOR US + 0.890%)
3.25%, 01/18/29 (Call 01/18/19)[a,b]	6,210	6,215,830
Series 2014-5A, Class A1R
(3 mo. LIBOR US + 1.140%)
3.49%, 10/16/25 (Call 07/16/18)[a,b]	8,750	8,767,036
CarMax Auto Owner Trust
Series 2015-1, Class A4
1.83%, 07/15/20 (Call 03/15/19)	26,155	26,011,898
Series 2018-2, Class A2
2.73%, 08/16/21 (Call 04/15/22)	11,660	11,655,376

Security	Principal (000s)	Value
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R (3 mo. LIBOR US + 1.230%)
3.29%, 06/09/30 (Call 06/09/19)[a,b]	$8,000	$8,047,624
Chase Issuance Trust
Series 2013-A9, Class A
(1 mo. LIBOR US + 0.420%)
2.32%, 11/16/20[b]	11,815	11,836,675
Series 2014-A5, Class A5
(1 mo. LIBOR US + 0.370%)
2.27%, 04/15/21[b]	7,000	7,017,550
Series 2016-A1, Class A
(1 mo. LIBOR US + 0.410%)
2.31%, 05/17/21[b]	36,750	36,859,875
Chesapeake Funding II LLC
Series 2016-1A, Class A1
2.11%, 03/15/28[a]	14,498	14,457,936
Series 2016-1A, Class A2
(1 mo. LIBOR US + 1.150%)
3.05%, 03/15/28[a,b]	9,978	10,012,389
Series 2016-2A, Class A1
1.88%, 06/15/28[a]	11,290	11,228,568
Series 2016-2A, Class A2
(1 mo. LIBOR US + 1.000%)
2.90%, 06/15/28[a,b]	8,402	8,426,036
Series 2017-3A, Class A1
1.91%, 08/15/29[a]	17,868	17,660,907
Series 2017-4A, Class A1
2.12%, 11/15/29[a]	22,790	22,510,223
CIFC Funding Ltd. Series 2015-2A, Class AR (3 mo. LIBOR US + 0.780%)
3.13%, 04/15/27 (Call 07/15/18)[a,b]	17,000	16,981,266
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.75%, 11/19/21	14,385	14,165,050
Series 2017-A9, Class A9
1.80%, 09/20/21	14,535	14,348,012
CNH Equipment Trust Series 2017-B, Class A3
1.86%, 09/15/22 (Call 03/15/21)	19,320	18,967,447

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Discover Card Execution Note Trust
Series 2013-A6, Class A6
(1 mo. LIBOR US + 0.450%)
2.35%, 04/15/21[b]	$17,061	$17,089,326
Series 2014-A1, Class A1
(1 mo. LIBOR US + 0.430%)
2.33%, 07/15/21[b]	6,760	6,776,646
Series 2016-A1, Class A1
1.64%, 07/15/21	8,915	8,865,589
Drive Auto Receivables Trust Series 2017-2, Class B
2.25%, 06/15/21 (Call 04/15/20)	3,590	3,579,434
Dryden Senior Loan Fund Series 2014-34A, Class A1R (3 mo. LIBOR US + 1.160%)
3.51%, 10/15/26[a,b]	3,175	3,178,796
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR (3 mo. LIBOR US + 0.900%)
3.25%, 04/15/29[a,b]	16,350	16,347,994
Enterprise Fleet Financing LLC
2.13%, 07/20/22[a]	2,725	2,710,016
2.13%, 05/22/23[a]	7,610	7,526,893
Series 2015-2, Class A3
2.09%, 02/22/21[a]	4,140	4,126,124
Series 2016-1, Class A2
1.83%, 09/20/21[a]	6,637	6,619,767
Series 2017-2, Class A2
1.97%, 01/20/23[a]	16,550	16,417,999
Ford Credit Floorplan Master Owner Trust
Series 2014-2, Class A
(1 mo. LIBOR US + 0.500%)
2.40%, 02/15/21[b]	11,000	11,033,001
Series 2015-4, Class A2
(1 mo. LIBOR US + 0.600%)
2.50%, 08/15/20[b]	5,485	5,492,811
Series 2016-1, Class A2
(1 mo. LIBOR US + 0.900%)
2.80%, 02/15/21[b]	10,000	10,057,821
Series 2016-3, Class A2
(1 mo. LIBOR US + 0.620%)
2.52%, 07/15/21[b]	10,000	10,046,172

Security	Principal (000s)	Value
Ford Credit Floorplan Master Owner Trust A Series 2016-1, Class A1
1.76%, 02/15/21	$24,775	$24,597,926
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A
(3 mo. LIBOR US + 1.150%)
3.51%, 04/25/25 (Call 07/25/18)[a,b]	8,298	8,308,312
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4
1.56%, 10/18/21 (Call 11/18/18)	10,600	10,549,804
Series 2015-4, Class A4
1.44%, 01/21/22 (Call 02/21/19)	6,025	5,968,149
Series 2016-2, Class A3
1.39%, 04/15/20 (Call 07/15/19)	8,017	7,970,254
Series 2016-2, Class A4
1.62%, 08/15/22 (Call 07/15/19)	18,000	17,767,453
John Deere Owner Trust
Series 2017-B, Class A3
1.82%, 10/15/21 (Call 01/15/21)	9,890	9,726,197
LCM Xxiv Ltd.
Series 24A, Class A
(3 mo. LIBOR US + 1.310%)
3.67%, 03/20/30 (Call 04/20/19)[a,b]	2,000	2,009,854
Madison Park Funding X Ltd. Series 2012-10A, Class AR
(3 mo. LIBOR US + 1.450%)
3.81%, 01/20/29 (Call 01/20/19)[a,b]	6,250	6,287,290
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3
1.26%, 02/16/21 (Call 04/15/20)	8,849	8,768,072
Mercedes-Benz Master Owner Trust
Series 2016-BA, Class A
(1 mo. LIBOR US + 0.700%)
2.60%, 05/17/21[a,b]	11,375	11,437,559

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2017-BA, Class A
(1 mo. LIBOR US + 0.420%)
2.32%, 05/16/22[a,b]	$14,540	$14,588,532
Navient Private Education Loan Trust Series 2014-CT, Class A (1 mo. LIBOR US + 0.700%)
2.60%, 09/16/24 (Call 09/15/21)[a,b]	1,314	1,315,766
Navient Student Loan Trust Series 2015-2, Class A2
(1 mo. LIBOR US + 0.420%)
2.32%, 08/27/29 (Call 08/25/26)[b]	3,352	3,356,431
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3
1.32%, 01/15/21 (Call 07/15/20)	23,300	23,078,176
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1
(1 mo. LIBOR US + 0.640%)
2.54%, 06/15/21[b]	18,500	18,588,828
Series 2017-B, Class A
(1 mo. LIBOR US + 0.430%)
2.33%, 04/18/22[b]	7,300	7,326,093
Octagon Investment Partners 24 Ltd.
Series 2015-1A, Class A1R
(3 mo. LIBOR US + 0.900%)
2.79%, 05/21/27 (Call 05/21/18)[a,b]	18,600	18,584,564
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class A
(3 mo. LIBOR US + 1.120%)
3.47%, 07/17/25 (Call 07/17/18)[a,b]	590	591,286
OHA Credit Partners IX Ltd. Series 2013-9A, Class A1R (3 mo. LIBOR US + 1.010%)
3.37%, 10/20/25 (Call 07/20/18)[a,b]	1,399	1,401,699

Security	Principal (000s)	Value
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A (3 mo. LIBOR US + 1.120%)
3.48%, 04/20/25 (Call 07/20/18)[a,b]	$2,127	$2,133,393
OHA Loan Funding Ltd. Series 2013-2A, Class A (3 mo. LIBOR US + 1.270%)
2.73%, 08/23/24 (Call 05/23/18)[a,b]	1,727	1,728,097
OZLM VII Ltd.
Series 2014-7A, Class A1AR
(3 mo. LIBOR US + 1.150%)
3.50%, 07/17/26 (Call 07/17/18)[a,b]	6,600	6,609,994
Series 2014-7A, Class A1BR
(3 mo. LIBOR US + 1.150%)
3.50%, 07/17/26 (Call 07/17/18)[a,b]	6,000	6,026,042
OZLM VIII Ltd.
Series 2014-8A, Class A1AR
(3 mo. LIBOR US + 1.130%)
3.48%, 10/17/26 (Call 07/17/18)[a,b]	2,500	2,506,654
PFS Financing Corp. Series 2017-C, Class A (1 mo. LIBOR US + 0.470%)
2.37%, 10/15/21[a,b]	14,850	14,887,124
Prestige Auto Receivables Trust Series 2016-2A, Class A2
1.46%, 07/15/20 (Call 09/15/20)[a]	4,616	4,603,927
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3
1.87%, 12/15/20 (Call 04/15/20)	4,065	4,050,696
Series 2017-3, Class A3
1.87%, 06/15/21 (Call 01/15/21)	11,130	11,060,149
SLM Private Credit Student Loan Trust Series 2005-A, Class A3 (3 mo. LIBOR US + 0.200%)
2.32%, 06/15/23 (Call 12/15/27)[b]	9,574	9,556,657

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SLM Private Education Loan Trust
Series 2011-C, Class A2A
(1 mo. LIBOR US + 3.250%)
5.15%, 10/17/44 (Call 06/15/21)[a,b]	$891	$917,197
Series 2012-B, Class A2
3.48%, 10/15/30 (Call 07/15/19)[a]	95	94,780
Series 2012-C, Class A2
3.31%, 10/15/46 (Call 05/15/18)[a]	2,574	2,576,849
Series 2012-E, Class A2B
(1 mo. LIBOR US + 1.750%)
3.65%, 06/15/45 (Call 09/15/18)[a,b]	2,084	2,089,153
Series 2013-A, Class A2B
(1 mo. LIBOR US + 1.050%)
2.95%, 05/17/27 (Call 02/15/20)[a,b]	134	134,309
Series 2013-C, Class A2B
(1 mo. LIBOR US + 1.400%)
3.30%, 10/15/31 (Call 06/15/21)[a,b]	13,268	13,362,279
SLM Student Loan Trust Series 2011-2, Class A1 (1 mo. LIBOR US + 0.600%)
2.50%, 11/25/27 (Call 08/25/31)[b]	528	531,155
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.49%, 06/15/27 (Call 01/15/27)[a]	12,498	12,310,906
Series 2016-C, Class A1
(1 mo. LIBOR US + 0.550%)
2.45%, 11/15/23[a,b]	3,124	3,125,826
Series 2017-A, Class A2B
(1 mo. LIBOR US + 0.900%)
2.80%, 09/15/34[a,b]	30,000	30,364,779
Series 2017-B, Class A1
(1 mo. LIBOR US + 0.270%)
2.17%, 06/17/24[a,b]	3,988	3,987,094
SoFi Professional Loan Program LLC
Series 16-C, Class A1
(1 mo. LIBOR US + 1.100%)
3.00%, 10/27/36 (Call 12/25/24)[a,b]	4,294	4,351,817

Security	Principal (000s)	Value
Series 16-C, Class A2A
1.48%, 05/26/31 (Call 12/25/24)[a]	$1,589	$1,582,206
Series 2014-A, Class A1
(1 mo. LIBOR US + 1.600%)
3.50%, 06/25/25 (Call 05/25/18)[a,b]	324	327,983
Series 2014-B, Class A1
(1 mo. LIBOR US + 1.250%)
3.15%, 08/25/32 (Call 01/25/21)[a,b]	261	263,717
Series 2014-B, Class A2
2.55%, 08/27/29 (Call 01/25/21)[a]	1,407	1,390,475
Series 2015-A, Class A1
(1 mo. LIBOR US + 1.200%)
3.10%, 03/25/33 (Call 05/25/18)[a,b]	757	764,979
Series 2015-B, Class A1
(1 mo. LIBOR US + 1.050%)
2.95%, 04/25/35 (Call 01/25/23)[a,b]	3,942	3,999,491
TCI-Flatiron CLO Ltd. Series 2016-1A, Class A (3 mo. LIBOR US + 1.550%)
3.90%, 07/17/28[a,b]	6,850	6,898,139
TICP CLO I Ltd. Series 2015-1A, Class AR (3 mo. LIBOR US + 0.800%)
3.16%, 07/20/27 (Call 01/20/19)[a,b]	4,015	4,019,846
Wheels SPV 2 LLC
Series 2015-1A, Class B
1.88%, 04/20/26 (Call 02/20/21)[a]	1,770	1,752,441
Series 2016-1A, Class A2
1.59%, 05/20/25 (Call 12/20/19)[a]	753	748,594

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,023,852,086)		1,021,721,230

CERTIFICATES OF DEPOSIT — 3.61%
Bank of Montreal
2.10%, 06/01/18	15,000	15,002,988
BNP Paribas SA/New York NY (3 mo. LIBOR US + 0.250%)
2.54%, 12/28/18[b]	9,000	9,006,983
Commonwealth Bank of Australia/New York NY (3 mo. LIBOR US + 0.200%)
2.32%, 03/18/19[b]	15,000	15,028,020

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
(3 mo. LIBOR US + 0.330%)
2.36%, 03/14/19[b]	$15,000	$15,004,425
(3 mo. LIBOR US + 0.270%)
2.63%, 05/01/19[b]	16,000	15,998,410
Natixis NY
2.15%, 07/31/18	15,000	14,994,033
Royal Bank of Canada/New York NY (3 mo. LIBOR US + 0.160%)
1.95%, 02/07/19[b]	15,000	15,002,940
Societe Generale SA (1 mo. LIBOR US + 0.200%)
2.10%, 05/31/18[b]	15,000	15,003,255
Standard Chartered Bank/New York (1 mo. LIBOR US + 0.220%)
2.12%, 08/16/18[b]	15,000	14,998,485

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $129,999,995)		130,039,539

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.22%

MORTGAGE-BACKED SECURITIES — 4.22%
Americold LLC Series 2010-ARTA, Class A1
3.85%, 01/14/29[a]	4,014	4,056,563
Aventura Mall Trust Series 2013-AVM, Class A
3.87%, 12/05/32[a,b]	4,650	4,719,494
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
(1 mo. LIBOR US + 1.050%)
2.95%, 09/15/26[a,b]	525	525,154
Series 2014-FL1, Class A
(1 mo. LIBOR US + 1.400%)
3.18%, 12/15/31[a,b]	2,560	2,564,518
Bancorp Commercial Mortgage Trust Series 2016-CRE1, Class A (1 mo. LIBOR US + 1.430%)
3.33%, 11/15/33[a,b]	4,928	4,933,313

Security	Principal (000s)	Value
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class AJ
5.78%, 12/11/40[b]	$5,762	$6,107,516
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1A, Class A4C (3 mo. LIBOR US + 0.200%)
2.54%, 01/13/39 (Call 07/13/18)[a,b]	76	76,053
BSPRT Issuer Ltd. Series 2017-FL2, Class A (1 mo. LIBOR US + 0.820%)
2.72%, 10/15/34[a,b,c]	2,330	2,330,699
COMM Mortgage Trust
Series 2014-FL5, Class A
(1 mo. LIBOR US + 1.370%)
3.27%, 10/15/31[a,b]	21	21,171
Series 2014-PAT, Class A
(1 mo. LIBOR US + 0.800%)
2.70%, 08/13/27[a,b]	13,570	13,572,134
Series 2014-TWC, Class A
(1 mo. LIBOR US + 0.850%)
2.75%, 02/13/32[a,b]	11,305	11,315,620
Commission Mortgage Trust Series 2013-CR6, Class A3FL (1 mo. LIBOR US + 0.630%)
2.52%, 03/10/46[a,b]	10,000	10,016,661
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series 2006-4TS, Class A
5.40%, 12/13/28[a]	11,253	11,823,022
GPMT Ltd. Series 2018-FL1, Class A (1 mo. LIBOR US + 0.900%)
2.80%, 12/19/35[a,b]	11,022	11,022,000
GS Mortgage Securities Corp. II Series 2013-KING, Class A
2.71%, 12/10/27[a]	1,857	1,847,057
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 mo. LIBOR US + 0.850%)
2.75%, 05/08/30[a,b]	4,990	4,997,795

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
InTown Hotel Portfolio Trust Series 2018-STAY, Class A (1 mo. LIBOR US + 0.700%)
2.60%, 01/15/33[a,b]	$4,480	$4,485,572
LMREC Inc. Series 2016-CRE2, Class A (1 mo. LIBOR US + 1.700%)
3.60%, 11/24/31[a,b]	3,410	3,392,950
Madison Avenue Trust Series 2013-650M, Class A
3.84%, 10/12/32[a]	2,060	2,091,539
Morgan Stanley Capital I Trust Series 2017-CLS, Class A (1 mo. LIBOR US + 0.700%)
2.60%, 11/15/34[a,b]	9,512	9,523,949
Natixis Commercial Mortgage Securities Trust Series 2018-RIVA, Class A (1 mo. LIBOR US + 0.750%)
2.65%, 02/15/33[a,b]	7,500	7,499,991
RAIT Trust Series 2016-FL6, Class A (1 mo. LIBOR US + 1.450%)
3.35%, 11/13/31[a,b]	435	435,613
Resource Capital Corp. Series 2017-CRE5, Class A (1 mo. LIBOR US + 0.800%)
2.70%, 07/15/34[a,b]	4,315	4,314,847
VNDO Mortgage Trust Series 2013-PENN, Class A
3.81%, 12/13/29[a]	5,200	5,257,514
WFRBS Commercial Mortgage Trust Series 2012-C8, Class AFL (1 mo. LIBOR US + 1.000%)
2.90%, 08/15/45[a,b]	24,520	24,929,781

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $152,764,670)		151,860,526

COMMERCIAL PAPER — 5.08%
American Electric Power Co. Inc.
2.64%, 06/04/18[d]	15,000	14,965,656
Bank of Nova Scotia (The)
2.12%, 05/31/18[d]	15,000	14,976,169

Security	Principal (000s)	Value
CenterPoint Energy Inc.
2.64%, 06/05/18[d]	$7,500	$7,482,300
Danske Corp.
2.09%, 06/01/18[d]	15,000	14,974,267
DBS Bank Ltd.
2.01%, 05/23/18[d]	15,000	14,981,619
Enbridge Energy Partners LP
2.85%, 05/10/18[d]	8,000	7,995,069
Enbridge Inc.
2.97%, 06/25/18[d]	8,500	8,467,473
Eni Finance USA Inc.
2.57%, 06/12/18[d]	15,000	14,960,494
HSBC Bank PLC (3 mo. LIBOR US + 0.240%)
2.53%, 03/27/19[a,b]	9,000	9,001,559
Hyundai Capital America
2.72%, 06/19/18[d]	15,000	14,949,375
Macquarie Bank Ltd.
2.03%, 05/15/18[d]	15,000	14,988,312
Nationwide Building Society
1.84%, 05/31/18[d]	15,000	14,973,973
Toronto-Dominion Bank (The)
(1 mo. LIBOR US + 0.270%)
2.17%, 02/08/19[b]	15,000	14,994,705
UBS AG/London
2.48%, 09/04/18[d]	15,000	14,871,615

TOTAL COMMERCIAL PAPER
(Cost: $182,565,052)		182,582,586

CORPORATE BONDS & NOTES — 52.28%

AEROSPACE & DEFENSE — 0.21%
Lockheed Martin Corp.
4.25%, 11/15/19	7,500	7,657,740

		7,657,740
AGRICULTURE — 0.95%
BAT Capital Corp. (3 mo. LIBOR US + 0.590%)
2.42%, 08/14/20[a,b]	14,000	14,066,038
BAT International Finance PLC (3 mo. LIBOR US + 0.510%)
2.63%, 06/15/18[a,b]	2,000	2,000,299
Philip Morris International Inc.
1.88%, 01/15/19[e]	8,000	7,960,654

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Reynolds American Inc.
2.30%, 06/12/18[e]	$10,000	$9,997,949

		34,024,940
AUTO MANUFACTURERS — 5.14%
American Honda Finance Corp.
1.50%, 11/19/18	10,000	9,950,739
BMW U.S. Capital LLC (3 mo. LIBOR US + 0.380%)
2.70%, 04/06/20[a,b]	4,415	4,427,150
Daimler Finance North America LLC
(3 mo. LIBOR US + 0.430%)
2.24%, 02/12/21[a,b,e]	5,000	5,010,836
(3 mo. LIBOR US + 0.530%)
2.32%, 05/05/20[a,b]	15,500	15,581,292
(3 mo. LIBOR US + 0.740%)
3.06%, 07/05/19[a,b]	3,500	3,523,768
Ford Motor Credit Co. LLC
2.02%, 05/03/19[e]	5,000	4,947,745
2.26%, 03/28/19	10,000	9,933,905
2.68%, 01/09/20[e]	10,000	9,916,855
2.94%, 01/08/19	3,500	3,501,917
(3 mo. LIBOR US + 0.430%)
2.21%, 11/02/20[b]	7,000	6,981,100
(3 mo. LIBOR US + 0.900%)
3.02%, 06/15/18[b]	8,495	8,503,269
General Motors Co.
3.50%, 10/02/18[e]	10,000	10,036,509
General Motors Financial Co. Inc.
3.20%, 07/13/20 (Call 06/13/20)	10,000	9,970,272
3.25%, 05/15/18	10,000	10,003,215
3.50%, 07/10/19	15,000	15,095,602
(3 mo. LIBOR US + 1.450%)
3.25%, 05/09/19[b]	8,000	8,084,569
Hyundai Capital America
(3 mo. LIBOR US + 0.800%)
3.11%, 04/03/20[a,b]	6,890	6,893,745
(3 mo. LIBOR US + 1.000%)
3.18%, 09/18/20[a,b]	3,000	3,012,525
Nissan Motor Acceptance Corp. (3 mo. LIBOR US + 0.580%)
2.92%, 01/13/20[a,b]	15,000	15,068,045

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
(3 mo. LIBOR US + 0.260%)
2.59%, 01/09/19[b]	$5,000	$5,008,256
(3 mo. LIBOR US + 0.390%)
2.74%, 01/17/19[b]	3,840	3,846,617
Volkswagen Group of America Finance LLC
1.65%, 05/22/18[a]	8,000	7,996,880
2.13%, 05/23/19[a]	7,500	7,446,559

		184,741,370
BANKS — 21.49%
ABN AMRO Bank NV
2.10%, 01/18/19[a]	7,000	6,965,728
(3 mo. LIBOR US + 0.640%)
3.00%, 01/18/19[a,b]	4,700	4,716,295
Australia & New Zealand Banking Group Ltd. (3 mo. LIBOR US + 0.500%)
2.38%, 08/19/20[a,b]	19,745	19,851,509
Bank of America Corp.
2.60%, 01/15/19[e]	7,000	6,998,723
2.65%, 04/01/19	9,000	9,002,062
(3 mo. LIBOR US + 0.650%)
2.96%, 10/01/21 (Call 10/01/20)[b]	7,500	7,539,724
(3 mo. LIBOR US + 0.660%)
3.02%, 07/21/21 (Call 07/21/20)[b]	25,500	25,640,541
(3 mo. LIBOR US + 1.000%)
3.36%, 04/24/23 (Call 04/24/22)[b,e]	7,500	7,604,685
Series L
2.25%, 04/21/20[e]	2,000	1,969,225
Bank of Montreal
(3 mo. LIBOR US + 0.250%)
2.32%, 09/11/19[b]	3,350	3,353,354
(3 mo. LIBOR US + 0.600%)
2.67%, 12/12/19[b]	10,185	10,247,747
(3 mo. LIBOR US + 0.650%)
3.01%, 07/18/19[b]	3,500	3,520,235
(3 mo. LIBOR US + 0.790%)
2.75%, 08/27/21[b]	7,000	7,074,125
Bank of Nova Scotia (The) (3 mo. LIBOR US + 0.620%)
2.80%, 09/19/22[b]	10,000	10,023,070

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (3 mo. LIBOR US + 0.450%)
2.51%, 09/09/19[b]	$6,000	$6,011,951
Banque Federative du Credit Mutuel SA (3 mo. LIBOR US + 0.490%)
2.85%, 07/20/20[a,b]	3,215	3,227,707
Barclays PLC
2.75%, 11/08/19[e]	15,000	14,896,755
BB&T Corp. (3 mo. LIBOR US + 0.570%)
2.69%, 06/15/20[b]	9,403	9,453,177
BNP Paribas SA
2.45%, 03/17/19	28,000	27,980,046
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
2.70%, 08/20/18[e]	4,500	4,502,862
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,473	1,471,714
Canadian Imperial Bank of Commerce/New York NY (3 mo. LIBOR US + 0.410%)
2.61%, 09/20/19[b]	15,000	15,016,178
Capital One Financial Corp.
(3 mo. LIBOR US + 0.450%)
2.81%, 10/30/20 (Call 09/30/20)[b]	5,000	4,986,628
(3 mo. LIBOR US + 0.760%)
2.57%, 05/12/20 (Call 04/12/20)[b]	15,505	15,582,029
Citibank N.A.
(3 mo. LIBOR US + 0.340%)
2.54%, 03/20/19[b]	10,650	10,669,198
(3 mo. LIBOR US + 0.500%)
2.57%, 06/12/20[b]	7,060	7,091,604
Citigroup Inc.
2.45%, 01/10/20 (Call 12/10/19)	10,000	9,911,700
(3 mo. LIBOR US + 0.770%)
3.10%, 04/08/19[b]	8,232	8,269,590
(3 mo. LIBOR US + 0.790%)
3.13%, 01/10/20 (Call 12/10/19)[b]	8,286	8,344,876
(3 mo. LIBOR US + 0.930%)
2.96%, 06/07/19[b]	9,000	9,063,113

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI (3 mo. LIBOR US + 0.570%)
2.51%, 05/26/20[b]	$8,710	$8,757,492
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	15,000	14,800,891
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	19,000	18,850,436
Danske Bank A/S (3 mo. LIBOR US + 0.510%)
2.53%, 03/02/20[a,b]	2,500	2,511,573
Deutsche Bank AG (3 mo. LIBOR US + 1.450%)
3.81%, 01/18/19[b]	5,000	5,033,951
Deutsche Bank AG/London
2.50%, 02/13/19[e]	7,000	6,971,152
Deutsche Bank AG/New York NY (3 mo. LIBOR US + 0.815%)
3.18%, 01/22/21[b]	5,000	4,974,659
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)[e]	2,300	2,299,259
Fifth Third Bank/Cincinnati OH (3 mo. LIBOR US + 0.250%)
2.61%, 10/30/20 (Call 09/30/20)[b]	10,000	9,975,926
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[e]	10,000	9,951,677
2.90%, 07/19/18[e]	2,500	2,502,984
(3 mo. LIBOR US + 0.780%)
3.14%, 10/31/22 (Call 10/31/21)[b]	4,000	4,015,019
(3 mo. LIBOR US + 1.020%)
3.38%, 10/23/19[b]	6,000	6,067,054
(3 mo. LIBOR US + 1.040%)
3.40%, 04/25/19[b,e]	14,000	14,096,150
(3 mo. LIBOR US + 1.200%)
3.32%, 09/15/20 (Call 08/15/20)[b,e]	1,750	1,782,372
(3 mo. LIBOR US + 1.360%)
3.72%, 04/23/21 (Call 03/23/21)[b]	7,000	7,167,090
Horsepower Finance Ltd.
2.15%, 12/02/19[f]	10,000	9,797,700

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HSBC USA Inc.
2.35%, 03/05/20[e]	$15,000	$14,817,230
(3 mo. LIBOR US + 0.770%)
2.56%, 08/07/18[b]	3,250	3,254,982
Huntington National Bank (The)
2.00%, 06/30/18	10,000	9,994,072
2.20%, 11/06/18 (Call 10/06/18)	5,000	4,990,850
(3 mo. LIBOR US + 0.510%)
2.58%, 03/10/20[b]	10,000	10,030,447
ING Bank NV (3 mo. LIBOR US + 0.610%)
2.45%, 08/15/19[a,b]	3,000	3,017,093
Intesa Sanpaolo SpA/New York NY (3 mo. LIBOR US + 0.630%)
2.98%, 07/17/19[b]	6,990	6,994,115
JPMorgan Chase & Co.
2.35%, 01/28/19[e]	4,000	3,994,106
(3 mo. LIBOR US + 0.550%)
2.61%, 03/09/21 (Call 03/09/20)[b]	10,000	10,042,501
(3 mo. LIBOR US + 0.680%)
2.69%, 06/01/21 (Call 06/01/20)[b]	19,985	20,103,875
(3 mo. LIBOR US + 0.955%)
3.32%, 01/23/20[b]	5,000	5,064,595
(3 mo. LIBOR US + 1.000%)
3.35%, 01/15/23 (Call 01/15/22)[b,e]	5,000	5,066,816
Lloyds Bank PLC (3 mo. LIBOR US + 1.000%)
3.36%, 01/22/19[b]	1,020	1,026,041
Mizuho Financial Group Inc.
(3 mo. LIBOR US + 0.790%)
2.81%, 03/05/23[b,e]	3,000	3,011,239
(3 mo. LIBOR US + 1.140%)
3.23%, 09/13/21[b]	10,000	10,156,600
Morgan Stanley
(3 mo. LIBOR US + 1.140%)
3.51%, 01/27/20[b,e]	3,000	3,041,413
(3 mo. LIBOR US + 1.180%)
3.54%, 01/20/22 (Call 01/20/21)[b,e]	15,000	15,226,263
(3 mo. LIBOR US + 1.375%)
3.15%, 02/01/19[b]	15,000	15,128,186

Security	Principal (000s)	Value
Series 3NC2
(3 mo. LIBOR US + 0.800%)
2.63%, 02/14/20 (Call 02/14/19)[b,e]	$34,740	$34,862,980
MUFG Bank Ltd.
2.35%, 09/08/19[a]	10,000	9,911,536
National Australia Bank Ltd. (3 mo. LIBOR US + 0.510%)
2.41%, 05/22/20[a,b]	10,000	10,045,085
National Australia Bank Ltd./New York
2.30%, 07/25/18	5,000	5,000,061
Nordea Bank AB (3 mo. LIBOR US + 0.470%)
2.45%, 05/29/20[a,b]	15,000	15,070,760
Royal Bank of Canada
(3 mo. LIBOR US + 0.240%)
2.22%, 08/29/19[b,e]	15,195	15,224,028
(3 mo. LIBOR US + 0.380%)
2.40%, 03/02/20[b]	5,000	5,013,611
(3 mo. LIBOR US + 0.480%)
2.84%, 07/29/19[b]	5,000	5,020,458
(3 mo. LIBOR US + 0.700%)
2.77%, 12/10/18[b]	2,300	2,308,088
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	6,803	6,774,031
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	6,880	6,851,572
2.45%, 01/10/19	21,000	20,978,297
(3 mo. LIBOR US + 0.940%)
3.30%, 01/18/19[b,e]	5,500	5,527,144
Sumitomo Mitsui Trust Bank Ltd. (3 mo. LIBOR US + 0.910%)
3.27%, 10/18/19[a,b]	4,400	4,433,660
SunTrust Bank/Atlanta GA (3 mo. LIBOR US + 0.530%)
2.89%, 01/31/20 (Call 12/31/19)[b]	10,000	10,055,433
Toronto-Dominion Bank (The)
1.45%, 09/06/18[e]	7,000	6,977,445
UBS AG/London
(3 mo. LIBOR US + 0.480%)
2.49%, 12/01/20 (Call 11/01/20)[a,b,e]	5,000	5,006,720

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.580%)
2.63%, 06/08/20 (Call 05/08/20)[a,b]	$5,300	$5,320,469
UBS AG/Stamford CT
2.38%, 08/14/19[e]	15,000	14,917,134
(3 mo. LIBOR US + 0.640%)
2.47%, 08/14/19[b,e]	7,000	7,030,250
Wells Fargo & Co.
(3 mo. LIBOR US + 0.460%)
2.82%, 04/22/19[b]	5,599	5,609,806
(3 mo. LIBOR US + 0.880%)
3.24%, 07/22/20[b]	5,000	5,059,022
(3 mo. LIBOR US + 1.340%)
3.36%, 03/04/21[b,e]	10,000	10,249,300

		772,748,850
BEVERAGES — 0.23%
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	8,149	8,146,720

		8,146,720
BIOTECHNOLOGY — 0.89%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)[e]	5,000	4,976,054
5.70%, 02/01/19[e]	4,000	4,086,371
6.15%, 06/01/18	4,000	4,011,607
(3 mo. LIBOR US + 0.320%)
2.13%, 05/10/19[b]	10,900	10,921,462
(3 mo. LIBOR US + 0.450%)
2.26%, 05/11/20[b]	8,100	8,142,889

		32,138,383
CHEMICALS — 0.17%
EI du Pont de Nemours & Co. (3 mo. LIBOR US + 0.530%)
2.30%, 05/01/20[b]	6,015	6,031,096

		6,031,096
COMPUTERS — 0.89%
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[e,g]	10,000	10,071,641
(3 mo. LIBOR US + 1.930%)
4.25%, 10/05/18[b]	21,765	21,923,747

		31,995,388

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	$7,771	$7,828,048
AIG Global Funding (3 mo. LIBOR US + 0.480%)
2.79%, 07/02/20[a,b]	3,695	3,699,289
Air Lease Corp.
2.63%, 09/04/18[e]	9,021	9,022,130
American Express Co. (3 mo. LIBOR US + 0.650%)
2.61%, 02/27/23 (Call 01/27/23)[b]	4,000	4,001,817
American Express Credit Corp.
2.13%, 03/18/19[e]	10,150	10,112,852
(3 mo. LIBOR US + 0.430%)
2.45%, 03/03/20 (Call 02/03/20)[b,e]	10,000	10,036,664
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)[e]	17,000	16,939,453
International Lease Finance Corp.
7.13%, 09/01/18[a]	16,350	16,569,272

		78,209,525
ELECTRIC — 1.67%
Dominion Energy Inc.
1.88%, 12/15/18[a]	10,000	9,945,836
1.88%, 01/15/19	4,845	4,814,367
Duke Energy Corp.
6.25%, 06/15/18	1,000	1,004,530
Duke Energy Florida LLC
1.85%, 01/15/20	8,000	7,852,452
Duke Energy Progress LLC (3 mo. LIBOR US + 0.180%)
2.23%, 09/08/20[b]	9,835	9,841,669
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	5,000	4,980,049
Sempra Energy (3 mo. LIBOR US + 0.500%)
2.85%, 01/15/21 (Call 01/14/19)[b,e]	5,065	5,073,569
Southern Co. (The)
1.55%, 07/01/18	12,425	12,406,960
Southern Power Co.
1.50%, 06/01/18	4,000	3,996,559

		59,915,991

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
5.25%, 10/15/18[e]	$1,000	$1,011,960

		1,011,960
ELECTRONICS — 0.12%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	4,500	4,494,804

		4,494,804
ENVIRONMENTAL CONTROL — 0.42%
Republic Services Inc.
3.80%, 05/15/18	15,000	15,007,500

		15,007,500
FOOD — 1.80%
Conagra Brands Inc. (3 mo. LIBOR US + 0.500%)
2.83%, 10/09/20[b]	7,000	7,008,395
General Mills Inc. (3 mo. LIBOR US + 0.540%)
2.89%, 04/16/21[b]	17,500	17,570,175
Kraft Heinz Foods Co.
2.00%, 07/02/18	10,000	9,990,945
(3 mo. LIBOR US + 0.420%)
2.22%, 08/09/19[b,e]	12,000	12,016,694
Tyson Foods Inc.
(3 mo. LIBOR US + 0.450%)
2.43%, 05/30/19[b]	7,000	7,012,222
(3 mo. LIBOR US + 0.550%)
2.57%, 06/02/20[b]	5,475	5,486,046
Wm Wrigley Jr Co.
2.40%, 10/21/18 (Call 09/21/18)[a]	4,046	4,037,974
2.90%, 10/21/19 (Call 09/21/19)[a]	1,500	1,501,420

		64,623,871
GAS — 0.13%
Korea Gas Corp.
2.88%, 07/29/18[a]	4,800	4,796,254

		4,796,254
HEALTH CARE – PRODUCTS — 0.66%
Abbott Laboratories
2.00%, 09/15/18[e]	18,478	18,431,996
Medtronic Inc. (3 mo. LIBOR US + 0.800%)
2.92%, 03/15/20[b,e]	5,312	5,371,430

		23,803,426

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 0.34%
Aetna Inc.
1.70%, 06/07/18	$5,000	$4,996,476
2.20%, 03/15/19 (Call 02/15/19)	3,000	2,984,933
UnitedHealth Group Inc.
1.90%, 07/16/18[e]	4,125	4,120,875

		12,102,284
HOUSEWARES — 0.33%
Newell Brands Inc.
2.15%, 10/15/18	4,940	4,925,100
2.60%, 03/29/19	7,000	6,971,631

		11,896,731
INSURANCE — 1.84%
Allstate Corp. (The) (3 mo. LIBOR US + 0.430%)
2.73%, 03/29/21[b]	5,710	5,729,295
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[e]	5,000	4,957,886
Metropolitan Life Global Funding I
2.30%, 04/10/19[a]	19,915	19,867,395
(3 mo. LIBOR US + 0.220%)
2.40%, 09/19/19[a,b]	10,000	10,014,928
New York Life Global Funding
1.55%, 11/02/18[a]	4,750	4,727,719
Pricoa Global Funding I
2.20%, 05/16/19[a]	10,905	10,856,979
Principal Life Global Funding II
1.50%, 04/18/19[a]	10,000	9,880,352

		66,034,554
LODGING — 0.27%
Marriott International Inc./MD
6.75%, 05/15/18	9,814	9,829,167

		9,829,167
MACHINERY — 0.33%
John Deere Capital Corp.
(3 mo. LIBOR US + 0.290%)
2.54%, 06/22/20[b]	6,000	6,017,097
(3 mo. LIBOR US + 0.300%)
2.39%, 03/13/20[b]	6,000	6,021,498

		12,038,595

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MANUFACTURING — 0.33%
General Electric Co. (3 mo. LIBOR US + 0.510%)
2.86%, 01/14/19[b]	$10,000	$10,013,870
Siemens Financieringsmaatschappij NV (3 mo. LIBOR US + 0.340%)
2.49%, 03/16/20[a,b]	2,000	2,009,322

		12,023,192
MEDIA — 0.66%
Discovery Communications LLC (3 mo. LIBOR US + 0.710%)
2.91%, 09/20/19[b]	20,000	20,104,450
Sky PLC
2.63%, 09/16/19[a]	1,425	1,417,045
Time Warner Cable LLC
6.75%, 07/01/18[e]	2,153	2,165,882

		23,687,377
OIL & GAS — 2.02%
BP Capital Markets PLC
2.24%, 09/26/18	10,000	9,998,741
2.24%, 05/10/19[e]	5,175	5,143,434
Chevron Corp. (3 mo. LIBOR US + 0.210%)
2.23%, 03/03/20[b]	6,500	6,517,239
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	15,000	14,996,430
Ecopetrol SA
7.63%, 07/23/19	8,000	8,436,000
Petroleos Mexicanos
3.50%, 07/18/18	10,000	9,998,000
Phillips 66 (3 mo. LIBOR US + 0.750%)
3.10%, 04/15/20 (Call 05/31/18)[a,b,e]	5,625	5,626,013
Sinopec Group Overseas Development 2014 Ltd.
2.75%, 04/10/19[f]	12,000	11,956,667

		72,672,524
PHARMACEUTICALS — 3.18%
AbbVie Inc.
1.80%, 05/14/18	17,000	16,997,280
2.50%, 05/14/20 (Call 04/14/20)	10,000	9,881,268

Security	Principal (000s)	Value
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	$13,000	$12,912,042
(3 mo. LIBOR US + 1.255%)
3.33%, 03/12/20[b]	20,505	20,735,363
AstraZeneca PLC
1.75%, 11/16/18	20,000	19,928,229
CVS Health Corp.
1.90%, 07/20/18[e]	3,000	2,996,430
2.25%, 12/05/18 (Call 11/05/18)[e]	18,500	18,457,515
3.13%, 03/09/20[e]	12,430	12,431,022

		114,339,149
PIPELINES — 0.34%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)	2,000	2,087,500
Spectra Energy Partners LP (3 mo. LIBOR US + 0.700%)
2.72%, 06/05/20[b,e]	10,000	10,077,896

		12,165,396
REAL ESTATE INVESTMENT TRUSTS — 0.56%
American Tower Corp.
3.40%, 02/15/19[e]	10,000	10,041,484
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	10,000	9,968,248

		20,009,732
RETAIL — 0.63%
Alimentation Couche-Tard Inc. (3 mo. LIBOR US + 0.500%)
2.59%, 12/13/19 (Call 12/13/18)[a,b]	8,600	8,610,059
McDonald’s Corp.
2.10%, 12/07/18	14,000	13,993,798

		22,603,857
SEMICONDUCTORS — 1.28%
Intel Corp. (3 mo. LIBOR US + 0.080%)
1.89%, 05/11/20[b,e]	13,700	13,716,015
Maxim Integrated Products Inc.
2.50%, 11/15/18	4,121	4,114,896
QUALCOMM Inc.
(3 mo. LIBOR US + 0.450%)
2.33%, 05/20/20[b]	8,395	8,429,162
(3 mo. LIBOR US + 0.730%)
3.09%, 01/30/23[b]	5,000	4,996,700

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Xilinx Inc.
2.13%, 03/15/19	$15,000	$14,943,025

		46,199,798
SOFTWARE — 0.19%
Fidelity National Information Services Inc.
2.85%, 10/15/18	7,000	7,007,702

		7,007,702
TELECOMMUNICATIONS — 1.79%
AT&T Inc.
5.80%, 02/15/19	12,351	12,634,974
5.88%, 10/01/19	2,000	2,081,627
(3 mo. LIBOR US + 0.650%)
3.00%, 01/15/20[b]	12,000	12,074,040
Deutsche Telekom International Finance BV
(3 mo. LIBOR US + 0.450%)
2.63%, 09/19/19[a,b]	10,000	10,040,963
(3 mo. LIBOR US + 0.580%)
2.93%, 01/17/20[a,b]	12,000	12,042,579
Verizon Communications Inc. (3 mo. LIBOR US + 0.550%)
2.45%, 05/22/20[b,e]	15,440	15,528,022

		64,402,205
TRANSPORTATION — 0.37%
FedEx Corp.
8.00%, 01/15/19	1,275	1,321,269
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)[e]	4,473	4,470,635
United Parcel Service Inc. (3 mo. LIBOR US + 0.150%)
2.46%, 04/01/21[b]	7,500	7,515,294

		13,307,198
TRUCKING & LEASING — 0.85%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[a]	23,030	22,895,137
2.88%, 07/17/18[a]	7,635	7,639,352

		30,534,489

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,881,025,662)		1,880,201,768

Security	Principal or Shares (000s)	Value
REPURCHASE AGREEMENTS — 0.83%
Mizuho Securities USA Inc., 3.11%, 05/01/18[b,h] (Purchased on 04/30/18 to be repurchased at $30,002,591, collateralized by various non-agency asset-backed securities, 0.00%, due 10/03/22 to 12/01/22, par and fair value of $59,017,808 and $34,500,000, respectively)	$30,000	$30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $30,000,000)		30,000,000
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.29%
Federal National Mortgage Association
5.00%, 01/01/20	1,310	1,330,340
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2
4.33%, 10/25/20[b]	1,250	1,289,247
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[b]	8,500	8,694,704
Series K032, Class A1
3.02%, 02/25/23	1,062	1,063,927
Series K037, Class A1
2.59%, 04/25/23	1,341	1,327,389
Series K715, Class A2
2.86%, 01/25/21	2,500	2,491,807
Series K721, Class A1
2.61%, 01/25/22	2,493	2,478,778
Series KP04, Class AG2
(1 mo. LIBOR US + 0.200%)
2.08%, 10/25/19[b]	27,720	27,719,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $46,818,328)		46,396,181

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[i,j,k]	34,069	34,072,453

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[i,j]	189,482	$189,481,525

Total MONEY MARKET FUNDS
(Cost: $223,550,674)		223,553,978

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $3,670,576,467)		3,666,355,808
Other Assets, Less Liabilities — (1.94)%		(69,876,273)

NET ASSETS — 100.00%		$3,596,479,535

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Rates shown are discount rates paid at the time of purchase.
[e]	All or a portion of this security is on loan.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Maturity date represents next reset date.
[i]	Affiliate of the Fund.
[j]	Annualized 7-day yield as of period end.
[k]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,343	6,726[b]	—	34,069	$34,072,453	$40,036[c]	$(2,575)	$(352)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,185	183,297[b]	—	189,482	189,481,525	1,774,594	—	—

					$223,553,978	$1,814,630	$(2,575)	$(352)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-backed securities	$—	$1,021,721,230	$—	$1,021,721,230
Certificates of deposit	—	130,039,539	—	130,039,539
Collateralized mortgage obligations	—	149,529,827	2,330,699	151,860,526
Commercial paper	—	182,582,586	—	182,582,586
Corporate bonds & notes	—	1,880,201,768	—	1,880,201,768
Repurchase agreements	—	30,000,000	—	30,000,000
U.S. government & agency obligations	—	46,396,181	—	46,396,181
Money market funds	223,553,978	—	—	223,553,978

Total	$223,553,978	$3,440,471,131	$2,330,699	$3,666,355,808

The following table includes a rollforward for the six months ended April 30, 2018 of investments whose values are classified as Level 3 as of the beginning or end of period.

	Asset-Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$41,387,721	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	—	699
Purchases	—	2,330,000
Sales	—	—
Transfers ina	—	—
Transfers out[a]	(41,387,721)	—

Balance at end of period	$—	$2,330,699

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—	$699

[a]	Represents the value as of the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2018

Security		Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 88.74%

ALABAMA — 3.61%
Bessemer Governmental Utility Services Corp. RB
5.00%, 06/01/20	(BAM)	$515	$544,376
Black Belt Energy Gas District RB Series A
5.00%, 12/01/19		500	522,020
State of Alabama Docks Department RB Series B
5.00%, 10/01/18		500	505,765
5.00%, 10/01/19		500	518,805
Tuscaloosa City Board of Education RB
5.00%, 08/01/19		150	155,757

			2,246,723
ARIZONA — 4.83%
Arizona Board of Regents COP Series A
5.00%, 06/01/18		1,000	1,002,580
Industrial Development Authority of the County of Yavapai (The) RB Series A
1.78%, 09/01/35	(Put 05/03/18)[a,b]	2,000	2,000,000

			3,002,580
CALIFORNIA — 1.15%
Lancaster Redevelopment Agency Successor Agency RB
3.00%, 08/01/20		700	714,987

			714,987
COLORADO — 0.45%
State of Colorado Department of Transportation COP
5.00%, 06/15/19		270	279,283

			279,283
CONNECTICUT — 6.64%
State of Connecticut GO Series A
5.00%, 04/15/20		1,200	1,261,512
Series C
1.83%, 05/15/34	(Put 05/03/18)[a,b]	1,820	1,820,000

Security		Principal (000s)	Value
University of Connecticut RB Series A
5.00%, 04/15/20		$1,000	$1,051,580

			4,133,092
DISTRICT OF COLUMBIA — 1.69%
District of Columbia RB Series B
1.72%, 04/01/24	(Put 05/03/18)[a,b]	1,050	1,050,000

			1,050,000
GEORGIA — 4.27%
Burke County Development Authority RB
2.20%, 10/01/32	(Put 04/02/19)[a]	1,700	1,699,218
City of Atlanta GA TA
5.00%, 12/01/19		365	381,250
Cobb County Development Authority RB
5.00%, 07/15/20		545	578,348

			2,658,816
ILLINOIS — 3.68%
Chicago Transit Authority RB
5.00%, 06/01/20		750	791,992
Illinois Development Finance Authority RB
1.73%, 06/01/29	(Put 05/02/18)[a,b]	1,100	1,100,000
Illinois Finance Authority RB
4.00%, 09/01/18		150	150,779
4.00%, 11/15/18		100	101,071
4.00%, 09/01/19		145	147,806

			2,291,648
INDIANA — 0.16%
City of Indianapolis Department of Public Utilities Water System Revenue RB Series B
4.00%, 10/01/18		100	100,889

			100,889
IOWA — 2.51%
Iowa Finance Authority RB
1.92%, 04/01/22	(Put 05/03/18)[a,b]	1,560	1,560,000

			1,560,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2018

Security		Principal (000s)	Value
KANSAS — 1.39%
Geary County Unified School District No. 475 GO Series B
3.00%, 09/01/19		$850	$862,886

			862,886
KENTUCKY — 1.84%
Kentucky State Property & Building Commission RB Series D
5.00%, 05/01/21		600	645,396
Tender Option Bond Trust Receipts/Certificates RB Series 2018
1.92%, 12/01/41	(Put 05/07/18) (AGM)[a,b,c]	500	500,000

			1,145,396
LOUISIANA — 0.99%
City of Ruston LA RB
2.00%, 06/01/18	(AGM)	185	185,041
Louisiana Public Facilities Authority RB
5.00%, 05/15/21		400	430,884

			615,925
MARYLAND — 0.38%
Maryland Health & Higher Educational Facilities Authority RB Series B
3.00%, 07/01/18		235	235,428

			235,428
MICHIGAN — 3.84%
County of Genesee MI GOL Series B
5.00%, 02/01/19	(BAM)	100	102,249
Michigan State Building Authority RB Series I
1.79%, 10/15/52	(Put 05/03/18)[a,b]	1,190	1,190,000
Michigan State Housing Development Authority RB Series D
1.82%, 06/01/30	(Put 05/02/18)[a,b]	1,100	1,100,000

			2,392,249

Security		Principal (000s)	Value
MISSOURI — 1.45%
Health & Educational Facilities Authority of the State of Missouri RB Series B
1.71%, 02/15/33	(Put 05/01/18)[a,b]	$900	$900,000

			900,000
NEW JERSEY — 23.19%
Borough of Oceanport NJ GO
2.00%, 06/29/18		1,000	1,000,120
City of North Wildwood NJ GO
2.25%, 05/09/18		1,000	1,000,090
Hasbrouck Heights Board of Education GO
2.00%, 07/13/18		1,100	1,099,890
New Jersey Building Authority RB Series A
5.00%, 06/15/18		510	511,708
New Jersey Economic Development Authority RB
Series A
4.00%, 07/01/22		2,000	2,054,760
Series DD-1
5.00%, 12/15/18		400	406,968
Series DDD
5.00%, 06/15/19		645	664,775
Series NN
5.00%, 03/01/21		255	269,300
Series PP
5.00%, 06/15/20		1,475	1,543,455
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19		160	165,584
5.00%, 10/01/20		600	631,020
Series A
5.00%, 07/01/20		500	530,285
New Jersey Transportation Trust Fund Authority RB Series A
5.25%, 12/15/19		530	554,958
Series A-1
5.00%, 06/15/19		495	510,177
Tobacco Settlement Financing Corp./NJ RB Series A
5.00%, 06/01/19		1,700	1,753,856

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Township of Lacey NJ GO Series A
2.00%, 05/25/18		$334	$333,672
Township of Vernon NJ GO
2.00%, 09/14/18		900	900,549
Township of Winslow NJ GO
1.75%, 06/06/18		500	499,980

			14,431,147
NEW YORK — 10.62%
Amherst Development Corp. RB Series A
1.80%, 02/01/35	(Put 05/03/18)[a,b]	1,860	1,860,000
City of Glens Falls NY GO
1.40%, 06/08/18	(Call 05/31/18)	1,000	999,450
Cooperstown Central School District GO
2.00%, 06/29/18	(SAW)	860	860,103
New York State Dormitory Authority RB Series K
4.00%, 10/01/18		225	226,991
Onondaga County Trust for Cultural Resources RB
4.00%, 05/01/19		400	409,980
Skaneateles Central School District/NY GO
2.25%, 07/06/18		1,263	1,264,360
Troy Capital Resource Corp. RB
5.00%, 09/01/18		975	985,072

			6,605,956
OHIO — 2.84%
City of Kirtland OH GOL
2.00%, 06/21/18		500	500,095
City of Willoughby OH GO
2.00%, 06/22/18		750	750,135
County of Allen OH Hospital Facilities Revenue RB Series A
5.00%, 08/01/19		500	518,120

			1,768,350
OKLAHOMA — 0.61%
Norman Regional Hospital Authority RB
4.00%, 09/01/18		380	382,352

			382,352

Security		Principal (000s)	Value
PENNSYLVANIA — 3.49%
Carlisle Area School District GOL
2.00%, 09/01/19		$165	$165,149
City of Philadelphia PA RB Series A
2.00%, 06/29/18		1,000	1,000,430
Commonwealth of Pennsylvania GO Third Series
5.38%, 07/01/18	(AGM)	1,000	1,005,840

			2,171,419
SOUTH CAROLINA — 1.61%
Tender Option Bond Trust Receipts/Certificates RB Series 2016
1.95%, 06/01/37	(Put 05/03/18)[a,b,c]	1,000	1,000,000

			1,000,000
TENNESSEE — 0.99%
Jackson Energy Authority RB
5.00%, 12/01/19		350	366,643
Knox County Health Educational & Housing Facility Board RB
4.00%, 09/01/18		250	251,372

			618,015
TEXAS — 4.91%
City of Houston TX GOL Series A
5.00%, 03/01/20		1,000	1,054,000
Harris County Cultural Education Facilities Finance Corp. RB Series C-1
1.62%, 12/01/24	(Put 05/01/18)[a,b]	900	900,000
Harris County Health Facilities Development Corp. RB
1.62%, 12/01/41	(Put 05/01/18)[a,b]	1,100	1,100,000

			3,054,000
WASHINGTON — 1.60%
Grant County Public Utility District No. 2 RB
2.00%, 01/01/44	(Put 09/01/20)[a]	1,000	993,500

			993,500

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $55,483,957)			55,214,641

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Liquidity Funds: MuniCash
1.48%[d,e]	69	$68,623

		68,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,623)		68,623

TOTAL INVESTMENTS IN SECURITIES — 88.85% (Cost: $55,552,580)		55,283,264
Other Assets, Less Liabilities — 11.15%		6,938,667

NET ASSETS — 100.00%		$62,221,931

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

BAM  —  Build America Mutual Assurance Co.

[a]	Security is payable upon demand on each reset date.
[b]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	25	44[b]	—	69	$68,623	$2,497	$(18)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal debt obligations	$—	$55,214,641	$—	$55,214,641
Money market funds	68,623	—	—	68,623

Total	$68,623	$55,214,641	$—	$55,283,264

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CERTIFICATES OF DEPOSIT — 16.01%
Bank of Montreal (1 mo. LIBOR US + 0.240%)
2.14%, 10/25/18[a]	$500	$499,751
Bank of Montreal/Chicago IL
1.71%, 08/10/18	500	499,245
(3 mo. LIBOR US + 0.120%)
2.37%, 06/26/18[a]	1,000	1,000,059
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.01%, 10/17/18	1,000	997,866
2.34%, 06/22/18	750	750,383
Barclays Bank PLC/New York
2.41%, 08/01/18	1,000	999,990
2.43%, 08/01/18	1,000	1,000,264
BNP Paribas SA/New York NY (3 mo. LIBOR US + 0.250%)
2.30%, 12/28/18[a]	750	750,582
Canadian Imperial Bank of Commerce
2.00%, 09/17/18	1,000	998,865
(3 mo. LIBOR US + 0.360%)
2.21%, 08/08/18[a]	1,700	1,701,079
Canadian Imperial Bank of Commerce/New York NY
2.17%, 10/15/18	1,000	996,723
Citibank N.A./New York
2.30%, 08/06/18	1,000	999,884
Credit Agricole Corporate and Investment Bank
2.10%, 08/10/18	2,000	1,996,173
Credit Industriel et Commercial/New York (1 mo. LIBOR US + 0.180%)
2.07%, 08/06/18[a]	2,000	1,999,820
Credit Suisse AG/New York NY
1.66%, 06/29/18	600	599,672
1.86%, 11/09/18	1,000	996,684
2.40%, 08/16/18	1,600	1,596,703
(1 mo. LIBOR US + 0.200%)
2.10%, 05/11/18[a]	1,000	1,000,103
(3 mo. LIBOR US + 0.270%)
2.63%, 05/01/19[a]	1,500	1,499,851

Security	Principal (000s)	Value
DNB Bank ASA/New York (1 mo. LIBOR US + 0.160%)
2.05%, 08/06/18[a]	$1,000	$999,856
Mitsubishi Trust & Banking Corp.
2.31%, 06/22/18	803	803,000
Mitsubishi UFJ Trust & Banking Corp./NY
(1 mo. LIBOR US + 0.210%)
2.30%, 07/16/18[a]	1,000	1,000,174
(1 mo. LIBOR US + 0.290%)
2.19%, 08/31/18[a]	1,000	999,946
MUFG Bank Ltd.
2.40%, 08/20/18	1,000	1,000,074
Natixis NY
2.50%, 10/31/18	1,000	1,000,087
Natixis SA
1.81%, 11/20/18	1,000	996,216
Nordea Bank AB/New York
1.91%, 07/31/18	1,200	1,199,191
(3 mo. LIBOR US + 0.270%)
2.63%, 10/18/19[a]	1,000	999,842
Norinchukin Bank/New York
2.52%, 10/12/18	1,000	996,858
(1 mo. LIBOR US + 0.190%)
2.09%, 05/29/18[a]	1,500	1,500,303
(1 mo. LIBOR US + 0.200%)
2.10%, 07/10/18[a]	1,000	1,000,189
(1 mo. LIBOR US + 0.200%)
2.10%, 08/09/18[a]	1,000	999,930
Norinchukin Bank/NY
2.28%, 06/22/18	803	803,000
Royal Bank of Canada/New York NY
(1 mo. LIBOR US + 0.210%)
2.11%, 08/09/18[a]	2,600	2,599,891
(3 mo. LIBOR US + 0.130%)
2.45%, 10/04/18[a]	750	750,724
(3 mo. LIBOR US + 0.160%)
1.95%, 02/07/19[a]	1,000	1,000,196
(3 mo. LIBOR US + 0.280%)
2.55%, 03/22/19[a]	1,000	1,000,873
Skandinaviska Enskilda Banken AB/New York NY (1 mo. LIBOR US + 0.160%)
2.06%, 07/23/18[a]	1,000	1,000,005

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Societe Generale/New York NY (3 mo. LIBOR US + 0.280%)
2.30%, 02/28/19[a]	$1,000	$999,381
Standard Chartered Bank/New York
1.74%, 08/01/18	2,000	1,997,109
2.31%, 06/25/18	1,036	1,036,000
(1 mo. LIBOR US + 0.220%)
2.12%, 07/09/18[a]	1,000	1,000,233
Sumitomo Mitsui Banking Corp./New York (1 mo. LIBOR US + 0.300%)
2.20%, 08/21/18[a]	1,000	999,994
Sumitomo Mitsui Trust Bank Ltd./New York (1 mo. LIBOR US + 0.220%)
2.12%, 06/27/18[a]	500	500,000
Svenska Handelsbanken/New York NY (3 mo. LIBOR US + 0.270%)
2.63%, 10/21/19[a]	1,000	999,854
Toronto-Dominion Bank (The)
2.30%, 07/30/18	1,000	999,938
Toronto-Dominion Bank/NY
2.65%, 01/24/19	570	568,361
(1 mo. LIBOR US + 0.180%)
2.08%, 08/10/18[a]	1,000	999,020
Wells Fargo Bank N.A. (1 mo. LIBOR US + 0.220%)
2.12%, 08/09/18[a]	500	499,988

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $52,147,130)		52,133,930

COMMERCIAL PAPER — 41.56%
American Electric Power Co. Inc.
2.40%, 06/05/18[b]	1,000	997,640
ASB Finance Ltd. (1 mo. LIBOR US + 0.230%)
2.13%, 09/21/18[a]	500	499,703
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.35%, 08/01/18[b]	1,530	1,520,850
Banque et Caisse Epargne
2.10%, 07/23/18[b]	2,000	1,989,593

Security	Principal (000s)	Value
Barclays Bank PLC/New York
2.55%, 09/14/18[b]	$1,000	$990,635
2.60%, 09/28/18[b]	2,000	1,977,750
Bell Canada Inc.
2.62%, 07/18/18[b]	2,500	2,486,740
BPCE SA
1.65%, 07/09/18[b]	3,000	2,987,826
1.72%, 05/25/18[b]	500	499,400
2.33%, 08/01/18[b]	2,000	1,988,142
Canadian Imperial Bank of Commerce (1 mo. LIBOR US + 0.240%)
2.14%, 10/16/18[a]	250	249,860
Commonwealth Bank of Australia/New York NY (1 mo. LIBOR US + 0.230%)
2.12%, 01/18/19[a]	1,000	999,155
Danske Corp.
2.35%, 08/13/18[b]	1,695	1,683,333
Duke Energy Corp.
2.16%, 05/17/18[b]	3,000	2,996,800
Electricite De France SA
2.01%, 05/15/18[b]	2,000	1,998,125
2.36%, 06/06/18[b]	2,000	1,995,139
Eni Finance USA Inc.
2.57%, 06/12/18[b]	1,000	997,366
Federation Des Caisses Desjardins Du Quebec
(1 mo. LIBOR US + 0.240%)
2.14%, 10/19/18[a]	1,000	999,491
2.14%, 12/03/18[b]	1,000	984,967
HSBC Bank PLC
(3 mo. LIBOR US + 0.180%)
2.08%, 02/22/19[a]	600	600,976
(3 mo. LIBOR US + 0.210%)
2.57%, 04/17/19[a]	1,500	1,499,854
2.70%, 04/16/19[b]	1,000	973,431
Hyundai Capital America
2.13%, 05/01/18[b]	8,590	8,589,484
2.20%, 05/02/18[b]	1,650	1,649,801
2.45%, 05/03/18[b]	1,000	999,819
2.72%, 06/19/18[b]	1,000	996,625
ING U.S. Funding LLC (1 mo. LIBOR US + 0.190%)
2.08%, 08/01/18[a]	2,000	1,999,990

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
JPMorgan Securities LLC
2.15%, 11/02/18[b]	$3,000	$2,961,684
Lam Research Corp.
2.35%, 05/08/18[b]	300	299,853
2.38%, 05/10/18[b]	2,000	1,998,767
2.70%, 06/15/18[b]	2,000	1,993,282
Lma Americas LLC
2.45%, 09/21/18[b]	2,100	2,079,428
Macquarie Bank Ltd.
2.10%, 05/23/18[b]	700	699,142
(1 mo. LIBOR US + 0.220%)
2.12%, 08/09/18[a]	1,000	999,793
2.36%, 07/17/18[b]	2,000	1,990,233
Marriott International Inc./MD
2.77%, 06/04/18[b]	1,000	997,710
NBCUniversal Enterprise Inc.
2.31%, 05/16/18[b]	2,000	1,997,996
Nieuw Amsterdam Receivables Corp.
2.22%, 06/12/18[b]	1,000	997,625
Oncor Electric Delivery Co. LLC
2.36%, 06/18/18[b]	2,000	1,992,166
Ontario Teachers’ Finance Trust
1.96%, 08/24/18[b]	1,000	992,547
Oversea-Chinese Banking Corp. Ltd.
(1 mo. LIBOR US + 0.220%)
2.10%, 10/04/18[a]	1,000	999,527
(1 mo. LIBOR US + 0.220%)
2.12%, 11/07/18[a]	1,000	999,216
Ridgefield Funding Co. LLC
2.07%, 08/06/18[b]	1,500	1,490,171
Rogers Communications Inc.
2.27%, 05/22/18[b]	1,000	998,604
2.30%, 05/17/18[b]	4,500	4,495,200
Ryder System Inc.
2.40%, 05/04/18[b]	1,500	1,499,637
Schlumberger Holdings
2.65%, 07/09/18[b]	750	746,563
Sheffield Receivables Co. LLC
2.11%, 06/01/18[b]	1,500	1,497,396
Societe Generale SA
2.04%, 05/31/18[b]	1,000	998,437
Standard Chartered Bank/New York
2.33%, 06/20/18[b]	1,000	997,263

Security	Principal (000s)	Value
Sumitomo Mitsui Trust Bank Ltd./New York
1.98%, 08/06/18[b]	$2,000	$1,987,581
Suncor Energy Inc.
2.00%, 05/04/18[b]	2,009	2,008,513
2.43%, 05/02/18[b]	2,500	2,499,699
2.49%, 06/18/18[b]	1,000	996,699
2.65%, 07/26/18[b]	2,000	1,987,491
Suncorp Metway Ltd.
2.57%, 10/30/18[b]	5,000	4,935,060
Swedbank AB
1.81%, 05/09/18[b]	2,000	1,999,148
Time Warner Inc.
2.52%, 07/18/18[b]	4,000	3,977,564
2.69%, 06/18/18[b]	1,500	1,495,049
Toronto-Dominion Bank (The) (1 mo. LIBOR US + 0.270%)
2.17%, 02/08/19[a]	2,000	1,999,294
TransCanada American Investments
2.20%, 05/07/18[b]	4,000	3,998,584
TransCanada PipeLines Ltd.
2.43%, 05/17/18[b]	1,000	998,933
2.46%, 06/12/18[b]	1,500	1,495,709
UBS AG/London
(1 mo. LIBOR US + 0.310%)
2.21%, 08/29/18[a]	400	400,008
(1 mo. LIBOR US + 0.340%)
2.24%, 01/07/19[a]	1,000	999,063
2.48%, 09/04/18[b]	1,000	991,441
(3 mo. LIBOR US + 0.330%)
2.65%, 04/04/19[a]	2,000	2,001,084
United Overseas Bank Ltd.
1.91%, 05/21/18[b]	3,000	2,996,766
Verizon Communications Inc.
2.05%, 05/07/18[b]	4,000	3,998,289
Victory Receivables Corp.
2.22%, 06/11/18[b]	1,000	997,723
Virginia Electric & Power Co.
2.34%, 06/11/18[b]	5,000	4,987,167
VW Credit Inc.
2.66%, 06/22/18[b]	1,250	1,245,501
2.67%, 06/25/18[b]	1,250	1,245,217
Walgreens Boots Alliance Inc.
2.06%, 05/07/18[b]	1,500	1,499,358

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.12%, 05/21/18[b]	$1,000	$998,671
2.13%, 05/14/18[b]	500	499,564
2.38%, 06/18/18[b]	700	697,690
2.61%, 07/09/18[b]	500	497,550

TOTAL COMMERCIAL PAPER
(Cost: $135,331,773)		135,309,151

CORPORATE BONDS & NOTES — 43.48%

AEROSPACE & DEFENSE — 0.78%
Lockheed Martin Corp.
1.95%, 11/15/19	2,000	2,042,064
United Technologies Corp. (3 mo. LIBOR US + 0.350%)
2.12%, 11/01/19[a]	500	502,320

		2,544,384
AUTO MANUFACTURERS — 5.07%
American Honda Finance Corp.
2.10%, 11/13/19	500	493,290
(3 mo. LIBOR US + 0.210%)
2.05%, 02/12/21[a]	1,000	998,748
BMW U.S. Capital LLC (3 mo. LIBOR US + 0.410%)
2.75%, 04/12/21[a,c]	2,000	2,006,816
Daimler Finance North America LLC
1.82%, 08/03/18[c]	1,000	998,955
3.32%, 05/04/20[c]	1,325	1,324,033
(3 mo. LIBOR US + 0.450%)
2.30%, 02/22/21[a,c]	3,000	3,005,739
(3 mo. LIBOR US + 0.620%)
2.98%, 10/30/19[a,c]	250	251,514
Ford Motor Credit Co. LLC (3 mo. LIBOR US + 1.580%)
2.74%, 01/08/19[a]	1,375	1,386,343
Hyundai Capital America
2.66%, 10/30/18[c]	2,000	1,992,417
(3 mo. LIBOR US + 0.82%)
2.87%, 03/12/21[a,c]	1,000	1,000,984
Nissan Motor Acceptance Corp.
(3 mo. LIBOR US + 0.390%)
2.69%, 09/28/20[a,c]	750	751,191
(3 mo. LIBOR US + 1.010%)
3.06%, 03/08/19[a,c]	250	251,858

Security	Principal (000s)	Value
PACCAR Financial Corp.
2.13%, 11/13/20	$580	$567,487
Toyota Motor Credit Corp.
2.35%, 01/10/20	1,500	1,484,179

		16,513,554
BANKS — 25.12%
ABN AMRO Bank NV
2.16%, 10/30/18[c]	2,000	2,000,606
2.27%, 01/18/19[c]	3,000	2,985,312
ANZ New Zealand Int’l Ltd./London
2.31%, 02/01/19[c]	1,500	1,494,588
2.75%, 01/22/21[c]	2,000	1,970,481
Australia & New Zealand Banking Group Ltd. (3 mo. LIBOR US + 0.320%)
2.12%, 11/09/20[a,c]	1,000	1,000,797
Bank of America Corp.
1.86%, 05/01/18	1,500	1,500,000
Bank of America N.A.
1.77%, 12/07/18	545	543,821
Bank of Montreal (3 mo. LIBOR US + 0.600%)
2.67%, 12/12/19[a]	510	513,142
Bank of Montreal/Chicago IL (1 mo. LIBOR US + 0.300%)
2.25%, 06/13/19[a]	500	499,449
Bank of Nova Scotia (The)
(3 mo. LIBOR US + 0.290%)
2.62%, 01/08/21[a]	1,000	998,000
(3 mo. LIBOR US + 0.440%)
2.80%, 04/20/21[a]	2,000	2,006,094
Bank of Nova Scotia/Houston (3 mo. LIBOR US + 0.280%)
2.64%, 10/15/19[a]	843	843,357
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (3 mo. LIBOR US + 0.450%)
2.56%, 09/09/19[a]	800	801,593
Banque Federative du Credit Mutuel SA
2.37%, 01/22/19[c]	2,000	1,999,580
BNP Paribas SA
2.76%, 03/17/19	549	548,609

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
2.14%, 12/12/18	$1,968	$1,969,822
2.27%, 08/20/18	750	750,477
Branch Banking & Trust Co.
2.50%, 06/01/20 (Call 05/01/20)	1,100	1,081,798
Canadian Imperial Bank of Commerce
2.80%, 05/02/20[a,d]	2,000	2,000,000
Canadian Imperial Bank of Commerce/New York NY (3 mo. LIBOR US + 0.410%)
2.64%, 09/20/19[a]	1,500	1,501,618
Citibank N.A.
2.44%, 03/20/19 (Call 02/20/19)	1,500	1,494,816
(3 mo. LIBOR US + 0.350%)
2.19%, 02/12/21 (Call 01/12/21)[a]	1,000	1,000,696
Citigroup Inc. (3 mo. LIBOR US + 0.860%)
3.27%, 12/07/18[a]	400	401,343
Commonwealth Bank of Australia
(3 mo. LIBOR US + 0.350%)
1.89%, 08/03/18[a,c]	1,200	1,200,603
(3 mo. LIBOR US + 0.450%)
2.52%, 03/10/20[a,c]	1,615	1,622,607
Cooperatieve Rabobank UA/NY
2.22%, 01/14/19	2,840	2,833,460
(3 mo. LIBOR US + 0.430%)
2.79%, 04/26/21[a,c]	1,000	1,002,308
Fifth Third Bank/Cincinnati OH (3 mo. LIBOR US + 0.250%)
2.61%, 10/30/20 (Call 09/30/20)[a]	1,000	997,593
Goldman Sachs Group Inc. (The)
1.74%, 07/19/18	1,000	1,001,193
HSBC USA Inc. (3 mo. LIBOR US + 0.880%)
2.91%, 09/24/18[a]	2,000	2,006,027
ING Bank NV
2.06%, 08/17/18[c]	515	514,330
JPMorgan Chase Bank N.A.
(3 mo. LIBOR US + 0.250%)
2.07%, 02/13/20 (Call 02/13/19)[a]	2,000	2,001,554
(3 mo. LIBOR US + 0.450%)
2.67%, 09/21/18 (Call 08/21/18)[a]	250	250,340

Security	Principal (000s)	Value
Lloyds Bank PLC
1.88%, 05/14/18	$2,000	$1,999,606
2.14%, 08/17/20	1,000	991,421
Mizuho Bank Ltd./NY
(3 mo. LIBOR US + 0.300%)
1.95%, 04/30/19[a]	1,000	997,050
(3 mo. LIBOR US + 0.400%)
2.78%, 10/25/19[a]	3,000	2,999,964
(3 mo. LIBOR US + 0.450%)
2.14%, 11/19/18[a]	1,000	1,001,623
(3 mo. LIBOR US + 0.540%)
2.22%, 09/04/18[a]	1,500	1,502,231
Morgan Stanley (3 mo. LIBOR US + 0.850%)
2.59%, 01/24/19[a]	2,000	2,010,045
National Australia Bank Ltd. (3 mo. LIBOR US + 0.350%)
2.67%, 01/12/21[a,c]	2,000	2,000,121
National Australia Bank Ltd./New York (3 mo. LIBOR US + 0.190%)
2.30%, 03/14/19[a]	750	749,091
Royal Bank of Canada
1.90%, 12/10/18	390	389,001
Santander UK PLC
1.74%, 08/24/18	700	698,920
2.45%, 11/03/20	965	939,319
(3 mo. LIBOR US + 0.300%)
2.09%, 11/03/20[a]	500	499,674
Sumitomo Mitsui Banking Corp.
2.24%, 01/11/19	500	497,934
(3 mo. LIBOR US + 0.350%)
2.70%, 01/17/20[a]	1,000	1,000,906
(3 mo. LIBOR US + 0.540%)
2.54%, 01/11/19[a]	1,250	1,253,460
Sumitomo Mitsui Banking Corp./New York
(3 mo. LIBOR US + 0.370%)
2.79%, 07/11/19[a]	3,250	3,255,702
(3 mo. LIBOR US + 0.450%)
2.56%, 09/09/19[a]	800	802,234
Sumitomo Mitsui Trust Bank Ltd.
2.08%, 03/06/19[c]	1,635	1,625,138

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Suncorp-Metway Ltd.
2.40%, 11/09/20[c]	$1,250	$1,220,594
Svenska Handelsbanken AB
(3 mo. LIBOR US + 0.360%)
2.41%, 09/08/20[a]	745	747,313
(3 mo. LIBOR US + 0.400%)
2.69%, 04/01/20[a]	3,000	3,000,546
Toronto-Dominion Bank (The)
2.03%, 09/06/18	1,000	996,778
United Overseas Bank Ltd. (3 mo. LIBOR US + 0.480%)
2.84%, 04/23/21[a,c]	2,000	2,005,020
Wells Fargo Bank N.A. (3 mo. LIBOR US + 0.310%)
2.66%, 01/15/21[a]	2,000	2,000,607
Westpac Banking Corp.
(3 mo. LIBOR US + 0.430%)
2.46%, 03/06/20[a]	3,000	3,012,690
(3 mo. LIBOR US + 0.710%)
2.53%, 05/13/19[a]	250	251,415

		81,784,417
BEVERAGES — 0.61%
PepsiCo Inc. (3 mo. LIBOR US)
2.35%, 10/15/18[a]	2,000	2,000,114

		2,000,114
BIOTECHNOLOGY — 0.31%
Gilead Sciences Inc. (3 mo. LIBOR US + 0.170%)
2.37%, 09/20/18[a]	1,000	1,000,148

		1,000,148
COMPUTERS — 0.99%
Apple Inc.
2.00%, 11/13/19	1,500	1,481,820
(3 mo. LIBOR US + 0.200%)
1.99%, 02/07/20[a]	500	501,626
(3 mo. LIBOR US + 0.250%)
1.94%, 05/03/18[a]	250	250,002
IBM Credit LLC (3 mo. LIBOR US + 0.150%)
2.18%, 09/06/19[a]	1,000	1,001,485

		3,234,933

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.31%
AIG Global Funding
2.51%, 10/18/19[c]	$555	$546,964
American Express Co.
1.94%, 05/22/18	1,000	999,617
American Express Credit Corp.
1.62%, 11/05/18 (Call 10/05/18)	460	458,524
(3 mo. LIBOR US + 0.430%)
2.45%, 03/03/20 (Call 02/03/20)[a]	3,000	3,010,999
Capital One Bank USA N.A.
2.74%, 02/13/19 (Call 01/13/19)	2,500	2,491,096

		7,507,200
ELECTRIC — 0.15%
Electricite de France SA
1.75%, 01/22/19[c]	500	497,142

		497,142
ELECTRONICS — 0.32%
Honeywell International Inc.
1.84%, 10/30/19	310	306,039
(3 mo. LIBOR US + 0.040%)
2.40%, 10/30/19[a]	750	749,707

		1,055,746
HEALTH CARE – SERVICES — 0.40%
Roche Holdings Inc.
2.23%, 09/30/19 (Call 08/30/19)[c]	1,300	1,291,170

		1,291,170
INSURANCE — 0.26%
Metropolitan Life Global Funding I
1.90%, 09/19/19[c]	860	846,160

		846,160
INTERNET — 0.53%
Alibaba Group Holding Ltd.
2.30%, 11/28/19 (Call 10/28/19)	1,750	1,736,464

		1,736,464
MACHINERY — 1.62%
Caterpillar Financial Services Corp.
2.05%, 11/13/18	600	597,757
2.92%, 03/15/21	1,500	1,494,841
(3 mo. LIBOR US + 0.230%)
2.35%, 03/15/21[a]	1,000	1,000,460

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Principal (000s)	Value
John Deere Capital Corp.
(3 mo. LIBOR US + 0.120%)
2.44%, 07/05/19[a]	$1,170	$1,170,854
(3 mo. LIBOR US + 0.240%)
2.33%, 03/12/21[a]	1,000	1,004,326

		5,268,238
MANUFACTURING — 1.26%
Siemens Financieringsmaatschappij NV
2.84%, 09/13/19[c]	1,100	1,076,893
(3 mo. LIBOR US + 0.340%)
2.49%, 03/16/20[a,c]	3,000	3,013,983

		4,090,876
OIL & GAS — 1.23%
Chevron Corp.
(3 mo. LIBOR US + 0.090%)
2.07%, 02/28/19[a]	2,000	2,001,400
(3 mo. LIBOR US + 0.210%)
2.23%, 03/03/20[a]	2,000	2,005,304

		4,006,704
PHARMACEUTICALS — 0.89%
AstraZeneca PLC
2.53%, 11/16/18	2,500	2,491,029
CVS Health Corp.
1.70%, 07/20/18	390	389,536

		2,880,565
PIPELINES — 0.77%
Enterprise Products Operating LLC
1.68%, 05/07/18	1,000	999,850
TransCanada PipeLines Ltd. (3 mo. LIBOR US + 0.275%)
2.11%, 11/15/19[a]	1,500	1,499,745

		2,499,595
RETAIL — 0.41%
Home Depot Inc. (The) (3 mo. LIBOR US + 0.150%)
2.17%, 06/05/20[a]	1,220	1,223,284
Lowe’s Companies Inc. (3 mo. LIBOR US + 0.600%)
2.71%, 09/14/18[a]	100	100,215

		1,323,499

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.45%
QUALCOMM Inc.
1.50%, 05/18/18	$500	$499,820
(3 mo. LIBOR US + 0.360%)
2.24%, 05/20/19[a]	970	973,318

		1,473,138

TOTAL CORPORATE BONDS & NOTES
(Cost: $141,747,824)		141,554,047

REPURCHASE AGREEMENTS — 2.07%
Citigroup Global Markets Inc., 2.86%, 05/01/18[a,e] (Purchased on 04/30/18 to be repurchased at $2,500,199, collateralized by non-agency mortgage-backed security, 3.11% to 4.06%, due 12/12/47 to 04/10/48, par and fair value of $3,807,056 and $2,875,000, respectively)	2,500	2,500,000
Credit Suisse Securities (USA) LLC, 2.36%, 05/01/18[a,e] (Purchased on 04/30/18 to be repurchased at $2,000,131, collateralized by non-agency asset-backed security, 0.00% to 3.25%, due 06/04/18, par and fair value of $2,156,720 and $2,303,960, respectively)	2,000	2,000,000
Deutsche Bank Securities Inc., 2.46%, 05/01/18[a,e] (Purchased on 04/30/18 to be repurchased at $2,250,153, collateralized by various non-agency mortgage-backed securities, 3.03% to 5.65%, due 10/25/21 to 01/15/49, par and fair value of $2,453,765 and $2,384,889, respectively)	2,250	2,250,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,750,000)		6,750,000

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2018

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 7.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	24,522	$24,521,849

Total MONEY MARKET FUNDS
(Cost: $24,521,849)		24,521,849

TOTAL INVESTMENTS IN SECURITIES — 110.65%
(Cost: $360,498,576)		360,268,977
Other Assets, Less Liabilities — (10.65)%		(34,689,829)

NET ASSETS — 100.00%		$325,579,148

[a]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[b]	Rates shown are discount rates paid at the time of purchase.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Maturity date represents next reset date.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	319	24,203	[b]	—	24,522	$24,521,849	$516,601	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of deposit	$—	$52,133,930	$—	$52,133,930
Commercial paper	—	135,309,151	—	135,309,151
Corporate bonds & notes	—	141,554,047	—	141,554,047
Repurchase agreements	—	6,750,000	—	6,750,000
Money market funds	24,521,849	—	—	24,521,849

Total	$24,521,849	$335,747,128	$—	$360,268,977

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2018

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,417,025,793	$55,483,957	$329,226,727
Repurchase agreements — unaffiliated	30,000,000	—	6,750,000
Affiliated (Note 2)	223,550,674	68,623	24,521,849

Total cost of investments in securities	$3,670,576,467	$55,552,580	$360,498,576

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,412,801,830	$55,214,641	$328,997,128
Repurchase agreements — unaffiliated	30,000,000	—	6,750,000
Affiliated (Note 2)	223,553,978	68,623	24,521,849
Foreign currency, at value[b]	27,729	—	—
Cash	121,082	—	—
Receivables:
Investment securities sold	1,096	—	—
Dividends and interest	12,115,044	532,950	836,997
Capital shares sold	—	7,469,917	1

Total Assets	3,678,620,759	63,286,131	361,105,975

LIABILITIES
Payables:
Investment securities purchased	47,351,221	1,052,950	20,039,349
Collateral for securities on loan (Note 1)	34,060,722	—	—
Due to custodian	—	—	15,470,354
Investment advisory fees (Note 2)	729,281	11,250	17,124

Total Liabilities	82,141,224	1,064,200	35,526,827

NET ASSETS	$3,596,479,535	$62,221,931	$325,579,148

Net assets consist of:
Paid-in capital	$3,595,402,569	$62,511,595	$325,363,228
Undistributed net investment income	6,089,473	71,888	486,924
Accumulated net realized loss	(794,381)	(92,236)	(41,405)
Net unrealized depreciation	(4,218,126)	(269,316)	(229,599)

NET ASSETS	$3,596,479,535	$62,221,931	$325,579,148

Shares outstanding[c]	71,700,000	1,250,000	6,500,000

Net asset value per share	$50.16	$49.78	$50.09

[a]	Securities on loan with values of $32,584,496, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $25,196, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2018

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,774,594	$2,497	$516,601
Interest — unaffiliated	31,604,253	425,285	1,382,073
Securities lending income — affiliated — net (Note 2)	40,036	—	—

Total investment income	33,418,883	427,782	1,898,674

EXPENSES
Investment advisory fees (Note 2)	3,873,273	70,579	76,396
Proxy fees	258	4	13

Total expenses	3,873,531	70,583	76,409

Net investment income	29,545,352	357,199	1,822,265

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(616,250)	(53,503)	(20,577)
Investments — affiliated (Note 2)	(2,575)	(18)	—
Foreign currency transactions	(178,023)	—	—
Realized gain distributions from affiliated funds	—	13	—

Net realized loss	(796,848)	(53,508)	(20,577)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(8,079,100)	(227,033)	(332,877)
Investments — affiliated (Note 2)	(352)	—	—
Translation of assets and liabilities in foreign currencies	994	—	—

Net change in unrealized appreciation/depreciation	(8,078,458)	(227,033)	(332,877)

Net realized and unrealized loss	(8,875,306)	(280,541)	(353,454)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,670,046	$76,658	$1,468,811

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Short Maturity Bond ETF		iShares Short Maturity Municipal Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,545,352	$35,966,752	$357,199	$378,541
Net realized gain (loss)	(796,848)	582,022	(53,508)	(29,140)
Net change in unrealized appreciation/depreciation	(8,078,458)	1,498,943	(227,033)	(21,983)

Net increase in net assets resulting from operations	20,670,046	38,047,717	76,658	327,418

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,248,548)	(34,147,741)	(327,650)	(359,533)

Total distributions to shareholders	(26,248,548)	(34,147,741)	(327,650)	(359,533)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,238,931,917	1,295,366,901	17,444,781	17,526,350
Cost of shares redeemed	(546,611,701)	(411,421,762)	(7,478,421)	—

Net increase in net assets from capital share transactions	692,320,216	883,945,139	9,966,360	17,526,350

INCREASE IN NET ASSETS	686,741,714	887,845,115	9,715,368	17,494,235

NET ASSETS
Beginning of period	2,909,737,821	2,021,892,706	52,506,563	35,012,328

End of period	$3,596,479,535	$2,909,737,821	$62,221,931	$52,506,563

Undistributed net investment income included in net assets at end of period	$6,089,473	$2,792,669	$71,888	$42,339

SHARES ISSUED AND REDEEMED
Shares sold	24,700,000	25,800,000	350,000	350,000
Shares redeemed	(10,900,000)	(8,200,000)	(150,000)	—

Net increase in shares outstanding	13,800,000	17,600,000	200,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

	iShares Ultra Short-Term Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,822,265	$1,318,869
Net realized loss	(20,577)	(7,501)
Net change in unrealized appreciation/depreciation	(332,877)	66,211

Net increase in net assets resulting from operations	1,468,811	1,377,579

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,474,046)	(1,210,368)

Total distributions to shareholders	(1,474,046)	(1,210,368)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	190,226,439	167,741,625
Cost of shares redeemed	(52,574,305)	(4,994,630)

Net increase in net assets from capital share transactions	137,652,134	162,746,995

INCREASE IN NET ASSETS	137,646,899	162,914,206

NET ASSETS
Beginning of period	187,932,249	25,018,043

End of period	$325,579,148	$187,932,249

Undistributed net investment income included in net assets at end of period	$486,924	$138,705

SHARES ISSUED AND REDEEMED
Shares sold	3,800,000	3,350,000
Shares redeemed	(1,050,000)	(100,000)

Net increase in shares outstanding	2,750,000	3,250,000

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Short Maturity Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.25	$50.17	$50.04	$50.15	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.47	0.74	0.50	0.44	0.44	0.02
Net realized and unrealized gain (loss)[c]	(0.13)	0.04	0.14	(0.13)	0.04	0.05

Total from investment operations	0.34	0.78	0.64	0.31	0.48	0.07

Less distributions from:
Net investment income	(0.43)	(0.70)	(0.51)	(0.42)	(0.40)	—

Total distributions	(0.43)	(0.70)	(0.51)	(0.42)	(0.40)	—

Net asset value, end of period	$50.16	$50.25	$50.17	$50.04	$50.15	$50.07

Total return	0.67%[d]	1.57%	1.28%	0.62%	0.96%	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,596,480	$2,909,738	$2,021,893	$1,781,306	$418,732	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.91%	1.47%	1.01%	0.87%	0.87%	0.42%
Portfolio turnover rate[f]	22%[d]	56%	79%	23%	35%	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Short Maturity Municipal Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 3, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$50.01	$50.02	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.31	0.49	0.39	0.20
Net realized and unrealized gain (loss)[c]	(0.25)	(0.03)	(0.04)	0.04

Total from investment operations	0.06	0.46	0.35	0.24

Less distributions from:
Net investment income	(0.29)	(0.47)	(0.40)	(0.17)

Total distributions	(0.29)	(0.47)	(0.40)	(0.17)

Net asset value, end of period	$49.78	$50.01	$50.02	$50.07

Total return	0.10%[d]	0.93%	0.69%	0.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,222	$52,507	$35,012	$35,049
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.27%	0.99%	0.79%	0.59%
Portfolio turnover rate[f]	87%[d]	163%	100%	184%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Ultra Short-Term Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Dec. 11, 2013[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.12	$50.04	$49.97	$50.08	$49.99

Income from investment operations:
Net investment income[b]	0.47	0.71	0.47	0.24	0.16
Net realized and unrealized gain (loss)[c]	(0.10)	0.02	(0.02)	(0.07)	0.06

Total from investment operations	0.37	0.73	0.45	0.17	0.22

Less distributions from:
Net investment income	(0.40)	(0.65)	(0.38)	(0.24)	(0.13)
Net realized gain	—	—	—	(0.04)	—

Total distributions	(0.40)	(0.65)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$50.09	$50.12	$50.04	$49.97	$50.08

Total return	0.74%[d]	1.47%	0.90%	0.32%	0.45%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$325,579	$187,932	$25,018	$12,493	$15,024
Ratio of expenses to average net assets[e]	0.08%	0.09%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.91%	1.43%	0.93%	0.47%	0.35%
Portfolio turnover rate[f]	32%[d]	11%	139%	41%	71%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Maturity Bond	Non-diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the Funds’ open repurchase agreements as of April 30, 2018 which are subject to offset under an MRA:

iShares ETF	Market Value of Repurchase Agreements	Non-cash Collateral Received [a]	Net Amount
Short Maturity Bond	$30,000,000	$30,000,000	$—
Ultra Short-Term Bond	6,750,000	6,750,000	—

[a]	Collateral received in excess of the market value of repurchase agreements is not presented in this table. The total collateral received by each Fund is disclosed in each Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Short Maturity Bond
BNP Paribas Prime Brokerage International Ltd.	$483,869	$483,869	$—
Citigroup Global Markets Inc.	502,280	502,280	—
Credit Suisse Securities (USA) LLC	1,110,248	1,110,248	—
Goldman Sachs & Co.	3,389,490	3,389,490	—
HSBC Securities (USA) Inc.	99,972	99,972	—
JPMorgan Securities LLC	12,889,626	12,889,626	—
Merrill Lynch, Pierce, Fenner & Smith	2,441,120	2,441,120	—
Morgan Stanley & Co. LLC	8,453,578	8,453,578	—
MUFG Securities Americas Inc.	15,969	15,969	—
Wells Fargo Securities LLC	3,198,344	3,198,344	—

	$32,584,496	$32,584,496	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Maturity Bond	$15,275

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Ultra Short-Term Bond	1	13%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$27,720,000	$2,047,879	$813,088,507	$587,954,633
Short Maturity Municipal Bond	—	—	45,049,059	44,146,916
Ultra Short-Term Bond	—	500,046	43,167,667	22,689,311

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2018.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to, government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Short Maturity Municipal Bond	$38,713
Ultra Short-Term Bond	20,828

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$3,670,580,632	$4,219,319	$(8,444,143)	$(4,224,824)
Short Maturity Municipal Bond	55,552,595	323	(269,654)	(269,331)
Ultra Short-Term Bond	360,498,576	148,168	(377,767)	(229,599)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Short Maturity Bond	$0.421504	$—	$0.004044	$0.425548	99%	—%	1%		100%
Short Maturity Municipal Bond	0.289140	—	—	0.289140	100	—	—		100
Ultra Short-Term Bond	0.398969	—	0.000770	0.399739	100	—	0	[a]	100

[a]	Rounds to less than 1%.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	55

Notes:

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
➢	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

Performance as of April 30, 2018

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 1.99%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.39%	2.69%	5.39%	10.99%
Fund Market	5.39%	2.68%	5.39%	10.95%
Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Index	5.18%	3.36%	5.18%	13.83%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,019.90	$0.25	$1,000.00	$1,024.50	$0.25	0.05%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY1

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Baa	0.98%
Ba	44.50
B	39.82
Caa	12.98
Ca	0.36
Not Rated	1.36

TOTAL	100.00%

ALLOCATION BY MATURITY1

As of 4/30/18

Maturity	Percentage of Total Investments [3]

0-1 Year	0.18%
1-5 Years	40.81
5-10 Years	57.89
10-15 Years	0.66
More than 20 Years	0.46

TOTAL	100.00%

[1]	Table shown is for the iShares iBoxx $ High Yield Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 1.16%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.76%	1.70%	4.76%	6.83%
Fund Market	4.87%	1.71%	4.87%	6.90%
Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Index	5.53%	2.67%	5.53%	10.90%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,011.60	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY1

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Aaa	3.15%
Aa	7.80
A	40.82
Baa	44.72
Ba	3.10
Not Rated	0.41

TOTAL	100.00%

ALLOCATION BY MATURITY1

As of 4/30/18

Maturity	Percentage of Total Investments [3]

1-5 Years	22.94%
5-10 Years	39.22
10-15 Years	3.57
15-20 Years	7.85
More than 20 Years	26.42

TOTAL	100.00%

[1]	Table shown is for the iShares iBoxx $ Investment Grade Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 98.26%

EXCHANGE-TRADED FUNDS — 98.26%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	3,247,509	$278,311,521

		278,311,521

TOTAL INVESTMENT COMPANIES
(Cost: $284,281,678)		278,311,521

SHORT-TERM INVESTMENTS — 45.98%

MONEY MARKET FUNDS — 45.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b,c,d]	128,578,218	128,591,076
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	1,646,496	1,646,496

		130,237,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,225,816)		130,237,572

Value
TOTAL INVESTMENTS IN SECURITIES — 144.24%
(Cost: $414,507,494)	$408,549,093
Other Assets, Less Liabilities — (44.24)%	(125,306,704)

NET ASSETS — 100.00%	$283,242,389

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,737,039	82,841,179	[b]	—	128,578,218	$128,591,076	$613,878	[c]	$(17,040)	$11,756
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,712	484,784	[b]	—	1,646,496	1,646,496	17,276		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,526,823	1,924,262		(203,576)	3,247,509	278,311,521	4,700,833		194,924	(6,422,372)

						$408,549,093	$5,331,987		$177,884	$(6,410,616)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

April 30, 2018

Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate[a]	Frequency
1.33%	Semi-annual	2.36%	Quarterly	12/09/2018	$(107,543)	$696,310	$342,637	$353,673
2.17%	Semi-annual	2.36%	Quarterly	01/12/2020	(52,100)	455,387	225,770	229,617
1.82%	Semi-annual	2.36%	Quarterly	12/09/2021	(84,250)	3,040,959	504,420	2,536,539
2.38%	Semi-annual	2.36%	Quarterly	01/12/2023	(36,491)	855,429	414,583	440,845
2.46%	Semi-annual	2.36%	Quarterly	01/12/2025	(47,851)	1,437,991	428,527	1,009,464
1.44%	Semi-annual	2.36%	Quarterly	12/08/2026	(6,000)	710,219	663,186	47,033
2.23%	Semi-annual	2.36%	Quarterly	12/09/2026	(23,875)	1,372,347	264,193	1,108,155

						$8,568,642	$2,843,316	$5,725,326

[a]	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$278,311,521	$—	$—	$278,311,521
Money market funds	130,237,572	—	—	130,237,572

Total	$408,549,093	$—	$—	$408,549,093

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$5,725,326	$—	$5,725,326

Total	$—	$5,725,326	$—	$5,725,326

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 96.17%

EXCHANGE-TRADED FUNDS — 96.17%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	1,770,835	$204,035,609

		204,035,609

TOTAL INVESTMENT COMPANIES
(Cost: $208,101,097)		204,035,609

SHORT-TERM INVESTMENTS — 22.58%

MONEY MARKET FUNDS — 22.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b,c,d]	45,526,496	45,531,049
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	2,383,887	2,383,887

		47,914,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,910,393)		47,914,936

Value
TOTAL INVESTMENTS IN SECURITIES — 118.75%
(Cost: $256,011,490)	$251,950,545
Other Assets, Less Liabilities — (18.75)%	(39,773,627)

NET ASSETS — 100.00%	$212,176,918

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,012,834	13,513,662	[b]	—	45,526,496	$45,531,049	$39,758	[c]	$(2,996)	$7,690
BlackRock Cash Funds: Treasury, SL Agency Shares	282,604	2,101,283	[b]	—	2,383,887	2,383,887	8,427		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	617,766	1,203,946		(50,877)	1,770,835	204,035,609	1,325,439		152,604	(5,901,534)

						$251,950,545	$1,373,624		$149,608	$(5,893,844)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

April 30, 2018

Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of April 30, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate [a]	Frequency
1.01%	Semi-annual	2.36%	Quarterly	12/08/2018	$(8,470)	$71,313	$28,398	$42,914
1.17%	Semi-annual	2.36%	Quarterly	12/08/2021	(62,103)	3,628,761	2,169,664	1,459,096
2.38%	Semi-annual	2.36%	Quarterly	01/12/2023	(16,450)	385,624	308,410	77,214
2.46%	Semi-annual	2.36%	Quarterly	01/12/2025	(31,660)	951,428	712,725	238,704
1.44%	Semi-annual	2.36%	Quarterly	12/08/2026	(49,890)	5,905,467	3,953,604	1,951,863
1.70%	Semi-annual	2.36%	Quarterly	12/08/2036	(13,500)	2,697,396	1,193,791	1,503,604
2.34%	Semi-annual	2.36%	Quarterly	12/08/2036	(24,215)	2,574,811	2,192,055	382,757
1.77%	Semi-annual	2.36%	Quarterly	12/08/2046	(24,291)	6,187,291	5,237,424	949,867

						$22,402,091	$15,796,071	$6,606,019

[a]	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$204,035,609	$—	$—	$204,035,609
Money market funds	47,914,936	—	—	47,914,936

Total	$251,950,545	$—	$—	$251,950,545

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$6,606,019	$—	$6,606,019

Total	$—	$6,606,019	$—	$6,606,019

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2018

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$414,507,494	$256,011,490

Total cost of investments in securities	$414,507,494	$256,011,490

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$408,549,093	$251,950,545
Cash pledged for centrally cleared swaps	3,199,000	6,050,000
Receivables:
Dividends	183,153	21,565

Total Assets	411,931,246	258,022,110

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	128,607,599	45,526,370
Investment advisory fees (Note 2)	11,452	15,373
Variation margin on centrally cleared swaps	69,806	303,449

Total Liabilities	128,688,857	45,845,192

NET ASSETS	$283,242,389	$212,176,918

Net assets consist of:
Paid-in capital	$284,523,767	$211,784,210
Undistributed net investment income	577,038	169,689
Accumulated net realized loss	(1,625,341)	(2,322,055)
Net unrealized appreciation (depreciation)	(233,075)	2,545,074

NET ASSETS	$283,242,389	$212,176,918

Shares outstanding[b]	3,100,000	2,200,000

Net asset value per share	$91.37	$96.44

[a]	Securities on loan with values of $125,720,101 and $44,553,155, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2018

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,718,109	$1,333,866
Securities lending income — affiliated — net (Note 2)	613,878	39,758

Total investment income	5,331,987	1,373,624

EXPENSES
Investment advisory fees (Note 2)	666,668	152,099
Proxy fees	24	7

Total expenses	666,692	152,106
Less investment advisory fees waived (Note 2)	(615,410)	(101,406)

Net expenses	51,282	50,700

Net investment income	5,280,705	1,322,924

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(17,040)	(32,544)
In-kind redemptions — affiliated (Note 2)	194,924	182,152
Swap agreements	(271,023)	27,645

Net realized gain (loss)	(93,139)	177,253

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	(6,410,616)	(5,893,844)
Swap agreements	5,214,023	4,618,180

Net change in unrealized appreciation/depreciation	(1,196,593)	(1,275,664)

Net realized and unrealized loss	(1,289,732)	(1,098,411)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,990,973	$224,513

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,280,705	$9,097,978	$1,322,924	$1,780,775
Net realized gain (loss)	(93,139)	2,697,589	177,253	(208,187)
Net change in unrealized appreciation/depreciation	(1,196,593)	3,509,059	(1,275,664)	2,453,218

Net increase in net assets resulting from operations	3,990,973	15,304,626	224,513	4,025,806

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,703,667)	(8,196,203)	(1,153,235)	(1,459,798)

Total distributions to shareholders	(4,703,667)	(8,196,203)	(1,153,235)	(1,459,798)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	164,465,162	231,902,853	140,660,306	42,356,829
Cost of shares redeemed	(18,180,166)	(131,936,890)	(4,849,175)	—

Net increase in net assets fromcapital share transactions	146,284,996	99,965,963	135,811,131	42,356,829

INCREASE IN NET ASSETS	145,572,302	107,074,386	134,882,409	44,922,837

NET ASSETS
Beginning of period	137,670,087	30,595,701	77,294,509	32,371,672

End of period	$283,242,389	$137,670,087	$212,176,918	$77,294,509

Undistributed net investment income included in net assets at end of period	$577,038	$—	$169,689	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	2,600,000	1,450,000	450,000
Shares redeemed	(200,000)	(1,450,000)	(50,000)	—

Net increase in shares outstanding	1,600,000	1,150,000	1,400,000	450,000

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$91.78	$87.42	$87.66	$96.93	$100.10

Income from investment operations:
Net investment income[b]	2.33	4.57	4.86	4.80	1.86
Net realized and unrealized gain (loss)[c]	(0.53)	4.21	(0.94)	(9.29)	(2.87)

Total from investment operations	1.80	8.78	3.92	(4.49)	(1.01)

Less distributions from:
Net investment income	(2.21)	(4.42)	(4.16)	(4.74)	(2.15)
Return of capital	—	—	—	(0.04)	(0.01)

Total distributions	(2.21)	(4.42)	(4.16)	(4.78)	(2.16)

Net asset value, end of period	$91.37	$91.78	$87.42	$87.66	$96.93

Total return	1.99%[d]	10.26%	4.73%	(4.77)%	(1.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$283,242	$137,670	$30,596	$48,215	$43,619
Ratio of expenses to average net assets[e,f]	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	5.15%	5.04%	5.78%	5.21%	4.41%
Portfolio turnover rate[g,h]	0%[d]	0%	0%[i]	3%	3%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.
[i]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$96.62	$92.49	$92.13	$97.95	$100.32

Income from investment operations:
Net investment income[b]	1.25	2.76	2.74	2.95	1.32
Net realized and unrealized gain (loss)[c]	(0.15)	3.73	(0.29)	(5.82)	(2.36)

Total from investment operations	1.10	6.49	2.45	(2.87)	(1.04)

Less distributions from:
Net investment income	(1.28)	(2.36)	(2.09)	(2.81)	(1.32)
Return of capital	—	—	—	(0.14)	(0.01)

Total distributions	(1.28)	(2.36)	(2.09)	(2.95)	(1.33)

Net asset value, end of period	$96.44	$96.62	$92.49	$92.13	$97.95

Total return	1.16%[d]	7.11%	2.70%	(2.97)%	(1.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$212,177	$77,295	$32,372	$18,427	$9,795
Ratio of expenses to average net assets[e,f]	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.61%	2.91%	3.01%	3.12%	3.09%
Portfolio turnover rate[g,h]	2%[d]	0%[i]	2%	8%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.
[i]	Rounds to less than 1%.

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Interest Rate Hedged High Yield Bond ETF	Diversified
Interest Rate Hedged Corporate Bond ETF	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Interest Rate Hedged High Yield Bond
Citigroup Global Markets Inc.	$2,606,737	$2,606,737	$—
JPMorgan Securities LLC	67,795,128	67,795,128	—
Wells Fargo Securities LLC	55,318,236	55,318,236	—

	$125,720,101	$125,720,101	$—

Interest Rate Hedged Corporate Bond
Merrill Lynch, Pierce, Fenner & Smith	$30,978,856	$30,978,856	$—
SG Americas Securities LLC	13,574,299	13,574,299	—

	$44,553,155	$44,553,155	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Interest Rate Hedged High Yield Bond ETF, BFA is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

For its investment advisory services to the iShares Interest Rate Hedged Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.10%.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Interest Rate Hedged High Yield Bond	$166,161
Interest Rate Hedged Corporate Bond	14,735

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Interest Rate Hedged High Yield Bond	1	27%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged High Yield Bond	$7,182,822	$—
Interest Rate Hedged Corporate Bond	6,032,541	1,513,179

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged High Yield Bond	$160,074,221	$17,796,105
Interest Rate Hedged Corporate Bond	135,030,155	4,601,152

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	INTEREST RATE SWAPS

Interest rate swaps are used by each Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. Each Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedules of investments and cash deposited is recorded on the statements of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statements of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statements of operations. Upfront payments and

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

receipts are disclosed as upfront premiums paid and upfront premiums received in the schedule of investments and represent compensating factors between the stated terms of the swap agreement and prevailing market conditions (interest rate spreads and other relevant factors), at the time the swap was entered into by the Fund. These upfront payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held as of April 30, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$5,725,326	$6,606,019

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held during the six months ended April, 30, 2018 and the related locations in the statements of operations, presented by risk exposure category:

Net Realized Gain (Loss)
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Swap agreements	$(271,023)	$27,645

Net Change in Unrealized Appreciation/Depreciation
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Swap agreements	$5,214,023	$4,618,180

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table shows the average quarter-end balances of open interest rate swaps for the six months ended April, 30, 2018:

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Average notional value – pays fixed rate	$253,351,667	$139,461,000

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Interest Rate Hedged High Yield Bond	$1,500,936
Interest Rate Hedged Corporate Bond	2,498,799

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged High Yield Bond	$414,538,760	$5,737,081	$(6,001,422)	$(264,341)
Interest Rate Hedged Corporate Bond	256,011,999	6,610,563	(4,065,998)	2,544,565

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged High Yield Bond	$2.211832	$—	$—	$2.211832	100%	—%	—%	100%
Interest Rate Hedged Corporate Bond	1.283714	—	—	1.283714	100	—	—	100

SUPPLEMENTAL INFORMATION	27

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2018

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

Audited Financial Statements

February 28, 2018

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF  |  LQD  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
COMMON STOCKS — 0.05%

OIL & GAS SERVICES — 0.05%
CGG SAa
	$3,296	$8,044,414

		8,044,414

TOTAL COMMON STOCKS
(Cost: $6,410,677)		8,044,414

CORPORATE BONDS & NOTES — 96.79%

ADVERTISING — 0.33%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/31/18)[b]	9,779	9,889,013
5.38%, 01/15/24 (Call 01/15/19)[b]	7,174	7,339,002
5.75%, 02/01/26 (Call 02/01/21)[b]	7,176	7,385,300
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/18)	8,440	8,557,009
5.63%, 02/15/24 (Call 02/15/19)	8,331	8,419,725
5.88%, 03/15/25 (Call 09/15/19)[b]	7,569	7,717,541
		49,307,590
AEROSPACE & DEFENSE — 1.25%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	22,670	22,910,755
5.40%, 04/15/21 (Call 01/15/21)	21,302	21,912,302
5.87%, 02/23/22[b]	10,753	11,263,768
6.15%, 08/15/20[b]	20,943	21,951,485
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[b,c]	19,141	19,978,419
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/18)[b]	9,772	9,820,860
6.00%, 07/15/22 (Call 05/31/18)[b]	18,605	18,895,703
6.38%, 06/15/26 (Call 06/15/21)[b]	17,621	17,720,118
6.50%, 07/15/24 (Call 07/15/19)[b]	20,983	21,402,660
6.50%, 05/15/25 (Call 05/15/20)[b]	13,291	13,498,672
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)[b]	8,649	8,871,712

		188,226,454

Security	Principal or Shares (000s)	Value
AIRLINES — 0.25%
Air Canada
7.75%, 04/15/21[c]	$6,409	$7,013,225
American Airlines Group Inc.
4.63%, 03/01/20[c]	10,338	10,383,165
5.50%, 10/01/19[c]	12,034	12,265,654
United Continental Holdings Inc.
4.25%, 10/01/22[b]	7,501	7,333,513

		36,995,557
APPAREL — 0.20%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[b,c]	13,919	13,451,409
4.88%, 05/15/26 (Call 02/15/26)[b,c]	16,984	16,361,061

		29,812,470
AUTO MANUFACTURERS — 0.87%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	24,506	24,824,987
5.25%, 04/15/23[b]	26,584	27,582,756
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[b,c]	7,880	7,837,054
4.13%, 12/15/18[c]	1,111	1,113,639
4.25%, 11/15/19[b,c]	7,634	7,655,798
4.50%, 10/01/27 (Call 07/01/27)[c]	8,272	7,455,255
5.63%, 02/01/23 (Call 05/31/18)[b,c]	8,060	8,151,395
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[b,c]	17,878	18,575,739
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[b,c]	31,347	27,742,095

		130,938,718
AUTO PARTS & EQUIPMENT — 0.81%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[b,c]	7,114	6,678,445
5.00%, 10/01/24 (Call 10/01/19)[b,c]	18,182	17,824,464
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[b]	11,482	11,446,119
6.25%, 03/15/26 (Call 03/15/21)[b]	7,382	7,298,952
6.50%, 04/01/27 (Call 04/01/22)[b]	9,164	9,104,542
6.63%, 10/15/22 (Call 05/31/18)[b]	9,229	9,522,796
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[b,c]	5,497	5,566,117
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	6,309	6,386,285

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[b]	$12,690	$11,888,944
5.00%, 05/31/26 (Call 05/31/21)[b]	15,524	14,772,595
5.13%, 11/15/23 (Call 11/15/18)[b]	18,054	17,990,811
ZF North America Capital Inc.
4.00%, 04/29/20[b,c]	1,240	1,249,300
4.50%, 04/29/22[c]	1,429	1,458,294
4.75%, 04/29/25[c]	1,481	1,508,769

		122,696,433
BANKS — 1.93%
BPCE SA
12.50%, (Call 09/30/19)[b,c,d,e,f]	8,109	9,041,724
CIT Group Inc.
3.88%, 02/19/19[b]	3,696	3,705,478
4.13%, 03/09/21 (Call 02/09/21)[b]	1,961	1,962,780
5.00%, 08/15/22	20,767	21,208,299
5.00%, 08/01/23[b]	13,377	13,627,819
5.25%, 03/07/25 (Call 12/07/24)[b]	8,647	8,830,749
5.38%, 05/15/20	8,048	8,307,324
6.13%, 03/09/28[b]	7,583	7,848,405
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[e,f]	25,136	23,975,757
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)[e,f]	18,015	16,573,182
Fifth Third Bancorp.
5.10%, (Call 06/30/23)b,d,ef	10,069	9,904,012
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)[c]	2,718	2,714,603
8.25%, 04/15/25 (Call 04/15/21)[c]	8,055	8,065,069
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	37,881	38,507,525
6.00%, 12/19/23[b]	34,602	36,678,220
6.10%, 06/10/23[b]	19,514	20,715,383
6.13%, 12/15/22[b]	38,851	41,136,977
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)[c,e,f]	17,466	17,429,147

		290,232,453
BUILDING MATERIALS — 0.58%
Griffon Corp.
5.25%, 03/01/22 (Call 05/31/18)[b]	16,613	16,608,016
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[c]	17,817	16,593,672

Security	Principal or Shares (000s)	Value
5.00%, 02/15/27 (Call 02/15/22)[c]	$9,746	$9,371,154
5.38%, 11/15/24 (Call 11/15/19)[c]	17,900	18,134,938
5.50%, 02/15/23 (Call 02/15/19)[b,c]	7,468	7,697,486
6.00%, 10/15/25 (Call 10/15/20)[b,c]	17,560	18,218,500

		86,623,766
CHEMICALS — 2.01%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)[b]	19,528	19,699,184
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	11,654	13,368,109
10.00%, 10/15/25 (Call 10/15/20)[b]	9,231	10,823,347
CF Industries Inc.
3.45%, 06/01/23[b]	12,902	12,216,581
7.13%, 05/01/20	8,317	8,868,001
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)[b]	8,584	8,498,160
6.63%, 05/15/23 (Call 05/31/18)	19,517	20,517,246
7.00%, 05/15/25 (Call 05/15/20)[b]	12,942	13,917,554
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)[b]	27,045	25,388,494
10.38%, 02/01/22 (Call 02/01/19)[c]	9,189	8,936,303
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/18)[b]	10,742	8,432,470
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	11,298	11,523,960
5.13%, 11/15/22 (Call 08/15/22)	6,311	6,531,885
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[b,c]	17,396	16,835,457
5.00%, 05/01/25 (Call 01/31/25)[b,c]	9,927	9,566,881
5.25%, 08/01/23 (Call 08/01/18)[b,c]	8,094	8,104,712
5.25%, 06/01/27 (Call 03/03/27)[c]	18,150	17,463,930
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)[b]	9,810	9,323,588
5.13%, 09/15/27 (Call 03/15/22)	9,330	9,143,400
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[b,c]	13,485	13,134,568
6.50%, 02/01/22 (Call 05/31/18)[b,c]	18,566	18,968,929

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[b,c]	$8,574	$8,316,780
Tronox Inc.
6.50%, 04/15/26 (Call 04/15/21)[c]	10,454	10,366,654
WR Grace & Co.-Conn
5.13%, 10/01/21[b,c]	11,979	12,353,344

		302,299,537
COAL — 0.15%
Murray Energy Corp.
11.25%, 04/15/21 (Call 05/31/18)[c]	15,592	6,782,520
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[c]	7,170	7,365,024
6.38%, 03/31/25 (Call 03/31/20)[b,c]	7,450	7,766,625

		21,914,169
COMMERCIAL SERVICES — 3.36%
ADT Corp. (The)
3.50%, 07/15/22	17,471	16,290,928
4.13%, 06/15/23	12,444	11,681,805
6.25%, 10/15/21	17,587	18,378,415
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)[b]	6,796	6,329,238
7.88%, 12/01/22 (Call 12/01/18)	16,741	16,933,990
8.75%, 12/01/20 (Call 05/31/18)[b]	16,257	16,033,466
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[b,c]	9,221	8,749,961
4.38%, 08/15/27 (Call 08/15/22)[b,c]	10,759	10,126,909
5.63%, 10/01/24 (Call 10/01/19)[b,c]	6,641	6,873,435
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 05/31/18)[b,c]	5,518	5,484,991
5.50%, 04/01/23 (Call 05/31/18)[b]	12,555	12,429,450
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[b,c]	12,602	10,527,592

Security	Principal or Shares (000s)	Value
5.88%, 10/15/20 (Call 05/31/18)[b]	$12,279	$12,171,559
6.25%, 10/15/22 (Call 05/31/18)[b]	8,905	8,383,390
7.38%, 01/15/21 (Call 05/31/18)[b]	8,798	8,720,973
7.63%, 06/01/22 (Call 06/01/19)[b,c]	20,507	20,868,889
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b,c]	17,472	17,738,649
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b,c]	9,492	9,349,620
5.50%, 10/01/21 (Call 05/31/18)[b,c]	10,873	11,022,504
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/18)[b]	14,533	14,551,748
5.00%, 04/15/22 (Call 05/31/18)[b,c]	39,240	39,485,250
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b,c]	45,735	49,058,412
RR Donnelley & Sons Co.
6.00%, 04/01/24[b]	315	307,125
7.88%, 03/15/21	8,245	8,618,724
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)[b]	8,223	7,994,298
5.38%, 01/15/22 (Call 05/31/18)[b]	5,793	5,885,326
5.38%, 05/15/24 (Call 05/15/19)	15,311	15,712,914
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b,c]	13,165	12,822,710
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	17,248	17,474,380

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
4.63%, 10/15/25 (Call 10/15/20)[b]	$13,465	$13,086,364
4.88%, 01/15/28 (Call 01/15/23)	29,605	27,970,558
5.50%, 07/15/25 (Call 07/15/20)[b]	13,940	14,270,099
5.50%, 05/15/27 (Call 05/15/22)	17,998	17,905,199
5.75%, 11/15/24 (Call 05/15/19)	14,902	15,404,942
5.88%, 09/15/26 (Call 09/15/21)[b]	16,882	17,543,626

		506,187,439
COMPUTERS — 1.78%
Dell Inc.
4.63%, 04/01/21[b]	5,227	5,282,056
5.88%, 06/15/19[b]	8,224	8,413,152
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[b,c]	27,424	28,212,440
7.13%, 06/15/24 (Call 06/15/19)[b,c]	29,227	31,126,755
EMC Corp.
2.65%, 06/01/20	34,416	33,370,614
3.38%, 06/01/23 (Call 03/01/23)	16,870	15,715,055
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b,c]	16,557	16,577,274
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[b,c]	14,159	14,464,126
9.25%, 03/01/21 (Call 05/31/18)[b,c]	13,061	13,452,830
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	5,809	5,834,414
NCR Corp.
4.63%, 02/15/21 (Call 05/31/18)[b]	8,185	8,154,306
5.00%, 07/15/22 (Call 05/31/18)[b]	9,547	9,495,856
5.88%, 12/15/21 (Call 05/31/18)[b]	7,270	7,408,130
6.38%, 12/15/23 (Call 12/15/18)[b]	11,408	11,800,150

Security	Principal or Shares (000s)	Value
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[b,c]	$18,938	$18,322,515
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)[b]	40,394	39,838,583

		267,468,256
COSMETICS & PERSONAL CARE — 0.37%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[c]	8,893	9,054,186
Avon Products Inc.
6.35%, 03/15/20[b]	7,232	7,304,320
7.00%, 03/15/23[b]	8,864	8,154,880
Edgewell Personal Care Co.
4.70%, 05/19/21[b]	9,200	9,073,500
4.70%, 05/24/22[b]	7,511	7,320,220
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/18)[b,c]	9,326	9,256,055
5.00%, 07/01/25 (Call 07/01/20)[b,c]	5,709	5,480,640

		55,643,801
DISTRIBUTION & WHOLESALE — 0.12%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[b,c]	16,618	17,437,751

		17,437,751
DIVERSIFIED FINANCIAL SERVICES — 3.53%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[b]	9,226	9,029,947
5.00%, 04/01/23[b]	8,730	8,948,250
5.13%, 03/15/21[b]	8,754	8,980,184
5.50%, 02/15/22	7,825	8,132,566
6.25%, 12/01/19[b]	7,811	8,123,440
Ally Financial Inc.
3.75%, 11/18/19[b]	12,255	12,286,863
4.13%, 03/30/20[b]	11,357	11,413,785
4.13%, 02/13/22[b]	11,410	11,356,516
4.25%, 04/15/21[b]	8,458	8,500,290
4.63%, 05/19/22[b]	8,410	8,485,129
4.63%, 03/30/25[b]	7,367	7,318,048

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.13%, 09/30/24	$11,614	$11,914,709
5.75%, 11/20/25 (Call 10/20/25)[b]	19,035	19,699,794
7.50%, 09/15/20[b]	10,011	10,817,495
8.00%, 12/31/18[b]	9	9,270
8.00%, 03/15/20[b]	21,126	22,761,294
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 05/31/18)[b,c]	6,879	6,861,803
7.25%, 08/15/24 (Call 08/15/20)[b,c]	7,244	7,176,993
7.38%, 04/01/20 (Call 05/31/18)[b,c]	9,649	9,731,016
7.50%, 04/15/21 (Call 05/31/18)[b,c]	7,194	7,301,910
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[b,c]	9,048	9,039,983
5.25%, 10/01/25 (Call 10/01/20)[b,c]	7,058	6,722,745
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/31/18)	10,337	10,483,334
7.88%, 10/01/20 (Call 05/31/18)	6,261	6,363,412
Navient Corp.
4.88%, 06/17/19[b]	13,872	13,970,260
5.00%, 10/26/20[b]	8,552	8,586,742
5.50%, 01/25/23[b]	18,294	18,014,102
5.88%, 03/25/21[b]	11,308	11,576,565
5.88%, 10/25/24[b]	9,265	9,091,281
6.13%, 03/25/24[b]	15,100	15,094,919
6.50%, 06/15/22	17,256	17,730,540
6.63%, 07/26/21[b]	13,774	14,290,525
6.75%, 06/25/25[b]	8,035	8,126,982
7.25%, 01/25/22[b]	12,439	13,169,791
7.25%, 09/25/23[b]	9,395	9,826,708
8.00%, 03/25/20[b]	25,294	26,938,110
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[b,c]	18,391	16,827,765

Security	Principal or Shares (000s)	Value
5.75%, 05/01/25 (Call 05/01/20)[b,c]	$21,425	$21,055,299
Springleaf Finance Corp.
5.25%, 12/15/19	10,517	10,674,545
5.63%, 03/15/23[b]	16,666	16,624,972
6.13%, 05/15/22[b]	16,236	16,641,958
6.88%, 03/15/25[b]	21,836	22,054,360
7.75%, 10/01/21[b]	10,169	11,071,499
8.25%, 12/15/20[b]	17,411	19,069,709

		531,895,408
ELECTRIC — 2.74%
AES Corp./VA
4.00%, 03/15/21[b]	7,014	7,042,407
4.50%, 03/15/23 (Call 03/15/20)	8,573	8,615,865
4.88%, 05/15/23 (Call 05/31/18)[b]	12,315	12,391,969
5.13%, 09/01/27 (Call 09/01/22)[b]	9,928	10,058,869
5.50%, 04/15/25 (Call 04/15/20)[b]	8,834	9,018,814
6.00%, 05/15/26 (Call 05/15/21)[b]	7,257	7,574,051
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[b,c]	19,522	18,704,516
5.38%, 01/15/23 (Call 10/15/18)[b]	20,902	20,002,616
5.50%, 02/01/24 (Call 02/01/19)[b]	12,130	11,126,748
5.75%, 01/15/25 (Call 10/15/19)[b]	27,424	25,066,584
5.88%, 01/15/24 (Call 11/01/18)[b,c]	9,871	9,943,491
6.00%, 01/15/22 (Call 05/31/18)[b,c]	13,261	13,483,122
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	11,323	12,314,895
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,c,e,f]	1,121	1,325,583
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	1,629	1,624,928

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
3.70%, 09/01/24 (Call 07/01/24)	$3,719	$3,600,293
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[b,c]	9,485	9,180,568
4.50%, 09/15/27 (Call 06/15/27)[b,c]	10,077	9,420,595
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[b,c]	15,210	15,029,047
6.25%, 07/15/22 (Call 07/15/18)[b]	19,258	19,778,998
6.25%, 05/01/24 (Call 05/01/19)	12,967	13,356,780
6.63%, 01/15/27 (Call 07/15/21)[b]	21,038	21,642,842
7.25%, 05/15/26 (Call 05/15/21)[b]	17,765	18,944,418
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	10,136	8,595,539
6.50%, 06/01/25 (Call 06/01/20)[b]	9,894	7,253,539
9.50%, 07/15/22 (Call 07/15/20)[b,c]	8,138	7,754,219
10.50%, 01/15/26 (Call 01/15/22)[b,c]	10,747	9,351,233
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/18)	8,331	8,549,689
7.38%, 11/01/22 (Call 11/01/18)	31,992	33,711,570
7.63%, 11/01/24 (Call 11/01/19)	24,061	25,835,499
8.00%, 01/15/25 (Call 01/15/20)[c]	13,518	14,582,542
8.13%, 01/30/26 (Call 07/30/20)[b,c]	16,652	18,213,125

		413,094,954
ENERGY — ALTERNATE SOURCES — 0.13%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[b,c]	8,657	8,277,273
5.00%, 01/31/28 (Call 07/31/27)[b,c]	12,489	11,661,737

		19,939,010

Security	Principal or Shares (000s)	Value
ENGINEERING & CONSTRUCTION — 0.32%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[b]	$17,696	$16,980,487
5.88%, 10/15/24 (Call 07/15/24)[b]	13,887	14,461,227
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[b,c]	16,635	17,170,439

		48,612,153
ENTERTAINMENT — 1.89%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	9,926	9,670,612
5.88%, 11/15/26 (Call 11/15/21)[b]	10,300	10,005,420
6.13%, 05/15/27 (Call 05/15/22)[b]	8,830	8,570,745
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[b,c]	30,366	28,999,530
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	12,128	11,973,031
5.13%, 12/15/22 (Call 05/31/18)[b]	5,299	5,384,768
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)[b]	15,038	14,906,417
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21[b]	6,891	6,946,989
4.88%, 11/01/20 (Call 08/01/20)[b]	15,832	16,138,745
5.38%, 11/01/23 (Call 08/01/23)	7,242	7,486,418
5.38%, 04/15/26[b]	17,287	17,404,149
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b,c]	10,755	11,013,534
6.25%, 02/15/22 (Call 08/15/21)[b,c]	26,146	27,485,982

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
6.50%, 02/15/25 (Call 08/15/24)[b,c]	$19,253	$20,502,439
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[b,c]	22,302	21,549,307
10.00%, 12/01/22 (Call 12/01/18)[b]	36,774	39,654,456
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[c]	17,911	17,510,510
5.50%, 04/15/27 (Call 04/15/22)[b,c]	8,945	8,885,654

		284,088,706
ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/31/18)[b]	13,608	13,693,050
5.25%, 08/01/20 (Call 05/31/18)[b]	5,252	5,270,757
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	5,785	5,718,473
5.88%, 07/01/25 (Call 07/01/20)	7,435	7,211,950
6.38%, 10/01/22 (Call 05/31/18)	4,992	5,089,500
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[b,c]	7,170	7,080,375
9.88%, 02/01/21 (Call 05/31/18)[b,c]	342	359,573

		44,423,678
FOOD — 1.56%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	22,372	19,519,570
6.63%, 06/15/24 (Call 06/15/19)	21,370	19,980,950
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/31/18)[b]	13,857	13,690,647
5.25%, 04/01/25 (Call 04/01/20)[b]	15,992	14,632,680
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[b,c]	16,072	15,936,192

Security	Principal or Shares (000s)	Value
4.88%, 11/01/26 (Call 11/01/21)[b,c]	$13,369	$13,252,513
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[c]	19,134	18,692,125
5.88%, 09/30/27 (Call 09/30/22)[b,c]	13,938	13,269,854
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b,c]	31,851	29,916,889
5.50%, 03/01/25 (Call 03/01/20)[c]	17,117	16,817,453
5.63%, 01/15/28 (Call 12/01/22)[b,c]	16,556	15,783,759
5.75%, 03/01/27 (Call 03/01/22)[b,c]	26,585	26,061,275
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/31/18)	5,159	5,114,575
6.00%, 02/15/24 (Call 02/15/19)[b,c]	12,645	12,566,712

		235,235,194
FOOD SERVICE — 0.35%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[b]	9,000	8,722,211
5.00%, 04/01/25 (Call 04/01/20)[b,c]	8,783	8,826,000
5.00%, 02/01/28 (Call 02/01/23)[b,c]	21,527	20,988,825
5.13%, 01/15/24 (Call 01/15/19)	14,117	14,351,763

		52,888,799
GAS — 0.41%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)[b]	12,053	11,838,326
5.63%, 05/20/24 (Call 03/20/24)[b]	11,116	11,111,600
5.75%, 05/20/27 (Call 02/20/27)[b]	9,624	9,271,120
5.88%, 08/20/26 (Call 05/20/26)[b]	10,500	10,421,250

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	$7,295	$6,948,488
7.50%, 11/01/23 (Call 11/01/19)[b]	11,552	11,541,603

		61,132,387
HEALTH CARE — PRODUCTS — 1.33%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[b,c]	25,677	25,805,385
9.00%, 10/01/25 (Call 10/01/20)[b,c]	35,022	35,338,911
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b,c]	17,104	17,138,536
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[b,c]	15,680	15,092,000
4.63%, 02/01/28 (Call 02/01/23)[b,c]	7,816	7,442,298
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/18)[b,c]	9,393	9,734,905
12.50%, 11/01/21 (Call 05/01/19)[b,c]	6,781	7,602,227
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	9,086	6,465,234
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/31/18)[b,c]	12,017	11,476,235
5.50%, 04/15/25 (Call 04/15/20)[b,c]	10,621	7,987,617
5.63%, 10/15/23 (Call 10/15/18)[b,c]	13,779	10,818,669
5.75%, 08/01/22 (Call 05/31/18)[b,c]	16,217	13,516,621
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[b,c]	22,325	22,009,659

Security	Principal or Shares (000s)	Value
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)[b]	$10,542	$10,078,592

		200,506,889
HEALTH CARE — SERVICES — 7.34%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 05/31/18)[b]	11,489	11,607,337
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	16,081	16,285,362
4.75%, 01/15/25 (Call 01/15/20)[b]	21,535	20,908,379
5.63%, 02/15/21 (Call 05/31/18)[b]	22,905	23,534,887
6.13%, 02/15/24 (Call 02/15/19)[b]	17,617	18,453,808
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)[b]	17,606	16,241,535
6.25%, 03/31/23 (Call 03/31/20)	54,431	49,593,358
6.88%, 02/01/22 (Call 05/31/18)[b]	50,078	27,307,533
7.13%, 07/15/20 (Call 05/31/18)[b]	22,784	18,097,005
8.00%, 11/15/19 (Call 05/31/18)[b]	32,214	29,314,740
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	27,236	25,792,636
5.13%, 07/15/24 (Call 07/15/19)[b]	31,339	30,324,835
5.75%, 08/15/22 (Call 05/31/18)[b]	21,417	21,898,883
Encompass Health Corp.
5.75%, 11/01/24 (Call 05/31/18)[b]	22,545	22,907,451
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 05/11/18)[b,c]	14,118	13,893,524
5.63%, 07/15/22 (Call 05/31/18)[b]	20,289	20,299,067
6.25%, 12/01/24 (Call 12/01/19)[b,c]	9,754	10,144,160

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
HCA Healthcare Inc.
6.25%, 02/15/21[b]	$17,044	$17,904,197
HCA Inc.
3.75%, 03/15/19[b]	7,421	7,451,055
4.25%, 10/15/19[b]	8,923	8,985,738
4.50%, 02/15/27 (Call 08/15/26)[b]	20,621	19,744,608
4.75%, 05/01/23[b]	20,752	20,965,953
5.00%, 03/15/24[b]	33,259	33,633,164
5.25%, 04/15/25[b]	22,284	22,590,405
5.25%, 06/15/26 (Call 12/15/25)[b]	25,477	25,608,877
5.38%, 02/01/25[b]	45,149	45,036,127
5.88%, 03/15/22[b]	22,595	23,779,893
5.88%, 05/01/23[b]	20,054	20,912,311
5.88%, 02/15/26 (Call 08/15/25)[b]	28,564	28,992,460
6.50%, 02/15/20[b]	51,795	54,190,519
7.50%, 02/15/22[b]	34,708	38,178,800
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/31/18)	8,345	8,584,919
8.00%, 01/15/20	11,540	12,351,465
8.75%, 01/15/23 (Call 05/31/18)	11,247	12,020,231
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[b]	9,348	8,915,655
5.50%, 12/01/21 (Call 05/31/18)[b]	17,766	17,847,537
5.88%, 12/01/23 (Call 12/01/18)[b]	9,360	9,266,400
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	11,031	10,981,380
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b,c]	26,175	26,571,988
Tenet Healthcare Corp.
4.38%, 10/01/21	17,400	17,163,858
4.50%, 04/01/21[b]	15,209	15,094,933
4.63%, 07/15/24 (Call 07/15/20)[b,c]	32,698	31,631,228
4.75%, 06/01/20[b]	10,038	10,098,372
5.13%, 05/01/25 (Call 05/01/20)[b,c]	23,529	22,881,953
5.50%, 03/01/19[b]	506	512,325

Security	Principal or Shares (000s)	Value
6.00%, 10/01/20[b]	$29,740	$30,730,342
6.75%, 06/15/23[b]	33,093	32,596,605
7.00%, 08/01/25 (Call 08/01/20)[b,c]	7,753	7,597,940
7.50%, 01/01/22 (Call 01/01/19)[b,c]	12,662	13,321,250
8.13%, 04/01/22[b]	49,086	51,110,797
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	20,336	20,457,316

		1,104,315,101
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[b]	774	805,409

		805,409
HOME BUILDERS — 1.66%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	6,346	5,789,734
8.75%, 03/15/22 (Call 03/15/19)[b]	8,669	9,311,091
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/31/18)[b,c]	9,042	9,138,824
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 05/31/18)[b,c]	7,879	8,016,882
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[c]	7,696	8,254,361
10.50%, 07/15/24 (Call 07/15/20)[b,c]	7,225	7,383,047
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	4,922	4,951,557
7.00%, 12/15/21 (Call 09/15/21)[b]	7,995	8,522,634

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[b]	$11,241	$11,104,811
4.50%, 06/15/19 (Call 04/16/19)[b]	6,435	6,489,054
4.50%, 11/15/19 (Call 08/15/19)[b]	8,054	8,128,902
4.50%, 04/30/24 (Call 01/31/24)[b]	11,587	11,297,325
4.75%, 04/01/21 (Call 02/01/21)[b]	6,704	6,783,501
4.75%, 11/15/22 (Call 08/15/22)[b]	10,284	10,295,004
4.75%, 05/30/25 (Call 02/28/25)[b]	7,671	7,462,103
4.75%, 11/29/27 (Call 05/29/27)[c]	15,483	14,581,976
4.88%, 12/15/23 (Call 09/15/23)[b]	6,202	6,209,181
5.25%, 06/01/26 (Call 12/01/25)[b,c]	763	745,833
5.88%, 11/15/24 (Call 05/15/24)[b,c]	8,187	8,432,576
8.38%, 01/15/21[b,c]	2,152	2,379,645
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[b]	13,031	13,097,458
5.00%, 01/15/27 (Call 10/15/26)[b]	10,832	10,536,055
5.50%, 03/01/26 (Call 12/01/25)[b]	12,211	12,432,630
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/18)[b,c]	9,677	9,730,569
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)[b]	7,313	6,742,325
4.38%, 04/15/23 (Call 01/15/23)[b]	6,937	6,937,000
4.88%, 03/15/27 (Call 12/15/26)	6,866	6,677,185
5.88%, 02/15/22 (Call 11/15/21)[b]	6,934	7,321,733

Security	Principal or Shares (000s)	Value
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19[b]	$6,371	$6,384,538
5.88%, 06/15/24[b]	7,361	7,449,945
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)[b]	7,743	7,485,822

		250,073,301
HOME FURNISHINGS — 0.12%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	10,490	9,926,162
5.63%, 10/15/23 (Call 10/15/18)	7,507	7,537,923

		17,464,085
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b,c]	15,690	14,931,651
Prestige Brands Inc.
6.38%, 03/01/24 (Call 03/01/19)[b,c]	10,444	10,496,220
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	17,864	17,880,524
6.63%, 11/15/22 (Call 05/31/18)[b]	8,114	8,397,990

		51,706,385
INSURANCE — 0.52%
Genworth Holdings Inc.
4.80%, 02/15/24[b]	8,667	6,798,720
4.90%, 08/15/23	5,506	4,367,635
7.63%, 09/24/21	10,944	10,260,000
7.70%, 06/15/20	5,513	5,383,444
HUB International Ltd.
7.00%, 05/01/26 (Call 05/01/21)[c]	5,488	5,494,860
7.88%, 10/01/21 (Call 05/25/18)[b,c]	22,193	23,129,545
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)[b]	9,082	8,711,908

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,e,f]	$13,659	$13,880,959

		78,027,071
INTERNET — 1.66%
Netflix Inc.
4.38%, 11/15/26[b]	16,177	15,080,038
4.88%, 04/15/28[b,c]	26,378	24,861,265
5.38%, 02/01/21[b]	8,021	8,279,009
5.50%, 02/15/22[b]	11,877	12,335,113
5.75%, 03/01/24	7,068	7,326,147
5.88%, 02/15/25	12,708	13,053,658
5.88%, 11/15/28[c]	28,487	28,415,782
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[b]	5,758	5,720,423
4.20%, 09/15/20[b]	11,324	11,439,412
5.00%, 04/15/25 (Call 04/15/20)[b,c]	19,752	19,756,938
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/18)[b]	14,064	14,104,569
4.75%, 07/15/27 (Call 07/15/22)[b]	10,366	9,951,360
5.25%, 04/01/25 (Call 01/01/25)[b]	8,574	8,799,067
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[c]	28,960	28,753,805
6.00%, 04/01/23 (Call 05/31/18)[b]	24,883	25,613,366
6.38%, 05/15/25 (Call 05/15/20)[b]	15,889	16,448,293

		249,938,245
IRON & STEEL — 1.10%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	7,172	6,956,840
7.63%, 10/01/21 (Call 05/31/18)[b]	7,971	8,127,354
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	8,086	8,215,376

Security	Principal or Shares (000s)	Value
7.88%, 08/15/23 (Call 05/15/23)[b]	$8,151	$8,852,394
ArcelorMittal
5.50%, 08/05/20[b]	10,049	10,421,706
5.75%, 03/01/21	12,833	13,437,292
6.13%, 06/01/25[b]	9,114	9,846,375
6.75%, 02/25/22	11,652	12,598,725
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[b,c]	7,085	6,907,193
5.75%, 03/01/25 (Call 03/01/20)[b]	18,552	17,891,178
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[b]	6,342	6,287,003
5.13%, 10/01/21 (Call 05/31/18)[b]	10,587	10,788,682
5.25%, 04/15/23 (Call 05/31/18)	6,110	6,203,347
5.50%, 10/01/24 (Call 10/01/19)[b]	7,561	7,789,091
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	12,786	13,041,720
7.38%, 04/01/20[b]	7,499	7,947,065
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)[b]	10,974	10,889,069

		166,200,410
LEISURE TIME — 0.26%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b,c]	6,873	6,950,321
5.38%, 04/15/23 (Call 05/31/18)[b,c]	7,469	7,543,690
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[b,c]	13,565	13,081,408
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[c]	11,395	11,024,662

		38,600,081
LODGING — 1.87%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[b]	12,816	13,350,000

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
6.88%, 05/15/23 (Call 05/16/18)[b]	$11,775	$12,355,562
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[c]	8,582	9,257,833
10.75%, 09/01/24 (Call 09/01/19)[c]	9,129	10,161,718
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	19,400	18,777,584
5.13%, 05/01/26 (Call 05/01/21)[c]	15,762	15,702,892
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[b]	15,392	14,957,496
4.88%, 04/01/27 (Call 04/01/22)[b]	10,873	10,519,628
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b,c]	13,620	14,078,365
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	8,932	8,442,196
5.25%, 03/31/20[b]	7,492	7,683,071
6.00%, 03/15/23[b]	22,229	23,257,091
6.63%, 12/15/21[b]	19,602	20,974,140
6.75%, 10/01/20[b]	17,865	18,981,562
7.75%, 03/15/22	17,621	19,559,310
8.63%, 02/01/19	261	270,714
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (Call 04/15/21)[c]	7,305	7,386,484
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b,c]	9,546	9,173,706
5.25%, 05/15/27 (Call 02/15/27)[c]	15,623	15,061,353
5.50%, 03/01/25 (Call 12/01/24)[b,c]	31,623	31,477,534

		281,428,239

Security	Principal or Shares (000s)	Value
MACHINERY — 0.35%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b,c]	$18,922	$20,122,601
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)[b]	8,611	8,241,675
4.50%, 08/15/23	10,512	10,693,393
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[c]	13,423	13,571,213

		52,628,882
MANUFACTURING — 0.93%
Bombardier Inc.
5.75%, 03/15/22[c]	8,681	8,751,533
6.00%, 10/15/22 (Call 05/31/18)[b,c]	19,526	19,482,687
6.13%, 01/15/23[b,c]	21,066	21,212,661
7.50%, 12/01/24 (Call 12/01/20)[b,c]	18,200	19,155,500
7.50%, 03/15/25 (Call 03/15/20)[b,c]	26,610	27,683,152
7.75%, 03/15/20[b,c]	14,257	15,208,127
8.75%, 12/01/21[b,c]	24,350	27,097,411
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 05/16/18)[b,c]	926	936,752

		139,527,823
MEDIA — 11.85%
Altice Financing SA
6.63%, 02/15/23 (Call 05/31/18)[c]	35,131	35,087,086
7.50%, 05/15/26 (Call 05/15/21)[c]	47,863	47,025,397
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[b,c]	6,876	7,056,495
Altice France SA/France
6.00%, 05/15/22 (Call 05/31/18)[c]	68,375	67,562,705
6.25%, 05/15/24 (Call 05/15/19)[c]	23,312	22,149,468
7.38%, 05/01/26 (Call 05/01/21)[c]	90,925	88,197,250

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[b,c]	$25,636	$23,063,968
7.75%, 05/15/22 (Call 05/31/18)[b,c]	50,041	47,839,156
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[c]	19,092	19,148,083
5.50%, 05/15/26 (Call 05/15/21)[c]	25,700	25,121,750
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/18)[b]	10,597	10,649,985
4.75%, 08/01/25 (Call 08/01/21)[b]	14,737	14,000,150
5.00%, 04/01/24 (Call 04/01/20)[b]	17,697	17,285,205
Cablevision Systems Corp.
5.88%, 09/15/22[b]	11,524	11,342,908
8.00%, 04/15/20[b]	9,287	9,820,086
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[c]	7,767	7,460,148
5.00%, 02/01/28 (Call 08/01/22)[b,c]	43,673	40,193,262
5.13%, 02/15/23 (Call 05/31/18)[b]	16,899	16,977,513
5.13%, 05/01/23 (Call 05/31/18)[b,c]	20,785	20,882,690
5.13%, 05/01/27 (Call 05/01/22)[c]	56,326	52,655,719
5.25%, 03/15/21 (Call 05/31/18)[b]	7,608	7,685,269
5.25%, 09/30/22 (Call 05/31/18)[b]	21,640	21,964,600
5.38%, 05/01/25 (Call 05/01/20)[b,c]	11,893	11,707,172
5.50%, 05/01/26 (Call 05/01/21)[b,c]	24,595	23,885,845
5.75%, 09/01/23 (Call 05/31/18)[b]	8,477	8,561,770
5.75%, 01/15/24 (Call 07/15/18)	16,395	16,531,223
5.75%, 02/15/26 (Call 02/15/21)[b,c]	44,412	44,023,395

Security	Principal or Shares (000s)	Value
5.88%, 04/01/24 (Call 04/01/19)[b,c]	$29,774	$30,168,505
5.88%, 05/01/27 (Call 05/01/21)[b,c]	12,484	12,256,791
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/31/18)[b,c]	20,608	20,556,481
7.50%, 04/01/28 (Call 04/01/23)[c]	17,359	17,619,385
7.75%, 07/15/25 (Call 07/15/20)[c]	10,288	10,822,473
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 05/31/18)[b]	12,169	12,412,380
Series B
6.50%, 11/15/22 (Call 05/31/18)[b]	33,537	34,291,582
7.63%, 03/15/20 (Call 05/31/18)[b]	32,448	32,529,120
CSC Holdings LLC
5.25%, 06/01/24	12,135	11,353,809
5.38%, 02/01/28 (Call 02/01/23)[b,c]	17,167	16,008,228
5.50%, 04/15/27 (Call 04/15/22)[b,c]	23,795	22,838,441
6.63%, 10/15/25 (Call 10/15/20)[b,c]	16,602	17,098,840
6.75%, 11/15/21[b]	16,694	17,549,568
8.63%, 02/15/19[b]	590	613,995
10.13%, 01/15/23 (Call 01/15/19)[b,c]	31,286	34,676,132
10.88%, 10/15/25 (Call 10/15/20)[b,c]	28,351	33,241,547
DISH DBS Corp.
5.00%, 03/15/23[b]	27,656	23,853,300
5.13%, 05/01/20[b]	18,230	18,138,850
5.88%, 07/15/22[b]	35,226	32,487,178
5.88%, 11/15/24[b]	33,853	28,859,683
6.75%, 06/01/21[b]	34,295	34,123,525
7.75%, 07/01/26[b]	34,501	31,374,347
7.88%, 09/01/19	20,989	21,776,088

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[b,c]	$9,385	$8,929,571
5.88%, 07/15/26 (Call 07/15/21)[b,c]	12,326	11,897,000
LIN Television Corp.
5.88%, 11/15/22 (Call 05/11/18)	5,753	5,916,801
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[b,c]	23,668	23,928,615
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[b,c]	16,070	15,792,428
Quebecor Media Inc.
5.75%, 01/15/23 [b]	13,814	14,159,350
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[b,c]	6,058	5,602,568
5.38%, 04/01/21 (Call 05/16/18)[b]	9,257	9,349,570
5.63%, 08/01/24 (Call 08/01/19)[b,c]	12,277	12,058,347
6.13%, 10/01/22 (Call 05/16/18)[b]	8,203	8,434,863
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[c]	16,409	15,937,241
4.63%, 05/15/23 (Call 05/31/18)[b,c]	7,258	7,158,203
5.00%, 08/01/27 (Call 08/01/22)[c]	26,960	25,691,777
5.38%, 04/15/25 (Call 04/15/20)[c]	15,793	15,701,683
5.38%, 07/15/26 (Call 07/15/21)[b,c]	18,759	18,430,718
6.00%, 07/15/24 (Call 07/15/19)[b,c]	25,288	25,917,375
TEGNA Inc.
5.13%, 07/15/20 (Call 05/31/18)[b]	9,420	9,534,191
6.38%, 10/15/23 (Call 10/15/18)[b]	10,669	11,024,633

Security	Principal or Shares (000s)	Value
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[c]	$19,200	$18,224,319
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	17,406	17,659,367
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[b,c]	16,400	17,214,701
Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[c]	9,592	9,807,820
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/31/18)[b,c]	20,373	19,456,215
5.13%, 02/15/25 (Call 02/15/20)[b,c]	26,110	24,021,200
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[c]	9,962	9,189,945
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[b,c]	18,930	18,480,413
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)[b,e,f]	11,699	11,716,305
6.25%, 02/28/57 (Call 02/28/27)[b,e,f]	10,995	11,159,925
Videotron Ltd.
5.00%, 07/15/22 [b]	13,498	13,740,350
5.13%, 04/15/27 (Call 04/15/22)[b,c]	11,434	11,207,778
5.38%, 06/15/24 (Call 03/15/24)[b,c]	9,476	9,736,861
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b,c]	6,623	6,304,030
6.00%, 10/15/24 (Call 10/15/19)[b,c]	8,135	8,030,872
6.38%, 04/15/23 (Call 05/11/18)[b,c]	8,249	8,343,197
Virgin Media Secured Finance PLC
5.25%, 01/15/21[b]	7,784	7,978,600

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.25%, 01/15/26 (Call 01/15/20)[b,c]	$16,899	$16,071,872
5.50%, 01/15/25 (Call 01/15/19)[b,c]	6,072	5,951,509
5.50%, 08/15/26 (Call 08/15/21)[b,c]	12,720	12,274,800
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[b,c]	6,884	6,512,133
6.00%, 01/15/27 (Call 01/15/22)[b,c]	10,741	9,996,992
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[c]	34,941	32,931,892

		1,784,004,576
METAL FABRICATE & HARDWARE — 0.31%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b,c]	25,499	25,339,631
6.25%, 08/15/24 (Call 08/15/19)[b,c]	20,558	20,891,628

		46,231,259
MINING — 1.73%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[b,c]	13,199	14,156,059
7.00%, 09/30/26 (Call 09/30/21)[c]	9,207	10,035,630
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)[b]	7,768	7,652,872
9.50%, 04/01/21 (Call 05/31/18)[c]	13,934	14,526,195
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[b,c]	6,792	6,679,648
5.88%, 02/15/26 (Call 11/15/20)[b,c]	8,490	8,347,489
6.63%, 03/01/25 (Call 03/01/20)[b,c]	11,441	11,589,938
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[b,c]	11,979	11,889,157

Security	Principal or Shares (000s)	Value
5.13%, 03/15/23 (Call 12/15/22)[b,c]	$7,180	$7,148,636
5.13%, 05/15/24 (Call 02/15/24)[b,c]	12,899	12,760,368
Freeport-McMoRan Inc.
3.10%, 03/15/20	18,225	17,991,720
3.55%, 03/01/22 (Call 12/01/21)[b]	33,188	32,099,434
3.88%, 03/15/23 (Call 12/15/22)	34,946	33,453,806
4.00%, 11/14/21	9,693	9,618,566
4.55%, 11/14/24 (Call 08/14/24)[b]	13,867	13,387,071
6.88%, 02/15/23 (Call 02/15/20)[b]	12,618	13,502,575
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[c]	1,113	1,046,220
5.13%, 09/01/21 (Call 06/01/21)	669	685,083
5.95%, 03/15/24 (Call 12/15/23)[b]	811	845,468
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	11,085	10,755,776
4.75%, 01/15/22 (Call 10/15/21)	10,626	10,785,390
8.50%, 06/01/24 (Call 06/01/19)[c]	9,683	10,808,649

		259,765,750
OFFICE & BUSINESS EQUIPMENT — 0.20%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 05/31/18)[b]	9,431	9,601,072
5.00%, 09/01/25 (Call 03/01/20)[b]	9,648	9,598,037
5.50%, 12/01/24 (Call 06/01/24)[b]	10,931	11,318,565

		30,517,674
OIL & GAS — 9.32%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[b]	10,459	10,432,036
5.13%, 12/01/22 (Call 05/31/18)[b]	19,463	19,572,479
5.38%, 11/01/21 (Call 05/31/18)[b]	16,723	16,957,958

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.63%, 06/01/23 (Call 06/01/18)[b]	$13,030	$13,306,887
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b,c]	25,381	27,284,575
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b,c]	39,520	33,987,200
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/18)	16,003	15,800,223
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 05/31/18)[b]	11,601	11,891,025
7.50%, 09/15/20 (Call 05/31/18)	2,982	3,011,820
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/18)[b]	8,031	7,695,371
6.13%, 02/15/21[b]	10,281	10,376,099
6.63%, 08/15/20	5,962	6,098,212
8.00%, 12/15/22 (Call 12/15/18)[b,c]	25,720	27,237,940
8.00%, 01/15/25 (Call 01/15/20)[b,c]	22,971	22,270,384
8.00%, 06/15/27 (Call 06/15/22)[b,c]	22,603	21,755,387
Citgo Holding Inc.
10.75%, 02/15/20[c]	30,299	32,124,515
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/18)[b]	30,350	30,463,812
8.00%, 04/01/23 (Call 05/31/18)[b]	9,317	9,832,476
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	16,791	16,308,259
4.38%, 01/15/28 (Call 10/15/27)[b,c]	17,062	16,792,806
4.50%, 04/15/23 (Call 01/15/23)	25,241	25,551,464
5.00%, 09/15/22 (Call 05/31/18)[b]	34,279	34,836,034

Security	Principal or Shares (000s)	Value
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[b,c]	$16,719	$16,523,628
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b,c]	9,483	9,908,692
9.25%, 03/31/22 (Call 03/31/19)[b,c]	7,666	7,971,955
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[b]	8,477	8,720,714
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[b]	8,500	8,454,950
5.38%, 05/31/25 (Call 05/31/20)[b]	7,927	8,002,307
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[b,c]	7,981	8,023,379
5.75%, 01/30/28 (Call 01/30/23)[b,c]	8,904	8,946,007
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	10,489	8,541,979
5.20%, 03/15/25 (Call 12/15/24)[b]	10,612	8,701,840
7.75%, 02/01/26[b]	18,560	17,463,091
8.00%, 01/31/24 (Call 10/31/23)	231	228,690
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	720	381,600
8.00%, 11/29/24 (Call 11/30/19)[b,c]	8,420	8,668,590
8.00%, 02/15/25 (Call 02/15/20)[c]	18,163	12,861,674
9.38%, 05/01/24 (Call 05/01/20)[c]	17,646	13,475,956
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[c]	12,511	12,155,062
7.38%, 05/15/24 (Call 05/15/20)[b,c]	5,819	6,094,875

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[b]	$10,789	$10,251,349
6.38%, 05/15/25 (Call 05/15/20)[b]	10,612	10,190,810
6.38%, 01/15/26 (Call 01/15/21)[b]	8,025	7,706,006
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b,c]	7,095	6,899,888
5.75%, 10/01/25 (Call 04/01/20)[c]	8,732	8,642,060
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 05/31/18)[b]	6,664	4,173,330
9.25%, 03/15/23 (Call 03/15/20)[c]	9,214	9,035,248
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 05/31/18)[b,c]	16,556	7,201,860
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/18)[c]	13,875	12,522,187
6.50%, 01/15/25 (Call 01/15/20)[b,c]	13,046	12,976,111
7.00%, 03/31/24 (Call 09/30/18)[b,c]	16,616	14,912,860
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	6,986	6,844,097
4.45%, 12/01/22 (Call 09/01/22)[b]	9,827	9,667,311
5.75%, 08/15/25 (Call 08/15/20)[b]	10,157	10,168,542
6.88%, 08/15/24 (Call 08/15/19)[b]	8,122	8,585,604
Nabors Industries Inc.
4.63%, 09/15/21[b]	12,248	11,972,420
5.00%, 09/15/20[b]	12,546	12,643,715
5.50%, 01/15/23 (Call 11/15/22)[b]	10,280	10,068,559
5.75%, 02/01/25 (Call 11/01/24)[b,c]	14,005	13,300,116

Security	Principal or Shares (000s)	Value
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	$12,853	$13,338,201
5.63%, 07/01/24[b]	17,206	18,220,703
5.75%, 01/30/22[b]	12,169	12,823,084
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)[b]	14,731	13,705,584
7.88%, 02/01/26 (Call 02/01/21)[b,c]	12,812	12,887,672
7.95%, 04/01/25 (Call 01/01/25)[b]	7,788	6,955,658
Oasis Petroleum Inc.
6.25%, 05/01/26	1,515	1,515,000
6.88%, 03/15/22 (Call 05/31/18)[b]	15,986	16,417,561
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[c]	6,587	6,564,872
5.38%, 01/15/25 (Call 01/15/20)[b,c]	12,292	12,387,263
5.63%, 10/15/27 (Call 10/15/22)[b,c]	11,191	11,340,505
6.25%, 06/01/24 (Call 06/01/19)[b,c]	7,005	7,303,104
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	8,888	9,154,640
7.25%, 06/15/25 (Call 06/15/20)[b]	11,636	12,073,389
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[b,c]	9,909	9,983,318
6.13%, 09/15/24 (Call 09/15/19)[b]	5,593	5,724,562
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	7,585	7,146,587
7.13%, 01/15/26 (Call 11/15/20)[b,c]	5,213	5,258,148
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)[c]	12,175	11,451,348

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.13%, 10/06/24 (Call 10/06/20)[c]	$10,194	$10,012,694
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[b]	11,270	10,988,250
5.38%, 10/01/22 (Call 07/01/22)[b]	7,670	7,730,909
5.63%, 03/01/26 (Call 12/01/25)[b]	9,044	8,682,946
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	13,715	12,729,234
5.00%, 08/15/22 (Call 05/15/22)[b]	9,049	8,890,643
5.00%, 03/15/23 (Call 12/15/22)[b]	12,842	12,354,004
5.75%, 06/01/21 (Call 03/01/21)[b]	8,448	8,641,013
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	10,997	10,138,558
7.38%, 06/15/25 (Call 03/15/25)[b]	8,546	8,255,218
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[b]	7,996	8,231,058
6.63%, 10/01/22 (Call 05/31/18)	10,687	11,124,870
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	20,212	14,653,700
7.25%, 02/15/23 (Call 02/15/20)[b,c]	7,136	7,221,186
7.75%, 06/15/21 (Call 05/31/18)[b]	9,975	9,253,198
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[b,c]	11,934	11,597,782
6.75%, 05/01/23 (Call 05/31/18)[c]	6,759	7,016,759
6.88%, 06/30/23 (Call 06/30/18)[b,c]	6,928	7,207,469
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	8,013	7,632,383

Security	Principal or Shares (000s)	Value
5.63%, 06/01/25 (Call 06/01/20)[b]	$7,702	$7,432,430
6.13%, 11/15/22 (Call 11/15/18)[b]	9,359	9,475,988
6.75%, 09/15/26 (Call 09/15/21)[b]	10,518	10,702,065
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	18,404	17,897,890
6.45%, 01/23/25 (Call 10/23/24)[b]	18,092	17,672,318
7.50%, 04/01/26 (Call 04/01/21)[b]	11,251	11,532,275
7.75%, 10/01/27 (Call 10/01/22)[b]	8,061	8,286,305
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[b,c]	17,621	17,347,346
5.50%, 02/15/26 (Call 02/15/21)[b,c]	14,134	13,686,077
5.88%, 03/15/28 (Call 03/15/23)[c]	7,313	7,100,923
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[b]	8,429	8,257,449
7.50%, 01/15/26 (Call 01/15/21)[b,c]	13,245	13,415,057
8.13%, 12/15/21[b]	278	298,155
9.00%, 07/15/23 (Call 07/15/20)[b,c]	21,721	23,396,897
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b,c]	11,761	8,673,738
7.13%, 04/15/25 (Call 04/15/20)[b,c]	8,905	5,971,916
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[b]	16,114	16,496,707
6.25%, 04/01/23 (Call 01/01/23)[b]	5,341	5,494,554
6.63%, 01/15/26 (Call 10/15/25)[b,c]	17,876	18,314,516
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	10,804	10,855,319

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
6.00%, 01/15/22 (Call 10/15/21)	$18,306	$19,147,161
8.25%, 08/01/23 (Call 06/01/23)	7,662	8,690,145

		1,403,232,328
OIL & GAS SERVICES — 0.93%
CGG SA
5.88% (12.50% PIK), 02/21/24 (Call 05/31/18)[c,g]	3,393	4,037,670
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)[c]	7,253	7,488,723
9.88%, 04/01/22 (Call 04/01/20)[b,c]	8,440	8,872,550
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.
10.63%, 05/01/24 (Call 05/01/21)[b,c]	21,804	21,924,249
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)[b]	12,261	12,464,498
7.75%, 09/15/24 (Call 09/15/20)[b,c]	8,749	9,068,755
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[b,c]	8,655	9,286,439
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[b,c]	8,995	9,241,952
Weatherford International LLC
9.88%, 03/01/25 (Call 12/01/24)[b,c]	10,008	9,538,458
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	10,745	9,470,321
7.75%, 06/15/21 (Call 05/15/21)[b]	13,338	13,178,420
8.25%, 06/15/23 (Call 03/15/23)[b]	13,191	12,432,517
9.88%, 02/15/24 (Call 11/15/23)[b]	13,783	13,260,394

		140,264,946

Security	Principal or Shares (000s)	Value
PACKAGING & CONTAINERS — 2.99%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[b,c]	$12,433	$12,336,299
4.63%, 05/15/23 (Call 05/15/19)[b,c]	16,479	16,503,306
6.00%, 06/30/21 (Call 05/11/18)[c]	6,454	6,567,010
6.00%, 02/15/25 (Call 02/15/20)[b,c]	28,449	28,840,174
7.25%, 05/15/24 (Call 05/15/19)[b,c]	29,031	30,686,170
Ball Corp.
4.00%, 11/15/23[b]	15,951	15,637,518
4.38%, 12/15/20[b]	17,753	18,049,807
4.88%, 03/15/26 (Call 12/15/25)[b]	13,615	13,598,691
5.00%, 03/15/22[b]	12,508	12,954,977
5.25%, 07/01/25[b]	16,530	17,010,977
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[b,c]	9,732	9,294,060
5.13%, 07/15/23 (Call 07/15/18)[b]	12,338	12,419,932
5.50%, 05/15/22 (Call 05/31/18)[b]	7,985	8,199,637
6.00%, 10/15/22 (Call 10/15/18)	5,465	5,690,431
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[c]	25,619	25,785,523
7.25%, 04/15/25 (Call 04/15/20)[b,c]	22,764	23,346,233
Crown Americas LLC/Crown Americas Capital Corp.IV
4.50%, 01/15/23[b]	17,971	17,685,991
Crown Americas LLC/Crown Americas Capital Corp.V
4.25%, 09/30/26 (Call 03/31/26)[b]	8,534	7,904,617
Crown Americas LLC/Crown Americas Capital Corp.VI
4.75%, 02/01/26 (Call 02/01/21)[b,c]	13,877	13,341,976

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b,c]	$9,628	$9,772,420
5.88%, 08/15/23[c]	12,254	12,550,358
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[b,c]	26,932	27,100,325
5.75%, 10/15/20 (Call 05/31/18)[b]	53,896	54,300,176
6.88%, 02/15/21 (Call 05/31/18)[b]	955	968,189
7.00%, 07/15/24 (Call 07/15/19)[b,c]	15,288	15,889,327
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b,c]	6,042	6,127,775
5.13%, 12/01/24 (Call 09/01/24)[b,c]	7,443	7,560,370
5.25%, 04/01/23 (Call 01/01/23)[b,c]	7,365	7,543,460
5.50%, 09/15/25 (Call 06/15/25)[b,c]	5,914	6,116,242
6.50%, 12/01/20 (Call 09/01/20)[b,c]	6,091	6,453,325

		450,235,296
PHARMACEUTICALS — 2.50%
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[c]	28,206	20,466,979
6.00%, 02/01/25 (Call 02/01/20)[b,c]	19,800	13,908,312
Endo Finance LLC
5.75%, 01/15/22 (Call 05/31/18)[b,c]	12,377	10,134,945
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[b,c]	13,131	9,509,433
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 05/31/18)[c]	17,592	15,942,750

Security	Principal or Shares (000s)	Value
5.50%, 11/01/25 (Call 11/01/20)[b,c]	$29,343	$29,196,285
5.63%, 12/01/21 (Call 05/31/18)[b,c]	15,493	15,032,083
5.88%, 05/15/23 (Call 05/31/18)[b,c]	55,600	51,082,500
6.13%, 04/15/25 (Call 04/15/20)[b,c]	55,618	49,986,678
6.50%, 03/15/22 (Call 03/15/19)[c]	22,023	22,877,492
6.75%, 08/15/21 (Call 05/31/18)[c]	10,623	10,684,746
7.00%, 03/15/24 (Call 03/15/20)[c]	35,415	37,407,094
7.25%, 07/15/22 (Call 05/31/18)[b,c]	9,683	9,772,810
7.50%, 07/15/21 (Call 05/31/18)[b,c]	27,828	28,280,205
9.00%, 12/15/25 (Call 12/15/21)[c]	25,912	26,252,800
9.25%, 04/01/26 (Call 04/01/22)[b,c]	25,476	25,985,520

		376,520,632
PIPELINES — 3.22%
Buckeye Partners LP
6.38%, 01/22/78 (Call 01/22/23)[b,e,f]	7,434	7,238,858
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)[b]	26,400	25,718,584
5.88%, 03/31/25 (Call 10/02/24)[b]	25,181	25,930,626
7.00%, 06/30/24 (Call 01/01/24)	22,123	24,154,040
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[b,c]	26,220	25,630,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[b]	7,720	7,637,691

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
6.25%, 04/01/23 (Call 05/31/18)[b]	$12,068	$12,244,998
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	8,412	8,117,580
4.75%, 09/30/21 (Call 06/30/21)[b,c]	8,379	8,483,737
5.35%, 03/15/20[b,c]	8,789	9,045,902
5.85%, 05/21/43 (Call 05/21/23)[c,e,f]	10,608	10,077,600
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)[b]	17,306	16,716,154
5.50%, 06/01/27 (Call 03/01/27)[b]	17,392	17,323,436
5.88%, 01/15/24 (Call 10/15/23)[b]	20,727	21,193,357
7.50%, 10/15/20	20,114	21,516,591
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/31/18)	6,699	6,546,223
6.25%, 05/15/26 (Call 02/15/21)	8,599	8,212,045
6.50%, 10/01/25 (Call 10/01/20)[b]	9,393	9,174,221
6.75%, 08/01/22 (Call 08/01/18)	11,797	12,000,287
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[b,c]	12,621	12,574,892
4.88%, 08/15/27 (Call 02/15/27)[b,c]	11,986	11,626,420
NuStar Logistics LP
4.80%, 09/01/20	7,662	7,623,690
5.63%, 04/28/27 (Call 01/28/27)[b]	7,377	6,961,644
Rockies Express Pipeline LLC
5.63%, 04/15/20[b,c]	17,872	18,497,520
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 05/16/18)[b]	6,147	5,939,539
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[b,c]	11,844	11,982,180

Security	Principal or Shares (000s)	Value
5.50%, 01/15/28 (Call 01/15/23)[b,c]	$12,771	$12,719,118
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/31/18)	11,338	11,348,394
4.25%, 11/15/23 (Call 05/31/18)	9,923	9,377,235
5.00%, 01/15/28 (Call 01/15/23)[b,c]	12,716	11,790,911
5.13%, 02/01/25 (Call 02/01/20)[b]	9,420	9,099,066
5.25%, 05/01/23 (Call 05/31/18)	8,225	8,225,000
5.38%, 02/01/27 (Call 02/01/22)[b]	8,275	7,897,752
5.88%, 04/15/26 (Call 04/15/21)[c]	16,346	16,223,405
6.75%, 03/15/24 (Call 09/15/19)	9,304	9,757,570
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	13,926	13,469,227
4.55%, 06/24/24 (Call 03/24/24)[b]	22,053	22,053,000

		484,128,543
PRIVATE EQUITY — 0.63%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/18)[b]	23,253	23,514,596
6.00%, 08/01/20 (Call 05/31/18)[b]	29,009	29,679,108
6.25%, 02/01/22 (Call 02/01/19)[b]	19,391	19,789,113
6.38%, 12/15/25 (Call 12/15/20)	13,371	13,437,855
6.75%, 02/01/24 (Call 02/01/20)[b]	8,796	8,993,910

		95,414,582
REAL ESTATE — 0.25%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b,c]	16,268	16,227,330
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)[c]	2,047	2,016,295

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.88%, 04/01/24 (Call 04/01/19)	$25	$24,638
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[c]	3,740	3,762,557
4.88%, 06/01/23 (Call 03/01/23)[b,c]	8,211	7,910,249
5.25%, 12/01/21 (Call 05/31/18)[b,c]	8,260	8,371,510

		38,312,579
REAL ESTATE INVESTMENT TRUSTS — 2.57%
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)[b]	10,668	10,693,337
5.38%, 03/15/27 (Call 03/15/22)	7,557	7,566,446
Equinix Inc.
5.38%, 01/01/22 (Call 05/31/18)[b]	12,062	12,437,877
5.38%, 04/01/23 (Call 06/05/18)[b]	16,538	16,992,795
5.38%, 05/15/27 (Call 05/15/22)[b]	21,535	21,911,863
5.75%, 01/01/25 (Call 01/01/20)[b]	7,562	7,865,207
5.88%, 01/15/26 (Call 01/15/21)	18,555	19,204,425
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b,c]	23,397	22,870,568
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b,c]	9,512	9,500,110
4.88%, 09/15/27 (Call 09/15/22)[b,c]	17,862	16,700,339
5.25%, 03/15/28 (Call 12/27/22)[b,c]	14,515	13,662,244
5.75%, 08/15/24 (Call 05/11/18)[b]	17,302	17,078,804
6.00%, 08/15/23 (Call 08/15/18)[b]	9,253	9,565,289
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	7,173	7,164,034
5.00%, 07/01/19 (Call 05/31/18)[b]	10,040	10,040,000

Security	Principal or Shares (000s)	Value
5.25%, 09/15/22 (Call 09/15/19)[b]	$8,207	$7,977,888
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	9,179	8,674,155
5.63%, 05/01/24 (Call 02/01/24)[b]	18,146	18,509,283
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	24,839	23,512,371
5.25%, 08/01/26 (Call 08/01/21)[b]	7,992	7,752,240
6.38%, 03/01/24 (Call 03/01/19)[b]	7,444	7,780,672
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[b,c]	12,922	12,292,726
4.88%, 07/15/22 (Call 05/31/18)[b]	12,856	12,920,280
4.88%, 09/01/24 (Call 09/01/19)	19,710	19,032,469
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[b,c]	7,515	7,388,184
4.75%, 03/15/25 (Call 09/15/24)[c]	9,365	9,024,056
5.00%, 12/15/21 (Call 09/15/21)[b]	11,657	11,757,716
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[b,c]	9,992	9,767,180
7.13%, 12/15/24 (Call 12/15/19)[b,c]	10,267	9,439,223
8.25%, 10/15/23 (Call 04/15/19)[b]	18,126	17,427,092

		386,508,873
RETAIL — 3.35%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b,c]	27,246	26,050,356
4.63%, 01/15/22 (Call 05/31/18)[b,c]	22,518	22,602,443

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.00%, 10/15/25 (Call 10/15/20)[b,c]	$48,369	$46,690,596
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)[b,c]	22,105	20,864,063
Dollar Tree Inc.
5.75%, 03/01/23 (Call 05/05/18)[b]	20,675	21,568,160
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/18)[b]	8,932	8,526,968
6.75%, 01/15/22 (Call 05/31/18)[b]	7,017	6,624,508
6.75%, 06/15/23 (Call 06/15/19)[b]	8,734	7,872,378
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[b,c]	21,449	21,770,735
8.75%, 10/01/25 (Call 10/01/20)[c]	11,266	11,768,275
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)[b,c]	8,916	8,578,975
8.13%, 10/01/19	14	14,700
8.63%, 03/15/25 (Call 03/15/21)[b,c]	6,915	6,434,792
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[b,c]	12,277	11,759,524
5.00%, 06/01/24 (Call 06/01/19)[b,c]	17,785	17,721,086
5.25%, 06/01/26 (Call 06/01/21)[b,c]	18,263	18,275,841
L Brands Inc.
5.25%, 02/01/28[b]	9,286	8,715,444
5.63%, 02/15/22[b]	17,941	18,570,978
5.63%, 10/15/23[b]	8,463	8,781,685
6.63%, 04/01/21[b]	17,712	18,791,750
7.00%, 05/01/20[b]	6,767	7,170,200
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[b,c]	15,405	10,382,328

Security	Principal or Shares (000s)	Value
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)[b]	$7,548	$7,323,276
5.75%, 10/01/22 (Call 05/31/18)[b]	10,151	10,392,086
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b,c]	23,478	16,904,160
7.13%, 03/15/23 (Call 05/31/18)[c]	32,392	18,787,360
8.88%, 06/01/25 (Call 06/01/20)[b,c]	10,354	6,005,320
QVC Inc.
3.13%, 04/01/19[b]	3,488	3,490,317
4.38%, 03/15/23[b]	12,986	12,913,555
4.45%, 02/15/25 (Call 11/15/24)[b]	11,177	10,904,475
4.85%, 04/01/24	10,757	10,818,586
5.13%, 07/02/22[b]	8,637	8,892,051
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[b,c]	31,503	32,014,924
6.75%, 06/15/21 (Call 05/31/18)	12,971	13,206,195
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[b,c]	17,495	16,270,350
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	7,553	7,258,880

		504,717,320
SEMICONDUCTORS — 0.97%
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/21/18)[c]	9,887	10,268,304
5.50%, 02/01/25 (Call 08/01/19)	7,556	7,858,240
NXP BV/NXP Funding LLC
3.88%, 09/01/22[c]	17,642	17,322,000
4.13%, 06/15/20[b,c]	10,730	10,801,257
4.13%, 06/01/21[b,c]	22,752	22,808,880
4.63%, 06/15/22[b,c]	6,100	6,155,070
4.63%, 06/01/23[b,c]	15,628	15,740,567

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[b]	$6,860	$7,276,364
7.00%, 12/01/25 (Call 12/01/20)[b]	7,981	8,669,361
Sensata Technologies BV
4.88%, 10/15/23[b,c]	7,794	7,832,970
5.00%, 10/01/25[b,c]	11,536	11,480,178
5.63%, 11/01/24[b,c]	6,917	7,166,506
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[c]	12,096	12,605,242

		145,984,939
SOFTWARE — 3.00%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[c]	31,249	31,170,877
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	10,156	9,724,370
5.00%, 10/15/24 (Call 07/15/24)[b]	8,485	8,612,275
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b,c]	18,515	18,144,700
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b,c]	34,019	34,216,957
5.38%, 08/15/23 (Call 08/15/18)[b,c]	21,488	21,830,800
5.75%, 01/15/24 (Call 01/15/19)[b,c]	38,841	39,447,891
7.00%, 12/01/23 (Call 12/01/18)[b,c]	57,774	60,446,047
Infor U.S. Inc.
5.75%, 08/15/20 (Call 05/16/18)[b,c]	9,739	9,933,780
6.50%, 05/15/22 (Call 05/16/18)[b]	27,874	28,273,814
IQVIA Inc.
4.88%, 05/15/23 (Call 05/31/18)[c]	13,475	13,657,218

Security	Principal or Shares (000s)	Value
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)[b,c]	$18,590	$18,334,388
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b,c]	9,447	9,382,383
5.25%, 11/15/24 (Call 11/15/19)[b,c]	12,871	13,188,914
5.75%, 08/15/25 (Call 08/15/20)[b,c]	13,282	13,875,705
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/31/18)[c]	6,633	6,652,899
5.63%, 12/15/26 (Call 12/15/21)	7,215	7,177,159
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[b,c]	14,251	14,815,696
5.88%, 06/01/26 (Call 06/01/21)[c]	14,527	15,085,055
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[b,c]	21,033	21,283,682
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[c]	32,790	36,478,875
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[b,c]	7,858	7,614,346
10.50%, 02/01/24 (Call 02/01/19)[b,c]	14,318	12,437,946

		451,785,777
TELECOMMUNICATIONS — 9.33%
Anixter Inc.
5.13%, 10/01/21[b]	7,619	7,776,142
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[c]	998	989,018
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	9,324	8,566,425
Series S
6.45%, 06/15/21[b]	21,419	21,900,927

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Series T
5.80%, 03/15/22[b]	$24,158	$24,037,210
Series V
5.63%, 04/01/20	16,973	17,156,232
Series W
6.75%, 12/01/23[b]	12,840	12,773,706
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	17,699	18,052,980
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/18)[b,c]	10,147	10,234,518
5.50%, 06/15/24 (Call 06/15/19)[c]	10,654	10,861,531
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[b,c]	12,820	12,291,175
6.00%, 06/15/25 (Call 06/15/20)[b,c]	26,948	27,756,440
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[b]	13,053	7,991,336
7.13%, 03/15/19	645	642,485
7.13%, 01/15/23	14,787	10,541,425
7.63%, 04/15/24[b]	13,279	8,730,943
8.13%, 10/01/18	5,074	5,157,975
8.50%, 04/01/26 (Call 04/01/21)[b,c]	26,921	26,037,256
8.75%, 04/15/22[b]	8,056	6,727,264
10.50%, 09/15/22 (Call 06/15/22)	38,127	33,498,699
11.00%, 09/15/25 (Call 06/15/25)	62,474	48,104,980
Hughes Satellite Systems Corp.
5.25%, 08/01/26[b]	12,532	12,260,967
6.50%, 06/15/19[b]	14,097	14,518,441
6.63%, 08/01/26[b]	13,783	13,772,036
7.63%, 06/15/21[b]	14,908	15,988,830
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/31/18)[b,c]	17,566	16,931,228
6.50%, 10/01/24 (Call 10/01/19)[b,c]	5,636	5,518,349

Security	Principal or Shares (000s)	Value
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[c]	$12,719	$11,124,233
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	35,387	29,725,080
7.25%, 10/15/20 (Call 05/31/18)	37,053	36,052,054
7.50%, 04/01/21 (Call 05/31/18)	19,853	18,835,534
8.00%, 02/15/24 (Call 02/15/19)[b,c]	23,856	25,142,127
9.50%, 09/30/22[c]	7,933	9,093,201
9.75%, 07/15/25 (Call 07/15/21)[b,c]	26,315	25,821,594
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	34,051	23,069,552
8.13%, 06/01/23 (Call 06/15/18)	15,844	9,902,500
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c,e,f]	10,603	11,465,120
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/31/18)[b]	12,555	12,413,756
5.25%, 03/15/26 (Call 03/15/21)[b]	13,880	13,388,416
5.38%, 08/15/22 (Call 05/31/18)[b]	17,651	17,742,785
5.38%, 01/15/24 (Call 01/15/19)[b]	15,345	15,191,550
5.38%, 05/01/25 (Call 05/01/20)[b]	14,185	13,967,970
5.63%, 02/01/23 (Call 05/31/18)[b]	8,883	9,005,141
6.13%, 01/15/21 (Call 05/31/18)	10,820	10,955,250
Nokia OYJ
3.38%, 06/12/22[b]	9,303	8,936,528
4.38%, 06/12/27	8,217	7,610,996
5.38%, 05/15/19	5,338	5,431,871
Qwest Corp.
6.75%, 12/01/21[b]	13,856	14,929,840
SoftBank Group Corp.
4.50%, 04/15/20[c]	43,834	44,984,642
Sprint Communications Inc.
6.00%, 11/15/22	38,989	39,637,800
7.00%, 03/01/20[b,c]	17,119	18,039,146

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
7.00%, 08/15/20	$27,472	$29,030,382
11.50%, 11/15/21	17,331	20,710,545
Sprint Corp.
7.13%, 06/15/24[b]	42,837	44,389,841
7.25%, 09/15/21[b]	37,791	40,105,699
7.63%, 02/15/25 (Call 11/15/24)[b]	25,913	27,226,644
7.63%, 03/01/26 (Call 11/01/25)[b]	26,009	27,406,984
7.88%, 09/15/23[b]	72,931	78,246,175
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)[b]	6,863	6,848,453
4.50%, 02/01/26 (Call 02/01/21)[b]	16,953	16,263,803
4.75%, 02/01/28 (Call 02/01/23)[b]	26,471	25,519,860
5.13%, 04/15/25 (Call 04/15/20)	7,046	7,095,909
5.38%, 04/15/27 (Call 04/15/22)[b]	8,161	8,239,581
6.00%, 03/01/23 (Call 09/01/18)[b]	22,602	23,440,747
6.00%, 04/15/24 (Call 04/15/19)	17,196	17,991,315
6.38%, 03/01/25 (Call 09/01/19)[b]	29,708	31,119,130
6.50%, 01/15/24 (Call 01/15/19)[b]	14,852	15,538,905
6.50%, 01/15/26 (Call 01/15/21)[b]	34,743	36,892,247
Telecom Italia Capital SA
7.18%, 06/18/19[b]	11,267	11,704,011
Telecom Italia SpA/Milano
5.30%, 05/30/24[b,c]	26,323	26,809,975
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[b]	17,000	16,811,752
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[c]	34,272	28,629,163
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 05/31/18)[b,c]	373	213,076
6.38%, 08/01/23 (Call 05/31/18)[b]	7,119	4,164,615

Security	Principal or Shares (000s)	Value
7.75%, 10/15/20 (Call 05/31/18)[b]	$8,621	$7,392,508
8.63%, 10/31/25 (Call 10/31/20)[b,c]	10,503	9,636,503
8.75%, 12/15/24 (Call 12/15/22)[b,c]	19,963	11,897,948

		1,404,610,975
TOYS, GAMES & HOBBIES — 0.11%
Mattel Inc.
6.75%, 12/31/25 (Call 12/31/20)[b,c]	16,872	16,447,669

		16,447,669
TRANSPORTATION — 0.31%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/31/18)[b,c]	10,928	8,277,960
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b,c]	8,669	8,956,161
6.50%, 06/15/22 (Call 06/15/18)[c]	28,182	29,097,915

		46,332,036
TRUCKING & LEASING — 0.50%
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (Call 12/15/22)[b,c]	8,061	7,998,864
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[b,c]	15,563	14,849,696
5.25%, 08/15/22[b,c]	30,437	30,322,861
5.50%, 02/15/24[b,c]	22,268	21,627,795

		74,799,216

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,235,283,121)		14,568,131,574

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Shares (000s)	Value
WARRANTS — 0.01%

OIL & GAS SERVICES — 0.01%
CGG SA (Expires 08/21/18)[a]	$833	$2,022,140

		2,022,140

TOTAL WARRANTS
(Cost: $0)		2,022,140

SHORT-TERM INVESTMENTS — 24.17%

MONEY MARKET FUNDS — 24.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[h,i,j]	3,325,397	3,325,729,808
BlackRock Cash Funds: Treasury, SL Agency Shares
1.65%[h,i]	311,313	311,312,856

		3,637,042,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,636,716,596)		3,637,042,664

Security	Shares (000s)	Value

TOTAL INVESTMENTS IN SECURITIES — 121.02%
(Cost: $18,878,410,394)		$18,215,240,792
Other Assets, Less Liabilities — (21.02)%		(3,163,506,355)

NET ASSETS — 100.00%		$15,051,734,437

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[f]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[g]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.
[j]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,044,414	$—	$—	$8,044,414
Corporate bonds & notes	—	14,568,131,574	—	14,568,131,574
Warrants	2,022,140	—	—	2,022,140
Money market funds	3,637,042,664	—	—	3,637,042,664

Total	$3,647,109,218	$14,568,131,574	$—	$18,215,240,792

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.87%

ADVERTISING — 0.22%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)[a]	$22,851	$21,883,623
3.63%, 05/01/22[a]	15,302	15,313,204
3.65%, 11/01/24 (Call 08/01/24)[a]	9,467	9,278,471
WPP Finance 2010
3.75%, 09/19/24	17,195	16,609,471
4.75%, 11/21/21[a]	8,369	8,644,889

		71,729,658
AEROSPACE & DEFENSE — 1.42%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)[a]	8,889	8,490,978
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	11,934	11,334,151
3.35%, 09/15/21[a]	12,890	12,947,177
3.55%, 01/15/26 (Call 10/15/25)[a]	24,579	24,175,968
3.80%, 03/01/45 (Call 09/01/44)	12,020	11,114,310
4.07%, 12/15/42[a]	16,684	16,157,231
4.09%, 09/15/52 (Call 03/15/52)[a]	12,743	12,098,230
4.70%, 05/15/46 (Call 11/15/45)	16,446	17,546,280
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)[a]	17,349	16,714,113
2.93%, 01/15/25 (Call 11/15/24)[a]	15,235	14,420,889
3.20%, 02/01/27 (Call 11/01/26)[a]	10,428	9,832,685
3.25%, 08/01/23[a]	13,109	12,928,333
3.25%, 01/15/28 (Call 10/15/27)[a]	26,079	24,392,927
4.03%, 10/15/47 (Call 04/15/47)[a]	29,015	26,953,934
4.75%, 06/01/43[a]	10,666	11,124,880

Security	Principal (000s)	Value
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	$8,755	$8,473,309
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	14,785	14,350,768
3.20%, 03/15/24 (Call 01/15/24)	11,771	11,290,907
3.50%, 03/15/27 (Call 12/15/26)[a]	15,965	15,138,655
4.35%, 04/15/47 (Call 10/15/46)	13,637	13,067,273
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	6,091	5,822,532
2.65%, 11/01/26 (Call 08/01/26)[a]	19,430	17,443,182
2.80%, 05/04/24 (Call 03/04/24)	14,782	13,899,795
3.10%, 06/01/22[a]	31,226	30,795,375
3.13%, 05/04/27 (Call 02/04/27)[a]	10,529	9,724,791
3.75%, 11/01/46 (Call 05/01/46)[a]	13,285	11,577,019
4.15%, 05/15/45 (Call 11/16/44)[a]	9,828	9,142,804
4.50%, 06/01/42	40,875	39,921,762
5.70%, 04/15/40[a]	13,472	15,287,398
6.13%, 07/15/38[a]	12,821	15,265,257

		461,432,913
AGRICULTURE — 1.56%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	235	212,979
2.85%, 08/09/22[a]	28,084	27,349,182
3.88%, 09/16/46 (Call 03/16/46)	16,666	14,752,290
4.00%, 01/31/24[a]	19,242	19,463,770
4.25%, 08/09/42	9,769	9,172,883
4.75%, 05/05/21[a]	5,642	5,870,729
5.38%, 01/31/44	32,271	35,317,983

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)[a]	$7,396	$6,722,999
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	30,757	29,563,235
3.22%, 08/15/24 (Call 06/15/24)[b]	32,889	31,275,051
3.56%, 08/15/27 (Call 05/15/27)[a,b]	50,473	47,220,601
4.39%, 08/15/37 (Call 02/15/37)[b]	35,599	33,979,423
4.54%, 08/15/47 (Call 02/15/47)[a,b]	35,640	33,795,067
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	2,386	2,302,547
2.38%, 08/17/22 (Call 07/17/22)[a]	11,406	10,924,358
2.50%, 08/22/22[a]	8,754	8,418,863
2.50%, 11/02/22 (Call 10/02/22)[a]	3,374	3,233,435
2.75%, 02/25/26 (Call 11/25/25)[a]	6,976	6,466,488
2.90%, 11/15/21[a]	9,281	9,158,914
3.25%, 11/10/24[a]	11,346	11,002,664
3.38%, 08/11/25 (Call 05/11/25)[a]	13,497	13,095,314
3.88%, 08/21/42[a]	7,070	6,452,368
4.13%, 03/04/43	11,741	11,139,078
4.25%, 11/10/44[a]	13,838	13,395,819
4.38%, 11/15/41[a]	5,504	5,409,939
4.88%, 11/15/43[a]	8,075	8,490,024
6.38%, 05/16/38[a]	16,149	20,299,186
Reynolds American Inc.
4.00%, 06/12/22[a]	6,858	6,926,341
4.45%, 06/12/25 (Call 03/12/25)	35,412	35,810,725
5.70%, 08/15/35 (Call 02/15/35)[a]	7,484	8,236,716
5.85%, 08/15/45 (Call 02/15/45)	27,910	31,350,069

		506,809,040

Security	Principal (000s)	Value
AIRLINES — 0.00%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)[a]	$1,306	$1,292,421

		1,292,421
APPAREL — 0.09%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	11,042	10,093,162
3.88%, 11/01/45 (Call 05/01/45)[a]	18,476	17,968,019

		28,061,181
AUTO MANUFACTURERS — 2.09%
American Honda Finance Corp.
1.70%, 09/09/21[a]	7,176	6,835,251
Daimler Finance North America LLC
8.50%, 01/18/31	19,449	27,684,026
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	19,469	19,031,974
4.75%, 01/15/43[a]	23,476	20,973,118
5.29%, 12/08/46 (Call 06/08/46)[a]	19,115	18,310,937
7.45%, 07/16/31	20,542	24,314,534
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	13,276	12,658,682
3.22%, 01/09/22[a]	17,411	17,013,792
3.34%, 03/18/21[a]	9,233	9,161,309
3.34%, 03/28/22 (Call 02/28/22)[a]	6,220	6,085,751
3.66%, 09/08/24[a]	11,599	11,088,898
3.81%, 01/09/24 (Call 11/09/23)[a]	7,042	6,854,750
3.82%, 11/02/27 (Call 08/02/27)[a]	11,406	10,601,783
4.13%, 08/04/25[a]	7,527	7,336,487
4.25%, 09/20/22	19,706	19,874,402
4.38%, 08/06/23[a]	13,916	13,991,730
4.39%, 01/08/26[a]	20,450	20,110,047
5.88%, 08/02/21	20,238	21,553,699

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	$5,157	$4,959,311
4.88%, 10/02/23[a]	27,670	28,517,095
5.00%, 04/01/35	12,818	12,452,106
5.15%, 04/01/38 (Call 10/01/37)	15,489	15,030,854
5.20%, 04/01/45	19,940	18,932,737
5.40%, 04/01/48 (Call 10/01/47)[a]	10,039	9,874,408
6.25%, 10/02/43	17,492	18,643,388
6.60%, 04/01/36 (Call 10/01/35)	6,101	6,849,081
6.75%, 04/01/46 (Call 10/01/45)[a]	9,310	10,557,480
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)[a]	18,387	17,876,693
3.20%, 07/06/21 (Call 06/06/21)	22,456	22,164,815
3.25%, 01/05/23 (Call 12/05/22)	100	96,817
3.45%, 01/14/22 (Call 12/14/21)[a]	17,672	17,461,401
3.45%, 04/10/22 (Call 02/10/22)[a]	20,622	20,333,632
3.50%, 11/07/24 (Call 09/07/24)[a]	6,993	6,648,511
3.70%, 05/09/23 (Call 03/09/23)	16,156	15,899,968
3.95%, 04/13/24 (Call 02/13/24)	21,423	21,012,842
4.00%, 01/15/25 (Call 10/15/24)[a]	10,936	10,669,853
4.00%, 10/06/26 (Call 07/06/26)[a]	12,253	11,723,728
4.20%, 03/01/21 (Call 02/01/21)[a]	11,487	11,679,198
4.30%, 07/13/25 (Call 04/13/25)[a]	18,636	18,373,948
4.35%, 01/17/27 (Call 10/17/26)	16,175	15,759,133

Security	Principal (000s)	Value
4.38%, 09/25/21	$12,017	$12,266,826
5.25%, 03/01/26 (Call 12/01/25)[a]	10,103	10,505,695
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	14,019	13,578,673
2.15%, 09/08/22[a]	2,735	2,607,253
2.60%, 01/11/22[a]	16,771	16,412,523
3.20%, 01/11/27[a]	7,424	7,174,271
3.30%, 01/12/22[a]	18,241	18,284,685
3.40%, 09/15/21[a]	10,560	10,628,612

		680,456,707
BANKS — 27.06%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	15,676	15,215,869
2.55%, 11/23/21[a]	7,682	7,468,301
2.63%, 05/19/22	647	625,524
2.70%, 11/16/20[a]	8,099	8,001,547
3.70%, 11/16/25	11,484	11,487,886
Banco Santander SA
3.13%, 02/23/23	12,316	11,846,741
3.50%, 04/11/22[a]	14,402	14,217,107
3.80%, 02/23/28[a]	9,563	9,052,149
3.85%, 04/12/23	1,000	992,476
4.25%, 04/11/27[a]	24,601	24,248,298
4.38%, 04/12/28	8,400	8,316,711
5.18%, 11/19/25[a]	18,870	19,477,310
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)[c,d]	5,983	5,843,089
2.50%, 10/21/22 (Call 10/21/21)[a]	25,338	24,227,585
2.63%, 04/19/21[a]	32,542	31,994,907
2.82%, 07/21/23 (Call 07/21/22)[a,c,d]	16,139	15,606,515
2.88%, 04/24/23 (Call 04/24/22)[c,d]	22,089	21,458,059
3.00%, 12/20/23 (Call 12/20/22)[a,b,c,d]	33,608	32,585,134
3.09%, 10/01/25 (Call 10/01/24)[c,d]	11,556	11,012,002
3.12%, 01/20/23 (Call 01/20/22)[a,c,d]	16,096	15,836,532

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.25%, 10/21/27 (Call 10/21/26)[a]	$37,320	$34,685,372
3.30%, 01/11/23[a]	51,453	50,870,573
3.37%, 01/23/26 (Call 01/23/25)[c,d]	25,229	24,268,257
3.42%, 12/20/28 (Call 12/20/27)[a,b,c,d]	84,017	78,907,691
3.50%, 04/19/26[a]	33,745	32,506,255
3.59%, 07/21/28 (Call 07/21/27)[a,c,d]	30,619	29,159,744
3.71%, 04/24/28 (Call 04/24/27)[a,c,d]	30,918	29,773,224
3.82%, 01/20/28 (Call 01/20/27)[c,d]	25,984	25,277,035
3.88%, 08/01/25[a]	28,479	28,221,479
3.95%, 01/23/49 (Call 01/23/48)[c,d]	15,194	13,956,990
3.97%, 03/05/29 (Call 03/05/28)[a,c,d]	8,475	8,325,973
4.00%, 04/01/24	34,937	35,377,486
4.00%, 01/22/25[a]	37,658	37,111,048
4.10%, 07/24/23	29,488	30,118,347
4.13%, 01/22/24[a]	33,234	33,950,708
4.20%, 08/26/24[a]	39,498	39,570,155
4.24%, 04/24/38 (Call 04/24/37)[a,c,d]	23,368	22,893,321
4.25%, 10/22/26[a]	24,683	24,419,376
4.44%, 01/20/48 (Call 01/20/47)[c,d]	26,497	26,501,295
4.45%, 03/03/26[a]	18,116	18,195,790
4.88%, 04/01/44	951	1,011,804
5.00%, 01/21/44	22,523	24,376,463
5.70%, 01/24/22[a]	13,507	14,607,241
5.88%, 02/07/42	18,115	21,757,448
6.11%, 01/29/37[a]	22,646	26,401,316
7.75%, 05/14/38	14,291	19,449,335
Series L
3.95%, 04/21/25	44,340	43,434,657
4.18%, 11/25/27 (Call 11/25/26)[a]	31,990	31,144,907
Bank of America N.A.
6.00%, 10/15/36[a]	4,978	6,129,604
Bank of Montreal
1.90%, 08/27/21[a]	16,533	15,825,679

Security	Principal (000s)	Value
2.35%, 09/11/22	$18,516	$17,669,804
2.55%, 11/06/22 (Call 10/06/22)[a]	16,870	16,213,823
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)[a]	12,126	11,758,965
2.20%, 08/16/23 (Call 06/16/23)	13,740	12,876,927
2.45%, 08/17/26 (Call 05/17/26)[a]	15,887	14,385,478
2.60%, 02/07/22 (Call 01/07/22)[a]	11,513	11,218,344
2.66%, 05/16/23 (Call 05/16/22)[a,c,d]	4,362	4,224,117
2.80%, 05/04/26 (Call 02/04/26)[a]	13,665	12,769,173
2.95%, 01/29/23 (Call 12/29/22)	11,444	11,201,661
3.25%, 05/16/27 (Call 02/16/27)[a]	12,953	12,399,841
3.30%, 08/23/29 (Call 05/23/29)	19,860	18,399,472
3.40%, 01/29/28 (Call 10/29/27)	9,767	9,429,816
3.44%, 02/07/28 (Call 02/07/27)[a,c,d]	762	736,374
3.50%, 04/28/23	5,000	5,005,000
3.55%, 09/23/21 (Call 08/23/21)[a]	16,005	16,187,332
3.65%, 02/04/24 (Call 01/05/24)	12,205	12,257,732
Series G
3.00%, 02/24/25 (Call 01/24/25)[a]	10,053	9,625,939
Bank of Nova Scotia (The)
2.45%, 09/19/22	2,876	2,759,442
2.70%, 03/07/22[a]	24,002	23,400,234
2.80%, 07/21/21[a]	10,959	10,824,951
4.50%, 12/16/25[a]	17,909	18,007,043
Barclays PLC
3.20%, 08/10/21	6,720	6,626,777
3.65%, 03/16/25	31,318	29,912,636

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.68%, 01/10/23 (Call 01/10/22)	$13,318	$13,133,243
4.34%, 01/10/28 (Call 01/10/27)[a]	14,468	14,118,728
4.38%, 09/11/24[a]	11,562	11,286,261
4.38%, 01/12/26[a]	35,292	34,954,368
4.84%, 05/09/28 (Call 05/07/27)[a]	22,002	21,375,823
4.95%, 01/10/47[a]	19,236	19,138,841
5.20%, 05/12/26[a]	28,504	28,534,750
5.25%, 08/17/45[a]	15,899	16,432,553
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	12,141	11,731,222
2.75%, 04/01/22 (Call 03/01/22)[a]	12,249	11,978,710
2.85%, 10/26/24 (Call 09/26/24)[a]	12,054	11,476,593
BNP Paribas SA
4.25%, 10/15/24[a]	13,390	13,404,299
5.00%, 01/15/21[a]	4,070	4,269,721
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23[a]	13,107	12,977,554
BPCE SA
2.65%, 02/03/21[a]	4,968	4,885,682
2.75%, 12/02/21[a]	15,632	15,225,171
4.00%, 04/15/24[a]	19,998	20,088,297
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)[a]	7,514	7,320,739
3.63%, 09/16/25 (Call 08/16/25)	13,555	13,332,510
3.80%, 10/30/26 (Call 09/30/26)[a]	2,574	2,561,822
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	12,664	12,276,293
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)[a]	2,478	2,426,396
3.20%, 01/30/23 (Call 12/30/22)[a]	24,705	23,973,692

Security	Principal (000s)	Value
3.20%, 02/05/25 (Call 01/05/25)[a]	$6,929	$6,540,357
3.30%, 10/30/24 (Call 09/30/24)[a]	15,017	14,300,010
3.50%, 06/15/23	8,190	8,010,367
3.75%, 04/24/24 (Call 03/24/24)[a]	4,046	3,973,403
3.75%, 07/28/26 (Call 06/28/26)[a]	36,087	33,785,238
3.75%, 03/09/27 (Call 02/09/27)[a]	13,948	13,262,055
3.80%, 01/31/28 (Call 12/31/27)[a]	14,236	13,537,700
4.20%, 10/29/25 (Call 09/29/25)[a]	18,791	18,381,679
4.75%, 07/15/21	7,810	8,112,155
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	16,438	15,785,921
2.65%, 08/08/22 (Call 07/08/22)	4,815	4,604,363
2.95%, 07/23/21 (Call 06/23/21)[a]	19,725	19,396,975
Citigroup Inc.
2.35%, 08/02/21[a]	21,811	21,124,713
2.70%, 10/27/22 (Call 09/27/22)[a]	7,879	7,589,986
2.75%, 04/25/22 (Call 03/25/22)[a]	39,671	38,539,654
2.88%, 07/24/23 (Call 07/24/22)[a,c,d]	24,951	24,142,313
2.90%, 12/08/21 (Call 11/08/21)[a]	32,375	31,775,098
3.14%, 01/24/23 (Call 01/24/22)[a,c,d]	9,990	9,813,234
3.20%, 10/21/26 (Call 07/21/26)[a]	43,143	40,175,443
3.30%, 04/27/25[a]	19,527	18,696,021
3.40%, 05/01/26[a]	35,802	33,824,033
3.50%, 05/15/23[a]	22,120	21,703,352
3.52%, 10/27/28 (Call 10/27/27)[a,c,d]	30,313	28,553,170
3.67%, 07/24/28 (Call 07/24/27)[c,d]	36,645	34,960,503

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.70%, 01/12/26[a]	$30,887	$29,997,411
3.75%, 06/16/24[a]	673	669,161
3.88%, 10/25/23[a]	10,266	10,310,822
3.88%, 03/26/25[a]	16,729	16,248,441
3.88%, 01/24/39 (Call 01/24/38)[a,c,d]	11,238	10,416,279
3.89%, 01/10/28 (Call 01/10/27)[a,c,d]	28,095	27,310,236
4.00%, 08/05/24[a]	13,396	13,292,894
4.05%, 07/30/22[a]	18,341	18,551,628
4.08%, 04/23/29 (Call 04/23/28)[c,d]	15,000	14,725,424
4.13%, 07/25/28[a]	33,643	32,406,616
4.28%, 04/24/48 (Call 04/24/47)[a,c,d]	5,697	5,513,955
4.30%, 11/20/26[a]	16,907	16,636,838
4.40%, 06/10/25	23,008	22,988,137
4.45%, 09/29/27[a]	47,192	46,787,215
4.50%, 01/14/22	32,938	34,127,022
4.60%, 03/09/26[a]	20,911	21,088,553
4.65%, 07/30/45	5,835	5,996,373
4.75%, 05/18/46	20,242	19,742,668
5.30%, 05/06/44	9,496	10,078,164
5.50%, 09/13/25[a]	19,502	20,814,370
5.88%, 01/30/42	13,454	16,011,963
6.63%, 06/15/32[a]	11,658	13,881,824
6.68%, 09/13/43	11,559	14,473,781
8.13%, 07/15/39	25,621	37,135,272
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	2,727	2,668,329
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	10,122	10,094,404
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	300	289,141
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	31,151	29,566,598
3.88%, 02/08/22[a]	35,625	36,210,230
3.95%, 11/09/22	25,884	25,835,170
4.38%, 08/04/25[a]	24,367	24,241,722

Security	Principal (000s)	Value
4.63%, 12/01/23[a]	$29,884	$30,578,576
5.25%, 05/24/41[a]	20,316	23,680,523
5.25%, 08/04/45	11,036	11,985,493
5.75%, 12/01/43[a]	9,362	10,853,463
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,786	1,755,057
2.75%, 01/10/22[a]	11,886	11,626,021
2.75%, 01/10/23[a]	24,062	23,292,786
3.38%, 05/21/25[a]	19,225	18,732,728
Credit Suisse AG/New York NY
3.00%, 10/29/21[a]	25,138	24,859,305
3.63%, 09/09/24[a]	37,537	37,209,088
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	27,561	26,658,700
3.80%, 09/15/22[a]	24,090	24,094,117
3.80%, 06/09/23[a]	22,564	22,446,011
4.55%, 04/17/26[a]	31,884	32,250,248
4.88%, 05/15/45[a]	22,539	23,328,568
Deutsche Bank AG
3.13%, 01/13/21[a]	4,590	4,510,092
3.38%, 05/12/21[a]	28,758	28,298,953
4.10%, 01/13/26	803	772,506
4.25%, 10/14/21	26,774	26,991,793
Deutsche Bank AG/London
3.70%, 05/30/24[a]	20,516	19,584,227
Deutsche Bank AG/New York NY
3.30%, 11/16/22[a]	23,936	22,991,849
3.95%, 02/27/23	16,220	15,961,560
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)[a]	6,963	6,875,979
3.45%, 07/27/26 (Call 04/27/26)[a]	7,085	6,592,250
4.20%, 08/08/23	13,210	13,363,281
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)[a]	15,000	14,854,675
4.30%, 01/16/24 (Call 12/16/23)[a]	3,826	3,896,526
8.25%, 03/01/38	12,602	17,496,277

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	$2,550	$2,479,904
2.88%, 10/01/21 (Call 09/01/21)[a]	15,818	15,591,481
3.85%, 03/15/26 (Call 02/15/26)[a]	8,819	8,642,242
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	26,656	25,688,707
2.63%, 04/25/21 (Call 03/25/21)[a]	18,165	17,776,253
2.88%, 10/31/22 (Call 10/31/21)[c,d]	36,438	35,499,878
2.91%, 06/05/23 (Call 06/05/22)[a,c,d]	15,387	14,860,545
2.91%, 07/24/23 (Call 07/24/22)[a,c,d]	41,972	40,502,564
3.00%, 04/26/22 (Call 04/26/21)[a]	41,712	40,767,069
3.20%, 02/23/23 (Call 01/23/23)[a]	23,084	22,559,875
3.27%, 09/29/25 (Call 09/29/24)[c,d]	32,886	31,289,582
3.50%, 01/23/25 (Call 10/23/24)[a]	31,381	30,332,696
3.50%, 11/16/26 (Call 11/16/25)[a]	33,307	31,547,678
3.63%, 01/22/23[a]	28,190	28,046,073
3.69%, 06/05/28 (Call 06/05/27)[a,c,d]	27,217	25,911,319
3.75%, 05/22/25 (Call 02/22/25)[a]	35,416	34,590,063
3.75%, 02/25/26 (Call 11/25/25)	27,705	26,840,357
3.81%, 04/23/29 (Call 04/23/28)[a,c,d]	34,546	33,028,453
3.85%, 07/08/24 (Call 04/08/24)	33,760	33,558,541
3.85%, 01/26/27 (Call 01/26/26)	31,100	30,022,593
4.00%, 03/03/24	33,931	34,068,285

Security	Principal (000s)	Value
4.02%, 10/31/38 (Call 10/31/37)[a,c,d]	$30,757	$28,583,095
4.22%, 05/01/29 (Call 05/01/28)[c,d]	26,000	25,757,703
4.25%, 10/21/25[a]	21,696	21,478,639
4.41%, 04/23/39 (Call 04/23/38)[c,d]	15,250	14,800,072
4.75%, 10/21/45 (Call 04/21/45)[a]	27,648	28,041,630
4.80%, 07/08/44 (Call 01/08/44)[a]	19,648	20,079,836
5.15%, 05/22/45[a]	18,296	18,961,940
5.25%, 07/27/21[a]	40,355	42,650,554
5.75%, 01/24/22[a]	56,172	60,449,986
5.95%, 01/15/27	9,447	10,366,139
6.13%, 02/15/33[a]	22,200	25,895,423
6.25%, 02/01/41	30,513	36,847,990
6.45%, 05/01/36	855	1,009,258
6.75%, 10/01/37	66,693	80,962,327
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35[a]	6,853	8,087,227
5.88%, 11/01/34	9,202	11,090,139
HSBC Holdings PLC
2.65%, 01/05/22[a]	30,929	29,971,144
2.95%, 05/25/21[a]	33,221	32,823,371
3.03%, 11/22/23 (Call 11/22/22)[a,c,d]	12,168	11,811,534
3.26%, 03/13/23 (Call 03/13/22)[c,d]	24,043	23,651,573
3.40%, 03/08/21	4,100	4,109,298
3.60%, 05/25/23[a]	21,737	21,669,467
3.90%, 05/25/26[a]	37,290	36,802,183
4.00%, 03/30/22[a]	24,988	25,475,236
4.04%, 03/13/28 (Call 03/13/27)[a,c,d]	7,935	7,779,157
4.25%, 03/14/24[a]	23,546	23,464,802
4.25%, 08/18/25[a]	21,437	21,201,530
4.30%, 03/08/26[a]	48,163	48,827,948
4.38%, 11/23/26[a]	24,485	24,259,016
4.88%, 01/14/22[a]	6,914	7,227,647
5.25%, 03/14/44[a]	32,102	34,570,901
6.10%, 01/14/42	7,908	10,074,220

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.50%, 05/02/36	$20,159	$24,679,978
6.50%, 09/15/37[a]	29,197	35,770,211
6.80%, 06/01/38[a]	21,174	26,944,398
HSBC USA Inc.
3.50%, 06/23/24[a]	12,188	11,961,419
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	7,086	6,813,914
3.15%, 03/14/21 (Call 02/14/21)[a]	18,641	18,579,850
ING Groep NV
3.15%, 03/29/22	25,227	24,810,765
3.95%, 03/29/27[a]	23,263	22,887,303
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)[a]	26,875	26,064,627
2.40%, 06/07/21 (Call 05/07/21)[a]	12,539	12,200,969
2.55%, 03/01/21 (Call 02/01/21)[a]	25,905	25,411,246
2.70%, 05/18/23 (Call 03/18/23)[a]	23,725	22,734,880
2.78%, 04/25/23 (Call 04/25/22)[a,c,d]	16,566	16,080,446
2.95%, 10/01/26 (Call 07/01/26)[a]	42,416	39,260,182
2.97%, 01/15/23 (Call 01/15/22)[a]	16,685	16,253,886
3.13%, 01/23/25 (Call 10/23/24)[a]	31,447	30,025,929
3.20%, 01/25/23	31,393	30,948,638
3.20%, 06/15/26 (Call 03/15/26)	25,646	24,204,564
3.22%, 03/01/25 (Call 03/01/24)[a,c,d]	20,108	19,363,817
3.25%, 09/23/22[a]	41,806	41,324,989
3.30%, 04/01/26 (Call 01/01/26)[a]	35,832	34,100,010
3.38%, 05/01/23[a]	21,015	20,578,596
3.51%, 01/23/29 (Call 01/23/28)[a,c,d]	17,497	16,580,054
3.54%, 05/01/28 (Call 05/01/27)[a,c,d]	17,838	17,036,109

Security	Principal (000s)	Value
3.56%, 04/23/24 (Call 04/23/23)[c,d]	$15,000	$14,910,442
3.63%, 05/13/24[a]	24,116	23,899,769
3.63%, 12/01/27 (Call 12/01/26)[a]	19,169	17,995,215
3.78%, 02/01/28 (Call 02/01/27)[c,d]	25,738	25,057,366
3.88%, 02/01/24[a]	17,395	17,525,249
3.88%, 09/10/24[a]	35,811	35,234,045
3.88%, 07/24/38 (Call 07/24/37)[c,d]	31,357	29,304,154
3.90%, 07/15/25 (Call 04/15/25)[a]	30,842	30,664,316
3.90%, 01/23/49 (Call 01/23/48)[a,c,d]	25,241	22,962,078
3.96%, 11/15/48 (Call 11/15/47)[c,d]	18,176	16,637,382
4.01%, 04/23/29 (Call 04/23/28)[c,d]	12,505	12,352,718
4.03%, 07/24/48 (Call 07/24/47)[a,c,d]	14,708	13,666,596
4.13%, 12/15/26[a]	28,194	27,813,629
4.25%, 10/01/27[a]	19,844	19,706,888
4.26%, 02/22/48 (Call 02/22/47)[c,d]	24,761	23,813,644
4.35%, 08/15/21[a]	31,847	32,925,244
4.50%, 01/24/22[a]	34,130	35,409,848
4.63%, 05/10/21[a]	23,087	23,964,567
4.85%, 02/01/44[a]	11,952	12,806,917
4.95%, 06/01/45[a]	17,540	18,267,538
5.40%, 01/06/42[a]	18,179	20,695,428
5.50%, 10/15/40[a]	11,207	12,896,392
5.60%, 07/15/41	23,912	27,801,997
5.63%, 08/16/43	15,180	17,262,836
6.40%, 05/15/38[a]	33,377	41,978,049
KeyBank N.A./Cleveland OH
3.30%, 06/01/25[a]	3,847	3,729,765
KeyCorp.
5.10%, 03/24/21[a]	2,640	2,769,378
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)[c,d]	28,730	27,549,171
3.00%, 01/11/22	16,373	16,049,124
3.10%, 07/06/21[a]	4,501	4,464,803

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.57%, 11/07/28 (Call 11/07/27)[a,c,d]	$24,869	$23,126,566
3.75%, 01/11/27[a]	21,161	20,234,815
4.34%, 01/09/48[a]	14,589	13,195,810
4.38%, 03/22/28[a]	8,020	7,959,149
4.50%, 11/04/24[a]	11,203	11,165,784
4.58%, 12/10/25[a]	21,066	20,791,207
4.65%, 03/24/26[a]	24,272	24,078,758
5.30%, 12/01/45[a]	5,333	5,586,731
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)[a]	1,422	1,360,609
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	18,735	18,015,510
2.67%, 07/25/22[a]	17,530	16,947,317
2.76%, 09/13/26[a]	12,169	11,183,284
2.95%, 03/01/21	23,938	23,704,356
3.00%, 02/22/22[a]	4,277	4,208,204
3.29%, 07/25/27[a]	21,038	19,983,685
3.46%, 03/02/23[a]	3,760	3,731,548
3.68%, 02/22/27[a]	14,582	14,311,123
3.85%, 03/01/26	39,443	39,230,367
Mizuho Financial Group Inc.
2.27%, 09/13/21	16,025	15,395,623
2.60%, 09/11/22	7,275	6,962,648
2.84%, 09/13/26[a]	10,383	9,548,300
2.95%, 02/28/22	16,251	15,847,337
3.17%, 09/11/27[a]	18,060	16,951,087
4.02%, 03/05/28[a]	6,675	6,696,187
Morgan Stanley
2.50%, 04/21/21[a]	25,454	24,881,305
2.63%, 11/17/21[a]	39,237	38,185,543
2.75%, 05/19/22[a]	40,255	39,017,034
3.13%, 01/23/23	31,112	30,369,711
3.13%, 07/27/26[a]	36,369	33,855,713
3.59%, 07/22/28 (Call 07/22/27)[a,c,d]	38,741	36,793,420
3.63%, 01/20/27[a]	36,626	35,322,122
3.70%, 10/23/24[a]	41,322	40,748,343
3.74%, 04/24/24 (Call 04/24/23)[c,d]	13,530	13,515,547
3.75%, 02/25/23[a]	30,185	30,288,206

Security	Principal (000s)	Value
3.77%, 01/24/29 (Call 01/24/28)[a,c,d]	$42,168	$40,532,518
3.88%, 01/27/26[a]	40,723	40,105,509
3.95%, 04/23/27[a]	25,639	24,635,315
3.97%, 07/22/38 (Call 07/22/37)[c,d]	8,891	8,318,029
4.00%, 07/23/25[a]	41,882	41,705,241
4.10%, 05/22/23[a]	17,496	17,589,054
4.30%, 01/27/45	32,394	31,143,987
4.35%, 09/08/26[a]	30,432	30,230,634
4.38%, 01/22/47[a]	34,909	33,835,943
4.46%, 04/22/39 (Call 04/22/38)[c,d]	16,935	16,892,580
4.88%, 11/01/22[a]	22,436	23,279,136
5.00%, 11/24/25[a]	24,293	25,198,286
5.50%, 07/28/21	25,264	26,848,568
5.75%, 01/25/21	2,584	2,745,096
6.38%, 07/24/42	22,329	27,887,733
7.25%, 04/01/32[a]	11,219	14,486,078
Series F
3.88%, 04/29/24[a]	34,772	34,753,818
National Australia Bank Ltd./New York
1.88%, 07/12/21[a]	14,228	13,606,638
2.50%, 05/22/22	4,561	4,398,166
2.50%, 07/12/26[a]	16,650	15,059,046
2.63%, 01/14/21	3,147	3,098,492
2.80%, 01/10/22	14,078	13,791,211
3.00%, 01/20/23[a]	10,285	10,050,073
3.38%, 01/14/26	18,705	18,085,163
Northern Trust Corp.
3.95%, 10/30/25[a]	15,608	15,881,861
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[a,e]	13,181	12,779,262
2.45%, 07/28/22 (Call 06/28/22)[a,e]	1,367	1,314,787
2.55%, 12/09/21 (Call 11/09/21)[a,e]	7,265	7,077,077
2.63%, 02/17/22 (Call 01/18/22)[a,e]	14,302	13,908,609
2.70%, 11/01/22 (Call 10/01/22)[e]	14,399	13,844,955

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.95%, 01/30/23 (Call 12/30/22)[a,e]	$7,076	$6,848,667
2.95%, 02/23/25 (Call 01/24/25)[e]	7,740	7,376,835
3.10%, 10/25/27 (Call 09/25/27)[e]	2,938	2,765,348
3.25%, 06/01/25 (Call 05/02/25)[e]	18,440	17,865,747
3.80%, 07/25/23 (Call 06/25/23)[e]	7,462	7,496,971
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[e]	3,084	2,918,646
3.30%, 03/08/22 (Call 02/06/22)[e]	10,630	10,577,952
3.90%, 04/29/24 (Call 03/29/24)[e]	3,046	3,050,306
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)[a]	12,305	11,865,032
Royal Bank of Canada
2.50%, 01/19/21[a]	7,222	7,090,788
2.75%, 02/01/22[a]	7,402	7,251,315
4.65%, 01/27/26[a]	27,589	28,103,513
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)[a,c,d]	566	553,572
3.88%, 09/12/23[a]	44,132	43,403,257
4.80%, 04/05/26[a]	25,402	25,908,920
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	7,000	6,780,936
3.70%, 03/28/22 (Call 02/28/22)	33,988	33,720,300
4.40%, 07/13/27 (Call 06/13/27)	10,136	9,926,662
4.50%, 07/17/25 (Call 04/17/25)	4,004	4,021,166
Santander UK Group Holdings PLC
2.88%, 08/05/21[a]	16,354	15,985,122

Security	Principal (000s)	Value
3.13%, 01/08/21	$7,450	$7,399,382
3.37%, 01/05/24 (Call 01/05/23)[c,d]	4,860	4,708,785
3.57%, 01/10/23 (Call 01/10/22)[a]	13,406	13,147,928
3.82%, 11/03/28 (Call 11/03/27)[a,c,d]	11,961	11,233,424
Santander UK PLC
4.00%, 03/13/24[a]	11,634	11,722,265
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	12,544	11,944,526
2.63%, 03/15/21[a]	14,953	14,693,189
State Street Corp.
1.95%, 05/19/21[a]	3,605	3,483,309
2.65%, 05/19/26[a]	13,715	12,689,199
3.10%, 05/15/23[a]	6,354	6,242,068
3.30%, 12/16/24[a]	26,273	25,815,246
3.55%, 08/18/25[a]	12,990	12,908,063
3.70%, 11/20/23[a]	10,072	10,228,994
4.38%, 03/07/21[a]	4,556	4,719,652
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22[a]	8,577	8,462,754
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	19,100	18,341,394
2.44%, 10/19/21[a]	17,715	17,137,886
2.63%, 07/14/26	31,569	28,680,121
2.78%, 07/12/22	27,147	26,325,624
2.78%, 10/18/22[a]	14,483	13,994,874
2.85%, 01/11/22	10,621	10,374,855
3.01%, 10/19/26	21,780	20,353,260
3.10%, 01/17/23	10,760	10,501,363
3.35%, 10/18/27[a]	8,671	8,266,347
3.36%, 07/12/27	22,749	21,713,686
3.45%, 01/11/27[a]	17,535	16,891,853
3.54%, 01/17/28[a]	13,920	13,471,697
3.78%, 03/09/26	17,539	17,365,559
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	4,592	4,407,849
3.30%, 05/15/26 (Call 04/15/26)[a]	11,557	10,912,794

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)[a]	$3,109	$3,024,025
2.90%, 03/03/21 (Call 02/03/21)[a]	11,898	11,775,013
4.00%, 05/01/25 (Call 03/01/25)	7,970	8,005,626
Svenska Handelsbanken AB
1.88%, 09/07/21	9,924	9,462,565
2.45%, 03/30/21[a]	20,312	19,856,814
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)[a]	10,043	9,661,624
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	10,911	10,437,317
2.13%, 04/07/21	25,285	24,523,322
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)[a]	6,368	6,246,516
2.95%, 07/15/22 (Call 06/15/22)[a]	13,275	13,002,116
3.00%, 03/15/22 (Call 02/15/22)[a]	1,873	1,855,132
3.10%, 04/27/26 (Call 03/27/26)[a]	8,414	7,910,600
3.60%, 09/11/24 (Call 08/11/24)	8,359	8,283,498
3.70%, 01/30/24 (Call 12/29/23)[a]	10,412	10,510,866
4.13%, 05/24/21 (Call 04/23/21)[a]	3,109	3,196,664
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	23,022	20,671,210
2.63%, 01/24/22 (Call 12/23/21)[a]	11,538	11,293,227
Series X
3.15%, 04/27/27 (Call 03/27/27)[a]	21,902	20,750,371
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	12,388	11,740,049
2.85%, 01/23/23 (Call 12/23/22)	15,294	14,996,507

Security	Principal (000s)	Value
Wachovia Corp.
5.50%, 08/01/35	$9,504	$10,374,089
Wells Fargo & Co.
2.10%, 07/26/21[a]	32,064	30,825,672
2.50%, 03/04/21[a]	3,751	3,673,249
2.55%, 12/07/20[a]	500	491,860
2.63%, 07/22/22	48,352	46,517,109
3.00%, 01/22/21[a]	1,632	1,622,730
3.00%, 02/19/25[a]	31,824	29,882,154
3.00%, 04/22/26[a]	51,364	47,424,890
3.00%, 10/23/26	45,457	41,795,280
3.07%, 01/24/23 (Call 01/24/22)[a]	45,226	43,973,244
3.30%, 09/09/24[a]	19,624	18,921,231
3.50%, 03/08/22[a]	30,656	30,600,445
3.55%, 09/29/25	39,193	37,882,394
3.58%, 05/22/28 (Call 05/22/27)[a,c,d]	35,145	33,415,697
3.90%, 05/01/45[a]	9,501	8,709,840
4.10%, 06/03/26[a]	28,118	27,505,537
4.13%, 08/15/23[a]	11,081	11,111,301
4.30%, 07/22/27[a]	25,903	25,550,178
4.40%, 06/14/46[a]	11,829	11,021,235
4.60%, 04/01/21[a]	4,969	5,146,337
4.65%, 11/04/44[a]	32,648	31,430,510
4.75%, 12/07/46[a]	39,716	39,096,220
4.90%, 11/17/45	24,295	24,718,991
5.38%, 02/07/35	11,116	12,508,281
5.38%, 11/02/43	29,050	31,099,518
5.61%, 01/15/44	26,988	29,744,711
Series M
3.45%, 02/13/23[a]	29,592	28,950,212
Wells Fargo Bank N.A.
5.85%, 02/01/37[a]	11,165	13,260,596
6.60%, 01/15/38	15,476	19,800,137
Westpac Banking Corp.
2.00%, 08/19/21	17,572	16,862,156
2.10%, 05/13/21[a]	15,497	14,975,201
2.50%, 06/28/22[a]	4,439	4,276,190
2.70%, 08/19/26[a]	15,914	14,575,303
2.80%, 01/11/22	15,457	15,178,629
2.85%, 05/13/26[a]	25,947	24,064,133

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.35%, 03/08/27[a]	$14,604	$13,971,783
3.40%, 01/25/28[a]	19,597	18,741,432

		8,808,718,323
BEVERAGES — 3.44%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	13,485	12,991,958
2.65%, 02/01/21 (Call 01/01/21)	1,700	1,680,827
3.30%, 02/01/23 (Call 12/01/22)[a]	65,533	65,016,895
3.65%, 02/01/26 (Call 11/01/25)[a]	141,791	138,805,491
3.70%, 02/01/24[a]	4,608	4,623,563
4.00%, 01/17/43[a]	7,896	7,234,883
4.63%, 02/01/44[a]	7,011	7,033,372
4.70%, 02/01/36 (Call 08/01/35)[a]	77,362	79,468,451
4.90%, 02/01/46 (Call 08/01/45)[a]	137,802	142,883,821
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	33,554	32,446,728
3.50%, 01/12/24 (Call 12/12/23)	20,000	19,887,724
3.75%, 01/15/22[a]	35,623	36,179,848
3.75%, 07/15/42[a]	5,857	5,183,053
4.00%, 04/13/28 (Call 01/13/28)	30,410	30,275,928
4.38%, 04/15/38 (Call 10/15/37)	20,000	19,761,056
4.44%, 10/06/48 (Call 04/06/48)	16,089	15,645,201
4.60%, 04/15/48 (Call 10/15/47)	32,475	32,273,635
4.75%, 04/15/58 (Call 10/15/57)	20,000	19,979,528
4.95%, 01/15/42[a]	14,126	14,808,053
8.20%, 01/15/39[a]	15,843	23,114,245
Coca-Cola Co. (The)
1.55%, 09/01/21	1,750	1,669,268
2.25%, 09/01/26[a]	10,829	9,810,307
2.50%, 04/01/23[a]	9,728	9,402,127
2.88%, 10/27/25	18,450	17,648,521

Security	Principal (000s)	Value
3.15%, 11/15/20[a]	$12,919	$13,013,607
3.20%, 11/01/23[a]	13,923	13,888,500
3.30%, 09/01/21[a]	12,539	12,668,502
Constellation Brands Inc.
4.25%, 05/01/23[a]	3,748	3,821,984
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	12,951	12,477,092
Diageo Investment Corp.
2.88%, 05/11/22[a]	10,299	10,130,215
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)[a]	11,265	10,796,411
3.00%, 07/15/26 (Call 04/15/26)[a]	30,092	27,549,370
4.20%, 07/15/46 (Call 01/15/46)[a]	28,385	25,931,999
5.00%, 05/01/42	6,736	6,928,863
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29	13,287	17,080,056
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	2,254	2,158,199
2.25%, 05/02/22 (Call 04/02/22)[a]	12,691	12,275,447
2.38%, 10/06/26 (Call 07/06/26)[a]	18,964	17,225,407
2.75%, 03/05/22[a]	15,252	15,070,449
2.75%, 03/01/23[a]	20,519	20,092,227
2.75%, 04/30/25 (Call 01/30/25)[a]	22,367	21,238,800
2.85%, 02/24/26 (Call 11/24/25)	12,265	11,611,381
3.00%, 08/25/21[a]	2,804	2,802,947
3.00%, 10/15/27 (Call 07/15/27)[a]	16,270	15,386,043
3.10%, 07/17/22 (Call 05/17/22)	5,491	5,477,076
3.45%, 10/06/46 (Call 04/06/46)[a]	20,662	18,398,718
3.60%, 03/01/24 (Call 12/01/23)	11,611	11,759,520

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.00%, 03/05/42[a]	$5,689	$5,692,334
4.00%, 05/02/47 (Call 11/02/46)[a]	9,435	9,228,370
4.45%, 04/14/46 (Call 10/14/45)[a]	19,041	19,905,989
4.88%, 11/01/40[a]	11,860	13,225,416
5.50%, 01/15/40[a]	12,848	15,468,645

		1,119,128,050
BIOTECHNOLOGY — 2.43%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	1,746	1,667,529
2.25%, 08/19/23 (Call 06/19/23)[a]	11,299	10,558,805
2.60%, 08/19/26 (Call 05/19/26)[a]	21,852	19,685,813
2.65%, 05/11/22 (Call 04/11/22)	34,510	33,427,791
3.13%, 05/01/25 (Call 02/01/25)[a]	19,032	18,152,607
3.20%, 11/02/27 (Call 08/02/27)[a]	2,120	1,980,572
3.63%, 05/15/22 (Call 02/15/22)[a]	10,070	10,127,964
3.63%, 05/22/24 (Call 02/22/24)[a]	20,039	19,967,024
3.88%, 11/15/21 (Call 08/15/21)[a]	10,353	10,533,550
4.10%, 06/15/21 (Call 03/15/21)	22,841	23,353,490
4.40%, 05/01/45 (Call 11/01/44)[a]	23,383	22,572,672
4.56%, 06/15/48 (Call 12/15/47)[a]	18,376	18,170,689
4.66%, 06/15/51 (Call 12/15/50)[a]	43,308	43,287,771
5.15%, 11/15/41 (Call 05/15/41)[a]	15,443	16,722,992
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	21,263	20,811,291
5.25%, 06/23/45 (Call 12/23/44)[a]	12,095	12,732,439

Security	Principal (000s)	Value
Biogen Inc.
3.63%, 09/15/22[a]	$10,703	$10,706,169
4.05%, 09/15/25 (Call 06/15/25)	28,717	28,774,471
5.20%, 09/15/45 (Call 03/15/45)[a]	25,806	27,144,206
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)[a]	6,776	6,469,920
3.25%, 08/15/22[a]	11,397	11,206,136
3.25%, 02/20/23 (Call 01/20/23)[a]	8,383	8,193,106
3.45%, 11/15/27 (Call 08/15/27)[a]	15,929	14,862,474
3.55%, 08/15/22[a]	7,232	7,193,924
3.63%, 05/15/24 (Call 02/15/24)[a]	13,563	13,255,932
3.88%, 08/15/25 (Call 05/15/25)[a]	31,272	30,641,769
3.90%, 02/20/28 (Call 11/20/27)[a]	19,808	19,090,568
4.35%, 11/15/47 (Call 05/15/47)[a]	19,180	17,479,041
4.55%, 02/20/48 (Call 08/20/47)	20,315	19,153,240
4.63%, 05/15/44 (Call 11/15/43)[a]	16,443	15,747,154
5.00%, 08/15/45 (Call 02/15/45)	24,506	24,779,494
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)[a]	1,501	1,433,545
2.95%, 03/01/27 (Call 12/01/26)[a]	18,464	17,256,142
3.25%, 09/01/22 (Call 07/01/22)[a]	3,586	3,580,837
3.50%, 02/01/25 (Call 11/01/24)[a]	27,041	26,773,002
3.65%, 03/01/26 (Call 12/01/25)	35,755	35,349,277
3.70%, 04/01/24 (Call 01/01/24)[a]	23,660	23,835,581
4.00%, 09/01/36 (Call 03/01/36)[a]	9,487	9,151,734

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.15%, 03/01/47 (Call 09/01/46)[a]	$17,599	$16,751,804
4.40%, 12/01/21 (Call 09/01/21)[a]	8,486	8,792,129
4.50%, 04/01/21 (Call 01/01/21)[a]	7,032	7,277,160
4.50%, 02/01/45 (Call 08/01/44)	24,139	24,188,287
4.60%, 09/01/35 (Call 03/01/35)[a]	12,355	12,763,508
4.75%, 03/01/46 (Call 09/01/45)[a]	28,891	29,894,722
4.80%, 04/01/44 (Call 10/01/43)[a]	17,353	18,140,930
5.65%, 12/01/41 (Call 06/01/41)	15,506	17,984,791

		791,624,052
CHEMICALS — 1.07%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	19,085	18,582,563
3.50%, 10/01/24 (Call 07/01/24)	11,841	11,575,136
4.13%, 11/15/21 (Call 08/15/21)[a]	7,332	7,492,494
4.25%, 11/15/20 (Call 08/15/20)[a]	5,758	5,890,296
4.38%, 11/15/42 (Call 05/15/42)[a]	17,668	16,978,715
5.25%, 11/15/41 (Call 05/15/41)	9,386	10,114,603
7.38%, 11/01/29[a]	13,378	17,025,093
9.40%, 05/15/39	10,712	16,794,862
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	7,083	7,077,959
3.80%, 03/15/25 (Call 12/15/24)[a]	645	644,077
4.65%, 10/15/44 (Call 04/15/44)	11,914	12,074,872
EI du Pont de Nemours & Co.
2.80%, 02/15/23	11,627	11,234,222
3.63%, 01/15/21[a]	3,148	3,189,019

Security	Principal (000s)	Value
4.15%, 02/15/43[a]	$5,947	$5,639,415
LYB International Finance BV
4.00%, 07/15/23[a]	13,130	13,228,778
4.88%, 03/15/44 (Call 09/15/43)	13,647	13,985,341
5.25%, 07/15/43	11,111	11,880,132
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	13,593	12,886,436
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	8,879	8,470,625
5.75%, 04/15/24 (Call 01/15/24)	12,701	13,802,357
6.00%, 11/15/21 (Call 08/17/21)	12,531	13,459,171
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	11,774	11,415,926
4.40%, 07/15/44 (Call 01/15/44)[a]	9,749	9,210,614
4.70%, 07/15/64 (Call 01/15/64)	6,334	5,874,931
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	13,413	13,428,976
Nutrien Ltd.
3.63%, 03/15/24 (Call 12/15/23)	8,094	7,914,036
Rohm & Haas Co.
7.85%, 07/15/29[a]	10,122	13,248,692
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	19,862	19,242,095
3.45%, 06/01/27 (Call 03/01/27)[a]	22,429	21,191,509
4.50%, 06/01/47 (Call 12/01/46)[a]	15,621	15,307,715

		348,860,660
COMMERCIAL SERVICES — 0.19%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	12,171	12,053,039

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)[a]	$13,567	$12,515,665
3.95%, 12/01/47 (Call 06/01/47)	301	283,984
4.35%, 12/08/21[a]	5,538	5,730,112
5.50%, 12/08/41	703	828,141
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)[a]	13,760	14,249,848
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	5,997	6,032,256
4.80%, 04/01/26 (Call 01/01/26)	8,706	9,035,627

		60,728,672
COMPUTERS — 3.77%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)[a]	16,686	15,942,720
2.10%, 09/12/22 (Call 08/12/22)[a]	7,877	7,537,905
2.15%, 02/09/22[a]	12,088	11,685,512
2.30%, 05/11/22 (Call 04/11/22)[a]	16,065	15,560,834
2.40%, 01/13/23 (Call 12/13/22)[a]	8,486	8,176,415
2.40%, 05/03/23[a]	68,639	65,831,466
2.45%, 08/04/26 (Call 05/04/26)[a]	38,868	35,632,880
2.50%, 02/09/22 (Call 01/09/22)[a]	15,979	15,643,932
2.50%, 02/09/25[a]	23,072	21,648,054
2.70%, 05/13/22	12,008	11,812,900
2.75%, 01/13/25 (Call 11/13/24)	17,478	16,665,570
2.85%, 05/06/21[a]	36,410	36,292,691
2.85%, 02/23/23 (Call 12/23/22)[a]	13,421	13,179,995
2.85%, 05/11/24 (Call 03/11/24)[a]	26,988	26,123,561
2.90%, 09/12/27 (Call 06/12/27)[a]	27,452	25,798,934

Security	Principal (000s)	Value
3.00%, 02/09/24 (Call 12/09/23)[a]	$20,528	$20,094,516
3.00%, 06/20/27 (Call 03/20/27)[a]	7,542	7,156,406
3.00%, 11/13/27 (Call 08/13/27)[a]	17,995	17,017,954
3.20%, 05/13/25[a]	19,756	19,314,527
3.20%, 05/11/27 (Call 02/11/27)[a]	39,526	38,106,874
3.25%, 02/23/26 (Call 11/23/25)[a]	43,253	42,177,856
3.35%, 02/09/27 (Call 11/09/26)[a]	36,362	35,441,260
3.45%, 05/06/24[a]	27,357	27,356,122
3.45%, 02/09/45	25,997	23,184,005
3.75%, 09/12/47 (Call 03/12/47)	17,222	16,040,976
3.75%, 11/13/47 (Call 05/13/47)[a]	17,593	16,323,431
3.85%, 05/04/43[a]	38,828	37,128,689
3.85%, 08/04/46 (Call 02/04/46)[a]	19,342	18,306,572
4.25%, 02/09/47 (Call 08/09/46)	20,209	20,436,941
4.38%, 05/13/45[a]	25,674	26,422,746
4.45%, 05/06/44[a]	11,261	11,723,403
4.50%, 02/23/36 (Call 08/23/35)[a]	17,144	18,403,738
4.65%, 02/23/46 (Call 08/23/45)	40,801	43,483,013
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a,b]	43,955	44,799,723
5.45%, 06/15/23 (Call 04/15/23)[a,b]	47,995	50,447,175
6.02%, 06/15/26 (Call 03/15/26)[b]	51,394	54,532,842
8.10%, 07/15/36 (Call 01/15/36)[b]	18,550	21,931,721
8.35%, 07/15/46 (Call 01/15/46)[b]	25,986	31,855,032

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[a]	$11,434	$11,753,456
4.90%, 10/15/25 (Call 07/15/25)[a]	39,105	40,204,308
6.20%, 10/15/35 (Call 04/15/35)[a]	12,970	13,591,705
6.35%, 10/15/45 (Call 04/15/45)	17,158	17,644,462
HP Inc.
4.30%, 06/01/21	9,222	9,456,565
6.00%, 09/15/41[a]	16,758	17,484,531
International Business Machines Corp.
1.88%, 08/01/22	13,222	12,466,822
2.25%, 02/19/21[a]	10,611	10,386,210
2.50%, 01/27/22[a]	10,482	10,223,675
2.88%, 11/09/22[a]	11,055	10,843,001
3.30%, 01/27/27[a]	1,282	1,244,543
3.38%, 08/01/23[a]	12,616	12,575,239
3.45%, 02/19/26[a]	23,123	22,774,460
3.63%, 02/12/24[a]	21,040	21,167,326
4.00%, 06/20/42	19,769	19,415,275
4.70%, 02/19/46[a]	1,372	1,503,819
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[a]	9,253	9,170,751
4.75%, 06/01/23[a]	5,038	5,047,446
4.75%, 01/01/25[a]	12,270	11,901,900

		1,228,074,385
COSMETICS & PERSONAL CARE — 0.36%
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	3,760	3,605,571
2.15%, 08/11/22[a]	6,903	6,642,740
2.30%, 02/06/22[a]	8,169	7,955,650
2.45%, 11/03/26[a]	12,080	11,127,773
2.85%, 08/11/27[a]	11,588	10,930,683
3.10%, 08/15/23[a]	15,351	15,315,608
5.55%, 03/05/37	17,137	21,289,090
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)[a]	7,437	7,150,809

Security	Principal (000s)	Value
2.90%, 05/05/27 (Call 02/05/27)[a]	$12,896	$12,111,491
4.25%, 02/10/21	7,973	8,237,534
5.90%, 11/15/32[a]	11,529	14,115,713

		118,482,662
DIVERSIFIED FINANCIAL SERVICES — 2.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)[a]	545	516,905
3.65%, 07/21/27 (Call 04/21/27)[a]	14,295	13,253,884
3.95%, 02/01/22 (Call 01/01/22)[a]	17,945	17,949,660
4.50%, 05/15/21	14,480	14,810,935
5.00%, 10/01/21[a]	4,453	4,625,402
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	10,900	10,396,264
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	23,193	22,253,129
2.65%, 12/02/22[a]	19,270	18,528,976
3.00%, 10/30/24 (Call 09/29/24)[a]	21,333	20,320,079
3.40%, 02/27/23 (Call 01/27/23)	18,450	18,307,616
4.05%, 12/03/42[a]	12,731	12,376,220
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	4,808	4,675,388
2.70%, 03/03/22 (Call 01/31/22)[a]	24,587	24,046,578
3.30%, 05/03/27 (Call 04/03/27)[a]	24,200	23,242,636
Ameriprise Financial Inc.
4.00%, 10/15/23[a]	9,854	10,093,633
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)	15,855	15,116,920
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	300	298,687

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Capital One Bank USA N.A.
3.38%, 02/15/23	$13,757	$13,359,241
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	300	290,724
CME Group Inc.
3.00%, 09/15/22[a]	4,289	4,212,153
3.00%, 03/15/25 (Call 12/15/24)	11,672	11,267,056
5.30%, 09/15/43 (Call 03/15/43)[a]	8,246	9,802,070
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	15,381	14,885,738
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25[a]	29,512	28,161,746
4.42%, 11/15/35[a]	150,219	144,100,730
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)[a]	25,681	25,708,828
4.00%, 10/15/23[a]	7,030	7,168,014
International Lease Finance Corp.
5.88%, 08/15/22	7,235	7,745,071
Jefferies Group LLC
6.88%, 04/15/21	2,264	2,457,615
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	11,107	10,192,675
4.85%, 01/15/27	8,810	8,790,295
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)[a]	15,094	14,451,026
3.38%, 04/01/24[a]	12,314	12,332,956
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	329	303,726
3.75%, 08/15/21 (Call 06/15/21)	5,107	5,124,238
3.95%, 12/01/27 (Call 09/01/27)[a]	5,145	4,779,791
4.25%, 08/15/24 (Call 05/15/24)[a]	17,400	17,120,290

Security	Principal (000s)	Value
4.50%, 07/23/25 (Call 04/24/25)[a]	$27,037	$26,628,236
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)[a]	3,865	3,798,961
3.30%, 04/01/27 (Call 01/01/27)[a]	14,240	13,750,358
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)[a]	10,690	10,239,987
2.75%, 09/15/27 (Call 06/15/27)	9,153	8,543,050
2.80%, 12/14/22 (Call 10/14/22)[a]	21,964	21,564,578
3.15%, 12/14/25 (Call 09/14/25)[a]	48,411	47,207,851
3.65%, 09/15/47 (Call 03/15/47)[a]	7,830	7,374,770
4.15%, 12/14/35 (Call 06/14/35)	19,953	20,764,417
4.30%, 12/14/45 (Call 06/14/45)[a]	39,261	40,733,079

		773,672,182
ELECTRIC — 2.18%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)[a,b]	8,024	7,494,739
4.50%, 02/01/45 (Call 08/01/44)[a]	12,501	12,976,848
5.15%, 11/15/43 (Call 05/15/43)[a]	7,901	8,967,355
6.13%, 04/01/36	21,811	27,345,173
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)[a]	9,565	9,978,800
4.63%, 12/01/54 (Call 06/01/54)	10,677	11,326,652
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	18,417	18,195,989
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	597	582,863

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.30%, 02/15/40[a]	$2,181	$2,554,148
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,873	3,680,373
2.65%, 09/01/26 (Call 06/01/26)[a]	26,311	23,809,690
3.15%, 08/15/27 (Call 05/15/27)[a]	10,717	9,988,273
3.75%, 04/15/24 (Call 01/15/24)[a]	11,262	11,218,579
3.75%, 09/01/46 (Call 03/01/46)[a]	29,328	26,256,499
Duke Energy Florida LLC
6.40%, 06/15/38	8,378	11,051,200
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	12,827	12,499,110
3.55%, 06/15/26 (Call 03/15/26)[a]	10,301	9,782,507
4.75%, 06/15/46 (Call 12/15/45)[a]	15,124	15,001,662
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	2,079	1,908,332
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)[a]	16,037	15,292,771
3.50%, 06/01/22 (Call 05/01/22)[a]	16,742	16,492,295
3.95%, 06/15/25 (Call 03/15/25)[a]	12,747	12,664,420
4.45%, 04/15/46 (Call 10/15/45)	5,813	5,803,366
5.10%, 06/15/45 (Call 12/15/44)	1,784	1,949,523
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	13,507	13,667,242
6.25%, 10/01/39	10,162	10,926,948
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)[a]	18,938	18,512,346

Security	Principal (000s)	Value
4.25%, 03/15/23 (Call 12/15/22)	$11,958	$12,137,308
Series C
4.85%, 07/15/47 (Call 01/15/47)	13,407	13,984,832
7.38%, 11/15/31[a]	19,163	25,053,413
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[a]	17,620	16,164,773
Georgia Power Co.
4.30%, 03/15/42[a]	12,045	12,059,884
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)[a]	23,157	22,231,739
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22[a]	9,945	11,333,051
Pacific Gas & Electric Co.
3.30%, 12/01/27 (Call 09/01/27)[a,b]	16,384	15,257,697
3.95%, 12/01/47 (Call 06/01/47)[a,b]	10,215	9,244,739
5.40%, 01/15/40[a]	10,604	11,602,300
5.80%, 03/01/37[a]	12,160	13,832,773
6.05%, 03/01/34[a]	35,068	41,064,912
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)[a]	1,385	1,343,417
3.25%, 06/15/27 (Call 03/15/27)[a]	15,593	14,643,801
3.40%, 02/01/28 (Call 10/01/27)[a]	16,627	15,711,225
3.80%, 02/01/38 (Call 08/01/37)	5,880	5,444,405
4.00%, 02/01/48 (Call 08/01/47)[a]	12,562	11,541,484
6.00%, 10/15/39	10,615	12,747,301
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	7,540	7,374,526
4.65%, 10/01/43 (Call 04/01/43)[a]	11,273	12,115,545

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)[a]	$18,701	$18,145,060
2.95%, 07/01/23 (Call 05/01/23)	22,183	21,362,520
3.25%, 07/01/26 (Call 04/01/26)[a]	25,931	24,322,591
4.40%, 07/01/46 (Call 01/01/46)[a]	27,316	26,893,585
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)[a]	8,435	8,092,649
3.50%, 03/15/27 (Call 12/15/26)	4,855	4,742,104

		708,375,337
ELECTRONICS — 0.19%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	4,071	3,944,288
3.15%, 06/15/26 (Call 03/15/26)[a]	15,126	14,257,128
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	22,172	21,307,700
2.50%, 11/01/26 (Call 08/01/26)[a]	14,670	13,417,555
4.25%, 03/01/21[a]	8,957	9,248,183
Koninklijke Philips NV
6.88%, 03/11/38[a]	392	516,061

		62,690,915
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	10,117	10,132,807
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)[a]	11,058	10,412,625
4.10%, 03/01/45 (Call 09/01/44)[a]	7,024	6,987,893

		27,533,325

Security	Principal (000s)	Value
FOOD — 1.37%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	$23,085	$22,909,665
3.95%, 03/15/25 (Call 01/15/25)	6,995	6,885,762
4.15%, 03/15/28 (Call 12/15/27)[a]	12,855	12,505,758
4.80%, 03/15/48 (Call 09/15/47)[a]	5,000	4,817,668
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	15,784	15,632,283
3.20%, 02/10/27 (Call 11/10/26)[a]	6,380	5,872,463
3.70%, 10/17/23 (Call 09/17/23)	10,710	10,673,045
4.00%, 04/17/25 (Call 02/17/25)	10,000	9,911,250
4.20%, 04/17/28 (Call 01/17/28)	10,620	10,461,762
JM Smucker Co. (The)
3.50%, 10/15/21[a]	6,733	6,732,989
3.50%, 03/15/25[a]	15,973	15,456,258
Kellogg Co.
3.25%, 04/01/26[a]	9,901	9,318,608
Series B
7.45%, 04/01/31[a]	1,688	2,162,354
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	26,159	23,744,001
3.50%, 06/06/22[a]	17,242	17,137,260
3.50%, 07/15/22 (Call 05/15/22)	11,108	11,049,244
3.95%, 07/15/25 (Call 04/15/25)[a]	27,681	27,203,816
4.38%, 06/01/46 (Call 12/01/45)[a]	38,456	34,323,384
5.00%, 07/15/35 (Call 01/15/35)[a]	17,402	17,568,529
5.00%, 06/04/42	19,892	19,402,510
5.20%, 07/15/45 (Call 01/15/45)[a]	19,333	19,261,079

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.50%, 02/09/40	$8,587	$9,944,122
6.88%, 01/26/39[a]	8,058	9,675,719
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	11,403	10,094,516
4.45%, 02/01/47 (Call 08/01/46)[a]	13,588	12,473,815
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	6,602	6,357,527
3.40%, 08/15/27 (Call 05/15/27)[a]	6,448	6,095,216
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	6,600	6,217,834
3.30%, 07/15/26 (Call 04/15/26)	16,855	16,069,213
3.75%, 10/01/25 (Call 07/01/25)[a]	7,618	7,544,111
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)[a]	19,695	18,712,820
3.95%, 08/15/24 (Call 05/15/24)[a]	16,324	16,273,894
4.50%, 06/15/22 (Call 03/15/22)[a]	12,471	12,903,575
4.55%, 06/02/47 (Call 12/02/46)[a]	9,674	9,328,245

		444,720,295
FOREST PRODUCTS & PAPER — 0.20%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)[a]	11,447	10,356,388
3.65%, 06/15/24 (Call 03/15/24)[a]	13,946	13,709,746
4.35%, 08/15/48 (Call 02/15/48)[a]	9,103	8,272,158
4.40%, 08/15/47 (Call 02/15/47)[a]	9,645	8,850,617
4.75%, 02/15/22 (Call 11/15/21)	7,831	8,142,768

Security	Principal (000s)	Value
4.80%, 06/15/44 (Call 12/15/43)[a]	$13,700	$13,350,687
7.30%, 11/15/39[a]	1,042	1,325,463

		64,007,827
GAS — 0.11%
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)[a]	8,318	7,958,010
3.95%, 03/30/48 (Call 09/30/47)	3,602	3,324,831
4.38%, 05/15/47 (Call 11/15/46)[a]	16,576	16,362,352
4.80%, 02/15/44 (Call 08/15/43)[a]	8,263	8,592,631

		36,237,824
HEALTH CARE — PRODUCTS — 2.11%
Abbott Laboratories
2.55%, 03/15/22[a]	2,631	2,553,253
2.90%, 11/30/21 (Call 10/30/21)[a]	34,302	33,823,000
2.95%, 03/15/25 (Call 12/15/24)[a]	9,243	8,757,309
3.25%, 04/15/23 (Call 01/15/23)[a]	7,036	6,918,711
3.40%, 11/30/23 (Call 09/30/23)[a]	19,121	18,870,603
3.75%, 11/30/26 (Call 08/30/26)	46,835	46,135,088
4.75%, 11/30/36 (Call 05/30/36)[a]	17,607	18,650,859
4.90%, 11/30/46 (Call 05/30/46)[a]	38,495	41,660,232
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)[a]	18,818	18,205,843
3.13%, 11/08/21[a]	14,258	14,014,679
3.36%, 06/06/24 (Call 04/06/24)[a]	17,246	16,576,464
3.70%, 06/06/27 (Call 03/06/27)	31,601	29,923,913
3.73%, 12/15/24 (Call 09/15/24)[a]	25,123	24,475,143

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.67%, 06/06/47 (Call 12/06/46)[a]	$18,804	$18,266,243
4.69%, 12/15/44 (Call 06/15/44)	15,143	14,757,950
Boston Scientific Corp.
3.85%, 05/15/25	13,851	13,766,351
4.00%, 03/01/28 (Call 12/01/27)	8,467	8,335,083
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	12,596	12,234,598
Medtronic Inc.
3.15%, 03/15/22[a]	21,311	21,266,128
3.50%, 03/15/25[a]	52,911	52,385,409
3.63%, 03/15/24 (Call 12/15/23)[a]	9,901	9,922,480
4.38%, 03/15/35[a]	30,633	31,664,334
4.63%, 03/15/45[a]	53,048	56,074,813
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	6,610	6,502,061
3.38%, 11/01/25 (Call 08/01/25)[a]	12,561	12,288,804
3.50%, 03/15/26 (Call 12/15/25)[a]	10,290	10,095,459
4.63%, 03/15/46 (Call 09/15/45)[a]	12,375	12,871,083
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)[a]	15,892	14,715,921
3.00%, 04/15/23 (Call 02/15/23)[a]	15,983	15,460,396
3.15%, 01/15/23 (Call 10/15/22)[a]	5,837	5,696,852
3.20%, 08/15/27 (Call 05/15/27)	7,526	7,043,197
3.30%, 02/15/22	6,857	6,802,338
3.60%, 08/15/21 (Call 05/15/21)[a]	8,456	8,509,923
4.10%, 08/15/47 (Call 02/15/47)[a]	8,171	7,759,912
4.15%, 02/01/24 (Call 11/01/23)	7,460	7,580,812

Security	Principal (000s)	Value
4.50%, 03/01/21[a]	$10,765	$11,119,870
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)[a]	11,749	11,531,077
3.55%, 04/01/25 (Call 01/01/25)[a]	29,420	28,306,585

		685,522,776
HEALTH CARE — SERVICES — 1.60%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	12,001	11,555,470
2.80%, 06/15/23 (Call 04/15/23)[a]	15,906	15,171,749
3.50%, 11/15/24 (Call 08/15/24)	10,976	10,654,505
3.88%, 08/15/47 (Call 02/15/47)[a]	8,964	7,939,801
6.63%, 06/15/36	9,030	11,459,667
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	11,387	11,021,197
3.13%, 05/15/22[a]	12,604	12,324,353
3.30%, 01/15/23[a]	12,397	12,156,886
3.35%, 12/01/24 (Call 10/01/24)[a]	5,210	5,002,158
3.50%, 08/15/24 (Call 05/15/24)[a]	15,300	14,855,411
3.65%, 12/01/27 (Call 09/01/27)[a]	16,399	15,596,902
4.10%, 03/01/28 (Call 12/01/27)	18,470	18,150,899
4.38%, 12/01/47 (Call 06/01/47)	16,424	15,371,158
4.55%, 03/01/48 (Call 09/01/47)[a]	11,060	10,644,525
4.63%, 05/15/42	10,370	10,031,800
4.65%, 01/15/43	18,660	18,263,287
4.65%, 08/15/44 (Call 02/15/44)[a]	9,676	9,493,507
5.85%, 01/15/36	553	640,308
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,270,925

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.25%, 04/15/25 (Call 01/15/25)[a]	$4,520	$4,264,586
3.88%, 10/15/47 (Call 04/15/47)[a]	17,612	15,389,286
4.00%, 02/15/22 (Call 11/15/21)[a]	3,946	3,997,882
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	10,814	11,327,776
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	2,424	2,445,315
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	18,006	17,503,134
4.70%, 02/01/45 (Call 08/01/44)	19,710	19,151,917
UnitedHealth Group Inc.
2.38%, 10/15/22[a]	12,863	12,350,384
2.88%, 12/15/21[a]	9,441	9,320,378
2.88%, 03/15/22 (Call 12/15/21)[a]	12,171	11,991,716
2.88%, 03/15/23[a]	12,534	12,234,118
2.95%, 10/15/27[a]	12,283	11,469,681
3.10%, 03/15/26[a]	14,108	13,468,404
3.35%, 07/15/22[a]	11,529	11,534,922
3.38%, 04/15/27[a]	1,620	1,566,533
3.45%, 01/15/27	13,409	13,058,108
3.75%, 07/15/25	37,153	37,155,567
3.75%, 10/15/47 (Call 04/15/47)[a]	8,496	7,839,306
4.20%, 01/15/47 (Call 07/15/46)	13,123	12,986,930
4.25%, 03/15/43 (Call 09/15/42)[a]	10,704	10,636,391
4.25%, 04/15/47 (Call 10/15/46)[a]	2,410	2,411,160
4.63%, 07/15/35[a]	15,854	16,895,953
4.75%, 07/15/45	24,315	26,139,474
5.80%, 03/15/36	6,118	7,375,602
6.88%, 02/15/38	12,981	17,410,043

		521,529,074

Security	Principal (000s)	Value
HOUSEWARES — 0.25%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	$13,327	$13,175,088
3.85%, 04/01/23 (Call 02/01/23)[a]	20,366	20,185,012
4.20%, 04/01/26 (Call 01/01/26)[a]	23,434	22,973,454
5.50%, 04/01/46 (Call 10/01/45)[a]	23,202	24,002,768

		80,336,322
INSURANCE — 1.82%
Aflac Inc.
3.63%, 11/15/24[a]	11,502	11,427,727
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	15,432	15,380,945
3.75%, 07/10/25 (Call 04/10/25)	16,861	16,448,249
3.88%, 01/15/35 (Call 07/15/34)	12,113	11,085,981
3.90%, 04/01/26 (Call 01/01/26)[a]	18,672	18,273,549
4.13%, 02/15/24[a]	14,388	14,477,820
4.20%, 04/01/28 (Call 01/01/28)[a]	6,465	6,403,332
4.38%, 01/15/55 (Call 07/15/54)[a]	5,562	4,995,926
4.50%, 07/16/44 (Call 01/16/44)[a]	24,020	23,089,970
4.75%, 04/01/48 (Call 10/01/47)	9,440	9,421,004
4.80%, 07/10/45 (Call 01/10/45)[a]	8,064	8,098,728
4.88%, 06/01/22[a]	20,815	21,779,634
6.25%, 05/01/36	6,819	8,009,488
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	8,921	8,831,894
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	3,735	3,498,037

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)[b]	$10,000	$9,948,183
4.35%, 04/20/28 (Call 01/20/28)[b]	10,000	9,766,375
5.00%, 04/20/48 (Call 10/20/47)[b]	15,000	14,369,476
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	4,886	4,859,588
4.25%, 01/15/21[a]	2,520	2,607,298
5.75%, 01/15/40[a]	12,431	15,160,922
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	5,029	4,934,754
2.75%, 03/15/23 (Call 01/15/23)[a]	30,825	30,026,854
3.13%, 03/15/26 (Call 12/15/25)[a]	30,448	29,292,380
4.50%, 02/11/43[a]	5,125	5,405,010
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	10,000	9,054,399
4.70%, 06/22/47 (Call 12/22/46)[b]	150	130,492
4.70%, 06/22/47 (Call 12/22/46)	11,940	10,394,007
Chubb Corp. (The)
6.00%, 05/11/37	11,833	14,658,994
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	8,744	8,585,359
3.15%, 03/15/25[a]	12,589	12,197,007
3.35%, 05/03/26 (Call 02/03/26)	10,413	10,131,812
4.35%, 11/03/45 (Call 05/03/45)[a]	17,009	17,582,508
Manulife Financial Corp.
4.15%, 03/04/26	11,720	11,766,818
5.38%, 03/04/46[a]	9,263	10,588,018
MetLife Inc.
3.60%, 04/10/24[a]	17,359	17,352,721
4.05%, 03/01/45	14,494	13,641,267

Security	Principal (000s)	Value
4.13%, 08/13/42	$9,836	$9,400,741
4.60%, 05/13/46 (Call 11/13/45)[a]	5,390	5,514,450
4.88%, 11/13/43[a]	11,433	12,126,814
5.70%, 06/15/35[a]	15,966	18,779,473
5.88%, 02/06/41[a]	7,110	8,472,308
6.38%, 06/15/34	8,128	10,040,452
Series D
4.37%, 09/15/23[a]	13,898	14,372,089
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	3,995	3,924,213
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[b]	14,916	13,726,058
3.94%, 12/07/49 (Call 06/07/49)[b]	14,368	13,218,570
4.60%, 05/15/44[a]	11,556	11,932,329
5.70%, 12/14/36	4,327	5,099,766
Travelers Companies Inc. (The)
5.35%, 11/01/40[a]	8,015	9,388,019
6.25%, 06/15/37	10,163	13,000,773

		592,672,581
INTERNET — 1.23%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	30,322	27,115,406
3.38%, 02/25/24[a]	15,097	15,169,887
3.63%, 05/19/21[a]	4,567	4,675,355
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[a,b]	18,811	18,038,079
2.50%, 11/29/22 (Call 08/29/22)[a]	7,331	7,109,490
2.80%, 08/22/24 (Call 06/22/24)[a,b]	28,243	27,149,259
3.15%, 08/22/27 (Call 05/22/27)[a,b]	49,675	47,689,739
3.30%, 12/05/21 (Call 10/05/21)[a]	7,676	7,729,185
3.80%, 12/05/24 (Call 09/05/24)[a]	18,373	18,714,216
3.88%, 08/22/37 (Call 02/22/37)[a,b]	36,842	36,427,925

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.05%, 08/22/47 (Call 02/22/47)[b]	$39,751	$39,059,460
4.25%, 08/22/57 (Call 02/22/57)[a,b]	27,503	27,152,823
4.80%, 12/05/34 (Call 06/05/34)[a]	11,206	12,311,259
4.95%, 12/05/44 (Call 06/05/44)[a]	16,979	19,135,729
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	8,133	7,886,255
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	8,932	8,594,777
2.75%, 01/30/23 (Call 12/30/22)[a]	7,926	7,615,409
2.88%, 08/01/21 (Call 06/01/21)[a]	6,729	6,625,801
3.45%, 08/01/24 (Call 05/01/24)[a]	9,746	9,519,554
3.60%, 06/05/27 (Call 03/05/27)	12,111	11,448,641
3.80%, 03/09/22 (Call 02/09/22)	10,808	10,921,207
4.00%, 07/15/42 (Call 01/15/42)[a]	10,078	8,857,589
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)[a]	25,041	22,769,175

		401,716,220
MACHINERY — 0.36%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	17,975	17,643,891
4.38%, 05/08/42[a]	4,344	4,467,052
Caterpillar Financial Services Corp.
1.70%, 08/09/21[a]	11,960	11,416,534
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	9,696	9,625,355
3.80%, 08/15/42[a]	18,859	18,229,168
3.90%, 05/27/21[a]	1,443	1,474,890
5.20%, 05/27/41[a]	14,104	16,474,530

Security	Principal (000s)	Value
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$12,226	$11,896,424
3.90%, 06/09/42 (Call 12/09/41)[a]	13,379	13,216,995
John Deere Capital Corp.
2.80%, 03/06/23	11,744	11,437,815

		115,882,654
MANUFACTURING — 1.01%
3M Co.
5.70%, 03/15/37	3,381	4,155,200
Eaton Corp.
2.75%, 11/02/22	22,015	21,323,962
4.15%, 11/02/42[a]	13,352	12,906,709
General Electric Co.
2.70%, 10/09/22[a]	32,467	31,309,191
3.10%, 01/09/23[a]	13,651	13,348,353
3.15%, 09/07/22[a]	13,709	13,457,433
3.38%, 03/11/24[a]	3,020	2,942,319
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,290,328
4.13%, 10/09/42	19,157	17,419,399
4.50%, 03/11/44[a]	26,954	26,093,472
4.63%, 01/07/21[a]	1,357	1,402,186
4.65%, 10/17/21[a]	16,464	17,163,702
5.30%, 02/11/21[a]	4,027	4,225,049
5.88%, 01/14/38[a]	35,219	39,940,713
6.15%, 08/07/37	19,254	22,436,030
6.88%, 01/10/39	25,859	32,648,818
Series A
6.75%, 03/15/32	31,532	38,625,666
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)[a]	14,151	13,049,498
3.90%, 09/01/42 (Call 03/01/42)[a]	15,130	15,023,093

		328,761,121
MEDIA — 4.22%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	14,460	14,190,382
4.50%, 02/15/21	13,470	13,947,938
6.15%, 03/01/37	15,972	19,696,476
6.15%, 02/15/41	13,295	16,548,477

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.20%, 12/15/34	$9,052	$11,065,312
6.40%, 12/15/35	11,513	14,322,858
6.65%, 11/15/37	8,536	10,978,097
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	195	187,535
4.00%, 01/15/26 (Call 10/15/25)[a]	25,652	25,157,727
7.88%, 07/30/30	4,947	6,246,385
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)[a]	15,586	14,215,991
4.20%, 03/15/28 (Call 12/15/27)	12,038	11,398,299
4.46%, 07/23/22 (Call 05/23/22)[a]	34,759	35,443,429
4.91%, 07/23/25 (Call 04/23/25)[a]	57,348	58,330,423
5.38%, 04/01/38 (Call 10/01/37)	15,000	14,756,920
5.38%, 05/01/47 (Call 11/01/46)[a]	26,939	25,458,255
5.75%, 04/01/48 (Call 10/01/47)	22,565	22,378,909
6.38%, 10/23/35 (Call 04/23/35)[a]	21,072	23,001,831
6.48%, 10/23/45 (Call 04/23/45)[a]	39,909	42,956,343
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22[a]	13,723	17,147,689
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	17,757	15,708,899
2.75%, 03/01/23 (Call 02/01/23)[a]	10,661	10,305,985
2.85%, 01/15/23[a]	7,409	7,207,639
3.00%, 02/01/24 (Call 01/01/24)	25,630	24,771,118

Security	Principal (000s)	Value
3.13%, 07/15/22[a]	$14,350	$14,213,359
3.15%, 03/01/26 (Call 12/01/25)[a]	20,806	19,787,663
3.15%, 02/15/28 (Call 11/15/27)[a]	31,528	29,412,689
3.20%, 07/15/36 (Call 01/15/36)	12,109	10,445,906
3.30%, 02/01/27 (Call 11/01/26)[a]	13,117	12,491,517
3.38%, 02/15/25 (Call 11/15/24)[a]	14,906	14,505,687
3.38%, 08/15/25 (Call 05/15/25)[a]	20,499	19,906,581
3.40%, 07/15/46 (Call 01/15/46)[a]	20,599	17,122,344
3.55%, 05/01/28 (Call 02/01/28)[a]	17,550	16,931,205
3.60%, 03/01/24[a]	8,783	8,753,034
3.90%, 03/01/38 (Call 09/01/37)[a]	29,610	27,866,371
3.97%, 11/01/47 (Call 05/01/47)[a]	30,812	28,080,689
4.00%, 08/15/47 (Call 02/15/47)[a]	4,724	4,338,715
4.00%, 03/01/48 (Call 09/01/47)[a]	17,772	16,270,868
4.00%, 11/01/49 (Call 05/01/49)[a]	28,868	26,321,196
4.05%, 11/01/52 (Call 05/01/52)	32,273	29,299,843
4.20%, 08/15/34 (Call 02/15/34)[a]	12,081	11,895,619
4.25%, 01/15/33[a]	13,177	13,292,865
4.40%, 08/15/35 (Call 02/15/35)[a]	4,616	4,644,283
4.60%, 08/15/45 (Call 02/15/45)	22,056	22,109,468
4.65%, 07/15/42[a]	18,851	19,140,057
4.75%, 03/01/44	13,371	13,727,280
5.65%, 06/15/35[a]	858	985,041
6.40%, 05/15/38	386	478,463
6.45%, 03/15/37	9,422	11,731,459
6.50%, 11/15/35	3,011	3,757,941

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.95%, 08/15/37[a]	$12,166	$15,970,369
7.05%, 03/15/33	7,977	10,321,980
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)[a]	16,987	16,275,061
3.95%, 03/20/28 (Call 12/20/27)[a]	18,659	17,690,178
4.88%, 04/01/43[a]	7,053	6,627,709
5.00%, 09/20/37 (Call 03/20/37)[a]	21,667	21,227,840
5.20%, 09/20/47 (Call 03/20/47)[a]	23,118	22,591,192
6.35%, 06/01/40	1,462	1,627,430
NBCUniversal Media LLC
2.88%, 01/15/23[a]	9,313	9,070,072
4.38%, 04/01/21[a]	22,364	23,141,818
4.45%, 01/15/43[a]	14,501	14,254,995
5.95%, 04/01/41[a]	1,481	1,760,900
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	10,562	10,607,692
4.50%, 09/15/42 (Call 03/15/42)	23,639	20,138,322
5.50%, 09/01/41 (Call 03/01/41)	6,253	6,113,552
5.88%, 11/15/40 (Call 05/15/40)[a]	8,649	8,838,938
6.55%, 05/01/37[a]	17,030	18,708,363
6.75%, 06/15/39[a]	17,972	20,086,974
7.30%, 07/01/38	18,945	22,367,717
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,712	16,138,965
8.38%, 07/15/33	10,656	13,608,545
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	9,338	8,526,837
3.55%, 06/01/24 (Call 03/01/24)[a]	18,214	17,804,338
3.60%, 07/15/25 (Call 04/15/25)	21,829	21,101,926
3.80%, 02/15/27 (Call 11/15/26)[a]	27,504	26,601,044

Security	Principal (000s)	Value
4.85%, 07/15/45 (Call 01/15/45)[a]	$4,692	$4,600,360
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	16,935	17,030,561
4.38%, 03/15/43[a]	7,723	6,876,005
5.85%, 09/01/43 (Call 03/01/43)[a]	17,360	18,451,133
6.88%, 04/30/36	17,780	20,670,141
Walt Disney Co. (The)
1.85%, 07/30/26[a]	15,085	13,265,115
2.30%, 02/12/21[a]	9,197	9,026,874
2.35%, 12/01/22[a]	13,369	12,869,290
2.75%, 08/16/21[a]	6,830	6,764,131
2.95%, 06/15/27[a]	9,812	9,330,529
3.00%, 02/13/26[a]	10,654	10,270,785
3.15%, 09/17/25[a]	9,525	9,320,923
4.13%, 06/01/44[a]	9,785	9,856,229

		1,372,467,893
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	12,712	12,296,719
3.25%, 06/15/25 (Call 03/15/25)	14,533	14,207,993

		26,504,712
MINING — 0.64%
Barrick Gold Corp.
5.25%, 04/01/42[a]	7,118	7,666,120
Barrick North America Finance LLC
5.70%, 05/30/41[a]	16,703	18,825,101
5.75%, 05/01/43[a]	9,400	10,763,498
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	17,263	19,874,842
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	1,956	1,930,112
4.13%, 02/24/42[a]	13,590	13,696,528
5.00%, 09/30/43[a]	34,969	39,413,273
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	4,531	4,503,783

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.88%, 03/15/42 (Call 09/15/41)[a]	$13,294	$13,694,224
6.25%, 10/01/39	8,533	10,190,259
Rio Tinto Alcan Inc.
6.13%, 12/15/33	4,248	5,184,094
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	16,526	16,641,029
5.20%, 11/02/40[a]	16,639	19,112,818
7.13%, 07/15/28	5,348	6,751,638
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	21,150	21,189,967

		209,437,286
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)[a]	7,177	6,954,970
4.50%, 05/15/21[a]	3,754	3,828,911

		10,783,881
OIL & GAS — 6.17%
Anadarko Finance Co.
7.50%, 05/01/31	9,674	12,144,715
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	8,315	8,604,542
5.55%, 03/15/26 (Call 12/15/25)	15,977	17,218,693
6.20%, 03/15/40[a]	9,417	10,958,345
6.45%, 09/15/36	18,882	22,362,028
6.60%, 03/15/46 (Call 09/15/45)[a]	17,470	21,524,738
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	13,734	13,524,120
4.25%, 01/15/44 (Call 07/15/43)	14,982	13,609,670
4.75%, 04/15/43 (Call 10/15/42)	19,755	19,497,039
5.10%, 09/01/40 (Call 03/01/40)	20,182	20,467,234
6.00%, 01/15/37	8,543	9,604,137

Security	Principal (000s)	Value
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)[a]	$10,070	$9,732,076
2.50%, 11/06/22	11,213	10,799,938
2.75%, 05/10/23[a]	22,986	22,234,179
3.02%, 01/16/27 (Call 10/16/26)[a]	11,575	10,921,569
3.06%, 03/17/22	14,649	14,526,832
3.12%, 05/04/26 (Call 02/04/26)	23,670	22,636,608
3.22%, 11/28/23 (Call 09/28/23)	5,876	5,782,111
3.22%, 04/14/24 (Call 02/14/24)	10,591	10,396,659
3.25%, 05/06/22[a]	20,316	20,250,068
3.28%, 09/19/27 (Call 06/19/27)[a]	16,103	15,455,078
3.51%, 03/17/25[a]	16,972	16,808,086
3.54%, 11/04/24[a]	10,472	10,406,546
3.56%, 11/01/21[a]	13,356	13,548,620
3.59%, 04/14/27 (Call 01/14/27)[a]	13,070	12,885,109
3.72%, 11/28/28 (Call 08/28/28)[a]	11,739	11,662,149
3.81%, 02/10/24[a]	16,460	16,655,441
3.99%, 09/26/23[a]	13,954	14,293,918
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	12,144	11,731,172
3.85%, 06/01/27 (Call 03/01/27)[a]	23,934	23,124,320
4.95%, 06/01/47 (Call 12/01/46)[a]	9,356	9,646,657
6.25%, 03/15/38[a]	13,793	16,380,447
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a]	20,923	20,074,001
4.45%, 09/15/42 (Call 03/15/42)	50	43,730
5.25%, 06/15/37 (Call 12/15/36)	1,860	1,834,619

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.40%, 06/15/47 (Call 12/15/46)[a]	$24,088	$23,890,370
6.75%, 11/15/39	8,460	9,639,840
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	6,290	6,128,233
2.36%, 12/05/22 (Call 09/05/22)[a]	19,801	19,120,016
2.57%, 05/16/23 (Call 03/16/23)	15,751	15,224,102
2.90%, 03/03/24 (Call 01/03/24)[a]	14,094	13,719,290
2.95%, 05/16/26 (Call 02/16/26)[a]	30,912	29,570,942
3.19%, 06/24/23 (Call 03/24/23)[a]	27,761	27,561,818
3.33%, 11/17/25 (Call 08/17/25)	2,619	2,583,482
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)[a]	14,071	13,500,252
4.88%, 10/01/47 (Call 04/01/47)[a]	20,108	20,526,836
ConocoPhillips
6.50%, 02/01/39[a]	33,733	43,737,452
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	14,085	13,464,250
3.35%, 11/15/24 (Call 08/15/24)	16,106	15,801,772
4.30%, 11/15/44 (Call 05/15/44)	7,455	7,624,255
4.95%, 03/15/26 (Call 12/15/25)[a]	28,267	30,437,436
ConocoPhillips Holding Co.
6.95%, 04/15/29	18,729	23,393,909
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	6,167	6,070,750
4.75%, 05/15/42 (Call 11/15/41)	14,395	14,436,135
5.00%, 06/15/45 (Call 12/15/44)	13,844	14,349,288

Security	Principal (000s)	Value
5.60%, 07/15/41 (Call 01/15/41)	$17,761	$19,652,390
5.85%, 12/15/25 (Call 09/15/25)[a]	947	1,056,502
Encana Corp.
6.50%, 08/15/34	8,923	10,548,619
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	15,390	14,727,794
4.10%, 02/01/21[a]	4,791	4,890,469
4.15%, 01/15/26 (Call 10/15/25)[a]	5,347	5,449,078
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	12,578	12,147,102
3.90%, 10/01/27 (Call 07/01/27)[a]	17,030	16,194,285
4.88%, 11/15/21	5,710	5,919,648
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)[a]	11,887	11,683,373
2.40%, 03/06/22 (Call 01/06/22)[a]	17,906	17,485,793
2.71%, 03/06/25 (Call 12/06/24)	30,985	29,642,829
2.73%, 03/01/23 (Call 01/01/23)[a]	11,771	11,538,577
3.04%, 03/01/26 (Call 12/01/25)[a]	32,253	31,263,601
3.18%, 03/15/24 (Call 12/15/23)[a]	3,433	3,424,916
3.57%, 03/06/45 (Call 09/06/44)[a]	10,784	10,094,373
4.11%, 03/01/46 (Call 09/01/45)[a]	29,617	30,309,286
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	15,184	14,728,047
5.60%, 02/15/41	14,371	14,560,280
6.00%, 01/15/40	10,516	11,044,147
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	5,363	5,380,909

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	$11,360	$10,872,107
3.85%, 06/01/25 (Call 03/01/25)	10,728	10,485,184
4.40%, 07/15/27 (Call 04/15/27)[a]	14,145	14,213,845
6.60%, 10/01/37	13,280	15,921,004
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,391	6,275,037
4.75%, 09/15/44 (Call 03/15/44)	13,910	13,720,949
5.13%, 03/01/21	9,255	9,691,646
6.50%, 03/01/41 (Call 09/01/40)[a]	13,228	15,823,402
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)[a]	13,518	13,732,443
5.05%, 11/15/44 (Call 05/15/44)	9,551	9,820,142
5.25%, 11/15/43 (Call 05/15/43)	12,314	12,991,824
6.00%, 03/01/41 (Call 09/01/40)	16,213	18,438,481
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,905	9,600,285
3.00%, 02/15/27 (Call 11/15/26)[a]	10,789	10,207,716
3.13%, 02/15/22 (Call 11/15/21)	7,244	7,214,609
3.40%, 04/15/26 (Call 01/15/26)	11,272	11,023,579
3.50%, 06/15/25 (Call 03/15/25)[a]	11,456	11,352,777
4.10%, 02/15/47 (Call 08/15/46)[a]	9,256	9,114,796
4.20%, 03/15/48 (Call 09/15/47)	700	693,643
4.40%, 04/15/46 (Call 10/15/45)[a]	15,509	15,871,120

Security	Principal (000s)	Value
4.63%, 06/15/45 (Call 12/15/44)	$10,830	$11,406,519
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	7,885	8,084,584
Petro-Canada
6.80%, 05/15/38	12,260	15,988,100
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)[a]	10,055	9,864,170
4.30%, 04/01/22[a]	23,807	24,642,233
4.65%, 11/15/34 (Call 05/15/34)	15,760	16,289,944
4.88%, 11/15/44 (Call 05/15/44)	19,012	19,835,531
5.88%, 05/01/42	16,409	19,315,941
Shell International Finance BV
1.75%, 09/12/21[a]	8,540	8,178,374
1.88%, 05/10/21	17,183	16,619,676
2.25%, 01/06/23[a]	10,931	10,453,183
2.38%, 08/21/22[a]	11,441	11,050,091
2.50%, 09/12/26	16,372	15,142,422
2.88%, 05/10/26[a]	21,784	20,689,755
3.25%, 05/11/25	38,146	37,476,046
3.40%, 08/12/23	4,388	4,402,369
3.75%, 09/12/46[a]	14,475	13,644,147
4.00%, 05/10/46	30,486	29,832,066
4.13%, 05/11/35[a]	16,176	16,475,601
4.38%, 05/11/45[a]	33,671	34,854,532
4.55%, 08/12/43[a]	12,447	13,198,069
5.50%, 03/25/40	8,159	9,720,743
6.38%, 12/15/38[a]	29,044	38,222,482
Statoil ASA
2.45%, 01/17/23	9,466	9,087,569
2.65%, 01/15/24	16,022	15,343,915
2.75%, 11/10/21	379	373,422
3.15%, 01/23/22[a]	4,259	4,245,796
3.70%, 03/01/24[a]	14,960	15,148,643
3.95%, 05/15/43	5,758	5,650,415
4.80%, 11/08/43	7,537	8,343,320
5.10%, 08/17/40	10,066	11,485,153

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$10,344	$10,193,534
4.00%, 11/15/47 (Call 05/15/47)[a]	2,564	2,448,187
6.50%, 06/15/38[a]	18,014	22,847,769
6.85%, 06/01/39	13,706	18,070,126
Total Capital Canada Ltd.
2.75%, 07/15/23	9,212	8,894,883
Total Capital International SA
2.70%, 01/25/23[a]	16,881	16,365,596
2.75%, 06/19/21[a]	9,987	9,886,789
2.88%, 02/17/22[a]	16,101	15,890,938
3.70%, 01/15/24	10,023	10,135,045
3.75%, 04/10/24	14,775	14,957,816
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)[a]	14,745	14,059,163
6.63%, 06/15/37[a]	17,665	21,950,647
7.50%, 04/15/32[a]	13,249	17,097,477

		2,008,795,010
OIL & GAS SERVICES — 0.68%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40[a]	2,134	2,278,105
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	11,292	10,960,687
3.34%, 12/15/27 (Call 09/15/27)[a]	31,052	29,153,313
4.08%, 12/15/47 (Call 06/15/47)	21,535	19,687,058
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	14,992	14,929,076
3.80%, 11/15/25 (Call 08/15/25)[a]	33,967	33,695,740
4.75%, 08/01/43 (Call 02/01/43)[a]	8,889	9,144,624
4.85%, 11/15/35 (Call 05/15/35)[a]	11,909	12,574,957

Security	Principal (000s)	Value
5.00%, 11/15/45 (Call 05/15/45)[a]	$20,779	$22,103,424
6.70%, 09/15/38[a]	6,680	8,389,962
7.45%, 09/15/39[a]	5,606	7,617,197
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	19,533	18,599,207
3.95%, 12/01/42 (Call 06/01/42)	11,731	10,203,895
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	20,618	20,754,075

		220,091,320
PHARMACEUTICALS — 7.15%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	22,549	21,915,233
2.85%, 05/14/23 (Call 03/14/23)[a]	17,437	16,774,765
2.90%, 11/06/22[a]	39,055	37,976,961
3.20%, 11/06/22 (Call 09/06/22)[a]	8,025	7,892,672
3.20%, 05/14/26 (Call 02/14/26)[a]	31,777	29,702,985
3.60%, 05/14/25 (Call 02/14/25)[a]	46,692	45,219,554
4.30%, 05/14/36 (Call 11/14/35)	21,111	20,472,682
4.40%, 11/06/42	38,547	36,669,846
4.45%, 05/14/46 (Call 11/14/45)[a]	29,045	27,769,869
4.50%, 05/14/35 (Call 11/14/34)	30,647	30,494,596
4.70%, 05/14/45 (Call 11/14/44)	26,679	26,421,846
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	24,793	24,023,239
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	36,155	35,507,077
3.80%, 03/15/25 (Call 12/15/24)[a]	53,407	51,328,533

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.85%, 06/15/24 (Call 03/15/24)[a]	$19,777	$19,215,025
4.55%, 03/15/35 (Call 09/15/34)	35,375	33,219,555
4.75%, 03/15/45 (Call 09/15/44)	15,476	14,526,555
4.85%, 06/15/44 (Call 12/15/43)	21,484	20,459,172
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)[a]	9,649	9,248,198
3.13%, 06/12/27 (Call 03/12/27)[a]	7,527	7,094,040
3.38%, 11/16/25[a]	26,005	25,278,309
4.00%, 09/18/42[a]	17,703	16,592,154
4.38%, 11/16/45[a]	10,168	10,029,523
6.45%, 09/15/37[a]	31,757	40,371,810
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	3,446	3,279,682
3.25%, 02/27/27[a]	9,791	9,462,854
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)[a]	10,761	10,321,992
3.08%, 06/15/24 (Call 04/15/24)	6,120	5,795,016
3.41%, 06/15/27 (Call 03/15/27)[a]	18,103	16,805,489
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	15,598	15,046,208
2.75%, 12/01/22 (Call 09/01/22)[a]	13,397	12,842,947
2.88%, 06/01/26 (Call 03/01/26)[a]	37,559	34,277,786
3.50%, 07/20/22 (Call 05/20/22)[a]	14,120	14,053,949
3.70%, 03/09/23 (Call 02/09/23)[a]	73,860	73,454,834
3.88%, 07/20/25 (Call 04/20/25)[a]	28,780	28,286,498
4.00%, 12/05/23 (Call 09/05/23)[a]	20,835	20,947,726
4.10%, 03/25/25 (Call 01/25/25)[a]	65,755	65,512,857

Security	Principal (000s)	Value
4.30%, 03/25/28 (Call 12/25/27)[a]	$104,385	$103,255,314
4.78%, 03/25/38 (Call 09/25/37)	67,375	66,587,076
4.88%, 07/20/35 (Call 01/20/35)	128	130,195
5.05%, 03/25/48 (Call 09/25/47)	104,800	106,971,770
5.13%, 07/20/45 (Call 01/20/45)[a]	36,259	37,476,527
5.30%, 12/05/43 (Call 06/05/43)	2,982	3,158,280
Eli Lilly & Co.
2.35%, 05/15/22[a]	8,241	7,986,839
2.75%, 06/01/25 (Call 03/01/25)[a]	9,138	8,729,488
3.10%, 05/15/27 (Call 02/15/27)[a]	10,154	9,750,571
3.70%, 03/01/45 (Call 09/01/44)	14,283	13,614,526
3.95%, 05/15/47 (Call 11/15/46)	8,441	8,396,880
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)[a]	18,368	17,464,750
3.40%, 03/01/27 (Call 12/01/26)[a]	21,369	19,675,639
3.50%, 06/15/24 (Call 03/15/24)[a]	13,896	13,327,538
3.90%, 02/15/22[a]	20,401	20,463,050
4.50%, 02/25/26 (Call 11/27/25)[a]	17,976	18,022,074
4.75%, 11/15/21	10,725	11,108,413
4.80%, 07/15/46 (Call 01/15/46)[a]	10,728	10,489,954
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	7,709	7,504,436
6.38%, 05/15/38[a]	34,070	44,046,279
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	23,674	23,290,460
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	3,979	3,856,110

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.25%, 03/03/22 (Call 02/03/22)	$3,643	$3,546,020
2.45%, 03/01/26 (Call 12/01/25)[a]	25,382	23,599,496
2.63%, 01/15/25 (Call 11/15/24)	11,550	11,033,408
2.90%, 01/15/28 (Call 10/15/27)[a]	13,407	12,663,609
2.95%, 03/03/27 (Call 12/03/26)[a]	11,739	11,247,864
3.38%, 12/05/23[a]	4,611	4,651,805
3.40%, 01/15/38 (Call 07/15/37)[a]	18,111	17,080,718
3.50%, 01/15/48 (Call 07/15/47)[a]	8,446	7,854,234
3.55%, 03/01/36 (Call 09/01/35)[a]	8,915	8,626,159
3.63%, 03/03/37 (Call 09/03/36)[a]	18,915	18,441,472
3.70%, 03/01/46 (Call 09/01/45)[a]	27,066	26,137,441
3.75%, 03/03/47 (Call 09/03/46)[a]	12,642	12,347,493
4.38%, 12/05/33 (Call 06/05/33)[a]	5,469	5,848,461
5.95%, 08/15/37[a]	11,440	14,622,436
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)[a]	10,202	10,324,006
Merck & Co. Inc.
2.35%, 02/10/22[a]	5,792	5,637,385
2.40%, 09/15/22 (Call 06/15/22)[a]	9,446	9,141,054
2.75%, 02/10/25 (Call 11/10/24)[a]	31,367	29,981,971
2.80%, 05/18/23	25,134	24,539,425
3.70%, 02/10/45 (Call 08/10/44)[a]	28,172	26,889,802
3.88%, 01/15/21 (Call 10/15/20)[a]	2,490	2,553,983
4.15%, 05/18/43	12,437	12,692,391
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	22,869	22,444,714

Security	Principal (000s)	Value
3.95%, 06/15/26 (Call 03/15/26)[a]	$32,483	$30,860,861
3.95%, 06/15/26 (Call 03/15/26)[b]	1,938	1,841,061
5.25%, 06/15/46 (Call 12/15/45)	15,521	15,116,765
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	6,974	6,767,964
2.40%, 09/21/22[a]	15,324	14,803,154
3.00%, 11/20/25 (Call 08/20/25)	23,861	22,986,743
3.10%, 05/17/27 (Call 02/17/27)[a]	19,375	18,587,838
3.40%, 05/06/24	23,563	23,479,801
4.00%, 11/20/45 (Call 05/20/45)[a]	19,311	19,476,001
4.40%, 05/06/44[a]	17,068	18,240,720
Pfizer Inc.
1.95%, 06/03/21[a]	9,767	9,492,803
2.20%, 12/15/21[a]	10,366	10,096,529
2.75%, 06/03/26[a]	20,208	18,930,517
3.00%, 06/15/23[a]	10,720	10,626,979
3.00%, 12/15/26[a]	19,812	18,883,077
3.40%, 05/15/24[a]	13,093	12,997,847
4.00%, 12/15/36[a]	12,023	12,048,216
4.13%, 12/15/46[a]	16,040	15,952,526
4.30%, 06/15/43	11,138	11,319,479
4.40%, 05/15/44[a]	13,007	13,450,844
7.20%, 03/15/39	30,928	43,439,527
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	36,004	34,559,383
2.88%, 09/23/23 (Call 07/23/23)[a]	30,708	28,912,476
3.20%, 09/23/26 (Call 06/23/26)[a]	32,217	29,391,482
Wyeth LLC
5.95%, 04/01/37	24,049	30,007,286
6.50%, 02/01/34	8,731	11,182,172
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)[a]	6,891	6,369,693

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.25%, 02/01/23 (Call 11/01/22)[a]	$14,472	$14,234,070
3.95%, 09/12/47 (Call 03/12/47)[a]	903	843,374
4.50%, 11/13/25 (Call 08/13/25)[a]	9,942	10,336,886
4.70%, 02/01/43 (Call 08/01/42)[a]	15,144	15,781,028

		2,326,520,655
PIPELINES — 3.17%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	10,597	10,697,432
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)[a]	20,068	19,851,452
5.50%, 12/01/46 (Call 05/29/46)[a]	12,145	13,358,141
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	9,543	9,291,001
4.05%, 03/15/25 (Call 12/15/24)[a]	14,881	14,385,995
4.65%, 06/01/21 (Call 03/01/21)[a]	7,944	8,136,385
4.75%, 01/15/26 (Call 10/15/25)[a]	18,229	18,175,175
5.15%, 03/15/45 (Call 09/15/44)	13,537	12,359,871
5.20%, 02/01/22 (Call 11/01/21)	5,049	5,243,456
5.30%, 04/15/47 (Call 10/15/46)[a]	8,593	8,048,102
6.13%, 12/15/45 (Call 06/15/45)[a]	9,392	9,584,441
6.50%, 02/01/42 (Call 08/01/41)[a]	14,653	15,592,744
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)[a]	12,310	13,047,632

Security	Principal (000s)	Value
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$2,313	$2,238,893
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	2,835	2,800,413
3.70%, 02/15/26 (Call 11/15/25)[a]	14,863	14,546,571
3.75%, 02/15/25 (Call 11/15/24)	13,756	13,632,350
3.90%, 02/15/24 (Call 11/15/23)	9,433	9,484,026
3.95%, 02/15/27 (Call 11/15/26)[a]	10	9,943
4.25%, 02/15/48 (Call 08/15/47)[a]	15,965	15,083,205
4.45%, 02/15/43 (Call 08/15/42)	11,928	11,593,980
4.85%, 08/15/42 (Call 02/15/42)	6,849	7,026,840
4.85%, 03/15/44 (Call 09/15/43)	15,850	16,343,989
4.90%, 05/15/46 (Call 11/15/45)	12,089	12,579,074
5.10%, 02/15/45 (Call 08/15/44)	13,790	14,620,911
5.95%, 02/01/41	8,598	10,022,654
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)[a]	11,725	11,689,023
3.95%, 09/01/22 (Call 06/01/22)	10,588	10,611,638
5.50%, 03/01/44 (Call 09/01/43)	8,407	8,454,523
6.95%, 01/15/38	13,801	16,280,682
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)[a]	13,863	13,366,196
4.30%, 06/01/25 (Call 03/01/25)	28,221	28,162,416
4.30%, 03/01/28 (Call 12/01/27)[a]	15,495	15,093,703

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.05%, 02/15/46 (Call 08/15/45)	$11,810	$11,355,340
5.20%, 03/01/48 (Call 09/01/47)	5,110	5,015,453
5.30%, 12/01/34 (Call 06/01/34)[a]	8,935	9,039,641
5.55%, 06/01/45 (Call 12/01/44)	18,834	19,287,965
7.75%, 01/15/32	11,699	14,577,712
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)[a]	16,000	15,384,570
4.13%, 03/01/27 (Call 12/01/26)	18,035	17,584,583
4.50%, 07/15/23 (Call 04/15/23)	10,394	10,653,906
4.50%, 04/15/38 (Call 10/15/37)[a]	19,515	18,588,953
4.70%, 04/15/48 (Call 10/15/47)[a]	20,313	19,175,992
4.88%, 12/01/24 (Call 09/01/24)	19,056	19,777,900
4.88%, 06/01/25 (Call 03/01/25)[a]	11,547	11,919,604
5.20%, 03/01/47 (Call 09/01/46)[a]	18,764	19,039,315
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,369	6,260,467
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,628	6,268,984
3.65%, 06/01/22 (Call 03/01/22)	7,995	7,847,992
4.50%, 12/15/26 (Call 09/15/26)[a]	10,921	10,762,904
4.65%, 10/15/25 (Call 07/15/25)[a]	11,471	11,470,607
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)[a]	18,088	17,598,891
5.00%, 03/15/27 (Call 09/15/26)[a]	25,037	25,781,831

Security	Principal (000s)	Value
5.63%, 02/01/21 (Call 11/01/20)[a]	$3,219	$3,374,735
5.63%, 04/15/23 (Call 01/15/23)[a]	17,122	18,247,722
5.63%, 03/01/25 (Call 12/01/24)[a]	23,135	24,661,496
5.75%, 05/15/24 (Call 02/15/24)[a]	24,537	26,366,278
5.88%, 06/30/26 (Call 12/31/25)[a]	20,515	22,230,333
6.25%, 03/15/22 (Call 12/15/21)[a]	6,299	6,798,902
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	15,613	16,025,478
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)[a]	11,891	11,119,076
5.35%, 05/15/45 (Call 11/15/44)	11,213	10,434,155
5.40%, 10/01/47 (Call 04/01/47)[a]	18,476	17,518,108
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	12,502	12,051,157
4.63%, 03/01/34 (Call 12/01/33)[a]	11,406	11,686,117
4.88%, 01/15/26 (Call 10/15/25)[a]	8,971	9,480,326
6.10%, 06/01/40	11,085	13,109,188
6.20%, 10/15/37	9,669	11,458,193
7.63%, 01/15/39[a]	14,102	19,177,568
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[a]	13,460	16,431,116
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	11,302	11,021,047
3.60%, 03/15/22 (Call 01/15/22)	14,619	14,469,661
3.75%, 06/15/27 (Call 03/15/27)[a]	24,264	22,826,751

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.90%, 01/15/25 (Call 10/15/24)	$6,538	$6,367,268
4.00%, 09/15/25 (Call 06/15/25)[a]	4,744	4,624,964
4.30%, 03/04/24 (Call 12/04/23)	16,600	16,662,791
4.85%, 03/01/48 (Call 09/01/47)	6,520	6,245,040
5.10%, 09/15/45 (Call 03/15/45)	13,715	13,537,319
6.30%, 04/15/40	15,597	17,540,888

		1,032,271,144
REAL ESTATE INVESTMENT TRUSTS — 1.16%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)[a]	6,412	6,383,126
3.38%, 10/15/26 (Call 07/15/26)	12,323	11,425,016
3.50%, 01/31/23	10,312	10,160,393
3.55%, 07/15/27 (Call 04/15/27)	3,395	3,168,738
4.00%, 06/01/25 (Call 03/01/25)[a]	14,871	14,664,127
4.70%, 03/15/22	374	387,530
5.00%, 02/15/24[a]	16,755	17,567,365
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)[a]	14,659	13,167,508
3.65%, 02/01/26 (Call 11/03/25)[a]	19,996	19,314,708
3.85%, 02/01/23 (Call 11/01/22)[a]	7,310	7,371,761
4.13%, 05/15/21 (Call 02/15/21)[a]	2,290	2,334,475
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	14,185	14,138,060
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	904	868,388

Security	Principal (000s)	Value
3.15%, 07/15/23 (Call 06/15/23)[a]	$9,173	$8,841,764
3.20%, 09/01/24 (Call 07/01/24)[a]	13,568	12,900,564
3.65%, 09/01/27 (Call 06/01/27)	16,916	15,901,837
3.70%, 06/15/26 (Call 03/15/26)[a]	14,719	14,003,925
3.80%, 02/15/28 (Call 11/15/27)	1,935	1,838,329
4.45%, 02/15/26 (Call 11/15/25)	16,316	16,330,717
4.88%, 04/15/22	19,995	20,811,096
5.25%, 01/15/23[a]	20,981	22,116,328
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	8,686	8,820,646
4.63%, 12/15/21 (Call 09/15/21)	2,038	2,116,121
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)[a]	9,776	9,553,106
4.00%, 06/01/25 (Call 03/01/25)[a]	15,732	15,425,284
4.25%, 11/15/23 (Call 08/15/23)[a]	7,593	7,660,686
5.38%, 02/01/21 (Call 11/03/20)[a]	1,602	1,669,483
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	12,588	11,936,455
3.30%, 01/15/26 (Call 10/15/25)[a]	19,864	19,000,754
3.38%, 10/01/24 (Call 07/01/24)[a]	21,261	20,702,063
3.38%, 06/15/27 (Call 03/15/27)[a]	1,732	1,643,518
3.38%, 12/01/27 (Call 09/01/27)[a]	550	520,585
4.38%, 03/01/21 (Call 12/01/20)[a]	10,967	11,294,234
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	18,142	17,795,618

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Weyerhaeuser Co.
7.38%, 03/15/32[a]	$12,737	$16,484,098

		378,318,406
RETAIL — 2.77%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	3,651	3,565,289
2.30%, 05/18/22 (Call 04/18/22)[a]	5,282	5,108,730
2.75%, 05/18/24 (Call 03/18/24)[a]	13,890	13,396,687
3.00%, 05/18/27 (Call 02/18/27)[a]	11,528	10,973,852
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	15,000	14,891,625
4.00%, 05/15/25 (Call 03/15/25)	10,000	9,905,495
4.20%, 05/15/28 (Call 02/15/28)	10,000	9,837,454
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)[a]	11,598	10,339,718
2.63%, 06/01/22 (Call 05/01/22)[a]	11,290	11,052,784
2.70%, 04/01/23 (Call 01/01/23)[a]	27,133	26,456,705
2.80%, 09/14/27 (Call 06/14/27)[a]	14,962	13,938,497
3.00%, 04/01/26 (Call 01/01/26)[a]	18,046	17,253,268
3.35%, 09/15/25 (Call 06/15/25)[a]	13,552	13,353,994
3.50%, 09/15/56 (Call 03/15/56)[a]	8,837	7,671,132
3.75%, 02/15/24 (Call 11/15/23)[a]	11,152	11,353,288
3.90%, 06/15/47 (Call 12/15/46)	4,185	4,045,598
4.20%, 04/01/43 (Call 10/01/42)[a]	12,288	12,445,376
4.25%, 04/01/46 (Call 10/01/45)	16,781	17,067,082

Security	Principal (000s)	Value
4.40%, 03/15/45 (Call 09/15/44)	$10,537	$11,000,915
4.88%, 02/15/44 (Call 08/15/43)	13,955	15,572,856
5.88%, 12/16/36	34,673	43,059,310
5.95%, 04/01/41 (Call 10/01/40)[a]	17,059	21,505,290
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	18,301	16,755,296
3.10%, 05/03/27 (Call 02/03/27)[a]	18,895	17,974,524
3.12%, 04/15/22 (Call 01/15/22)[a]	3,750	3,743,248
3.38%, 09/15/25 (Call 06/15/25)[a]	9,833	9,645,261
3.70%, 04/15/46 (Call 10/15/45)[a]	17,935	16,260,350
4.05%, 05/03/47 (Call 11/03/46)	26,122	25,143,799
4.38%, 09/15/45 (Call 03/15/45)[a]	7,192	7,239,330
4.65%, 04/15/42 (Call 10/15/41)[a]	8,419	8,875,887
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	10,202	9,552,413
McDonald’s Corp.
2.63%, 01/15/22[a]	17,931	17,555,060
3.50%, 03/01/27 (Call 12/01/26)[a]	11,879	11,587,613
3.70%, 01/30/26 (Call 10/30/25)[a]	21,946	21,871,035
4.45%, 03/01/47 (Call 09/01/46)[a]	4,115	4,129,907
4.70%, 12/09/35 (Call 06/09/35)[a]	7,219	7,580,928
4.88%, 12/09/45 (Call 06/09/45)[a]	24,333	25,756,298
6.30%, 10/15/37	11,344	14,179,214
6.30%, 03/01/38	15,742	19,696,631
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)[a]	5,935	5,791,560

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.10%, 03/01/23 (Call 02/01/23)	$8,190	$8,118,849
3.50%, 03/01/28 (Call 12/01/27)[a]	5,000	4,908,670
3.85%, 10/01/23 (Call 07/01/23)[a]	12,844	13,146,409
Target Corp.
2.50%, 04/15/26[a]	18,429	16,810,175
2.90%, 01/15/22[a]	8,960	8,894,947
3.50%, 07/01/24[a]	9,252	9,269,409
3.63%, 04/15/46[a]	8,842	7,902,899
3.90%, 11/15/47 (Call 05/15/47)[a]	11,505	10,711,706
4.00%, 07/01/42[a]	17,356	16,628,815
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)[a]	19,365	17,268,326
2.75%, 06/15/21 (Call 04/15/21)[a]	954	946,870
Walgreen Co.
3.10%, 09/15/22[a]	13,512	13,223,311
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)[a]	13,545	13,476,483
3.45%, 06/01/26 (Call 03/01/26)[a]	20,027	18,794,450
3.80%, 11/18/24 (Call 08/18/24)[a]	26,701	26,284,387
4.80%, 11/18/44 (Call 05/18/44)[a]	25,732	24,885,646
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)[a]	16,264	15,732,432
2.55%, 04/11/23 (Call 01/11/23)[a]	23,299	22,596,200
2.65%, 12/15/24 (Call 10/15/24)[a]	13,994	13,387,002
3.30%, 04/22/24 (Call 01/22/24)[a]	16,706	16,706,531
3.63%, 12/15/47 (Call 06/15/47)[a]	21,426	20,116,173
4.00%, 04/11/43 (Call 10/11/42)	1,327	1,322,314

Security	Principal (000s)	Value
4.30%, 04/22/44 (Call 10/22/43)[a]	$1,852	$1,932,275
5.25%, 09/01/35	17,858	20,967,630
5.63%, 04/01/40	6,092	7,475,578
5.63%, 04/15/41	18,811	23,175,156
5.88%, 04/05/27	1,302	1,514,604
6.20%, 04/15/38	120	156,240

		903,486,786
SEMICONDUCTORS — 1.86%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	11,663	11,140,877
3.90%, 12/15/25 (Call 09/15/25)	9,773	9,707,486
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)[a]	14,410	13,962,301
4.30%, 06/15/21	3,861	3,991,619
4.35%, 04/01/47 (Call 10/01/46)[a]	10,924	11,272,341
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)[a]	6,477	6,137,305
3.00%, 01/15/22 (Call 12/15/21)	49,729	48,456,112
3.13%, 01/15/25 (Call 11/15/24)	14,160	13,207,865
3.50%, 01/15/28 (Call 10/15/27)	19,810	18,284,695
3.63%, 01/15/24 (Call 11/15/23)[a]	24,377	23,669,765
3.88%, 01/15/27 (Call 10/15/26)[a]	62,112	59,301,904
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)[a]	9,689	9,405,141
2.60%, 05/19/26 (Call 02/19/26)[a]	17,446	16,194,429
2.70%, 12/15/22[a]	17,112	16,742,458
2.88%, 05/11/24 (Call 03/11/24)	21,813	21,113,167
3.10%, 07/29/22[a]	18,703	18,636,956

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.15%, 05/11/27 (Call 02/11/27)[a]	$14,544	$13,998,119
3.30%, 10/01/21[a]	16,847	16,992,824
3.70%, 07/29/25 (Call 04/29/25)[a]	28,347	28,609,456
3.73%, 12/08/47 (Call 06/08/47)[b]	40,044	37,472,539
4.00%, 12/15/32	11,598	11,747,215
4.10%, 05/19/46 (Call 11/19/45)[a]	15,196	15,186,642
4.10%, 05/11/47 (Call 11/11/46)[a]	22,386	22,256,766
4.80%, 10/01/41	305	335,760
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	7,729	7,500,609
3.20%, 09/16/26 (Call 06/16/26)[a]	9,102	8,692,099
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)[a]	12,003	11,347,555
2.90%, 05/20/24 (Call 03/20/24)	23,968	22,521,205
3.00%, 05/20/22[a]	17,114	16,662,507
3.25%, 05/20/27 (Call 02/20/27)[a]	24,030	22,153,461
3.45%, 05/20/25 (Call 02/20/25)	17,056	16,317,134
4.30%, 05/20/47 (Call 11/20/46)[a]	21,526	19,578,015
4.65%, 05/20/35 (Call 11/20/34)	19,238	19,048,804
4.80%, 05/20/45 (Call 11/20/44)[a]	15,609	15,260,080

		606,905,211
SOFTWARE — 4.12%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a]	10,305	9,843,926
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	3,897	3,761,450

Security	Principal (000s)	Value
3.00%, 08/15/26 (Call 05/15/26)	$15,482	$14,210,990
3.50%, 04/15/23 (Call 01/15/23)	2,025	2,007,275
5.00%, 10/15/25 (Call 07/15/25)[a]	17,180	18,130,257
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	12,076	12,066,432
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	32,943	31,553,860
2.00%, 08/08/23 (Call 06/08/23)[a]	19,293	18,162,313
2.13%, 11/15/22[a]	3,197	3,064,499
2.38%, 02/12/22 (Call 01/12/22)[a]	20,527	20,021,397
2.38%, 05/01/23 (Call 02/01/23)[a]	4,861	4,678,906
2.40%, 02/06/22 (Call 01/06/22)[a]	16,019	15,640,526
2.40%, 08/08/26 (Call 05/08/26)[a]	51,189	47,045,414
2.65%, 11/03/22 (Call 09/03/22)[a]	3,989	3,912,001
2.70%, 02/12/25 (Call 11/12/24)[a]	31,393	29,997,321
2.88%, 02/06/24 (Call 12/06/23)[a]	26,582	25,923,136
3.13%, 11/03/25 (Call 08/03/25)[a]	33,629	32,728,637
3.30%, 02/06/27 (Call 11/06/26)[a]	57,769	56,503,507
3.45%, 08/08/36 (Call 02/08/36)[a]	25,726	24,575,533
3.50%, 02/12/35 (Call 08/12/34)	30,815	29,762,803
3.50%, 11/15/42	7,917	7,401,948
3.63%, 12/15/23 (Call 09/15/23)[a]	17,823	18,122,761
3.70%, 08/08/46 (Call 02/08/46)	57,412	54,781,342
3.75%, 02/12/45 (Call 08/12/44)[a]	19,030	18,304,517

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.95%, 08/08/56 (Call 02/08/56)[a]	$23,572	$22,929,651
4.00%, 02/12/55 (Call 08/12/54)	25,009	24,561,587
4.10%, 02/06/37 (Call 08/06/36)[a]	29,445	30,511,595
4.20%, 11/03/35 (Call 05/03/35)[a]	16,646	17,508,118
4.45%, 11/03/45 (Call 05/03/45)	36,936	39,501,405
4.50%, 10/01/40	10,763	11,637,188
4.50%, 02/06/57 (Call 08/06/56)	23,624	25,343,258
4.75%, 11/03/55 (Call 05/03/55)[a]	11,587	12,979,467
5.20%, 06/01/39[a]	7,541	8,882,528
5.30%, 02/08/41	12,511	14,946,267
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)[a]	33,555	35,013,193
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	44,399	42,864,682
2.40%, 09/15/23 (Call 07/15/23)[a]	26,061	24,847,988
2.50%, 05/15/22 (Call 03/15/22)[a]	22,896	22,310,783
2.50%, 10/15/22[a]	18,485	17,949,893
2.63%, 02/15/23 (Call 01/15/23)[a]	17,699	17,185,600
2.65%, 07/15/26 (Call 04/15/26)	38,295	35,413,401
2.80%, 07/08/21[a]	7,611	7,577,314
2.95%, 11/15/24 (Call 09/15/24)	27,825	26,853,635
2.95%, 05/15/25 (Call 02/15/25)[a]	35,265	33,799,175
3.25%, 11/15/27 (Call 08/15/27)	35,122	33,764,900
3.40%, 07/08/24 (Call 04/08/24)[a]	28,796	28,620,992
3.63%, 07/15/23[a]	15,137	15,354,452
3.80%, 11/15/37 (Call 05/15/37)[a]	25,960	25,132,782

Security	Principal (000s)	Value
3.85%, 07/15/36 (Call 01/15/36)[a]	$13,223	$12,934,780
3.90%, 05/15/35 (Call 11/15/34)[a]	15,372	15,146,705
4.00%, 07/15/46 (Call 01/15/46)[a]	36,891	35,687,822
4.00%, 11/15/47 (Call 05/15/47)[a]	29,142	28,192,425
4.13%, 05/15/45 (Call 11/15/44)[a]	25,155	24,778,389
4.30%, 07/08/34 (Call 01/08/34)[a]	23,787	24,669,448
4.38%, 05/15/55 (Call 11/15/54)	11,218	11,299,118
4.50%, 07/08/44 (Call 01/08/44)[a]	9,575	9,981,283
5.38%, 07/15/40[a]	28,944	33,689,511
6.13%, 07/08/39	19,375	24,753,347
6.50%, 04/15/38[a]	13,297	17,471,637
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)[a]	9,420	9,029,667
3.90%, 08/21/27 (Call 05/21/27)[a]	16,871	15,924,874

		1,341,249,611
TELECOMMUNICATIONS — 7.22%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	15,942	15,255,220
2.80%, 02/17/21 (Call 01/17/21)[a]	1,459	1,441,055
3.00%, 02/15/22[a]	17,582	17,271,753
3.00%, 06/30/22 (Call 04/30/22)	30,100	29,393,041
3.20%, 03/01/22 (Call 02/01/22)[a]	18,797	18,575,669
3.40%, 08/14/24 (Call 05/23/18)	5,510	5,566,367
3.40%, 05/15/25 (Call 02/15/25)[a]	58,845	56,046,785
3.60%, 02/17/23 (Call 12/17/22)[a]	22,584	22,465,527
3.80%, 03/15/22[a]	15,924	16,079,402

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.80%, 03/01/24 (Call 01/01/24)[a]	$15,670	$15,550,438
3.88%, 08/15/21[a]	14,015	14,217,204
3.90%, 03/11/24 (Call 12/11/23)	22,013	21,960,052
3.90%, 08/14/27 (Call 05/23/18)	31,039	31,380,429
3.95%, 01/15/25 (Call 10/15/24)[a]	19,760	19,535,287
4.10%, 02/15/28 (Call 11/15/27)[a,b]	43,801	42,494,416
4.13%, 02/17/26 (Call 11/17/25)[a]	39,372	38,953,917
4.25%, 03/01/27 (Call 12/01/26)[a]	21,265	21,071,182
4.30%, 02/15/30 (Call 11/15/29)[b]	30,443	29,455,746
4.30%, 12/15/42 (Call 06/15/42)[a]	27,898	24,902,112
4.35%, 06/15/45 (Call 12/15/44)[a]	36,459	32,086,811
4.45%, 05/15/21[a]	11,969	12,337,328
4.45%, 04/01/24 (Call 01/01/24)[a]	18,098	18,552,756
4.50%, 05/15/35 (Call 11/15/34)	27,326	26,016,852
4.50%, 03/09/48 (Call 09/09/47)[a]	52,463	46,650,703
4.55%, 03/09/49 (Call 09/09/48)[a]	24,148	21,686,029
4.75%, 05/15/46 (Call 11/15/45)[a]	39,225	36,548,412
4.80%, 06/15/44 (Call 12/15/43)[a]	27,097	25,495,318
4.90%, 08/14/37 (Call 05/23/18)	32,580	32,945,307
5.00%, 03/01/21	6,276	6,559,914
5.15%, 03/15/42	8,179	8,130,142
5.15%, 11/15/46 (Call 05/15/46)[a,b]	22,965	22,593,354
5.15%, 02/14/50 (Call 05/23/18)	48,995	49,542,632
5.15%, 02/15/50 (Call 08/14/49)[b]	15,000	14,659,500

Security	Principal (000s)	Value
5.25%, 03/01/37 (Call 09/01/36)[a]	$31,086	$31,775,257
5.30%, 08/14/58 (Call 05/23/18)	27,926	28,255,527
5.35%, 09/01/40	23,700	24,102,867
5.45%, 03/01/47 (Call 09/01/46)[a]	18,581	18,938,630
5.55%, 08/15/41	15,343	15,978,001
5.65%, 02/15/47 (Call 08/15/46)[a]	11,184	11,765,311
5.70%, 03/01/57 (Call 09/01/56)	8,987	9,403,198
6.00%, 08/15/40 (Call 05/15/40)[a]	17,598	19,259,385
6.38%, 03/01/41[a]	15,071	17,258,619
British Telecommunications PLC
9.13%, 12/15/30[a]	31,689	45,586,845
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)[a]	16,408	15,781,531
2.20%, 02/28/21	4,832	4,742,498
2.20%, 09/20/23 (Call 07/20/23)[a]	4,536	4,293,887
2.50%, 09/20/26 (Call 06/20/26)[a]	20,000	18,477,934
2.95%, 02/28/26[a]	11,270	10,796,909
3.63%, 03/04/24[a]	9,536	9,670,598
5.50%, 01/15/40[a]	31,303	38,001,645
5.90%, 02/15/39[a]	25,585	32,284,483
Deutsche Telekom International Finance BV
8.75%, 06/15/30	42,253	58,261,343
Motorola Solutions Inc.
3.75%, 05/15/22[a]	2,515	2,499,701
Orange SA
4.13%, 09/14/21	12,114	12,464,422
5.38%, 01/13/42[a]	8,919	10,029,510
5.50%, 02/06/44 (Call 08/06/43)[a]	6,261	7,131,488
9.00%, 03/01/31	28,970	41,277,061
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	9,877	10,086,719

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.30%, 02/15/48 (Call 08/15/47)[a]	$1,705	$1,650,731
5.00%, 03/15/44 (Call 09/15/43)[a]	28,442	30,123,465
Telefonica Emisiones SAU
4.10%, 03/08/27[a]	21,888	21,604,058
4.57%, 04/27/23	6,494	6,765,514
4.67%, 03/06/38	9,670	9,543,111
4.90%, 03/06/48[a]	12,475	12,479,557
5.21%, 03/08/47[a]	21,033	21,866,677
5.46%, 02/16/21[a]	8,615	9,107,688
7.05%, 06/20/36[a]	19,757	24,904,187
Telefonica Europe BV
8.25%, 09/15/30[a]	14,121	18,832,607
Verizon Communications Inc.
1.75%, 08/15/21[a]	10,581	10,083,664
2.45%, 11/01/22 (Call 08/01/22)	15,804	15,107,224
2.63%, 08/15/26[a]	26,350	23,640,430
2.95%, 03/15/22	36,784	36,096,996
3.00%, 11/01/21 (Call 09/01/21)	13,222	13,086,223
3.13%, 03/16/22[a]	24,263	23,981,435
3.38%, 02/15/25[a]	56,263	54,458,944
3.50%, 11/01/21[a]	10,445	10,500,987
3.50%, 11/01/24 (Call 08/01/24)[a]	35,416	34,713,425
3.85%, 11/01/42 (Call 05/01/42)	12,075	10,289,749
4.13%, 03/16/27[a]	42,230	42,135,147
4.13%, 08/15/46[a]	23,914	20,911,121
4.15%, 03/15/24 (Call 12/15/23)[a]	16,254	16,566,423
4.27%, 01/15/36[a]	36,250	34,037,699
4.40%, 11/01/34 (Call 05/01/34)[a]	33,251	31,894,931
4.50%, 08/10/33	14,788	14,541,040
4.52%, 09/15/48[a]	61,807	57,334,133
4.67%, 03/15/55[a]	67,800	62,075,043
4.75%, 11/01/41[a]	7,018	6,857,988
4.81%, 03/15/39[a]	19,764	19,679,531
4.86%, 08/21/46[a]	52,992	51,666,866
5.01%, 04/15/49	45,830	45,640,099

Security	Principal (000s)	Value
5.01%, 08/21/54	$66,291	$64,379,088
5.15%, 09/15/23	71,181	76,552,119
5.25%, 03/16/37[a]	36,450	38,073,443
5.50%, 03/16/47[a]	13,913	14,821,424
6.55%, 09/15/43	12,200	14,629,482
Vodafone Group PLC
2.50%, 09/26/22	7,041	6,714,750
2.95%, 02/19/23[a]	17,437	16,786,677
4.38%, 02/19/43[a]	15,579	14,230,560
6.15%, 02/27/37[a]	17,412	19,912,046

		2,351,820,311
TRANSPORTATION — 0.97%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)[a]	2,381	2,423,151
3.90%, 08/01/46 (Call 02/01/46)	10,342	9,965,091
4.05%, 06/15/48 (Call 12/15/47)[a]	6,695	6,593,498
4.13%, 06/15/47 (Call 12/15/46)[a]	10,995	11,012,892
4.15%, 04/01/45 (Call 10/01/44)[a]	16,460	16,457,202
4.45%, 03/15/43 (Call 09/15/42)[a]	8,738	9,065,519
4.55%, 09/01/44 (Call 03/01/44)	9,774	10,228,326
4.90%, 04/01/44 (Call 10/01/43)	12,781	14,076,490
5.75%, 05/01/40 (Call 11/01/39)[a]	8,715	10,503,007
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	9,304	11,335,961
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	439	397,125
3.25%, 06/01/27 (Call 03/01/27)	10,616	10,034,894
3.80%, 03/01/28 (Call 12/01/27)[a]	12,325	12,125,125

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.80%, 11/01/46 (Call 05/01/46)[a]	$2,699	$2,440,584
4.10%, 03/15/44 (Call 09/15/43)[a]	12,253	11,627,211
4.30%, 03/01/48 (Call 09/01/47)[a]	13,690	13,342,386
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	9,548	9,127,219
4.00%, 01/15/24	3,286	3,358,684
4.05%, 02/15/48 (Call 08/15/47)	12,770	11,609,100
4.40%, 01/15/47 (Call 07/15/46)	12,758	12,294,049
4.55%, 04/01/46 (Call 10/01/45)	12,747	12,565,079
4.75%, 11/15/45 (Call 05/15/45)[a]	16,837	17,063,022
5.10%, 01/15/44	7,715	8,193,602
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	14,649	13,403,625
4.16%, 07/15/22 (Call 04/15/22)[a]	6,783	7,012,412
United Parcel Service Inc.
2.45%, 10/01/22[a]	8,932	8,663,434
2.50%, 04/01/23 (Call 03/01/23)[a]	3,725	3,593,770
3.05%, 11/15/27 (Call 08/15/27)	14,768	14,028,079
3.13%, 01/15/21[a]	4,915	4,940,549
3.75%, 11/15/47 (Call 05/15/47)[a]	12,509	11,668,802
6.20%, 01/15/38	20,322	25,854,994

		315,004,882
WATER — 0.04%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)[a]	14,021	13,117,690
6.59%, 10/15/37[a]	1,052	1,380,780

		14,498,470

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,706,733,712)		32,187,212,755

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.06%

MONEY MARKET FUNDS — 10.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	3,175,617	$3,175,934,958
BlackRock Cash Funds: Treasury, SL Agency Shares
1.65%[e,f]	100,493	100,492,846

		3,276,427,804

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,276,157,496)		3,276,427,804

TOTAL INVESTMENTS IN SECURITIES — 108.93%
(Cost: $36,982,891,208)		35,463,640,559
Other Assets, Less Liabilities — (8.93)%		(2,906,648,829)

NET ASSETS — 100.00%		$32,556,991,730

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$32,187,212,755	$—	$32,187,212,755
Money market funds	3,276,427,804	—	—	3,276,427,804

Total	$3,276,427,804	$32,187,212,755	$—	$35,463,640,559

SCHEDULES OF INVESTMENTS	99

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$15,241,693,798	$33,594,190,213
Affiliated	3,636,716,596	3,388,700,995

Total cost of investments in securities	$18,878,410,394	$36,982,891,208

Investments in securities, at fair value (including securities on loana):
Unaffiliated	$14,578,198,128	$32,079,387,593
Affiliated	3,637,042,664	3,384,252,966
Cash	—	1,577,017
Receivables:
Investment securities sold	4,567,213	201,185,045
Due from custodian	14,486,606	8,757,656
Dividends and interest	229,178,971	335,277,121
Capital shares sold	14,910,246	8,049,290

Total Assets	18,478,383,828	36,018,486,688

LIABILITIES
Payables:
Investment securities purchased	91,007,497	281,549,244
Collateral for securities on loan	3,325,038,074	3,175,674,150
Capital shares redeemed	389	400,196
Due to custodian	41,495	—
Securities related to in-kind transactions	4,567,213	—
Investment advisory fees	5,994,723	3,871,368

Total Liabilities	3,426,649,391	3,461,494,958

NET ASSETS	$15,051,734,437	$32,556,991,730

Net assets consist of:
Paid-in capital	$16,499,048,902	$34,160,121,430
Undistributed net investment income	65,801,661	100,961,762
Accumulated net realized loss	(849,946,524)	(184,840,813)
Net unrealized depreciation	(663,169,602)	(1,519,250,649)

NET ASSETS	$15,051,734,437	$32,556,991,730

Shares outstanding[b]	175,900,000	282,200,000

Net asset value per share	$85.57	$115.37

[a]	Securities on loan with values of $3,195,418,489 and $3,064,954,863, respectively.
[b]	No par value, unlimited number of shares authorized.

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.41%

ADVERTISING — 0.36%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$8,605	$8,787,857
5.38%, 01/15/24 (Call 01/15/19)[a]	7,711	7,951,969
5.75%, 02/01/26 (Call 02/01/21)[a]	5,753	5,955,553
5.88%, 02/01/22 (Call 03/19/18)[a]	9,231	9,417,928
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 04/02/18)[a]	8,669	8,874,889
5.63%, 02/15/24 (Call 02/15/19)	7,744	7,840,800
5.88%, 03/15/25 (Call 09/15/19)[a]	6,245	6,338,675

		55,167,671
AEROSPACE & DEFENSE — 1.25%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	20,588	21,250,334
5.40%, 04/15/21 (Call 01/15/21)	21,794	22,615,634
5.72%, 02/23/19	5,041	5,204,833
5.87%, 02/23/22[a]	9,913	10,477,545
6.15%, 08/15/20[a]	22,495	23,810,957
KLX Inc.
5.88%, 12/01/22 (Call 04/02/18)[a,b]	19,302	19,904,182
TransDigm Inc.
5.50%, 10/15/20 (Call 04/02/18)[a]	7,948	8,017,545
6.00%, 07/15/22 (Call 04/02/18)[a]	18,232	18,665,010
6.38%, 06/15/26 (Call 06/15/21)[a]	17,665	18,052,159
6.50%, 07/15/24 (Call 07/15/19)[a]	21,967	22,624,953
6.50%, 05/15/25 (Call 05/15/20)[a]	11,622	11,912,550

Security	Principal (000s)	Value
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)	$8,721	$9,026,235

		191,561,937
AIRLINES — 0.22%
Air Canada
7.75%, 04/15/21[a,b]	6,145	6,764,389
American Airlines Group Inc.
4.63%, 03/01/20[b]	7,520	7,595,200
5.50%, 10/01/19[b]	11,436	11,689,943
United Continental Holdings Inc.
4.25%, 10/01/22[a]	7,784	7,782,784

		33,832,316
APPAREL — 0.21%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	16,487	16,365,408
4.88%, 05/15/26 (Call 02/15/26)[a,b]	15,935	15,656,138

		32,021,546
AUTO MANUFACTURERS — 0.89%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	24,900	25,169,652
5.25%, 04/15/23[a]	25,705	26,456,293
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	8,445	8,337,749
4.13%, 12/15/18[a,b]	1,371	1,376,762
4.25%, 11/15/19[a,b]	6,922	6,960,648
4.50%, 10/01/27 (Call 07/01/27)[b]	8,367	7,980,026
5.63%, 02/01/23 (Call 04/02/18)[a,b]	9,272	9,454,129
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a,b]	19,356	19,892,806
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	32,045	30,363,118

		135,991,183

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 1.07%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[a,b]	$8,174	$7,999,026
5.00%, 10/01/24 (Call 10/01/19)[a,b]	17,809	18,053,874
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 04/02/18)[a]	6,048	6,134,365
6.25%, 04/01/25 (Call 04/01/20)[a]	14,213	14,676,344
6.50%, 04/01/27 (Call 04/01/22)[a]	8,469	8,748,213
6.63%, 10/15/22 (Call 04/02/18)[a]	8,006	8,246,180
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a,b]	5,460	5,603,352
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[a]	7,405	7,545,731
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[a]	12,679	12,491,351
5.00%, 05/31/26 (Call 05/31/21)[a]	18,043	18,004,940
5.13%, 11/15/23 (Call 11/15/18)[a]	16,032	16,341,188
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	9,397	9,536,644
4.50%, 04/29/22[b]	9,291	9,523,958
4.75%, 04/29/25[b]	20,033	20,572,088

		163,477,254
BANKS — 1.76%
BPCE SA
(3 mo. LIBOR US + 12.980%)
12.50%, (Call 09/30/19)[a,b,c,d]	7,428	8,421,495
CIT Group Inc.
3.88%, 02/19/19[a]	13,588	13,668,169

Security	Principal (000s)	Value
5.00%, 08/15/22	$18,336	$18,892,191
5.00%, 08/01/23	11,978	12,333,257
5.38%, 05/15/20	7,634	7,894,510
Deutsche Bank AG
(5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[a,d]	26,195	25,361,245
Deutsche Bank AG/New York NY
(5 year USD ICE Swap + 2.553%)
4.88%, 12/01/32 (Call 12/01/27)[d]	18,501	17,284,054
Fifth Third Bancorp.
(3 mo. LIBOR US + 3.033%) 5.10%, (Call 06/30/23)[a,c,d]	11,300	11,215,250
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	38,573	39,488,981
6.00%, 12/19/23[a]	34,469	36,769,244
6.10%, 06/10/23[a]	16,805	17,948,767
6.13%, 12/15/22	39,802	42,355,927
UniCredit SpA
(5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[a,b,d]	17,194	17,638,259

		269,271,349
BEVERAGES — 0.00%
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	425	423,343

		423,343
BIOTECHNOLOGY — 0.01%
Concordia International Corp.
9.50%, 10/21/22 (Call 12/15/18)[b,e]	9,503	855,270

		855,270
BUILDING MATERIALS — 0.55%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,b]	271	275,743

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Griffon Corp.
5.25%, 03/01/22 (Call 04/02/18)[a]	$13,370	$13,376,685
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[b]	16,727	16,099,737
5.00%, 02/15/27 (Call 02/15/22)[b]	9,095	8,998,366
5.38%, 11/15/24 (Call 11/15/19)[a,b]	17,468	17,861,030
5.50%, 02/15/23 (Call 02/15/19)[a,b]	8,064	8,300,492
6.00%, 10/15/25 (Call 10/15/20)[a,b]	18,745	19,705,681

		84,617,734
CHEMICALS — 1.95%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)[a]	18,527	18,851,222
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	12,556	14,550,246
10.00%, 10/15/25 (Call 10/15/20)[a]	7,977	9,512,573
CF Industries Inc.
3.45%, 06/01/23[a]	12,153	11,757,314
7.13%, 05/01/20	8,603	9,180,980
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)[a]	9,194	9,216,985
6.63%, 05/15/23 (Call 05/15/18)	19,801	20,768,067
7.00%, 05/15/25 (Call 05/15/20)[a]	12,016	12,935,687
Hexion Inc.
6.63%, 04/15/20 (Call 04/02/18)[a]	24,786	23,195,168
10.38%, 02/01/22 (Call 02/01/19)[b]	10,314	10,067,059
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 04/02/18)[a]	10,065	8,096,034

Security	Principal (000s)	Value
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	$9,797	$10,054,171
5.13%, 11/15/22 (Call 08/15/22)	6,379	6,571,095
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a,b]	19,945	19,695,687
5.00%, 05/01/25 (Call 01/31/25)[a,b]	8,368	8,272,553
5.25%, 08/01/23 (Call 08/01/18)[a,b]	6,980	7,103,557
5.25%, 06/01/27 (Call 03/03/27)[a,b]	17,539	17,039,081
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	9,232	8,915,804
5.13%, 09/15/27 (Call 03/15/22)	7,626	7,537,928
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[a,b]	14,341	14,247,274
6.50%, 02/01/22 (Call 04/02/18)[a,b]	17,207	17,680,192
Tronox Finance LLC
7.50%, 03/15/22 (Call 04/02/18)[b]	14,245	14,751,793
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[a,b]	6,606	6,566,175
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	10,449	10,814,715

		297,381,360
COAL — 0.15%
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	16,806	7,562,700
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	6,900	7,084,959
6.38%, 03/31/25 (Call 03/31/20)[a,b]	7,352	7,643,782

		22,291,441

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.43%
ADT Corp. (The)
3.50%, 07/15/22	$17,920	$17,116,801
4.13%, 06/15/23	13,581	13,232,733
6.25%, 10/15/21	16,547	17,612,213
APX Group Inc.
6.38%, 12/01/19 (Call 04/02/18)[a]	317	321,755
7.63%, 09/01/23 (Call 09/01/19)[a]	9,060	9,610,207
7.88%, 12/01/22 (Call 12/01/18)	14,646	15,451,530
8.75%, 12/01/20 (Call 04/02/18)	14,350	14,507,408
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[a,b]	11,307	11,052,592
4.38%, 08/15/27 (Call 08/15/22)[a,b]	8,483	8,218,530
5.63%, 10/01/24 (Call 10/01/19)[a,b]	9,716	10,138,218
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 04/02/18)[a,b]	6,263	6,262,511
5.50%, 04/01/23 (Call 04/02/18)[a]	12,140	12,087,334
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	14,159	12,243,405
5.88%, 10/15/20 (Call 04/02/18)[a]	10,563	10,479,678
6.25%, 10/15/22 (Call 04/02/18)[a]	7,372	6,977,368
7.38%, 01/15/21 (Call 04/02/18)[a]	7,550	7,510,362
7.63%, 06/01/22 (Call 06/01/19)[a,b]	21,957	22,573,818
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	19,716	19,863,870

Security	Principal (000s)	Value
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a,b]	$9,593	$9,576,612
5.50%, 10/01/21 (Call 04/02/18)[a,b]	9,618	9,834,405
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 04/02/18)[a]	12,099	12,137,314
5.00%, 04/15/22 (Call 04/02/18)[a,b]	39,483	39,927,184
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	57,138	62,208,997
RR Donnelley & Sons Co.
6.00%, 04/01/24[a]	362	350,688
7.88%, 03/15/21	6,316	6,587,062
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)[a]	9,524	9,283,505
5.38%, 01/15/22 (Call 04/02/18)[a]	6,482	6,590,573
5.38%, 05/15/24 (Call 05/15/19)[a]	14,016	14,471,520
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a,b]	13,698	13,458,285
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	16,753	17,129,942
4.63%, 10/15/25 (Call 10/15/20)[a]	12,999	12,664,208
4.88%, 01/15/28 (Call 01/15/23)[a]	29,054	28,297,678
5.50%, 07/15/25 (Call 07/15/20)[a]	13,921	14,356,031
5.50%, 05/15/27 (Call 05/15/22)	19,811	20,219,941

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.75%, 11/15/24 (Call 05/15/19)[a]	$14,997	$15,507,648
5.88%, 09/15/26 (Call 09/15/21)[a]	15,851	16,610,203

		524,472,129
COMPUTERS — 1.63%
Dell Inc.
4.63%, 04/01/21[a]	5,754	5,790,721
5.88%, 06/15/19[a]	8,858	9,095,217
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	28,324	29,067,505
7.13%, 06/15/24 (Call 06/15/19)[a,b]	27,466	29,643,230
EMC Corp.
2.65%, 06/01/20	32,567	31,646,982
3.38%, 06/01/23 (Call 03/01/23)	16,956	15,557,130
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a,b]	18,595	18,525,269
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a,b]	15,725	16,295,031
9.25%, 03/01/21 (Call 04/02/18)[a,b]	11,006	11,391,210
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	6,649	6,807,978
NCR Corp.
4.63%, 02/15/21 (Call 04/02/18)[a]	7,835	7,780,435
5.00%, 07/15/22 (Call 04/02/18)[a]	9,292	9,321,867
5.88%, 12/15/21 (Call 04/02/18)[a]	5,779	5,899,740
6.38%, 12/15/23 (Call 12/15/18)[a]	10,831	11,264,240
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a,b]	18,623	18,064,310

Security	Principal (000s)	Value
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)[a]	$22,119	$22,312,541

		248,463,406
COSMETICS & PERSONAL CARE — 0.38%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	8,361	8,622,281
Avon Products Inc.
6.60%, 03/15/20[a]	6,997	7,012,743
7.00%, 03/15/23[a]	7,794	7,068,184
Edgewell Personal Care Co.
4.70%, 05/19/21[a]	9,632	9,660,094
4.70%, 05/24/22[a]	9,031	9,031,000
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 04/02/18)[a,b]	9,803	9,775,769
5.00%, 07/01/25 (Call 07/01/20)[a,b]	7,172	7,010,630

		58,180,701
DISTRIBUTION & WHOLESALE — 0.12%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a,b]	16,892	17,710,206

		17,710,206
DIVERSIFIED FINANCIAL SERVICES — 3.96%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[a]	10,210	10,031,697
4.63%, 12/15/18[a]	201	202,720
5.00%, 04/01/23[a]	9,091	9,385,457
5.13%, 03/15/21[a]	7,140	7,344,000
5.50%, 02/15/22	7,913	8,248,412
6.25%, 12/01/19[a]	7,228	7,526,155
Ally Financial Inc.
3.50%, 01/27/19[a]	222	222,788
3.75%, 11/18/19[a]	11,385	11,447,617
4.13%, 03/30/20[a]	11,099	11,209,990
4.13%, 02/13/22[a]	9,896	9,905,719
4.25%, 04/15/21[a]	8,552	8,626,744
4.63%, 05/19/22[a]	5,880	5,978,000
4.63%, 03/30/25[a]	7,790	7,827,559

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.13%, 09/30/24[a]	$13,330	$13,817,058
5.75%, 11/20/25 (Call 10/20/25)[a]	17,819	18,652,038
7.50%, 09/15/20[a]	11,060	12,032,359
8.00%, 12/31/18[a]	9	9,341
8.00%, 03/15/20[a]	22,731	24,630,509
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 04/02/18)[a]	23,596	23,654,990
6.00%, 08/01/20 (Call 04/02/18)[a]	28,119	28,593,148
6.25%, 02/01/22 (Call 02/01/19)[a]	15,629	15,863,435
6.38%, 12/15/25 (Call 12/15/20)[a]	13,006	13,030,922
6.75%, 02/01/24 (Call 02/01/20)[a]	7,924	8,073,401
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	12,614	10,185,805
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/02/18)[a,b]	7,163	7,185,384
7.25%, 08/15/24 (Call 08/15/20)[a,b]	7,550	7,673,173
7.38%, 04/01/20 (Call 04/02/18)[a,b]	8,631	8,671,031
7.50%, 04/15/21 (Call 04/02/18)[a,b]	6,154	6,330,928
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a,b]	7,460	7,479,471
5.25%, 10/01/25 (Call 10/01/20)[b]	8,154	7,922,352
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 04/02/18)[a]	9,034	9,215,583
7.88%, 10/01/20 (Call 04/02/18)	5,630	5,774,269

Security	Principal (000s)	Value
Navient Corp.
4.88%, 06/17/19[a]	$15,898	$16,054,198
5.00%, 10/26/20[a]	6,954	7,001,441
5.50%, 01/25/23[a]	16,227	16,076,813
5.88%, 03/25/21[a]	9,371	9,625,618
5.88%, 10/25/24[a]	9,714	9,612,445
6.13%, 03/25/24[a]	14,550	14,687,706
6.50%, 06/15/22	15,574	16,213,183
6.63%, 07/26/21	13,549	14,141,769
6.75%, 06/25/25[a]	9,200	9,450,010
7.25%, 01/25/22[a]	13,078	13,965,200
7.25%, 09/25/23[a]	11,198	11,883,478
8.00%, 03/25/20[a]	25,424	27,235,460
8.45%, 06/15/18[a]	189	191,454
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 04/02/18)[b]	428	442,552
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[a,b]	18,689	18,034,885
5.75%, 05/01/25 (Call 05/01/20)[a,b]	21,090	21,218,297
Springleaf Finance Corp.
5.25%, 12/15/19[a]	10,699	10,892,346
5.63%, 03/15/23[a]	14,451	14,306,490
6.13%, 05/15/22[a]	16,934	17,349,791
7.75%, 10/01/21[a]	11,710	12,746,452
8.25%, 12/15/20[a]	15,915	17,331,121

		605,212,764
ELECTRIC — 2.78%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	12,432	12,560,464
5.13%, 09/01/27 (Call 09/01/22)[a]	10,108	10,246,985
5.50%, 03/15/24 (Call 03/15/19)	12,860	13,144,857
5.50%, 04/15/25 (Call 04/15/20)[a]	8,866	9,087,650
6.00%, 05/15/26 (Call 05/15/21)	10,154	10,663,973

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.38%, 07/01/21 (Call 06/01/21)	$11,286	$12,379,155
8.00%, 06/01/20	204	223,380
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	21,400	20,799,668
5.38%, 01/15/23 (Call 10/15/18)[a]	19,756	19,254,075
5.50%, 02/01/24 (Call 02/01/19)[a]	10,201	9,561,313
5.75%, 01/15/25 (Call 10/15/19)[a]	27,455	25,694,327
5.88%, 01/15/24 (Call 11/01/18)[a,b]	7,610	7,743,907
6.00%, 01/15/22 (Call 04/02/18)[a,b]	11,833	12,202,781
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	12,277	13,366,584
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	9,452	9,688,300
7.38%, 11/01/22 (Call 11/01/18)[a]	31,442	33,134,815
7.63%, 11/01/24 (Call 11/01/19)	21,489	23,091,194
8.00%, 01/15/25 (Call 01/15/20)[b]	12,849	13,938,758
8.13%, 01/30/26 (Call 07/30/20)[a,b]	16,047	17,581,494
Enel SpA
(5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[b,d]	1,407	1,692,621
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[a]	6,022	6,008,526
3.70%, 09/01/24 (Call 07/01/24)	6,728	6,570,632
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a,b]	9,349	9,195,780

Security	Principal (000s)	Value
4.50%, 09/15/27 (Call 06/15/27)[a,b]	$9,696	$9,289,307
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a,b]	14,953	14,708,846
6.25%, 07/15/22 (Call 07/15/18)[a]	15,577	16,110,028
6.25%, 05/01/24 (Call 05/01/19)	11,932	12,344,648
6.63%, 01/15/27 (Call 07/15/21)[a]	22,403	23,131,098
7.25%, 05/15/26 (Call 05/15/21)[a]	16,361	17,409,740
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	9,291	8,501,265
6.50%, 06/01/25 (Call 06/01/20)[a]	12,312	9,516,150
9.50%, 07/15/22 (Call 07/15/20)[a,b]	6,062	6,062,000
10.50%, 01/15/26 (Call 01/15/22)[b]	11,006	10,318,125

		425,222,446
ELECTRONICS — 0.00%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)[a]	345	341,759

		341,759
ENERGY – ALTERNATE SOURCES — 0.12%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[b]	7,002	6,841,829
5.00%, 01/31/28 (Call 07/31/27)[b]	11,964	11,650,843

		18,492,672
ENGINEERING & CONSTRUCTION — 0.42%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[a]	16,829	16,256,346
5.75%, 10/15/22 (Call 03/16/18)[a]	13,410	13,997,676

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.88%, 10/15/24 (Call 07/15/24)[a]	$16,163	$16,889,850
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[a,b]	16,355	16,820,095

		63,963,967
ENTERTAINMENT — 2.11%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	9,442	9,149,733
5.88%, 11/15/26 (Call 11/15/21)[a]	10,985	10,614,256
6.13%, 05/15/27 (Call 05/15/22)[a]	8,328	8,082,446
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a,b]	29,868	29,195,970
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	15,638	15,559,810
5.13%, 12/15/22 (Call 04/02/18)[a]	5,721	5,811,821
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)[a]	15,660	16,095,788
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	5,330	5,367,957
4.88%, 11/01/20 (Call 08/01/20)[a]	15,710	16,063,475
5.38%, 11/01/23 (Call 08/01/23)	10,441	10,897,794
5.38%, 04/15/26	17,548	18,094,808
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	10,948	11,309,284
6.25%, 02/15/22 (Call 08/15/21)[a,b]	26,367	27,822,271
6.50%, 02/15/25 (Call 08/15/24)[a,b]	18,840	20,277,935

Security	Principal (000s)	Value
Regal Entertainment Group
5.75%, 03/15/22 (Call 04/02/18)[a]	$11,594	$11,909,523
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[a,b]	15,041	14,871,789
7.00%, 01/01/22 (Call 03/02/18)[b]	14,779	15,554,898
10.00%, 12/01/22 (Call 12/01/18)[a]	36,606	39,797,128
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	16,958	16,925,196
5.50%, 04/15/27 (Call 04/15/22)[a,b]	8,269	8,292,939
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/02/18)[a,b]	10,276	10,661,350

		322,356,171
ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 04/02/18)[a]	12,466	12,528,330
5.25%, 08/01/20 (Call 04/02/18)[a]	5,827	5,848,851
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	7,281	7,332,877
5.88%, 07/01/25 (Call 07/01/20)	6,678	6,686,348
6.38%, 10/01/22 (Call 04/02/18)[a]	5,368	5,479,020
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[b]	6,987	6,978,266

		44,853,692
FOOD — 1.54%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	21,558	18,755,460

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.63%, 06/15/24 (Call 06/15/19)[a]	$22,221	$20,469,707
B&G Foods Inc.
4.63%, 06/01/21 (Call 04/02/18)[a]	11,409	11,363,047
5.25%, 04/01/25 (Call 04/01/20)[a]	16,882	16,248,925
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	15,554	15,690,098
4.88%, 11/01/26 (Call 11/01/21)[a,b]	14,570	14,570,000
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	14,635	14,561,825
5.88%, 09/30/27 (Call 09/30/22)[a,b]	13,940	13,553,862
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	31,629	30,038,061
5.50%, 03/01/25 (Call 03/01/20)[a,b]	16,551	16,629,321
5.63%, 01/15/28 (Call 12/01/22)[a,b]	17,879	17,446,082
5.75%, 03/01/27 (Call 03/01/22)[a,b]	25,385	25,112,111
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 04/02/18)[a]	5,681	5,659,696
6.00%, 02/15/24 (Call 02/15/19)[a,b]	14,448	14,755,020

		234,853,215
FOOD SERVICE — 0.39%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a]	9,760	9,632,876
5.00%, 04/01/25 (Call 04/01/20)[b]	11,353	11,423,048
5.00%, 02/01/28 (Call 02/01/23)[b]	19,052	18,980,555
5.13%, 01/15/24 (Call 01/15/19)	19,035	19,401,355

		59,437,834

Security	Principal (000s)	Value
GAS — 0.42%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$13,408	$13,273,920
5.63%, 05/20/24 (Call 03/20/24)[a]	12,176	12,230,653
5.75%, 05/20/27 (Call 02/20/27)[a]	9,164	9,049,450
5.88%, 08/20/26 (Call 05/20/26)[a]	11,064	11,050,170
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[a]	8,028	7,726,244
7.50%, 11/01/23 (Call 11/01/19)	10,093	10,152,139

		63,482,576
HEALTH CARE – PRODUCTS — 1.32%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[a,b]	26,809	26,809,000
9.00%, 10/01/25 (Call 10/01/20)[a,b]	35,041	35,128,017
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	17,852	17,316,440
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[a,b]	14,272	13,933,040
4.63%, 02/01/28 (Call 02/01/23)[b]	6,844	6,607,169
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 03/16/18)[a,b]	9,347	9,623,162
12.50%, 11/01/21 (Call 05/01/19)[a,b]	6,670	7,518,757
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	8,676	6,845,698

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/02/18)[a,b]	$11,403	$11,103,671
5.50%, 04/15/25 (Call 04/15/20)[a,b]	12,268	9,850,342
5.63%, 10/15/23 (Call 10/15/18)[a,b]	12,970	10,894,800
5.75%, 08/01/22 (Call 04/02/18)[a,b]	13,906	12,313,130
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 04/02/18)[a,b]	23,364	23,217,975
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)[a]	11,380	11,089,404

		202,250,605
HEALTH CARE – SERVICES — 7.41%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 04/02/18)[a]	11,603	11,904,098
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	16,121	16,386,173
4.75%, 01/15/25 (Call 01/15/20)[a]	23,421	23,327,848
5.63%, 02/15/21 (Call 04/02/18)[a]	24,009	24,649,601
6.13%, 02/15/24 (Call 02/15/19)[a]	16,035	16,809,250
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 04/02/18)[a]	17,946	16,569,495
6.25%, 03/31/23 (Call 03/31/20)	54,949	49,742,203
6.88%, 02/01/22 (Call 04/02/18)[a]	49,275	32,028,750
7.13%, 07/15/20 (Call 04/02/18)[a]	20,078	16,954,365
8.00%, 11/15/19 (Call 04/02/18)[a]	32,897	30,993,810

Security	Principal (000s)	Value
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	$27,102	$26,550,282
5.13%, 07/15/24 (Call 07/15/19)[a]	32,633	32,337,169
5.75%, 08/15/22 (Call 04/02/18)[a]	20,962	21,523,019
Encompass Health Corp.
5.75%, 11/01/24 (Call 04/02/18)[a]	20,955	21,125,259
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 04/02/18)[a,b]	13,167	13,247,922
5.63%, 07/15/22 (Call 04/02/18)[a]	16,879	17,168,053
6.25%, 12/01/24 (Call 12/01/19)[a,b]	8,537	8,947,823
HCA Healthcare Inc.
6.25%, 02/15/21[a]	16,241	17,113,954
HCA Inc.
3.75%, 03/15/19[a]	23,675	23,823,679
4.25%, 10/15/19[a]	8,858	8,966,352
4.50%, 02/15/27 (Call 08/15/26)[a]	19,121	18,617,580
4.75%, 05/01/23[a]	19,696	20,040,680
5.00%, 03/15/24[a]	33,066	33,689,936
5.25%, 04/15/25[a]	22,143	22,755,190
5.25%, 06/15/26 (Call 12/15/25)[a]	23,610	24,155,981
5.38%, 02/01/25[a]	44,863	45,648,102
5.88%, 03/15/22[a]	25,996	27,602,217
5.88%, 05/01/23[a]	24,573	25,859,964
5.88%, 02/15/26 (Call 08/15/25)[a]	25,771	26,710,567
6.50%, 02/15/20	49,951	52,579,117
7.50%, 02/15/22	33,772	37,444,705
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/02/18)	9,087	9,215,808
8.00%, 01/15/20	11,339	12,114,007
8.75%, 01/15/23 (Call 04/02/18)[a]	9,444	10,029,389

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a]	$8,163	$7,903,938
5.50%, 12/01/21 (Call 04/02/18)[a]	17,539	17,678,765
5.88%, 12/01/23 (Call 12/01/18)[a]	9,751	9,745,442
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	12,125	12,140,156
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	28,257	29,650,584
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	17,767	17,678,165
4.50%, 04/01/21[a]	14,531	14,495,537
4.63%, 07/15/24 (Call 07/15/20)[b]	34,454	33,032,772
4.75%, 06/01/20	7,026	7,115,581
5.13%, 05/01/25 (Call 05/01/20)[a,b]	24,770	24,034,641
5.50%, 03/01/19[a]	7,229	7,330,042
6.00%, 10/01/20[a]	30,485	31,761,255
6.75%, 06/15/23[a]	31,573	31,484,201
7.00%, 08/01/25 (Call 08/01/20)[a,b]	7,606	7,586,985
7.50%, 01/01/22 (Call 01/01/19)[a,b]	11,279	11,921,198
8.13%, 04/01/22[a]	46,370	48,919,423
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)[a]	21,706	21,924,241

		1,131,035,274
HOLDING COMPANIES – DIVERSIFIED — 0.07%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[a]	10,042	10,562,745

		10,562,745
HOME BUILDERS — 1.67%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)[a]	7,371	7,015,226

Security	Principal (000s)	Value
8.75%, 03/15/22 (Call 03/15/19)[a]	$8,445	$9,099,487
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 04/02/18)[a,b]	8,930	9,086,275
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 04/02/18)[a,b]	7,535	7,764,190
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[b]	8,565	9,346,556
10.50%, 07/15/24 (Call 07/15/20)[a,b]	8,385	9,186,816
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	5,287	5,339,870
7.00%, 12/15/21 (Call 09/15/21)[a]	7,890	8,514,625
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[a]	9,158	9,066,420
4.50%, 06/15/19 (Call 04/16/19)[a]	6,914	6,993,777
4.50%, 11/15/19 (Call 08/15/19)[a]	8,691	8,788,774
4.50%, 04/30/24 (Call 01/31/24)[a]	10,190	10,122,066
4.75%, 04/01/21 (Call 02/01/21)[a]	7,562	7,703,788
4.75%, 11/15/22 (Call 08/15/22)	9,009	9,104,345
4.75%, 05/30/25 (Call 02/28/25)	7,882	7,852,443
4.75%, 11/29/27 (Call 05/29/27)[b]	14,749	14,306,530
4.88%, 12/15/23 (Call 09/15/23)[a]	5,989	6,070,788
5.25%, 06/01/26 (Call 12/01/25)[a,b]	6,740	6,874,800

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.88%, 11/15/24 (Call 05/15/24)[b]	$7,337	$7,832,248
8.38%, 05/15/18[b]	286	288,860
8.38%, 01/15/21[a,b]	7,239	8,075,105
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	9,808	9,911,738
5.00%, 01/15/27 (Call 10/15/26)[a]	12,427	12,293,668
5.50%, 03/01/26 (Call 12/01/25)[a]	11,839	12,037,858
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 04/02/18)[a,b]	8,379	8,454,221
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	1,264	1,188,818
4.38%, 04/15/23 (Call 01/15/23)[a]	7,426	7,441,250
4.88%, 03/15/27 (Call 12/15/26)[a]	9,753	9,704,235
5.88%, 02/15/22 (Call 11/15/21)[a]	8,809	9,345,193
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19[a]	7,076	7,085,828
5.88%, 06/15/24[a]	8,332	8,568,879

		254,464,677
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	10,731	10,570,035
5.63%, 10/15/23 (Call 10/15/18)	6,527	6,571,601

		17,141,636
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a,b]	15,332	14,850,480

Security	Principal (000s)	Value
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	$19,273	$19,935,509
6.63%, 11/15/22 (Call 04/02/18)[a]	8,255	8,546,505

		43,332,494
INSURANCE — 0.46%
Genworth Holdings Inc.
4.80%, 02/15/24[a]	9,221	7,883,955
4.90%, 08/15/23	5,136	4,407,330
7.20%, 02/15/21	364	355,037
7.63%, 09/24/21	10,327	10,120,460
7.70%, 06/15/20	5,757	5,752,572
HUB International Ltd.
7.88%, 10/01/21 (Call 04/02/18)[b]	20,456	21,063,287
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)[a]	7,851	7,833,728
Voya Financial Inc.
(3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a,d]	12,375	12,777,187

		70,193,556
INTERNET — 1.48%
Netflix Inc.
4.38%, 11/15/26[a]	15,932	15,294,720
4.88%, 04/15/28[a,b]	28,502	27,942,529
5.38%, 02/01/21[a]	8,461	8,785,338
5.50%, 02/15/22	11,183	11,631,873
5.75%, 03/01/24	6,003	6,314,747
5.88%, 02/15/25	13,885	14,671,030
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[a]	6,806	6,803,676
4.20%, 09/15/20 [a]	10,148	10,354,318
5.00%, 04/15/25 (Call 04/15/20)[a,b]	19,354	19,668,502
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[a]	11,536	11,665,780
4.75%, 07/15/27 (Call 07/15/22)[a]	10,673	10,406,175

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.25%, 04/01/25 (Call 01/01/25)[a]	$10,550	$10,815,399
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	29,008	29,153,040
6.00%, 04/01/23 (Call 04/02/18)[a]	25,720	26,703,255
6.38%, 05/15/25 (Call 05/15/20)[a]	14,884	15,516,570

		225,726,952
IRON & STEEL — 1.13%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[a]	7,007	7,115,937
7.63%, 10/01/21 (Call 04/02/18)[a]	6,269	6,472,743
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[a]	6,988	7,135,767
7.88%, 08/15/23 (Call 05/15/23)[a]	8,045	8,764,740
ArcelorMittal
5.50%, 08/05/20[a]	10,914	11,391,488
5.75%, 03/01/21	13,185	13,888,749
6.13%, 06/01/25[a]	10,385	11,441,551
6.50%, 02/25/22	11,279	12,252,547
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[b]	7,034	6,886,803
5.75%, 03/01/25 (Call 03/01/20)[a,b]	18,980	18,283,276
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a]	7,906	8,033,484
5.13%, 10/01/21 (Call 04/02/18)[a]	10,281	10,442,559
5.25%, 04/15/23 (Call 04/15/18)	5,989	6,097,839
5.50%, 10/01/24 (Call 10/01/19)[a]	8,208	8,503,488
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)[a]	14,781	15,497,828

Security	Principal (000s)	Value
7.38%, 04/01/20[a]	$5,928	$6,336,921
8.38%, 07/01/21 (Call 07/01/18)[b]	12,677	13,636,293

		172,182,013
LEISURE TIME — 0.18%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	7,452	7,507,890
5.38%, 04/15/23 (Call 04/15/18)[a,b]	8,026	8,086,195
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[b]	5,443	5,306,925
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[b]	6,045	5,886,319

		26,787,329
LODGING — 1.79%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	14,311	15,049,943
6.88%, 05/15/23 (Call 05/15/18)[a]	11,526	12,150,325
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[b]	8,240	8,900,986
10.75%, 09/01/24 (Call 09/01/19)[b]	9,730	10,569,212
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a]	17,804	17,494,210
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[a]	16,310	16,391,550
4.88%, 04/01/27 (Call 04/01/22)	12,342	12,318,859
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	14,365	14,899,183

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	$8,650	$8,437,147
5.25%, 03/31/20[a]	7,468	7,684,572
6.00%, 03/15/23	22,426	23,824,120
6.63%, 12/15/21[a]	20,474	22,123,181
6.75%, 10/01/20[a]	16,470	17,561,137
7.75%, 03/15/22[a]	16,237	18,163,791
8.63%, 02/01/19	10,464	10,974,120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	8,718	8,789,154
5.25%, 05/15/27 (Call 02/15/27)[a,b]	15,309	15,080,838
5.50%, 03/01/25 (Call 12/01/24)[b]	32,331	32,694,724

		273,107,052
MACHINERY — 0.31%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a,b]	18,920	20,480,900
CNH Industrial NV
4.50%, 08/15/23	11,751	12,004,099
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a,b]	13,723	14,529,226

		47,014,225
MANUFACTURING — 0.98%
Bombardier Inc.
5.75%, 03/15/22[b]	7,322	7,278,783
6.00%, 10/15/22 (Call 04/02/18)[a,b]	20,534	20,482,665
6.13%, 01/15/23[a,b]	23,007	23,064,517
7.50%, 12/01/24 (Call 12/01/20)[a,b]	18,337	19,081,941
7.50%, 03/15/25 (Call 03/15/20)[a,b]	26,435	27,087,849
7.75%, 03/15/20[a,b]	13,737	14,679,077
8.75%, 12/01/21[a,b]	24,843	27,288,572

Security	Principal (000s)	Value
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 03/16/18)[a,b]	$11,215	$11,411,262

		150,374,666
MEDIA — 12.46%
Altice Financing SA
6.63%, 02/15/23 (Call 04/02/18)[b]	35,928	35,827,833
7.50%, 05/15/26 (Call 05/15/21)[b]	48,589	48,978,426
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	5,863	5,987,065
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	24,692	21,780,648
7.75%, 05/15/22 (Call 04/02/18)[a,b]	52,466	49,055,710
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	19,370	19,708,975
5.50%, 05/15/26 (Call 05/15/21)[b]	26,126	25,885,641
AMC Networks Inc.
4.75%, 12/15/22 (Call 04/02/18)	9,872	9,969,980
4.75%, 08/01/25 (Call 08/01/21)[a]	12,252	11,853,810
5.00%, 04/01/24 (Call 04/01/20)[a]	16,088	16,058,749
Cablevision Systems Corp.
5.88%, 09/15/22[a]	10,784	10,818,448
8.00%, 04/15/20[a]	8,552	9,071,133
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[a,b]	7,555	7,356,681
5.00%, 02/01/28 (Call 08/01/22)[a,b]	43,447	41,124,758
5.13%, 02/15/23 (Call 04/02/18)[a]	17,438	17,743,165
5.13%, 05/01/23 (Call 05/01/18)[a,b]	21,656	22,062,050

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.13%, 05/01/27 (Call 05/01/22)[b]	$54,885	$52,849,864
5.25%, 03/15/21 (Call 04/02/18)[a]	7,206	7,300,579
5.25%, 09/30/22 (Call 04/02/18)[a]	22,377	22,796,569
5.38%, 05/01/25 (Call 05/01/20)[a,b]	14,066	14,094,923
5.50%, 05/01/26 (Call 05/01/21)[b]	26,201	26,170,979
5.75%, 09/01/23 (Call 04/02/18)[a]	7,479	7,631,696
5.75%, 01/15/24 (Call 07/15/18)	15,620	15,939,234
5.75%, 02/15/26 (Call 02/15/21)[b]	41,750	42,324,062
5.88%, 04/01/24 (Call 04/01/19)[a,b]	27,684	28,594,804
5.88%, 05/01/27 (Call 05/01/21)[a,b]	12,056	12,236,840
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 04/02/18)[a,b]	21,282	21,214,470
6.38%, 09/15/20 (Call 04/02/18)[b]	17,263	17,478,787
7.75%, 07/15/25 (Call 07/15/20)[b]	11,044	11,789,470
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 04/02/18)[a]	47,073	48,427,270
Series B
7.63%, 03/15/20 (Call 04/02/18)[a]	33,109	32,892,136
CSC Holdings LLC
5.25%, 06/01/24	13,987	13,451,199
5.38%, 02/01/28 (Call 02/01/23)[b]	16,117	15,704,002
5.50%, 04/15/27 (Call 04/15/22)[a,b]	22,091	21,759,635
6.63%, 10/15/25 (Call 10/15/20)[b]	16,601	17,493,304

Security	Principal (000s)	Value
6.75%, 11/15/21[a]	$16,889	$17,789,332
8.63%, 02/15/19[a]	6,476	6,751,230
10.13%, 01/15/23 (Call 01/15/19)[b]	28,186	31,481,995
10.88%, 10/15/25 (Call 10/15/20)[a,b]	26,223	30,975,919
DISH DBS Corp.
5.00%, 03/15/23[a]	26,339	24,149,571
5.13%, 05/01/20[a]	17,688	17,694,803
5.88%, 07/15/22[a]	34,112	33,109,960
5.88%, 11/15/24[a]	34,697	32,360,289
6.75%, 06/01/21[a]	34,567	35,578,085
7.75%, 07/01/26[a]	36,784	36,278,220
7.88%, 09/01/19[a]	23,052	24,319,860
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	7,914	7,754,929
5.88%, 07/15/26 (Call 07/15/21)[a,b]	11,277	11,150,134
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 04/02/18)[e]	30,084	23,843,920
9.00%, 03/01/21 (Call 04/02/18)[e]	30,440	24,199,800
9.00%, 09/15/22 (Call 04/02/18)[e]	17,715	13,979,349
10.63%, 03/15/23 (Call 04/02/18)[e]	19,578	15,494,356
11.25%, 03/01/21 (Call 04/02/18)[e]	10,911	8,674,245
11.25%, 03/01/21 (Call 04/02/18)[b,e]	11,032	8,274,000
LIN Television Corp.
5.88%, 11/15/22 (Call 03/12/18)	5,842	6,028,546
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[b]	23,977	24,677,639
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	15,602	15,661,158
Quebecor Media Inc.
5.75%, 01/15/23[a]	15,333	15,888,821

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
SFR Group SA
6.00%, 05/15/22 (Call 04/03/18)[b]	$68,707	$66,838,170
6.25%, 05/15/24 (Call 05/15/19)[b]	24,037	22,315,576
7.38%, 05/01/26 (Call 05/01/21)[b]	90,033	86,845,328
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	6,320	6,079,614
5.38%, 04/01/21 (Call 03/16/18)[a]	8,665	8,763,466
5.63%, 08/01/24 (Call 08/01/19)[a,b]	13,256	13,436,764
6.13%, 10/01/22 (Call 03/16/18)[a]	7,585	7,797,802
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[b]	18,251	17,954,421
4.63%, 05/15/23 (Call 05/15/18)[a,b]	7,353	7,334,618
5.00%, 08/01/27 (Call 08/01/22)[b]	27,194	26,457,497
5.38%, 04/15/25 (Call 04/15/20)[b]	17,506	17,746,707
5.38%, 07/15/26 (Call 07/15/21)[a,b]	17,302	17,506,020
6.00%, 07/15/24 (Call 07/15/19)[a,b]	23,600	24,685,968
TEGNA Inc.
5.13%, 10/15/19 (Call 04/02/18)	361	365,964
5.13%, 07/15/20 (Call 04/02/18)[a]	8,848	8,964,130
6.38%, 10/15/23 (Call 10/15/18)[a]	10,061	10,478,811
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[b]	20,600	19,835,740
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	17,379	17,683,132

Security	Principal (000s)	Value
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	$14,993	$15,742,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	9,207	9,369,912
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	23,083	21,871,142
5.13%, 02/15/25 (Call 02/15/20)[a,b]	25,017	23,109,454
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[b]	8,530	8,018,200
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	19,473	19,326,952
Viacom Inc.
(3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[d]	12,911	13,004,357
(3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[a,d]	9,698	9,940,450
Videotron Ltd.
5.00%, 07/15/22[a]	13,125	13,387,500
5.13%, 04/15/27 (Call 04/15/22)[a,b]	9,926	10,005,904
5.38%, 06/15/24 (Call 03/15/24)[a,b]	9,649	10,011,899
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	6,178	6,073,746
6.00%, 10/15/24 (Call 10/15/19)[a,b]	7,991	8,028,467
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,503	8,747,461
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	7,971	8,236,700
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,023	18,629,330

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 01/15/25 (Call 01/15/19)[a,b]	$5,779	$5,807,895
5.50%, 08/15/26 (Call 08/15/21)[a,b]	12,559	12,353,660
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[a,b]	6,957	6,692,286
6.00%, 01/15/27 (Call 01/15/22)[a,b]	12,157	11,565,942
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	34,451	33,029,896

		1,903,592,587
METAL FABRICATE & HARDWARE — 0.32%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a,b]	28,127	28,408,270
6.25%, 08/15/24 (Call 08/15/19)[a,b]	19,969	20,542,895

		48,951,165
MINING — 1.83%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a,b]	13,865	14,881,246
7.00%, 09/30/26 (Call 09/30/21)[a,b]	9,599	10,362,421
Aleris International Inc.
7.88%, 11/01/20 (Call 04/02/18)[a]	8,506	8,418,813
9.50%, 04/01/21 (Call 04/02/18)[b]	13,038	13,647,526
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a,b]	7,624	7,680,386
5.88%, 02/15/26 (Call 11/15/20)[a,b]	8,604	8,690,040
6.63%, 03/01/25 (Call 03/01/20)[a,b]	9,852	10,209,135
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a,b]	11,559	11,573,449
5.13%, 05/15/24 (Call 02/15/24)[a,b]	11,726	11,697,532

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
3.10%, 03/15/20	$15,995	$15,775,569
3.55%, 03/01/22 (Call 12/01/21)[a]	33,854	32,894,960
3.88%, 03/15/23 (Call 12/15/22)[a]	34,860	33,845,574
4.00%, 11/14/21	9,636	9,570,355
4.55%, 11/14/24 (Call 08/14/24)[a]	15,001	14,700,165
6.75%, 02/01/22 (Call 04/02/18)[a]	3,411	3,516,883
6.88%, 02/15/23 (Call 02/15/20)	11,825	12,717,861
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[a,b]	8,400	8,137,374
5.13%, 09/01/21 (Call 06/01/21)	8,578	8,856,785
5.95%, 03/15/24 (Call 12/15/23)[a]	7,890	8,421,694
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[b]	147	155,444
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	12,168	11,857,777
4.75%, 01/15/22 (Call 10/15/21)	10,774	10,999,608
8.50%, 06/01/24 (Call 06/01/19)[b]	9,191	10,227,429

		278,838,026
OFFICE & BUSINESS EQUIPMENT — 0.21%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 04/02/18)[a]	7,902	8,004,597
5.00%, 09/01/25 (Call 03/01/20)[a]	11,367	11,431,585
5.50%, 12/01/24 (Call 06/01/24)	11,914	12,390,560

		31,826,742
OIL & GAS — 9.31%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a]	11,522	11,599,552

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.13%, 12/01/22 (Call 04/02/18)[a]	$17,618	$17,807,732
5.38%, 11/01/21 (Call 04/02/18)[a]	15,542	15,878,402
5.63%, 06/01/23 (Call 06/01/18)[a]	12,830	13,135,656
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,b]	27,288	29,224,397
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	39,828	31,563,690
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/02/18)[a]	14,864	14,529,560
11.50%, 01/15/21 (Call 04/15/18)[a,b]	5,923	6,637,380
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	10,843	10,838,072
7.50%, 09/15/20 (Call 04/02/18)[a]	8,587	8,758,740
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/02/18)[a]	8,939	8,383,665
6.13%, 02/15/21[a]	10,689	10,760,260
6.63%, 08/15/20	6,070	6,250,279
8.00%, 12/15/22 (Call 12/15/18)[a,b]	23,109	24,639,971
8.00%, 01/15/25 (Call 01/15/20)[a,b]	22,949	22,538,335
8.00%, 06/15/27 (Call 06/15/22)[a,b]	22,401	21,490,959
Citgo Holding Inc.
10.75%, 02/15/20[b]	27,799	29,786,628
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/02/18)[a]	32,528	32,763,828
8.00%, 04/01/23 (Call 04/02/18)[a]	7,431	7,846,672

Security	Principal (000s)	Value
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	$16,840	$16,286,929
4.38%, 01/15/28 (Call 10/15/27)[a,b]	18,398	17,961,047
4.50%, 04/15/23 (Call 01/15/23)[a]	26,644	26,853,446
5.00%, 09/15/22 (Call 04/02/18)[a]	31,823	32,301,141
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[a,b]	17,006	16,696,271
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	12,821	13,142,526
9.25%, 03/31/22 (Call 03/31/19)[a,b]	14,109	14,427,810
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[a]	9,983	10,160,822
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a]	9,426	9,337,396
5.38%, 05/31/25 (Call 05/31/20)[a]	9,070	9,141,804
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[a,b]	11,458	11,372,065
5.75%, 01/30/28 (Call 01/30/23)[a,b]	8,304	8,304,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	10,659	8,610,104
5.20%, 03/15/25 (Call 12/15/24)[a]	12,898	10,697,279
7.75%, 02/01/26	17,163	16,144,445
8.00%, 01/31/24 (Call 10/31/23)	270	267,300
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	888	479,520

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
8.00%, 11/29/24 (Call 11/30/19)[a,b]	$7,919	$8,156,570
8.00%, 02/15/25 (Call 02/15/20)[b]	16,959	11,701,710
9.38%, 05/01/24 (Call 05/01/20)[b]	18,403	13,526,205
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[b]	10,014	9,816,849
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a]	11,315	11,094,357
6.38%, 05/15/25 (Call 05/15/20)[a]	9,537	9,384,775
6.38%, 01/15/26 (Call 01/15/21)[a,b]	7,973	7,858,587
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	8,054	8,104,338
5.75%, 10/01/25 (Call 04/01/20)[b]	8,946	9,045,524
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/02/18)	6,600	4,273,500
9.25%, 03/15/23 (Call 03/15/20)[b]	7,336	7,207,620
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 04/02/18)[a,b]	18,109	8,601,775
MEG Energy Corp.
6.38%, 01/30/23 (Call 04/02/18)[a,b]	13,137	11,245,570
6.50%, 01/15/25 (Call 01/15/20)[a,b]	13,517	13,263,556
7.00%, 03/31/24 (Call 09/30/18)[a,b]	18,541	15,787,799
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	8,138	7,945,853
4.45%, 12/01/22 (Call 09/01/22)[a]	10,334	10,199,658

Security	Principal (000s)	Value
5.75%, 08/15/25 (Call 08/15/20)[a]	$9,900	$9,853,470
6.88%, 08/15/24 (Call 08/15/19)[a]	9,193	9,645,337
Nabors Industries Inc.
4.63%, 09/15/21[a]	10,888	10,630,260
5.00%, 09/15/20[a]	11,053	11,081,696
5.50%, 01/15/23 (Call 11/15/22)[a]	9,247	9,162,477
5.75%, 02/01/25 (Call 11/01/24)[a,b]	15,054	14,367,161
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	12,468	12,868,223
5.63%, 07/01/24[a]	18,496	19,456,009
5.75%, 01/30/22[a]	11,463	12,075,829
Noble Holding International Ltd.
7.70%, 04/01/25 (Call 01/01/25)[a]	7,362	6,515,370
7.75%, 01/15/24 (Call 10/15/23)[a]	16,248	14,826,300
7.88%, 02/01/26 (Call 02/01/21)[a,b]	11,145	11,127,614
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 04/02/18)[a]	14,451	14,830,339
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	8,700	8,569,500
5.38%, 01/15/25 (Call 01/15/20)[a,b]	11,577	11,488,688
5.63%, 10/15/27 (Call 10/15/22)[a,b]	12,062	11,984,900
6.25%, 06/01/24 (Call 06/01/19)[a,b]	5,606	5,806,032
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	7,749	8,020,215
7.25%, 06/15/25 (Call 06/15/20)[a]	12,881	13,299,925

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[a,b]	$11,015	$10,901,545
6.13%, 09/15/24 (Call 09/15/19)[a]	6,077	6,213,733
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	8,145	7,742,501
7.13%, 01/15/26 (Call 11/15/20)[b]	6,074	6,115,759
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)[b]	4,825	4,712,417
5.13%, 10/06/24 (Call 10/06/20)[b]	12,725	12,849,705
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	13,583	13,453,163
5.38%, 10/01/22 (Call 07/01/22)[a]	7,430	7,515,909
5.63%, 03/01/26 (Call 12/01/25)[a]	8,598	8,447,535
6.88%, 03/01/21[a]	333	354,090
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	13,998	13,387,708
5.00%, 08/15/22 (Call 05/15/22)	9,064	8,889,500
5.00%, 03/15/23 (Call 12/15/22)[a]	14,609	14,206,987
5.75%, 06/01/21 (Call 03/01/21)[a]	7,369	7,545,242
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	11,132	10,431,191
7.38%, 06/15/25 (Call 03/15/25)[a]	9,319	9,206,396
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a]	8,242	8,293,512
6.63%, 10/01/22 (Call 04/03/18)	10,937	11,386,722

Security	Principal (000s)	Value
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	$21,125	$16,028,594
7.25%, 02/15/23 (Call 02/15/20)[b]	8,000	8,090,635
7.75%, 06/15/21 (Call 04/02/18)[a]	11,833	11,263,537
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[a,b]	13,416	13,181,220
6.75%, 05/01/23 (Call 05/01/18)[b]	6,688	6,971,480
6.88%, 06/30/23 (Call 06/30/18)[a,b]	6,224	6,510,564
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	9,475	8,966,508
5.63%, 06/01/25 (Call 06/01/20)[a]	9,663	9,194,344
6.13%, 11/15/22 (Call 11/15/18)[a]	8,631	8,703,202
6.75%, 09/15/26 (Call 09/15/21)[a]	8,339	8,361,286
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	16,826	15,776,712
6.70%, 01/23/25 (Call 10/23/24)	17,088	16,718,947
7.50%, 04/01/26 (Call 04/01/21)[a]	10,969	11,071,834
7.75%, 10/01/27 (Call 10/01/22)[a]	8,405	8,554,089
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[b]	13,560	13,461,676
5.50%, 02/15/26 (Call 02/15/21)[b]	12,605	12,593,577
5.88%, 03/15/28 (Call 03/15/23)[b]	8,171	8,174,972
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[a]	8,219	8,013,525

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.50%, 01/15/26 (Call 01/15/21)[a,b]	$13,084	$13,210,751
8.38%, 12/15/21[a]	321	349,890
9.00%, 07/15/23 (Call 07/15/20)[b]	21,885	23,476,221
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a,b]	11,214	10,176,705
7.13%, 04/15/25 (Call 04/15/20)[a,b]	11,146	9,699,342
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[a]	13,242	13,573,050
6.25%, 04/01/23 (Call 01/01/23)[a]	7,668	7,811,775
6.63%, 01/15/26 (Call 10/15/25)[b]	19,052	19,375,884
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	12,293	12,300,013
6.00%, 01/15/22 (Call 10/15/21)	17,834	18,522,444
7.50%, 08/01/20 (Call 07/01/20)	418	448,590
8.25%, 08/01/23 (Call 06/01/23)	9,303	10,540,009

		1,422,216,265
OIL & GAS SERVICES — 0.66%
CGG SA
6.50%, 06/01/21[a,e,f]	6,202	3,318,070
6.88%, 01/15/22[a,e,f]	5,118	2,738,130
SESI LLC
7.13%, 12/15/21 (Call 04/02/18)[a]	12,072	12,309,442
7.75%, 09/15/24 (Call 09/15/20)[a,b]	8,067	8,385,554
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a,b]	7,788	8,386,379
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	7,746	7,946,155

Security	Principal (000s)	Value
Weatherford International LLC
9.88%, 03/01/25 (Call 12/01/24)[b]	$10,395	$10,291,050
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	9,650	8,468,803
7.75%, 06/15/21 (Call 05/15/21)[a]	12,962	12,962,000
8.25%, 06/15/23 (Call 03/15/23)[a]	12,928	12,477,048
9.88%, 02/15/24 (Call 11/15/23)[a]	12,892	12,847,431

		100,130,062
PACKAGING & CONTAINERS — 2.82%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a,b]	11,619	11,577,992
4.63%, 05/15/23 (Call 05/15/19)[a,b]	17,617	17,592,882
6.00%, 06/30/21 (Call 03/12/18)[b]	6,344	6,472,100
6.00%, 02/15/25 (Call 02/15/20)[a,b]	29,516	30,239,142
7.25%, 05/15/24 (Call 05/15/19)[a,b]	25,673	27,566,384
Ball Corp.
4.00%, 11/15/23[a]	15,986	15,819,004
4.38%, 12/15/20[a]	16,061	16,373,436
5.00%, 03/15/22[a]	12,309	12,760,776
5.25%, 07/01/25[a]	18,663	19,578,683
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[b]	10,951	10,649,847
5.13%, 07/15/23 (Call 07/15/18)[a]	12,501	12,745,825
5.50%, 05/15/22 (Call 04/02/18)[a]	7,590	7,789,238
6.00%, 10/15/22 (Call 10/15/18)	5,319	5,529,386
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a,b]	26,254	26,844,715

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.25%, 04/15/25 (Call 04/15/20)[a,b]	$22,218	$22,876,208
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	19,799	19,957,392
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a]	7,754	7,329,911
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[b]	2,300	2,265,822
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	7,361	7,508,220
5.88%, 08/15/23[b]	14,131	14,688,211
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a,b]	28,251	28,780,706
5.75%, 10/15/20 (Call 04/03/18)[a]	52,244	52,889,573
6.88%, 02/15/21 (Call 04/02/18)[a]	3,987	4,036,525
7.00%, 07/15/24 (Call 07/15/19)[a,b]	12,933	13,628,149
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	6,168	6,340,870
5.13%, 12/01/24 (Call 09/01/24)[a,b]	7,510	7,735,300
5.25%, 04/01/23 (Call 01/01/23)[a,b]	6,482	6,660,255
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,380	7,716,293
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,180	6,579,125

		430,531,970

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.44%
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[b]	$26,702	$20,026,500
6.00%, 02/01/25 (Call 02/01/20)[a,b]	21,295	15,279,163
Endo Finance LLC
5.75%, 01/15/22 (Call 04/02/18)[a,b]	11,565	9,454,388
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 04/02/18)[a,b]	12,442	9,318,644
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 04/02/18)[b]	27,359	27,290,602
5.50%, 03/01/23 (Call 04/02/18)[b]	15,595	13,821,069
5.50%, 11/01/25 (Call 11/01/20)[b]	28,509	28,153,615
5.63%, 12/01/21 (Call 04/02/18)[a,b]	15,277	14,448,701
5.88%, 05/15/23 (Call 05/15/18)[b]	56,596	50,370,440
6.13%, 04/15/25 (Call 04/15/20)[a,b]	56,434	49,661,920
6.50%, 03/15/22 (Call 03/15/19)[b]	20,426	21,319,638
6.75%, 08/15/21 (Call 04/02/18)[b]	11,323	11,066,210
7.00%, 03/15/24 (Call 03/15/20)[a,b]	35,176	37,154,650
7.25%, 07/15/22 (Call 04/02/18)[b]	11,653	11,333,175
7.50%, 07/15/21 (Call 04/02/18)[a,b]	26,887	26,996,992
9.00%, 12/15/25 (Call 12/15/21)[a,b]	26,594	26,774,610

		372,470,317

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PIPELINES — 3.10%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	$573	$588,070
5.50%, 10/15/19 (Call 09/15/19)	368	379,518
6.25%, 10/15/22 (Call 10/15/18)[a]	145	151,887
Buckeye Partners LP
(3 mo. LIBOR US + 2.084%)
6.38%, 01/22/78 (Call 01/22/23)[d]	6,966	6,943,923
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)[a]	25,131	25,367,528
5.88%, 03/31/25 (Call 10/02/24)	25,623	27,061,245
7.00%, 06/30/24 (Call 01/01/24)[a]	22,678	25,399,360
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a,b]	26,605	26,871,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[a]	8,323	8,424,957
6.25%, 04/01/23 (Call 04/02/18)[a]	10,550	10,870,621
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	11,545	11,254,932
4.75%, 09/30/21 (Call 06/30/21)[a,b]	9,420	9,578,056
5.35%, 03/15/20[a,b]	9,480	9,711,312
(3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b,d]	8,369	7,908,705
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)[a]	16,340	16,033,625

Security	Principal (000s)	Value
5.50%, 06/01/27 (Call 03/01/27)[a]	$16,459	$16,964,140
5.88%, 01/15/24 (Call 10/15/23)[a]	19,726	20,796,135
7.50%, 10/15/20	19,548	21,144,900
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	6,274	6,266,157
6.25%, 05/15/26 (Call 02/15/21)[a]	7,839	7,582,092
6.50%, 10/01/25 (Call 10/01/20)[a]	8,635	8,591,054
6.75%, 08/01/22 (Call 08/01/18)	11,139	11,431,399
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a,b]	10,886	10,914,349
4.88%, 08/15/27 (Call 02/15/27)[a,b]	11,640	11,756,400
NuStar Logistics LP
4.80%, 09/01/20	6,856	6,881,710
5.63%, 04/28/27 (Call 01/28/27)[a]	9,901	9,814,366
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	19,217	19,961,659
6.00%, 01/15/19[a,b]	177	181,425
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 03/16/18)[a]	5,836	5,773,712
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a,b]	11,809	12,207,318
5.50%, 01/15/28 (Call 01/15/23)[b]	13,164	13,216,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 04/02/18)	10,847	10,894,908

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 05/15/18)	$9,552	$9,315,759
5.00%, 01/15/28 (Call 01/15/23)[a,b]	13,108	12,731,145
5.13%, 02/01/25 (Call 02/01/20)[a]	7,275	7,228,882
5.25%, 05/01/23 (Call 04/02/18)	8,918	9,068,536
5.38%, 02/01/27 (Call 02/01/22)[a]	8,031	8,050,249
6.75%, 03/15/24 (Call 09/15/19)[a]	9,122	9,671,854
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	15,485	15,020,286
4.55%, 06/24/24 (Call 03/24/24)[a]	20,702	20,810,087

		472,819,967
REAL ESTATE — 0.30%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a,b]	18,159	17,863,916
Kennedy-Wilson Inc.
5.88%, 04/01/24[b]	2,810	2,771,363
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	6,196	6,288,940
4.88%, 06/01/23 (Call 03/01/23)[a,b]	9,828	9,491,279
5.25%, 12/01/21 (Call 04/02/18)[a,b]	9,500	9,618,750

		46,034,248
REAL ESTATE INVESTMENT TRUSTS — 2.59%
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	11,617	11,718,649
5.38%, 03/15/27 (Call 03/15/22)	10,105	10,154,959
Equinix Inc.
5.38%, 01/01/22 (Call 04/02/18)[a]	12,038	12,489,425

Security	Principal (000s)	Value
5.38%, 04/01/23 (Call 04/02/18)	$16,598	$17,009,924
5.38%, 05/15/27 (Call 05/15/22)[a]	22,577	23,056,761
5.75%, 01/01/25 (Call 01/01/20)[a]	8,315	8,686,947
5.88%, 01/15/26 (Call 01/15/21)[a]	19,473	20,397,967
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	24,150	24,089,625
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/09/18)	346	352,488
6.00%, 06/01/25 (Call 06/01/20)	152	155,610
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a,b]	7,745	7,791,646
4.88%, 09/15/27 (Call 09/15/22)[b]	17,639	16,624,757
5.25%, 03/15/28 (Call 12/27/22)[a,b]	14,243	13,572,826
5.75%, 08/15/24 (Call 04/02/18)[a]	15,496	15,422,042
6.00%, 08/15/23 (Call 08/15/18)[a]	9,246	9,604,283
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)[a]	5,891	5,902,782
5.00%, 07/01/19 (Call 04/02/18)[a]	10,765	10,762,309
5.25%, 09/15/22 (Call 09/15/19)[a]	8,373	8,190,887
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	8,068	7,725,110
5.63%, 05/01/24 (Call 02/01/24)[a]	19,937	20,607,382

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)[a]	$23,811	$23,104,787
5.25%, 08/01/26 (Call 08/01/21)[a]	8,156	8,074,440
6.38%, 03/01/24 (Call 03/01/19)[a]	7,522	7,902,801
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a,b]	14,659	14,326,883
4.88%, 07/15/22 (Call 04/02/18)[a]	12,762	12,914,688
4.88%, 09/01/24 (Call 09/01/19)[a]	19,900	19,601,500
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[b]	7,511	7,445,279
4.75%, 03/15/25 (Call 09/15/24)[a,b]	10,097	9,740,163
5.00%, 12/15/21 (Call 09/15/21)[a]	10,921	11,140,195
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)[b]	9,435	8,456,119
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	9,211	8,911,643
8.25%, 10/15/23 (Call 04/15/19)[a]	20,793	19,441,455

		395,376,332
RETAIL — 3.73%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	28,593	27,383,753
4.63%, 01/15/22 (Call 04/02/18)[b]	21,236	21,364,302
5.00%, 10/15/25 (Call 10/15/20)[b]	50,027	48,784,665

Security	Principal (000s)	Value
Beacon Escrow Corp.
4.88%, 11/01/25 (Call 11/01/20)[b]	$21,695	$21,155,337
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 04/02/18)[a,b]	17,628	12,119,250
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/18)	12,065	12,214,808
5.75%, 03/01/23 (Call 04/02/18)[a]	41,017	42,570,215
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 04/02/18)[a]	7,962	7,535,148
6.75%, 01/15/22 (Call 04/02/18)[a]	7,113	6,612,665
6.75%, 06/15/23 (Call 06/15/19)[a]	8,200	7,482,500
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a,b]	23,233	23,784,784
8.75%, 10/01/25 (Call 10/01/20)[b]	10,568	11,098,601
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	5,625	5,593,359
5.88%, 07/01/23 (Call 07/01/19)[a,b]	10,307	9,852,461
8.13%, 10/01/19	67	70,266
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a,b]	12,201	11,892,519
5.00%, 06/01/24 (Call 06/01/19)[a,b]	17,119	17,262,207
5.25%, 06/01/26 (Call 06/01/21)[a,b]	17,457	17,633,249
L Brands Inc.
5.25%, 02/01/28	9,101	8,743,054
5.63%, 02/15/22[a]	15,984	16,642,141
5.63%, 10/15/23[a]	8,531	8,943,687
6.63%, 04/01/21[a]	16,139	17,243,553
7.00%, 05/01/20	6,716	7,163,734

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 04/02/18)[a,b]	$15,308	$9,261,340
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)[a]	7,495	7,457,525
5.75%, 10/01/22 (Call 04/02/18)[a]	8,524	8,745,091
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a,b]	24,215	18,778,733
7.13%, 03/15/23 (Call 04/02/18)[a,b]	30,660	19,542,684
8.88%, 06/01/25 (Call 06/01/20)[a,b]	12,901	8,208,261
QVC Inc.
3.13%, 04/01/19[a]	5,310	5,307,835
4.38%, 03/15/23[a]	13,071	13,046,270
4.45%, 02/15/25 (Call 11/15/24)[a]	12,308	12,174,826
4.85%, 04/01/24[a]	10,523	10,658,728
5.13%, 07/02/22[a]	8,473	8,761,018
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/02/18)[a,b]	31,001	31,233,508
6.75%, 06/15/21 (Call 04/02/18)[a]	13,702	13,982,549
9.25%, 03/15/20 (Call 04/02/18)[a]	13,968	14,125,140
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	18,435	17,697,600
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	7,927	7,728,825

		569,856,191
SEMICONDUCTORS — 1.09%
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/01/18)[b]	8,269	8,489,753
5.50%, 02/01/25 (Call 08/01/19)	7,092	7,352,308

Security	Principal (000s)	Value
5.63%, 01/15/26 (Call 05/01/20)[b]	$362	$374,670
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	400	400,250
3.88%, 09/01/22[a,b]	18,318	18,316,855
4.13%, 06/15/20[a,b]	9,966	10,135,847
4.13%, 06/01/21[a,b]	20,940	21,264,570
4.63%, 06/15/22[a,b]	6,551	6,735,701
4.63%, 06/01/23[a,b]	15,305	15,756,077
5.75%, 03/15/23 (Call 04/02/18)[a,b]	7,377	7,595,795
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	7,771	8,263,973
7.00%, 12/01/25 (Call 12/01/20)[a]	9,308	10,122,450
Sensata Technologies BV
4.88%, 10/15/23[a,b]	11,489	11,675,696
5.00%, 10/01/25[a,b]	15,403	15,528,149
5.63%, 11/01/24[a,b]	7,833	8,373,869
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	15,813	16,783,743

		167,169,706
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 11/15/25 (Call 11/15/20)[a,b]	1,260	1,336,381

		1,336,381
SOFTWARE — 3.02%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 04/02/18)[b]	32,817	32,908,366
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[b]	10,269	10,188,902
5.00%, 10/15/24 (Call 07/15/24)[a]	7,332	7,423,650

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	$17,927	$17,882,182
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	34,456	34,734,167
5.38%, 08/15/23 (Call 08/15/18)[a,b]	21,819	22,282,654
5.75%, 01/15/24 (Call 01/15/19)[a,b]	39,653	40,446,060
7.00%, 12/01/23 (Call 12/01/18)[a,b]	56,137	59,084,192
Infor U.S. Inc.
5.75%, 08/15/20 (Call 03/16/18)[a,b]	7,459	7,628,900
6.50%, 05/15/22 (Call 05/15/18)[a]	30,024	30,702,542
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	9,025	8,974,234
5.25%, 11/15/24 (Call 11/15/19)[a,b]	13,347	13,636,057
5.75%, 08/15/25 (Call 08/15/20)[a,b]	14,554	15,245,315
Nuance Communications Inc.
5.38%, 08/15/20 (Call 04/02/18)[a,b]	6,200	6,251,150
5.63%, 12/15/26 (Call 12/15/21)	9,186	9,298,992
Open Text Corp.
5.63%, 01/15/23 (Call 04/02/18)[a,b]	12,674	13,174,623
5.88%, 06/01/26 (Call 06/01/21)[a,b]	17,050	17,668,063
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	12,071	12,327,173
5.00%, 10/15/26 (Call 10/15/21)[b]	19,021	19,062,276
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	22,395	23,322,377

Security	Principal (000s)	Value
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	$33,400	$37,626,770
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a,b]	7,521	7,590,795
10.50%, 02/01/24 (Call 02/01/19)[a,b]	13,700	13,083,500

		460,542,940
TELECOMMUNICATIONS — 9.42%
Anixter Inc.
5.13%, 10/01/21[a]	6,318	6,491,745
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[b]	12,235	12,647,931
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a]	10,090	9,149,243
5.80%, 03/15/22[a]	24,422	24,052,278
6.45%, 06/15/21[a]	21,257	21,765,584
Series V 5.63%, 04/01/20	18,182	18,445,374
Series W 6.75%, 12/01/23[a]	11,944	11,752,625
Series Y
7.50%, 04/01/24 (Call 01/01/24)[a]	17,091	17,210,282
CommScope Inc.
5.00%, 06/15/21 (Call 04/02/18)[a,b]	9,634	9,790,553
5.50%, 06/15/24 (Call 06/15/19)[b]	11,476	11,690,288
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a,b]	13,099	12,786,534
6.00%, 06/15/25 (Call 06/15/20)[a,b]	24,881	25,737,698
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	12,073	10,322,415
6.88%, 01/15/25 (Call 10/15/24)[a]	13,594	8,296,338

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.13%, 03/15/19	$5,993	$6,082,895
7.13%, 01/15/23[a]	16,761	11,162,028
7.63%, 04/15/24[a]	12,287	7,787,695
8.13%, 10/01/18	6,968	7,077,964
8.50%, 04/15/20	10,531	10,308,413
8.75%, 04/15/22	8,138	6,408,675
8.88%, 09/15/20 (Call 06/15/20)[a]	345	344,244
9.25%, 07/01/21	8,880	8,192,910
10.50%, 09/15/22 (Call 06/15/22)[a]	38,630	32,997,607
11.00%, 09/15/25 (Call 06/15/25)[a]	62,620	48,608,775
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	13,736	13,432,664
6.50%, 06/15/19[a]	15,148	15,667,661
6.63%, 08/01/26[a]	14,394	14,789,835
7.63%, 06/15/21[a]	14,398	15,500,989
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 04/02/18)[a,b]	16,705	16,542,961
6.50%, 10/01/24 (Call 10/01/19)[a,b]	6,510	6,660,544
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	34,942	28,907,227
7.25%, 10/15/20 (Call 04/02/18)	38,259	35,593,744
7.50%, 04/01/21 (Call 04/02/18)	18,808	17,134,218
8.00%, 02/15/24 (Call 02/15/19)[a,b]	22,520	23,646,000
9.50%, 09/30/22[b]	8,132	9,311,140
9.75%, 07/15/25 (Call 07/15/21)[b]	26,493	25,084,614
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 04/03/18)	31,784	17,957,960
8.13%, 06/01/23 (Call 06/01/18)	16,526	8,717,465
Koninklijke KPN NV
(10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b,d]	11,447	12,690,635

Security	Principal (000s)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	$12,388	$12,357,030
5.25%, 03/15/26 (Call 03/15/21)[a]	13,426	12,862,854
5.38%, 08/15/22 (Call 04/02/18)	16,923	17,090,115
5.38%, 01/15/24 (Call 01/15/19)[a]	14,282	14,204,215
5.38%, 05/01/25 (Call 05/01/20)[a]	14,067	13,984,133
5.63%, 02/01/23 (Call 04/02/18)[a]	10,389	10,505,876
6.13%, 01/15/21 (Call 04/02/18)	9,707	9,858,672
Level 3 Parent LLC
5.75%, 12/01/22 (Call 04/02/18)[a]	424	427,127
Nokia OYJ
3.38%, 06/12/22	11,136	10,842,566
4.38%, 06/12/27[a]	9,697	9,330,211
5.38%, 05/15/19	5,754	5,901,206
Qwest Corp.
6.75%, 12/01/21	7,467	7,967,523
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	43,485	43,919,850
Sprint Communications Inc.
6.00%, 11/15/22	40,241	39,670,487
7.00%, 03/01/20[a,b]	17,510	18,540,901
7.00%, 08/15/20	24,633	25,731,220
11.50%, 11/15/21	16,177	19,092,537
Sprint Corp.
7.13%, 06/15/24[a]	42,074	41,783,689
7.25%, 09/15/21[a]	38,190	39,846,713
7.63%, 02/15/25 (Call 11/15/24)[a]	26,070	26,101,821
7.63%, 03/01/26 (Call 11/01/25)	27,376	27,341,780
7.88%, 09/15/23[a]	71,814	74,143,230
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	8,540	8,550,675
4.50%, 02/01/26 (Call 02/01/21)	16,802	16,441,726

128	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 02/01/28 (Call 02/01/23)[a]	$28,949	$28,169,852
5.13%, 04/15/25 (Call 04/15/20)	9,018	9,103,349
5.38%, 04/15/27 (Call 04/15/22)	8,998	9,204,472
6.00%, 03/01/23 (Call 09/01/18)[a]	20,600	21,347,741
6.00%, 04/15/24 (Call 04/15/19)	17,646	18,379,412
6.38%, 03/01/25 (Call 09/01/19)[a]	28,104	29,613,623
6.50%, 01/15/24 (Call 01/15/19)[a]	15,396	16,150,997
6.50%, 01/15/26 (Call 01/15/21)[a]	34,014	36,468,392
6.63%, 04/01/23 (Call 04/01/18)[a]	29,543	30,588,822
6.84%, 04/28/23 (Call 04/28/18)	8,668	9,029,889
Telecom Italia Capital SA
7.18%, 06/18/19[a]	13,133	13,760,757
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	25,696	26,663,454
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	15,961	15,802,469
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[a,b]	35,884	30,949,950
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 04/02/18)[a]	7,540	4,335,500
6.38%, 08/01/23 (Call 04/02/18)[a,b]	412	236,900
7.75%, 10/15/20 (Call 04/02/18)[a]	8,743	7,455,836
8.63%, 10/31/25 (Call 10/31/20)[a,b]	10,199	9,536,065
8.75%, 12/15/24 (Call 12/15/22)[a,b]	22,246	14,237,440

		1,438,278,828

Security	Principal or Shares (000s)	Value
TOYS, GAMES & HOBBIES — 0.13%
Mattel Inc.
6.75%, 12/31/25 (Call 12/31/20)[a,b]	$18,847	$19,176,823

		19,176,823
TRANSPORTATION — 0.32%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 04/02/18)[a,b]	13,278	10,879,661
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	10,818	11,241,706
6.50%, 06/15/22 (Call 06/15/18)[b]	25,919	26,923,361

		49,044,728
TRUCKING & LEASING — 0.45%
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a,b]	15,096	14,567,640
5.25%, 08/15/22[a,b]	31,229	31,307,072
5.50%, 02/15/24[a,b]	23,020	23,135,100

		69,009,812

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,509,332,324)		14,875,312,256

SHORT-TERM INVESTMENTS — 24.37%

MONEY MARKET FUNDS — 24.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[g,h,i]	3,511,252	3,511,603,089
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[g,h]	210,259	210,258,882

		3,721,861,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,721,516,722)		3,721,861,971

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 121.78%
(Cost: $19,230,849,046)	$18,597,174,227
Other Assets, Less Liabilities — (21.78)%	(3,325,719,294)

NET ASSETS — 100.00%	$15,271,454,933

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Issuer is in default of interest payments.
[f]	CGG, as part of the implementation of its financial restructuring plan, issued on February 21, 2018 second lien secured senior notes in exchange for part of the accrued interest claim under the senior notes held by the Fund. CGG also issued warrants in favor of the subscribers to the second lien notes. The holdings of CGG disclosed in the schedule of investments represents the pre-restructure senior notes.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,921,986	—		(1,410,734)[b]	3,511,252	$3,511,603,089	$26,256,146	[c]	$158,098	$(1,286,322)
BlackRock Cash Funds: Treasury, SL Agency Shares	196,104	14,155	[b]	—	210,259	210,258,882	1,695,537		—	—

						$3,721,861,971	$27,951,683		$158,098	$(1,286,322)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

130	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$14,875,312,256	$—	$14,875,312,256
Money market funds	3,721,861,971	—	—	3,721,861,971

Total	$3,721,861,971	$14,875,312,256	$—	$18,597,174,227

See notes to financial statements.

SCHEDULES OF INVESTMENTS	131

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 99.08%

ADVERTISING — 0.20%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$20,367	$19,880,251
3.63%, 05/01/22[a]	14,977	15,148,246
3.65%, 11/01/24 (Call 08/01/24)	9,417	9,368,973
WPP Finance 2010
3.75%, 09/19/24	11,899	11,886,608
4.75%, 11/21/21	7,970	8,386,298

		64,670,376
AEROSPACE & DEFENSE — 1.43%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)[a]	7,283	7,026,764
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	4,254	4,092,944
3.35%, 09/15/21[a]	15,873	16,033,686
3.55%, 01/15/26 (Call 10/15/25)[a]	27,124	27,123,873
3.80%, 03/01/45 (Call 09/01/44)[a]	17,325	16,327,690
4.07%, 12/15/42[a]	15,574	15,341,043
4.09%, 09/15/52 (Call 03/15/52)[a]	11,539	11,198,294
4.70%, 05/15/46 (Call 11/15/45)	18,656	20,211,403
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	19,999	19,340,339
2.93%, 01/15/25 (Call 11/15/24)[a]	13,140	12,603,977
3.20%, 02/01/27 (Call 11/01/26)[a]	8,613	8,264,481
3.25%, 08/01/23[a]	16,379	16,275,270
3.25%, 01/15/28 (Call 10/15/27)	23,654	22,591,209
4.03%, 10/15/47 (Call 04/15/47)[a]	23,507	22,601,778
4.75%, 06/01/43[a]	10,666	11,420,359

Security	Principal (000s)	Value
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	$8,310	$8,110,056
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	14,798	14,447,601
3.20%, 03/15/24 (Call 01/15/24)	13,371	13,091,346
3.50%, 03/15/27 (Call 12/15/26)[a]	22,930	22,279,237
4.35%, 04/15/47 (Call 10/15/46)	9,318	9,315,933
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)[a]	6,018	5,785,383
2.65%, 11/01/26 (Call 08/01/26)[a]	16,025	14,787,290
2.80%, 05/04/24 (Call 03/04/24)[a]	8,292	7,940,840
3.10%, 06/01/22[a]	30,589	30,484,116
3.13%, 05/04/27 (Call 02/04/27)	16,749	15,887,983
3.75%, 11/01/46 (Call 05/01/46)	11,660	10,650,723
4.15%, 05/15/45 (Call 11/16/44)	9,618	9,383,128
4.50%, 06/01/42[a]	43,519	44,659,320
5.70%, 04/15/40[a]	13,387	15,901,938
6.13%, 07/15/38	11,560	14,301,474

		467,479,478
AGRICULTURE — 1.51%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	235	217,291
2.85%, 08/09/22[a]	29,243	28,731,019
3.88%, 09/16/46 (Call 03/16/46)[a]	14,001	12,932,575
4.00%, 01/31/24	20,587	21,172,494
4.25%, 08/09/42[a]	8,559	8,411,789
4.75%, 05/05/21[a]	10,492	11,048,575
5.38%, 01/31/44	22,902	26,157,036
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)[a]	7,032	6,441,994

132	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	$25,274	$24,558,953
3.22%, 08/15/24 (Call 06/15/24)[b]	34,219	33,043,454
3.56%, 08/15/27 (Call 05/15/27)[b]	43,803	41,859,430
4.39%, 08/15/37 (Call 02/15/37)[a,b]	34,994	34,583,128
4.54%, 08/15/47 (Call 02/15/47)[a,b]	28,720	27,935,327
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	2,386	2,310,201
2.38%, 08/17/22 (Call 07/17/22)[a]	11,731	11,307,200
2.50%, 08/22/22[a]	8,479	8,215,523
2.50%, 11/02/22 (Call 10/02/22)	899	868,880
2.75%, 02/25/26 (Call 11/25/25)[a]	5,221	4,927,020
2.90%, 11/15/21[a]	7,367	7,317,027
3.25%, 11/10/24	13,450	13,237,034
3.38%, 08/11/25 (Call 05/11/25)	13,080	12,874,194
3.88%, 08/21/42[a]	13,961	13,099,382
4.13%, 03/04/43	9,626	9,334,249
4.25%, 11/10/44[a]	16,988	16,919,228
4.38%, 11/15/41[a]	9,854	9,932,251
4.88%, 11/15/43[a]	7,936	8,555,455
6.38%, 05/16/38	17,671	22,767,230
Reynolds American Inc.
4.00%, 06/12/22[a]	5,633	5,753,572
4.45%, 06/12/25 (Call 03/12/25)	32,857	33,890,041
5.70%, 08/15/35 (Call 02/15/35)[a]	5,309	6,041,499
5.85%, 08/15/45 (Call 02/15/45)	25,115	29,144,350

		493,587,401
APPAREL — 0.07%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	11,772	10,883,779

Security	Principal (000s)	Value
3.88%, 11/01/45 (Call 05/01/45)[a]	$11,091	$10,890,357

		21,774,136
AUTO MANUFACTURERS — 2.17%
American Honda Finance Corp.
1.70%, 09/09/21[a]	7,176	6,870,399
Daimler Finance North America LLC
8.50%, 01/18/31[a]	17,849	25,939,331
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	18,780	18,476,694
4.75%, 01/15/43[a]	27,812	25,600,248
5.29%, 12/08/46 (Call 06/08/46)[a]	17,714	17,383,173
7.45%, 07/16/31[a]	18,467	22,529,576
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	10,726	10,318,934
3.20%, 01/15/21[a]	11,563	11,478,503
3.22%, 01/09/22[a]	20,381	20,055,601
3.34%, 03/18/21	22,683	22,569,020
3.34%, 03/28/22 (Call 02/28/22)	3,097	3,050,515
3.66%, 09/08/24[a]	20,874	20,215,160
3.81%, 01/09/24 (Call 11/09/23)[a]	8,992	8,857,126
3.82%, 11/02/27 (Call 08/02/27)[a]	10,996	10,289,964
4.13%, 08/04/25[a]	7,272	7,140,735
4.25%, 09/20/22[a]	18,025	18,342,474
4.38%, 08/06/23[a]	13,760	14,020,126
4.39%, 01/08/26[a]	12,235	12,152,906
5.75%, 02/01/21[a]	17,248	18,305,906
5.88%, 08/02/21[a]	23,658	25,364,321
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	5,007	4,921,626
4.88%, 10/02/23[a]	21,516	22,526,919
5.00%, 04/01/35	13,556	13,509,956
5.15%, 04/01/38 (Call 10/01/37)	7,389	7,386,164
5.20%, 04/01/45[a]	17,173	16,902,354
5.40%, 04/01/48 (Call 10/01/47)[a]	8,659	8,757,894

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.25%, 10/02/43	$25,589	$28,811,251
6.60%, 04/01/36 (Call 10/01/35)	11,996	13,915,806
6.75%, 04/01/46 (Call 10/01/45)	11,570	13,610,040
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)[a]	12,062	11,790,183
3.20%, 07/06/21 (Call 06/06/21)[a]	22,456	22,284,198
3.45%, 01/14/22 (Call 12/14/21)	14,472	14,390,759
3.45%, 04/10/22 (Call 02/10/22)	16,419	16,291,635
3.50%, 11/07/24 (Call 09/07/24)[a]	4,783	4,619,888
3.70%, 05/09/23 (Call 03/09/23)[a]	14,601	14,508,859
3.95%, 04/13/24 (Call 02/13/24)	19,734	19,681,004
4.00%, 01/15/25 (Call 10/15/24)[a]	9,371	9,278,121
4.00%, 10/06/26 (Call 07/06/26)[a]	10,138	9,880,567
4.20%, 03/01/21 (Call 02/01/21)[a]	21,487	21,979,706
4.30%, 07/13/25 (Call 04/13/25)[a]	13,606	13,641,106
4.35%, 01/17/27 (Call 10/17/26)	14,675	14,596,019
4.38%, 09/25/21[a]	14,737	15,153,400
5.25%, 03/01/26 (Call 12/01/25)[a]	10,093	10,683,017
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	14,019	13,618,372
2.15%, 09/08/22[a]	2,435	2,343,368
2.60%, 01/11/22	14,376	14,160,190
3.20%, 01/11/27[a]	7,319	7,188,917
3.30%, 01/12/22[a]	13,491	13,621,633
3.40%, 09/15/21[a]	10,313	10,470,425

		709,484,089

Security	Principal (000s)	Value
BANKS — 27.93%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21[a]	$15,676	$15,287,477
2.55%, 11/23/21[a]	7,307	7,145,113
2.63%, 05/19/22[a]	647	631,024
2.70%, 11/16/20	11,979	11,886,556
3.70%, 11/16/25[a]	10,709	10,835,871
Banco Santander SA
3.13%, 02/23/23	7,766	7,553,443
3.50%, 04/11/22[a]	12,602	12,565,699
3.80%, 02/23/28[a]	7,763	7,458,051
4.25%, 04/11/27[a]	19,381	19,341,507
5.18%, 11/19/25[a]	16,470	17,255,716
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	2,158	2,114,354
2.50%, 10/21/22 (Call 10/21/21)[a]	32,533	31,387,357
2.63%, 04/19/21[a]	36,892	36,396,551
3.25%, 10/21/27 (Call 10/21/26)[a]	48,360	45,820,147
3.30%, 01/11/23[a]	59,218	58,996,519
3.50%, 04/19/26[a]	39,681	39,084,495
3.88%, 08/01/25	32,047	32,440,185
4.00%, 04/01/24	33,332	34,144,727
4.00%, 01/22/25[a]	36,583	36,776,564
4.10%, 07/24/23	31,423	32,488,117
4.13%, 01/22/24	33,119	34,266,441
4.18%, 11/25/27 (Call 11/25/26)[a]	13,250	13,234,859
4.20%, 08/26/24[a]	34,133	34,842,878
4.25%, 10/22/26[a]	22,305	22,513,469
4.45%, 03/03/26[a]	21,211	21,721,328
4.88%, 04/01/44	951	1,045,923
5.00%, 01/21/44	23,480	26,269,022
5.70%, 01/24/22	10,857	11,834,659
5.88%, 02/07/42	17,640	21,874,283
6.11%, 01/29/37[a]	25,016	30,171,142
7.75%, 05/14/38	13,512	19,215,503
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[c]	5,983	5,872,977

134	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[a,b,c]	$36,569	$35,844,096
(3 mo. LIBOR US + 0.810%)
3.37%, 01/23/26 (Call 01/23/25)[c]	25,983	25,409,106
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	15,117	14,753,687
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	19,496	19,105,899
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[a,b,c]	77,626	74,586,337
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[c]	11,276	10,850,676
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[c]	15,084	14,964,603
(3 mo. LIBOR US + 1.190%)
3.95%, 01/23/49 (Call 01/23/48)[a,c]	21,014	20,033,558
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[a,c]	26,968	26,277,997
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[a,c]	29,323	28,843,270
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[a,c]	23,296	23,095,228
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[a,c]	19,605	19,910,871
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[a,c]	25,347	26,243,822
Series L
3.95%, 04/21/25	38,987	38,923,892
Bank of America N.A.
6.00%, 10/15/36[a]	2,903	3,595,508

Security	Principal (000s)	Value
Bank of Montreal
1.90%, 08/27/21[a]	$17,083	$16,406,433
2.35%, 09/11/22[a]	20,396	19,631,807
2.55%, 11/06/22 (Call 10/06/22)[a]	14,205	13,777,903
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)[a]	12,126	11,773,641
2.20%, 08/16/23 (Call 06/16/23)	20,099	18,978,867
2.45%, 11/27/20 (Call 10/27/20)	1,884	1,858,563
2.45%, 08/17/26 (Call 05/17/26)[a]	13,378	12,237,958
2.50%, 04/15/21 (Call 03/15/21)[a]	13,809	13,596,230
2.60%, 02/07/22 (Call 01/07/22)[a]	11,295	11,061,924
2.80%, 05/04/26 (Call 02/04/26)[a]	10,150	9,569,890
2.95%, 01/29/23 (Call 12/29/22)	6,984	6,901,612
3.00%, 02/24/25 (Call 01/24/25)[a]	15,661	15,180,846
3.25%, 05/16/27 (Call 02/16/27)[a]	9,858	9,547,130
3.30%, 08/23/29 (Call 05/23/29)	10,259	9,724,156
3.40%, 01/29/28 (Call 10/29/27)	9,738	9,507,384
3.55%, 09/23/21 (Call 08/23/21)[a]	15,605	15,851,841
3.65%, 02/04/24 (Call 01/05/24)[a]	13,725	13,952,143
(3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[a,c]	2,662	2,594,752
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[a,c]	762	748,901
Bank of Nova Scotia (The)
2.45%, 03/22/21[a]	18,701	18,393,311
2.45%, 09/19/22[a]	2,669	2,579,923

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.70%, 03/07/22[a]	$26,185	$25,668,674
2.80%, 07/21/21[a]	10,959	10,861,910
4.38%, 01/13/21[a]	4,564	4,732,765
4.50%, 12/16/25[a]	17,909	18,271,433
Barclays PLC
3.20%, 08/10/21[a]	6,720	6,645,833
3.25%, 01/12/21[a]	6,567	6,525,383
3.65%, 03/16/25[a]	34,488	33,215,807
3.68%, 01/10/23 (Call 01/10/22)	12,988	12,870,269
4.34%, 01/10/28 (Call 01/10/27)[a]	9,443	9,381,367
4.38%, 09/11/24[a]	10,712	10,512,195
4.38%, 01/12/26[a]	28,932	28,977,117
4.84%, 05/09/28 (Call 05/07/27)[a]	28,847	28,396,381
4.95%, 01/10/47[a]	24,061	24,682,334
5.20%, 05/12/26[a]	30,034	30,497,821
5.25%, 08/17/45[a]	18,199	19,536,879
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	14,091	13,681,327
2.75%, 04/01/22 (Call 03/01/22)[a]	15,909	15,656,389
2.85%, 10/26/24 (Call 09/26/24)[a]	7,879	7,603,989
BNP Paribas SA
4.25%, 10/15/24[a]	13,190	13,465,443
5.00%, 01/15/21	11,070	11,640,649
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23[a]	17,957	17,831,170
BPCE SA
2.65%, 02/03/21[a]	8,848	8,798,886
2.75%, 12/02/21	20,232	19,801,651
4.00%, 04/15/24[a]	22,218	22,753,985
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)[a]	15,784	15,495,914
3.63%, 09/16/25 (Call 08/16/25)	9,505	9,513,768
3.80%, 10/30/26 (Call 09/30/26)[a]	2,574	2,599,133

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce
2.55%, 06/16/22[a]	$11,122	$10,829,925
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	2,292	2,255,696
3.20%, 01/30/23 (Call 12/30/22)	24,380	23,923,331
3.20%, 02/05/25 (Call 01/05/25)[a]	5,705	5,484,044
3.30%, 10/30/24 (Call 09/30/24)	11,654	11,309,998
3.50%, 06/15/23[a]	6,075	6,046,653
3.75%, 04/24/24 (Call 03/24/24)[a]	3,036	3,029,261
3.75%, 07/28/26 (Call 06/28/26)[a]	36,472	34,789,324
3.75%, 03/09/27 (Call 02/09/27)[a]	12,823	12,452,678
3.80%, 01/31/28 (Call 12/31/27)	19,381	18,812,768
4.20%, 10/29/25 (Call 09/29/25)[a]	21,721	21,602,922
4.75%, 07/15/21[a]	7,810	8,184,621
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	17,958	17,322,906
2.65%, 08/08/22 (Call 07/08/22)	4,565	4,403,338
2.95%, 07/23/21 (Call 06/23/21)[a]	19,725	19,504,402
Citigroup Inc.
2.35%, 08/02/21[a]	27,641	26,901,907
2.70%, 03/30/21	30,359	29,982,670
2.70%, 10/27/22 (Call 09/27/22)	7,779	7,555,253
2.75%, 04/25/22 (Call 03/25/22)[a]	33,806	33,038,269
2.90%, 12/08/21 (Call 11/08/21)[a]	30,010	29,617,106
3.20%, 10/21/26 (Call 07/21/26)[a]	46,198	44,078,353
3.30%, 04/27/25[a]	24,537	23,874,776
3.40%, 05/01/26[a]	31,482	30,601,363

136	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 05/15/23[a]	$22,095	$21,969,969
3.70%, 01/12/26[a]	38,657	38,443,536
3.75%, 06/16/24	673	676,968
3.88%, 10/25/23[a]	10,156	10,337,171
3.88%, 03/26/25[a]	11,669	11,581,918
4.00%, 08/05/24[a]	14,166	14,288,136
4.05%, 07/30/22[a]	18,341	18,711,175
4.13%, 07/25/28[a]	36,663	36,330,639
4.30%, 11/20/26[a]	18,302	18,495,330
4.40%, 06/10/25	15,713	16,081,883
4.45%, 09/29/27[a]	53,947	54,977,525
4.50%, 01/14/22[a]	38,628	40,300,952
4.60%, 03/09/26[a]	18,348	18,922,691
4.65%, 07/30/45[a]	3,260	3,474,999
4.75%, 05/18/46	31,272	32,016,302
5.30%, 05/06/44	12,089	13,333,709
5.50%, 09/13/25[a]	14,084	15,382,601
5.88%, 01/30/42[a]	14,644	18,148,418
6.63%, 06/15/32[a]	14,163	17,387,683
6.68%, 09/13/43[a]	10,834	14,056,443
8.13%, 07/15/39	24,248	36,666,186
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[c]	9,990	9,905,787
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[a,c]	13,901	13,572,001
(3 mo. LIBOR US + 1.151%)
3.52%, 10/27/28 (Call 10/27/27)[c]	25,113	24,233,500
(3 mo. LIBOR US + 1.168%)
3.88%, 01/24/39 (Call 01/24/38)[c]	15,708	15,147,812
(3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[c]	23,455	22,973,933
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[a,c]	27,205	27,114,290
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[a,c]	4,167	4,196,590

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	$2,727	$2,674,601
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	9,880	10,053,014
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	5,241	5,158,924
2.55%, 03/15/21	2,180	2,148,600
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	21,286	20,660,343
3.88%, 02/08/22[a]	41,340	42,266,905
3.95%, 11/09/22[a]	22,484	22,772,740
4.38%, 08/04/25[a]	20,617	20,972,738
4.63%, 12/01/23[a]	25,399	26,441,162
5.25%, 05/24/41[a]	18,076	21,439,620
5.25%, 08/04/45[a]	8,286	9,187,363
5.75%, 12/01/43[a]	9,362	11,065,784
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21[a]	8,211	8,073,858
2.75%, 01/10/22[a]	10,881	10,702,882
2.75%, 01/10/23	17,707	17,262,066
3.38%, 05/21/25[a]	16,175	15,956,696
Credit Suisse AG/New York NY
3.00%, 10/29/21	24,638	24,495,484
3.63%, 09/09/24[a]	39,237	39,156,709
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	18,015	18,079,330
3.75%, 03/26/25[a]	26,811	26,442,909
3.80%, 09/15/22[a]	26,510	26,748,028
3.80%, 06/09/23[a]	22,314	22,427,150
4.55%, 04/17/26[a]	28,829	29,838,574
4.88%, 05/15/45[a]	20,884	22,230,199
Deutsche Bank AG
3.13%, 01/13/21	7,155	7,088,979
3.38%, 05/12/21[a]	28,758	28,603,541
4.10%, 01/13/26[a]	803	785,300
4.25%, 10/14/21[a]	22,726	23,198,905
Deutsche Bank AG/London
3.70%, 05/30/24[a]	15,701	15,332,520

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Deutsche Bank AG/New York NY
3.30%, 11/16/22[a]	$12,986	$12,676,949
3.95%, 02/27/23	15,000	14,955,502
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	6,963	6,922,640
3.45%, 07/27/26 (Call 04/27/26)[a]	5,255	4,980,232
4.20%, 08/08/23	7,427	7,640,714
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)[a]	3,401	3,510,947
8.25%, 03/01/38	13,241	19,160,086
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	2,550	2,485,583
2.88%, 10/01/21 (Call 09/01/21)[a]	15,518	15,389,089
3.85%, 03/15/26 (Call 02/15/26)[a]	3,029	3,013,107
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)[a]	31,211	30,199,086
2.60%, 12/27/20 (Call 12/27/19)	2,932	2,896,782
2.63%, 04/25/21 (Call 03/25/21)[a]	22,715	22,332,557
2.88%, 02/25/21 (Call 01/25/21)[a]	16,884	16,765,093
3.00%, 04/26/22 (Call 04/26/21)[a]	38,652	38,084,152
3.20%, 02/23/23 (Call 01/23/23)	25,234	24,852,787
3.50%, 01/23/25 (Call 10/23/24)[a]	29,092	28,506,884
3.50%, 11/16/26 (Call 11/16/25)[a]	31,861	30,682,780
3.63%, 01/22/23[a]	37,065	37,300,033
3.75%, 05/22/25 (Call 02/22/25)[a]	37,804	37,587,387
3.75%, 02/25/26 (Call 11/25/25)[a]	27,620	27,271,869
3.85%, 07/08/24 (Call 04/08/24)[a]	32,895	33,115,683

Security	Principal (000s)	Value
3.85%, 01/26/27 (Call 01/26/26)[a]	$29,511	$29,104,471
4.00%, 03/03/24[a]	33,681	34,283,711
4.25%, 10/21/25[a]	11,801	11,891,463
4.75%, 10/21/45 (Call 04/21/45)[a]	29,238	31,068,714
4.80%, 07/08/44 (Call 01/08/44)[a]	21,158	22,604,545
5.15%, 05/22/45[a]	11,746	12,653,349
5.25%, 07/27/21[a]	39,355	41,893,787
5.75%, 01/24/22[a]	53,819	58,366,474
5.95%, 01/15/27	9,352	10,543,827
6.13%, 02/15/33[a]	22,887	27,567,936
6.25%, 02/01/41[a]	31,418	39,993,967
6.45%, 05/01/36	855	1,045,676
6.75%, 10/01/37	68,691	86,568,588
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[c]	41,288	40,490,551
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	25,848	25,154,085
(3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[a,c]	15,123	14,739,284
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29 (Call 04/23/28)[a,c]	33,941	33,161,351
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[c]	32,861	31,753,571
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38 (Call 10/31/37)[c]	27,392	26,415,453
(3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[a,c]	31,202	30,262,658
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35[a]	6,572	7,821,596
5.88%, 11/01/34[a]	10,377	12,625,507
HSBC Holdings PLC
2.65%, 01/05/22[a]	28,104	27,358,488
2.95%, 05/25/21[a]	33,221	32,895,192

138	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.40%, 03/08/21[a]	$40,750	$40,956,953
3.60%, 05/25/23[a]	20,037	20,115,257
3.90%, 05/25/26[a]	34,010	34,032,154
4.00%, 03/30/22[a]	24,988	25,602,150
4.25%, 03/14/24[a]	22,271	22,516,981
4.25%, 08/18/25[a]	21,437	21,380,576
4.30%, 03/08/26[a]	48,108	49,477,620
4.38%, 11/23/26[a]	17,615	17,697,683
4.88%, 01/14/22[a]	6,914	7,284,526
5.10%, 04/05/21[a]	31,856	33,594,700
5.25%, 03/14/44[a]	29,807	32,671,637
6.10%, 01/14/42	6,948	8,923,960
6.50%, 05/02/36[a]	24,039	29,626,015
6.50%, 09/15/37[a]	25,497	31,701,445
6.80%, 06/01/38[a]	25,049	32,199,708
(3 mo. LIBOR US + 0.923%)
3.03%, 11/22/23 (Call 11/22/22)[a,c]	11,968	11,718,555
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[a,c]	17,348	17,214,389
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[a,c]	6,735	6,750,443
HSBC USA Inc.
3.50%, 06/23/24[a]	12,088	12,024,265
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)[a]	7,028	6,770,077
3.15%, 03/14/21 (Call 02/14/21)[a]	22,061	22,089,794
ING Groep NV
3.15%, 03/29/22[a]	19,677	19,455,718
3.95%, 03/29/27[a]	23,133	23,115,188
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)[a]	25,875	25,183,993
2.40%, 06/07/21 (Call 05/07/21)[a]	18,379	18,015,752
2.55%, 03/01/21 (Call 02/01/21)[a]	33,665	33,224,860
2.70%, 05/18/23 (Call 03/18/23)[a]	28,327	27,509,055

Security	Principal (000s)	Value
2.95%, 10/01/26 (Call 07/01/26)[a]	$46,123	$43,384,479
2.97%, 01/15/23 (Call 01/15/22)[a]	23,800	23,418,162
3.13%, 01/23/25 (Call 10/23/24)[a]	33,278	32,307,946
3.20%, 01/25/23[a]	30,673	30,533,778
3.20%, 06/15/26 (Call 03/15/26)	25,486	24,495,112
3.25%, 09/23/22[a]	36,040	36,003,899
3.30%, 04/01/26 (Call 01/01/26)[a]	33,991	32,911,871
3.38%, 05/01/23[a]	26,835	26,647,877
3.63%, 05/13/24[a]	25,631	25,736,830
3.63%, 12/01/27 (Call 12/01/26)[a]	19,801	19,104,668
3.88%, 02/01/24[a]	21,445	21,925,544
3.88%, 09/10/24[a]	37,305	37,607,797
3.90%, 07/15/25 (Call 04/15/25)[a]	35,446	35,981,819
4.13%, 12/15/26[a]	27,005	27,325,798
4.25%, 10/01/27[a]	18,694	19,059,511
4.35%, 08/15/21[a]	36,977	38,428,595
4.50%, 01/24/22[a]	44,200	46,261,705
4.63%, 05/10/21[a]	23,087	24,194,082
4.85%, 02/01/44	10,791	11,866,539
4.95%, 06/01/45[a]	15,154	16,329,729
5.40%, 01/06/42[a]	19,179	22,578,679
5.50%, 10/15/40	8,425	10,014,133
5.60%, 07/15/41[a]	23,332	28,116,658
5.63%, 08/16/43	14,520	16,897,527
6.40%, 05/15/38[a]	31,304	40,769,966
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	16,551	16,218,990
(3 mo. LIBOR US + 0.945%)
3.51%, 01/23/29 (Call 01/23/28)[c]	11,022	10,677,127
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[a,c]	20,088	19,695,115
(3 mo. LIBOR US + 1.220%)
3.90%, 01/23/49 (Call 01/23/48)[a,c]	20,396	19,252,141

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[a,c]	$23,697	$23,578,724
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[a,c]	35,357	34,223,274
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[a,c]	16,073	15,700,357
3.96%, 11/15/48 (Call 11/15/47)[a,c]	21,983	20,990,125
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[a,c]	20,968	20,252,056
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[a,c]	23,961	23,918,853
KeyBank N.A./Cleveland OH
3.30%, 06/01/25[a]	3,847	3,799,486
KeyCorp
5.10%, 03/24/21[a]	2,640	2,796,521
Lloyds Banking Group PLC
3.00%, 01/11/22[a]	15,323	15,079,631
3.10%, 07/06/21	7,921	7,864,663
3.57%, 11/07/28 (Call 11/07/27)[a]	27,334	25,937,424
3.75%, 01/11/27[a]	20,951	20,388,432
4.34%, 01/09/48[a]	19,184	18,126,597
4.50%, 11/04/24[a]	12,923	13,112,428
4.58%, 12/10/25	20,346	20,562,075
4.65%, 03/24/26[a]	24,022	24,421,265
5.30%, 12/01/45[a]	1,981	2,165,832
(3 mo. LIBOR US + 0.810%)
2.91%, 11/07/23 (Call 11/07/22)[a,c]	28,330	27,396,640
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)[a]	1,422	1,373,241
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	18,735	18,116,691
2.67%, 07/25/22[a]	16,508	16,043,549
2.76%, 09/13/26[a]	11,715	10,831,854

Security	Principal (000s)	Value
2.95%, 03/01/21[a]	$41,223	$41,094,475
3.00%, 02/22/22[a]	4,277	4,226,001
3.29%, 07/25/27[a]	22,238	21,279,031
3.68%, 02/22/27[a]	17,403	17,201,571
3.85%, 03/01/26[a]	38,893	39,008,660
Mizuho Financial Group Inc.
2.27%, 09/13/21	16,025	15,487,352
2.60%, 09/11/22[a]	15,480	14,910,986
2.84%, 09/13/26[a]	9,023	8,375,527
2.95%, 02/28/22	19,471	19,139,495
3.17%, 09/11/27[a]	19,770	18,693,873
Morgan Stanley
2.50%, 04/21/21[a]	32,644	32,081,319
2.63%, 11/17/21[a]	37,702	36,898,186
2.75%, 05/19/22[a]	39,730	38,841,756
3.13%, 01/23/23	33,772	33,274,062
3.13%, 07/27/26	41,423	39,277,993
3.63%, 01/20/27	36,301	35,541,100
3.70%, 10/23/24[a]	35,399	35,406,051
3.75%, 02/25/23[a]	26,372	26,746,609
3.88%, 01/27/26[a]	42,943	43,080,366
3.95%, 04/23/27[a]	24,154	23,750,964
4.00%, 07/23/25[a]	41,410	41,997,186
4.10%, 05/22/23[a]	17,396	17,704,671
4.30%, 01/27/45[a]	30,669	30,774,753
4.35%, 09/08/26	30,297	30,805,990
4.38%, 01/22/47[a]	40,989	41,536,588
4.88%, 11/01/22[a]	25,151	26,532,295
5.00%, 11/24/25[a]	21,393	22,772,183
5.50%, 07/28/21[a]	36,464	39,104,829
5.75%, 01/25/21[a]	15,654	16,782,860
6.38%, 07/24/42[a]	24,959	32,277,104
7.25%, 04/01/32[a]	12,084	16,002,659
(3 mo. LIBOR US + 1.140%)
3.77%, 01/24/29 (Call 01/24/28)[a,c]	38,249	37,444,539
(3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[a,c]	33,516	32,412,033
(3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[a,c]	8,891	8,643,160
Series F
3.88%, 04/29/24[a]	36,284	36,684,877

140	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
1.88%, 07/12/21	$13,879	$13,334,294
2.50%, 05/22/22	2,831	2,745,421
2.50%, 07/12/26[a]	23,925	21,875,522
2.63%, 01/14/21	3,147	3,111,004
2.80%, 01/10/22	14,078	13,882,738
3.00%, 01/20/23	9,603	9,450,511
3.38%, 01/14/26	8,460	8,281,413
Northern Trust Corp.
3.95%, 10/30/25[a]	20,638	21,188,250
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[d]	14,331	13,953,359
2.45%, 07/28/22 (Call 06/28/22)[a,d]	1,367	1,325,817
2.55%, 12/09/21 (Call 11/09/21)[a,d]	11,815	11,571,759
2.63%, 02/17/22 (Call 01/18/22)[a,d]	17,722	17,366,403
2.70%, 11/01/22 (Call 10/01/22)[d]	21,889	21,260,576
2.95%, 01/30/23 (Call 12/30/22)[d]	11,926	11,697,578
2.95%, 02/23/25 (Call 01/24/25)[d]	13,200	12,746,573
3.10%, 10/25/27 (Call 09/25/27)[d]	2,938	2,805,908
3.25%, 06/01/25 (Call 05/02/25)[d]	18,440	18,083,479
3.80%, 07/25/23 (Call 06/25/23)[a,d]	12,012	12,220,101
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[d]	3,494	3,356,304
3.30%, 03/08/22 (Call 02/06/22)[a,d]	10,630	10,687,939
3.90%, 04/29/24 (Call 03/29/24)[d]	7,596	7,729,985
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)[a]	15,289	14,924,256

Security	Principal (000s)	Value
Royal Bank of Canada
2.50%, 01/19/21[a]	$13,222	$13,082,037
2.75%, 02/01/22[a]	6,302	6,228,320
4.65%, 01/27/26[a]	27,895	28,918,163
Royal Bank of Scotland Group PLC
3.88%, 09/12/23[a]	40,882	40,605,760
4.80%, 04/05/26[a]	22,482	23,242,505
(3 mo. LIBOR US + 1.480%)
3.50%, 05/15/23 (Call 05/15/22)[a,c]	366	360,422
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[b]	23,538	23,524,899
4.40%, 07/13/27 (Call 06/13/27)[a,b]	5,831	5,798,142
4.50%, 07/17/25 (Call 04/17/25)	3,804	3,858,587
Santander UK Group Holdings PLC
2.88%, 08/05/21	21,204	20,781,008
3.13%, 01/08/21	11,330	11,270,207
3.57%, 01/10/23 (Call 01/10/22)[a]	23,531	23,329,603
(3 mo. LIBOR US + 1.400%)
3.82%, 11/03/28 (Call 11/03/27)[a,c]	18,876	18,049,278
Santander UK PLC
4.00%, 03/13/24[a]	9,950	10,127,797
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	15,964	15,242,414
2.63%, 03/15/21[a]	14,953	14,746,614
State Street Corp.
1.95%, 05/19/21	3,605	3,491,836
2.65%, 05/19/26[a]	7,831	7,313,222
3.10%, 05/15/23[a]	6,306	6,207,361
3.30%, 12/16/24[a]	18,011	17,949,862
3.55%, 08/18/25[a]	12,943	12,979,200
3.70%, 11/20/23[a]	9,692	9,947,238
4.38%, 03/07/21[a]	4,556	4,743,555
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22[a]	8,577	8,514,107

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	$19,100	$18,441,273
2.44%, 10/19/21[a]	17,640	17,182,362
2.63%, 07/14/26[a]	30,794	28,206,032
2.78%, 07/12/22[a]	27,022	26,371,780
2.78%, 10/18/22[a]	15,993	15,549,089
2.85%, 01/11/22	13,028	12,806,217
2.93%, 03/09/21[a]	18,174	18,101,924
3.01%, 10/19/26[a]	19,905	18,743,653
3.10%, 01/17/23	750	739,580
3.35%, 10/18/27[a]	10,571	10,166,606
3.36%, 07/12/27[a]	26,029	25,087,221
3.45%, 01/11/27[a]	17,535	17,047,320
3.54%, 01/17/28	14,695	14,338,327
3.78%, 03/09/26	15,289	15,263,788
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	2,361	2,286,111
3.30%, 05/15/26 (Call 04/15/26)	9,987	9,596,128
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	2,809	2,755,541
2.90%, 03/03/21 (Call 02/03/21)	11,898	11,846,248
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	9,924	9,500,327
2.45%, 03/30/21[a]	23,732	23,257,229
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)[a]	17,303	16,897,712
Toronto-Dominion Bank (The)
1.80%, 07/13/21	10,911	10,499,472
2.13%, 04/07/21[a]	25,285	24,653,730
2.50%, 12/14/20[a]	5,488	5,433,912
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)[a]	6,368	6,275,693
2.63%, 01/24/22 (Call 12/23/21)[a]	10,748	10,569,734
2.95%, 07/15/22 (Call 06/15/22)[a]	12,275	12,140,579

Security	Principal (000s)	Value
3.00%, 03/15/22 (Call 02/15/22)[a]	$1,623	$1,620,020
3.10%, 04/27/26 (Call 03/27/26)[a]	7,864	7,501,867
3.70%, 01/30/24 (Call 12/29/23)[a]	13,074	13,316,476
4.13%, 05/24/21 (Call 04/23/21)[a]	3,109	3,221,876
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	13,134	13,257,022
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	24,999	22,745,210
Series X
3.15%, 04/27/27 (Call 03/27/27)[a]	19,835	19,071,237
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)[a]	14,698	14,102,296
2.85%, 01/23/23 (Call 12/23/22)[a]	13,139	12,971,319
Wachovia Corp.
5.50%, 08/01/35[a]	9,244	10,456,959
Wells Fargo & Co.
2.10%, 07/26/21[a]	37,194	35,904,741
2.50%, 03/04/21[a]	32,051	31,479,845
2.63%, 07/22/22[a]	44,577	43,249,359
3.00%, 01/22/21[a]	6,952	6,936,877
3.00%, 02/19/25[a]	41,179	39,526,034
3.00%, 04/22/26	55,224	52,242,451
3.00%, 10/23/26[a]	52,199	49,206,478
3.07%, 01/24/23 (Call 01/24/22)[a]	47,687	47,045,948
3.30%, 09/09/24[a]	25,814	25,429,356
3.50%, 03/08/22[a]	29,471	29,667,707
3.55%, 09/29/25	38,003	37,652,696
3.90%, 05/01/45[a]	13,661	13,148,327
4.10%, 06/03/26	24,888	24,926,835
4.13%, 08/15/23	14,706	15,044,316
4.30%, 07/22/27[a]	27,368	27,775,583
4.40%, 06/14/46[a]	11,824	11,627,472
4.60%, 04/01/21[a]	33,389	34,840,153

142	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.65%, 11/04/44	$30,098	$30,663,298
4.75%, 12/07/46[a]	34,622	35,812,768
4.90%, 11/17/45[a]	21,485	22,719,745
5.38%, 02/07/35[a]	10,780	12,595,310
5.38%, 11/02/43[a]	32,692	36,632,125
5.61%, 01/15/44	22,778	26,294,960
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[a,c]	27,135	26,471,503
Series M
3.45%, 02/13/23[a]	26,217	26,030,692
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,165	13,577,966
6.60%, 01/15/38[a]	14,951	19,716,823
Westpac Banking Corp.
2.00%, 08/19/21	19,992	19,325,679
2.10%, 05/13/21	15,497	15,044,957
2.50%, 06/28/22[a]	4,389	4,256,553
2.60%, 11/23/20	19,802	19,604,265
2.70%, 08/19/26[a]	18,413	17,062,707
2.80%, 01/11/22	14,899	14,717,219
2.85%, 05/13/26[a]	24,072	22,631,077
3.35%, 03/08/27[a]	14,349	13,910,446
3.40%, 01/25/28[a]	17,097	16,587,773

		9,120,956,609
BEVERAGES — 3.40%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[a]	5,850	5,669,454
2.65%, 02/01/21 (Call 01/01/21)[a]	89,340	88,542,623
3.30%, 02/01/23 (Call 12/01/22)[a]	67,310	67,116,369
3.65%, 02/01/26 (Call 11/01/25)[a]	143,396	141,886,298
3.70%, 02/01/24[a]	4,066	4,127,445
4.00%, 01/17/43[a]	9,856	9,255,503
4.63%, 02/01/44	6,200	6,374,598
4.70%, 02/01/36 (Call 08/01/35)[a]	78,815	83,047,894
4.90%, 02/01/46 (Call 08/01/45)[a]	145,832	155,337,356

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	$33,489	$32,547,996
3.75%, 01/15/22[a]	36,848	37,628,061
3.75%, 07/15/42[a]	14,762	13,363,548
4.44%, 10/06/48 (Call 04/06/48)[a]	19,809	19,795,623
4.95%, 01/15/42	12,671	13,611,666
8.20%, 01/15/39	18,213	27,145,014
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	1,750	1,679,579
2.25%, 09/01/26[a]	15,924	14,724,316
2.50%, 04/01/23[a]	8,739	8,528,283
2.88%, 10/27/25[a]	23,607	22,946,955
3.15%, 11/15/20	12,919	13,068,916
3.20%, 11/01/23[a]	6,500	6,565,898
3.30%, 09/01/21	11,439	11,612,007
Constellation Brands Inc.
4.25%, 05/01/23[a]	2,723	2,818,388
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	11,511	11,170,055
Diageo Investment Corp.
2.88%, 05/11/22[a]	14,774	14,654,604
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	15,785	15,226,831
3.00%, 07/15/26 (Call 04/15/26)[a]	25,187	23,513,576
4.20%, 07/15/46 (Call 01/15/46)[a]	31,765	29,757,357
5.00%, 05/01/42[a]	6,561	6,920,385
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29[a]	12,522	16,411,000
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	2,254	2,160,589
2.25%, 05/02/22 (Call 04/02/22)[a]	12,497	12,153,980
2.38%, 10/06/26 (Call 07/06/26)[a]	8,487	7,800,024
2.75%, 03/05/22[a]	17,072	16,905,133

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 03/01/23[a]	$19,119	$18,906,292
2.75%, 04/30/25 (Call 01/30/25)[a]	13,868	13,329,727
2.85%, 02/24/26 (Call 11/24/25)[a]	10,452	10,015,078
3.00%, 08/25/21[a]	2,804	2,814,253
3.00%, 10/15/27 (Call 07/15/27)[a]	16,598	15,944,772
3.10%, 07/17/22 (Call 05/17/22)	5,391	5,413,125
3.13%, 11/01/20[a]	3,758	3,795,370
3.45%, 10/06/46 (Call 04/06/46)[a]	19,872	18,099,712
3.60%, 03/01/24 (Call 12/01/23)[a]	9,981	10,170,452
4.00%, 03/05/42[a]	5,638	5,662,267
4.00%, 05/02/47 (Call 11/02/46)[a]	9,435	9,438,256
4.45%, 04/14/46 (Call 10/14/45)[a]	23,363	25,005,403
4.88%, 11/01/40[a]	11,640	13,200,446
5.50%, 01/15/40[a]	12,838	15,762,245

		1,111,624,722
BIOTECHNOLOGY — 2.36%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	1,646	1,579,331
2.25%, 08/19/23 (Call 06/19/23)[a]	9,399	8,868,706
2.60%, 08/19/26 (Call 05/19/26)[a]	22,452	20,531,840
2.65%, 05/11/22 (Call 04/11/22)[a]	20,130	19,660,808
3.13%, 05/01/25 (Call 02/01/25)	18,162	17,556,755
3.63%, 05/15/22 (Call 02/15/22)[a]	13,631	13,806,695
3.63%, 05/22/24 (Call 02/22/24)[a]	18,524	18,621,503
3.88%, 11/15/21 (Call 08/15/21)[a]	9,116	9,334,831
4.10%, 06/15/21 (Call 03/15/21)[a]	27,971	28,849,130

Security	Principal (000s)	Value
4.40%, 05/01/45 (Call 11/01/44)[a]	$19,188	$18,953,145
4.56%, 06/15/48 (Call 12/15/47)	16,091	16,162,373
4.66%, 06/15/51 (Call 12/15/50)[a]	45,933	46,395,086
5.15%, 11/15/41 (Call 05/15/41)[a]	12,206	13,641,722
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	21,183	21,095,124
5.25%, 06/23/45 (Call 12/23/44)[a]	10,035	10,832,314
Biogen Inc.
3.63%, 09/15/22[a]	15,652	15,858,581
4.05%, 09/15/25 (Call 06/15/25)[a]	23,877	24,427,009
5.20%, 09/15/45 (Call 03/15/45)	19,796	21,547,863
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)[a]	5,117	4,953,143
3.25%, 08/15/22[a]	14,037	13,938,314
3.25%, 02/20/23 (Call 01/20/23)	10,000	9,905,194
3.45%, 11/15/27 (Call 08/15/27)[a]	13,724	13,037,615
3.55%, 08/15/22[a]	12,869	12,932,636
3.63%, 05/15/24 (Call 02/15/24)[a]	12,238	12,155,214
3.88%, 08/15/25 (Call 05/15/25)[a]	32,563	32,475,741
3.90%, 02/20/28 (Call 11/20/27)	10,000	9,836,344
4.35%, 11/15/47 (Call 05/15/47)[a]	15,435	14,558,030
4.55%, 02/20/48 (Call 08/20/47)	10,000	9,721,357
4.63%, 05/15/44 (Call 11/15/43)[a]	14,088	13,860,872
5.00%, 08/15/45 (Call 02/15/45)	24,741	25,601,398
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)[a]	1,451	1,390,553

144	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.95%, 03/01/27 (Call 12/01/26)[a]	$20,779	$19,576,253
3.25%, 09/01/22 (Call 07/01/22)[a]	3,556	3,564,353
3.50%, 02/01/25 (Call 11/01/24)[a]	24,921	24,822,450
3.65%, 03/01/26 (Call 12/01/25)[a]	36,180	36,133,773
3.70%, 04/01/24 (Call 01/01/24)[a]	27,655	28,082,773
4.00%, 09/01/36 (Call 03/01/36)[a]	13,174	13,005,570
4.15%, 03/01/47 (Call 09/01/46)[a]	21,039	20,350,520
4.40%, 12/01/21 (Call 09/01/21)[a]	7,486	7,830,620
4.50%, 04/01/21 (Call 01/01/21)[a]	7,032	7,335,732
4.50%, 02/01/45 (Call 08/01/44)	23,935	24,402,819
4.60%, 09/01/35 (Call 03/01/35)[a]	15,505	16,436,644
4.75%, 03/01/46 (Call 09/01/45)	26,216	27,679,582
4.80%, 04/01/44 (Call 10/01/43)	21,868	23,167,569
5.65%, 12/01/41 (Call 06/01/41)	12,811	15,057,034

		769,534,919
CHEMICALS — 1.08%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	13,235	13,035,333
3.50%, 10/01/24 (Call 07/01/24)[a]	17,266	17,220,133
4.13%, 11/15/21 (Call 08/15/21)[a]	3,112	3,214,896
4.25%, 11/15/20 (Call 08/15/20)[a]	10,888	11,212,553
4.38%, 11/15/42 (Call 05/15/42)[a]	13,858	13,853,071
5.25%, 11/15/41 (Call 05/15/41)	10,804	11,905,217

Security	Principal (000s)	Value
7.38%, 11/01/29[a]	$7,774	$10,109,276
9.40%, 05/15/39	10,193	16,452,810
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)[a]	6,779	6,852,092
3.80%, 03/15/25 (Call 12/15/24)[a]	645	655,102
4.65%, 10/15/44 (Call 04/15/44)[a]	9,954	10,312,809
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	15,465	15,198,221
3.63%, 01/15/21[a]	9,218	9,409,765
4.15%, 02/15/43[a]	8,367	8,229,722
LYB International Finance BV
4.00%, 07/15/23[a]	11,135	11,356,598
4.88%, 03/15/44 (Call 09/15/43)	13,177	13,811,437
5.25%, 07/15/43[a]	9,691	10,686,236
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	15,833	15,383,477
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	8,054	7,872,642
5.75%, 04/15/24 (Call 01/15/24)	15,216	16,849,327
6.00%, 11/15/21 (Call 08/17/21)	8,921	9,696,762
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	11,674	11,546,138
4.40%, 07/15/44 (Call 01/15/44)[a]	9,724	9,604,908
4.70%, 07/15/64 (Call 01/15/64)	10,714	10,671,058
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	8,613	8,839,721
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	8,081	8,090,877
Rohm & Haas Co.
7.85%, 07/15/29[a]	10,122	13,559,771

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)[a]	$17,831	$17,378,802
3.45%, 06/01/27 (Call 03/01/27)[a]	22,167	21,350,603
4.50%, 06/01/47 (Call 12/01/46)[a]	12,921	12,881,918
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	6,290	6,118,628

		353,359,903
COMMERCIAL SERVICES — 0.18%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	13,646	13,686,942
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)[a]	13,567	12,597,018
3.95%, 12/01/47 (Call 06/01/47)[b]	596	569,162
4.35%, 12/08/21	5,538	5,784,304
5.50%, 12/08/41	703	830,348
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	11,711	12,330,813
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	5,997	6,072,897
4.80%, 04/01/26 (Call 01/01/26)[a]	7,694	8,093,361

		59,964,845
COMPUTERS — 3.87%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	16,686	15,976,104
2.10%, 09/12/22 (Call 08/12/22)	4,337	4,165,835
2.15%, 02/09/22[a]	8,788	8,530,171
2.25%, 02/23/21 (Call 01/23/21)	24,322	23,951,072
2.30%, 05/11/22 (Call 04/11/22)	15,039	14,631,678
2.40%, 01/13/23 (Call 12/13/22)[a]	8,461	8,203,611

Security	Principal (000s)	Value
2.40%, 05/03/23[a]	$64,649	$62,523,871
2.45%, 08/04/26 (Call 05/04/26)[a]	45,623	42,186,270
2.50%, 02/09/22 (Call 01/09/22)[a]	13,774	13,543,974
2.50%, 02/09/25[a]	21,343	20,169,314
2.70%, 05/13/22[a]	10,498	10,378,008
2.75%, 01/13/25 (Call 11/13/24)	17,478	16,790,756
2.85%, 05/06/21[a]	36,900	36,932,970
2.85%, 02/23/23 (Call 12/23/22)[a]	13,346	13,201,208
2.85%, 05/11/24 (Call 03/11/24)[a]	23,698	23,116,212
2.90%, 09/12/27 (Call 06/12/27)[a]	24,073	22,789,960
3.00%, 02/09/24 (Call 12/09/23)[a]	22,126	21,793,411
3.00%, 06/20/27 (Call 03/20/27)[a]	12,967	12,406,049
3.00%, 11/13/27 (Call 08/13/27)[a]	17,745	16,950,196
3.20%, 05/13/25[a]	17,221	16,981,186
3.20%, 05/11/27 (Call 02/11/27)	34,141	33,198,169
3.25%, 02/23/26 (Call 11/23/25)[a]	34,407	33,846,145
3.35%, 02/09/27 (Call 11/09/26)	34,317	33,803,858
3.45%, 05/06/24[a]	34,302	34,555,567
3.45%, 02/09/45[a]	24,282	22,076,706
3.75%, 09/12/47 (Call 03/12/47)[a]	12,821	12,202,651
3.75%, 11/13/47 (Call 05/13/47)[a]	18,417	17,561,494
3.85%, 05/04/43[a]	38,578	37,574,640
3.85%, 08/04/46 (Call 02/04/46)[a]	26,469	25,611,632
4.25%, 02/09/47 (Call 08/09/46)	15,892	16,361,648
4.38%, 05/13/45	27,939	29,296,749
4.45%, 05/06/44[a]	8,806	9,333,550
4.50%, 02/23/36 (Call 08/23/35)[a]	14,498	15,743,941

146	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.65%, 02/23/46 (Call 08/23/45)	$41,906	$45,632,713
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a,b]	47,485	48,503,473
5.45%, 06/15/23 (Call 04/15/23)[a,b]	45,275	47,784,140
6.02%, 06/15/26 (Call 03/15/26)[a,b]	50,393	53,765,451
8.10%, 07/15/36 (Call 01/15/36)[b]	21,880	26,828,267
8.35%, 07/15/46 (Call 01/15/46)[a,b]	27,254	34,511,064
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[a]	17,138	17,796,351
4.90%, 10/15/25 (Call 07/15/25)[a]	31,884	32,999,959
6.20%, 10/15/35 (Call 04/15/35)[a]	11,745	12,476,799
6.35%, 10/15/45 (Call 04/15/45)[a]	11,153	11,698,510
HP Inc.
4.30%, 06/01/21	14,222	14,698,002
4.38%, 09/15/21[a]	13,490	13,978,061
4.65%, 12/09/21[a]	21,209	22,226,302
6.00%, 09/15/41[a]	14,792	15,698,689
International Business Machines Corp.
1.88%, 08/01/22	12,697	12,057,116
2.25%, 02/19/21[a]	10,611	10,425,409
2.50%, 01/27/22[a]	10,366	10,166,238
2.88%, 11/09/22[a]	9,415	9,289,055
3.30%, 01/27/27[a]	1,282	1,264,848
3.38%, 08/01/23[a]	11,816	11,901,613
3.45%, 02/19/26[a]	21,024	21,072,301
3.63%, 02/12/24[a]	20,146	20,471,894
4.00%, 06/20/42[a]	14,480	14,560,145
4.70%, 02/19/46[a]	1,372	1,538,873
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[a,b]	15,222	15,063,996
4.75%, 06/01/23[a]	4,209	4,220,274
4.75%, 01/01/25[a]	6,645	6,436,495

		1,263,454,644

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.37%
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	$3,685	$3,542,123
2.15%, 08/11/22[a]	6,313	6,113,493
2.30%, 02/06/22	4,079	3,987,457
2.45%, 11/03/26[a]	13,177	12,214,074
2.85%, 08/11/27[a]	11,588	11,027,480
3.10%, 08/15/23[a]	14,846	14,891,401
5.55%, 03/05/37	15,962	20,062,820
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)[a]	11,512	11,168,466
2.90%, 05/05/27 (Call 02/05/27)[a]	14,716	14,014,828
4.25%, 02/10/21	7,973	8,300,051
5.90%, 11/15/32[a]	11,429	14,282,281

		119,604,474
DIVERSIFIED FINANCIAL SERVICES — 2.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)[a]	21,690	20,420,309
3.95%, 02/01/22 (Call 01/01/22)[a]	8,584	8,673,603
4.50%, 05/15/21	12,680	13,079,081
5.00%, 10/01/21[a]	4,043	4,233,752
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	10,990	10,656,816
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	18,058	17,455,153
2.65%, 12/02/22[a]	19,015	18,483,101
3.00%, 10/30/24 (Call 09/29/24)[a]	27,064	26,053,612
3.40%, 02/27/23 (Call 01/27/23)	15,000	14,982,892
4.05%, 12/03/42	12,631	12,501,242
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	4,808	4,689,522
2.70%, 03/03/22 (Call 01/31/22)[a]	23,293	22,856,340

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 05/03/27 (Call 04/03/27)[a]	$21,035	$20,376,954
Ameriprise Financial Inc.
4.00%, 10/15/23[a]	9,743	10,071,970
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)	11,555	11,285,945
Capital One Bank USA N.A.
3.38%, 02/15/23[a]	12,907	12,739,674
CME Group Inc.
3.00%, 09/15/22[a]	4,289	4,269,120
3.00%, 03/15/25 (Call 12/15/24)[a]	9,732	9,484,530
5.30%, 09/15/43 (Call 03/15/43)[a]	8,246	9,935,975
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)[a]	14,408	14,236,659
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25[a]	22,842	21,948,734
4.42%, 11/15/35[a]	150,983	148,015,474
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	1,408	1,403,271
3.75%, 12/01/25 (Call 09/01/25)[a]	20,186	20,489,531
4.00%, 10/15/23[a]	10,830	11,218,037
International Lease Finance Corp.
5.88%, 08/15/22[a]	13,814	15,060,468
8.25%, 12/15/20[a]	1,540	1,732,284
Jefferies Group LLC
6.88%, 04/15/21	6,814	7,493,878
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	16,866	16,002,699
4.85%, 01/15/27	8,030	8,285,355
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)[a]	12,721	12,233,160
3.38%, 04/01/24	13,924	13,950,861
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)[a]	329	313,841

Security	Principal (000s)	Value
3.75%, 08/15/21 (Call 06/15/21)[a]	$9,957	$10,082,309
4.25%, 08/15/24 (Call 05/15/24)[a]	25,195	25,379,906
4.50%, 07/23/25 (Call 04/24/25)[a]	15,569	15,786,354
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)[a]	1,940	1,924,964
3.30%, 04/01/27 (Call 01/01/27)[a]	20,200	19,665,534
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)[a]	10,690	10,280,958
2.75%, 09/15/27 (Call 06/15/27)[a]	13,408	12,617,605
2.80%, 12/14/22 (Call 10/14/22)[a]	24,169	23,852,850
3.15%, 12/14/25 (Call 09/14/25)[a]	51,711	50,695,644
3.65%, 09/15/47 (Call 03/15/47)[a]	11,405	10,895,352
4.15%, 12/14/35 (Call 06/14/35)[a]	23,283	24,462,067
4.30%, 12/14/45 (Call 06/14/45)[a]	40,498	43,042,218

		793,319,604
ELECTRIC — 1.92%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)[a,b]	5,969	5,644,668
4.50%, 02/01/45 (Call 08/01/44)[a]	11,451	12,078,074
5.15%, 11/15/43 (Call 05/15/43)[a]	7,892	9,099,447
6.13%, 04/01/36	24,352	31,018,233
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)[a]	10,750	11,441,436
4.63%, 12/01/54 (Call 06/01/54)[a]	9,932	10,658,031

148	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	$8,953	$9,037,199
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	597	585,933
5.30%, 02/15/40[a]	5,227	6,236,709
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,873	3,705,638
2.65%, 09/01/26 (Call 06/01/26)	24,011	22,000,280
3.15%, 08/15/27 (Call 05/15/27)	2,669	2,524,431
3.75%, 04/15/24 (Call 01/15/24)[a]	15,062	15,252,454
3.75%, 09/01/46 (Call 03/01/46)[a]	29,813	27,253,664
Duke Energy Florida LLC
6.40%, 06/15/38[a]	12,250	16,283,219
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	17,677	17,373,771
3.55%, 06/15/26 (Call 03/15/26)	14,153	13,587,275
4.75%, 06/15/46 (Call 12/15/45)	13,974	14,031,847
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	1,684	1,582,207
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)[a]	12,627	12,270,762
3.50%, 06/01/22 (Call 05/01/22)	14,492	14,457,889
3.95%, 06/15/25 (Call 03/15/25)	9,118	9,194,365
4.45%, 04/15/46 (Call 10/15/45)[a]	1,961	1,990,548
5.10%, 06/15/45 (Call 12/15/44)[a]	1,784	1,982,313
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	16,282	17,032,087

Security	Principal (000s)	Value
6.25%, 10/01/39 [a]	$9,862	$11,043,085
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	12,129	11,995,718
4.25%, 03/15/23 (Call 12/15/22)	14,108	14,496,012
Series C
4.85%, 07/15/47 (Call 01/15/47)[a]	11,306	11,854,263
7.38%, 11/15/31	18,963	24,879,456
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	24,785	23,023,411
Georgia Power Co.
4.30%, 03/15/42[a]	15,390	15,719,331
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)[a]	14,317	14,013,324
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	9,945	11,469,645
Pacific Gas & Electric Co.
3.30%, 12/01/27 (Call 09/01/27)[a,b]	9,990	9,414,287
3.95%, 12/01/47 (Call 06/01/47)[a,b]	9,990	9,011,071
5.40%, 01/15/40[a]	8,954	9,971,683
5.80%, 03/01/37[a]	11,407	13,199,137
6.05%, 03/01/34[a]	40,167	47,139,622
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	7,240	7,211,763
4.65%, 10/01/43 (Call 04/01/43)[a]	10,243	11,110,096
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	16,971	16,493,406
2.95%, 07/01/23 (Call 05/01/23)[a]	15,883	15,401,300
3.25%, 07/01/26 (Call 04/01/26)[a]	27,016	25,693,180
4.40%, 07/01/46 (Call 01/01/46)[a]	25,256	25,266,565

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)	$7,385	$7,183,860
3.50%, 03/15/27 (Call 12/15/26)[a]	4,605	4,567,881

		626,480,576
ELECTRONICS — 0.25%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	4,071	3,966,103
3.15%, 06/15/26 (Call 03/15/26)[a]	13,707	13,279,269
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	20,114	19,424,148
2.50%, 11/01/26 (Call 08/01/26)[a]	13,945	12,878,823
4.25%, 03/01/21[a]	8,957	9,310,192
Koninklijke Philips NV
3.75%, 03/15/22	22,459	22,892,991
6.88%, 03/11/38[a]	47	61,827

		81,813,353
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	19,527	19,413,363
4.38%, 05/08/42	4,344	4,477,270

		23,890,633
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	10,117	10,210,915
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)[a]	13,499	12,912,426
4.10%, 03/01/45 (Call 09/01/44)	5,649	5,598,953

		28,722,294
FOOD — 1.18%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	19,472	19,474,450

Security	Principal (000s)	Value
3.20%, 02/10/27 (Call 11/10/26)[a]	$4,955	$4,721,668
JM Smucker Co. (The)
3.50%, 10/15/21[a]	5,575	5,658,065
3.50%, 03/15/25[a]	19,293	19,152,966
Kellogg Co.
3.25%, 04/01/26	10,551	10,056,113
Series B
7.45%, 04/01/31[a]	1,188	1,536,150
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	25,279	23,243,181
3.50%, 06/06/22 [a]	21,432	21,457,663
3.50%, 07/15/22 (Call 05/15/22)[a]	10,733	10,724,844
3.95%, 07/15/25 (Call 04/15/25)[a]	26,556	26,300,072
4.38%, 06/01/46 (Call 12/01/45)[a]	30,921	28,258,609
5.00%, 07/15/35 (Call 01/15/35)[a]	16,564	17,114,014
5.00%, 06/04/42[a]	26,034	25,883,201
5.20%, 07/15/45 (Call 01/15/45)[a]	24,088	24,543,680
6.50%, 02/09/40[a]	12,862	15,247,125
6.88%, 01/26/39	10,468	12,864,692
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	15,594	14,073,930
4.45%, 02/01/47 (Call 08/01/46)[a]	11,283	10,614,473
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)[a]	9,412	9,206,237
3.40%, 08/15/27 (Call 05/15/27)[a]	1,007	978,378
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)[a]	4,600	4,432,782
3.30%, 07/15/26 (Call 04/15/26)	14,905	14,502,195
3.75%, 10/01/25 (Call 07/01/25)[a]	7,618	7,703,536
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)[a]	16,610	16,164,292

150	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.95%, 08/15/24 (Call 05/15/24)	$13,574	$13,776,007
4.50%, 06/15/22 (Call 03/15/22)[a]	16,331	17,057,829
4.55%, 06/02/47 (Call 12/02/46)[a]	10,354	10,463,963

		385,210,115
FOREST PRODUCTS & PAPER — 0.22%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	13,483	12,563,617
3.65%, 06/15/24 (Call 03/15/24)[a]	13,946	14,039,098
4.35%, 08/15/48 (Call 02/15/48)[a]	8,603	8,392,868
4.40%, 08/15/47 (Call 02/15/47)[a]	16,304	16,012,915
4.75%, 02/15/22 (Call 11/15/21)	7,831	8,243,943
4.80%, 06/15/44 (Call 12/15/43)[a]	10,695	11,137,975
7.30%, 11/15/39[a]	1,042	1,392,925

		71,783,341
GAS — 0.28%
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)[a]	6,218	6,080,210
3.95%, 03/30/48 (Call 09/30/47)	3,092	2,924,585
4.38%, 05/15/47 (Call 11/15/46)[a]	23,791	24,130,133
4.80%, 02/15/44 (Call 08/15/43)[a]	7,828	8,389,419
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,354,250
3.25%, 06/15/27 (Call 03/15/27)[a]	12,163	11,610,440
3.40%, 02/01/28 (Call 10/01/27)	14,747	14,102,841
4.00%, 02/01/48 (Call 08/01/47)	10,352	9,695,239
6.00%, 10/15/39	10,615	12,930,916

		91,218,033

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 2.16%
Abbott Laboratories
2.55%, 03/15/22[a]	$2,411	$2,348,797
2.90%, 11/30/21 (Call 10/30/21)[a]	36,407	36,126,404
2.95%, 03/15/25 (Call 12/15/24)[a]	16,499	15,667,652
3.25%, 04/15/23 (Call 01/15/23)	11,536	11,457,444
3.40%, 11/30/23 (Call 09/30/23)	17,560	17,507,483
3.75%, 11/30/26 (Call 08/30/26)[a]	43,894	43,487,814
4.75%, 11/30/36 (Call 05/30/36)	13,802	14,736,451
4.90%, 11/30/46 (Call 05/30/46)[a]	39,226	42,316,252
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)[a]	18,743	18,233,320
3.13%, 11/08/21[a]	11,883	11,739,103
3.36%, 06/06/24 (Call 04/06/24)[a]	23,228	22,435,821
3.70%, 06/06/27 (Call 03/06/27)[a]	28,218	27,048,240
3.73%, 12/15/24 (Call 09/15/24)[a]	18,261	18,003,797
4.67%, 06/06/47 (Call 12/06/46)[a]	18,664	18,569,103
4.69%, 12/15/44 (Call 06/15/44)[a]	13,479	13,471,243
Boston Scientific Corp.
3.85%, 05/15/25	9,061	9,080,752
4.00%, 03/01/28 (Call 12/01/27)	5,000	4,981,194
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	7,591	7,479,143
Medtronic Inc.
3.15%, 03/15/22[a]	23,301	23,342,462
3.50%, 03/15/25	43,746	43,679,545
3.63%, 03/15/24 (Call 12/15/23)[a]	14,626	14,850,965

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.38%, 03/15/35[a]	$31,147	$32,850,028
4.63%, 03/15/45[a]	56,927	62,065,578
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	6,610	6,534,754
3.38%, 11/01/25 (Call 08/01/25)	11,944	11,796,830
3.50%, 03/15/26 (Call 12/15/25)[a]	13,388	13,309,106
4.63%, 03/15/46 (Call 09/15/45)	12,135	12,842,094
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)[a]	17,001	15,916,941
3.00%, 04/15/23 (Call 02/15/23)[a]	16,153	15,866,651
3.15%, 01/15/23 (Call 10/15/22)[a]	12,732	12,590,437
3.20%, 08/15/27 (Call 05/15/27)	6,801	6,453,074
3.30%, 02/15/22[a]	11,463	11,479,126
3.60%, 08/15/21 (Call 05/15/21)[a]	13,306	13,518,638
4.10%, 08/15/47 (Call 02/15/47)[a]	7,311	7,010,147
4.15%, 02/01/24 (Call 11/01/23)[a]	16,715	17,210,050
4.50%, 03/01/21[a]	10,765	11,220,602
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)[a]	10,427	10,271,267
3.55%, 04/01/25 (Call 01/01/25)[a]	28,708	27,821,615

		705,319,923
HEALTH CARE – SERVICES — 1.43%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	10,933	10,584,091
2.80%, 06/15/23 (Call 04/15/23)	18,436	17,683,205
3.50%, 11/15/24 (Call 08/15/24)	10,991	10,762,963

Security	Principal (000s)	Value
3.88%, 08/15/47 (Call 02/15/47)[a]	$8,964	$7,965,417
6.63%, 06/15/36	9,006	11,254,106
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)[a]	7,337	7,170,002
3.13%, 05/15/22[a]	14,504	14,352,935
3.30%, 01/15/23[a]	10,272	10,181,770
3.35%, 12/01/24 (Call 10/01/24)	5,210	5,088,991
3.50%, 08/15/24 (Call 05/15/24)[a]	14,295	14,164,271
3.65%, 12/01/27 (Call 09/01/27)[a]	15,044	14,578,320
4.38%, 12/01/47 (Call 06/01/47)[a]	15,214	14,872,262
4.63%, 05/15/42[a]	13,340	13,527,756
4.65%, 01/15/43[a]	10,916	11,097,071
4.65%, 08/15/44 (Call 02/15/44)[a]	8,656	8,801,259
5.85%, 01/15/36	553	644,444
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,295,299
3.25%, 04/15/25 (Call 01/15/25)	2,915	2,800,235
3.88%, 10/15/47 (Call 04/15/47)	18,702	16,612,435
4.00%, 02/15/22 (Call 11/15/21)[a]	3,946	4,045,988
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,899	9,400,530
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)[a]	2,284	2,349,421
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	19,065	18,786,763
4.70%, 02/01/45 (Call 08/01/44)[a]	11,030	11,047,070
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	9,713	9,517,037

152	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.38%, 10/15/22	$14,783	$14,270,550
2.88%, 12/15/21[a]	9,441	9,397,105
2.88%, 03/15/22 (Call 12/15/21)[a]	14,576	14,463,727
2.88%, 03/15/23[a]	9,984	9,796,332
2.95%, 10/15/27[a]	10,397	9,874,269
3.10%, 03/15/26[a]	16,633	16,108,946
3.35%, 07/15/22[a]	7,964	8,037,926
3.38%, 04/15/27[a]	1,620	1,592,571
3.45%, 01/15/27[a]	19,654	19,471,188
3.75%, 07/15/25[a]	26,938	27,298,013
3.75%, 10/15/47 (Call 04/15/47)[a]	4,920	4,613,627
4.20%, 01/15/47 (Call 07/15/46)[a]	13,939	14,110,996
4.25%, 03/15/43 (Call 09/15/42)	11,464	11,704,297
4.25%, 04/15/47 (Call 10/15/46)[a]	2,410	2,457,379
4.63%, 07/15/35	8,071	8,789,650
4.75%, 07/15/45[a]	22,375	24,574,342
5.80%, 03/15/36	5,918	7,280,798
6.88%, 02/15/38[a]	10,157	13,906,935

		466,332,292
HOUSEWARES — 0.24%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	13,327	13,200,280
3.85%, 04/01/23 (Call 02/01/23)[a]	19,249	19,148,747
4.20%, 04/01/26 (Call 01/01/26)[a]	17,377	17,199,882
5.50%, 04/01/46 (Call 10/01/45)[a]	25,957	27,520,974

		77,069,883
INSURANCE — 1.74%
Aflac Inc.
3.63%, 11/15/24[a]	12,118	12,241,387
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	18,852	18,907,193
3.75%, 07/10/25 (Call 04/10/25)	15,636	15,554,698

Security	Principal (000s)	Value
3.88%, 01/15/35 (Call 07/15/34)[a]	$20,928	$19,774,463
3.90%, 04/01/26 (Call 01/01/26)[a]	17,662	17,618,338
4.13%, 02/15/24[a]	15,598	15,993,924
4.38%, 01/15/55 (Call 07/15/54)	5,562	5,178,500
4.50%, 07/16/44 (Call 01/16/44)[a]	25,842	25,624,423
4.80%, 07/10/45 (Call 01/10/45)	12,364	12,805,622
4.88%, 06/01/22[a]	17,016	17,980,654
6.25%, 05/01/36	10,130	12,299,328
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	4,600	4,653,136
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	6,070	6,070,304
4.25%, 01/15/21	2,520	2,618,196
5.75%, 01/15/40[a]	12,291	15,257,700
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	5,029	4,940,639
2.75%, 03/15/23 (Call 01/15/23)[a]	36,100	35,510,653
3.13%, 03/15/26 (Call 12/15/25)[a]	31,950	31,132,083
4.50%, 02/11/43[a]	4,860	5,239,758
Chubb Corp. (The)
6.00%, 05/11/37[a]	11,833	14,959,889
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	1,219	1,205,758
2.88%, 11/03/22 (Call 09/03/22)[a]	8,744	8,661,528
3.15%, 03/15/25[a]	14,299	14,051,953
3.35%, 05/03/26 (Call 02/03/26)	10,413	10,263,252
4.35%, 11/03/45 (Call 05/03/45)	17,009	17,860,073
Manulife Financial Corp.
4.15%, 03/04/26[a]	14,488	14,806,777
5.38%, 03/04/46[a]	7,893	9,217,944

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MetLife Inc.
3.60%, 04/10/24[a]	$21,480	$21,579,605
4.05%, 03/01/45[a]	14,069	13,607,836
4.13%, 08/13/42[a]	8,884	8,726,597
4.60%, 05/13/46 (Call 11/13/45)[a]	5,340	5,621,727
4.75%, 02/08/21[a]	13,321	13,967,375
4.88%, 11/13/43[a]	8,993	9,799,756
5.70%, 06/15/35[a]	12,966	15,595,345
5.88%, 02/06/41[a]	6,762	8,269,459
6.38%, 06/15/34[a]	11,448	14,558,339
Series D
4.37%, 09/15/23[a]	17,278	18,131,595
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[b]	14,861	14,028,304
3.94%, 12/07/49 (Call 06/07/49)[b]	13,868	13,069,639
4.60%, 05/15/44[a]	11,531	12,223,826
5.70%, 12/14/36[a]	4,302	5,178,785
Travelers Companies Inc. (The)
5.35%, 11/01/40	8,015	9,609,447
6.25%, 06/15/37[a]	9,654	12,529,206

		566,925,014
INTERNET — 1.28%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	22,678	20,571,597
3.38%, 02/25/24[a]	14,397	14,622,290
3.63%, 05/19/21[a]	4,567	4,710,064
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[b]	17,237	16,653,846
2.50%, 11/29/22 (Call 08/29/22)[a]	16,429	16,013,529
2.80%, 08/22/24 (Call 06/22/24)[a,b]	29,809	28,850,721
3.15%, 08/22/27 (Call 05/22/27)[a,b]	45,490	43,829,856
3.30%, 12/05/21 (Call 10/05/21)[a]	12,513	12,683,323
3.80%, 12/05/24 (Call 09/05/24)[a]	18,148	18,599,058

Security	Principal (000s)	Value
3.88%, 08/22/37 (Call 02/22/37)[a,b]	$43,201	$43,093,084
4.05%, 08/22/47 (Call 02/22/47)[a,b]	35,491	35,274,980
4.25%, 08/22/57 (Call 02/22/57)[a,b]	29,998	29,906,971
4.80%, 12/05/34 (Call 06/05/34)[a]	12,426	13,726,554
4.95%, 12/05/44 (Call 06/05/44)[a]	23,369	26,383,872
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	16,262	15,750,191
2.75%, 01/30/23 (Call 12/30/22)	6,226	6,020,920
2.88%, 08/01/21 (Call 06/01/21)[a]	11,579	11,460,756
3.45%, 08/01/24 (Call 05/01/24)	9,671	9,538,659
3.60%, 06/05/27 (Call 03/05/27)[a]	10,091	9,730,123
3.80%, 03/09/22 (Call 02/09/22)	12,703	12,934,861
4.00%, 07/15/42 (Call 01/15/42)[a]	11,206	9,932,583
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)[a]	20,126	18,713,843

		419,001,681
LODGING — 0.06%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	11,024	10,712,905
Series R
3.13%, 06/15/26 (Call 03/15/26)[a]	8,928	8,471,018

		19,183,923
MACHINERY — 0.29%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	11,960	11,463,664

154	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	$5,936	$5,994,245
3.80%, 08/15/42[a]	21,549	21,450,051
3.90%, 05/27/21	1,443	1,487,325
5.20%, 05/27/41[a]	13,819	16,509,080
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	16,016	15,710,890
3.90%, 06/09/42 (Call 12/09/41)[a]	9,828	10,035,436
John Deere Capital Corp.
2.80%, 03/06/23	11,744	11,522,380

		94,173,071
MANUFACTURING — 1.09%
3M Co.
5.70%, 03/15/37	3,381	4,239,434
Eaton Corp.
2.75%, 11/02/22[a]	23,600	23,137,162
4.15%, 11/02/42[a]	9,832	9,659,545
General Electric Co.
2.70%, 10/09/22[a]	39,287	38,068,313
3.10%, 01/09/23[a]	15,846	15,566,795
3.15%, 09/07/22[a]	18,459	18,231,137
3.38%, 03/11/24	2,855	2,804,003
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,302,270
4.13%, 10/09/42[a]	20,567	19,222,763
4.50%, 03/11/44[a]	23,419	23,152,410
4.63%, 01/07/21[a]	5,322	5,525,890
4.65%, 10/17/21[a]	15,389	16,122,820
5.30%, 02/11/21	14,577	15,387,841
5.88%, 01/14/38[a]	29,059	33,895,455
6.15%, 08/07/37[a]	19,925	23,781,021
6.88%, 01/10/39	30,318	39,215,278
Series A
6.75%, 03/15/32[a]	32,200	39,974,777
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)[a]	15,956	14,978,853
3.90%, 09/01/42 (Call 03/01/42)[a]	12,982	13,076,400

		357,342,167

Security	Principal (000s)	Value
MEDIA — 4.12%
21st Century Fox America Inc.
3.00%, 09/15/22	$12,115	$11,975,905
4.50%, 02/15/21[a]	16,890	17,636,602
6.15%, 03/01/37	14,037	17,476,805
6.15%, 02/15/41[a]	14,610	18,291,955
6.20%, 12/15/34	12,147	15,048,456
6.40%, 12/15/35[a]	15,031	19,011,606
6.65%, 11/15/37[a]	14,206	18,483,154
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	195	190,611
4.00%, 01/15/26 (Call 10/15/25)[a]	9,311	9,278,528
7.88%, 07/30/30[a]	7,967	10,442,454
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	11,594	10,710,370
4.20%, 03/15/28 (Call 12/15/27)[a]	9,235	8,865,143
4.46%, 07/23/22 (Call 05/23/22)[a]	38,575	39,456,215
4.91%, 07/23/25 (Call 04/23/25)[a]	57,163	58,845,198
5.38%, 05/01/47 (Call 11/01/46)[a]	32,695	32,533,032
6.38%, 10/23/35 (Call 04/23/35)[a]	25,606	28,803,455
6.48%, 10/23/45 (Call 04/23/45)[a]	45,788	51,563,781
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	13,723	17,411,609
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)[a]	19,052	17,096,825
2.75%, 03/01/23 (Call 02/01/23)[a]	10,176	9,947,019
2.85%, 01/15/23[a]	5,467	5,375,291
3.00%, 02/01/24 (Call 01/01/24)[a]	30,018	29,348,794
3.13%, 07/15/22[a]	10,310	10,302,863

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 03/01/26 (Call 12/01/25)[a]	$25,608	$24,684,378
3.15%, 02/15/28 (Call 11/15/27)[a]	31,411	29,852,154
3.20%, 07/15/36 (Call 01/15/36)[a]	12,866	11,308,771
3.30%, 02/01/27 (Call 11/01/26)	16,502	15,962,107
3.38%, 02/15/25 (Call 11/15/24)[a]	10,896	10,734,296
3.38%, 08/15/25 (Call 05/15/25)[a]	16,906	16,636,266
3.40%, 07/15/46 (Call 01/15/46)[a]	20,469	17,499,010
3.55%, 05/01/28 (Call 02/01/28)	14,985	14,706,756
3.60%, 03/01/24	8,783	8,856,191
3.90%, 03/01/38 (Call 09/01/37)	24,985	23,874,477
3.97%, 11/01/47 (Call 05/01/47)[a]	28,972	27,096,735
4.00%, 08/15/47 (Call 02/15/47)[a]	3,469	3,253,238
4.00%, 03/01/48 (Call 09/01/47)	17,572	16,438,641
4.00%, 11/01/49 (Call 05/01/49)	36,023	33,478,649
4.05%, 11/01/52 (Call 05/01/52)	29,003	27,014,679
4.20%, 08/15/34 (Call 02/15/34)[a]	7,662	7,694,996
4.25%, 01/15/33[a]	13,177	13,502,531
4.40%, 08/15/35 (Call 02/15/35)[a]	3,806	3,870,704
4.60%, 08/15/45 (Call 02/15/45)[a]	20,631	21,303,719
4.65%, 07/15/42[a]	16,021	16,643,212
4.75%, 03/01/44[a]	11,071	11,662,075
5.65%, 06/15/35	481	565,291
6.40%, 05/15/38	386	490,487
6.45%, 03/15/37	9,413	12,051,334
6.50%, 11/15/35	1,761	2,246,621
6.95%, 08/15/37	12,166	16,406,574
7.05%, 03/15/33	7,763	10,113,481

Security	Principal (000s)	Value
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)[a]	$19,762	$19,134,677
3.95%, 03/20/28 (Call 12/20/27)[a]	14,409	13,868,426
4.88%, 04/01/43[a]	3,835	3,658,193
5.00%, 09/20/37 (Call 03/20/37)	19,449	19,397,970
5.20%, 09/20/47 (Call 03/20/47)[a]	23,108	22,907,970
6.35%, 06/01/40	955	1,078,435
NBCUniversal Media LLC
2.88%, 01/15/23[a]	9,238	9,090,270
4.38%, 04/01/21[a]	22,364	23,298,214
4.45%, 01/15/43	12,726	12,841,785
5.95%, 04/01/41[a]	1,025	1,247,180
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)[a]	8,892	9,003,353
4.50%, 09/15/42 (Call 03/15/42)	24,034	21,464,160
5.50%, 09/01/41 (Call 03/01/41)[a]	6,203	6,235,669
5.88%, 11/15/40 (Call 05/15/40)[a]	7,549	7,951,553
6.55%, 05/01/37	12,845	14,498,152
6.75%, 06/15/39	19,647	22,586,270
7.30%, 07/01/38[a]	18,395	22,189,020
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,112	15,744,803
8.38%, 07/15/33[a]	10,631	14,028,175
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	8,878	8,139,904
3.55%, 06/01/24 (Call 03/01/24)	12,625	12,482,176
3.60%, 07/15/25 (Call 04/15/25)	17,597	17,127,401
3.80%, 02/15/27 (Call 11/15/26)[a]	34,454	33,434,417
4.75%, 03/29/21[a]	7,238	7,575,768
4.85%, 07/15/45 (Call 01/15/45)[a]	8,832	8,858,265

156	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.10%, 07/15/40	$1,462	$1,692,353
6.25%, 03/29/41	1,036	1,223,335
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	16,365	16,795,504
4.38%, 03/15/43[a]	3,378	3,050,411
5.85%, 09/01/43 (Call 03/01/43)[a]	17,340	18,892,199
6.88%, 04/30/36[a]	19,685	23,402,026
Walt Disney Co. (The)
1.85%, 07/30/26[a]	14,710	13,056,452
2.30%, 02/12/21[a]	9,197	9,072,164
2.35%, 12/01/22[a]	11,260	10,912,759
2.75%, 08/16/21	6,830	6,807,908
2.95%, 06/15/27[a]	14,042	13,509,930
3.00%, 02/13/26[a]	10,154	9,893,226
3.15%, 09/17/25[a]	7,800	7,705,744
4.13%, 06/01/44[a]	6,805	7,051,332

		1,346,950,593
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	12,693	12,417,906
3.25%, 06/15/25 (Call 03/15/25)	8,052	7,990,562

		20,408,468
MINING — 0.60%
Barrick Gold Corp.
5.25%, 04/01/42	6,248	6,937,875
Barrick North America Finance LLC
5.70%, 05/30/41	13,218	15,379,327
5.75%, 05/01/43[a]	5,545	6,570,081
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39[a]	14,103	16,598,489
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	1,656	1,647,279
4.13%, 02/24/42[a]	13,278	13,566,875
5.00%, 09/30/43[a]	31,354	36,145,017
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	4,481	4,487,536

Security	Principal (000s)	Value
4.88%, 03/15/42 (Call 09/15/41)[a]	$13,824	$14,659,965
6.25%, 10/01/39[a]	11,813	14,479,481
Rio Tinto Alcan Inc.
6.13%, 12/15/33[a]	4,232	5,219,130
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	19,921	20,285,718
5.20%, 11/02/40[a]	17,736	20,725,486
7.13%, 07/15/28	5,298	6,828,314
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	35	34,627
4.13%, 08/21/42 (Call 02/21/42)	13,370	13,653,317

		197,218,517
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)[a]	6,602	6,446,766
4.50%, 05/15/21[a]	3,754	3,846,040

		10,292,806
OIL & GAS — 6.22%
Anadarko Finance Co.
7.50%, 05/01/31	9,649	12,082,945
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	8,315	8,674,226
5.55%, 03/15/26 (Call 12/15/25)[a]	16,117	17,565,615
6.20%, 03/15/40[a]	8,458	9,884,415
6.45%, 09/15/36	20,712	24,727,833
6.60%, 03/15/46 (Call 09/15/45)[a]	11,275	14,003,794
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	15,879	15,737,448
4.25%, 01/15/44 (Call 07/15/43)	10,497	9,646,630
4.75%, 04/15/43 (Call 10/15/42)	22,467	22,015,317
5.10%, 09/01/40 (Call 03/01/40)	14,957	15,357,406

SCHEDULES OF INVESTMENTS	157

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.00%, 01/15/37	$7,438	$8,425,978
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	12,742	12,352,102
2.50%, 11/06/22[a]	14,783	14,350,449
2.75%, 05/10/23[a]	24,478	23,910,176
3.02%, 01/16/27 (Call 10/16/26)[a]	17,157	16,359,407
3.06%, 03/17/22	14,624	14,610,353
3.12%, 05/04/26 (Call 02/04/26)	21,670	20,950,989
3.22%, 11/28/23 (Call 09/28/23)[a]	5,716	5,676,749
3.22%, 04/14/24 (Call 02/14/24)	9,407	9,319,017
3.25%, 05/06/22[a]	22,823	22,910,574
3.28%, 09/19/27 (Call 06/19/27)[a]	12,663	12,278,339
3.51%, 03/17/25[a]	14,804	14,804,299
3.54%, 11/04/24[a]	8,742	8,762,364
3.56%, 11/01/21	11,856	12,092,926
3.59%, 04/14/27 (Call 01/14/27)[a]	11,180	11,119,252
3.72%, 11/28/28 (Call 08/28/28)[a]	6,097	6,119,790
3.81%, 02/10/24[a]	14,440	14,779,262
3.99%, 09/26/23[a]	13,954	14,448,238
4.74%, 03/11/21[a]	17,142	18,013,606
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	11,893	11,584,002
3.85%, 06/01/27 (Call 03/01/27)	18,548	18,191,593
4.95%, 06/01/47 (Call 12/01/46)[a]	8,171	8,535,733
6.25%, 03/15/38[a]	14,138	16,990,587
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a]	20,721	20,200,721
5.25%, 06/15/37 (Call 12/15/36)[a]	1,860	1,855,438
5.40%, 06/15/47 (Call 12/15/46)[a]	23,058	23,086,696
6.75%, 11/15/39	8,451	9,720,568

Security	Principal (000s)	Value
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	$6,290	$6,179,804
2.36%, 12/05/22 (Call 09/05/22)[a]	19,746	19,140,270
2.57%, 05/16/23 (Call 03/16/23)[a]	20,181	19,603,579
2.90%, 03/03/24 (Call 01/03/24)[a]	22,004	21,550,698
2.95%, 05/16/26 (Call 02/16/26)[a]	30,077	28,849,097
3.19%, 06/24/23 (Call 03/24/23)[a]	28,641	28,713,058
3.33%, 11/17/25 (Call 08/17/25)	1,869	1,851,505
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)[a]	10,353	10,060,282
4.88%, 10/01/47 (Call 04/01/47)	11,322	11,738,372
ConocoPhillips
6.50%, 02/01/39[a]	32,728	42,671,153
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	14,670	14,199,149
3.35%, 11/15/24 (Call 08/15/24)	12,563	12,464,519
4.30%, 11/15/44 (Call 05/15/44)[a]	7,455	7,640,744
4.95%, 03/15/26 (Call 12/15/25)[a]	20,561	22,370,845
ConocoPhillips Holding Co.
6.95%, 04/15/29	18,729	23,737,528
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	6,167	6,124,837
4.75%, 05/15/42 (Call 11/15/41)[a]	14,059	14,164,769
5.00%, 06/15/45 (Call 12/15/44)	12,341	12,925,386
5.60%, 07/15/41 (Call 01/15/41)	19,246	21,470,574
5.85%, 12/15/25 (Call 09/15/25)[a]	947	1,075,366

158	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.95%, 04/15/32	$5,787	$7,774,019
Devon Financing Co. LLC
7.88%, 09/30/31	1,800	2,399,133
Encana Corp.
6.50%, 08/15/34	7,933	9,505,315
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	16,609	16,023,923
4.10%, 02/01/21[a]	4,791	4,924,396
4.15%, 01/15/26 (Call 10/15/25)[a]	4,673	4,813,415
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)[a]	11,628	11,323,186
3.90%, 10/01/27 (Call 07/01/27)[a]	17,050	16,271,674
4.88%, 11/15/21	5,210	5,450,096
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)[a]	21,887	21,542,188
2.40%, 03/06/22 (Call 01/06/22)	14,423	14,097,336
2.71%, 03/06/25 (Call 12/06/24)[a]	25,679	24,703,475
2.73%, 03/01/23 (Call 01/01/23)[a]	9,251	9,135,213
3.04%, 03/01/26 (Call 12/01/25)[a]	29,788	29,179,655
3.18%, 03/15/24 (Call 12/15/23)[a]	3,383	3,395,661
3.57%, 03/06/45 (Call 09/06/44)[a]	15,054	14,274,472
4.11%, 03/01/46 (Call 09/01/45)[a]	34,547	36,006,611
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	12,880	12,589,819
5.60%, 02/15/41	15,866	16,302,055
6.00%, 01/15/40	10,224	10,826,593
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	5,263	5,334,384

Security	Principal (000s)	Value
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	$10,499	$10,126,378
3.85%, 06/01/25 (Call 03/01/25)	10,628	10,492,818
4.40%, 07/15/27 (Call 04/15/27)[a]	11,485	11,663,145
6.60%, 10/01/37	13,455	16,205,481
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,091	6,083,115
4.75%, 09/15/44 (Call 03/15/44)	12,810	12,567,076
5.13%, 03/01/21[a]	11,180	11,804,321
6.50%, 03/01/41 (Call 09/01/40)[a]	14,768	17,957,260
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	11,488	11,774,961
5.05%, 11/15/44 (Call 05/15/44)	9,541	9,941,091
5.25%, 11/15/43 (Call 05/15/43)	9,779	10,421,935
6.00%, 03/01/41 (Call 09/01/40)	11,803	13,613,966
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,905	9,718,633
3.00%, 02/15/27 (Call 11/15/26)[a]	15,079	14,377,079
3.13%, 02/15/22 (Call 11/15/21)	3,304	3,311,588
3.40%, 04/15/26 (Call 01/15/26)[a]	17,543	17,319,799
3.50%, 06/15/25 (Call 03/15/25)	15,617	15,609,543
4.10%, 02/15/47 (Call 08/15/46)[a]	9,006	8,884,094
4.40%, 04/15/46 (Call 10/15/45)[a]	15,404	15,856,463
4.63%, 06/15/45 (Call 12/15/44)	8,215	8,693,516

SCHEDULES OF INVESTMENTS	159

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	$11,345	$11,717,783
Phillips 66
4.30%, 04/01/22[a]	23,670	24,580,478
4.65%, 11/15/34 (Call 05/15/34)[a]	13,005	13,489,843
4.88%, 11/15/44 (Call 05/15/44)[a]	20,137	21,181,885
5.88%, 05/01/42[a]	16,409	19,438,387
Shell International Finance BV
1.75%, 09/12/21[a]	7,540	7,230,454
1.88%, 05/10/21	16,183	15,663,647
2.25%, 11/10/20[a]	1,558	1,535,553
2.25%, 01/06/23[a]	10,181	9,763,127
2.38%, 08/21/22[a]	8,781	8,535,961
2.50%, 09/12/26	14,607	13,572,091
2.88%, 05/10/26[a]	27,290	26,128,398
3.25%, 05/11/25	40,670	40,162,666
3.40%, 08/12/23[a]	3,427	3,461,635
3.75%, 09/12/46[a]	17,400	16,559,924
4.00%, 05/10/46[a]	29,002	28,716,899
4.13%, 05/11/35	18,521	19,068,807
4.38%, 05/11/45[a]	36,526	38,220,799
4.55%, 08/12/43[a]	16,337	17,514,777
5.50%, 03/25/40[a]	12,039	14,505,512
6.38%, 12/15/38[a]	35,450	46,751,460
Statoil ASA
2.45%, 01/17/23[a]	14,639	14,165,452
2.65%, 01/15/24	16,022	15,507,522
2.75%, 11/10/21	379	376,014
3.15%, 01/23/22[a]	3,509	3,524,549
3.70%, 03/01/24[a]	11,797	12,016,338
3.95%, 05/15/43	5,202	5,144,647
4.80%, 11/08/43[a]	10,868	12,146,767
5.10%, 08/17/40	9,741	11,217,210
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	8,986	8,891,155
4.00%, 11/15/47 (Call 05/15/47)	429	413,530
6.50%, 06/15/38[a]	17,364	22,316,473
6.80%, 05/15/38	14,425	18,986,618

Security	Principal (000s)	Value
6.85%, 06/01/39[a]	$13,366	$18,145,279
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	16,988	16,597,225
Total Capital International SA
2.70%, 01/25/23[a]	13,856	13,562,010
2.75%, 06/19/21[a]	9,987	9,942,213
2.88%, 02/17/22[a]	7,891	7,833,287
3.70%, 01/15/24[a]	10,978	11,209,672
3.75%, 04/10/24[a]	19,313	19,768,586
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)[a]	17,825	17,072,229
6.63%, 06/15/37[a]	15,960	19,775,709
7.50%, 04/15/32	11,424	14,870,325

		2,031,254,149
OIL & GAS SERVICES — 0.69%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	1,139	1,255,237
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	10,072	9,835,410
3.34%, 12/15/27 (Call 09/15/27)	19,916	19,013,088
4.08%, 12/15/47 (Call 06/15/47)	14,245	13,376,918
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	18,892	18,951,177
3.80%, 11/15/25 (Call 08/15/25)[a]	30,582	30,604,704
4.75%, 08/01/43 (Call 02/01/43)[a]	15,639	16,207,883
4.85%, 11/15/35 (Call 05/15/35)[a]	14,159	15,086,223
5.00%, 11/15/45 (Call 05/15/45)[a]	25,207	27,241,815
6.70%, 09/15/38[a]	10,400	13,278,445
7.45%, 09/15/39[a]	7,872	10,823,816
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	20,647	19,751,484

160	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.95%, 12/01/42 (Call 06/01/42)	$10,901	$9,403,197
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	19,678	20,066,210

		224,895,607
PHARMACEUTICALS — 6.20%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	22,549	22,024,458
2.85%, 05/14/23 (Call 03/14/23)[a]	19,017	18,463,352
2.90%, 11/06/22[a]	39,745	38,906,516
3.20%, 11/06/22 (Call 09/06/22)[a]	7,495	7,448,154
3.20%, 05/14/26 (Call 02/14/26)[a]	25,957	24,773,205
3.60%, 05/14/25 (Call 02/14/25)[a]	42,097	41,601,325
4.30%, 05/14/36 (Call 11/14/35)[a]	16,611	16,697,979
4.40%, 11/06/42	31,603	31,257,810
4.45%, 05/14/46 (Call 11/14/45)[a]	25,105	25,057,361
4.50%, 05/14/35 (Call 11/14/34)[a]	33,407	34,347,748
4.70%, 05/14/45 (Call 11/14/44)	29,879	30,795,840
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	17,918	17,667,689
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)[a]	35,359	35,286,394
3.80%, 03/15/25 (Call 12/15/24)[a]	50,637	49,922,745
3.85%, 06/15/24 (Call 03/15/24)[a]	18,032	17,997,819
4.55%, 03/15/35 (Call 09/15/34)	32,015	31,846,054
4.75%, 03/15/45 (Call 09/15/44)	14,571	14,520,730
4.85%, 06/15/44 (Call 12/15/43)	18,880	19,044,941

Security	Principal (000s)	Value
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)[a]	$8,984	$8,698,972
3.13%, 06/12/27 (Call 03/12/27)[a]	13,147	12,578,536
3.38%, 11/16/25 [a]	30,079	29,551,817
4.00%, 09/18/42[a]	18,343	17,474,564
4.38%, 11/16/45[a]	8,888	8,959,541
6.45%, 09/15/37[a]	30,097	38,582,148
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	3,446	3,297,626
3.25%, 02/27/27[a]	17,761	17,518,053
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)[a]	5,791	5,598,509
3.08%, 06/15/24 (Call 04/15/24)[a]	4,513	4,327,183
3.41%, 06/15/27 (Call 03/15/27)[a]	28,693	27,001,189
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	20,468	19,738,836
2.75%, 12/01/22 (Call 09/01/22)[a]	20,037	19,297,953
2.88%, 06/01/26 (Call 03/01/26)[a]	38,759	35,414,098
3.50%, 07/20/22 (Call 05/20/22)[a]	22,170	22,101,628
3.88%, 07/20/25 (Call 04/20/25)[a]	38,535	38,060,422
4.00%, 12/05/23 (Call 09/05/23)[a]	8,864	8,975,775
4.88%, 07/20/35 (Call 01/20/35)	128	132,171
5.13%, 07/20/45 (Call 01/20/45)[a]	40,264	42,087,025
5.30%, 12/05/43 (Call 06/05/43)	1,432	1,528,661
Eli Lilly & Co.
2.35%, 05/15/22[a]	9,301	9,050,942
2.75%, 06/01/25 (Call 03/01/25)[a]	9,128	8,807,928
3.10%, 05/15/27 (Call 02/15/27)[a]	11,693	11,387,536

SCHEDULES OF INVESTMENTS	161

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 03/01/45 (Call 09/01/44)	$13,858	$13,375,349
3.95%, 05/15/47 (Call 11/15/46)[a]	8,441	8,463,433
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)[a]	15,648	15,118,659
3.40%, 03/01/27 (Call 12/01/26)[a]	21,528	20,365,423
3.50%, 06/15/24 (Call 03/15/24)	17,593	17,223,953
3.90%, 02/15/22[a]	14,281	14,535,679
4.50%, 02/25/26 (Call 11/27/25)[a]	24,121	24,881,709
4.75%, 11/15/21[a]	13,730	14,385,200
4.80%, 07/15/46 (Call 01/15/46)[a]	5,901	5,880,484
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,039	19,660,616
6.38%, 05/15/38[a]	32,065	42,456,289
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	26,974	26,741,260
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	3,979	3,871,826
2.25%, 03/03/22 (Call 02/03/22)[a]	3,643	3,565,466
2.45%, 03/01/26 (Call 12/01/25)[a]	36,010	33,954,333
2.63%, 01/15/25 (Call 11/15/24)	11,430	11,027,625
2.90%, 01/15/28 (Call 10/15/27)[a]	14,473	13,899,037
2.95%, 03/03/27 (Call 12/03/26)[a]	15,939	15,453,431
3.38%, 12/05/23[a]	4,611	4,722,873
3.40%, 01/15/38 (Call 07/15/37)[a]	15,286	14,610,582
3.50%, 01/15/48 (Call 07/15/47)[a]	11,807	11,081,815
3.55%, 03/01/36 (Call 09/01/35)[a]	13,706	13,416,391
3.63%, 03/03/37 (Call 09/03/36)[a]	21,400	21,156,072

Security	Principal (000s)	Value
3.70%, 03/01/46 (Call 09/01/45)[a]	$21,708	$21,197,532
3.75%, 03/03/47 (Call 09/03/46)[a]	10,372	10,205,621
4.38%, 12/05/33 (Call 06/05/33)	10,219	11,106,290
5.95%, 08/15/37[a]	14,122	18,182,679
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	4,024	4,062,180
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)[a]	10,077	10,254,795
Merck & Co. Inc.
2.35%, 02/10/22[a]	4,297	4,213,805
2.40%, 09/15/22 (Call 06/15/22)[a]	7,516	7,342,389
2.75%, 02/10/25 (Call 11/10/24)[a]	30,347	29,274,910
2.80%, 05/18/23[a]	22,229	21,968,294
3.70%, 02/10/45 (Call 08/10/44)[a]	29,897	28,955,098
3.88%, 01/15/21 (Call 10/15/20)[a]	2,490	2,562,457
4.15%, 05/18/43	16,997	17,614,761
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	26,289	26,055,438
3.95%, 06/15/26 (Call 03/15/26)[b]	1,938	1,878,910
3.95%, 06/15/26 (Call 03/15/26)[a]	36,063	34,944,423
5.25%, 06/15/46 (Call 12/15/45)[a]	9,926	10,017,642
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	5,346	5,225,703
2.40%, 09/21/22[a]	15,199	14,811,661
3.00%, 11/20/25 (Call 08/20/25)[a]	22,886	22,370,539
3.10%, 05/17/27 (Call 02/17/27)	19,943	19,525,503
3.40%, 05/06/24[a]	28,543	28,826,061

162	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 11/20/45 (Call 05/20/45)[a]	$18,811	$19,066,892
4.40%, 05/06/44[a]	19,923	21,499,254
Pfizer Inc.
1.95%, 06/03/21[a]	8,851	8,634,861
2.20%, 12/15/21[a]	10,126	9,896,486
2.75%, 06/03/26[a]	19,219	18,244,483
3.00%, 06/15/23[a]	9,895	9,882,913
3.00%, 12/15/26[a]	17,797	17,172,888
3.40%, 05/15/24[a]	16,513	16,700,735
4.00%, 12/15/36[a]	12,023	12,338,244
4.13%, 12/15/46[a]	14,505	14,877,825
4.30%, 06/15/43[a]	10,948	11,443,511
4.40%, 05/15/44[a]	12,677	13,488,693
7.20%, 03/15/39[a]	28,441	41,096,070
Sanofi
4.00%, 03/29/21[a]	19,837	20,472,030
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)[a]	44,024	42,529,332
2.88%, 09/23/23 (Call 07/23/23)[a]	35,249	33,806,858
3.20%, 09/23/26 (Call 06/23/26)[a]	40,097	37,352,789
Wyeth LLC
5.95%, 04/01/37[a]	23,199	29,506,305
6.50%, 02/01/34[a]	8,731	11,344,070
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)[a]	6,631	6,218,303
3.25%, 02/01/23 (Call 11/01/22)[a]	17,487	17,397,877
3.95%, 09/12/47 (Call 03/12/47)[a]	903	857,018
4.50%, 11/13/25 (Call 08/13/25)	9,842	10,385,171
4.70%, 02/01/43 (Call 08/01/42)	12,839	13,525,919

		2,026,013,956
PIPELINES — 3.22%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	12,062	12,399,933

Security	Principal (000s)	Value
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)[a]	$15,583	$15,696,588
5.50%, 12/01/46 (Call 05/29/46)[a]	9,284	10,481,786
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	14,293	14,073,691
4.05%, 03/15/25 (Call 12/15/24)[a]	17,476	17,232,406
4.65%, 06/01/21 (Call 03/01/21)[a]	7,944	8,213,184
4.75%, 01/15/26 (Call 10/15/25)[a]	11,674	11,861,807
5.15%, 03/15/45 (Call 09/15/44)	15,637	14,682,349
5.20%, 02/01/22 (Call 11/01/21)[a]	11,471	12,066,205
5.30%, 04/15/47 (Call 10/15/46)[a]	8,593	8,252,841
6.13%, 12/15/45 (Call 06/15/45)	9,297	9,871,384
6.50%, 02/01/42 (Call 08/01/41)	14,353	15,847,434
Energy Transfer LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	13,660	14,620,711
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	2,313	2,268,115
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	2,835	2,828,256
3.70%, 02/15/26 (Call 11/15/25)	12,121	12,062,986
3.75%, 02/15/25 (Call 11/15/24)	13,861	13,922,877
3.90%, 02/15/24 (Call 11/15/23)	9,083	9,227,589
3.95%, 02/15/27 (Call 11/15/26)[a]	10	10,103
4.25%, 02/15/48 (Call 08/15/47)	15,000	14,384,756

SCHEDULES OF INVESTMENTS	163

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.45%, 02/15/43 (Call 08/15/42)	$14,545	$14,363,971
4.85%, 08/15/42 (Call 02/15/42)	6,734	7,006,864
4.85%, 03/15/44 (Call 09/15/43)	17,530	18,274,762
4.90%, 05/15/46 (Call 11/15/45)	12,036	12,729,589
5.10%, 02/15/45 (Call 08/15/44)	16,785	18,168,928
5.95%, 02/01/41	8,489	10,049,137
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	11,725	11,766,523
3.95%, 09/01/22 (Call 06/01/22)	13,401	13,582,160
5.50%, 03/01/44 (Call 09/01/43)	7,613	7,922,350
6.95%, 01/15/38	11,171	13,488,492
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)[a]	15,813	15,452,764
4.30%, 06/01/25 (Call 03/01/25)	16,996	17,187,599
4.30%, 03/01/28 (Call 12/01/27)	5,000	4,983,100
5.05%, 02/15/46 (Call 08/15/45)	9,835	9,643,105
5.30%, 12/01/34 (Call 06/01/34)	11,363	11,724,702
5.55%, 06/01/45 (Call 12/01/44)[a]	17,969	18,777,341
7.75%, 01/15/32	11,599	14,759,947
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	15,000	14,740,452
4.13%, 03/01/27 (Call 12/01/26)[a]	13,690	13,605,661
4.50%, 07/15/23 (Call 04/15/23)[a]	9,311	9,634,332
4.50%, 04/15/38 (Call 10/15/37)	20,000	19,468,436
4.70%, 04/15/48 (Call 10/15/47)	15,000	14,521,306

Security	Principal (000s)	Value
4.88%, 12/01/24 (Call 09/01/24)[a]	$15,036	$15,829,692
4.88%, 06/01/25 (Call 03/01/25)[a]	11,801	12,376,517
5.20%, 03/01/47 (Call 09/01/46)[a]	16,089	16,705,894
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,369	6,291,148
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,013	5,739,663
3.65%, 06/01/22 (Call 03/01/22)	8,955	8,855,680
4.50%, 12/15/26 (Call 09/15/26)[a]	10,782	10,707,797
4.65%, 10/15/25 (Call 07/15/25)[a]	10,306	10,412,835
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15,873	15,560,743
5.00%, 03/15/27 (Call 09/15/26)[a]	20,672	21,435,522
5.63%, 02/01/21 (Call 11/01/20)[a]	17,449	18,406,950
5.63%, 04/15/23 (Call 01/15/23)[a]	24,592	26,310,632
5.63%, 03/01/25 (Call 12/01/24)[a]	27,655	29,804,734
5.75%, 05/15/24 (Call 02/15/24)[a]	24,637	26,569,093
5.88%, 06/30/26 (Call 12/31/25)[a]	21,690	23,690,909
6.25%, 03/15/22 (Call 12/15/21)[a]	9,364	10,203,628
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,790	15,526,477
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)[a]	10,615	10,116,178
5.35%, 05/15/45 (Call 11/15/44)	8,624	8,309,948

164	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.40%, 10/01/47 (Call 04/01/47)[a]	$19,946	$19,535,124
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	12,712	12,357,396
4.63%, 03/01/34 (Call 12/01/33)[a]	17,921	18,964,904
4.88%, 01/15/26 (Call 10/15/25)[a]	8,313	9,011,398
6.10%, 06/01/40[a]	9,135	11,293,564
6.20%, 10/15/37[a]	13,190	16,232,329
7.63%, 01/15/39[a]	15,552	22,153,824
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[a]	17,365	21,568,830
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	8,501	8,389,729
3.60%, 03/15/22 (Call 01/15/22)	17,915	17,939,443
3.75%, 06/15/27 (Call 03/15/27)[a]	19,604	19,041,828
3.90%, 01/15/25 (Call 10/15/24)	6,106	6,064,015
4.00%, 09/15/25 (Call 06/15/25)[a]	11,799	11,752,809
4.30%, 03/04/24 (Call 12/04/23)	16,175	16,541,909
5.10%, 09/15/45 (Call 03/15/45)	11,675	12,097,208
6.30%, 04/15/40	16,262	19,226,177
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/28/18)	4,470	4,670,584

		1,051,551,633
REAL ESTATE INVESTMENT TRUSTS — 1.12%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)[a]	10,687	10,722,664
3.38%, 10/15/26 (Call 07/15/26)[a]	16,256	15,384,027
3.50%, 01/31/23[a]	2,576	2,575,974
3.55%, 07/15/27 (Call 04/15/27)[a]	8,097	7,713,814

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)[a]	$22,768	$22,809,779
4.70%, 03/15/22[a]	374	392,112
5.00%, 02/15/24	8,791	9,396,432
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)[a]	22,715	20,925,590
3.65%, 02/01/26 (Call 11/03/25)[a]	18,131	17,959,593
3.85%, 02/01/23 (Call 11/01/22)	6,260	6,409,079
4.13%, 05/15/21 (Call 02/15/21)	2,290	2,363,255
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23[a]	9,702	9,766,971
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	459	445,003
3.15%, 07/15/23 (Call 06/15/23)	475	464,628
3.20%, 09/01/24 (Call 07/01/24)[a]	4,328	4,166,553
3.40%, 02/15/21 (Call 01/15/21)[a]	5,095	5,126,915
3.65%, 09/01/27 (Call 06/01/27)[a]	13,944	13,340,045
3.70%, 06/15/26 (Call 03/15/26)[a]	7,044	6,808,270
4.45%, 02/15/26 (Call 11/15/25)	13,791	14,044,486
4.88%, 04/15/22	22,404	23,567,935
5.25%, 01/15/23[a]	26,309	28,198,020
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)[a]	7,886	8,215,684
4.63%, 12/15/21 (Call 09/15/21)	5,125	5,405,445
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)[a]	12,864	12,887,665
4.00%, 06/01/25 (Call 03/01/25)[a]	13,070	13,114,927

SCHEDULES OF INVESTMENTS	165

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 08/15/23)	$7,593	$7,829,448
5.38%, 02/01/21 (Call 11/03/20)[a]	1,602	1,695,186
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	12,588	12,137,397
3.30%, 01/15/26 (Call 10/15/25)[a]	18,689	18,173,522
3.38%, 10/01/24 (Call 07/01/24)[a]	15,996	15,868,817
3.38%, 06/15/27 (Call 03/15/27)[a]	1,732	1,678,631
4.38%, 03/01/21 (Call 12/01/20)[a]	10,967	11,413,686
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	19,727	19,898,161
Weyerhaeuser Co.
7.38%, 03/15/32[a]	11,727	15,402,584

		366,302,298
RETAIL — 2.69%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	3,651	3,584,682
2.30%, 05/18/22 (Call 04/18/22)[a]	3,007	2,925,198
2.75%, 05/18/24 (Call 03/18/24)	12,635	12,320,948
3.00%, 05/18/27 (Call 02/18/27)[a]	10,836	10,482,949
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)[a]	17,135	16,744,634
2.13%, 09/15/26 (Call 06/15/26)[a]	18,173	16,369,204
2.63%, 06/01/22 (Call 05/01/22)	9,650	9,520,649
2.70%, 04/01/23 (Call 01/01/23)[a]	13,102	12,857,289
2.80%, 09/14/27 (Call 06/14/27)[a]	15,847	14,944,778
3.00%, 04/01/26 (Call 01/01/26)[a]	20,746	20,098,136

Security	Principal (000s)	Value
3.35%, 09/15/25 (Call 06/15/25)[a]	$18,262	$18,185,332
3.50%, 09/15/56 (Call 03/15/56)[a]	13,157	11,560,574
3.75%, 02/15/24 (Call 11/15/23)[a]	6,135	6,311,829
3.90%, 06/15/47 (Call 12/15/46)[a]	3,460	3,399,606
4.20%, 04/01/43 (Call 10/01/42)[a]	8,263	8,481,554
4.25%, 04/01/46 (Call 10/01/45)[a]	15,991	16,558,853
4.40%, 04/01/21 (Call 01/01/21)[a]	11,602	12,130,120
4.40%, 03/15/45 (Call 09/15/44)	11,817	12,505,200
4.88%, 02/15/44 (Call 08/15/43)	13,255	14,963,501
5.88%, 12/16/36[a]	34,752	44,406,815
5.95%, 04/01/41 (Call 10/01/40)[a]	14,962	19,154,269
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	16,686	15,405,289
3.10%, 05/03/27 (Call 02/03/27)[a]	20,470	19,594,781
3.12%, 04/15/22 (Call 01/15/22)	3,500	3,527,561
3.38%, 09/15/25 (Call 06/15/25)	9,756	9,628,950
3.70%, 04/15/46 (Call 10/15/45)	20,150	18,644,392
4.05%, 05/03/47 (Call 11/03/46)[a]	16,870	16,719,729
4.38%, 09/15/45 (Call 03/15/45)[a]	6,942	7,193,347
4.65%, 04/15/42 (Call 10/15/41)[a]	8,169	8,793,478
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	9,371	8,728,355
McDonald’s Corp.
2.63%, 01/15/22[a]	17,241	16,946,310
3.50%, 03/01/27 (Call 12/01/26)[a]	14,639	14,402,440

166	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 01/30/26 (Call 10/30/25)[a]	$20,554	$20,586,681
4.70%, 12/09/35 (Call 06/09/35)[a]	8,015	8,568,570
4.88%, 12/09/45 (Call 06/09/45)[a]	22,619	24,515,574
6.30%, 10/15/37[a]	11,344	14,456,024
6.30%, 03/01/38[a]	9,977	12,710,724
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)[a]	5,935	5,825,385
3.10%, 03/01/23 (Call 02/01/23)	5,000	4,990,950
3.50%, 03/01/28 (Call 12/01/27)	5,000	4,963,700
3.85%, 10/01/23 (Call 07/01/23)[a]	14,304	14,874,771
Target Corp.
2.50%, 04/15/26[a]	18,000	16,704,428
2.90%, 01/15/22[a]	7,185	7,190,326
3.50%, 07/01/24[a]	8,778	8,920,331
3.63%, 04/15/46[a]	11,847	10,817,263
3.90%, 11/15/47 (Call 05/15/47)	9,855	9,419,601
4.00%, 07/01/42[a]	16,256	15,886,345
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)[a]	21,511	19,440,756
2.75%, 06/15/21 (Call 04/15/21)[a]	504	503,476
Walgreen Co.
3.10%, 09/15/22[a]	17,947	17,632,260
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)[a]	18,284	18,324,088
3.45%, 06/01/26 (Call 03/01/26)[a]	22,058	20,866,566
3.80%, 11/18/24 (Call 08/18/24)[a]	25,521	25,305,738
4.80%, 11/18/44 (Call 05/18/44)[a]	17,178	17,074,953
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)[a]	18,519	18,009,894

Security	Principal (000s)	Value
2.55%, 04/11/23 (Call 01/11/23)[a]	$27,049	$26,475,096
2.65%, 12/15/24 (Call 10/15/24)	18,294	17,753,553
3.30%, 04/22/24 (Call 01/22/24)	16,406	16,576,056
3.63%, 12/15/47 (Call 06/15/47)[a]	16,981	16,486,596
4.00%, 04/11/43 (Call 10/11/42)	2,507	2,590,704
4.30%, 04/22/44 (Call 10/22/43)[a]	4,832	5,211,542
5.25%, 09/01/35	16,463	19,723,856
5.63%, 04/01/40	5,037	6,404,078
5.63%, 04/15/41	17,701	22,640,777
5.88%, 04/05/27	1,302	1,543,716

		880,085,130
SEMICONDUCTORS — 1.97%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	11,123	10,850,428
3.90%, 12/15/25 (Call 09/15/25)	11,203	11,329,396
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)[a]	13,500	13,198,584
4.30%, 06/15/21[a]	8,651	9,069,926
4.35%, 04/01/47 (Call 10/01/46)[a]	12,174	12,685,942
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)[a]	11,522	10,926,140
3.00%, 01/15/22 (Call 12/15/21)	54,592	53,347,805
3.13%, 01/15/25 (Call 11/15/24)	21,247	19,937,547
3.50%, 01/15/28 (Call 10/15/27)	19,315	17,891,316
3.63%, 01/15/24 (Call 11/15/23)	26,462	25,841,294
3.88%, 01/15/27 (Call 10/15/26)	65,689	63,041,674

SCHEDULES OF INVESTMENTS	167

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)[a]	$8,539	$8,344,199
2.60%, 05/19/26 (Call 02/19/26)	17,090	16,083,698
2.70%, 12/15/22[a]	15,682	15,469,426
2.88%, 05/11/24 (Call 03/11/24)[a]	19,118	18,692,179
3.10%, 07/29/22[a]	16,732	16,839,583
3.15%, 05/11/27 (Call 02/11/27)[a]	14,194	13,840,929
3.30%, 10/01/21[a]	16,077	16,372,540
3.70%, 07/29/25 (Call 04/29/25)[a]	27,121	27,689,882
3.73%, 12/08/47 (Call 06/08/47)[b]	43,904	42,063,487
4.00%, 12/15/32[a]	10,531	10,937,101
4.10%, 05/19/46 (Call 11/19/45)[a]	16,692	17,017,788
4.10%, 05/11/47 (Call 11/11/46)[a]	16,636	16,972,501
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	15,993	15,546,637
3.20%, 09/16/26 (Call 06/16/26)[a]	8,436	8,173,483
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)[a]	21,057	20,039,227
2.90%, 05/20/24 (Call 03/20/24)[a]	29,743	28,124,609
3.00%, 05/20/22[a]	18,829	18,446,502
3.25%, 05/20/27 (Call 02/20/27)[a]	26,040	24,356,644
3.45%, 05/20/25 (Call 02/20/25)[a]	16,501	15,986,966
4.30%, 05/20/47 (Call 11/20/46)[a]	17,813	16,457,933
4.65%, 05/20/35 (Call 11/20/34)	16,064	16,292,920
4.80%, 05/20/45 (Call 11/20/44)[a]	12,623	12,660,095

		644,528,381

Security	Principal (000s)	Value
SOFTWARE — 4.23%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a]	$7,527	$7,304,417
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	9,357	9,069,494
3.00%, 08/15/26 (Call 05/15/26)	15,622	14,560,679
3.50%, 04/15/23 (Call 01/15/23)	2,025	2,028,475
5.00%, 10/15/25 (Call 07/15/25)	6,012	6,443,735
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	10,719	10,818,321
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	36,218	34,785,238
2.00%, 11/03/20 (Call 10/03/20)[a]	1,130	1,111,933
2.00%, 08/08/23 (Call 06/08/23)[a]	17,448	16,537,197
2.13%, 11/15/22[a]	2,447	2,364,798
2.38%, 02/12/22 (Call 01/12/22)	19,152	18,775,690
2.38%, 05/01/23 (Call 02/01/23)[a]	2,901	2,810,719
2.40%, 02/06/22 (Call 01/06/22)[a]	16,019	15,720,681
2.40%, 08/08/26 (Call 05/08/26)[a]	52,539	48,746,546
2.65%, 11/03/22 (Call 09/03/22)	2,582	2,544,184
2.70%, 02/12/25 (Call 11/12/24)[a]	30,217	29,144,393
2.88%, 02/06/24 (Call 12/06/23)	29,532	29,016,673
3.13%, 11/03/25 (Call 08/03/25)[a]	33,629	33,174,437
3.30%, 02/06/27 (Call 11/06/26)[a]	52,681	52,202,098
3.45%, 08/08/36 (Call 02/08/36)	28,556	27,663,991

168	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 02/12/35 (Call 08/12/34)[a]	$31,379	$30,730,333
3.50%, 11/15/42	11,537	10,966,753
3.63%, 12/15/23 (Call 09/15/23)[a]	16,333	16,755,002
3.70%, 08/08/46 (Call 02/08/46)[a]	59,945	58,268,908
3.75%, 02/12/45 (Call 08/12/44)	20,670	20,287,152
3.95%, 08/08/56 (Call 02/08/56)[a]	25,757	25,524,396
4.00%, 02/12/55 (Call 08/12/54)	25,463	25,486,189
4.10%, 02/06/37 (Call 08/06/36)	31,710	33,335,730
4.20%, 11/03/35 (Call 05/03/35)	11,146	11,847,645
4.45%, 11/03/45 (Call 05/03/45)	35,575	38,985,600
4.50%, 10/01/40	10,503	11,547,781
4.50%, 02/06/57 (Call 08/06/56)[a]	21,214	23,188,815
4.75%, 11/03/55 (Call 05/03/55)[a]	16,337	18,576,968
5.20%, 06/01/39	11,309	13,517,945
5.30%, 02/08/41[a]	12,511	15,200,660
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	34,722	37,003,965
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	49,529	47,825,153
2.40%, 09/15/23 (Call 07/15/23)[a]	26,537	25,354,065
2.50%, 05/15/22 (Call 03/15/22)[a]	26,846	26,255,082
2.50%, 10/15/22[a]	22,171	21,610,324
2.63%, 02/15/23 (Call 01/15/23)[a]	15,404	15,025,856
2.65%, 07/15/26 (Call 04/15/26)[a]	37,726	35,255,849
2.80%, 07/08/21[a]	7,611	7,592,190
2.95%, 11/15/24 (Call 09/15/24)[a]	30,500	29,631,894

Security	Principal (000s)	Value
2.95%, 05/15/25 (Call 02/15/25)[a]	$34,000	$32,924,784
3.25%, 11/15/27 (Call 08/15/27)[a]	40,012	38,876,059
3.40%, 07/08/24 (Call 04/08/24)[a]	25,246	25,331,031
3.63%, 07/15/23[a]	15,122	15,433,624
3.80%, 11/15/37 (Call 05/15/37)[a]	22,754	22,446,737
3.85%, 07/15/36 (Call 01/15/36)[a]	16,433	16,378,066
3.90%, 05/15/35 (Call 11/15/34)	15,612	15,658,816
4.00%, 07/15/46 (Call 01/15/46)[a]	34,571	34,214,290
4.00%, 11/15/47 (Call 05/15/47)[a]	26,578	26,318,665
4.13%, 05/15/45 (Call 11/15/44)[a]	27,305	27,511,000
4.30%, 07/08/34 (Call 01/08/34)	22,297	23,477,595
4.38%, 05/15/55 (Call 11/15/54)[a]	14,773	15,335,275
4.50%, 07/08/44 (Call 01/08/44)[a]	12,445	13,260,085
5.38%, 07/15/40	29,999	35,934,563
6.13%, 07/08/39[a]	14,060	18,331,580
6.50%, 04/15/38	17,127	23,036,942
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)[a]	17,233	16,579,635
3.90%, 08/21/27 (Call 05/21/27)[a]	15,996	15,146,361

		1,380,793,062

TELECOMMUNICATIONS — 7.63%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	21,532	20,746,140
2.80%, 02/17/21 (Call 01/17/21)[a]	14,419	14,313,979
2.85%, 02/14/23 (Call 01/14/23)[a]	4,784	4,752,616
3.00%, 02/15/22[a]	16,462	16,238,614

SCHEDULES OF INVESTMENTS	169

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 06/30/22 (Call 04/30/22)	$35,685	$35,065,298
3.20%, 03/01/22 (Call 02/01/22)[a]	17,247	17,129,936
3.40%, 08/14/24 (Call 06/14/24)	3,255	3,234,600
3.40%, 05/15/25 (Call 02/15/25)[a]	56,431	54,211,693
3.60%, 02/17/23 (Call 12/17/22)[a]	34,369	34,485,559
3.80%, 03/15/22	16,319	16,572,560
3.80%, 03/01/24 (Call 01/01/24)[a]	12,345	12,352,540
3.88%, 08/15/21[a]	18,000	18,365,380
3.90%, 03/11/24 (Call 12/11/23)	20,298	20,416,289
3.90%, 08/14/27 (Call 05/14/27)[a]	27,059	26,862,749
3.95%, 01/15/25 (Call 10/15/24)[a]	17,910	17,876,892
4.10%, 02/15/28 (Call 11/15/27)[b]	40,756	39,948,685
4.13%, 02/17/26 (Call 11/17/25)[a]	34,354	34,330,852
4.25%, 03/01/27 (Call 12/01/26)[a]	20,296	20,330,020
4.30%, 02/15/30 (Call 11/15/29)[a,b]	26,258	25,590,175
4.30%, 12/15/42 (Call 06/15/42)[a]	27,838	25,393,576
4.35%, 06/15/45 (Call 12/15/44)	33,408	29,860,141
4.45%, 05/15/21	11,969	12,420,648
4.45%, 04/01/24 (Call 01/01/24)[a]	22,318	23,050,267
4.50%, 05/15/35 (Call 11/15/34)[a]	30,391	29,253,720
4.50%, 03/09/48 (Call 09/09/47)[a]	50,797	46,190,058
4.55%, 03/09/49 (Call 09/09/48)[a]	29,864	27,290,246
4.75%, 05/15/46 (Call 11/15/45)[a]	37,390	35,312,256

Security	Principal (000s)	Value
4.80%, 06/15/44 (Call 12/15/43)	$30,367	$29,016,233
4.90%, 08/14/37 (Call 02/14/37)[a]	29,190	29,163,402
5.00%, 03/01/21	6,276	6,599,610
5.15%, 03/15/42[a]	7,446	7,479,295
5.15%, 11/15/46 (Call 05/15/46)[a,b]	34,570	34,572,070
5.15%, 02/14/50 (Call 08/14/49)[a]	48,573	48,319,716
5.25%, 03/01/37 (Call 09/01/36)[a]	31,965	33,179,267
5.30%, 08/14/58 (Call 02/14/58)[a]	24,897	24,797,833
5.35%, 09/01/40[a]	22,700	23,448,160
5.45%, 03/01/47 (Call 09/01/46)[a]	18,414	19,158,305
5.55%, 08/15/41[a]	17,684	18,971,335
5.65%, 02/15/47 (Call 08/15/46)[a]	11,025	11,774,409
5.70%, 03/01/57 (Call 09/01/56)[a]	6,827	7,252,069
6.00%, 08/15/40 (Call 05/15/40)[a]	17,133	19,046,340
6.38%, 03/01/41[a]	13,971	16,221,035
British Telecommunications PLC
9.13%, 12/15/30	32,304	46,941,505
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)[a]	18,793	18,135,766
2.20%, 02/28/21[a]	24,832	24,387,698
2.20%, 09/20/23 (Call 07/20/23)[a]	2,646	2,521,473
2.50%, 09/20/26 (Call 06/20/26)[a]	19,160	17,877,272
2.95%, 02/28/26[a]	12,524	12,138,283
3.63%, 03/04/24[a]	9,236	9,438,942
5.50%, 01/15/40[a]	26,500	33,001,147
5.90%, 02/15/39[a]	25,748	33,369,817
Deutsche Telekom International Finance BV
8.75%, 06/15/30	41,833	59,666,688

170	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Orange SA
4.13%, 09/14/21	$12,114	$12,606,840
5.38%, 01/13/42[a]	13,334	15,253,776
5.50%, 02/06/44 (Call 08/06/43)[a]	9,716	11,264,297
9.00%, 03/01/31[a]	31,536	46,672,656
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	9,077	9,361,490
5.00%, 03/15/44 (Call 09/15/43)[a]	14,112	15,411,334
Telefonica Emisiones SAU
4.10%, 03/08/27[a]	25,403	25,221,165
4.57%, 04/27/23[a]	6,262	6,615,878
5.21%, 03/08/47[a]	26,113	27,418,444
5.46%, 02/16/21[a]	18,615	19,833,812
7.05%, 06/20/36[a]	21,807	27,693,333
Telefonica Europe BV
8.25%, 09/15/30[a]	17,718	24,023,276
Verizon Communications Inc.
1.75%, 08/15/21	10,581	10,126,328
2.45%, 11/01/22 (Call 08/01/22)	15,539	14,965,393
2.63%, 08/15/26[a]	23,425	21,342,143
2.95%, 03/15/22[a]	41,964	41,478,611
3.00%, 11/01/21 (Call 09/01/21)[a]	9,102	9,064,807
3.13%, 03/16/22[a]	26,438	26,287,407
3.38%, 02/15/25	68,320	66,813,394
3.45%, 03/15/21[a]	5,758	5,836,042
3.50%, 11/01/21[a]	15,220	15,388,931
3.50%, 11/01/24 (Call 08/01/24)[a]	38,111	37,750,241
3.85%, 11/01/42 (Call 05/01/42)[a]	12,075	10,503,700
4.13%, 03/16/27[a]	43,195	43,793,458
4.13%, 08/15/46[a]	28,330	25,267,853
4.15%, 03/15/24 (Call 12/15/23)[a]	24,854	25,587,228
4.27%, 01/15/36[a]	37,670	36,363,073
4.40%, 11/01/34 (Call 05/01/34)[a]	36,731	35,889,996
4.50%, 08/10/33[a]	10,563	10,590,276
4.52%, 09/15/48	60,465	57,073,180
4.60%, 04/01/21	17,207	17,995,786

Security	Principal (000s)	Value
4.67%, 03/15/55[a]	$73,555	$68,819,801
4.75%, 11/01/41[a]	7,978	7,941,568
4.81%, 03/15/39[a]	22,496	22,845,646
4.86%, 08/21/46[a]	60,336	60,113,976
5.01%, 04/15/49[a]	43,010	43,493,325
5.01%, 08/21/54[a]	61,486	60,635,759
5.15%, 09/15/23	72,111	78,111,255
5.25%, 03/16/37	39,125	41,536,168
5.50%, 03/16/47[a]	17,573	19,168,103
6.55%, 09/15/43	9,019	11,285,475
Vodafone Group PLC
2.50%, 09/26/22	14,741	14,286,395
2.95%, 02/19/23[a]	24,482	24,035,598
4.38%, 02/19/43[a]	16,884	16,253,906
6.15%, 02/27/37[a]	18,652	22,281,125

		2,492,375,407
TRANSPORTATION — 0.95%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)	1,756	1,813,983
3.90%, 08/01/46 (Call 02/01/46)	9,816	9,620,662
4.13%, 06/15/47 (Call 12/15/46)[a]	10,795	10,982,095
4.15%, 04/01/45 (Call 10/01/44)[a]	16,320	16,502,206
4.45%, 03/15/43 (Call 09/15/42)[a]	7,018	7,405,062
4.55%, 09/01/44 (Call 03/01/44)	8,794	9,392,982
4.90%, 04/01/44 (Call 10/01/43)[a]	15,181	16,989,517
5.75%, 05/01/40 (Call 11/01/39)[a]	7,344	9,023,397
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)[a]	10,914	13,359,743
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)[a]	439	400,815
3.25%, 06/01/27 (Call 03/01/27)[a]	10,576	10,108,093
3.80%, 03/01/28 (Call 12/01/27)	10,000	9,950,982

SCHEDULES OF INVESTMENTS	171

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.80%, 11/01/46 (Call 05/01/46)[a]	$1,890	$1,725,435
4.10%, 03/15/44 (Call 09/15/43)[a]	11,028	10,561,722
4.30%, 03/01/48 (Call 09/01/47)	10,000	9,861,330
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	3,248	3,161,744
4.00%, 01/15/24[a]	7,226	7,450,808
4.05%, 02/15/48 (Call 08/15/47)	10,000	9,379,362
4.40%, 01/15/47 (Call 07/15/46)[a]	17,862	17,708,492
4.55%, 04/01/46 (Call 10/01/45)[a]	17,047	17,269,509
4.75%, 11/15/45 (Call 05/15/45)	11,552	12,031,675
5.10%, 01/15/44	7,299	7,960,821
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)[a]	13,994	13,317,365
4.16%, 07/15/22 (Call 04/15/22)	5,558	5,807,237
United Parcel Service Inc.
2.45%, 10/01/22[a]	13,447	13,114,160
2.50%, 04/01/23 (Call 03/01/23)	600	581,846
3.05%, 11/15/27 (Call 08/15/27)	15,893	15,228,263
3.13%, 01/15/21[a]	11,915	12,039,446
3.75%, 11/15/47 (Call 05/15/47)[a]	15,263	14,551,283
6.20%, 01/15/38[a]	18,686	24,194,575

		311,494,610
WATER — 0.05%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	14,007	13,447,794
6.59%, 10/15/37	1,037	1,382,323

		14,830,117

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,490,821,284)		32,362,276,233

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.82%

MONEY MARKET FUNDS — 10.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	3,425,888	$3,426,231,013
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	107,658	107,657,990

		3,533,889,003

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,533,713,532)		3,533,889,003

TOTAL INVESTMENTS IN SECURITIES — 109.90%
(Cost: $37,024,534,816)		35,896,165,236
Other Assets, Less Liabilities — (9.90)%		(3,233,884,839)

NET ASSETS — 100.00%		$32,662,280,397

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

172	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,651,900	773,988	[b]	—	3,425,888	$3,426,231,013	$8,933,002	[c]	$(161,621)	$(740,478)
BlackRock Cash Funds: Treasury, SL Agency Shares	212,138	—		(104,480)[b]	107,658	107,657,990	1,499,106		—	—
PNC Bank N.A.
2.15%, 04/29/21	$16,670	$6,675		$(9,014)	$14,331	13,953,359	255,628		(134,241)	(125,436)
2.30%, 06/01/20	9,030	6,850		(15,880)	—	—	62,991		(16,335)	51,307
2.40%, 10/18/19	3,720	—		(3,720)	—	—	1,880		19,172	(33,375)
2.45%, 11/05/20	6,910	4,421		(11,331)	—	—	166,256		(84,632)	67,194
2.45%, 07/28/22	—	1,375		(8)	1,367	1,325,817	13,427		(97)	(43,371)
2.55%, 12/09/21	8,460	8,500		(5,145)	11,815	11,571,759	332,084		(91,476)	(251,768)
2.60%, 07/21/20	7,440	550		(7,990)	—	—	138,222		13,129	(28,418)
2.63%, 02/17/22	—	19,056		(1,334)	17,722	17,366,403	379,429		(20,686)	(455,641)
2.70%, 11/01/22	6,492	16,740		(1,343)	21,889	21,260,576	337,776		(12,744)	(585,978)
2.95%, 01/30/23	12,353	4,313		(4,740)	11,926	11,697,578	332,656		76,807	(280,569)
2.95%, 02/23/25	12,330	4,345		(3,475)	13,200	12,746,573	346,969		(23,747)	(337,275)
3.10%, 10/25/27	—	2,960		(22)	2,938	2,805,908	22,607		(97)	(113,138)
3.25%, 06/01/25	13,240	7,605		(2,405)	18,440	18,083,479	391,078		(2,373)	(573,390)
3.80%, 07/25/23	10,023	2,850		(861)	12,012	12,220,101	323,162		(350)	(278,380)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	11,720		(8,226)	3,494	3,356,304	196,259		(180,425)	(158,115)
3.30%, 03/08/22	10,229	500		(99)	10,630	10,687,939	281,505		171	(226,932)
3.90%, 04/29/24	10,260	4,035		(6,699)	7,596	7,729,985	231,059		116,089	(269,044)
4.38%, 08/11/20	8,704	—		(8,704)	—	—	159,489		8,396	10,501
5.13%, 02/08/20	5,025	—		(5,025)	—	—	59,751		86,547	(66,686)

						$3,678,694,784	$14,464,336		$(408,513)	$(4,438,992)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	173

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$32,362,276,233	$—	$32,362,276,233
Money market funds	3,533,889,003	—	—	3,533,889,003

Total	$3,533,889,003	$32,362,276,233	$—	$35,896,165,236

See notes to financial statements.

174	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$15,509,332,324	$33,341,550,588
Affiliated (Note 2)	3,721,516,722	3,682,984,228

Total cost of investments in securities	$19,230,849,046	$37,024,534,816

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,875,312,256	$32,217,470,452
Affiliated (Note 2)	3,721,861,971	3,678,694,784
Cash	9,660,987	24,293
Receivables:
Investment securities sold	3,078,054	35,464,724
Due from custodian (Note 4)	16,798,347	1,469,678
Dividends and interest	245,715,479	326,675,097
Capital shares sold	10,772,574	502,905
Capital shares redeemed	8,000	—

Total Assets	18,883,207,668	36,260,301,933

LIABILITIES
Payables:
Investment securities purchased	92,544,259	166,632,803
Collateral for securities on loan (Note 1)	3,510,925,856	3,425,958,133
Capital shares redeemed	—	1,460,907
Securities related to in-kind transactions (Note 4)	2,613,506	145,620
Investment advisory fees (Note 2)	5,669,114	3,824,073

Total Liabilities	3,611,752,735	3,598,021,536

NET ASSETS	$15,271,454,933	$32,662,280,397

Net assets consist of:
Paid-in capital	$16,631,872,292	$33,780,770,634
Undistributed net investment income	62,019,010	102,140,732
Accumulated net realized loss	(788,761,550)	(92,261,389)
Net unrealized depreciation	(633,674,819)	(1,128,369,580)

NET ASSETS	$15,271,454,933	$32,662,280,397

Shares outstanding[b]	177,300,000	278,900,000

Net asset value per share	$86.13	$117.11

[a]	Securities on loan with values of $3,361,283,974 and $3,277,481,901, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	175

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,695,537	$1,499,106
Interest — unaffiliated	978,643,794	1,194,867,523
Interest — affiliated (Note 2)	—	4,032,228
Securities lending income — affiliated — net (Note 2)	26,256,146	8,933,002

Total investment income	1,006,595,477	1,209,331,859

EXPENSES
Investment advisory fees (Note 2)	89,108,367	52,238,868
Proxy fees	419,641	683,525

Total expenses	89,528,008	52,922,393

Net investment income	917,067,469	1,156,409,466

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,132,028)	11,583,728
Investments — affiliated (Note 2)	158,098	(309,458)
In-kind redemptions — unaffiliated	237,872,825	262,688,840
In-kind redemptions — affiliated (Note 2)	—	(99,055)

Net realized gain	211,898,895	273,864,055

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(570,992,133)	(748,625,142)
Investments — affiliated (Note 2)	(1,286,322)	(4,438,992)

Net change in unrealized appreciation/depreciation	(572,278,455)	(753,064,134)

Net realized and unrealized loss	(360,379,560)	(479,200,079)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$556,687,909	$677,209,387

See notes to financial statements.

176	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$917,067,469	$913,370,596	$1,156,409,466	$958,129,337
Net realized gain	211,898,895	163,704,895	273,864,055	651,742,555
Net change in unrealized appreciation/depreciation	(572,278,455)	1,590,409,253	(753,064,134)	47,173,262

Net increase in net assets resulting from operations	556,687,909	2,667,484,744	677,209,387	1,657,045,154

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(936,329,183)	(894,276,174)	(1,129,426,920)	(950,827,137)

Total distributions to shareholders	(936,329,183)	(894,276,174)	(1,129,426,920)	(950,827,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,454,486,063	26,246,586,037	25,559,315,034	25,263,588,527
Cost of shares redeemed	(23,397,888,488)	(24,969,218,372)	(23,683,010,110)	(19,802,911,391)

Net increase (decrease) in net assets from capital share transactions	(2,943,402,425)	1,277,367,665	1,876,304,924	5,460,677,136

INCREASE (DECREASE) IN NET ASSETS	(3,323,043,699)	3,050,576,235	1,424,087,391	6,166,895,153

NET ASSETS
Beginning of year	18,594,498,632	15,543,922,397	31,238,193,006	25,071,297,853

End of year	$15,271,454,933	$18,594,498,632	$32,662,280,397	$31,238,193,006

Undistributed net investment income included in net assets at end of year	$62,019,010	$81,280,724	$102,140,732	$75,158,186

SHARES ISSUED AND REDEEMED
Shares sold	234,300,000	310,500,000	213,200,000	210,900,000
Shares redeemed	(268,100,000)	(295,900,000)	(198,100,000)	(165,500,000)

Net increase (decrease) in shares outstanding	(33,800,000)	14,600,000	15,100,000	45,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	177

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$88.08	$79.10	$91.71	$94.64	$93.71

Income from investment operations:
Net investment income[a]	4.42	4.64	4.79	4.96	5.58
Net realized and unrealized gain (loss)[b]	(1.92)	8.89	(12.62)	(2.89)	0.98

Total from investment operations	2.50	13.53	(7.83)	2.07	6.56

Less distributions from:
Net investment income	(4.45)	(4.55)	(4.78)	(5.00)	(5.63)

Total distributions	(4.45)	(4.55)	(4.78)	(5.00)	(5.63)

Net asset value, end of year	$86.13	$88.08	$79.10	$91.71	$94.64

Total return	2.87%	17.54%	(8.76)%	2.22%	7.31%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,271,455	$18,594,499	$15,543,922	$18,021,179	$13,580,859
Ratio of expenses to average net assets	0.49%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.05%	5.46%	5.60%	5.37%	6.01%
Portfolio turnover rate[c]	17%	13%	11%	11%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

178	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$118.42	$114.80	$121.46	$117.02	$120.06

Income from investment operations:
Net investment income[a]	3.86	3.88	4.00	4.06	4.25
Net realized and unrealized gain (loss)[b]	(1.39)	3.63	(6.70)	4.42	(2.94)

Total from investment operations	2.47	7.51	(2.70)	8.48	1.31

Less distributions from:
Net investment income	(3.78)	(3.89)	(3.96)	(4.04)	(4.35)

Total distributions	(3.78)	(3.89)	(3.96)	(4.04)	(4.35)

Net asset value, end of year	$117.11	$118.42	$114.80	$121.46	$117.02

Total return	2.06%	6.57%	(2.19)%	7.35%	1.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$32,662,280	$31,238,193	$25,071,298	$22,044,157	$16,898,301
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.22%	3.24%	3.44%	3.42%	3.66%
Portfolio turnover rate[c]	10%	11%	13%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	179

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

180	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	181

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

182	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$609,064,269	$609,064,269	$—
BMO Capital Markets	18,790,453	18,790,453	—
BNP Paribas New York Branch	99,059,381	99,059,381	—
BNP Paribas Prime Brokerage Inc.	9,630,226	9,630,226	—
BNP Paribas Prime Brokerage International Ltd.	46,694,888	46,694,888	—
Citigroup Global Markets Inc.	471,665,321	471,665,321	—
Credit Suisse Securities (USA) LLC	255,555,497	255,555,497	—
Deutsche Bank Securities Inc.	146,639,870	146,639,870	—
Goldman Sachs & Co.	612,171,103	612,171,103	—
HSBC Securities (USA) Inc.	25,994,715	25,994,715	—
Jefferies LLC	17,065,053	17,065,053	—
JPMorgan Securities LLC	335,720,249	335,720,249	—
Merrill Lynch, Pierce, Fenner & Smith	83,067,186	83,067,186	—
Morgan Stanley & Co. LLC	73,616,664	73,616,664	—
MUFG Securities Americas Inc.	906,293	906,293	—
Nomura Securities International Inc.	27,370,076	27,370,076	—
RBC Capital Markets LLC	427,671,486	427,671,486	—
Scotia Capital (USA) Inc.	2,217,966	2,217,966	—
SG Americas Securities LLC	12,068,250	12,068,250	—
State Street Bank & Trust Company	1,679,720	1,679,720	—
UBS Securities LLC	15,439,452	15,439,452	—
Wells Fargo Securities LLC	69,195,856	69,195,856	—

	$3,361,283,974	$3,361,283,974	$—

NOTES TO FINANCIAL STATEMENTS	183

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$134,784,716	$134,784,716	$—
BMO Capital Markets	55,062,234	55,062,234	—
BNP Paribas New York Branch	105,746,757	105,746,757	—
BNP Paribas Prime Brokerage Inc.	14,858,485	14,858,485	—
BNP Paribas Prime Brokerage International Ltd.	61,867,682	61,867,682	—
Citigroup Global Markets Inc.	263,552,270	263,552,270	—
Credit Suisse Securities (USA) LLC	119,656,580	119,656,580	—
Deutsche Bank Securities Inc.	159,377,869	159,377,869	—
Goldman Sachs & Co.	191,399,812	191,399,812	—
HSBC Securities (USA) Inc.	392,589,106	392,589,106	—
Jefferies LLC	53,184,523	53,184,523	—
JPMorgan Securities LLC	407,662,710	407,662,710	—
Merrill Lynch, Pierce, Fenner & Smith	109,721,186	109,721,186	—
Morgan Stanley & Co. LLC	325,921,220	325,921,220	—
MUFG Securities Americas Inc.	75,692,060	75,692,060	—
Nomura Securities International Inc.	9,974,885	9,974,885	—
RBC Capital Markets LLC	560,300,854	560,300,854	—
RBS Securities Inc.	5,765,594	5,765,594	—
Scotia Capital (USA) Inc.	1,935,724	1,935,724	—
SG Americas Securities LLC	12,050,081	12,050,081	—
State Street Bank & Trust Company	1,398,340	1,398,340	—
UBS Securities LLC	27,234,318	27,234,318	—
Wells Fargo Securities LLC	187,744,895	187,744,895	—

	$3,277,481,901	$3,277,481,901	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

184	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $47 billion
0.4287	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	185

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$7,683,835
iBoxx $ Investment Grade Corporate Bond	3,279,008

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Sales
iBoxx $ High Yield Corporate Bond	$20,084
iBoxx $ Investment Grade Corporate Bond	1,359,786,147

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$3,240,342,667	$3,028,213,411
iBoxx $ Investment Grade Corporate Bond	97,755,671	98,536,640	4,376,217,275	3,257,521,884

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$19,821,965,493	$22,862,475,294
iBoxx $ Investment Grade Corporate Bond	24,357,401,244	23,362,573,520

186	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	187

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

188	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$236,635,659	$(236,635,659)
iBoxx $ Investment Grade Corporate Bond	251,876,729	(251,876,729)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
iBoxx $ High Yield Corporate Bond
Ordinary income	$936,329,183	$894,276,174

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,129,426,920	$950,827,137

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBoxx $ High Yield Corporate Bond	$66,631,496	$(790,277,051)	$(636,771,804)	$(1,360,417,359)
iBoxx $ Investment Grade Corporate Bond	102,140,732	(86,788,495)	(1,133,842,474)	(1,118,490,237)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the accrual of income on securities in default.

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBoxx $ High Yield Corporate Bond	$790,277,051
iBoxx $ Investment Grade Corporate Bond	86,788,495

For the year ended February 28, 2018, the iShares iBoxx $ Investment Grade Corporate Bond ETF utilized $18,455,658 of its capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS	189

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$19,232,274,645	$8,010,815	$(643,111,233)	$(635,100,418)
iBoxx $ Investment Grade Corporate Bond	37,030,007,710	40,635,663	(1,174,478,137)	(1,133,842,474)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

190	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	191

Notes:

192	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	193

Notes:

194	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged 10+ Year Credit Bond ETF | CLYH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Performance as of April 30, 2018

The iShares Interest Rate Hedged 10+ Year Credit Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Credit Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 2.12%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.22%	4.44%	8.22%	12.84%
Fund Market	7.95%	4.47%	7.95%	12.93%
Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index	9.09%	5.31%	9.09%	15.42%

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index is an unmanaged index that consists of the Bloomberg Barclays U.S. Long Credit Index plus interest rate swaps that intend to hedge the interest rate exposure of the existing Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,021.20	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE1

As of 4/30/18

Investment Type	Percentage of Total Investments [2]

Corporate Bonds & Notes	88.05%
Municipal Debt Obligations	6.60
Foreign Government Obligations	5.35

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY1

As of 4/30/18

Moody’s Credit Rating[3]	Percentage of Total Investments [2]

Aaa	3.89%
Aa	10.80
A	36.79
Baa	44.04
Ba	3.64
Not Rated	0.84

TOTAL	100.00%

[1]	Table shown is for the iShares 10+ Year Credit Bond ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 94.49%

EXCHANGE-TRADED FUNDS — 94.49%
iShares 10+ Year Credit Bond ETF[a]	609,744	$35,755,388

		35,755,388

TOTAL INVESTMENT COMPANIES
(Cost: $36,744,419)		35,755,388

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	285,786	285,786

		285,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $285,786)		285,786

Value
TOTAL INVESTMENTS IN SECURITIES — 95.25%
(Cost: $37,030,205)	$36,041,174
Other Assets, Less Liabilities — 4.75%	1,797,309

NET ASSETS — 100.00%	$37,838,483

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$20,540	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,582	272,204	[b]	—	285,786	285,786	2,823		—	—
iShares 10+ Year Credit Bond ETF	237,854	389,627		(17,737)	609,744	35,755,388	456,952		(38,089)	(1,789,655)

						$36,041,174	$480,315		$(38,089)	$(1,789,655)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2018

Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate[a]	Frequency
1.17%	Semi-annual	2.36%	Quarterly	12/08/2021	$(3,237)	$189,142	$126,114	$63,028
2.38%	Semi-annual	2.36%	Quarterly	01/12/2023	(160)	3,751	2,505	1,246
2.46%	Semi-annual	2.36%	Quarterly	01/12/2025	(10)	300	23	277
1.44%	Semi-annual	2.36%	Quarterly	12/08/2026	(8,636)	1,022,241	619,649	402,592
1.70%	Semi-annual	2.36%	Quarterly	12/08/2036	(4,823)	963,670	418,827	544,843
2.34%	Semi-annual	2.36%	Quarterly	12/08/2036	(12,435)	1,322,229	704,102	618,127
1.77%	Semi-annual	2.36%	Quarterly	12/08/2046	(10,189)	2,595,295	1,981,945	613,350

						$6,096,628	$3,853,165	$2,243,463

[a]	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$35,755,388	$—	$—	$35,755,388
Money market funds	285,786	—	—	285,786

Total	$36,041,174	$—	$—	$36,041,174

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$2,243,463	$—	$2,243,463

Total	$—	$2,243,463	$—	$2,243,463

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$37,030,205

Total cost of investments in securities	$37,030,205

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$36,041,174
Cash pledged for centrally cleared swaps	1,832,000
Receivables:
Dividends and interest	1,239
Capital shares sold	75,646

Total Assets	37,950,059

LIABILITIES
Payables:
Investment advisory fees (Note 2)	2,903
Variation margin on centrally cleared swaps	108,673

Total Liabilities	111,576

NET ASSETS	$37,838,483

Net assets consist of:
Paid-in capital	$37,130,479
Undistributed net investment income	68,200
Accumulated net realized loss	(614,628)
Net unrealized appreciation	1,254,432

NET ASSETS	$37,838,483

Shares outstanding[a]	1,450,000

Net asset value per share	$26.10

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$459,775
Securities lending income — affiliated — net (Note 2)	20,540

Total investment income	480,315

EXPENSES
Investment advisory fees (Note 2)	44,950
Proxy fees	1

Total expenses	44,951
Less investment advisory fees waived (Note 2)	(32,108)

Net expenses	12,843

Net investment income	467,472

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(38,089)
Swap agreements	213,118

Net realized gain	175,029

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	(1,789,655)
Swap agreements	1,455,706

Net change in unrealized appreciation/depreciation	(333,949)

Net realized and unrealized loss	(158,920)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$308,552

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$467,472	$429,980
Net realized gain (loss)	175,029	(29,043)
Net change in unrealized appreciation/depreciation	(333,949)	825,105

Net increase in net assets resulting from operations	308,552	1,226,042

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(399,272)	(352,551)
Return of capital	—	(7,976)

Total distributions to shareholders	(399,272)	(360,527)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,343,512	6,296,970

Net increase in net assets from capital share transactions	22,343,512	6,296,970

INCREASE IN NET ASSETS	22,252,792	7,162,485

NET ASSETS
Beginning of period	15,585,691	8,423,206

End of period	$37,838,483	$15,585,691

Undistributed net investment income included in net assets at end of period	$68,200	$—

SHARES ISSUED
Shares sold	850,000	250,000

Net increase in shares outstanding	850,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Jul. 22, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.98	$24.07	$24.08	$25.10

Income from investment operations:
Net investment income[b]	0.48	0.91	0.89	0.26
Net realized and unrealized gain (loss)[c]	0.07	1.78	(0.28)	(1.09)

Total from investment operations	0.55	2.69	0.61	(0.83)

Less distributions from:
Net investment income	(0.43)	(0.76)	(0.60)	(0.13)
Return of capital	—	(0.02)	(0.02)	(0.06)

Total distributions	(0.43)	(0.78)	(0.62)	(0.19)

Net asset value, end of period	$26.10	$25.98	$24.07	$24.08

Total return	2.12%[d]	11.36%	2.49%[e]	(3.19)%[d,e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,838	$15,586	$8,423	$8,429
Ratio of expenses to average net assets[f,g]	0.10%	0.10%	0.10%	0.12%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	3.64%	3.62%	3.78%	3.80%
Portfolio turnover rate[h,i]	4%[d]	6%	9%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the year ended October 31, 2016 and the period ended October 31, 2015 were 2.62% and -3.31%, respectively.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged 10+ Year Credit Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Fund. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Credit Bond ETF (“CLY”), after taking into account any fee waivers by CLY, plus 0.10%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $5,299.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $2,902,244 and $1,079,669, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $20,947,010 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	INTEREST RATE SWAPS

Interest rate swaps are used by the Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. The Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is recorded on the statement of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statement of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statement of operations. Upfront payments and receipts are disclosed as upfront premiums paid and upfont premiums received in the schedule of investments and represent compensating factors between the stated terms of the swap agreement and prevailing market conditions (interest rate spreads and other relevant factors), at the time the swap was entered into by the Fund. These upfront payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held by the Fund as of April 30, 2018 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$2,243,463

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held by the Fund during the six months ended April 30, 2018 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Swap agreements:
Centrally cleared interest rate swaps	$213,118	$1,455,706

For the six months ended April 30, 2018, the average quarter-end notional amount of open interest rate swaps for the Fund (where the Fund pays the fixed rate), was $30,545,667.

6.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $758,135 available to offset future realized capital gains.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $37,061,727. Net unrealized appreciation was $1,222,910, of which $2,243,463 represented gross unrealized appreciation on securities and $1,020,553 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.429656	$—	$0.000067	$0.429723	100%	—%	0%[a]	100%

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	21

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

April 30, 2018

Audited Financial Statements

February 28, 2018

iShares Trust

iShares 10+ Year Credit Bond ETF |  CLY  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 86.78%

ADVERTISING — 0.05%
WPP Finance 2010
5.13%, 09/07/42	$55	$53,202
5.63%, 11/15/43	229	238,116

		291,318
AEROSPACE & DEFENSE — 1.74%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	125	112,805
3.55%, 03/01/38 (Call 09/01/37)	130	125,076
3.65%, 03/01/47 (Call 09/01/46)	200	189,412
5.88%, 02/15/40	250	316,047
6.63%, 02/15/38	16	21,504
6.88%, 03/15/39	182	254,247
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	300	283,161
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	175	184,007
5.05%, 04/27/45 (Call 10/27/44)	200	216,794
6.15%, 12/15/40	100	124,350
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	400	375,016
3.80%, 03/01/45 (Call 09/01/44)	350	323,792
4.07%, 12/15/42[a]	325	314,600
4.09%, 09/15/52 (Call 03/15/52)	500	474,510
4.50%, 05/15/36 (Call 11/15/35)	250	260,652
4.70%, 05/15/46 (Call 11/15/45)	600	638,760
Series B
6.15%, 09/01/36	250	310,495
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	345	314,095
4.03%, 10/15/47 (Call 04/15/47)	675	628,627
4.75%, 06/01/43	250	261,090
5.05%, 11/15/40	100	108,386
Northrop Grumman Systems Corp.
7.75%, 02/15/31	250	333,865
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)[a]	100	104,320
4.70%, 12/15/41	250	279,067
4.88%, 10/15/40	137	156,077
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	350	336,294
4.80%, 12/15/43 (Call 06/15/43)	211	216,627

Security	Principal (000s)	Value
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	$670	$584,153
4.05%, 05/04/47 (Call 11/04/46)	250	228,898
4.15%, 05/15/45 (Call 11/16/44)[a]	400	372,312
4.50%, 06/01/42	1,240	1,218,362
5.40%, 05/01/35	121	133,007
5.70%, 04/15/40	280	317,604
6.05%, 06/01/36	100	118,040
6.13%, 07/15/38	200	237,398
6.70%, 08/01/28	500	599,655
7.50%, 09/15/29	164	208,597

		11,281,702
AGRICULTURE — 1.34%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	250	221,355
4.25%, 08/09/42	550	518,430
4.50%, 05/02/43	350	340,830
5.38%, 01/31/44	650	713,654
Archer-Daniels-Midland Co.
4.02%, 04/16/43	599	572,806
4.54%, 03/26/42	378	390,308
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)[b]	1,000	957,330
4.54%, 08/15/47 (Call 02/15/47)[b]	1,000	951,170
Philip Morris International Inc.
3.88%, 08/21/42	76	69,646
4.13%, 03/04/43	325	307,986
4.25%, 11/10/44	600	581,766
4.38%, 11/15/41	436	429,547
4.50%, 03/20/42	100	100,339
4.88%, 11/15/43	200	210,974
6.38%, 05/16/38	625	787,237
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	225	247,939
5.85%, 08/15/45 (Call 02/15/45)	800	900,024
6.15%, 09/15/43	100	116,352
7.25%, 06/15/37	203	262,607

		8,680,300
AIRLINES — 0.14%
American Airlines Pass Through Trust
Series 2016-2, Class AA
3.20%, 12/15/29	80	75,810
Series 2016-3, Class AA
3.00%, 04/15/30	379	355,332

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
United Airlines Pass Through Trust Series 2016-2, Class AA
2.88%, 04/07/30	$487	$452,169

		883,311
APPAREL — 0.12%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)[a]	200	179,766
3.63%, 05/01/43 (Call 11/01/42)	300	281,448
3.88%, 11/01/45 (Call 05/01/45)	175	170,592
VF Corp.
6.45%, 11/01/37	125	159,715

		791,521
AUTO MANUFACTURERS — 0.94%
Daimler Finance North America LLC
8.50%, 01/18/31	825	1,179,346
Ford Motor Co.
4.75%, 01/15/43	800	715,096
5.29%, 12/08/46 (Call 06/08/46)[a]	550	528,280
6.63%, 10/01/28	16	18,138
7.40%, 11/01/46	114	138,597
7.45%, 07/16/31	650	771,049
General Motors Co.
5.00%, 04/01/35	400	389,160
5.15%, 04/01/38 (Call 10/01/37)[a]	150	145,520
5.20%, 04/01/45	400	379,840
5.40%, 04/01/48 (Call 10/01/47)[a]	250	245,170
6.25%, 10/02/43	400	425,876
6.60%, 04/01/36 (Call 10/01/35)	600	674,802
6.75%, 04/01/46 (Call 10/01/45)	400	454,704

		6,065,578
AUTO PARTS & EQUIPMENT — 0.05%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	150	141,968
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	179,631

		321,599
BANKS — 7.81%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)[a,c,d]	400	368,400
4.24%, 04/24/38 (Call 04/24/37)[c,d]	500	491,445

Security	Principal (000s)	Value
4.44%, 01/20/48 (Call 01/20/47)[c,d]	$800	$802,456
4.88%, 04/01/44	150	159,441
5.00%, 01/21/44	800	863,560
5.88%, 02/07/42	650	781,027
6.11%, 01/29/37	1,050	1,221,990
7.75%, 05/14/38	600	818,484
Series L
4.75%, 04/21/45	8	8,174
Bank of America N.A.
6.00%, 10/15/36	350	428,757
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	135	122,884
3.30%, 08/23/29 (Call 05/23/29)	150	138,771
Barclays PLC
4.95%, 01/10/47	500	499,695
5.25%, 08/17/45[a]	400	413,488
Citigroup Inc.
4.13%, 07/25/28	575	554,139
4.28%, 04/24/48 (Call 04/24/47)[a,c,d]	325	314,022
4.65%, 07/30/45	475	490,077
4.75%, 05/18/46	700	682,542
5.30%, 05/06/44	300	319,104
5.88%, 01/30/42	600	716,682
6.00%, 10/31/33	200	228,778
6.13%, 08/25/36	282	325,845
6.63%, 01/15/28	—	—
6.63%, 06/15/32	525	627,291
6.68%, 09/13/43	375	470,723
8.13%, 07/15/39	750	1,088,212
Cooperatieve Rabobank UA
5.25%, 05/24/41	625	727,356
5.25%, 08/04/45	541	587,223
5.75%, 12/01/43[a]	350	405,972
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a]	536	553,881
Fifth Third Bancorp.
8.25%, 03/01/38	300	418,938
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	250	242,140
Goldman Sachs Capital I
6.35%, 02/15/34[a]	575	672,164

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
4.41%, 04/23/39 (Call 04/23/38)[c,d]	$500	$488,250
3.81%, 04/23/29 (Call 04/23/28)[c,d]	850	812,498
4.02%, 10/31/38 (Call 10/31/37)[c,d]	1,025	950,626
4.75%, 10/21/45 (Call 04/21/45)	650	660,303
4.80%, 07/08/44 (Call 01/08/44)	550	562,892
5.15%, 05/22/45	740	770,569
6.13%, 02/15/33	850	991,270
6.25%, 02/01/41	900	1,088,856
6.75%, 10/01/37	2,100	2,548,329
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	350	416,542
HSBC Holdings PLC
5.25%, 03/14/44	550	591,630
6.10%, 01/14/42	225	288,205
6.50%, 05/02/36	800	981,240
6.50%, 09/15/37	800	984,328
6.80%, 06/01/38	750	954,442
7.63%, 05/17/32	300	385,740
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)[c,d]	750	700,223
3.96%, 11/15/48 (Call 11/15/47)[c,d]	750	687,750
4.03%, 07/24/48 (Call 07/24/47)[c,d]	709	661,341
4.26%, 02/22/48 (Call 02/22/47)[c,d]	750	726,765
4.85%, 02/01/44	200	213,862
4.95%, 06/01/45	775	808,712
5.40%, 01/06/42	675	771,457
5.50%, 10/15/40	587	676,365
5.60%, 07/15/41	960	1,116,566
5.63%, 08/16/43	475	541,149
6.40%, 05/15/38	825	1,036,505
KfW
0.00%, 04/18/36[e]	450	253,224
0.00%, 06/29/37[e]	750	404,745
Lloyds Banking Group PLC
4.34%, 01/09/48	600	544,998
5.30%, 12/01/45	200	210,028

Security	Principal (000s)	Value
Morgan Stanley
4.46%, 04/22/39 (Call 04/22/38)[c,d]	$250	$247,155
4.30%, 01/27/45	1,000	964,370
4.38%, 01/22/47	950	924,853
6.38%, 07/24/42	800	1,003,080
7.25%, 04/01/32	600	774,036
Regions Financial Corp.
7.38%, 12/10/37	235	306,207
Wachovia Corp.
5.50%, 08/01/35	400	439,404
Wells Fargo & Co.
3.90%, 05/01/45[a]	900	825,714
4.40%, 06/14/46	900	840,510
4.65%, 11/04/44	1,100	1,062,435
4.75%, 12/07/46[a]	750	739,710
4.90%, 11/17/45	750	763,147
5.38%, 02/07/35	300	337,542
5.38%, 11/02/43	625	671,488
5.61%, 01/15/44	1,020	1,126,845
Wells Fargo Capital X
5.95%, 12/01/86	200	213,842

		50,613,409
BEVERAGES — 2.86%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	183,988
4.63%, 02/01/44	445	447,639
4.70%, 02/01/36 (Call 08/01/35)	2,350	2,415,071
4.90%, 02/01/46 (Call 08/01/45)	4,100	4,247,846
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	600	534,270
4.38%, 04/15/38 (Call 10/15/37)	165	163,073
4.44%, 10/06/48 (Call 04/06/48)	498	486,093
4.60%, 04/15/48 (Call 10/15/47)	1,350	1,343,412
4.95%, 01/15/42	750	784,035
8.00%, 11/15/39	136	196,925
8.20%, 01/15/39	600	873,612
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	118	125,663
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	306,219

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)[a]	$125	$113,461
4.50%, 05/09/47 (Call 11/09/46)	200	194,482
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	136	132,799
5.88%, 09/30/36	350	432,194
Diageo Investment Corp.
4.25%, 05/11/42	250	257,922
7.45%, 04/15/35	11	15,563
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)[b]	250	235,153
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	364	361,670
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	450	412,146
5.00%, 05/01/42	650	670,065
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B
7.00%, 03/01/29	601	772,736
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	605	540,574
3.60%, 08/13/42	400	376,712
4.00%, 03/05/42	207	208,528
4.00%, 05/02/47 (Call 11/02/46)[a]	300	293,103
4.25%, 10/22/44 (Call 04/22/44)	350	356,643
4.45%, 04/14/46 (Call 10/14/45)[a]	225	235,843
4.60%, 07/17/45 (Call 01/17/45)[a]	250	268,790
4.88%, 11/01/40	200	223,840
5.50%, 01/15/40	246	297,990

		18,508,060
BIOTECHNOLOGY — 1.67%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	1,100	1,067,275
4.56%, 06/15/48 (Call 12/15/47)	750	741,892
4.66%, 06/15/51 (Call 12/15/50)	1,575	1,575,488
4.95%, 10/01/41	150	160,125
5.15%, 11/15/41 (Call 05/15/41)	175	190,365
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	350	368,540
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	700	734,335

Security	Principal (000s)	Value
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	$250	$228,430
4.55%, 02/20/48 (Call 08/20/47)	250	235,533
4.63%, 05/15/44 (Call 11/15/43)[a]	500	475,850
5.00%, 08/15/45 (Call 02/15/45)	800	804,312
5.25%, 08/15/43	450	469,543
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	50	48,311
4.15%, 03/01/47 (Call 09/01/46)[a]	650	620,841
4.50%, 02/01/45 (Call 08/01/44)	650	646,659
4.60%, 09/01/35 (Call 03/01/35)	450	467,181
4.75%, 03/01/46 (Call 09/01/45)	775	801,598
4.80%, 04/01/44 (Call 10/01/43)	600	629,424
5.65%, 12/01/41 (Call 06/01/41)	450	525,280

		10,790,982
BUILDING MATERIALS — 0.34%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)[a]	175	172,580
4.63%, 07/02/44 (Call 01/02/44)[f]	225	225,067
4.95%, 07/02/64 (Call 01/02/64)[f]	107	103,577
5.13%, 09/14/45 (Call 03/14/45)	250	269,847
6.00%, 01/15/36	100	116,578
Martin Marietta Materials Inc.
4.25%, 12/15/47 (Call 06/15/47)	300	269,604
Masco Corp.
4.50%, 05/15/47 (Call 11/15/46)	150	139,388
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	300	263,706
7.00%, 12/01/36	173	213,292
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	200	185,408
4.70%, 03/01/48 (Call 09/01/47)[b]	250	237,305

		2,196,352
CHEMICALS — 1.44%
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	110	116,601
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	225	220,604
4.38%, 11/15/42 (Call 05/15/42)	400	388,160
4.63%, 10/01/44 (Call 04/01/44)[a]	251	251,592
5.25%, 11/15/41 (Call 05/15/41)	300	324,210
7.38%, 11/01/29	333	423,942
9.40%, 05/15/39	300	470,874

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	$275	$278,660
4.80%, 09/01/42 (Call 03/01/42)	208	215,781
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	248	234,809
4.90%, 01/15/41	345	360,546
5.60%, 12/15/36	11	12,756
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	200	195,362
Lubrizol Corp. (The)
6.50%, 10/01/34	120	157,040
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	375	383,434
5.25%, 07/15/43	275	294,508
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	380	361,699
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	150	145,745
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	150	132,182
4.20%, 07/15/34 (Call 01/15/34)	350	337,456
4.40%, 07/15/44 (Call 01/15/44)[a]	475	448,148
4.65%, 11/15/43 (Call 05/15/43)	24	23,431
4.70%, 07/15/64 (Call 01/15/64)	250	230,953
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	208	213,202
5.63%, 11/15/43 (Call 05/15/43)	200	198,816
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	87	82,225
4.90%, 06/01/43 (Call 12/01/42)	250	253,012
5.25%, 01/15/45 (Call 07/15/44)	254	269,410
5.63%, 12/01/40	350	392,262
5.88%, 12/01/36	101	114,116
6.13%, 01/15/41 (Call 07/15/40)	225	260,181
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	300	281,178
Rohm & Haas Co.
7.85%, 07/15/29	100	131,159
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	150	137,384
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)[a]	200	181,184
4.50%, 06/01/47 (Call 12/01/46)	500	489,665

Security	Principal (000s)	Value
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	$105	$98,338
5.00%, 08/15/46 (Call 02/15/46)	225	229,725

		9,340,350
COMMERCIAL SERVICES — 0.69%
California Institute of Technology
4.32%, 08/01/45	12	12,651
4.70%, 11/01/11	100	104,772
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	200	208,488
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	400	379,160
5.50%, 12/08/41	41	48,298
George Washington University (The)
4.87%, 09/15/45	16	17,742
Johns Hopkins University Series 2013
4.08%, 07/01/53	11	11,095
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,249
4.68%, 12/31/99	400	429,176
5.60%, 07/01/11	375	485,314
Moody’s Corp.
5.25%, 07/15/44	250	285,062
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	375	334,695
3.30%, 07/15/56 (Call 01/15/56)	250	226,897
Princeton University
5.70%, 03/01/39	350	446,894
S&P Global Inc.
6.55%, 11/15/37	161	204,245
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	8,535
University of Southern California
3.03%, 10/01/39	275	244,808
5.25%, 10/01/11	250	297,957
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)	111	121,215
Western Union Co. (The)
6.20%, 11/17/36	175	180,245

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
William Marsh Rice University
3.57%, 05/15/45	$451	$437,366

		4,493,864
COMPUTERS — 1.67%
Apple Inc.
3.45%, 02/09/45	750	670,252
3.75%, 09/12/47 (Call 03/12/47)	400	373,456
3.75%, 11/13/47 (Call 05/13/47)[a]	500	466,370
3.85%, 05/04/43	750	717,180
3.85%, 08/04/46 (Call 02/04/46)	800	759,168
4.25%, 02/09/47 (Call 08/09/46)	400	406,124
4.38%, 05/13/45	750	774,607
4.45%, 05/06/44	425	444,822
4.50%, 02/23/36 (Call 08/23/35)	500	537,955
4.65%, 02/23/46 (Call 08/23/45)[a]	1,300	1,392,391
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)[b]	600	711,072
8.35%, 07/15/46 (Call 01/15/46)[b]	700	858,354
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	250	263,418
6.35%, 10/15/45 (Call 04/15/45)	550	566,775
HP Inc.
6.00%, 09/15/41	350	366,716
International Business Machines Corp.
4.00%, 06/20/42	425	418,502
4.70%, 02/19/46[a]	325	356,096
5.60%, 11/30/39	300	362,322
5.88%, 11/29/32	241	293,924
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[a]	100	94,339

		10,833,843
COSMETICS & PERSONAL CARE — 0.41%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)[a]	175	164,355
4.00%, 08/15/45	250	249,047
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)[a]	125	128,314
4.38%, 06/15/45 (Call 12/15/44)	250	264,182
6.00%, 05/15/37	150	187,034
Procter & Gamble Co. (The)
3.50%, 10/25/47[a]	300	278,604
5.55%, 03/05/37	700	869,316

Security	Principal (000s)	Value
Unilever Capital Corp.
5.90%, 11/15/32	$425	$522,992

		2,663,844
DISTRIBUTION & WHOLESALE — 0.12%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	225,952
4.20%, 05/15/47 (Call 11/15/46)	150	146,130
4.60%, 06/15/45 (Call 12/15/44)	400	413,536

		785,618
DIVERSIFIED FINANCIAL SERVICES — 1.42%
American Express Co.
4.05%, 12/03/42[a]	250	243,528
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)	350	335,023
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	100	119,600
Credit Suisse USA Inc.
7.13%, 07/15/32	368	479,103
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	4,050	3,881,763
Invesco Finance PLC
5.38%, 11/30/43	41	46,874
Jefferies Group LLC
6.25%, 01/15/36	100	106,731
6.50%, 01/20/43	150	160,119
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	350	320,894
Legg Mason Inc.
5.63%, 01/15/44	250	261,773
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	150	147,693
3.95%, 02/26/48 (Call 08/26/47)[a]	145	146,636
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	50,271
Series C
8.00%, 03/01/32	271	377,170
Raymond James Financial Inc.
4.95%, 07/15/46	250	261,315
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)[a]	300	282,774

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.15%, 12/14/35 (Call 06/14/35)	$650	$677,943
4.30%, 12/14/45 (Call 06/14/45)	1,250	1,299,587

		9,198,797
ELECTRIC — 9.38%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)[b]	300	279,000
4.00%, 12/01/46 (Call 06/01/46)[a]	150	146,361
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	400	378,392
3.85%, 12/01/42	50	48,290
4.15%, 08/15/44 (Call 02/15/44)	302	304,310
4.30%, 01/02/46 (Call 07/02/45)	325	336,528
6.00%, 03/01/39	270	333,763
6.13%, 05/15/38	200	250,814
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)[a]	225	213,273
4.15%, 03/15/46 (Call 09/15/45)	350	355,596
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,297
4.45%, 06/01/45 (Call 12/01/44)	200	207,170
7.00%, 04/01/38	100	134,409
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	259,534
4.50%, 04/01/42 (Call 10/01/41)	251	265,500
5.05%, 09/01/41 (Call 03/01/41)	100	112,493
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	400	414,820
5.15%, 11/15/43 (Call 05/15/43)[a]	370	420,853
5.95%, 05/15/37	350	429,961
6.13%, 04/01/36	1,250	1,565,762
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	144,923
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	325	303,153
3.95%, 03/01/48 (Call 09/01/47)	140	139,238
4.50%, 04/01/44 (Call 10/01/43)	200	216,628
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (Call 11/01/45)	150	148,058
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	150	161,529
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	200	188,376

Security	Principal (000s)	Value
3.80%, 10/01/42 (Call 04/01/42)	$311	$298,237
4.35%, 11/15/45 (Call 05/15/45)	100	104,187
4.60%, 08/15/43 (Call 02/15/43)	233	250,447
4.70%, 01/15/44 (Call 07/15/43)	261	284,594
5.90%, 03/15/36	400	496,052
Consolidated Edison Co. of New York Inc.
4.30%, 12/01/56 (Call 06/01/56)[a]	130	130,828
5.50%, 12/01/39	200	236,912
6.30%, 08/15/37	8	10,222
3.85%, 06/15/46 (Call 12/15/45)	250	239,440
3.95%, 03/01/43 (Call 09/01/42)[a]	450	436,608
4.45%, 03/15/44 (Call 09/15/43)	476	496,349
4.50%, 12/01/45 (Call 06/01/45)	207	217,704
5.70%, 06/15/40	235	286,232
Series 05-A
5.30%, 03/01/35	100	113,511
Series 06-A
5.85%, 03/15/36	375	453,814
Series 06-B
6.20%, 06/15/36	311	388,654
Series 08-B
6.75%, 04/01/38	200	269,250
Series 12-A
4.20%, 03/15/42	8	8,047
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	150	143,678
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	176,760
3.95%, 05/15/43 (Call 11/15/42)	75	74,659
3.95%, 07/15/47 (Call 01/15/47)[a]	250	248,777
Delmarva Power & Light Co.
4.15%, 05/15/45 (Call 11/15/44)	250	251,897
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)[a]	75	78,067
6.30%, 03/15/33[a]	275	329,631
7.00%, 06/15/38	230	300,148
Series B
5.95%, 06/15/35	375	438,877
Series C
4.05%, 09/15/42 (Call 03/15/42)	155	146,870
4.90%, 08/01/41 (Call 02/01/41)	62	66,313
Series F
5.25%, 08/01/33	375	410,599

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	$316	$300,494
3.70%, 06/01/46 (Call 12/01/45)	135	128,081
4.05%, 05/15/48	90	89,596
4.30%, 07/01/44 (Call 01/01/44)	103	107,043
Series A
4.00%, 04/01/43 (Call 10/01/42)[a]	208	206,681
DTE Energy Co.
6.38%, 04/15/33	135	164,460
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	250	237,225
3.75%, 06/01/45 (Call 12/01/44)	315	300,652
3.88%, 03/15/46 (Call 09/15/45)	250	244,557
3.95%, 03/15/48 (Call 09/15/47)[a]	250	248,885
4.00%, 09/30/42 (Call 03/30/42)	250	248,785
4.25%, 12/15/41 (Call 06/15/41)	300	309,042
5.30%, 02/15/40	510	599,852
6.00%, 01/15/38	57	71,845
6.05%, 04/15/38	300	381,519
6.10%, 06/01/37	350	436,985
6.45%, 10/15/32	86	108,106
Series A
6.00%, 12/01/28	16	18,863
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	250	224,190
4.80%, 12/15/45 (Call 06/15/45)[a]	351	372,351
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	230	206,041
3.85%, 11/15/42 (Call 05/15/42)	280	271,342
5.65%, 04/01/40	100	122,618
6.35%, 09/15/37	100	131,531
6.40%, 06/15/38	200	264,058
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	350	330,554
6.12%, 10/15/35	250	308,002
6.35%, 08/15/38	46	60,707
6.45%, 04/01/39	300	397,956
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)[a]	300	283,914
4.10%, 05/15/42 (Call 11/15/41)	150	151,515
4.10%, 03/15/43 (Call 09/15/42)	186	186,999
4.15%, 12/01/44 (Call 06/01/44)[a]	300	304,440
4.20%, 08/15/45 (Call 02/15/45)[a]	250	255,870

Security	Principal (000s)	Value
4.38%, 03/30/44 (Call 09/30/43)[a]	$300	$314,802
6.30%, 04/01/38	250	328,422
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	200	202,732
6.00%, 05/15/35	150	173,292
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)[a]	450	447,988
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)[a]	150	137,405
4.95%, 01/15/45 (Call 01/15/25)	100	100,747
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	250	230,693
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	500	500,010
4.95%, 06/15/35 (Call 12/15/34)	375	405,480
5.10%, 06/15/45 (Call 12/15/44)	69	75,672
5.63%, 06/15/35	300	349,788
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	450	458,379
5.75%, 10/01/41 (Call 04/01/41)	20	20,278
6.25%, 10/01/39	325	349,433
FirstEnergy Corp.
Series C
4.85%, 07/15/47 (Call 01/15/47)	375	390,810
7.38%, 11/15/31	450	588,393
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	525	500,755
3.80%, 12/15/42 (Call 06/15/42)	200	194,726
4.05%, 06/01/42 (Call 12/01/41)	200	202,740
4.05%, 10/01/44 (Call 04/01/44)	400	404,808
4.13%, 02/01/42 (Call 08/01/41)	225	229,820
4.95%, 06/01/35	200	224,126
5.25%, 02/01/41 (Call 08/01/40)	200	235,974
5.65%, 02/01/37	96	116,753
5.69%, 03/01/40	124	155,009
5.95%, 02/01/38	350	444,136
Georgia Power Co.
4.30%, 03/15/42	475	475,356
4.30%, 03/15/43	21	20,909
5.40%, 06/01/40	350	399,479
5.95%, 02/01/39[a]	114	138,801
Series 10-C
4.75%, 09/01/40	263	278,551

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Iberdrola International BV
6.75%, 07/15/36	$150	$188,549
Indiana Michigan Power Co.
6.05%, 03/15/37	105	129,033
Series K
4.55%, 03/15/46 (Call 09/15/45)	300	316,092
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	325	303,462
6.25%, 07/15/39	5	6,318
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	229	239,355
Kansas City Power & Light Co.
4.20%, 03/15/48 (Call 09/15/47)	225	222,487
5.30%, 10/01/41 (Call 04/01/41)	250	281,927
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	214	247,744
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	450	422,127
4.25%, 05/01/46 (Call 11/01/45)	111	114,583
4.40%, 10/15/44 (Call 04/15/44)	225	237,371
4.80%, 09/15/43 (Call 03/15/43)[a]	200	222,838
5.75%, 11/01/35	11	13,322
6.75%, 12/30/31	11	14,078
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	250	240,142
Nevada Power Co.
6.65%, 04/01/36	100	131,146
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)[a]	350	319,935
3.60%, 05/15/46 (Call 11/15/45)	50	46,870
4.00%, 08/15/45 (Call 02/15/45)	90	90,096
4.13%, 05/15/44 (Call 11/15/43)	7	7,137
5.35%, 11/01/39	5	5,909
6.25%, 06/01/36	106	136,037
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	160,942
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)[a]	100	104,906
5.50%, 03/15/40	241	287,658
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	25	26,816
5.38%, 11/01/40	175	198,137
5.95%, 11/01/39	5	5,989

Security	Principal (000s)	Value
Ohio Edison Co.
6.88%, 07/15/36	$200	$261,172
Ohio Power Co.
4.15%, 04/01/48 (Call 10/01/47)[a]	250	252,527
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (Call 10/01/46)	200	202,954
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)[b]	100	96,500
4.55%, 12/01/41 (Call 06/01/41)[a]	150	161,483
5.25%, 09/30/40	305	356,106
5.30%, 06/01/42 (Call 12/01/41)	225	266,848
7.25%, 01/15/33	200	271,398
Pacific Gas & Electric Co.
3.95%, 12/01/47 (Call 06/01/47)[b]	300	273,147
4.00%, 12/01/46 (Call 06/01/46)	350	323,197
4.25%, 03/15/46 (Call 09/15/45)	11	10,413
4.30%, 03/15/45 (Call 09/15/44)	107	102,185
4.45%, 04/15/42 (Call 10/15/41)	200	196,830
4.60%, 06/15/43 (Call 12/15/42)	13	12,916
4.75%, 02/15/44 (Call 08/15/43)	225	228,857
5.13%, 11/15/43 (Call 05/15/43)	300	318,606
5.40%, 01/15/40	275	302,217
5.80%, 03/01/37[a]	466	531,855
6.05%, 03/01/34[a]	1,000	1,174,530
6.25%, 03/01/39	400	479,076
6.35%, 02/15/38	71	86,541
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	245	247,889
6.00%, 01/15/39	300	380,007
6.10%, 08/01/36	105	133,176
6.25%, 10/15/37	50	64,525
6.35%, 07/15/38	150	196,613
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	245,237
4.15%, 10/01/44 (Call 04/01/44)	200	204,230
5.95%, 10/01/36	111	138,115
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	116	117,984
6.50%, 11/15/37	175	231,159
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)[a]	250	234,170
4.70%, 06/01/43 (Call 12/01/42)	300	309,384
5.00%, 03/15/44 (Call 09/15/43)	300	322,290

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	$200	$197,828
6.25%, 05/15/39	61	78,952
Progress Energy Inc.
7.75%, 03/01/31	34	45,562
PSEG Power LLC
8.63%, 04/15/31	200	259,920
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	200	187,572
3.80%, 06/15/47 (Call 12/15/46)	300	289,923
4.30%, 03/15/44 (Call 09/15/43)	300	311,211
6.25%, 09/01/37[a]	60	77,711
6.50%, 08/01/38	100	132,736
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	220	205,601
3.65%, 09/01/42 (Call 03/01/42)	75	71,119
3.80%, 03/01/46 (Call 09/01/45)	225	218,689
3.95%, 05/01/42 (Call 11/01/41)	200	198,648
5.50%, 03/01/40[a]	107	128,221
5.80%, 05/01/37	100	122,754
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)[a]	111	115,644
5.64%, 04/15/41 (Call 10/15/40)	235	285,833
5.76%, 10/01/39	200	244,792
5.80%, 03/15/40	56	69,436
6.27%, 03/15/37	5	6,380
San Diego Gas & Electric Co.
4.50%, 08/15/40[a]	100	107,156
6.00%, 06/01/39	163	206,761
Series RRR
3.75%, 06/01/47 (Call 12/01/46)[a]	200	192,720
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	435	403,341
4.00%, 02/01/48 (Call 08/01/47)	450	413,707
6.00%, 10/15/39	250	301,115
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)[a]	250	229,058
4.35%, 02/01/42 (Call 08/01/41)	100	94,985
4.50%, 06/01/64 (Call 12/01/63)	250	228,758
4.60%, 06/15/43 (Call 12/15/42)[a]	116	114,497
5.10%, 06/01/65 (Call 12/01/64)	150	152,151
5.30%, 05/15/33[a]	5	5,336
6.05%, 01/15/38	248	283,072

Security	Principal (000s)	Value
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	$400	$391,116
4.05%, 03/15/42 (Call 09/15/41)	50	49,224
4.50%, 09/01/40 (Call 03/01/40)[a]	48	50,320
4.65%, 10/01/43 (Call 04/01/43)	350	377,734
5.50%, 03/15/40	217	257,557
5.63%, 02/01/36	75	89,155
5.75%, 04/01/35	105	124,947
6.00%, 01/15/34	266	322,701
6.05%, 03/15/39	150	188,328
6.65%, 04/01/29	250	301,815
Series 05-E
5.35%, 07/15/35	300	343,293
Series 06-E
5.55%, 01/15/37	130	153,236
Series 08-A
5.95%, 02/01/38	150	185,037
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	205	197,327
Series C
3.60%, 02/01/45 (Call 08/01/44)[a]	200	183,160
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	250	250,607
4.40%, 07/01/46 (Call 01/01/46)	300	296,163
Southern Power Co.
5.15%, 09/15/41	325	341,321
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	300	283,569
6.20%, 03/15/40	100	124,098
Series L
3.85%, 02/01/48 (Call 08/01/47)	100	94,091
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	224,433
3.70%, 08/15/47 (Call 02/15/47)	250	236,030
4.50%, 08/15/41 (Call 02/15/41)	100	105,935
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	75	72,983
4.35%, 05/15/44 (Call 11/15/43)	150	150,116
Toledo Edison Co. (The)
6.15%, 05/15/37	200	245,044
TransAlta Corp.
6.50%, 03/15/40	100	99,419
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	250	244,212
8.45%, 03/15/39	111	170,851

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	$116	$113,349
4.20%, 05/15/45 (Call 11/15/44)	7	7,068
4.45%, 02/15/44 (Call 08/15/43)	300	312,084
8.88%, 11/15/38	300	477,981
Series A
6.00%, 05/15/37	470	580,774
Series B
6.00%, 01/15/36	250	306,705
Series D
4.65%, 08/15/43 (Call 02/15/43)[a]	71	76,512
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)[a]	5	4,980
4.13%, 03/01/42 (Call 09/01/41)	300	302,646
4.25%, 12/01/45 (Call 06/01/45)	200	205,736
Wisconsin Power & Light Co.
6.38%, 08/15/37	140	180,939
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	205	227,341
Xcel Energy Inc.
6.50%, 07/01/36	50	64,640

		60,779,330
ELECTRONICS — 0.31%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	250	223,495
4.75%, 03/15/42	100	104,167
5.75%, 08/15/40	200	234,040
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)	225	218,995
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)[a]	501	481,586
Koninklijke Philips NV
5.00%, 03/15/42	419	460,012
Tyco Electronics Group SA
7.13%, 10/01/37	200	274,050

		1,996,345
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	250	244,858
4.10%, 03/01/45 (Call 09/01/44)	413	410,303
7.00%, 07/15/28	18	22,366

		677,527

Security	Principal (000s)	Value
FOOD — 1.45%
Ahold Finance USA LLC
6.88%, 05/01/29	$11	$13,072
Campbell Soup Co.
3.80%, 08/02/42	6	5,122
4.80%, 03/15/48 (Call 09/15/47)	300	289,194
Conagra Brands Inc.
7.00%, 10/01/28	150	178,176
8.25%, 09/15/30	100	131,390
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	4,561
4.70%, 04/17/48 (Call 10/17/47)	250	242,190
5.40%, 06/15/40	401	430,217
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	100	88,007
JM Smucker Co. (The)
4.25%, 03/15/35	400	389,528
4.38%, 03/15/45	100	95,851
Kellogg Co.
4.50%, 04/01/46	175	169,923
Series B
7.45%, 04/01/31	275	351,150
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	400	444,188
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,060	946,972
5.00%, 07/15/35 (Call 01/15/35)	350	354,239
5.00%, 06/04/42	500	491,015
5.20%, 07/15/45 (Call 01/15/45)	750	743,767
6.50%, 02/09/40	500	580,195
6.88%, 01/26/39	300	360,651
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	100	84,002
4.45%, 02/01/47 (Call 08/01/46)[a]	225	206,397
5.00%, 04/15/42 (Call 10/15/41)	100	98,454
5.15%, 08/01/43 (Call 02/01/43)	250	251,980
5.40%, 07/15/40 (Call 01/15/40)	200	210,860
6.90%, 04/15/38	300	369,660
7.50%, 04/01/31	150	186,480
McCormick & Co. Inc./MD
4.20%, 08/15/47 (Call 02/15/47)	200	192,964
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)[a]	150	146,459
4.50%, 04/01/46 (Call 10/01/45)[a]	226	222,031

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.85%, 10/01/45 (Call 04/01/45)	$100	$102,779
5.38%, 09/21/35	258	291,179
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	376	389,671
5.15%, 08/15/44 (Call 02/15/44)	295	311,429

		9,373,753
FOREST PRODUCTS & PAPER — 0.39%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)[b]	200	202,064
Georgia-Pacific LLC
7.75%, 11/15/29[a]	250	334,990
8.88%, 05/15/31	14	20,608
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	276	251,074
4.40%, 08/15/47 (Call 02/15/47)	525	479,073
4.80%, 06/15/44 (Call 12/15/43)	200	193,800
5.00%, 09/15/35 (Call 03/15/35)	50	51,352
5.15%, 05/15/46 (Call 11/15/45)	175	177,238
6.00%, 11/15/41 (Call 05/15/41)[a]	325	364,107
7.30%, 11/15/39	330	421,262

		2,495,568
GAS — 0.65%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	400	405,036
4.15%, 01/15/43 (Call 07/15/42)	100	100,527
5.50%, 06/15/41 (Call 12/15/40)	5	5,914
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	165	155,866
5.85%, 01/15/41 (Call 07/15/40)	100	119,811
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	225	229,552
4.80%, 11/01/43 (Call 05/01/43)	115	120,522
KeySpan Corp.
5.80%, 04/01/35	180	210,256
NiSource Inc.
4.80%, 02/15/44 (Call 08/15/43)	415	433,887
5.25%, 02/15/43 (Call 08/15/42)	475	521,555
5.65%, 02/01/45 (Call 08/01/44)	276	317,659
5.95%, 06/15/41 (Call 12/15/40)	200	235,278
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[a]	225	242,019
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43 (Call 02/01/43)	153	162,383

Security	Principal (000s)	Value
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	$5	$4,853
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	229,998
4.40%, 06/01/43 (Call 12/01/42)	6	5,962
4.40%, 05/30/47 (Call 11/30/46)	90	89,685
5.88%, 03/15/41 (Call 09/15/40)	450	532,201
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	100	93,715

		4,216,679
HAND & MACHINE TOOLS — 0.07%
Snap-On Inc.
4.10%, 03/01/48 (Call 09/01/47)	195	194,994
Stanley Black & Decker Inc.
5.20%, 09/01/40	200	225,126

		420,120
HEALTH CARE – PRODUCTS — 1.49%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	850	899,929
4.75%, 04/15/43 (Call 10/15/42)	350	369,229
4.90%, 11/30/46 (Call 05/30/46)[a]	900	973,989
5.30%, 05/27/40	400	448,256
6.00%, 04/01/39	250	300,040
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	200	171,552
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	500	486,620
4.69%, 12/15/44 (Call 06/15/44)	500	488,095
5.00%, 11/12/40	100	102,684
Boston Scientific Corp.
7.00%, 11/15/35	100	128,318
7.38%, 01/15/40	150	200,899
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	100	104,613
Medtronic Inc.
4.38%, 03/15/35	1,000	1,036,940
4.50%, 03/15/42 (Call 09/15/41)	86	89,790
4.63%, 03/15/44 (Call 09/15/43)	350	369,131
4.63%, 03/15/45	1,550	1,642,907
5.55%, 03/15/40	300	352,044
6.50%, 03/15/39	100	129,998
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	350	340,536
4.38%, 05/15/44 (Call 11/15/43)	100	99,491
4.63%, 03/15/46 (Call 09/15/45)	250	260,605

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)[a]	$300	$285,621
5.30%, 02/01/44 (Call 08/01/43)[a]	150	167,174
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	50	47,013
5.75%, 11/30/39	150	168,261

		9,663,735
HEALTH CARE – SERVICES — 2.11%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	285	253,462
4.13%, 11/15/42 (Call 05/15/42)	200	185,698
4.50%, 05/15/42 (Call 11/15/41)	250	247,965
4.75%, 03/15/44 (Call 09/15/43)	225	229,358
6.63%, 06/15/36	200	249,132
6.75%, 12/15/37[a]	85	109,525
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	500	468,475
4.55%, 03/01/48 (Call 09/01/47)	250	241,290
4.63%, 05/15/42	600	586,224
4.65%, 01/15/43	300	293,721
4.65%, 08/15/44 (Call 02/15/44)	200	196,202
5.10%, 01/15/44	375	389,194
Ascension Health
3.95%, 11/15/46	508	496,225
4.85%, 11/15/53	11	12,317
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	240,488
4.19%, 11/15/45 (Call 05/15/45)	16	15,991
Catholic Health Initiatives
4.35%, 11/01/42	400	369,892
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	425	371,718
Dignity Health
4.50%, 11/01/42	100	95,307
5.27%, 11/01/64	100	100,720
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	200	200,392
4.80%, 03/15/47 (Call 09/15/46)	175	181,267
4.95%, 10/01/44 (Call 04/01/44)	250	264,852
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46	60	57,976
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	650	655,869
4.88%, 04/01/42[a]	350	389,592

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	$398	$386,530
Mayo Clinic Series 2013
4.00%, 11/15/47	11	10,701
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	25	24,735
Series 2015
4.20%, 07/01/55	550	552,816
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,663
4.06%, 08/01/56[a]	350	336,472
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	400	370,080
Providence St Joseph Health Obligated Group
Series I
3.74%, 10/01/47	250	231,788
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	22	22,263
Stanford Health Care
Series 2018
3.80%, 11/15/48 (Call 05/15/48)	250	242,088
Texas Health Resources
4.33%, 11/15/55	9	8,747
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)[a]	250	230,773
3.95%, 10/15/42 (Call 04/15/42)	82	79,083
4.20%, 01/15/47 (Call 07/15/46)	250	247,530
4.25%, 03/15/43 (Call 09/15/42)	450	447,466
4.25%, 04/15/47 (Call 10/15/46)	276	276,282
4.38%, 03/15/42 (Call 09/15/41)	200	203,452
4.63%, 07/15/35	200	214,686
4.63%, 11/15/41 (Call 05/15/41)	100	106,079
4.75%, 07/15/45	700	752,563
5.70%, 10/15/40 (Call 04/15/40)	100	120,297
5.80%, 03/15/36	500	599,950
5.95%, 02/15/41 (Call 08/15/40)	275	339,971
6.50%, 06/15/37	100	130,158
6.63%, 11/15/37	111	145,663
6.88%, 02/15/38	500	672,255

		13,675,943

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	$100	$95,960

		95,960
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	150	128,711
3.90%, 05/04/47 (Call 11/04/46)[a]	250	243,122
5.30%, 03/01/41	6	7,012
6.63%, 08/01/37[a]	275	369,306

		748,151
HOUSEWARES — 0.13%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)[a]	200	205,396
5.50%, 04/01/46 (Call 10/01/45)	600	621,432

		826,828
INSURANCE — 3.65%
ACE Capital Trust II
9.70%, 04/01/30	100	144,117
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)[a]	250	237,930
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	125	125,873
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	45	44,695
4.50%, 06/15/43	400	415,668
5.35%, 06/01/33	68	77,277
5.55%, 05/09/35	376	436,269
5.95%, 04/01/36	50	59,914
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	200	192,702
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	650	595,263
4.38%, 01/15/55 (Call 07/15/54)	425	384,463
4.50%, 07/16/44 (Call 01/16/44)	725	696,783
4.70%, 07/10/35 (Call 01/10/35)	475	476,140
4.75%, 04/01/48 (Call 10/01/47)	250	249,813
4.80%, 07/10/45 (Call 01/10/45)	250	251,435
6.25%, 05/01/36	400	471,844
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	200	199,390
4.75%, 05/15/45 (Call 11/15/44)[a]	246	250,428

Security	Principal (000s)	Value
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	$470	$509,419
Assurant Inc.
6.75%, 02/15/34	100	116,194
AXA Equitable Holdings Inc.
5.00%, 04/20/48 (Call 10/20/47)[b]	500	477,570
AXA SA
8.60%, 12/15/30	550	743,875
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	118	120,929
4.40%, 05/15/42	325	337,597
5.75%, 01/15/40	250	304,557
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	425	448,447
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)	575	500,549
Chubb Corp. (The)
6.00%, 05/11/37	460	574,172
Chubb INA Holdings Inc.
4.15%, 03/13/43	350	352,467
4.35%, 11/03/45 (Call 05/03/45)	600	621,732
Cincinnati Financial Corp.
6.92%, 05/15/28	11	13,436
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44[a]	200	201,998
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	13,809
4.40%, 03/15/48 (Call 09/15/47)[a]	220	219,542
5.95%, 10/15/36	200	237,304
6.10%, 10/01/41	200	247,150
Lincoln National Corp.
6.15%, 04/07/36	175	203,324
6.30%, 10/09/37	16	19,304
7.00%, 06/15/40	395	515,005
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	200	190,728
6.00%, 02/01/35	150	176,211
Manulife Financial Corp.
5.38%, 03/04/46[a]	300	343,200
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	100	93,481
5.00%, 04/05/46	150	157,104

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	$185	$181,570
4.35%, 01/30/47 (Call 07/30/46)	172	172,351
5.88%, 08/01/33	150	176,769
MetLife Inc.
4.05%, 03/01/45	550	518,936
4.13%, 08/13/42	400	381,648
4.60%, 05/13/46 (Call 11/13/45)[a]	350	358,760
4.72%, 12/15/44	250	261,080
4.88%, 11/13/43	400	424,988
5.70%, 06/15/35	450	530,419
6.40%, 12/15/66 (Call 12/15/31)	445	485,219
6.50%, 12/15/32	475	598,053
10.75%, 08/01/69 (Call 08/01/34)	16	24,574
Principal Financial Group Inc.
4.35%, 05/15/43	300	294,261
4.63%, 09/15/42	5	5,093
6.05%, 10/15/36	191	228,935
Progressive Corp. (The)
3.70%, 01/26/45	150	137,507
4.13%, 04/15/47 (Call 10/15/46)	476	466,171
4.20%, 03/15/48 (Call 09/15/47)	150	149,490
4.35%, 04/25/44	136	138,244
6.25%, 12/01/32	100	121,292
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[b]	400	370,252
3.94%, 12/07/49 (Call 06/07/49)[b]	455	419,132
4.42%, 03/27/48 (Call 09/27/47)	250	251,203
4.60%, 05/15/44	300	309,756
5.70%, 12/14/36	300	358,143
6.63%, 06/21/40	5	6,548
Sompo International Holdings Ltd.
7.00%, 07/15/34	175	211,390
Transatlantic Holdings Inc.
8.00%, 11/30/39	150	202,613
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	200	187,772
4.00%, 05/30/47 (Call 11/30/46)	350	341,957
4.05%, 03/07/48 (Call 09/07/47)	210	205,829
4.30%, 08/25/45 (Call 02/25/45)	175	178,623
4.60%, 08/01/43	66	70,396
5.35%, 11/01/40	200	235,258
6.25%, 06/15/37	425	543,137
6.75%, 06/20/36	50	66,867

Security	Principal (000s)	Value
Travelers Property Casualty Corp.
6.38%, 03/15/33	$110	$136,764
Unum Group
5.75%, 08/15/42	210	238,520
Voya Financial Inc.
4.80%, 06/15/46	100	99,307
5.70%, 07/15/43	200	223,226
WR Berkley Corp.
4.75%, 08/01/44	50	50,642
XLIT Ltd.
5.50%, 03/31/45	226	236,617

		23,648,420
INTERNET — 0.90%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	300	283,788
4.20%, 12/06/47 (Call 06/06/47)	700	658,441
4.50%, 11/28/34 (Call 05/28/34)	600	608,310
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)[b]	1,250	1,235,687
4.25%, 08/22/57 (Call 02/22/57)[b]	1,150	1,136,476
4.80%, 12/05/34 (Call 06/05/34)	860	948,159
4.95%, 12/05/44 (Call 06/05/44)	560	632,156
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	350	309,187

		5,812,204
IRON & STEEL — 0.49%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)[a]	199	224,983
6.40%, 12/01/37	246	308,668
Vale Overseas Ltd.
6.88%, 11/21/36[a]	850	983,076
6.88%, 11/10/39	525	612,103
8.25%, 01/17/34	255	326,974
Vale SA
5.63%, 09/11/42	705	730,493

		3,186,297
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)[a]	100	97,931

		97,931
MACHINERY — 0.50%
ABB Finance USA Inc.
4.38%, 05/08/42	357	367,467

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Caterpillar Inc.
3.80%, 08/15/42	$610	$592,060
4.30%, 05/15/44 (Call 11/15/43)	100	104,934
4.75%, 05/15/64 (Call 11/15/63)	225	242,267
5.20%, 05/27/41	425	497,734
5.30%, 09/15/35	11	12,822
6.05%, 08/15/36	111	139,944
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	150	167,207
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	590	584,371
5.38%, 10/16/29	200	229,574
7.13%, 03/03/31	101	131,868
Xylem Inc./NY
4.38%, 11/01/46 (Call 05/01/46)	200	199,738

		3,269,986
MANUFACTURING — 1.40%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	250	215,360
3.63%, 10/15/47 (Call 04/15/47)	155	146,385
3.88%, 06/15/44	150	146,976
5.70%, 03/15/37	150	183,930
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	45	43,553
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	300	345,159
Eaton Corp.
4.00%, 11/02/32	800	785,136
4.15%, 11/02/42	100	96,642
General Electric Co.
4.13%, 10/09/42	725	660,642
4.50%, 03/11/44[a]	800	769,600
5.88%, 01/14/38	950	1,079,190
6.15%, 08/07/37[a]	350	408,170
6.88%, 01/10/39	700	882,728
Series A
6.75%, 03/15/32	1,100	1,348,688
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	450	448,898
4.88%, 09/15/41 (Call 03/15/41)	200	227,928
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	150	145,634
5.75%, 06/15/43	216	253,990

Security	Principal (000s)	Value
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	$140	$143,424
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	300	298,419
4.20%, 11/21/34 (Call 05/21/34)	100	103,015
4.45%, 11/21/44 (Call 05/21/44)	200	209,710
Series A
6.25%, 05/15/38	100	126,892

		9,070,069
MEDIA — 4.89%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	200	212,228
4.95%, 10/15/45 (Call 04/15/45)	200	217,786
5.40%, 10/01/43	300	345,636
6.15%, 03/01/37	450	550,872
6.15%, 02/15/41	500	625,690
6.20%, 12/15/34	500	609,680
6.40%, 12/15/35	302	375,667
6.55%, 03/15/33	275	339,919
6.65%, 11/15/37	350	450,467
6.90%, 08/15/39	11	14,643
7.75%, 12/01/45	350	521,255
7.85%, 03/01/39	200	284,734
8.15%, 10/17/36	100	144,380
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	190,002
4.85%, 07/01/42 (Call 01/01/42)	250	246,945
4.90%, 08/15/44 (Call 02/15/44)	225	222,874
5.50%, 05/15/33	150	158,030
5.90%, 10/15/40 (Call 04/15/40)	50	55,770
7.88%, 07/30/30	200	252,518
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48 (Call 10/01/47)	295	292,348
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	500	491,475
5.38%, 05/01/47 (Call 11/01/46)	800	754,960
6.38%, 10/23/35 (Call 04/23/35)	750	817,920
6.48%, 10/23/45 (Call 04/23/45)	1,250	1,343,612
6.83%, 10/23/55 (Call 04/23/55)	250	276,940

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	$850	$729,988
3.40%, 07/15/46 (Call 01/15/46)	400	333,636
3.90%, 03/01/38 (Call 09/01/37)	250	234,885
3.97%, 11/01/47 (Call 05/01/47)	911	833,802
4.00%, 11/01/49 (Call 05/01/49)	785	717,435
4.05%, 11/01/52 (Call 05/01/52)	350	319,501
4.20%, 08/15/34 (Call 02/15/34)	850	836,646
4.25%, 01/15/33[a]	900	909,531
4.40%, 08/15/35 (Call 02/15/35)	500	503,375
4.50%, 01/15/43	400	397,652
4.60%, 08/15/45 (Call 02/15/45)	760	764,416
4.65%, 07/15/42	660	670,738
4.75%, 03/01/44	600	615,858
5.65%, 06/15/35	111	128,849
6.40%, 05/15/38	47	58,979
6.50%, 11/15/35	475	593,997
7.05%, 03/15/33	161	207,804
Discovery Communications LLC
4.88%, 04/01/43	225	212,420
4.95%, 05/15/42	175	165,753
5.00%, 09/20/37 (Call 03/20/37)	360	352,800
5.20%, 09/20/47 (Call 03/20/47)[a]	400	391,380
6.35%, 06/01/40	400	445,472
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	250	225,660
6.13%, 01/31/46 (Call 07/31/45)	400	423,408
6.63%, 01/15/40	300	334,545
NBCUniversal Media LLC
4.45%, 01/15/43	500	489,325
5.95%, 04/01/41	700	835,737
Thomson Reuters Corp.
5.50%, 08/15/35	150	158,760
5.65%, 11/23/43 (Call 05/23/43)	125	139,925
5.85%, 04/15/40[a]	350	391,570
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	550	468,171
5.50%, 09/01/41 (Call 03/01/41)	350	341,299
5.88%, 11/15/40 (Call 05/15/40)	400	408,712
6.55%, 05/01/37	350	384,682
6.75%, 06/15/39	525	591,722
7.30%, 07/01/38	700	826,000
Time Warner Entertainment Co. LP
8.38%, 07/15/33	450	582,457

Security	Principal (000s)	Value
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	$300	$287,592
4.85%, 07/15/45 (Call 01/15/45)	350	343,833
4.90%, 06/15/42	175	173,931
5.35%, 12/15/43	325	342,703
5.38%, 10/15/41	250	261,968
6.10%, 07/15/40	350	402,566
6.25%, 03/29/41	200	233,302
Viacom Inc.
4.38%, 03/15/43	350	311,560
5.25%, 04/01/44 (Call 10/01/43)	200	200,678
5.85%, 09/01/43 (Call 03/01/43)	450	481,360
6.88%, 04/30/36	400	464,012
Walt Disney Co. (The)
3.00%, 07/30/46	125	103,848
3.70%, 12/01/42	200	189,466
4.13%, 06/01/44[a]	300	302,772
4.38%, 08/16/41	250	264,803
7.00%, 03/01/32	200	264,386
Series E
4.13%, 12/01/41	200	201,560

		31,653,581
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	160,633
4.38%, 06/15/45 (Call 12/15/44)	86	89,482

		250,115
MINING — 1.18%
Barrick Gold Corp.
5.25%, 04/01/42	300	322,830
Barrick North America Finance LLC
5.70%, 05/30/41	225	253,319
5.75%, 05/01/43	380	435,628
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	325	374,394
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42[a]	375	377,194
5.00%, 09/30/43	875	985,871
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	161	173,115
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	365	377,516
5.88%, 04/01/35[a]	125	143,823
6.25%, 10/01/39	375	448,016

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Rio Tinto Alcan Inc.
5.75%, 06/01/35	$11	$13,181
6.13%, 12/15/33	11	13,483
7.25%, 03/15/31	275	347,784
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	325	375,011
7.13%, 07/15/28	200	253,596
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	338	338,777
4.75%, 03/22/42 (Call 09/22/41)[a]	330	357,898
Southern Copper Corp.
5.25%, 11/08/42	575	593,624
5.88%, 04/23/45	450	503,438
6.75%, 04/16/40	400	484,924
7.50%, 07/27/35	300	382,320
Vale Canada Ltd.
7.20%, 09/15/32	100	112,721

		7,668,463
OFFICE & BUSINESS EQUIPMENT — 0.01%
Xerox Corp.
6.75%, 12/15/39[a]	50	52,787

		52,787
OIL & GAS — 6.89%
Anadarko Finance Co.
7.50%, 05/01/31	425	535,615
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	307,729
6.20%, 03/15/40	250	290,558
6.45%, 09/15/36	650	770,133
6.60%, 03/15/46 (Call 09/15/45)	420	519,288
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	340	309,720
4.75%, 04/15/43 (Call 10/15/42)	600	593,484
5.10%, 09/01/40 (Call 03/01/40)	450	456,984
6.00%, 01/15/37	500	563,560
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)[a]	350	348,456
Burlington Resources Finance Co.
7.20%, 08/15/31	300	389,487
7.40%, 12/01/31	300	397,170
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)[a]	300	310,575
5.85%, 02/01/35	150	170,042

Security	Principal (000s)	Value
6.25%, 03/15/38	$425	$507,407
6.45%, 06/30/33	200	235,308
7.20%, 01/15/32	300	369,351
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	550	542,613
5.40%, 06/15/47 (Call 12/15/46)[a]	725	721,020
6.75%, 11/15/39	250	284,228
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	400	420,264
Concho Resources Inc.
4.88%, 10/01/47 (Call 04/01/47)	250	255,085
Conoco Funding Co.
7.25%, 10/15/31	300	390,924
ConocoPhillips
5.90%, 10/15/32	13	15,311
6.50%, 02/01/39	850	1,103,793
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	350	426,590
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	250	252,368
4.30%, 11/15/44 (Call 05/15/44)	200	205,626
5.95%, 03/15/46 (Call 09/15/45)[a]	175	223,060
ConocoPhillips Holding Co.
6.95%, 04/15/29	700	875,259
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	500	498,905
5.00%, 06/15/45 (Call 12/15/44)	400	414,896
5.60%, 07/15/41 (Call 01/15/41)	425	469,395
Ecopetrol SA
5.88%, 05/28/45	575	556,491
7.38%, 09/18/43	475	544,369
Encana Corp.
6.50%, 08/15/34	500	591,645
6.50%, 02/01/38	400	482,008
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	300	289,875
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)[a]	250	232,793
4.11%, 03/01/46 (Call 09/01/45)	975	998,098
Hess Corp.
5.60%, 02/15/41	400	404,708
5.80%, 04/01/47 (Call 10/01/46)[a]	250	260,003
6.00%, 01/15/40	200	209,346

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
7.13%, 03/15/33	$225	$263,720
7.30%, 08/15/31	500	592,490
Kerr-McGee Corp.
7.88%, 09/15/31	14	18,012
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	200	209,984
6.60%, 10/01/37	400	479,556
6.80%, 03/15/32	26	30,709
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	300	296,526
5.00%, 09/15/54 (Call 03/15/54)	200	192,390
6.50%, 03/01/41 (Call 09/01/40)	400	480,420
Nexen Energy ULC
6.40%, 05/15/37	600	733,038
7.50%, 07/30/39	400	551,936
7.88%, 03/15/32	160	215,059
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	325	334,513
5.25%, 11/15/43 (Call 05/15/43)	450	474,246
6.00%, 03/01/41 (Call 09/01/40)	350	396,021
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	400	394,036
4.40%, 04/15/46 (Call 10/15/45)[a]	415	426,072
4.63%, 06/15/45 (Call 12/15/44)	475	500,541
Petro-Canada
5.35%, 07/15/33	125	138,454
5.95%, 05/15/35	11	13,000
6.80%, 05/15/38	500	651,275
Petroleos Mexicanos
5.50%, 06/27/44	1,100	927,784
5.63%, 01/23/46	1,225	1,039,829
6.38%, 01/23/45	1,350	1,254,366
6.50%, 06/02/41	1,300	1,245,998
6.63%, 06/15/35	1,200	1,191,576
6.63%, 06/15/38	300	292,494
6.75%, 09/21/47	1,650	1,592,613
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	550	568,183
4.88%, 11/15/44 (Call 05/15/44)	960	1,002,298
5.88%, 05/01/42	240	283,082
Shell International Finance BV
3.75%, 09/12/46	595	561,412
4.00%, 05/10/46	950	929,689
4.13%, 05/11/35	565	577,238

Security	Principal (000s)	Value
4.38%, 05/11/45	$950	$985,625
4.55%, 08/12/43	450	477,229
5.50%, 03/25/40	$300	357,408
6.38%, 12/15/38	1,000	1,312,500
Statoil ASA
3.95%, 05/15/43	500	489,895
4.25%, 11/23/41	100	102,439
4.80%, 11/08/43	300	332,406
5.10%, 08/17/40	230	263,141
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)[a]	85	81,161
5.95%, 12/01/34	150	178,362
6.50%, 06/15/38	400	509,332
6.85%, 06/01/39	475	627,028
Tosco Corp.
8.13%, 02/15/30	61	82,884
Valero Energy Corp.
4.90%, 03/15/45[a]	250	261,398
6.63%, 06/15/37	575	717,065
7.50%, 04/15/32	200	258,778

		44,638,751
OIL & GAS SERVICES — 0.59%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	415	446,341
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
4.08%, 12/15/47 (Call 06/15/47)	455	416,971
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	350	348,348
4.75%, 08/01/43 (Call 02/01/43)	350	359,271
4.85%, 11/15/35 (Call 05/15/35)	775	819,857
5.00%, 11/15/45 (Call 05/15/45)	500	534,385
6.70%, 09/15/38[a]	21	26,414
7.45%, 09/15/39	375	508,717
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	400	348,696

		3,809,000
PACKAGING & CONTAINERS — 0.09%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	128	144,805
WestRock MWV LLC
7.95%, 02/15/31	36	47,933
8.20%, 01/15/30	275	367,386

		560,124

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.18%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	$650	$630,669
4.40%, 11/06/42	950	901,274
4.45%, 05/14/46 (Call 11/14/45)[a]	600	574,806
4.50%, 05/14/35 (Call 11/14/34)	900	896,715
4.70%, 05/14/45 (Call 11/14/44)	900	891,108
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,200	1,126,944
4.75%, 03/15/45 (Call 09/15/44)	445	419,591
4.85%, 06/15/44 (Call 12/15/43)	500	476,285
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	250	227,475
4.30%, 12/15/47 (Call 06/15/47)	150	137,114
AstraZeneca PLC
4.00%, 09/18/42	525	497,438
4.38%, 11/16/45	400	399,648
6.45%, 09/15/37[a]	700	890,211
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	43,048
4.50%, 03/01/44 (Call 09/01/43)	330	353,694
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	150	140,166
4.50%, 11/15/44 (Call 05/15/44)	200	190,598
4.60%, 03/15/43	400	385,324
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	1,900	1,882,121
4.88%, 07/20/35 (Call 01/20/35)	500	509,665
5.05%, 03/25/48 (Call 09/25/47)	2,750	2,808,327
5.13%, 07/20/45 (Call 01/20/45)	1,450	1,502,997
5.30%, 12/05/43 (Call 06/05/43)	173	183,963
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	475	454,124
3.95%, 05/15/47 (Call 11/15/46)[a]	305	304,204
5.55%, 03/15/37	166	201,610
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)[a]	350	343,753
6.13%, 11/15/41	350	406,032
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43[a]	205	206,148
5.38%, 04/15/34	200	226,208
6.38%, 05/15/38	1,000	1,293,630

Security	Principal (000s)	Value
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	$400	$371,664
3.55%, 03/01/36 (Call 09/01/35)	550	534,066
3.70%, 03/01/46 (Call 09/01/45)	825	794,582
3.75%, 03/03/47 (Call 09/03/46)	450	439,218
4.38%, 12/05/33 (Call 06/05/33)	550	587,966
4.50%, 09/01/40	350	380,226
4.50%, 12/05/43 (Call 06/05/43)	300	327,354
4.85%, 05/15/41	11	12,480
4.95%, 05/15/33	261	294,398
5.85%, 07/15/38	213	270,614
5.95%, 08/15/37	200	255,450
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	153	157,884
5.90%, 11/01/39	175	208,826
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	10,420
3.70%, 02/10/45 (Call 08/10/44)	950	905,027
4.15%, 05/18/43	900	918,945
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	300	306,042
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)	410	399,844
Novartis Capital Corp.
3.70%, 09/21/42	25	24,196
4.00%, 11/20/45 (Call 05/20/45)	650	654,829
4.40%, 05/06/44	600	643,464
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	162	155,650
Pfizer Inc.
4.00%, 12/15/36	260	261,498
4.13%, 12/15/46[a]	430	427,725
4.30%, 06/15/43	300	306,072
4.40%, 05/15/44	350	362,481
5.60%, 09/15/40	100	120,209
7.20%, 03/15/39	1,000	1,407,100
Pharmacia LLC
6.60%, 12/01/28	500	619,305
Wyeth LLC
5.95%, 04/01/37[a]	925	1,149,220
6.00%, 02/15/36	21	25,932
6.50%, 02/01/34	43	54,786

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	$170	$158,765
4.70%, 02/01/43 (Call 08/01/42)	490	510,761

		33,561,889
PIPELINES — 4.09%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	99,090
5.85%, 11/15/43 (Call 05/15/43)	100	103,146
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	175	198,461
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	116,665
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	211,248
Series B
7.50%, 04/15/38	300	382,362
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	190,840
5.50%, 12/01/46 (Call 05/29/46)[a]	250	275,460
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	170	159,844
5.15%, 02/01/43 (Call 08/01/42)	200	181,764
5.15%, 03/15/45 (Call 09/15/44)	500	454,870
5.30%, 04/15/47 (Call 10/15/46)[a]	400	373,188
6.05%, 06/01/41 (Call 12/01/40)[a]	50	50,716
6.13%, 12/15/45 (Call 06/15/45)	385	394,714
6.50%, 02/01/42 (Call 08/01/41)	400	422,908
6.63%, 10/15/36[a]	135	148,666
7.50%, 07/01/38	275	320,950
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	150	135,801
5.45%, 06/01/47 (Call 12/01/46)	200	191,942
5.60%, 04/01/44 (Call 10/01/43)	100	97,421
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)[a]	250	236,513
4.45%, 02/15/43 (Call 08/15/42)	525	511,098
4.85%, 08/15/42 (Call 02/15/42)	325	334,701
4.85%, 03/15/44 (Call 09/15/43)	550	567,809
4.90%, 05/15/46 (Call 11/15/45)	450	468,220
4.95%, 10/15/54 (Call 04/15/54)	200	202,986
5.10%, 02/15/45 (Call 08/15/44)	500	532,105
5.70%, 02/15/42	200	229,664
5.95%, 02/01/41	250	291,637

Security	Principal (000s)	Value
6.13%, 10/15/39	$145	$171,396
7.55%, 04/15/38	150	200,121
Series D
6.88%, 03/01/33	200	247,380
Series H
6.65%, 10/15/34	111	136,733
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	250	228,500
5.00%, 08/15/42 (Call 02/15/42)	250	236,610
5.00%, 03/01/43 (Call 09/01/42)	100	94,736
5.40%, 09/01/44 (Call 03/01/44)	210	209,208
5.50%, 03/01/44 (Call 09/01/43)	400	402,660
5.80%, 03/15/35	400	423,992
6.38%, 03/01/41	230	256,153
6.55%, 09/15/40	100	111,365
6.95%, 01/15/38	650	769,060
7.30%, 08/15/33	36	43,326
7.40%, 03/15/31	118	140,826
7.50%, 11/15/40	300	366,489
7.75%, 03/15/32	100	123,512
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	405	389,363
5.20%, 03/01/48 (Call 09/01/47)	250	245,555
5.30%, 12/01/34 (Call 06/01/34)	475	483,574
5.55%, 06/01/45 (Call 12/01/44)	600	614,640
7.75%, 01/15/32	325	404,956
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	130	122,396
4.25%, 09/15/46 (Call 03/15/46)	200	190,860
5.15%, 10/15/43 (Call 04/15/43)	250	266,085
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	700	669,228
4.70%, 04/15/48 (Call 10/15/47)	600	567,318
5.20%, 03/01/47 (Call 09/01/46)	350	355,313
ONEOK Inc.
4.95%, 07/13/47 (Call 01/06/47)	250	250,750
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	225	254,761
6.20%, 09/15/43 (Call 03/15/43)	125	143,263
6.65%, 10/01/36	400	475,944
6.85%, 10/15/37	300	363,135
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)	350	342,800

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	$250	$222,788
4.90%, 02/15/45 (Call 08/15/44)	200	183,670
5.15%, 06/01/42 (Call 12/01/41)	300	281,346
6.65%, 01/15/37	275	300,949
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	300	282,429
5.95%, 09/25/43 (Call 03/25/43)	150	168,804
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	250	223,253
5.30%, 04/01/44 (Call 10/01/43)	250	231,013
5.40%, 10/01/47 (Call 04/01/47)	600	570,228
6.10%, 02/15/42	175	175,000
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	275	323,988
Texas Eastern Transmission LP
7.00%, 07/15/32	200	244,084
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	725	742,828
5.00%, 10/16/43 (Call 04/16/43)[a]	360	382,939
5.60%, 03/31/34	200	225,472
5.85%, 03/15/36	100	115,853
6.10%, 06/01/40	274	327,605
6.20%, 10/15/37	200	239,568
7.25%, 08/15/38	300	396,369
7.63%, 01/15/39	200	273,946
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	350	334,785
4.60%, 03/15/48 (Call 09/15/47)[b]	215	206,273
5.40%, 08/15/41 (Call 02/15/41)	76	81,280
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	300	296,775
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	225	216,646
5.10%, 09/15/45 (Call 03/15/45)	550	543,620
5.40%, 03/04/44 (Call 09/04/43)	175	179,004
5.80%, 11/15/43 (Call 05/15/43)	50	53,472
6.30%, 04/15/40	435	492,242

		26,503,026

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.59%
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	$195	$180,531
4.15%, 07/01/47 (Call 01/01/47)[a]	150	145,367
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	100	102,157
4.50%, 06/01/45 (Call 12/01/44)	315	321,785
Essex Portfolio LP
4.50%, 03/15/48 (Call 09/15/47)	100	97,568
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	167	169,131
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	150	188,578
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	13,679
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	250	225,792
4.45%, 09/01/47 (Call 03/01/47)	245	228,558
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	200	203,410
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	200	191,888
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	14	13,599
4.25%, 11/30/46 (Call 05/30/46)	80	77,804
4.75%, 03/15/42 (Call 09/15/41)	235	244,562
6.75%, 02/01/40 (Call 11/01/39)	385	504,897
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	147	138,261
5.70%, 09/30/43 (Call 03/30/43)	11	12,296
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	195	237,450
Weyerhaeuser Co.
7.38%, 03/15/32	400	519,360

		3,816,673
RETAIL — 2.53%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	200	152,220
5.17%, 08/01/44 (Call 02/01/44)	289	209,360
Darden Restaurants Inc.
4.55%, 02/15/48 (Call 08/15/47)	75	72,651
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	550	479,198
4.20%, 04/01/43 (Call 10/01/42)	171	173,461
4.25%, 04/01/46 (Call 10/01/45)	400	408,192

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.40%, 03/15/45 (Call 09/15/44)	$500	$522,120
4.88%, 02/15/44 (Call 08/15/43)	525	585,837
5.40%, 09/15/40 (Call 03/15/40)	21	24,811
5.88%, 12/16/36	1,300	1,622,933
5.95%, 04/01/41 (Call 10/01/40)	500	630,590
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	100	96,199
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	400	362,900
4.05%, 05/03/47 (Call 11/03/46)	550	528,583
4.25%, 09/15/44 (Call 03/15/44)	300	298,023
4.38%, 09/15/45 (Call 03/15/45)	350	353,748
4.65%, 04/15/42 (Call 10/15/41)	300	316,473
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	125	105,750
6.90%, 04/01/29	150	159,078
McDonald’s Corp.
3.63%, 05/01/43	11	9,736
3.70%, 02/15/42	250	225,603
4.45%, 03/01/47 (Call 09/01/46)	75	75,311
4.60%, 05/26/45 (Call 11/26/44)	250	255,038
4.70%, 12/09/35 (Call 06/09/35)	700	737,247
4.88%, 07/15/40	6	6,410
4.88%, 12/09/45 (Call 06/09/45)	750	794,085
5.70%, 02/01/39	275	322,993
6.30%, 10/15/37	300	375,516
6.30%, 03/01/38	225	282,208
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	150	136,649
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	175	164,759
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)[a]	100	94,041
4.30%, 06/15/45 (Call 12/15/44)[a]	100	103,114
Target Corp.
3.63%, 04/15/46	425	380,770
3.90%, 11/15/47 (Call 05/15/47)	400	371,980
4.00%, 07/01/42	700	672,630
Walgreen Co.
4.40%, 09/15/42	250	230,393
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	150	145,118
4.65%, 06/01/46 (Call 12/01/45)	250	237,813
4.80%, 11/18/44 (Call 05/18/44)	525	508,583

Security	Principal (000s)	Value
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)[a]	$500	$469,230
4.00%, 04/11/43 (Call 10/11/42)	650	649,252
4.30%, 04/22/44 (Call 10/22/43)[a]	750	782,932
5.63%, 04/15/41	1,000	1,242,570

		16,376,108
SEMICONDUCTORS — 0.72%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	200	218,944
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	295	304,402
5.10%, 10/01/35 (Call 04/01/35)	250	281,950
5.85%, 06/15/41	200	245,324
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)[b]	1,225	1,149,172
4.00%, 12/15/32	300	304,383
4.10%, 05/19/46 (Call 11/19/45)	800	801,312
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)[a]	600	544,860
4.65%, 05/20/35 (Call 11/20/34)	400	398,040
4.80%, 05/20/45 (Call 11/20/44)	450	440,748

		4,689,135
SOFTWARE — 3.01%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	250	243,940
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	950	909,767
3.50%, 02/12/35 (Call 08/12/34)	775	753,300
3.50%, 11/15/42	500	465,465
3.70%, 08/08/46 (Call 02/08/46)	1,200	1,146,276
3.75%, 05/01/43 (Call 11/01/42)	200	194,010
3.75%, 02/12/45 (Call 08/12/44)	450	432,954
3.95%, 08/08/56 (Call 02/08/56)	900	878,292
4.00%, 02/12/55 (Call 08/12/54)	825	811,924
4.10%, 02/06/37 (Call 08/06/36)	705	729,224
4.20%, 11/03/35 (Call 05/03/35)	400	421,296
4.45%, 11/03/45 (Call 05/03/45)	1,000	1,069,390
4.50%, 10/01/40	415	452,649
4.50%, 02/06/57 (Call 08/06/56)	700	752,283
4.75%, 11/03/55 (Call 05/03/55)[a]	450	503,289
4.88%, 12/15/43 (Call 06/15/43)	300	340,800
5.20%, 06/01/39[a]	322	379,847

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.30%, 02/08/41	$450	$539,973
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	760	796,602
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	300	284,286
3.80%, 11/15/37 (Call 05/15/37)	400	387,176
3.85%, 07/15/36 (Call 01/15/36)	600	587,478
3.90%, 05/15/35 (Call 11/15/34)	700	691,635
4.00%, 07/15/46 (Call 01/15/46)	750	726,128
4.00%, 11/15/47 (Call 05/15/47)	700	679,658
4.13%, 05/15/45 (Call 11/15/44)[a]	850	837,445
4.30%, 07/08/34 (Call 01/08/34)	825	858,239
4.38%, 05/15/55 (Call 11/15/54)	404	407,563
4.50%, 07/08/44 (Call 01/08/44)	450	468,972
5.38%, 07/15/40	975	1,135,241
6.13%, 07/08/39	400	511,720
6.50%, 04/15/38	65	85,790

		19,482,612
TELECOMMUNICATIONS — 7.77%
America Movil SAB de CV
4.38%, 07/16/42[a]	443	438,233
6.13%, 11/15/37[a]	125	147,078
6.13%, 03/30/40	900	1,064,718
6.38%, 03/01/35	165	197,353
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	800	715,136
4.35%, 06/15/45 (Call 12/15/44)	800	704,224
4.50%, 05/15/35 (Call 11/15/34)	800	764,344
4.50%, 03/09/48 (Call 09/09/47)	1,250	1,114,325
4.55%, 03/09/49 (Call 09/09/48)	1,125	1,007,741
4.75%, 05/15/46 (Call 11/15/45)	1,300	1,210,378
4.80%, 06/15/44 (Call 12/15/43)	1,200	1,134,012
4.90%, 08/14/37 (Call 05/23/18)	2,150	2,174,574
5.15%, 03/15/42	666	661,764
5.15%, 11/15/46 (Call 05/15/46)[b]	750	738,705
5.15%, 02/14/50 (Call 05/23/18)	1,800	1,821,168
5.15%, 02/15/50 (Call 08/14/49)[b]	1,500	1,473,510
5.25%, 03/01/37 (Call 09/01/36)[a]	800	817,976
5.30%, 08/14/58 (Call 05/23/18)	1,000	1,011,770
5.35%, 09/01/40	650	663,071
5.45%, 03/01/47 (Call 09/01/46)	750	766,695
5.65%, 02/15/47 (Call 08/15/46)	750	792,375
5.70%, 03/01/57 (Call 09/01/56)	600	629,322

Security	Principal (000s)	Value
6.00%, 08/15/40 (Call 05/15/40)	$384	$420,131
6.35%, 03/15/40	325	374,264
6.38%, 03/01/41	500	573,785
Bell Canada Inc.
4.46%, 04/01/48 (Call 10/01/47)	60	59,665
British Telecommunications PLC
9.13%, 12/15/30[a]	1,000	1,439,250
Cisco Systems Inc.
5.50%, 01/15/40	750	910,470
5.90%, 02/15/39	700	886,739
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,200	1,658,868
9.25%, 06/01/32	219	329,056
Juniper Networks Inc.
5.95%, 03/15/41[a]	200	200,746
Koninklijke KPN NV
8.38%, 10/01/30	350	467,337
Motorola Solutions Inc.
5.50%, 09/01/44	200	196,776
Orange SA
5.38%, 01/13/42	200	224,692
5.50%, 02/06/44 (Call 08/06/43)	325	372,106
9.00%, 03/01/31	800	1,141,912
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)[a]	400	388,096
4.50%, 03/15/43 (Call 09/15/42)	150	149,495
5.00%, 03/15/44 (Call 09/15/43)	425	448,587
5.45%, 10/01/43 (Call 04/01/43)	21	23,292
7.50%, 08/15/38	200	271,314
Telefonica Emisiones SAU
4.67%, 03/06/38	210	208,156
5.21%, 03/08/47	1,200	1,249,632
7.05%, 06/20/36	750	942,795
Telefonica Europe BV
8.25%, 09/15/30	250	333,808
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	601	513,428
4.13%, 08/15/46	495	434,061
4.27%, 01/15/36	1,500	1,412,670
4.40%, 11/01/34 (Call 05/01/34)	1,350	1,306,273
4.50%, 08/10/33	250	245,828
4.52%, 09/15/48	1,925	1,787,536

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.67%, 03/15/55	$2,000	$1,831,360
4.75%, 11/01/41	515	504,788
4.81%, 03/15/39[a]	850	843,693
4.86%, 08/21/46	1,650	1,609,129
5.01%, 04/15/49	1,350	1,346,692
5.01%, 08/21/54[a]	2,075	2,013,808
5.50%, 03/16/47	780	831,028
6.55%, 09/15/43	500	600,390
Vodafone Group PLC
4.38%, 02/19/43	850	778,829
6.15%, 02/27/37	250	285,560
6.25%, 11/30/32	325	367,933
7.88%, 02/15/30	250	320,785

		50,353,235
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	201	190,862
6.35%, 03/15/40	200	223,936

		414,798
TRANSPORTATION — 2.93%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)[a]	390	376,974
4.05%, 06/15/48 (Call 12/15/47)	250	246,685
4.15%, 04/01/45 (Call 10/01/44)	275	275,976
4.38%, 09/01/42 (Call 03/01/42)	250	257,775
4.40%, 03/15/42 (Call 09/15/41)	500	517,280
4.45%, 03/15/43 (Call 09/15/42)	11	11,435
4.55%, 09/01/44 (Call 03/01/44)	400	421,092
4.70%, 09/01/45 (Call 03/01/45)	275	296,414
4.90%, 04/01/44 (Call 10/01/43)	200	221,136
4.95%, 09/15/41 (Call 03/15/41)	114	125,638
5.05%, 03/01/41 (Call 09/01/40)	56	62,650
5.15%, 09/01/43 (Call 03/01/43)	173	197,353
5.40%, 06/01/41 (Call 12/01/40)[a]	375	438,731
5.75%, 05/01/40 (Call 11/01/39)	300	361,650
6.15%, 05/01/37	195	246,070
6.20%, 08/15/36	300	378,777
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	250	217,615
3.65%, 02/03/48 (Call 08/03/47)	100	93,912
6.20%, 06/01/36	50	63,252
6.25%, 08/01/34	111	141,470
6.38%, 11/15/37	175	228,909
6.90%, 07/15/28[a]	300	374,529

Security	Principal (000s)	Value
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	$197	$212,998
4.80%, 08/01/45 (Call 02/01/45)	100	109,434
5.95%, 05/15/37	16	19,515
6.13%, 09/15/15 (Call 03/15/15)	200	243,974
7.13%, 10/15/31	650	832,539
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	250	225,755
3.95%, 05/01/50 (Call 11/01/49)	50	45,010
4.10%, 03/15/44 (Call 09/15/43)	275	261,071
4.25%, 11/01/66 (Call 05/01/66)	300	266,220
4.30%, 03/01/48 (Call 09/01/47)	250	243,545
4.40%, 03/01/43 (Call 09/01/42)	200	198,454
4.50%, 08/01/54 (Call 02/01/54)	400	385,692
4.75%, 05/30/42 (Call 11/30/41)	250	260,325
5.50%, 04/15/41 (Call 10/15/40)	70	79,261
6.00%, 10/01/36	450	538,155
6.15%, 05/01/37	105	128,359
6.22%, 04/30/40	105	129,086
FedEx Corp.
3.88%, 08/01/42	400	360,924
3.90%, 02/01/35	300	284,220
4.05%, 02/15/48 (Call 08/15/47)	400	364,340
4.10%, 04/15/43	152	142,895
4.10%, 02/01/45	350	323,631
4.55%, 04/01/46 (Call 10/01/45)	400	393,952
4.75%, 11/15/45 (Call 05/15/45)	450	457,690
4.90%, 01/15/34	200	212,376
5.10%, 01/15/44	301	320,047
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	95,900
4.70%, 05/01/48	100	99,888
4.95%, 08/15/45 (Call 02/15/45)	200	211,016
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)[b]	200	187,962
3.95%, 10/01/42 (Call 04/01/42)	40	37,923
4.05%, 08/15/52 (Call 02/15/52)[b]	250	234,178
4.15%, 02/28/48 (Call 08/28/47)	400	390,168
4.45%, 06/15/45 (Call 12/15/44)	175	177,419
4.65%, 01/15/46 (Call 07/15/45)	50	52,113
4.84%, 10/01/41	400	428,200
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	150	130,625
3.38%, 02/01/35 (Call 08/01/34)	200	184,372

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.60%, 09/15/37 (Call 03/15/37)	$445	$419,137
3.88%, 02/01/55 (Call 08/01/54)	400	369,988
4.00%, 04/15/47 (Call 10/15/46)[a]	250	243,043
4.05%, 11/15/45 (Call 05/15/45)	225	220,964
4.05%, 03/01/46 (Call 09/01/45)	200	196,544
4.15%, 01/15/45 (Call 07/15/44)	75	74,363
4.30%, 06/15/42 (Call 12/15/41)	250	255,002
4.38%, 11/15/65 (Call 05/15/65)	96	92,822
4.75%, 09/15/41 (Call 03/15/41)	158	169,270
4.82%, 02/01/44 (Call 08/01/43)	220	239,870
6.63%, 02/01/29	250	305,772
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	110	96,514
3.63%, 10/01/42[a]	105	97,263
4.88%, 11/15/40 (Call 05/15/40)	330	364,614
6.20%, 01/15/38[a]	810	1,031,114

		19,000,835
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)[a]	150	158,497

		158,497
WATER — 0.21%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	200	186,566
4.00%, 12/01/46 (Call 06/01/46)	95	93,066
4.30%, 12/01/42 (Call 06/01/42)	16	16,412
4.30%, 09/01/45 (Call 03/01/45)	350	360,139
6.59%, 10/15/37	239	314,065
United Utilities PLC
6.88%, 08/15/28	150	180,860
Veolia Environnement SA
6.75%, 06/01/38	150	188,605

		1,339,713

TOTAL CORPORATE BONDS & NOTES
(Cost: $585,189,031)		562,124,636

FOREIGN GOVERNMENT OBLIGATIONS[g] — 5.27%

CANADA — 0.17%
Hydro-Quebec
9.50%, 11/15/30	200	307,114
Province of Quebec Canada
7.50%, 09/15/29	600	819,966

		1,127,080

Security	Principal (000s)	Value
CHILE — 0.11%
Chile Government International Bond
3.63%, 10/30/42	$250	$232,280
3.86%, 06/21/47[a]	500	472,965

		705,245
COLOMBIA — 0.70%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	1,450	1,434,804
5.63%, 02/26/44 (Call 08/26/43)	700	751,093
6.13%, 01/18/41[a]	1,000	1,130,170
7.38%, 09/18/37	500	633,680
10.38%, 01/28/33	350	549,150

		4,498,897
HUNGARY — 0.12%
Hungary Government International Bond
7.63%, 03/29/41[a]	550	775,698

		775,698
INDONESIA — 0.09%
Indonesia Government International Bond
4.35%, 01/11/48[a]	600	559,992

		559,992
ISRAEL — 0.15%
Israel Government International Bond
4.13%, 01/17/48	400	374,844
4.50%, 01/30/43	600	602,664

		977,508
ITALY — 0.15%
Republic of Italy Government International Bond
5.38%, 06/15/33	850	980,773

		980,773
MEXICO — 1.43%
Mexico Government International Bond
4.35%, 01/15/47[a]	700	620,284
4.60%, 01/23/46	1,000	914,330
4.60%, 02/10/48	750	687,330
4.75%, 03/08/44	1,500	1,410,090
5.55%, 01/21/45	1,100	1,158,597

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.75%, 10/12/99	$1,000	$984,060
6.05%, 01/11/40	1,350	1,484,528
6.75%, 09/27/34	600	725,406
7.50%, 04/08/33	427	551,765
8.30%, 08/15/31	500	737,085

		9,273,475
PANAMA — 0.30%
Panama Government International Bond
4.50%, 05/15/47[a]	800	784,712
4.50%, 04/16/50 (Call 10/16/49)	200	194,252
6.70%, 01/26/36[a]	800	988,696

		1,967,660
PERU — 0.45%
Peruvian Government International Bond
5.63%, 11/18/50[a]	875	1,025,754
6.55%, 03/14/37[a]	500	630,060
8.75%, 11/21/33	850	1,250,809

		2,906,623
PHILIPPINES — 0.94%
Philippine Government International Bond
3.70%, 02/02/42	800	748,152
3.95%, 01/20/40[a]	750	731,227
5.00%, 01/13/37	800	882,736
6.38%, 01/15/32	700	859,964
6.38%, 10/23/34	800	1,006,760
7.75%, 01/14/31	900	1,213,596
9.50%, 02/02/30	450	667,377

		6,109,812
SOUTH KOREA — 0.08%
Korea International Bond
4.13%, 06/10/44[a]	500	534,145

		534,145
SUPRANATIONAL — 0.24%
Asian Development Bank
5.82%, 06/16/28	310	372,270
European Investment Bank
4.88%, 02/15/36	300	369,420
Inter-American Development Bank
3.20%, 08/07/42	100	97,726

Security	Principal (000s)	Value
3.88%, 10/28/41	$250	$273,575
4.38%, 01/24/44	150	176,881
International Bank for Reconstruction & Development
4.75%, 02/15/35	$200	242,760

		1,532,632
URUGUAY — 0.34%
Uruguay Government International Bond
4.13%, 11/20/45	300	268,257
5.10%, 06/18/50[a]	1,400	1,381,548
7.63%, 03/21/36	400	521,352

		2,171,157

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $36,309,104)		34,120,697

MUNICIPAL DEBT OBLIGATIONS — 6.50%

CALIFORNIA — 2.30%
Alameda County Joint Powers Authority RB BAB
Series A
7.05%, 12/01/44	135	194,310
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	400	553,520
Series S-1
7.04%, 04/01/50	500	740,140
Series S-3
6.91%, 10/01/50	100	147,831
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	220	314,983
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	250	318,068
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	436,401
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	363,045

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	$200	$293,410
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	350	513,159
Series D
6.57%, 07/01/45	200	283,756
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	750	911,085
Series RY
6.76%, 07/01/34	390	513,587
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H
6.55%, 05/15/48	350	466,074
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	200	261,494
San Diego County Water Authority Financing Corp. RB BAB
Series B
6.14%, 05/01/49	300	396,858
State of California GO BAB
7.30%, 10/01/39	800	1,143,272
7.35%, 11/01/39	550	790,834
7.50%, 04/01/34	1,000	1,408,600
7.55%, 04/01/39	1,000	1,493,230
7.60%, 11/01/40	550	836,808
7.63%, 03/01/40	300	447,735
7.95%, 03/01/36 (Call 03/01/20)	750	816,975
University of California RB
Series AD
4.86%, 05/15/12	450	475,614
University of California RB BAB
5.77%, 05/15/43	200	250,490
5.95%, 05/15/45	400	504,576

		14,875,855

Security	Principal (000s)	Value
CONNECTICUT — 0.03%
State of Connecticut GO
Series A
5.85%, 03/15/32[a]	$200	$232,966

		232,966
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	100	106,934

		106,934
GEORGIA — 0.16%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	350	431,910
Project P, Series 2010-A
7.06%, 04/01/57	500	590,225

		1,022,135
ILLINOIS — 0.79%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	600	782,184
Series B
6.90%, 12/01/40	225	293,373
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	149,342
County of Cook IL GO BAB
6.23%, 11/15/34	200	246,590
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	150	186,567
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	350	428,421
State of Illinois GO
5.10%, 06/01/33[a]	2,900	2,697,899
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	300	310,680

		5,095,056

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
KANSAS — 0.02%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	$150	$162,899

		162,899
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	190,288

		190,288
MARYLAND — 0.04%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	251,172

		251,172
MASSACHUSETTS — 0.23%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	266,477
Series E
5.46%, 12/01/39	450	543,618
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	240	298,339
Massachusetts School Building Authority RB BAB
Series B
5.72%, 08/15/39	300	365,808

		1,474,242
NEVADA — 0.03%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	120	173,185

		173,185
NEW JERSEY — 0.58%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	675	813,578

Security	Principal (000s)	Value
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	$725	$1,028,702
Series F
7.41%, 01/01/40[a]	650	950,521
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	700	770,497
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	200	231,854

		3,795,152
NEW YORK — 0.97%
City of New York NY GO BAB
Series C-1
5.52%, 10/01/37	185	223,778
Series F1
6.27%, 12/01/37	325	424,014
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39	225	300,033
Series 2009-A
5.87%, 11/15/39	300	365,106
Series 2010-E
6.81%, 11/15/40	200	269,584
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	240,128
5.57%, 11/01/38	250	300,615
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	275	336,295
5.75%, 06/15/41	275	346,877
5.88%, 06/15/44	200	258,928
6.01%, 06/15/42	200	260,638
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	350	413,361

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	$650	$754,546
Series 174
4.46%, 10/01/62	835	895,679
Series 182
5.31%, 08/01/46 (Call 08/01/24)	500	542,665
Series 192
4.81%, 10/15/65	300	340,497

		6,272,744
OHIO — 0.33%
American Municipal Power Inc. RB BAB Series B
8.08%, 02/15/50	600	983,532
Ohio State University (The) RB
Series A
3.80%, 12/01/46	300	294,483
4.80%, 12/31/99	200	211,124
Ohio State University (The) RB BAB Series C
4.91%, 06/01/40	200	226,714
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB Series B-2
4.88%, 12/01/34	400	434,960

		2,150,813
OREGON — 0.13%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	200	224,192
5.68%, 06/30/28 (NPFGC)	350	396,256
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	175	214,438

		834,886

Security	Principal (000s)	Value
PENNSYLVANIA — 0.05%
Commonwealth Financing Authority RB Series A
4.14%, 06/01/38[a]	$350	$354,358

		354,358
TEXAS — 0.72%
City of Houston TX GOL
Series A
6.29%, 03/01/32	380	438,718
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.43%, 02/01/42	200	213,422
5.81%, 02/01/41	240	300,302
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	549,215
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	100	131,022
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	200	244,080
Dallas Independent School District GO BAB
Series C
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	597,773
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49[a]	200	284,762
State of Texas GO BAB
5.52%, 04/01/39	425	523,651
Series A
4.68%, 04/01/40	200	218,374
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	700	796,131
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	385,629

		4,683,079

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
WASHINGTON — 0.07%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	$150	$181,765
State of Washington GO BAB Series F
5.14%, 08/01/40	240	284,201

		465,966

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $42,408,035)		42,141,730

SHORT-TERM INVESTMENTS — 9.50%

MONEY MARKET FUNDS — 9.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[h,i,j]	57,799	57,805,026
BlackRock Cash Funds: Treasury, SL Agency Shares
1.65%[h,i]	3,743	3,742,997

		61,548,023

TOTAL SHORT-TERM INVESTMENTS (Cost: $61,542,345)		61,548,023

Value
TOTAL INVESTMENTS IN SECURITIES — 108.05% (Cost: $725,448,515)	$699,935,086
Other Assets, Less Liabilities — (8.05)%	(52,157,354)

NET ASSETS — 100.00%	$647,777,732

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Zero-coupon bond.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Investments are denominated in U.S. dollars.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.
[j]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$562,124,636	$—	$562,124,636
Foreign government obligations	—	34,120,697	—	34,120,697
Municipal debt obligations	—	42,141,730	—	42,141,730
Money market funds	61,548,023	—	—	61,548,023

Total	$61,548,023	$638,387,063	$—	$699,935,086

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$663,906,170
Affiliated	61,542,345

Total cost of investments in securities	$725,448,515

Investments in securities, at fair value (including securities on loana):
Unaffiliated	$638,387,063
Affiliated	61,548,023
Receivables:
Investment securities sold	2,056,343
Dividends and interest	8,263,919

Total Assets	710,255,348

LIABILITIES
Payables:
Investment securities purchased	4,520,638
Collateral for securities on loan	57,796,561
Securities related to in-kind transactions	49,412
Investment advisory fees	111,005

Total Liabilities	62,477,616

NET ASSETS	$647,777,732

Net assets consist of:
Paid-in capital	$682,785,357
Undistributed net investment income	2,446,732
Accumulated net realized loss	(11,940,928)
Net unrealized depreciation	(25,513,429)

NET ASSETS	$647,777,732

Shares outstanding[b]	11,000,000

Net asset value per share	$58.89

[a]	Securities on loan with a value of $55,116,062.
[b]	No par value, unlimited number of shares authorized.

FINANCIAL STATEMENTS	55

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 86.06%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42		$55	$57,018
5.63%, 11/15/43		229	254,474

			311,492
AEROSPACE & DEFENSE — 1.73%
Boeing Co. (The)
3.38%, 06/15/46	(Call 12/15/45)	125	113,930
3.55%, 03/01/38	(Call 09/01/37)	130	125,424
3.65%, 03/01/47	(Call 09/01/46)	300	285,759
5.88%, 02/15/40		250	316,808
6.63%, 02/15/38		16	21,662
6.88%, 03/15/39[a]		182	258,731
General Dynamics Corp.
3.60%, 11/15/42	(Call 05/15/42)[a]	300	285,399
Harris Corp.
4.85%, 04/27/35	(Call 10/27/34)	275	294,082
5.05%, 04/27/45	(Call 10/27/44)	100	109,161
6.15%, 12/15/40		50	62,477
Lockheed Martin Corp.
3.60%, 03/01/35	(Call 09/01/34)	550	522,159
3.80%, 03/01/45	(Call 09/01/44)	350	329,357
4.07%, 12/15/42[a]		325	320,668
4.09%, 09/15/52	(Call 03/15/52)	350	341,401
4.50%, 05/15/36	(Call 11/15/35)	250	265,530
4.70%, 05/15/46	(Call 11/15/45)	600	650,826
Series B
6.15%, 09/01/36		250	313,815
Northrop Grumman Corp.
3.85%, 04/15/45	(Call 10/15/44)	345	324,303
4.03%, 10/15/47	(Call 04/15/47)	675	649,188
4.75%, 06/01/43		250	269,555
5.05%, 11/15/40		250	277,978
Northrop Grumman Systems Corp.
7.75%, 02/15/31		450	609,174
Raytheon Co.
4.20%, 12/15/44	(Call 06/15/44)	100	105,278
4.70%, 12/15/41		300	335,631
4.88%, 10/15/40[a]		137	157,251
Rockwell Collins Inc.
4.35%, 04/15/47	(Call 10/15/46)	250	248,345
4.80%, 12/15/43	(Call 06/15/43)	261	282,439

Security		Principal (000s)	Value
United Technologies Corp.
3.75%, 11/01/46	(Call 05/01/46)	$700	$642,747
4.05%, 05/04/47	(Call 11/04/46)[a]	250	240,808
4.15%, 05/15/45	(Call 11/16/44)	650	633,886
4.50%, 06/01/42		1,250	1,286,137
5.40%, 05/01/35		121	137,573
5.70%, 04/15/40		280	333,228
6.05%, 06/01/36		100	121,892
6.13%, 07/15/38		200	249,058
6.70%, 08/01/28		500	620,350
7.50%, 09/15/29		164	216,173

			12,358,183
AGRICULTURE — 1.43%
Altria Group Inc.
3.88%, 09/16/46	(Call 03/16/46)[a]	350	324,527
4.25%, 08/09/42		650	642,233
4.50%, 05/02/43		350	356,720
5.38%, 01/31/44		650	745,050
Archer-Daniels-Midland Co.
4.02%, 04/16/43		799	772,697
4.54%, 03/26/42		378	392,802
BAT Capital Corp.
4.39%, 08/15/37	(Call 02/15/37)[b]	1,150	1,137,361
4.54%, 08/15/47	(Call 02/15/47)[b]	1,000	971,840
Philip Morris International Inc.
3.88%, 08/21/42[a]		76	71,404
4.13%, 03/04/43		425	413,483
4.25%, 11/10/44		850	848,631
4.38%, 11/15/41		436	440,517
4.50%, 03/20/42		100	102,681
4.88%, 11/15/43		200	216,254
6.38%, 05/16/38		725	938,817
Reynolds American Inc.
5.70%, 08/15/35	(Call 02/15/35)	225	256,181
5.85%, 08/15/45	(Call 02/15/45)	750	872,542
6.15%, 09/15/43		300	359,682
7.25%, 06/15/37		253	336,376

			10,199,798
AIRLINES — 0.16%
American Airlines Pass Through Trust
Series 2016-2, Class AA
3.20%, 12/15/29		80	76,611
Series 2016-3, Class AA
3.00%, 04/15/30		632	600,474

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
United Airlines Pass Through Trust
Series 2016-2, Class AA
2.88%, 04/07/30		$500	$473,330

			1,150,415
APPAREL — 0.12%
NIKE Inc.
3.38%, 11/01/46	(Call 05/01/46)	200	180,450
3.63%, 05/01/43	(Call 11/01/42)	300	284,325
3.88%, 11/01/45	(Call 05/01/45)	175	172,364
VF Corp.
6.45%, 11/01/37		150	189,336

			826,475
AUTO MANUFACTURERS — 0.95%
Daimler Finance North America LLC
8.50%, 01/18/31		700	1,021,188
Ford Motor Co.
4.75%, 01/15/43		1,000	923,140
5.29%, 12/08/46	(Call 06/08/46)[a]	650	638,839
6.63%, 10/01/28		16	18,484
7.40%, 11/01/46		114	144,977
7.45%, 07/16/31		650	794,397
General Motors Co.
5.00%, 04/01/35		400	401,048
5.15%, 04/01/38	(Call 10/01/37)	250	250,433
5.20%, 04/01/45		600	590,244
5.40%, 04/01/48	(Call 10/01/47)[a]	250	253,573
6.25%, 10/02/43		350	390,674
6.60%, 04/01/36	(Call 10/01/35)	750	870,472
6.75%, 04/01/46	(Call 10/01/45)	400	470,704

			6,768,173
AUTO PARTS & EQUIPMENT — 0.05%
Aptiv PLC
4.40%, 10/01/46	(Call 04/01/46)[a]	150	145,518
BorgWarner Inc.
4.38%, 03/15/45	(Call 09/15/44)	185	181,219

			326,737
BANKS — 8.23%
Bank of America Corp.
4.88%, 04/01/44		800	885,376
5.00%, 01/21/44		700	788,984
5.88%, 02/07/42		750	936,322
6.11%, 01/29/37		900	1,085,769
7.75%, 05/14/38		600	856,932

Security		Principal (000s)	Value
(3 mo. LIBOR US + 1.190%)
3.95%, 01/23/49	(Call 01/23/48)[c]	$600	$573,936
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38	(Call 04/24/37)[c]	500	508,870
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48	(Call 01/20/47)[c]	800	830,000
Series L
4.75%, 04/21/45		8	8,463
Bank of America N.A.
6.00%, 10/15/36		350	432,513
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28	(Call 07/30/28)	85	79,169
3.30%, 08/23/29	(Call 05/23/29)	250	237,620
Barclays PLC
4.84%, 05/09/28	(Call 05/07/27)	600	590,856
4.95%, 01/10/47		750	771,202
5.25%, 08/17/45		600	645,216
Citigroup Inc.
4.13%, 07/25/28		575	570,871
4.65%, 07/30/45[a]		475	508,036
4.75%, 05/18/46		700	716,821
5.30%, 05/06/44		550	609,669
5.88%, 01/30/42[a]		600	748,602
6.00%, 10/31/33		200	235,392
6.13%, 08/25/36		282	334,931
6.63%, 06/15/32		450	553,550
6.68%, 09/13/43		375	491,708
8.13%, 07/15/39		800	1,218,816
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48	(Call 04/24/47)[a,c]	325	327,727
Cooperatieve Rabobank UA
5.25%, 05/24/41		575	680,708
5.25%, 08/04/45		541	600,413
5.75%, 12/01/43		350	415,205
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a]		786	833,970
Fifth Third Bancorp.
8.25%, 03/01/38		400	583,164
First Republic Bank/CA
4.38%, 08/01/46	(Call 02/01/46)	250	246,225
Goldman Sachs Capital I
6.35%, 02/15/34[a]		475	572,209

SCHEDULE OF INVESTMENTS	57

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45	(Call 04/21/45)	$750	$798,157
4.80%, 07/08/44	(Call 01/08/44)	850	911,897
5.15%, 05/22/45		890	963,087
6.13%, 02/15/33[a]		750	903,112
6.25%, 02/01/41[a]		1,150	1,458,591
6.75%, 10/01/37		2,100	2,652,678
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29	(Call 04/23/28)[c]	1,000	976,120
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38	(Call 10/31/37)[a,c]	1,025	989,381
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35		350	417,099
HSBC Holdings PLC
5.25%, 03/14/44		800	879,648
6.10%, 01/14/42		225	289,798
6.50%, 05/02/36		900	1,111,518
6.50%, 09/15/37		800	994,624
6.80%, 06/01/38		700	900,928
7.63%, 05/17/32		300	389,091
JPMorgan Chase & Co.
4.85%, 02/01/44		550	608,712
4.95%, 06/01/45[a]		775	836,667
5.40%, 01/06/42[a]		875	1,036,219
5.50%, 10/15/40		837	996,733
5.60%, 07/15/41		846	1,023,795
5.63%, 08/16/43		475	557,731
6.40%, 05/15/38		750	980,692
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38	(Call 07/24/37)[c]	750	724,785
(3 mo. LIBOR US + 1.380%)
3.96%, 11/15/48	(Call 11/15/47)[c]	750	713,497
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48	(Call 07/24/47)[c]	709	685,532
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48	(Call 02/22/47)[c]	750	749,265
KfW
0.00%, 04/18/36[d]		700	387,926
0.00%, 06/29/37[d]		750	397,433
2.88%, 04/03/28		1,375	1,355,805
Lloyds Banking Group PLC
4.34%, 01/09/48[a]		600	569,826
5.30%, 12/01/45[a]		400	438,936

Security		Principal (000s)	Value
Morgan Stanley
4.30%, 01/27/45[a]		$1,000	$1,000,000
4.38%, 01/22/47		950	962,673
6.38%, 07/24/42		1,050	1,366,323
7.25%, 04/01/32[a]		700	927,864
Regions Financial Corp.
7.38%, 12/10/37		325	427,317
Wachovia Corp.
5.50%, 08/01/35		400	453,124
Wells Fargo & Co.
3.90%, 05/01/45[a]		900	866,565
4.40%, 06/14/46		550	540,881
4.65%, 11/04/44		1,100	1,125,278
4.75%, 12/07/46		1,000	1,035,390
4.90%, 11/17/45		1,000	1,059,720
5.38%, 02/07/35		300	348,147
5.38%, 11/02/43		975	1,093,843
5.61%, 01/15/44		1,020	1,180,079
Wells Fargo Capital X
5.95%, 12/01/86		200	219,400

			58,785,132
BEVERAGES — 2.54%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43		200	189,656
4.63%, 02/01/44		345	354,971
4.70%, 02/01/36	(Call 08/01/35)	2,250	2,364,795
4.90%, 02/01/46	(Call 08/01/45)[a]	4,000	4,266,800
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42		650	591,688
4.44%, 10/06/48	(Call 04/06/48)	833	835,499
4.95%, 01/15/42		750	808,927
8.00%, 11/15/39		136	201,855
8.20%, 01/15/39		600	900,576
Brown-Forman Corp.
4.50%, 07/15/45	(Call 01/15/45)	118	125,783
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43		271	310,013
Constellation Brands Inc.
4.10%, 02/15/48	(Call 08/15/47)	125	115,863
4.50%, 05/09/47	(Call 11/09/46)	200	199,222
Diageo Capital PLC
3.88%, 04/29/43	(Call 10/29/42)	136	135,217
5.88%, 09/30/36		350	442,043

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Diageo Investment Corp.
4.25%, 05/11/42		$450	$471,591
7.45%, 04/15/35		11	15,835
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45	(Call 05/15/45)[b]	250	245,363
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43		364	365,565
Molson Coors Brewing Co.
4.20%, 07/15/46	(Call 01/15/46)	600	562,014
5.00%, 05/01/42		650	688,382
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29		501	655,614
PepsiCo Inc.
3.45%, 10/06/46	(Call 04/06/46)[a]	605	549,624
3.60%, 08/13/42[a]		400	376,268
4.00%, 03/05/42		207	208,695
4.00%, 05/02/47	(Call 11/02/46)[a]	250	251,210
4.25%, 10/22/44	(Call 04/22/44)	350	364,991
4.45%, 04/14/46	(Call 10/14/45)	675	724,417
4.60%, 07/17/45	(Call 01/17/45)	250	272,988
4.88%, 11/01/40		200	227,440
5.50%, 01/15/40		246	302,196

			18,125,101
BIOTECHNOLOGY — 1.62%
Amgen Inc.
4.40%, 05/01/45	(Call 11/01/44)	1,200	1,190,868
4.56%, 06/15/48	(Call 12/15/47)	1,100	1,106,347
4.66%, 06/15/51	(Call 12/15/50)	1,325	1,344,530
4.95%, 10/01/41		150	162,261
5.15%, 11/15/41	(Call 05/15/41)	175	194,642
Baxalta Inc.
5.25%, 06/23/45	(Call 12/23/44)	350	378,697
Biogen Inc.
5.20%, 09/15/45	(Call 03/15/45)	700	761,453
Celgene Corp.
4.35%, 11/15/47	(Call 05/15/47)	250	235,143
4.55%, 02/20/48	(Call 08/20/47)	250	242,785
4.63%, 05/15/44	(Call 11/15/43)[a]	500	495,390
5.00%, 08/15/45	(Call 02/15/45)[a]	600	620,388
5.25%, 08/15/43		450	485,352

Security		Principal (000s)	Value
Gilead Sciences Inc.
4.00%, 09/01/36	(Call 03/01/36)	$50	$49,414
4.15%, 03/01/47	(Call 09/01/46)	800	774,688
4.50%, 02/01/45	(Call 08/01/44)	1,025	1,042,691
4.60%, 09/01/35	(Call 03/01/35)	550	584,930
4.75%, 03/01/46	(Call 09/01/45)	750	792,232
4.80%, 04/01/44	(Call 10/01/43)	550	582,874
5.65%, 12/01/41	(Call 06/01/41)	450	530,631

			11,575,316
BUILDING MATERIALS — 0.34%
Johnson Controls International PLC
4.50%, 02/15/47	(Call 08/15/46)[a]	250	258,685
4.63%, 07/02/44	(Call 01/02/44)[e]	250	263,275
4.95%, 07/02/64	(Call 01/02/64)[e]	107	111,760
5.13%, 09/14/45	(Call 03/14/45)[a]	250	281,520
6.00%, 01/15/36		100	121,242
Martin Marietta Materials Inc.
4.25%, 12/15/47	(Call 06/15/47)	300	278,646
Masco Corp.
4.50%, 05/15/47	(Call 11/15/46)	150	144,729
Owens Corning
4.30%, 07/15/47	(Call 01/15/47)	300	276,015
7.00%, 12/01/36		173	217,653
Vulcan Materials Co.
4.50%, 06/15/47	(Call 12/15/46)[a]	200	192,854
4.70%, 03/01/48	(Call 09/01/47)[b]	250	248,483

			2,394,862
CHEMICALS — 1.49%
Agrium Inc.
4.13%, 03/15/35	(Call 09/15/34)	87	84,638
4.90%, 06/01/43	(Call 12/01/42)	250	261,880
5.25%, 01/15/45	(Call 07/15/44)	254	276,123
6.13%, 01/15/41	(Call 07/15/40)	225	269,278
7.13%, 05/23/36[a]		100	129,256
Albemarle Corp.
5.45%, 12/01/44	(Call 06/01/44)	150	168,038
Dow Chemical Co. (The)
4.25%, 10/01/34	(Call 04/01/34)	425	427,809
4.38%, 11/15/42	(Call 05/15/42)	400	399,672
4.63%, 10/01/44	(Call 04/01/44)	351	361,751
5.25%, 11/15/41	(Call 05/15/41)	400	441,976
7.38%, 11/01/29		333	435,594
9.40%, 05/15/39		300	485,382

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Eastman Chemical Co.
4.65%, 10/15/44	(Call 04/15/44)	$375	$387,757
4.80%, 09/01/42	(Call 03/01/42)	208	221,387
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]		398	392,277
4.90%, 01/15/41		345	372,793
5.60%, 12/15/36		11	12,879
International Flavors & Fragrances Inc.
4.38%, 06/01/47	(Call 12/01/46)	200	199,062
Lubrizol Corp. (The)
6.50%, 10/01/34		120	154,546
LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)	401	421,487
5.25%, 07/15/43		300	330,099
LyondellBasell Industries NV
4.63%, 02/26/55	(Call 08/26/54)[a]	380	372,712
Methanex Corp.
5.65%, 12/01/44	(Call 06/01/44)	150	152,358
Monsanto Co.
3.95%, 04/15/45	(Call 10/15/44)	150	139,854
4.20%, 07/15/34	(Call 01/15/34)	250	248,875
4.40%, 07/15/44	(Call 01/15/44)[a]	475	468,754
4.65%, 11/15/43	(Call 05/15/43)	24	24,678
4.70%, 07/15/64	(Call 01/15/64)	300	296,448
Mosaic Co. (The)
5.45%, 11/15/33	(Call 05/15/33)[a]	208	221,012
5.63%, 11/15/43	(Call 05/15/43)	200	209,098
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40		350	400,074
5.88%, 12/01/36		101	117,621
Praxair Inc.
3.55%, 11/07/42	(Call 05/07/42)	300	287,328
Rohm & Haas Co.
7.85%, 07/15/29		100	134,095
RPM International Inc.
4.25%, 01/15/48	(Call 07/15/47)	150	139,127
Sherwin-Williams Co. (The)
4.00%, 12/15/42	(Call 06/15/42)	200	187,296
4.50%, 06/01/47	(Call 12/01/46)	650	649,987
Westlake Chemical Corp.
4.38%, 11/15/47	(Call 05/15/47)	105	100,767
5.00%, 08/15/46	(Call 02/15/46)	225	236,578

			10,620,346

Security		Principal (000s)	Value
COMMERCIAL SERVICES — 0.64%
California Institute of Technology
4.32%, 08/01/45		$12	$12,878
4.70%, 11/01/11		100	105,469
Cleveland Clinic Foundation (The)
4.86%, 01/01/14		200	207,934
Ecolab Inc.
3.95%, 12/01/47	(Call 06/01/47)[b]	525	502,325
5.50%, 12/08/41		41	48,427
George Washington University (The)
4.87%, 09/15/45		16	17,927
Johns Hopkins University
Series 2013
4.08%, 07/01/53		11	10,965
Massachusetts Institute of Technology
3.96%, 07/01/38		9	9,324
4.68%, 07/01/14		400	427,076
5.60%, 07/01/11		375	467,861
Moody’s Corp.
5.25%, 07/15/44[a]		250	285,492
President and Fellows of Harvard College
3.15%, 07/15/46	(Call 01/15/46)	375	338,816
3.30%, 07/15/56	(Call 01/15/56)	250	225,000
Princeton University
5.70%, 03/01/39		350	445,781
S&P Global Inc.
6.55%, 11/15/37		161	205,433
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45		9	8,398
University of Southern California
3.03%, 10/01/39		275	246,293
5.25%, 10/01/11		250	290,290
Verisk Analytics Inc.
5.50%, 06/15/45	(Call 12/15/44)	111	120,856
Western Union Co. (The)
6.20%, 11/17/36		175	183,785
William Marsh Rice University
3.57%, 05/15/45		451	434,047

			4,594,377

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
COMPUTERS — 1.71%
Apple Inc.
3.45%, 02/09/45		$750	$684,263
3.75%, 09/12/47	(Call 03/12/47)	500	476,590
3.75%, 11/13/47	(Call 05/13/47)[a]	500	476,335
3.85%, 05/04/43		750	731,895
3.85%, 08/04/46	(Call 02/04/46)	845	818,737
4.25%, 02/09/47	(Call 08/09/46)	500	515,350
4.38%, 05/13/45		750	786,067
4.45%, 05/06/44		725	770,559
4.50%, 02/23/36	(Call 08/23/35)	500	545,440
4.65%, 02/23/46	(Call 08/23/45)	1,300	1,418,469
Dell International LLC/EMC Corp.
8.10%, 07/15/36	(Call 01/15/36)[b]	600	736,008
8.35%, 07/15/46	(Call 01/15/46)[b]	850	1,075,241
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	(Call 04/15/35)	250	268,058
6.35%, 10/15/45	(Call 04/15/45)	650	684,794
HP Inc.
6.00%, 09/15/41		450	475,772
International Business Machines Corp.
4.00%, 06/20/42		425	427,597
4.70%, 02/19/46[a]		400	450,868
5.60%, 11/30/39		300	371,094
5.88%, 11/29/32		341	426,809
Seagate HDD Cayman
5.75%, 12/01/34	(Call 06/01/34)[a]	100	94,881

			12,234,827
COSMETICS & PERSONAL CARE — 0.41%
Colgate-Palmolive Co.
3.70%, 08/01/47	(Call 02/01/47)[a]	275	261,211
4.00%, 08/15/45		250	249,762
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47	(Call 09/15/46)[a]	125	128,483
4.38%, 06/15/45	(Call 12/15/44)	250	264,135
6.00%, 05/15/37		150	188,909
Procter & Gamble Co. (The)
3.50%, 10/25/47[a]		300	281,616
5.55%, 03/05/37		700	878,248
Unilever Capital Corp.
5.90%, 11/15/32		525	659,337

			2,911,701

Security		Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.11%
WW Grainger Inc.
3.75%, 05/15/46	(Call 11/15/45)	$250	$231,978
4.20%, 05/15/47	(Call 11/15/46)	150	151,386
4.60%, 06/15/45	(Call 12/15/44)	400	425,132

			808,496
DIVERSIFIED FINANCIAL SERVICES — 1.50%
American Express Co.
4.05%, 12/03/42		500	495,875
AXA Financial Inc.
7.00%, 04/01/28		14	17,135
Brookfield Finance Inc.
4.70%, 09/20/47	(Call 03/20/47)	350	340,273
CME Group Inc.
5.30%, 09/15/43	(Call 03/15/43)[a]	100	121,716
Credit Suisse USA Inc.
7.13%, 07/15/32		368	490,150
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35		4,500	4,416,345
Invesco Finance PLC
5.38%, 11/30/43		41	47,627
Jefferies Group LLC
6.25%, 01/15/36		300	330,888
6.50%, 01/20/43		150	168,221
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30		250	237,545
Legg Mason Inc.
5.63%, 01/15/44		250	267,438
Mastercard Inc.
3.80%, 11/21/46	(Call 05/21/46)[a]	150	147,102
3.95%, 02/26/48	(Call 08/26/47)	145	146,195
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	(Call 05/01/32)	150	152,261
Series C
8.00%, 03/01/32		271	381,210
Raymond James Financial Inc.
4.95%, 07/15/46		250	270,060
Visa Inc.
3.65%, 09/15/47	(Call 03/15/47)[a]	300	286,782
4.15%, 12/14/35	(Call 06/14/35)	1,000	1,053,640
4.30%, 12/14/45	(Call 06/14/45)	1,250	1,324,850

			10,695,313

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
ELECTRIC — 9.05%
AEP Transmission Co. LLC
3.75%, 12/01/47	(Call 06/01/47)[b]	$300	$288,471
4.00%, 12/01/46	(Call 06/01/46)[a]	150	150,570
Alabama Power Co.
3.75%, 03/01/45	(Call 09/01/44)	400	387,060
3.85%, 12/01/42		50	49,076
4.15%, 08/15/44	(Call 02/15/44)	302	308,889
4.30%, 01/02/46	(Call 07/02/45)[a]	300	314,652
6.00%, 03/01/39		270	338,153
6.13%, 05/15/38		200	251,112
Ameren Illinois Co.
3.70%, 12/01/47	(Call 06/01/47)	475	457,648
4.15%, 03/15/46	(Call 09/15/45)	350	361,704
Appalachian Power Co.
4.40%, 05/15/44	(Call 11/15/43)[a]	11	11,492
4.45%, 06/01/45	(Call 12/01/44)	300	315,927
7.00%, 04/01/38[a]		100	136,744
Arizona Public Service Co.
3.75%, 05/15/46	(Call 11/15/45)	275	264,206
4.50%, 04/01/42	(Call 10/01/41)	251	268,515
5.05%, 09/01/41	(Call 03/01/41)	100	113,712
Berkshire Hathaway Energy Co.
4.50%, 02/01/45	(Call 08/01/44)[a]	400	419,652
5.15%, 11/15/43	(Call 05/15/43)	370	427,968
5.95%, 05/15/37		350	436,380
6.13%, 04/01/36		1,600	2,037,376
Black Hills Corp.
4.20%, 09/15/46	(Call 03/15/46)	150	147,311
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	325	306,923
3.95%, 03/01/48	(Call 09/01/47)	140	140,444
4.50%, 04/01/44	(Call 10/01/43)	200	218,534
Cleco Corporate Holdings LLC
4.97%, 05/01/46	(Call 11/01/45)	150	151,571
CMS Energy Corp.
4.88%, 03/01/44	(Call 09/01/43)	150	164,217
Commonwealth Edison Co.
3.70%, 03/01/45	(Call 09/01/44)	200	191,052
3.80%, 10/01/42	(Call 04/01/42)	311	302,687
4.35%, 11/15/45	(Call 05/15/45)	100	105,470
4.60%, 08/15/43	(Call 02/15/43)	233	254,236
4.70%, 01/15/44	(Call 07/15/43)	261	290,498
5.90%, 03/15/36		500	621,675

Security		Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
4.30%, 12/01/56	(Call 06/01/56)[a]	$130	$132,890
5.50%, 12/01/39		200	241,514
6.30%, 08/15/37		8	10,370
3.85%, 06/15/46	(Call 12/15/45)[a]	500	487,985
3.95%, 03/01/43	(Call 09/01/42)	450	447,039
4.45%, 03/15/44	(Call 09/15/43)	476	506,892
4.50%, 12/01/45	(Call 06/01/45)	207	223,144
5.70%, 06/15/40		335	414,459
Series 05-A
5.30%, 03/01/35		100	115,366
Series 06-A
5.85%, 03/15/36		325	397,270
Series 06-B
6.20%, 06/15/36		311	394,650
Series 08-B
6.75%, 04/01/38		200	275,048
Series 12-A
4.20%, 03/15/42		8	8,208
Series 2017
3.88%, 06/15/47	(Call 12/15/46)	150	146,972
Consumers Energy Co.
3.25%, 08/15/46	(Call 02/15/46)	200	178,384
3.95%, 05/15/43	(Call 11/15/42)[a]	75	75,526
3.95%, 07/15/47	(Call 01/15/47)	250	252,552
Delmarva Power & Light Co.
4.15%, 05/15/45	(Call 11/15/44)	250	254,575
Dominion Energy Inc.
4.70%, 12/01/44	(Call 06/01/44)[a]	75	79,015
6.30%, 03/15/33[a]		275	335,382
7.00%, 06/15/38		230	303,634
Series B
5.95%, 06/15/35		375	449,370
Series C
4.05%, 09/15/42	(Call 03/15/42)	155	149,282
4.90%, 08/01/41	(Call 02/01/41)	62	66,802
Series F
5.25%, 08/01/33		475	530,010
DTE Electric Co.
3.70%, 03/15/45	(Call 09/15/44)	216	208,548
3.70%, 06/01/46	(Call 12/01/45)	385	369,939
4.30%, 07/01/44	(Call 01/01/44)	103	108,503
Series A
4.00%, 04/01/43	(Call 10/01/42)[a]	208	208,936

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
DTE Energy Co.
6.38%, 04/15/33		$135	$166,794
Duke Energy Carolinas LLC
3.70%, 12/01/47	(Call 06/01/47)	250	239,503
3.75%, 06/01/45	(Call 12/01/44)	315	303,562
3.88%, 03/15/46	(Call 09/15/45)	250	246,710
3.95%, 03/15/48	(Call 09/15/47)	250	248,480
4.00%, 09/30/42	(Call 03/30/42)	250	251,382
4.25%, 12/15/41	(Call 06/15/41)	300	313,860
5.30%, 02/15/40[a]		510	607,104
6.00%, 01/15/38		57	72,243
6.05%, 04/15/38		550	704,885
6.10%, 06/01/37		500	628,125
6.45%, 10/15/32		86	108,759
Series A
6.00%, 12/01/28		16	19,015
Duke Energy Corp.
3.75%, 09/01/46	(Call 03/01/46)[a]	400	364,032
4.80%, 12/15/45	(Call 06/15/45)	126	136,392
Duke Energy Florida LLC
3.40%, 10/01/46	(Call 04/01/46)	230	207,672
3.85%, 11/15/42	(Call 05/15/42)	280	274,190
5.65%, 04/01/40		100	124,319
6.35%, 09/15/37		100	131,976
6.40%, 06/15/38		200	266,632
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/31		200	187,050
Duke Energy Indiana LLC
3.75%, 05/15/46	(Call 11/15/45)	450	428,395
6.12%, 10/15/35		250	314,510
6.35%, 08/15/38		46	60,599
6.45%, 04/01/39		300	400,551
Duke Energy Progress LLC
3.70%, 10/15/46	(Call 04/15/46)	300	286,689
4.10%, 05/15/42	(Call 11/15/41)	300	305,439
4.10%, 03/15/43	(Call 09/15/42)	186	189,463
4.15%, 12/01/44	(Call 06/01/44)[a]	300	307,320
4.20%, 08/15/45	(Call 02/15/45)[a]	250	257,297
4.38%, 03/30/44	(Call 09/30/43)[a]	300	319,302
6.30%, 04/01/38		250	329,305

Security		Principal (000s)	Value
El Paso Electric Co.
5.00%, 12/01/44	(Call 06/01/44)	$200	$204,218
6.00%, 05/15/35		150	172,694
Emera U.S. Finance LP
4.75%, 06/15/46	(Call 12/15/45)	450	451,629
Entergy Louisiana LLC
3.05%, 06/01/31	(Call 03/01/31)[a]	150	138,579
3.25%, 04/01/28	(Call 01/01/28)	150	145,056
4.95%, 01/15/45	(Call 01/15/25)	100	101,153
Entergy Mississippi Inc.
2.85%, 06/01/28	(Call 03/01/28)[a]	250	232,840
Exelon Corp.
4.45%, 04/15/46	(Call 10/15/45)	675	687,508
4.95%, 06/15/35	(Call 12/15/34)	375	410,959
5.10%, 06/15/45	(Call 12/15/44)[a]	69	76,922
5.63%, 06/15/35[a]		300	352,512
Exelon Generation Co. LLC
5.60%, 06/15/42	(Call 12/15/41)[a]	450	470,479
5.75%, 10/01/41	(Call 04/01/41)	20	21,163
6.25%, 10/01/39		500	559,105
FirstEnergy Corp.
Series C
4.85%, 07/15/47	(Call 01/15/47)	450	471,951
7.38%, 11/15/31		450	593,028
Florida Power & Light Co.
3.70%, 12/01/47	(Call 06/01/47)	525	505,081
3.80%, 12/15/42	(Call 06/15/42)	200	196,102
4.05%, 06/01/42	(Call 12/01/41)	200	203,604
4.05%, 10/01/44	(Call 04/01/44)	400	408,008
4.13%, 02/01/42	(Call 08/01/41)	225	232,061
4.95%, 06/01/35		200	225,958
5.25%, 02/01/41	(Call 08/01/40)	200	238,572
5.65%, 02/01/37		96	117,553
5.69%, 03/01/40		124	154,945
5.95%, 02/01/38		350	445,599
Georgia Power Co.
4.30%, 03/15/42		625	640,694
4.30%, 03/15/43		21	21,254
5.40%, 06/01/40		200	231,936
5.95%, 02/01/39		114	139,429
Series 10-C
4.75%, 09/01/40		263	282,246

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Iberdrola International BV
6.75%, 07/15/36		$250	$313,955
Indiana Michigan Power Co.
6.05%, 03/15/37		105	129,910
Series K
4.55%, 03/15/46	(Call 09/15/45)	300	322,128
Interstate Power & Light Co.
3.70%, 09/15/46	(Call 03/15/46)	325	304,483
6.25%, 07/15/39		5	6,355
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42		229	245,234
Kansas City Power & Light Co.
4.20%, 03/15/48	(Call 09/15/47)	225	227,016
5.30%, 10/01/41	(Call 04/01/41)	250	288,230
Kentucky Utilities Co.
5.13%, 11/01/40	(Call 05/01/40)	314	366,391
MidAmerican Energy Co.
3.65%, 08/01/48	(Call 02/01/48)	650	615,140
4.25%, 05/01/46	(Call 11/01/45)	111	116,251
4.40%, 10/15/44	(Call 04/15/44)[a]	225	240,617
4.80%, 09/15/43	(Call 03/15/43)[a]	200	226,210
5.75%, 11/01/35		11	13,371
6.75%, 12/30/31		11	14,340
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42		350	323,092
Nevada Power Co.
6.65%, 04/01/36		100	132,326
Northern States Power Co./MN
3.40%, 08/15/42	(Call 02/15/42)	350	324,198
3.60%, 05/15/46	(Call 11/15/45)	50	47,160
4.00%, 08/15/45	(Call 02/15/45)	90	90,527
4.13%, 05/15/44	(Call 11/15/43)	7	7,185
5.35%, 11/01/39		5	5,941
6.25%, 06/01/36		106	136,559
NorthWestern Corp.
4.18%, 11/15/44	(Call 05/15/44)	161	163,059
NSTAR Electric Co.
4.40%, 03/01/44	(Call 09/01/43)	100	107,093
5.50%, 03/15/40		241	290,424
Oglethorpe Power Corp.
5.25%, 09/01/50[a]		25	26,763
5.38%, 11/01/40		175	196,378
5.95%, 11/01/39		5	5,998

Security		Principal (000s)	Value
Ohio Edison Co.
6.88%, 07/15/36		$200	$261,986
Oklahoma Gas & Electric Co.
4.15%, 04/01/47	(Call 10/01/46)	200	206,180
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	(Call 03/30/47)[a,b]	350	338,394
4.55%, 12/01/41	(Call 06/01/41)	150	162,684
5.25%, 09/30/40		305	360,129
5.30%, 06/01/42	(Call 12/01/41)	225	267,633
7.25%, 01/15/33		200	274,538
Pacific Gas & Electric Co.
3.95%, 12/01/47	(Call 06/01/47)[a,b]	300	270,081
4.00%, 12/01/46	(Call 06/01/46)[a]	350	322,588
4.25%, 03/15/46	(Call 09/15/45)	11	10,477
4.30%, 03/15/45	(Call 09/15/44)	107	102,741
4.45%, 04/15/42	(Call 10/15/41)	200	198,446
4.60%, 06/15/43	(Call 12/15/42)	13	13,109
4.75%, 02/15/44	(Call 08/15/43)	225	228,722
5.13%, 11/15/43	(Call 05/15/43)	300	321,507
5.40%, 01/15/40		275	305,844
5.80%, 03/01/37[a]		466	539,395
6.05%, 03/01/34[a]		1,250	1,463,450
6.25%, 03/01/39		400	487,152
6.35%, 02/15/38		71	86,898
PacifiCorp
4.10%, 02/01/42	(Call 08/01/41)	245	250,218
6.00%, 01/15/39		300	386,457
6.10%, 08/01/36		105	133,490
6.25%, 10/15/37		50	65,066
6.35%, 07/15/38		150	197,709
PECO Energy Co.
3.90%, 03/01/48	(Call 09/01/47)	250	248,618
4.15%, 10/01/44	(Call 04/01/44)	200	205,154
5.95%, 10/01/36		111	139,101
Potomac Electric Power Co.
4.15%, 03/15/43	(Call 09/15/42)	66	67,797
6.50%, 11/15/37		175	231,215
PPL Capital Funding Inc.
4.00%, 09/15/47	(Call 03/15/47)[a]	250	237,513
4.70%, 06/01/43	(Call 12/01/42)	400	422,164
5.00%, 03/15/44	(Call 09/15/43)	300	328,437
PPL Electric Utilities Corp.
3.95%, 06/01/47	(Call 12/01/46)	200	199,472
6.25%, 05/15/39		61	80,357

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Progress Energy Inc.
7.75%, 03/01/31		$34	$46,244
PSEG Power LLC
8.63%, 04/15/31		300	391,356
Public Service Co. of Colorado
3.60%, 09/15/42	(Call 03/15/42)	200	188,874
3.80%, 06/15/47	(Call 12/15/46)	400	389,620
4.30%, 03/15/44	(Call 09/15/43)	300	315,381
6.25%, 09/01/37[a]		60	77,939
6.50%, 08/01/38		100	133,924
Public Service Electric & Gas Co.
3.60%, 12/01/47	(Call 06/01/47)	220	207,920
3.65%, 09/01/42	(Call 03/01/42)	75	72,067
3.80%, 03/01/46	(Call 09/01/45)	225	220,601
3.95%, 05/01/42	(Call 11/01/41)	200	202,088
5.50%, 03/01/40[a]		107	130,438
5.80%, 05/01/37		100	123,162
Puget Sound Energy Inc.
4.30%, 05/20/45	(Call 11/20/44)	111	116,381
5.64%, 04/15/41	(Call 10/15/40)	235	288,415
5.76%, 10/01/39		200	246,084
5.80%, 03/15/40		56	69,976
6.27%, 03/15/37		5	6,446
San Diego Gas & Electric Co.
4.50%, 08/15/40[a]		100	109,377
6.00%, 06/01/39		163	208,668
Series RRR
3.75%, 06/01/47	(Call 12/01/46)	200	194,712
South Carolina Electric & Gas Co.
4.10%, 06/15/46	(Call 12/15/45)[a]	250	238,713
4.35%, 02/01/42	(Call 08/01/41)	100	99,153
4.50%, 06/01/64	(Call 12/01/63)	250	236,578
4.60%, 06/15/43	(Call 12/15/42)	116	118,972
5.10%, 06/01/65	(Call 12/01/64)	150	156,797
5.30%, 05/15/33[a]		5	5,487
6.05%, 01/15/38		248	295,943
Southern California Edison Co.
4.00%, 04/01/47	(Call 10/01/46)	350	350,973
4.05%, 03/15/42	(Call 09/15/41)	50	50,441
4.50%, 09/01/40	(Call 03/01/40)[a]	48	51,191
4.65%, 10/01/43	(Call 04/01/43)	350	382,056
5.50%, 03/15/40[a]		217	264,937
5.63%, 02/01/36		75	89,651

Security		Principal (000s)	Value
5.75%, 04/01/35		$105	$127,266
6.00%, 01/15/34		266	327,590
6.05%, 03/15/39		150	192,027
6.65%, 04/01/29		250	303,330
Series 05-E
5.35%, 07/15/35		300	350,370
Series 06-E
5.55%, 01/15/37		130	155,505
Series 08-A
5.95%, 02/01/38		200	251,868
Series 13-A
3.90%, 03/15/43	(Call 09/15/42)	205	202,296
Series C
3.60%, 02/01/45	(Call 08/01/44)	200	187,074
Southern Co. (The)
4.25%, 07/01/36	(Call 01/01/36)	250	250,852
4.40%, 07/01/46	(Call 01/01/46)	550	551,336
Southern Power Co.
5.15%, 09/15/41		250	269,925
Southwestern Electric Power Co.
3.90%, 04/01/45	(Call 10/01/44)	300	288,162
6.20%, 03/15/40		100	126,230
Series L
3.85%, 02/01/48	(Call 08/01/47)	100	95,570
Southwestern Public Service Co.
3.40%, 08/15/46	(Call 02/15/46)	500	450,495
3.70%, 08/15/47	(Call 02/15/47)	250	238,463
4.50%, 08/15/41	(Call 02/15/41)	100	107,106
Tampa Electric Co.
4.10%, 06/15/42	(Call 12/15/41)	75	72,716
4.35%, 05/15/44	(Call 11/15/43)	150	151,232
Toledo Edison Co. (The)
6.15%, 05/15/37		200	247,848
TransAlta Corp.
6.50%, 03/15/40		100	98,853
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	250	248,428
8.45%, 03/15/39		111	172,666
Virginia Electric & Power Co.
4.00%, 01/15/43	(Call 07/15/42)	116	115,046
4.20%, 05/15/45	(Call 11/15/44)	7	7,175
4.45%, 02/15/44	(Call 08/15/43)	300	319,572
8.88%, 11/15/38		300	492,960

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
6.00%, 05/15/37		$395	$494,895
Series B
6.00%, 01/15/36		250	310,325
Series D
4.65%, 08/15/43	(Call 02/15/43)[a]	71	77,514
Westar Energy Inc.
4.10%, 04/01/43	(Call 10/01/42)	105	106,659
4.13%, 03/01/42	(Call 09/01/41)	300	304,179
4.25%, 12/01/45	(Call 06/01/45)	200	207,996
Wisconsin Power & Light Co.
6.38%, 08/15/37		140	181,476
Wisconsin Public Service Corp.
4.75%, 11/01/44	(Call 05/01/44)	205	230,240
Xcel Energy Inc.
6.50%, 07/01/36		50	64,991

			64,702,440
ELECTRONICS — 0.35%
Corning Inc.
4.38%, 11/15/57	(Call 05/15/57)	350	328,825
4.75%, 03/15/42		200	212,322
5.75%, 08/15/40		200	234,186
Fortive Corp.
4.30%, 06/15/46	(Call 12/15/45)	225	227,018
Honeywell International Inc.
3.81%, 11/21/47	(Call 05/21/47)[a]	661	645,691
Koninklijke Philips NV
5.00%, 03/15/42[a]		519	574,357
Tyco Electronics Group SA
7.13%, 10/01/37		200	275,740

			2,498,139
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
4.38%, 05/08/42		357	367,653

			367,653
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
3.90%, 03/01/35	(Call 09/01/34)	250	249,993
4.10%, 03/01/45	(Call 09/01/44)	433	430,670
7.00%, 07/15/28		18	22,630

			703,293

Security		Principal (000s)	Value
FOOD — 1.47%
Ahold Finance USA LLC
6.88%, 05/01/29		$11	$13,199
Campbell Soup Co.
3.80%, 08/02/42		6	5,345
Conagra Brands Inc.
7.00%, 10/01/28		150	180,459
8.25%, 09/15/30		200	267,938
General Mills Inc.
4.15%, 02/15/43	(Call 08/15/42)	5	4,827
5.40%, 06/15/40		401	458,207
Hershey Co. (The)
3.38%, 08/15/46	(Call 02/15/46)	100	89,120
JM Smucker Co. (The)
4.25%, 03/15/35		500	503,535
4.38%, 03/15/45		100	99,459
Kellogg Co.
4.50%, 04/01/46		175	173,703
Series B
7.45%, 04/01/31		275	353,064
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40		500	564,410
Kraft Heinz Foods Co.
4.38%, 06/01/46	(Call 12/01/45)	1,310	1,197,026
5.00%, 07/15/35	(Call 01/15/35)	350	364,161
5.00%, 06/04/42		900	895,320
5.20%, 07/15/45	(Call 01/15/45)	700	713,237
6.50%, 02/09/40		400	474,988
6.88%, 01/26/39		300	369,435
Kroger Co. (The)
3.88%, 10/15/46	(Call 04/15/46)	250	216,008
4.45%, 02/01/47	(Call 08/01/46)[a]	225	211,253
5.00%, 04/15/42	(Call 10/15/41)	100	101,096
5.15%, 08/01/43	(Call 02/01/43)	250	258,035
5.40%, 07/15/40	(Call 01/15/40)	200	211,956
6.90%, 04/15/38		350	435,232
7.50%, 04/01/31		250	315,685
McCormick & Co. Inc./MD
4.20%, 08/15/47	(Call 02/15/47)	200	197,976
Mondelez International Inc.
6.50%, 02/09/40		222	278,108
Sysco Corp.
4.50%, 04/01/46	(Call 10/01/45)	226	231,203
4.85%, 10/01/45	(Call 04/01/45)	100	107,502
5.38%, 09/21/35		258	292,827

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Tyson Foods Inc.
4.88%, 08/15/34	(Call 02/15/34)	$376	$403,918
5.15%, 08/15/44	(Call 02/15/44)	445	492,570

			10,480,802
FOREST PRODUCTS & PAPER — 0.44%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	(Call 05/02/47)[b]	200	204,104
Georgia-Pacific LLC
7.75%, 11/15/29		500	681,585
8.88%, 05/15/31		14	20,936
International Paper Co.
4.35%, 08/15/48	(Call 02/15/48)	276	269,221
4.40%, 08/15/47	(Call 02/15/47)	750	737,190
4.80%, 06/15/44	(Call 12/15/43)	200	208,800
5.00%, 09/15/35	(Call 03/15/35)	50	54,314
5.15%, 05/15/46	(Call 11/15/45)	150	164,187
6.00%, 11/15/41	(Call 05/15/41)[a]	325	387,185
7.30%, 11/15/39		330	443,032

			3,170,554
GAS — 0.83%
Atmos Energy Corp.
4.13%, 10/15/44	(Call 04/15/44)	500	508,780
4.15%, 01/15/43	(Call 07/15/42)	100	101,641
5.50%, 06/15/41	(Call 12/15/40)	5	5,988
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	(Call 03/01/47)[a]	165	162,053
5.85%, 01/15/41	(Call 07/15/40)	100	121,703
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44	(Call 06/15/44)[a]	225	233,123
4.80%, 11/01/43	(Call 05/01/43)	115	121,223
KeySpan Corp.
5.80%, 04/01/35		180	212,503
NiSource Inc.
4.80%, 02/15/44	(Call 08/15/43)	615	664,225
5.25%, 02/15/43	(Call 08/15/42)[a]	225	254,938
5.65%, 02/01/45	(Call 08/01/44)	276	330,148
5.95%, 06/15/41	(Call 12/15/40)	200	242,698
ONE Gas Inc.
4.66%, 02/01/44	(Call 08/01/43)[a]	225	245,327
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43	(Call 02/01/43)	153	163,191

Security		Principal (000s)	Value
Sempra Energy
3.80%, 02/01/38	(Call 08/01/37)	$635	$602,291
4.00%, 02/01/48	(Call 08/01/47)	450	421,290
6.00%, 10/15/39		250	309,010
Southern California Gas Co.
3.75%, 09/15/42	(Call 03/15/42)	5	4,885
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	(Call 04/01/46)	450	418,360
4.40%, 06/01/43	(Call 12/01/42)	6	6,044
4.40%, 05/30/47	(Call 11/30/46)	90	90,531
5.88%, 03/15/41	(Call 09/15/40)	450	533,124
Southwest Gas Corp.
3.80%, 09/29/46	(Call 03/29/46)	200	190,050

			5,943,126
HAND & MACHINE TOOLS — 0.06%
Snap-On Inc.
4.10%, 03/01/48	(Call 09/01/47)	195	195,478
Stanley Black & Decker Inc.
5.20%, 09/01/40		200	223,840

			419,318
HEALTH CARE – PRODUCTS — 1.52%
Abbott Laboratories
4.75%, 11/30/36	(Call 05/30/36)	950	1,015,531
4.75%, 04/15/43	(Call 10/15/42)	350	371,518
4.90%, 11/30/46	(Call 05/30/46)	850	918,025
5.30%, 05/27/40		550	617,325
6.00%, 04/01/39		450	545,755
Baxter International Inc.
3.50%, 08/15/46	(Call 02/15/46)	200	173,708
Becton Dickinson and Co.
4.67%, 06/06/47	(Call 12/06/46)[a]	600	598,152
4.69%, 12/15/44	(Call 06/15/44)[a]	500	501,525
5.00%, 11/12/40		100	104,391
Boston Scientific Corp.
7.00%, 11/15/35		100	129,196
7.38%, 01/15/40		200	267,448
Danaher Corp.
4.38%, 09/15/45	(Call 03/15/45)	100	106,151
Medtronic Inc.
4.38%, 03/15/35		1,000	1,055,220
4.50%, 03/15/42	(Call 09/15/41)	86	90,205
4.63%, 03/15/44	(Call 09/15/43)	350	380,992
4.63%, 03/15/45		1,800	1,954,656

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.55%, 03/15/40		$250	$299,453
6.50%, 03/15/39		100	132,034
Stryker Corp.
4.10%, 04/01/43	(Call 10/01/42)	250	243,943
4.38%, 05/15/44	(Call 11/15/43)	100	100,911
4.63%, 03/15/46	(Call 09/15/45)	450	477,526
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	(Call 02/15/47)[a]	400	384,464
5.30%, 02/01/44	(Call 08/01/43)[a]	150	170,930
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	(Call 02/15/45)	50	47,208
5.75%, 11/30/39		150	168,473

			10,854,740
HEALTH CARE – SERVICES — 2.01%
Aetna Inc.
3.88%, 08/15/47	(Call 02/15/47)	385	340,941
4.13%, 11/15/42	(Call 05/15/42)	200	187,560
4.50%, 05/15/42	(Call 11/15/41)	250	244,998
4.75%, 03/15/44	(Call 09/15/43)	225	231,190
6.63%, 06/15/36		200	251,878
6.75%, 12/15/37[a]		185	239,446
Anthem Inc.
4.38%, 12/01/47	(Call 06/01/47)[a]	750	732,937
4.55%, 03/01/48		250	249,455
4.63%, 05/15/42		400	404,656
4.65%, 01/15/43		300	306,582
4.65%, 08/15/44	(Call 02/15/44)	200	204,314
5.10%, 01/15/44		375	404,340
Ascension Health
3.95%, 11/15/46		508	505,379
4.85%, 11/15/53		11	12,149
Baylor Scott & White Holdings
3.97%, 11/15/46	(Call 05/15/46)	250	245,080
4.19%, 11/15/45	(Call 05/15/45)	16	16,415
Catholic Health Initiatives
4.35%, 11/01/42		400	365,856
Cigna Corp.
3.88%, 10/15/47	(Call 04/15/47)[a]	425	377,757
Dignity Health
4.50%, 11/01/42		100	93,592
5.27%, 11/01/64		100	99,944

Security		Principal (000s)	Value
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	$200	$203,918
4.80%, 03/15/47	(Call 09/15/46)	175	182,880
4.95%, 10/01/44	(Call 04/01/44)	275	291,181
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46		60	58,252
Kaiser Foundation Hospitals
4.15%, 05/01/47	(Call 11/01/46)	650	665,749
4.88%, 04/01/42[a]		300	340,794
Laboratory Corp. of America Holdings
4.70%, 02/01/45	(Call 08/01/44)	398	398,410
Mayo Clinic
Series 2013
4.00%, 11/15/47		11	10,621
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52		25	24,873
Series 2015
4.20%, 07/01/55		550	559,443
New York and Presbyterian Hospital (The)
4.02%, 08/01/45		21	20,733
4.06%, 08/01/56		350	341,575
Northwell Healthcare Inc.
3.98%, 11/01/46	(Call 11/01/45)	400	372,136
Providence St Joseph Health Obligated Group
Series I
3.74%, 10/01/47		250	229,690
Quest Diagnostics Inc.
4.70%, 03/30/45	(Call 09/30/44)	22	22,345
Texas Health Resources
4.33%, 11/15/55		9	9,048
UnitedHealth Group Inc.
3.75%, 10/15/47	(Call 04/15/47)	350	328,604
3.95%, 10/15/42	(Call 04/15/42)	7	6,823
4.20%, 01/15/47	(Call 07/15/46)[a]	250	253,213
4.25%, 03/15/43	(Call 09/15/42)	350	358,568
4.25%, 04/15/47	(Call 10/15/46)[a]	276	284,145
4.38%, 03/15/42	(Call 09/15/41)	550	572,550
4.63%, 07/15/35		200	217,884
4.63%, 11/15/41	(Call 05/15/41)	100	107,181

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.75%, 07/15/45		$825	$910,313
5.70%, 10/15/40	(Call 04/15/40)	100	123,005
5.80%, 03/15/36		525	648,133
5.95%, 02/15/41	(Call 08/15/40)	300	379,584
6.50%, 06/15/37[a]		100	132,512
6.63%, 11/15/37		111	147,787
6.88%, 02/15/38		500	684,550

			14,400,969
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.50%, 06/01/46	(Call 12/01/45)	100	99,036

			99,036
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
3.20%, 07/30/46	(Call 01/30/46)	150	130,702
3.90%, 05/04/47	(Call 11/04/46)[a]	250	246,967
5.30%, 03/01/41		6	7,107
6.63%, 08/01/37		275	371,715

			756,491
HOUSEWARES — 0.15%
Newell Brands Inc.
5.38%, 04/01/36	(Call 10/01/35)	350	372,131
5.50%, 04/01/46	(Call 10/01/45)	650	688,382

			1,060,513
INSURANCE — 3.35%
ACE Capital Trust II
9.70%, 04/01/30		100	146,464
Aflac Inc.
4.00%, 10/15/46	(Call 04/15/46)[a]	250	241,280
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	150	155,972
Allstate Corp. (The)
4.20%, 12/15/46	(Call 06/15/46)	45	45,641
4.50%, 06/15/43		500	531,490
5.35%, 06/01/33		68	76,952
5.55%, 05/09/35		326	382,196
5.95%, 04/01/36		50	61,347
American Financial Group Inc./OH
4.50%, 06/15/47	(Call 12/15/46)	200	197,988
American International Group Inc.
3.88%, 01/15/35	(Call 07/15/34)	575	542,938
4.38%, 01/15/55	(Call 07/15/54)	350	326,956

Security		Principal (000s)	Value
4.50%, 07/16/44	(Call 01/16/44)	$725	$719,961
4.70%, 07/10/35	(Call 01/10/35)	500	519,210
4.80%, 07/10/45	(Call 01/10/45)	250	259,810
6.25%, 05/01/36		400	486,024
Aon PLC
4.60%, 06/14/44	(Call 03/14/44)	400	412,208
4.75%, 05/15/45	(Call 11/15/44)	246	259,085
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		500	557,790
Assurant Inc.
6.75%, 02/15/34		200	238,632
AXA SA
8.60%, 12/15/30		650	903,773
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]		118	123,951
4.40%, 05/15/42		325	344,883
5.75%, 01/15/40		200	250,228
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]		525	568,034
Brighthouse Financial Inc.
4.70%, 06/22/47	(Call 12/22/46)[a,b]	500	466,105
Chubb Corp. (The)
6.00%, 05/11/37		485	612,245
Chubb INA Holdings Inc.
4.15%, 03/13/43		350	359,439
4.35%, 11/03/45	(Call 05/03/45)	600	636,402
Cincinnati Financial Corp.
6.92%, 05/15/28		11	13,630
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44		200	199,774
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[a]		14	14,066
5.95%, 10/15/36[a]		200	240,398
6.10%, 10/01/41		200	249,376
Lincoln National Corp.
6.15%, 04/07/36		175	210,093
6.30%, 10/09/37		16	19,597
7.00%, 06/15/40		300	405,201
Loews Corp.
4.13%, 05/15/43	(Call 11/15/42)	200	197,386
6.00%, 02/01/35		150	182,039

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Manulife Financial Corp.
5.38%, 03/04/46[a]		$300	$351,297
Markel Corp.
4.30%, 11/01/47	(Call 05/01/47)	100	95,753
5.00%, 04/05/46		150	159,495
Marsh & McLennan Companies Inc.
4.20%, 03/01/48		185	184,604
4.35%, 01/30/47	(Call 07/30/46)[a]	172	176,303
5.88%, 08/01/33		150	181,665
MetLife Inc.
4.05%, 03/01/45		450	436,972
4.13%, 08/13/42		400	396,104
4.60%, 05/13/46	(Call 11/13/45)[a]	350	368,721
4.72%, 12/15/44		450	484,164
4.88%, 11/13/43		400	436,812
5.70%, 06/15/35		450	545,166
6.40%, 12/15/66	(Call 12/15/31)	545	614,422
6.50%, 12/15/32		450	569,250
10.75%, 08/01/69	(Call 08/01/34)	16	25,902
Principal Financial Group Inc.
4.35%, 05/15/43		450	453,519
4.63%, 09/15/42		5	5,152
6.05%, 10/15/36		166	203,264
Progressive Corp. (The)
3.70%, 01/26/45		100	95,096
4.13%, 04/15/47	(Call 10/15/46)	476	480,051
4.35%, 04/25/44		136	142,125
6.25%, 12/01/32		100	124,973
Prudential Financial Inc.
3.91%, 12/07/47	(Call 06/07/47)[b]	700	662,186
3.94%, 12/07/49	(Call 06/07/49)[b]	455	431,850
4.60%, 05/15/44		300	317,967
5.70%, 12/14/36		300	362,745
6.63%, 06/21/40		5	6,679
Sompo International Holdings Ltd.
7.00%, 07/15/34		175	213,743
Transatlantic Holdings Inc.
8.00%, 11/30/39		150	197,874
Travelers Companies Inc. (The)
3.75%, 05/15/46	(Call 11/15/45)	350	336,472
4.00%, 05/30/47	(Call 11/30/46)[a]	275	275,116
4.05%, 03/07/48		210	208,664
4.30%, 08/25/45	(Call 02/25/45)	175	182,798

Security		Principal (000s)	Value
4.60%, 08/01/43		$66	$71,944
5.35%, 11/01/40		200	240,512
6.25%, 06/15/37		500	649,525
6.75%, 06/20/36		50	67,423
Travelers Property Casualty Corp.
6.38%, 03/15/33		110	137,999
Unum Group
5.75%, 08/15/42		250	294,273
Voya Financial Inc.
4.80%, 06/15/46		100	103,430
5.70%, 07/15/43		200	232,318
WR Berkley Corp.
4.75%, 08/01/44		50	51,219
XLIT Ltd.
5.50%, 03/31/45		226	240,638

			23,974,749
INTERNET — 0.87%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	(Call 06/06/37)[a]	300	286,653
4.20%, 12/06/47	(Call 06/06/47)[a]	800	762,856
4.50%, 11/28/34	(Call 05/28/34)	600	623,220
Amazon.com Inc.
4.05%, 08/22/47	(Call 02/22/47)[b]	1,150	1,142,916
4.25%, 08/22/57	(Call 02/22/57)[b]	1,225	1,224,706
4.80%, 12/05/34	(Call 06/05/34)	860	950,575
4.95%, 12/05/44	(Call 06/05/44)	810	917,916
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)[a]	325	289,104

			6,197,946
IRON & STEEL — 0.49%
Nucor Corp.
5.20%, 08/01/43	(Call 02/01/43)[a]	199	228,538
6.40%, 12/01/37		286	364,784
Vale Overseas Ltd.
6.88%, 11/21/36[a]		1,000	1,203,280
6.88%, 11/10/39		525	636,337
8.25%, 01/17/34		255	331,321
Vale SA
5.63%, 09/11/42		705	759,736

			3,523,996
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45	(Call 01/28/45)[a]	150	154,131

			154,131

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MACHINERY — 0.46%
Caterpillar Inc.
3.80%, 08/15/42[a]		$810	$804,840
4.30%, 05/15/44	(Call 11/15/43)	200	216,366
4.75%, 05/15/64	(Call 11/15/63)[a]	225	250,731
5.20%, 05/27/41		425	508,177
5.30%, 09/15/35		11	12,979
6.05%, 08/15/36		111	141,807
Cummins Inc.
4.88%, 10/01/43	(Call 04/01/43)	150	167,764
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)[a]	600	612,366
5.38%, 10/16/29		200	233,766
7.13%, 03/03/31		111	148,352
Xylem Inc./NY
4.38%, 11/01/46	(Call 05/01/46)	200	201,796

			3,298,944
MANUFACTURING — 1.47%
3M Co.
3.13%, 09/19/46	(Call 03/19/46)	200	175,470
3.63%, 10/15/47	(Call 04/15/47)	355	340,157
3.88%, 06/15/44		150	150,039
5.70%, 03/15/37		150	188,505
Crane Co.
4.20%, 03/15/48	(Call 09/15/47)	45	44,142
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)	300	348,018
Eaton Corp.
4.00%, 11/02/32		800	793,288
4.15%, 11/02/42		100	98,595
General Electric Co.
4.13%, 10/09/42		650	607,230
4.50%, 03/11/44[a]		1,000	990,050
5.88%, 01/14/38[a]		1,200	1,405,368
6.15%, 08/07/37[a]		600	715,956
6.88%, 01/10/39		700	908,712
Series A
6.75%, 03/15/32		1,100	1,366,002
Illinois Tool Works Inc.
3.90%, 09/01/42	(Call 03/01/42)	450	453,789
4.88%, 09/15/41	(Call 03/15/41)	350	399,245

Security		Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48	(Call 08/21/47)	$250	$250,325
5.75%, 06/15/43		236	284,404
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44	(Call 05/01/44)	150	157,625
Parker-Hannifin Corp.
4.10%, 03/01/47	(Call 09/01/46)	400	405,712
4.20%, 11/21/34	(Call 05/21/34)	100	103,886
4.45%, 11/21/44	(Call 05/21/44)	200	213,940
Series A
6.25%, 05/15/38		100	128,834

			10,529,292
MEDIA — 4.88%
21st Century Fox America Inc.
4.75%, 09/15/44	(Call 03/15/44)	350	376,274
4.95%, 10/15/45	(Call 04/15/45)	200	222,360
5.40%, 10/01/43		300	351,135
6.15%, 03/01/37		400	498,688
6.15%, 02/15/41		750	946,192
6.20%, 12/15/34		500	619,520
6.40%, 12/15/35		302	381,964
6.55%, 03/15/33		300	378,189
6.65%, 11/15/37		300	392,952
6.90%, 08/15/39		11	14,808
7.75%, 12/01/45		350	533,778
7.85%, 03/01/39		200	292,142
8.15%, 10/17/36		100	146,671
CBS Corp.
4.60%, 01/15/45	(Call 07/15/44)	200	194,460
4.85%, 07/01/42	(Call 01/01/42)	250	249,280
4.90%, 08/15/44	(Call 02/15/44)	175	179,305
5.50%, 05/15/33		350	377,202
5.90%, 10/15/40	(Call 04/15/40)	150	171,873
7.88%, 07/30/30		350	461,093
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47	(Call 11/01/46)	700	691,593
6.38%, 10/23/35	(Call 04/23/35)	1,175	1,324,002
6.48%, 10/23/45	(Call 04/23/45)	1,400	1,574,272
6.83%, 10/23/55	(Call 04/23/55)[a]	250	290,413

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Comcast Corp.
3.20%, 07/15/36	(Call 01/15/36)	$850	$744,600
3.40%, 07/15/46	(Call 01/15/46)	400	342,480
3.90%, 03/01/38	(Call 09/01/37)	250	238,828
3.97%, 11/01/47	(Call 05/01/47)	936	874,851
4.00%, 11/01/49	(Call 05/01/49)	860	799,783
4.05%, 11/01/52	(Call 05/01/52)[a]	350	326,795
4.20%, 08/15/34	(Call 02/15/34)	850	853,247
4.25%, 01/15/33		900	921,186
4.40%, 08/15/35	(Call 02/15/35)	500	508,430
4.50%, 01/15/43		500	507,760
4.60%, 08/15/45	(Call 02/15/45)	885	917,046
4.65%, 07/15/42		660	685,390
4.75%, 03/01/44		600	633,606
5.65%, 06/15/35		111	130,634
6.40%, 05/15/38		47	59,566
6.50%, 11/15/35		475	610,517
7.05%, 03/15/33		161	209,748
Discovery Communications LLC
4.88%, 04/01/43		225	214,250
4.95%, 05/15/42		175	166,385
5.00%, 09/20/37	(Call 03/20/37)	460	459,149
5.20%, 09/20/47	(Call 03/20/47)[a]	650	645,931
6.35%, 06/01/40		500	563,415
Grupo Televisa SAB
5.00%, 05/13/45	(Call 11/13/44)	450	428,985
6.13%, 01/31/46	(Call 07/31/45)[a]	400	445,576
6.63%, 01/15/40		300	350,649
NBCUniversal Media LLC
4.45%, 01/15/43		500	504,310
5.95%, 04/01/41		700	851,795
Thomson Reuters Corp.
5.50%, 08/15/35		150	162,810
5.65%, 11/23/43	(Call 05/23/43)	125	144,250
5.85%, 04/15/40[a]		350	404,579
Time Warner Cable LLC
4.50%, 09/15/42	(Call 03/15/42)	650	574,444
5.50%, 09/01/41	(Call 03/01/41)	300	303,462
5.88%, 11/15/40	(Call 05/15/40)	650	690,189
6.55%, 05/01/37		350	396,676
6.75%, 06/15/39		675	775,271
7.30%, 07/01/38		650	785,343

Security		Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 07/15/33		$450	$597,177
Time Warner Inc.
4.65%, 06/01/44	(Call 12/01/43)	300	293,442
4.85%, 07/15/45	(Call 01/15/45)	250	251,595
4.90%, 06/15/42		400	404,380
5.35%, 12/15/43		325	348,075
5.38%, 10/15/41		250	267,630
6.10%, 07/15/40		350	405,146
6.25%, 03/29/41		200	237,918
Viacom Inc.
4.38%, 03/15/43		350	314,814
5.25%, 04/01/44	(Call 10/01/43)	200	203,186
5.85%, 09/01/43	(Call 03/01/43)	450	492,777
6.88%, 04/30/36		500	594,270
Walt Disney Co. (The)
3.00%, 07/30/46		125	106,318
3.70%, 12/01/42		325	315,503
4.13%, 06/01/44[a]		300	311,034
4.38%, 08/16/41		250	266,175
7.00%, 03/01/32		200	268,458
Series E
4.13%, 12/01/41		300	309,597

			34,887,597
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.90%, 01/15/43	(Call 07/15/42)	166	163,017
4.38%, 06/15/45	(Call 12/15/44)	11	11,654

			174,671
MINING — 1.25%
Barrick Gold Corp.
5.25%, 04/01/42		300	333,492
Barrick North America Finance LLC
5.70%, 05/30/41		450	524,263
5.75%, 05/01/43		355	420,753
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		400	469,712
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42		600	615,828
5.00%, 09/30/43		875	1,008,000
Goldcorp Inc.
5.45%, 06/09/44	(Call 12/09/43)	161	180,159

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Newmont Mining Corp.
4.88%, 03/15/42	(Call 09/15/41)[a]	$365	$386,053
5.88%, 04/01/35[a]		125	145,314
6.25%, 10/01/39		400	489,376
Rio Tinto Alcan Inc.
5.75%, 06/01/35		11	13,294
6.13%, 12/15/33		11	13,630
7.25%, 03/15/31		275	351,838
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40		600	701,328
7.13%, 07/15/28		200	256,968
Rio Tinto Finance USA PLC
4.13%, 08/21/42	(Call 02/21/42)	338	344,980
4.75%, 03/22/42	(Call 09/22/41)[a]	330	364,944
Southern Copper Corp.
5.25%, 11/08/42		600	638,394
5.88%, 04/23/45		450	516,919
6.75%, 04/16/40		500	625,850
7.50%, 07/27/35		300	391,959
Vale Canada Ltd.
7.20%, 09/15/32		100	113,705

			8,906,759
OFFICE & BUSINESS EQUIPMENT — 0.02%
Xerox Corp.
6.75%, 12/15/39[a]		150	160,761

			160,761
OIL & GAS — 6.95%
Anadarko Finance Co.
7.50%, 05/01/31		425	535,819
Anadarko Petroleum Corp.
4.50%, 07/15/44	(Call 01/15/44)	325	311,961
6.20%, 03/15/40		500	588,570
6.45%, 09/15/36		550	659,576
6.60%, 03/15/46	(Call 09/15/45)[a]	545	680,394
Apache Corp.
4.25%, 01/15/44	(Call 07/15/43)	340	313,888
4.75%, 04/15/43	(Call 10/15/42)	750	740,497
5.10%, 09/01/40	(Call 03/01/40)	450	462,852
6.00%, 01/15/37		600	680,142
BP Capital Markets PLC
3.72%, 11/28/28	(Call 08/28/28)[a]	350	351,715

Security		Principal (000s)	Value
Burlington Resources Finance Co.
7.20%, 08/15/31		$300	$388,989
7.40%, 12/01/31		300	393,615
Canadian Natural Resources Ltd.
4.95%, 06/01/47	(Call 12/01/46)	500	521,585
5.85%, 02/01/35		150	170,300
6.25%, 03/15/38		450	543,344
6.45%, 06/30/33		200	239,884
7.20%, 01/15/32		300	376,677
Cenovus Energy Inc.
5.25%, 06/15/37	(Call 12/15/36)	650	650,682
5.40%, 06/15/47	(Call 12/15/46)	725	727,661
6.75%, 11/15/39		250	286,505
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44[a]		600	645,258
Concho Resources Inc.
4.88%, 10/01/47	(Call 04/01/47)	250	259,160
Conoco Funding Co.
7.25%, 10/15/31		300	397,827
ConocoPhillips
5.90%, 10/15/32		13	15,529
6.50%, 02/01/39		750	979,980
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36		350	429,086
ConocoPhillips Co.
4.15%, 11/15/34	(Call 05/15/34)	350	353,297
4.30%, 11/15/44	(Call 05/15/44)	600	617,400
5.95%, 03/15/46	(Call 09/15/45)[a]	175	220,794
ConocoPhillips Holding Co.
6.95%, 04/15/29		850	1,084,141
Devon Energy Corp.
4.75%, 05/15/42	(Call 11/15/41)[a]	750	755,497
5.00%, 06/15/45	(Call 12/15/44)	450	470,277
5.60%, 07/15/41	(Call 01/15/41)	425	475,069
7.95%, 04/15/32		80	107,434
Devon Financing Co. LLC
7.88%, 09/30/31		50	66,331
Ecopetrol SA
5.88%, 05/28/45		550	551,881
7.38%, 09/18/43		450	536,202
Encana Corp.
6.50%, 08/15/34		500	596,215
6.50%, 02/01/38		550	663,063

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
EOG Resources Inc.
3.90%, 04/01/35	(Call 10/01/34)	$300	$296,520
Exxon Mobil Corp.
3.57%, 03/06/45	(Call 09/06/44)	250	237,333
4.11%, 03/01/46	(Call 09/01/45)[a]	1,175	1,224,984
Hess Corp.
5.60%, 02/15/41		500	514,170
5.80%, 04/01/47	(Call 10/01/46)[a]	350	369,450
6.00%, 01/15/40		200	211,608
7.13%, 03/15/33		225	271,517
7.30%, 08/15/31		500	608,085
Kerr-McGee Corp.
7.88%, 09/15/31		14	18,165
Marathon Oil Corp.
5.20%, 06/01/45	(Call 12/01/44)	200	210,024
6.60%, 10/01/37		475	572,370
6.80%, 03/15/32		26	31,014
Marathon Petroleum Corp.
4.75%, 09/15/44	(Call 03/15/44)	400	392,924
5.00%, 09/15/54	(Call 03/15/54)	200	195,222
6.50%, 03/01/41	(Call 09/01/40)[a]	400	486,076
Nexen Energy ULC
6.40%, 05/15/37		600	744,198
7.50%, 07/30/39		400	562,192
7.88%, 03/15/32		160	219,029
Noble Energy Inc.
5.05%, 11/15/44	(Call 05/15/44)	300	310,935
5.25%, 11/15/43	(Call 05/15/43)	500	532,240
6.00%, 03/01/41	(Call 09/01/40)	500	576,460
Occidental Petroleum Corp.
4.10%, 02/15/47	(Call 08/15/46)[a]	400	396,468
4.40%, 04/15/46	(Call 10/15/45)	365	379,199
4.63%, 06/15/45	(Call 12/15/44)	450	476,591
Petroleos Mexicanos
5.50%, 06/27/44		1,150	1,031,734
5.63%, 01/23/46		1,250	1,121,650
6.38%, 01/23/45		1,300	1,264,679
6.50%, 06/02/41		1,300	1,287,013
6.63%, 06/15/35		1,400	1,450,722
6.63%, 06/15/38		300	304,545
6.75%, 09/21/47		1,450	1,473,765
6.75%, 09/21/47[b]		300	305,373

Security		Principal (000s)	Value
Phillips 66
4.65%, 11/15/34	(Call 05/15/34)	$550	$576,345
4.88%, 11/15/44	(Call 05/15/44)	860	904,582
5.88%, 05/01/42		240	285,562
Shell International Finance BV
3.75%, 09/12/46		670	638,255
4.00%, 05/10/46		1,225	1,209,957
4.13%, 05/11/35		565	582,628
4.38%, 05/11/45		1,100	1,156,661
4.55%, 08/12/43		800	858,608
5.50%, 03/25/40		300	361,506
6.38%, 12/15/38		650	859,222
Statoil ASA
3.95%, 05/15/43		500	495,055
4.25%, 11/23/41		100	103,331
4.80%, 11/08/43[a]		300	337,557
5.10%, 08/17/40		230	265,903
Suncor Energy Inc.
4.00%, 11/15/47	(Call 05/15/47)	85	81,971
5.35%, 07/15/33		125	141,070
5.95%, 12/01/34		150	182,091
5.95%, 05/15/35		11	13,345
6.50%, 06/15/38		400	515,980
6.80%, 05/15/38		750	994,170
6.85%, 06/01/39		575	772,737
Tosco Corp.
8.13%, 02/15/30		61	83,884
Valero Energy Corp.
4.90%, 03/15/45		350	371,679
6.63%, 06/15/37		575	716,157
7.50%, 04/15/32		200	261,538

			49,695,146
OIL & GAS SERVICES — 0.60%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40[a]		515	568,004
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
4.08%, 12/15/47	(Call 06/15/47)	355	333,395
Halliburton Co.
4.50%, 11/15/41	(Call 05/15/41)	350	351,869
4.75%, 08/01/43	(Call 02/01/43)	500	519,715
4.85%, 11/15/35	(Call 05/15/35)	775	830,164
5.00%, 11/15/45	(Call 05/15/45)	675	729,061

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
6.70%, 09/15/38[a]		$21	$27,169
7.45%, 09/15/39		375	515,377
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)	500	434,345

			4,309,099
PACKAGING & CONTAINERS — 0.08%
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	128	145,395
WestRock MWV LLC
7.95%, 02/15/31		11	14,858
8.20%, 01/15/30		300	406,497

			566,750
PHARMACEUTICALS — 4.56%
AbbVie Inc.
4.30%, 05/14/36	(Call 11/14/35)	850	851,479
4.40%, 11/06/42		950	942,105
4.45%, 05/14/46	(Call 11/14/45)	800	798,208
4.50%, 05/14/35	(Call 11/14/34)	800	823,416
4.70%, 05/14/45	(Call 11/14/44)	1,000	1,032,990
Allergan Funding SCS
4.55%, 03/15/35	(Call 09/15/34)	1,450	1,446,215
4.75%, 03/15/45	(Call 09/15/44)	445	442,121
4.85%, 06/15/44	(Call 12/15/43)	450	455,967
AmerisourceBergen Corp.
4.25%, 03/01/45	(Call 09/01/44)	250	233,533
4.30%, 12/15/47	(Call 06/15/47)	250	234,460
AstraZeneca PLC
4.00%, 09/18/42		425	405,323
4.38%, 11/16/45		775	784,253
6.45%, 09/15/37		700	895,986
Bristol-Myers Squibb Co.
3.25%, 08/01/42[a]		49	44,037
4.50%, 03/01/44	(Call 09/01/43)	330	357,248
Cardinal Health Inc.
4.37%, 06/15/47	(Call 12/15/46)[a]	250	235,453
4.50%, 11/15/44	(Call 05/15/44)	200	191,612
4.60%, 03/15/43		400	392,420
CVS Health Corp.
4.88%, 07/20/35	(Call 01/20/35)	600	621,696
5.13%, 07/20/45	(Call 01/20/45)	1,550	1,619,672
5.30%, 12/05/43	(Call 06/05/43)	173	185,589

Security		Principal (000s)	Value
Eli Lilly & Co.
3.70%, 03/01/45	(Call 09/01/44)	$475	$458,541
3.95%, 05/15/47	(Call 11/15/46)	305	307,681
5.55%, 03/15/37		166	202,771
Express Scripts Holding Co.
4.80%, 07/15/46	(Call 01/15/46)[a]	350	350,532
6.13%, 11/15/41[a]		350	406,613
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43		305	317,136
5.38%, 04/15/34		200	232,914
6.38%, 05/15/38		1,150	1,526,636
Johnson & Johnson
3.50%, 01/15/48	(Call 07/15/47)	650	612,553
3.55%, 03/01/36	(Call 09/01/35)	800	787,552
3.70%, 03/01/46	(Call 09/01/45)	825	806,611
3.75%, 03/03/47	(Call 09/03/46)	450	443,165
4.38%, 12/05/33	(Call 06/05/33)	550	596,959
4.50%, 09/01/40		450	500,004
4.50%, 12/05/43	(Call 06/05/43)[a]	300	331,167
4.85%, 05/15/41		11	12,620
4.95%, 05/15/33		261	302,358
5.85%, 07/15/38		213	274,727
5.95%, 08/15/37		200	259,784
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	153	155,219
5.90%, 11/01/39		250	296,103
Merck & Co. Inc.
3.60%, 09/15/42	(Call 03/15/42)	11	10,513
3.70%, 02/10/45	(Call 08/10/44)	1,100	1,069,123
4.15%, 05/18/43		900	935,109
Mylan Inc.
5.40%, 11/29/43	(Call 05/29/43)	300	311,181
Mylan NV
5.25%, 06/15/46	(Call 12/15/45)[a]	410	414,084
Novartis Capital Corp.
3.70%, 09/21/42		125	120,701
4.00%, 11/20/45	(Call 05/20/45)[a]	850	866,507
4.40%, 05/06/44		600	650,130
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	(Call 06/15/44)	162	159,576
Pfizer Inc.
4.00%, 12/15/36		260	267,722
4.13%, 12/15/46[a]		530	545,704

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.30%, 06/15/43		$300	$314,364
4.40%, 05/15/44		550	586,482
5.60%, 09/15/40[a]		100	121,199
7.20%, 03/15/39		1,015	1,473,658
Pharmacia LLC
6.60%, 12/01/28		500	631,570
Wyeth LLC
5.95%, 04/01/37		925	1,176,452
6.00%, 02/15/36		21	26,392
6.50%, 02/01/34		43	55,921
Zoetis Inc.
3.95%, 09/12/47	(Call 03/12/47)	170	161,201
4.70%, 02/01/43	(Call 08/01/42)	490	519,856

			32,592,874
PIPELINES — 4.11%
Buckeye Partners LP
5.60%, 10/15/44	(Call 04/15/44)	100	101,370
5.85%, 11/15/43	(Call 05/15/43)	200	210,666
Columbia Pipeline Group Inc.
5.80%, 06/01/45	(Call 12/01/44)	175	203,007
Enable Midstream Partners LP
5.00%, 05/15/44	(Call 11/15/43)	125	118,739
Enbridge Energy Partners LP
5.50%, 09/15/40	(Call 03/15/40)	200	212,028
Series B
7.50%, 04/15/38		300	381,384
Enbridge Inc.
4.50%, 06/10/44	(Call 12/10/43)	200	195,242
5.50%, 12/01/46	(Call 05/29/46)[a]	250	281,750
Energy Transfer LP
4.90%, 03/15/35	(Call 09/15/34)	170	162,804
5.15%, 02/01/43	(Call 08/01/42)	200	188,854
5.15%, 03/15/45	(Call 09/15/44)	400	375,732
5.30%, 04/15/47	(Call 10/15/46)	600	581,106
6.05%, 06/01/41	(Call 12/01/40)	50	52,606
6.13%, 12/15/45	(Call 06/15/45)	410	437,085
6.50%, 02/01/42	(Call 08/01/41)	600	662,472
6.63%, 10/15/36		135	151,523
7.50%, 07/01/38		375	455,636
EnLink Midstream Partners LP
5.05%, 04/01/45	(Call 10/01/44)	150	142,077
5.45%, 06/01/47	(Call 12/01/46)	300	300,327
5.60%, 04/01/44	(Call 10/01/43)	100	100,614

Security		Principal (000s)	Value
Enterprise Products Operating LLC
4.25%, 02/15/48	(Call 08/15/47)	$250	$239,970
4.45%, 02/15/43	(Call 08/15/42)	525	519,613
4.85%, 08/15/42	(Call 02/15/42)	325	339,092
4.85%, 03/15/44	(Call 09/15/43)	550	575,564
4.90%, 05/15/46	(Call 11/15/45)	600	633,480
4.95%, 10/15/54	(Call 04/15/54)	200	207,986
5.10%, 02/15/45	(Call 08/15/44)	550	595,270
5.70%, 02/15/42		200	232,812
5.95%, 02/01/41		250	294,598
6.13%, 10/15/39		145	174,902
7.55%, 04/15/38		150	201,426
Series D
6.88%, 03/01/33		200	251,776
Series H
6.65%, 10/15/34		111	138,232
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	(Call 05/01/42)	250	235,260
5.00%, 08/15/42	(Call 02/15/42)	250	244,515
5.00%, 03/01/43	(Call 09/01/42)	100	97,813
5.40%, 09/01/44	(Call 03/01/44)	210	213,908
5.50%, 03/01/44	(Call 09/01/43)	400	412,864
5.80%, 03/15/35		650	707,525
6.38%, 03/01/41		230	261,526
6.55%, 09/15/40		100	115,285
6.95%, 01/15/38		800	973,832
7.30%, 08/15/33		36	43,949
7.40%, 03/15/31		118	142,347
7.50%, 11/15/40		300	378,888
7.75%, 03/15/32		100	124,176
Kinder Morgan Inc./DE
5.05%, 02/15/46	(Call 08/15/45)	405	398,508
5.20%, 03/01/48	(Call 09/01/47)	250	251,298
5.30%, 12/01/34	(Call 06/01/34)	275	282,136
5.55%, 06/01/45	(Call 12/01/44)	850	892,661
7.75%, 01/15/32		325	413,816
Magellan Midstream Partners LP
4.20%, 10/03/47	(Call 04/03/47)	130	125,184
4.25%, 09/15/46	(Call 03/15/46)[a]	250	242,390
5.15%, 10/15/43	(Call 04/15/43)	250	272,860
MPLX LP
4.50%, 04/15/38	(Call 10/15/37)	750	730,432
4.70%, 04/15/48	(Call 10/15/47)	750	726,607
5.20%, 03/01/47	(Call 09/01/46)[a]	350	364,196

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
ONEOK Inc.
4.95%, 07/13/47	(Call 01/06/47)	$350	$354,574
ONEOK Partners LP
6.13%, 02/01/41	(Call 08/01/40)	225	259,605
6.20%, 09/15/43	(Call 03/15/43)	25	29,384
6.65%, 10/01/36		400	480,952
6.85%, 10/15/37		300	368,655
Phillips 66 Partners LP
4.90%, 10/01/46	(Call 04/01/46)[a]	450	453,541
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	250	226,938
4.90%, 02/15/45	(Call 08/15/44)	200	187,452
5.15%, 06/01/42	(Call 12/01/41)	350	335,598
6.65%, 01/15/37		275	313,987
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	(Call 09/15/27)	400	392,344
Spectra Energy Partners LP
4.50%, 03/15/45	(Call 09/15/44)	300	293,598
5.95%, 09/25/43	(Call 03/25/43)	150	175,908
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43	(Call 07/15/42)	250	231,463
5.30%, 04/01/44	(Call 10/01/43)	250	242,365
5.40%, 10/01/47	(Call 04/01/47)	500	489,585
6.10%, 02/15/42		175	186,037
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		275	327,852
Texas Eastern Transmission LP
7.00%, 07/15/32		200	249,324
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)[a]	700	742,161
5.00%, 10/16/43	(Call 04/16/43)[a]	310	343,734
5.60%, 03/31/34		300	344,472
5.85%, 03/15/36		100	120,152
6.10%, 06/01/40		174	216,637
6.20%, 10/15/37		300	373,728
7.25%, 08/15/38		300	410,901
7.63%, 01/15/39[a]		450	639,418
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42	(Call 02/01/42)	350	345,695
5.40%, 08/15/41	(Call 02/15/41)	26	29,265

Security		Principal (000s)	Value
Western Gas Partners LP
5.45%, 04/01/44	(Call 10/01/43)	$300	$306,933
Williams Partners LP
4.90%, 01/15/45	(Call 07/15/44)	225	226,350
5.10%, 09/15/45	(Call 03/15/45)	550	568,645
5.40%, 03/04/44	(Call 09/04/43)	275	293,747
5.80%, 11/15/43	(Call 05/15/43)	50	56,746
6.30%, 04/15/40		335	396,087

			29,385,552
REAL ESTATE INVESTMENT TRUSTS — 0.59%
AvalonBay Communities Inc.
3.90%, 10/15/46	(Call 04/15/46)	200	190,040
4.15%, 07/01/47	(Call 01/01/47)[a]	150	148,765
ERP Operating LP
4.50%, 07/01/44	(Call 01/01/44)	100	104,257
4.50%, 06/01/45	(Call 12/01/44)	325	339,066
Essex Portfolio LP
4.50%, 03/15/48		150	150,801
Federal Realty Investment Trust
4.50%, 12/01/44	(Call 06/01/44)	267	275,755
HCP Inc.
6.75%, 02/01/41	(Call 08/01/40)	155	197,053
Kilroy Realty LP
4.25%, 08/15/29	(Call 05/15/29)	14	13,900
Kimco Realty Corp.
4.25%, 04/01/45	(Call 10/01/44)	300	283,293
4.45%, 09/01/47	(Call 03/01/47)	250	240,302
Realty Income Corp.
4.65%, 03/15/47	(Call 09/15/46)	250	260,655
Regency Centers LP
4.40%, 02/01/47	(Call 08/01/46)	200	195,404
Simon Property Group LP
4.25%, 10/01/44	(Call 04/01/44)[a]	14	13,955
4.25%, 11/30/46	(Call 05/30/46)	80	79,790
4.75%, 03/15/42	(Call 09/15/41)[a]	235	250,531
6.75%, 02/01/40	(Call 11/01/39)	385	512,701
Ventas Realty LP
4.38%, 02/01/45	(Call 08/01/44)	147	142,611
5.70%, 09/30/43	(Call 03/30/43)	11	12,819
Welltower Inc.
6.50%, 03/15/41	(Call 09/15/40)	200	251,736
Weyerhaeuser Co.
7.38%, 03/15/32		400	525,996

			4,189,430

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
RETAIL — 2.54%
Bed Bath & Beyond Inc.
4.92%, 08/01/34	(Call 02/01/34)	$200	$174,366
5.17%, 08/01/44	(Call 02/01/44)[a]	289	243,445
Darden Restaurants Inc.
4.55%, 02/15/48	(Call 08/15/47)	75	73,959
Home Depot Inc. (The)
3.50%, 09/15/56	(Call 03/15/56)	550	486,277
4.20%, 04/01/43	(Call 10/01/42)	171	176,202
4.25%, 04/01/46	(Call 10/01/45)	600	620,730
4.40%, 03/15/45	(Call 09/15/44)	700	740,131
4.88%, 02/15/44	(Call 08/15/43)	600	675,252
5.40%, 09/15/40	(Call 03/15/40)	21	25,135
5.88%, 12/16/36		900	1,148,499
5.95%, 04/01/41	(Call 10/01/40)	700	896,266
Kohl’s Corp.
5.55%, 07/17/45	(Call 01/17/45)	100	98,165
Lowe’s Companies Inc.
3.70%, 04/15/46	(Call 10/15/45)	300	277,584
4.05%, 05/03/47	(Call 11/03/46)	700	685,804
4.25%, 09/15/44	(Call 03/15/44)	300	302,994
4.38%, 09/15/45	(Call 03/15/45)[a]	450	463,698
4.65%, 04/15/42	(Call 10/15/41)	300	322,260
Macy’s Retail Holdings Inc.
4.50%, 12/15/34	(Call 06/15/34)	125	109,048
6.90%, 04/01/29		150	158,774
McDonald’s Corp.
3.63%, 05/01/43		11	9,970
3.70%, 02/15/42		250	229,828
4.45%, 03/01/47	(Call 09/01/46)[a]	75	76,817
4.60%, 05/26/45	(Call 11/26/44)	250	261,255
4.70%, 12/09/35	(Call 06/09/35)	900	963,171
4.88%, 07/15/40		6	6,526
4.88%, 12/09/45	(Call 06/09/45)	650	707,297
5.70%, 02/01/39		275	330,132
6.30%, 10/15/37		300	382,377
6.30%, 03/01/38		225	287,735
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)	150	144,777
6.95%, 03/15/28		175	184,004
QVC Inc.
5.45%, 08/15/34	(Call 02/15/34)[a]	175	166,999

Security		Principal (000s)	Value
Starbucks Corp.
3.75%, 12/01/47	(Call 06/01/47)[a]	$100	$94,776
4.30%, 06/15/45	(Call 12/15/44)	100	103,947
Target Corp.
3.63%, 04/15/46		500	457,045
3.90%, 11/15/47	(Call 05/15/47)	600	574,080
4.00%, 07/01/42[a]		700	686,602
Walgreen Co.
4.40%, 09/15/42[a]		125	117,799
Walgreens Boots Alliance Inc.
4.50%, 11/18/34	(Call 05/18/34)	150	148,125
4.65%, 06/01/46	(Call 12/01/45)[a]	350	341,218
4.80%, 11/18/44	(Call 05/18/44)	450	448,834
Walmart Inc.
3.63%, 12/15/47	(Call 06/15/47)	1,000	970,890
4.00%, 04/11/43	(Call 10/11/42)	650	669,656
4.30%, 04/22/44	(Call 10/22/43)[a]	750	806,835
5.63%, 04/15/41		1,000	1,281,620

			18,130,904
SEMICONDUCTORS — 0.75%
Analog Devices Inc.
5.30%, 12/15/45	(Call 06/15/45)	200	228,952
Applied Materials Inc.
4.35%, 04/01/47	(Call 10/01/46)[a]	195	203,295
5.10%, 10/01/35	(Call 04/01/35)	350	404,009
5.85%, 06/15/41		400	501,416
Intel Corp.
3.73%, 12/08/47	(Call 06/08/47)[b]	1,725	1,654,292
4.00%, 12/15/32		300	313,008
4.10%, 05/19/46	(Call 11/19/45)	750	765,998
QUALCOMM Inc.
4.30%, 05/20/47	(Call 11/20/46)	350	325,759
4.65%, 05/20/35	(Call 11/20/34)	500	506,145
4.80%, 05/20/45	(Call 11/20/44)	450	451,413

			5,354,287
SOFTWARE — 3.08%
Fidelity National Information Services Inc.
4.50%, 08/15/46	(Call 02/15/46)	250	246,175
Microsoft Corp.
3.45%, 08/08/36	(Call 02/08/36)	1,250	1,212,425
3.50%, 02/12/35	(Call 08/12/34)	975	956,260
3.50%, 11/15/42		500	476,040

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
3.70%, 08/08/46	(Call 02/08/46)	$1,500	$1,458,870
3.75%, 05/01/43	(Call 11/01/42)	400	394,956
3.75%, 02/12/45	(Call 08/12/44)	450	442,220
3.95%, 08/08/56	(Call 02/08/56)	650	648,473
4.00%, 02/12/55	(Call 08/12/54)	825	824,720
4.10%, 02/06/37	(Call 08/06/36)	455	478,451
4.20%, 11/03/35	(Call 05/03/35)	400	426,372
4.45%, 11/03/45	(Call 05/03/45)	1,000	1,096,830
4.50%, 10/01/40		415	455,753
4.50%, 02/06/57	(Call 08/06/56)	1,000	1,094,680
4.75%, 11/03/55	(Call 05/03/55)	600	683,700
4.88%, 12/15/43	(Call 06/15/43)	300	345,465
5.20%, 06/01/39		322	383,711
5.30%, 02/08/41		750	910,605
Series 30Y
4.25%, 02/06/47	(Call 08/06/46)	760	810,798
Oracle Corp.
3.25%, 05/15/30	(Call 02/15/30)[a]	300	287,529
3.80%, 11/15/37	(Call 05/15/37)	250	247,000
3.85%, 07/15/36	(Call 01/15/36)[a]	750	749,093
3.90%, 05/15/35	(Call 11/15/34)	900	904,113
4.00%, 07/15/46	(Call 01/15/46)[a]	1,000	986,280
4.00%, 11/15/47	(Call 05/15/47)	900	890,460
4.13%, 05/15/45	(Call 11/15/44)	950	956,697
4.30%, 07/08/34	(Call 01/08/34)	925	974,543
4.38%, 05/15/55	(Call 11/15/54)	379	393,743
4.50%, 07/08/44	(Call 01/08/44)[a]	550	586,086
5.38%, 07/15/40		875	1,057,446
6.13%, 07/08/39		400	523,176
6.50%, 04/15/38		65	88,031

			21,990,701
TELECOMMUNICATIONS — 7.58%
America Movil SAB de CV
4.38%, 07/16/42[a]		643	647,417
6.13%, 11/15/37		125	149,380
6.13%, 03/30/40		900	1,084,266
6.38%, 03/01/35		265	320,907
AT&T Inc.
4.30%, 12/15/42	(Call 06/15/42)	800	728,552
4.35%, 06/15/45	(Call 12/15/44)	800	717,000
4.50%, 05/15/35	(Call 11/15/34)	1,100	1,062,105
4.50%, 03/09/48	(Call 09/09/47)	1,250	1,138,813
4.55%, 03/09/49	(Call 09/09/48)[a]	1,300	1,188,395

Security		Principal (000s)	Value
4.75%, 05/15/46	(Call 11/15/45)	$1,800	$1,700,514
4.80%, 06/15/44	(Call 12/15/43)	1,200	1,148,220
4.90%, 08/14/37	(Call 02/14/37)	2,150	2,154,579
5.15%, 03/15/42		666	673,046
5.15%, 11/15/46	(Call 05/15/46)[b]	1,250	1,250,462
5.15%, 02/14/50	(Call 08/14/49)	1,500	1,495,515
5.25%, 03/01/37	(Call 09/01/36)	750	777,083
5.30%, 08/14/58	(Call 02/14/58)	1,000	998,180
5.35%, 09/01/40		650	669,682
5.45%, 03/01/47	(Call 09/01/46)	1,200	1,250,712
5.65%, 02/15/47	(Call 08/15/46)	950	1,013,565
5.70%, 03/01/57	(Call 09/01/56)	600	640,116
6.00%, 08/15/40	(Call 05/15/40)	359	398,551
6.35%, 03/15/40		325	377,224
6.38%, 03/01/41		500	583,430
British Telecommunications PLC
9.13%, 12/15/30		1,000	1,451,040
Cisco Systems Inc.
5.50%, 01/15/40		750	934,530
5.90%, 02/15/39		800	1,039,904
Deutsche Telekom International Finance BV
8.75%, 06/15/30		1,500	2,144,055
9.25%, 06/01/32		219	337,262
Juniper Networks Inc.
5.95%, 03/15/41[a]		200	207,876
Koninklijke KPN NV
8.38%, 10/01/30		450	597,672
Motorola Solutions Inc.
5.50%, 09/01/44		200	199,006
Orange SA
5.38%, 01/13/42		400	462,064
5.50%, 02/06/44	(Call 08/06/43)	425	494,789
9.00%, 03/01/31		900	1,323,954
Rogers Communications Inc.
4.30%, 02/15/48	(Call 08/15/47)	400	395,752
4.50%, 03/15/43	(Call 09/15/42)	150	152,102
5.00%, 03/15/44	(Call 09/15/43)	425	465,426
5.45%, 10/01/43	(Call 04/01/43)	21	24,279
7.50%, 08/15/38		200	272,632
Telefonica Emisiones SAU
4.67%, 03/06/38		210	210,076
5.21%, 03/08/47[a]		1,200	1,258,092
7.05%, 06/20/36		600	763,674

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Telefonica Europe BV
8.25%, 09/15/30		$250	$341,688
Verizon Communications Inc.
3.85%, 11/01/42	(Call 05/01/42)	801	697,206
4.13%, 08/15/46		495	442,010
4.27%, 01/15/36		1,250	1,199,363
4.40%, 11/01/34	(Call 05/01/34)	1,450	1,422,218
4.50%, 08/10/33		250	251,363
4.52%, 09/15/48[a]		2,000	1,890,080
4.67%, 03/15/55		2,000	1,868,300
4.75%, 11/01/41		515	514,238
4.81%, 03/15/39		1,100	1,107,667
4.86%, 08/21/46		1,875	1,867,537
5.01%, 04/15/49		1,850	1,876,288
5.01%, 08/21/54		2,150	2,117,083
5.50%, 03/16/47		780	853,546
6.55%, 09/15/43		700	876,519
Vodafone Group PLC
4.38%, 02/19/43		950	910,689
6.15%, 02/27/37		250	299,450
6.25%, 11/30/32		325	381,924
7.88%, 02/15/30		250	328,055

			54,147,123
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
5.10%, 05/15/44	(Call 11/15/43)	151	149,002
6.35%, 03/15/40		200	231,106

			380,108
TRANSPORTATION — 2.89%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46	(Call 02/01/46)	390	381,958
4.05%, 06/15/48	(Call 12/15/47)	250	250,050
4.15%, 04/01/45	(Call 10/01/44)	625	632,787
4.38%, 09/01/42	(Call 03/01/42)	250	261,827
4.40%, 03/15/42	(Call 09/15/41)	500	523,570
4.45%, 03/15/43	(Call 09/15/42)	11	11,639
4.55%, 09/01/44	(Call 03/01/44)	500	534,405
4.70%, 09/01/45	(Call 03/01/45)	275	301,183
4.90%, 04/01/44	(Call 10/01/43)	200	225,032
4.95%, 09/15/41	(Call 03/15/41)	114	127,766
5.05%, 03/01/41	(Call 09/01/40)	56	63,511
5.15%, 09/01/43	(Call 03/01/43)[a]	173	199,377
5.40%, 06/01/41	(Call 12/01/40)	375	442,455

Security		Principal (000s)	Value
5.75%, 05/01/40	(Call 11/01/39)	$300	$367,878
6.15%, 05/01/37		245	311,179
6.20%, 08/15/36		300	382,506
Canadian National Railway Co.
3.20%, 08/02/46	(Call 02/02/46)	250	223,330
3.65%, 02/03/48	(Call 08/03/47)	100	95,824
6.20%, 06/01/36		50	64,469
6.25%, 08/01/34		111	143,651
6.38%, 11/15/37		175	233,571
6.90%, 07/15/28[a]		300	382,176
Canadian Pacific Railway Co.
4.80%, 09/15/35	(Call 03/15/35)	197	217,303
4.80%, 08/01/45	(Call 02/01/45)[a]	100	111,388
5.95%, 05/15/37		16	19,906
6.13%, 09/15/15	(Call 03/15/15)	200	245,402
7.13%, 10/15/31		650	845,975
CSX Corp.
3.80%, 11/01/46	(Call 05/01/46)	250	228,367
3.95%, 05/01/50	(Call 11/01/49)	250	229,330
4.10%, 03/15/44	(Call 09/15/43)	275	263,868
4.25%, 11/01/66	(Call 05/01/66)	300	273,813
4.30%, 03/01/48	(Call 09/01/47)	250	246,957
4.40%, 03/01/43	(Call 09/01/42)	200	200,882
4.50%, 08/01/54	(Call 02/01/54)	400	391,852
4.75%, 05/30/42	(Call 11/30/41)	250	262,490
5.50%, 04/15/41	(Call 10/15/40)	70	80,371
6.00%, 10/01/36		450	547,785
6.15%, 05/01/37		105	129,876
6.22%, 04/30/40		105	131,207
FedEx Corp.
3.88%, 08/01/42		500	468,000
3.90%, 02/01/35		300	289,086
4.05%, 02/15/48	(Call 08/15/47)	500	470,985
4.10%, 04/15/43		152	145,149
4.10%, 02/01/45		350	332,864
4.55%, 04/01/46	(Call 10/01/45)	500	508,680
4.75%, 11/15/45	(Call 05/15/45)	450	469,372
4.90%, 01/15/34		200	214,902
5.10%, 01/15/44		301	329,526
Kansas City Southern
4.30%, 05/15/43	(Call 11/15/42)	100	98,438
4.95%, 08/15/45	(Call 02/15/45)[a]	200	214,742

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Norfolk Southern Corp.
3.94%, 11/01/47	(Call 05/01/47)[b]	$200	$193,182
3.95%, 10/01/42	(Call 04/01/42)	40	38,697
4.05%, 08/15/52	(Call 02/15/52)[b]	250	238,837
4.15%, 02/28/48	(Call 08/28/47)	500	494,190
4.45%, 06/15/45	(Call 12/15/44)	175	181,365
4.65%, 01/15/46	(Call 07/15/45)	50	53,391
4.84%, 10/01/41		400	438,460
Union Pacific Corp.
3.35%, 08/15/46	(Call 02/15/46)	150	135,240
3.38%, 02/01/35	(Call 08/01/34)	200	189,826
3.60%, 09/15/37	(Call 03/15/37)	445	429,946
3.88%, 02/01/55	(Call 08/01/54)	400	377,796
4.00%, 04/15/47	(Call 10/15/46)[a]	350	352,051
4.05%, 11/15/45	(Call 05/15/45)	225	227,646
4.05%, 03/01/46	(Call 09/01/45)	200	203,850
4.15%, 01/15/45	(Call 07/15/44)	75	76,825
4.30%, 06/15/42	(Call 12/15/41)	450	468,535
4.38%, 11/15/65	(Call 05/15/65)	96	97,658
4.75%, 09/15/41	(Call 03/15/41)	158	174,838
4.82%, 02/01/44	(Call 08/01/43)	220	246,748
6.63%, 02/01/29		250	313,485
United Parcel Service Inc.
3.40%, 11/15/46	(Call 05/15/46)	110	98,757
3.63%, 10/01/42[a]		105	99,589
4.88%, 11/15/40	(Call 05/15/40)	330	371,082
6.20%, 01/15/38		810	1,053,931

			20,684,585
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44	(Call 09/15/43)[a]	150	163,545

			163,545
WATER — 0.21%
American Water Capital Corp.
3.75%, 09/01/47	(Call 03/01/47)	200	192,434
4.00%, 12/01/46	(Call 06/01/46)	95	95,245
4.30%, 12/01/42	(Call 06/01/42)	16	16,672
4.30%, 09/01/45	(Call 03/01/45)[a]	500	524,815
6.59%, 10/15/37		239	320,203
United Utilities PLC
6.88%, 08/15/28		200	240,492

Security		Principal (000s)	Value
Veolia Environnement SA
6.75%, 06/01/38		$100	$129,094

			1,518,955

TOTAL CORPORATE BONDS & NOTES
(Cost: $626,714,209)			615,061,723

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.24%

CANADA — 0.16%
Hydro-Quebec
9.50%, 11/15/30		200	307,040
Province of Quebec Canada
7.50%, 09/15/29[a]		600	822,954

			1,129,994
CHILE — 0.10%
Chile Government International Bond
3.63%, 10/30/42		250	234,688
3.86%, 06/21/47[a]		500	475,280

			709,968
COLOMBIA — 0.68%
Colombia Government International Bond
5.00%, 06/15/45	(Call 12/15/44)[a]	1,200	1,195,068
5.63%, 02/26/44	(Call 08/26/43)	1,050	1,135,753
6.13%, 01/18/41[a]		1,000	1,141,320
7.38%, 09/18/37[a]		700	894,047
10.38%, 01/28/33[a]		300	473,946

			4,840,134
HUNGARY — 0.11%
Hungary Government International Bond
7.63%, 03/29/41[a]		550	798,067

			798,067
INDONESIA — 0.11%
Indonesia Government International Bond
4.35%, 01/11/48[a]		800	760,064

			760,064
ISRAEL — 0.17%
Israel Government International Bond
4.13%, 01/17/48		400	387,056
4.50%, 01/30/43		800	820,744

			1,207,800

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
ITALY — 0.13%
Republic of Italy Government International Bond
5.38%, 06/15/33	$850	$971,185

		971,185
MEXICO — 1.44%
Mexico Government International Bond
4.35%, 01/15/47[a]	900	817,884
4.60%, 01/23/46	1,000	936,230
4.60%, 02/10/48[a]	750	704,213
4.75%, 03/08/44	2,000	1,923,240
5.55%, 01/21/45	1,250	1,341,987
5.75%, 10/12/10	900	908,550
6.05%, 01/11/40	1,100	1,237,599
6.75%, 09/27/34	875	1,084,396
7.50%, 04/08/33	427	563,593
8.30%, 08/15/31	500	755,380

		10,273,072
PANAMA — 0.36%
Panama Government International Bond
4.50%, 05/15/47[a]	800	816,448
6.70%, 01/26/36[a]	700	891,079
9.38%, 04/01/29	600	878,250

		2,585,777
PERU — 0.43%
Peruvian Government International Bond
5.63%, 11/18/50[a]	975	1,169,113
6.55%, 03/14/37[a]	600	774,516
8.75%, 11/21/33[a]	750	1,132,740

		3,076,369
PHILIPPINES — 0.88%
Philippine Government International Bond
3.70%, 02/02/42	800	752,128
3.95%, 01/20/40[a]	1,000	978,540
5.00%, 01/13/37	800	892,928
6.38%, 01/15/32	700	866,544
6.38%, 10/23/34[a]	700	887,376
7.75%, 01/14/31	900	1,221,138
9.50%, 02/02/30	450	675,094

		6,273,748

Security	Principal (000s)	Value
SOUTH KOREA — 0.07%
Korea International Bond
4.13%, 06/10/44[a]	$500	$541,060

		541,060
SUPRANATIONAL — 0.23%
Asian Development Bank
5.82%, 06/16/28	310	374,185
European Investment Bank
4.88%, 02/15/36	300	369,603
Inter-American Development Bank
3.20%, 08/07/42	100	97,000
3.88%, 10/28/41	250	271,080
4.38%, 01/24/44	250	291,670
International Bank for Reconstruction & Development
4.75%, 02/15/35	200	243,614

		1,647,152
URUGUAY — 0.37%
Uruguay Government International Bond
4.13%, 11/20/45	300	283,809
5.10%, 06/18/50[a]	1,600	1,668,336
7.63%, 03/21/36[a]	500	689,985

		2,642,130

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $39,135,665)		37,456,520

MUNICIPAL DEBT OBLIGATIONS — 6.29%

CALIFORNIA — 2.24%
Alameda County Joint Powers Authority RB BAB
Series A
7.05%, 12/01/44	135	193,400
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	400	554,092
Series S-1
7.04%, 04/01/50	700	1,045,716
Series S-3
6.91%, 10/01/50	100	146,858

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	$220	$312,508
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	250	311,508
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	436,365
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	300	360,972
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	200	293,272
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	350	507,931
Series D
6.57%, 07/01/45	200	283,694
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	750	918,517
Series RY
6.76%, 07/01/34	390	518,969
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H
6.55%, 05/15/48	450	602,356
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	200	262,428
San Diego County Water Authority Financing Corp. RB BAB
Series B
6.14%, 05/01/49	300	402,225

Security		Principal (000s)	Value
State of California GO BAB
7.30%, 10/01/39		$800	$1,152,632
7.35%, 11/01/39		550	798,044
7.50%, 04/01/34		1,000	1,429,300
7.55%, 04/01/39		1,400	2,108,722
7.60%, 11/01/40		550	846,840
7.63%, 03/01/40		300	452,277
7.95%, 03/01/36	(Call 03/01/20)	750	826,920
University of California RB
Series AD
4.86%, 05/15/12		450	466,709
University of California RB BAB
5.77%, 05/15/43		200	250,812
5.95%, 05/15/45		400	504,768

			15,987,835
CONNECTICUT — 0.03%
State of Connecticut GO
Series A
5.85%, 03/15/32[a]		200	233,814

			233,814
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14		200	215,310

			215,310
GEORGIA — 0.16%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57		350	427,955
Project P, Series 2010-A
7.06%, 04/01/57		600	696,834

			1,124,789
ILLINOIS — 0.79%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40		600	785,952
Series B
6.90%, 12/01/40		225	294,732
Chicago Transit Authority RB BAB
Series B
6.20%, 12/01/40		120	149,041

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
County of Cook IL GO BAB
6.23%, 11/15/34	$200	$246,158
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	150	183,501
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	350	434,028
State of Illinois GO
5.10%, 06/01/33[a]	3,400	3,203,990
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	300	314,859

		5,612,261
KANSAS — 0.02%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	150	161,699

		161,699
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	189,369

		189,369
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	251,628

		251,628
MASSACHUSETTS — 0.21%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	269,352
Series E
5.46%, 12/01/39	450	544,734
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	240	298,498

Security		Principal (000s)	Value
Massachusetts School Building Authority RB BAB
Series B
5.72%, 08/15/39		$300	$364,194

			1,476,778
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45		120	176,707

			176,707
NEW JERSEY — 0.56%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	675	831,614
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41		725	1,028,782
Series F
7.41%, 01/01/40[a]		750	1,098,930
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28		700	783,804
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		200	233,654

			3,976,784
NEW YORK — 0.96%
City of New York NY GO BAB
Series C-1
5.52%, 10/01/37		185	223,254
Series F1
6.27%, 12/01/37		325	427,892
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39		225	303,476
Series A
5.87%, 11/15/39		300	368,742
Series E
6.81%, 11/15/40		200	273,478

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37		$200	$241,782
5.57%, 11/01/38		250	302,523
New York City Water & Sewer System RB BAB
5.44%, 06/15/43		275	339,790
5.75%, 06/15/41		275	352,753
5.88%, 06/15/44		300	393,531
6.01%, 06/15/42		200	265,710
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		350	417,007
Port Authority of New York & New Jersey RB
4.93%, 10/01/51		850	981,359
Series 174
4.46%, 10/01/62		835	897,717
Series 182
5.31%, 08/01/46	(Call 08/01/24)	700	763,609
Series 192
4.81%, 10/15/65		300	338,964

			6,891,587
OHIO — 0.30%
American Municipal Power Inc. RB BAB
Series B
8.08%, 02/15/50		600	980,130
Ohio State University (The) RB
Series A
3.80%, 12/01/46		300	287,997
4.80%, 06/01/11		200	211,740
Ohio State University (The) RB BAB
Series C
4.91%, 06/01/40		200	229,816
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
Series B-2
4.88%, 12/01/34		400	439,452

			2,149,135

Security		Principal (000s)	Value
OREGON — 0.12%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28	(NPFGC)	$200	$226,120
5.68%, 06/30/28	(NPFGC)	350	399,416
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34		175	214,944

			840,480
PENNSYLVANIA — 0.05%
Commonwealth Financing Authority RB
Series A
4.14%, 06/01/38[a]		350	356,646

			356,646
TEXAS — 0.68%
City of Houston TX GOL
Series A
6.29%, 03/01/32		390	448,157
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42		200	217,524
5.81%, 02/01/41		240	295,639
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		425	551,722
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42		100	131,378
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44		200	241,904
Dallas Independent School District GO BAB
Series C
6.45%, 02/15/35	(Call 02/15/21) (PSF)	550	606,358
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49[a]		200	286,354

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal or Shares (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39		$425	$536,597
Series A
4.68%, 04/01/40		200	223,602
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30		800	922,648
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41	(Call 08/15/19)	370	388,948

			4,850,831
WASHINGTON — 0.06%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39		150	178,329
State of Washington GO BAB
Series F
5.14%, 08/01/40		240	285,506

			463,835

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $45,033,104)			44,959,488

SHORT-TERM INVESTMENTS — 12.82%

MONEY MARKET FUNDS — 12.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[g,h,i]		79,862	79,869,885
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[g,h]		11,712	11,711,876

			91,581,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,575,906)			91,581,761

TOTAL INVESTMENTS IN SECURITIES — 110.41%
(Cost: $802,458,884)			789,059,492
Other Assets, Less Liabilities — (10.41)%			(74,377,209)

NET ASSETS — 100.00%			$714,682,283

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Zero-coupon bond.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	66,179	$13,683	[b]	$—	$79,862	$79,869,885	$206,794	[c]	$(3,116)	$(19,482)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,390	322	[b]	—	11,712	11,711,876	76,740		—	—

						$91,581,761	$283,534		$(3,116)	$(19,482)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$615,061,723	$—	$615,061,723
Foreign government obligations	—	37,456,520	—	37,456,520
Municipal debt obligations	—	44,959,488	—	44,959,488
Money market funds	91,581,761	—	—	91,581,761

Total	$91,581,761	$697,477,731	$—	$789,059,492

See notes to financial statements.

SCHEDULE OF INVESTMENTS	87

Statement of Assets and Liabilities

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$710,882,978
Affiliated (Note 2)	91,575,906

Total cost of investments in securities	$802,458,884

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$697,477,731
Affiliated (Note 2)	91,581,761
Cash	338
Receivables:
Investment securities sold	1,357,534
Dividends and interest	8,816,727

Total Assets	799,234,091

LIABILITIES
Payables:
Investment securities purchased	4,169,487
Collateral for securities on loan (Note 1)	79,859,323
Capital shares redeemed	407,641
Investment advisory fees (Note 2)	115,357

Total Liabilities	84,551,808

NET ASSETS	$714,682,283

Net assets consist of:
Paid-in capital	$736,679,346
Undistributed net investment income	2,575,074
Accumulated net realized loss	(11,172,745)
Net unrealized depreciation	(13,399,392)

NET ASSETS	$714,682,283

Shares outstanding[b]	11,900,000

Net asset value per share	$60.06

[a]	Securities on loan with a value of $77,208,031. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® 10+ YEAR CREDIT BOND ETF

Year ended February 28, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$76,740
Interest — unaffiliated	33,981,842
Securities lending income — affiliated — net (Note 2)	206,794

Total investment income	34,265,376

EXPENSES
Investment advisory fees (Note 2)	1,613,351
Proxy fees	17,974

Total expenses	1,631,325

Net investment income	32,634,051

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	500,809
Investments — affiliated (Note 2)	(3,116)
In-kind redemptions — unaffiliated	5,075,558

Net realized gain	5,573,251

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(977,841)
Investments — affiliated (Note 2)	(19,482)

Net change in unrealized appreciation/depreciation	(997,323)

Net realized and unrealized gain	4,575,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,209,979

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,634,051	$39,108,463
Net realized gain	5,573,251	7,341,421
Net change in unrealized appreciation/depreciation	(997,323)	33,040,354

Net increase in net assets resulting from operations	37,209,979	79,490,238

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,962,172)	(38,936,880)

Total distributions to shareholders	(32,962,172)	(38,936,880)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	141,236,309	314,843,654
Cost of shares redeemed	(261,560,124)	(310,186,638)

Net increase (decrease) in net assets from capital share transactions	(120,323,815)	4,657,016

INCREASE (DECREASE) IN NET ASSETS	(116,076,008)	45,210,374

NET ASSETS
Beginning of year	830,758,291	785,547,917

End of year	$714,682,283	$830,758,291

Undistributed net investment income included in net assets at end of year	$2,575,074	$2,903,195

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	5,200,000
Shares redeemed	(4,300,000)	(5,200,000)

Net decrease in shares outstanding	(2,000,000)	—

See notes to financial statements.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$59.77	$56.51	$62.53	$57.87	$61.05

Income from investment operations:
Net investment income[a]	2.48	2.48	2.55	2.59	2.68
Net realized and unrealized gain (loss)[b]	0.30	3.25	(6.02)	4.59	(3.03)

Total from investment operations	2.78	5.73	(3.47)	7.18	(0.35)

Less distributions from:
Net investment income	(2.49)	(2.47)	(2.55)	(2.52)	(2.74)
Net realized gain	—	—	—	—	(0.09)

Total distributions	(2.49)	(2.47)	(2.55)	(2.52)	(2.83)

Net asset value, end of year	$60.06	$59.77	$56.51	$62.53	$57.87

Total return	4.65%	10.21%	(5.53)%	12.64%	(0.41)%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$714,682	$830,758	$785,548	$850,376	$283,548
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.05%	4.10%	4.40%	4.28%	4.67%
Portfolio turnover rate[d]	12%	10%	11%	23%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to Financial Statements

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas New York Branch	$860,634	$860,634	$—
BNP Paribas Prime Brokerage Inc.	372,523	372,523	—
BNP Paribas Prime Brokerage International Ltd.	1,432,040	1,432,040	—
Citigroup Global Markets Inc.	14,043,095	14,043,095	—
Credit Suisse Securities (USA) LLC	5,176,874	5,176,874	—
Deutsche Bank Securities Inc.	4,523,464	4,523,464	—
Goldman Sachs & Co.	5,029,905	5,029,905	—
HSBC Securities (USA) Inc.	3,999,670	3,999,670	—
Jefferies LLC	709,784	709,784	—
JPMorgan Securities LLC	9,047,218	9,047,218	—
Merrill Lynch, Pierce, Fenner & Smith	12,187,244	12,187,244	—
Morgan Stanley & Co. LLC	7,467,686	7,467,686	—
MUFG Securities Americas Inc.	2,238,142	2,238,142	—
Nomura Securities International Inc.	1,195,068	1,195,068	—
Scotia Capital (USA) Inc.	1,471,942	1,471,942	—
SG Americas Securities LLC	321,102	321,102	—
Wells Fargo Securities LLC	7,131,640	7,131,640	—

	$77,208,031	$77,208,031	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $76,394.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $895,642 and $935,700, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$1,002,072	$989,568	$95,561,226	$95,881,986

In-kind purchases and sales (see Note 4) for the year ended February 28, 2018, were $134,679,151 and $248,268,173, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018, attributable to the realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$5,003,709	$—	$(5,003,709)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

	2018	2017
Ordinary income	$32,962,172	$38,936,880

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains(Losses) [a]	Total
$2,575,074	$(11,026,354)	$(13,545,783)	$(21,997,063)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $11,026,354 available to offset future realized capital gains.

For the year ended February 28, 2018, the Fund utilized $603,250 of its capital loss carryforwards.

As of February 28, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $802,605,275. Net unrealized depreciation was $13,545,783, of which $7,184,501 represented gross unrealized appreciation on securities and 20,730,284 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares 10+ Year Credit Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares 10+ Year Credit Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	101

Notes:

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1018-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Performance as of April 30, 2018

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.65%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.11%	5.38%	4.11%	15.66%
Fund Market	4.31%	5.39%	4.31%	15.70%
J.P. Morgan EMBI Global Core Swap Hedged Index	5.26%	5.90%	5.26%	17.22%

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBI® Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBI® Global Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,006.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Aa	0.76%
A	14.47
Baa	33.26
Ba	20.11
B	19.69
Caa	3.92
C	0.94
Not Rated	6.85

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 4/30/18

Country	Percentage of Total Investments [3]

Mexico	6.06%
Indonesia	4.96
Turkey	4.36
Russia	4.06
Argentina	4.05
Philippines	3.87
China	3.77
Brazil	3.77
Colombia	3.51
Kazakhstan	3.32

TOTAL	41.73%

[1]	Table shown is for the iShares J.P. Morgan USD Emerging Markets Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 96.47%

EXCHANGE-TRADED FUNDS — 96.47%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	45,847	$5,049,589

		5,049,589

TOTAL INVESTMENT COMPANIES
(Cost: $5,197,823)		5,049,589

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	63,544	63,544

		63,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,544)		63,544

Value
TOTAL INVESTMENTS IN SECURITIES — 97.68%
(Cost: $5,261,367)	$5,113,133
Other Assets, Less Liabilities — 2.32%	121,243

NET ASSETS — 100.00%	$5,234,376

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$79	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	46,874	[b]	—	63,544	63,544	351		—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	22,057	23,981		(191)	45,847	5,049,589	71,556		(159)	(223,922)

						$5,113,133	$71,986		$(159)	$(223,922)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2018

Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate [a]	Frequency
1.01%	Semi-annual	2.36%	Quarterly	12/08/2018	$(706)	$5,946	$2,840	$3,106
1.17%	Semi-annual	2.36%	Quarterly	12/08/2021	(2,165)	126,504	64,544	61,960
2.46%	Semi-annual	2.36%	Quarterly	01/12/2025	(87)	2,614	789	1,825
1.44%	Semi-annual	2.36%	Quarterly	12/08/2026	(2,045)	242,066	164,541	77,525
2.34%	Semi-annual	2.36%	Quarterly	12/08/2036	(159)	16,907	13,769	3,138
2.41%	Semi-annual	2.36%	Quarterly	06/19/2037	(509)	49,866	4,845	45,021
1.77%	Semi-annual	2.36%	Quarterly	12/08/2046	(357)	91,058	71,599	19,459

						$534,961	$322,927	$212,034

[a]	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$5,049,589	$—	$—	$5,049,589
Money market funds	63,544	—	—	63,544

Total	$5,113,133	$—	$—	$5,113,133

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$212,034	$—	$212,034

Total	$—	$212,034	$—	$212,034

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$5,261,367

Total cost of investments in securities	$5,261,367

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$5,113,133
Cash pledged for centrally cleared swaps	128,000
Receivables:
Dividends	70

Total Assets	5,241,203

LIABILITIES
Payables:
Investment advisory fees (Note 2)	377
Variation margin on centrally cleared swaps	6,450

Total Liabilities	6,827

NET ASSETS	$5,234,376

Net assets consist of:
Paid-in capital	$5,200,910
Undistributed net investment income	7,683
Accumulated net realized loss	(38,017)
Net unrealized appreciation	63,800

NET ASSETS	$5,234,376

Shares outstanding[a]	200,000

Net asset value per share	$26.17

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$71,907
Securities lending income — affiliated — net (Note 2)	79

Total investment income	71,986

EXPENSES
Investment advisory fees (Note 2)	14,992

Total expenses	14,992
Less investment advisory fees waived (Note 2)	(12,994)

Net expenses	1,998

Net investment income	69,988

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(159)
Swap agreements	(8,654)

Net realized loss	(8,813)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	(223,922)
Swap agreements	177,280

Net change in unrealized appreciation/depreciation	(46,642)

Net realized and unrealized loss	(55,455)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,533

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,988	$127,615
Net realized gain (loss)	(8,813)	204,015
Net change in unrealized appreciation/depreciation	(46,642)	(35,069)

Net increase in net assets resulting from operations	14,533	296,561

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,305)	(114,001)

Total distributions to shareholders	(62,305)	(114,001)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,637,744	2,536,871
Cost of shares redeemed	—	(2,581,258)

Net increase (decrease) in net assets from capital share transactions	2,637,744	(44,387)

INCREASE IN NET ASSETS	2,589,972	138,173

NET ASSETS
Beginning of period	2,644,404	2,506,231

End of period	$5,234,376	$2,644,404

Undistributed net investment income included in net assets at end of period	$7,683	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	100,000
Shares redeemed	—	(100,000)

Net increase in shares outstanding	100,000	—

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Jul. 22, 2015 [a] to Oct. 31, 2015
Net asset value, beginning of period	$26.44	$25.06	$24.20	$25.05

Income from investment operations:
Net investment income[b]	0.46	1.11	1.17	0.33
Net realized and unrealized gain (loss)[c]	(0.29)	1.24	0.61	(0.95)

Total from investment operations	0.17	2.35	1.78	(0.62)

Less distributions from:
Net investment income	(0.44)	(0.97)	(0.89)	(0.23)
Return of capital	—	—	(0.03)	(0.00)[d]

Total distributions	(0.44)	(0.97)	(0.92)	(0.23)

Net asset value, end of period	$26.17	$26.44	$25.06	$24.20

Total return	0.65%[e]	9.57%	7.49%	(2.43)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,234	$2,644	$2,506	$2,420
Ratio of expenses to average net assets[f,g]	0.10%	0.10%	0.10%	0.12%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	3.50%	4.32%	4.82%	4.86%
Portfolio turnover rate[h,i]	1%[e]	2%	3%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 38 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Emerging Markets Bond	Non-diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Fund. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is the Fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”), after taking into account any fee waivers by EMB, plus 0.10%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $29.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $176,207 and $22,000, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $2,555,337 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	INTEREST RATE SWAPS

Interest rate swaps are used by the Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. The Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is recorded on the statement of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statement of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statement of operations. Upfront payments and receipts are disclosed as upfront premiums paid and upfont premiums received in the schedule of investments and represent compensating factors between the stated terms of the swap agreement and prevailing market conditions (interest rate spreads

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

and other relevant factors), at the time the swap was entered into by the Fund. These upfront payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held by the Fund as of April 30, 2018 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$212,034

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held by the Fund during the six months ended April 30, 2018 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Swap agreements:
Centrally cleared interest rate swaps	$(8,654)	$177,280

For the six months ended April 30, 2018, the average quarter-end notional amount of open interest rate swaps for the Fund (where the Fund pays the fixed rate), was $4,493,023.

6.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $29,066 available to offset future realized capital gains.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $5,261,505. Net unrealized appreciation was $63,662, of which $212,034 represented gross unrealized appreciation on securities and $148,372 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Supplemental Information (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.444301	$—	$—	$0.444301	100%	—%	—%	100%

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	23

Additional Financial Information

April 30, 2018

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond ETF  |  EMB  |  NASDAQ

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 15.48%

AZERBAIJAN — 0.75%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$48,974	$84,956,867

		84,956,867
CHILE — 1.03%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)[b]	44,525	42,382,802
4.50%, 09/16/25[b]	40,459	41,430,016
4.50%, 08/01/47 (Call 02/01/47)[b]	34,300	33,673,843

		117,486,661
CHINA — 3.11%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	15,117	14,784,727
Charming Light Investments Ltd.
4.38%, 12/21/27[b]	11,200	10,509,199
China Development Bank
2.13%, 06/01/21[b]	10,744	10,329,349
2.50%, 10/09/20[b]	3,139	3,078,057
2.63%, 01/24/22[b]	18,650	18,043,875
China Development Bank Corp./Hong Kong (3 mo. LIBOR US + 0.700%)
2.73%, 03/06/22[b,c]	23,470	23,468,340
China Great Wall International Holdings III Ltd.
3.13%, 08/31/22[b]	10,250	9,803,730
China Minmetals Corp.
3.75%, (Call 11/13/22)[b,c,d,e]	1,600	1,503,336
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22[b]	22,520	21,736,714
4.13%, 07/19/27[b]	9,163	8,486,337
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	11,421	11,683,569
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	9,433	9,598,078
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	19,052	19,099,630
4.88%, 05/17/42[b]	14,109	14,725,422

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	$17,243	$17,560,676
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	19,577	19,893,251
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25[b]	18,632	17,592,707
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	14,650	13,942,316
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22[b]	3,000	2,847,688
3.00%, 04/12/22[b]	14,800	14,366,882
3.63%, 04/12/27[b]	15,940	15,234,223
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	12,685	12,302,497
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	21,166	21,435,270
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22[b]	12,500	12,097,999
3.50%, 05/04/27[b]	25,578	24,368,491
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	6,834	6,360,335

		354,852,698
INDONESIA — 1.01%
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	10,628	10,349,015
Pertamina Persero PT
4.30%, 05/20/23[b]	14,042	14,048,600
4.88%, 05/03/22[b]	11,844	12,135,007
5.25%, 05/23/21[b]	8,727	9,054,262
5.63%, 05/20/43[b]	14,171	14,103,404
6.00%, 05/03/42[b]	7,220	7,544,467
6.45%, 05/30/44[b]	16,355	18,051,995
Perusahaan Listrik Negara PT
4.13%, 05/15/27[b]	13,350	12,552,509
5.25%, 10/24/42[b]	4,860	4,640,085
5.50%, 11/22/21[b]	12,560	13,140,900

		115,620,244

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
KAZAKHSTAN — 1.72%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	$22,737	$22,651,736
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	28,455	31,129,770
KazMunayGas National Co. JSC
4.75%, 04/19/27[b]	31,450	30,936,319
5.38%, 04/24/30[f]	10,125	10,111,450
5.75%, 04/19/47[b]	35,624	34,043,158
6.38%, 04/09/21[b]	26,570	28,429,900
6.38%, 10/24/48[f]	6,050	6,173,592
7.00%, 05/05/20[b]	31,010	33,103,175

		196,579,100
MALAYSIA — 0.90%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	37,756	36,708,475
4.50%, 03/18/45[b]	38,486	39,048,769
7.88%, 05/22/22[b]	22,937	26,487,999

		102,245,243
MEXICO — 3.52%
Banco Nacional de Comercio Exterior SNC/Cayman Islands
4.38%, 10/14/25[b]	7,124	7,070,570
Comision Federal de Electricidad
4.75%, 02/23/27[b]	8,950	8,894,063
4.88%, 05/26/21[b]	6,356	6,483,120
4.88%, 01/15/24[b]	8,117	8,259,048
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)[b]	1,595	1,432,612
4.25%, 10/31/26 (Call 07/31/26)[b]	6,800	6,397,499
5.50%, 10/31/46 (Call 04/30/46)[b]	8,040	7,135,500
5.50%, 07/31/47 (Call 01/31/47)[b]	21,886	19,473,202
Petroleos Mexicanos
3.50%, 01/30/23	17,121	16,181,485
4.25%, 01/15/25	9,150	8,651,554
4.50%, 01/23/26	8,004	7,543,370
4.63%, 09/21/23	10,154	10,021,693
4.88%, 01/24/22	15,651	15,905,329
4.88%, 01/18/24	10,697	10,586,286

Security	Principal (000s)	Value
5.35%, 02/12/28[b]	$1,000	$952,948
5.38%, 03/13/22	13,196	13,656,049
5.50%, 01/21/21	18,791	19,453,383
5.50%, 06/27/44	17,984	15,163,929
5.63%, 01/23/46	23,186	19,586,373
6.35%, 02/12/48[b]	2,550	2,340,683
6.38%, 02/04/21	10,324	10,872,462
6.38%, 01/23/45	24,733	22,915,124
6.50%, 03/13/27	40,584	42,045,587
6.50%, 06/02/41	23,959	22,940,742
6.63%, 06/15/35	21,690	21,440,565
6.75%, 09/21/47	40,763	39,256,807
6.88%, 08/04/26	25,731	27,557,901
(3 mo. LIBOR US + 3.650%)
5.72%, 03/11/22[c]	8,290	9,064,018

		401,281,902
OMAN — 0.47%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	21,175	18,634,000
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[b]	36,801	34,433,359

		53,067,359
PERU — 0.44%
Petroleos del Peru SA
4.75%, 06/19/32[b]	25,350	24,127,355
5.63%, 06/19/47[b]	27,157	26,487,151

		50,614,506
PHILIPPINES — 0.21%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	19,580	23,471,525

		23,471,525
RUSSIA — 0.70%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	18,133	18,744,989
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	18,800	19,552,000
6.03%, 07/05/22[b]	13,023	13,478,805
6.80%, 11/22/25[b]	13,558	14,642,640
6.90%, 07/09/20[b]	12,878	13,395,824

		79,814,258

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SOUTH AFRICA — 0.92%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	$39,036	$38,969,053
6.75%, 08/06/23[b]	17,856	18,043,488
7.13%, 02/11/25[b]	26,462	26,988,594
Transnet SOC Ltd.
4.00%, 07/26/22[b]	21,741	21,088,770

		105,089,905
VENEZUELA — 0.70%
Petroleos de Venezuela SA
5.38%, 04/12/27[b,g]	23,222	6,072,422
5.50%, 04/12/37[b,g]	18,673	4,901,663
6.00%, 05/16/24[b,g]	48,883	12,342,901
6.00%, 11/15/26[b,g]	44,068	11,056,662
8.50%, 10/27/20[b,g]	25,679	22,270,330
9.00%, 11/17/21[b,g]	20,413	6,047,351
9.75%, 05/17/35[b,g]	21,518	6,052,003
12.75%, 02/17/22[b,g]	34,082	10,522,663

		79,265,995

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,870,827,052)		1,764,346,263

FOREIGN GOVERNMENT OBLIGATIONS[a] — 82.86%

ANGOLA — 0.39%
Angolan Government International Bond
9.50%, 11/12/25[b]	39,334	44,201,583

		44,201,583
ARGENTINA — 3.98%
Argentine Republic Government International Bond
2.50%, 12/31/38[h]	56,987	36,899,377
4.63%, 01/11/23	21,869	20,954,048
5.63%, 01/26/22	26,318	26,462,749
5.88%, 01/11/28	39,975	36,656,310
6.63%, 07/06/28	9,708	9,368,220
6.88%, 04/22/21	49,940	52,337,120
6.88%, 01/26/27	40,423	40,099,616
6.88%, 01/11/48	28,339	25,219,869
7.13%, 07/06/36	20,102	19,127,053
7.13%, 06/28/17[b]	28,383	25,343,676
7.50%, 04/22/26	67,115	70,068,060
7.63%, 04/22/46	28,397	27,388,907
8.28%, 12/31/33	60,534	64,139,586

		454,064,591

Security	Principal (000s)	Value
AZERBAIJAN — 0.73%
Republic of Azerbaijan International Bond
3.50%, 09/01/32[b]	$31,284	$25,717,168
4.75%, 03/18/24[b]	30,594	30,471,624
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	27,249	27,146,816

		83,335,608
BOLIVIA — 0.24%
Bolivian Government International Bond
4.50%, 03/20/28[b]	29,043	27,008,102

		27,008,102
BRAZIL — 3.71%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24[b]	14,145	13,972,585
5.75%, 09/26/23[b]	17,458	18,324,091
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	16,231	16,231,000
Brazilian Government International Bond
2.63%, 01/05/23	20,123	18,965,928
4.25%, 01/07/25	58,825	58,001,450
4.63%, 01/13/28 (Call 10/13/27)	42,695	41,154,437
4.88%, 01/22/21	34,330	35,445,725
5.00%, 01/27/45	40,171	34,697,701
5.63%, 01/07/41	29,433	28,034,932
5.63%, 02/21/47	43,988	41,304,732
6.00%, 04/07/26	32,860	35,455,940
7.13%, 01/20/37	29,910	34,321,725
8.25%, 01/20/34	22,676	28,095,564
8.88%, 04/15/24	14,781	18,513,203

		422,519,013
CHILE — 0.75%
Chile Government International Bond
3.13%, 01/21/26	5,493	5,300,745
3.24%, 02/06/28 (Call 11/06/27)	38,979	37,339,521
3.86%, 06/21/47	45,500	43,039,919

		85,680,185

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CHINA — 0.60%
China Government International Bond
2.13%, 11/02/22[b]	$6,590	$6,374,560
2.63%, 11/02/27[b]	11,300	10,847,839
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	10,902	10,467,614
2.63%, 03/14/22[b]	8,650	8,365,804
2.88%, 04/26/26[b]	15,818	14,531,839
3.63%, 07/31/24[b]	17,637	17,326,852

		67,914,508
COLOMBIA — 3.46%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	14,394	13,638,315
3.88%, 04/25/27 (Call 01/25/27)	47,344	45,746,140
4.00%, 02/26/24 (Call 11/26/23)	31,015	30,976,231
4.38%, 07/12/21	33,232	34,145,880
4.50%, 01/28/26 (Call 10/28/25)	30,292	30,859,975
5.00%, 06/15/45 (Call 12/15/44)	70,160	69,212,840
5.63%, 02/26/44 (Call 08/26/43)	43,246	46,338,089
6.13%, 01/18/41	45,059	50,804,023
7.38%, 09/18/37	36,413	46,062,445
8.13%, 05/21/24	21,619	26,240,061

		394,023,999
COSTA RICA — 0.67%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	25,394	24,251,270
7.00%, 04/04/44[b]	27,730	27,591,350
7.16%, 03/12/45[b]	24,690	24,967,762

		76,810,382
CROATIA — 1.44%
Croatia Government International Bond
5.50%, 04/04/23[b]	31,917	33,832,020
6.00%, 01/26/24[b]	46,386	50,502,757
6.38%, 03/24/21[b]	43,587	46,692,574
6.63%, 07/14/20[b]	31,102	33,123,630

		164,150,981

Security	Principal (000s)	Value
DOMINICAN REPUBLIC — 2.83%
Dominican Republic International Bond
5.50%, 01/27/25[b]	$43,509	$43,672,159
5.88%, 04/18/24[b]	24,686	25,519,152
5.95%, 01/25/27[b]	46,643	47,750,771
6.50%, 02/15/48[b]	6,170	6,142,221
6.85%, 01/27/45[b]	69,820	72,001,875
6.88%, 01/29/26[b]	42,456	45,852,480
7.45%, 04/30/44[b]	41,518	45,462,210
7.50%, 05/06/21[b]	33,931	35,839,619

		322,240,487
ECUADOR — 2.94%
Ecuador Government International Bond
7.88%, 01/23/28[b]	41,840	37,036,647
7.95%, 06/20/24[b]	55,170	51,583,950
8.75%, 06/02/23[b]	34,670	33,917,020
8.88%, 10/23/27[b]	83,990	79,142,144
9.63%, 06/02/27[b]	32,789	32,145,359
9.65%, 12/13/26[b]	44,508	43,729,110
10.75%, 03/28/22[b]	54,572	57,300,600

		334,854,830
EGYPT — 2.95%
Egypt Government International Bond
5.58%, 02/21/23[b]	34,489	34,630,132
5.88%, 06/11/25[b]	43,679	42,805,420
6.13%, 01/31/22[b]	63,580	65,248,975
6.59%, 02/21/28[f]	26,706	26,347,234
7.50%, 01/31/27[b]	52,569	55,394,584
7.90%, 02/21/48[b]	35,590	36,125,477
8.50%, 01/31/47[b]	70,330	75,253,100

		335,804,922
EL SALVADOR — 0.25%
El Salvador Government International Bond
7.65%, 06/15/35[b]	27,311	28,437,579

		28,437,579
ETHIOPIA — 0.23%
Ethiopia International Bond
6.63%, 12/11/24[b]	26,032	26,259,780

		26,259,780

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
GABON — 0.34%
Gabon Government International Bond
6.38%, 12/12/24[b]	$40,041	$38,939,873

		38,939,873
GHANA — 0.51%
Ghana Government International Bond
7.88%, 08/07/23[b]	19,918	21,586,225
8.13%, 01/18/26[b]	34,562	36,851,732

		58,437,957
HUNGARY — 2.53%
Hungary Government International Bond
5.38%, 02/21/23	49,490	52,954,300
5.38%, 03/25/24	51,114	54,883,657
5.75%, 11/22/23	52,010	56,690,900
6.38%, 03/29/21	73,646	79,261,507
7.63%, 03/29/41	31,454	44,232,188

		288,022,552
INDIA — 0.44%
Export-Import Bank of India
3.38%, 08/05/26[b]	27,250	25,270,707
3.88%, 02/01/28[b]	26,700	25,398,160

		50,668,867
INDONESIA — 3.86%
Indonesia Government International Bond
2.95%, 01/11/23	6,980	6,721,042
3.38%, 04/15/23[b]	5,365	5,217,463
3.50%, 01/11/28	8,465	7,949,366
3.75%, 04/25/22[b]	21,781	21,644,869
3.85%, 07/18/27[b]	15,400	14,864,806
4.10%, 04/24/28	1,085	1,065,031
4.13%, 01/15/25[b]	18,544	18,451,280
4.35%, 01/08/27[b]	18,189	18,189,000
4.35%, 01/11/48	16,059	14,988,129
4.63%, 04/15/43[b]	12,162	11,629,912
4.75%, 01/08/26[b]	22,269	22,937,070
4.75%, 07/18/47[b]	9,850	9,575,022
4.88%, 05/05/21[b]	15,567	16,092,386
5.13%, 01/15/45[b]	5,229	5,294,363
5.25%, 01/17/42[b]	20,600	21,295,250

Security	Principal (000s)	Value
5.25%, 01/08/47[b]	$12,117	$12,510,802
5.38%, 10/17/23[b]	6,400	6,832,000
5.88%, 01/15/24[b]	16,252	17,653,735
5.95%, 01/08/46[b]	7,355	8,329,538
6.63%, 02/17/37[b]	19,173	22,815,870
6.75%, 01/15/44[b]	21,296	26,353,800
7.75%, 01/17/38[b]	20,654	27,547,272
8.50%, 10/12/35[b]	16,594	23,252,342
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	7,371	7,159,600
3.40%, 03/29/22[b]	16,340	16,013,200
4.15%, 03/29/27[b]	17,700	17,191,125
4.33%, 05/28/25[b]	18,659	18,589,029
4.35%, 09/10/24[b]	11,185	11,254,906
4.40%, 03/01/28[f]	10,605	10,489,016
4.55%, 03/29/26[b]	18,000	18,090,000

		439,997,224
IRAQ — 0.83%
Iraq International Bond
5.80%, 01/15/28 (Call 06/14/18)[b]	72,877	68,504,380
6.75%, 03/09/23[b]	25,900	25,895,748

		94,400,128
IVORY COAST — 0.90%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/18)[b,h]	51,930	49,722,630
6.13%, 06/15/33[b]	33,706	31,941,994
6.38%, 03/03/28[b]	21,196	21,301,980

		102,966,604
JAMAICA — 1.09%
Jamaica Government International Bond
6.75%, 04/28/28	47,549	52,303,900
7.88%, 07/28/45	27,346	31,951,674
8.00%, 03/15/39	34,378	40,222,260

		124,477,834
JORDAN — 0.66%
Jordan Government International Bond
5.75%, 01/31/27[b]	33,411	31,656,922
6.13%, 01/29/26[b]	18,574	18,203,558
7.38%, 10/10/47[b]	25,905	25,279,352

		75,139,832

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
KAZAKHSTAN — 1.54%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	$42,098	$42,224,294
4.88%, 10/14/44[b]	32,630	31,977,400
5.13%, 07/21/25[b]	62,091	66,064,824
6.50%, 07/21/45[b]	29,474	35,000,375

		175,266,893
KENYA — 0.95%
Kenya Government International Bond
6.88%, 06/24/24[b]	54,276	56,107,815
7.25%, 02/28/28[b]	25,340	26,123,929
8.25%, 02/28/48[b]	25,735	26,533,815

		108,765,559
LEBANON — 2.38%
Lebanon Government International Bond
6.00%, 01/27/23[b]	33,041	31,141,143
6.10%, 10/04/22[b]	41,307	39,344,917
6.60%, 11/27/26[b]	45,596	41,093,395
6.65%, 02/26/30[b]	32,065	27,856,469
6.75%, 11/29/27[b]	24,921	22,335,446
6.85%, 03/23/27[b]	32,946	30,036,116
7.00%, 03/23/32[b]	27,122	24,085,059
8.25%, 04/12/21[b]	53,851	54,995,334

		270,887,879
LITHUANIA — 0.74%
Lithuania Government International Bond
6.13%, 03/09/21[b]	29,035	31,176,331
6.63%, 02/01/22[b]	47,929	53,321,013

		84,497,344
MALAYSIA — 1.16%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	94,000	89,182,500
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	23,984	23,211,955
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	20,951	20,232,381

		132,626,836
MEXICO — 2.44%
Mexico Government International Bond
3.60%, 01/30/25	20,996	20,345,124
3.63%, 03/15/22	9,440	9,468,320

Security	Principal (000s)	Value
3.75%, 01/11/28	$20,848	$19,668,512
4.00%, 10/02/23	14,468	14,627,148
4.13%, 01/21/26	19,745	19,636,402
4.15%, 03/28/27	23,015	22,646,760
4.35%, 01/15/47	16,470	14,526,540
4.60%, 01/23/46	23,948	21,882,485
4.60%, 02/10/48	18,922	17,340,945
4.75%, 03/08/44	30,092	28,166,112
5.55%, 01/21/45	15,293	16,042,357
5.75%, 10/12/10	17,762	17,406,760
6.05%, 01/11/40	26,130	28,638,480
6.75%, 09/27/34	11,865	14,326,988
8.30%, 08/15/31	8,717	12,868,471

		277,591,404
MONGOLIA — 0.22%
Mongolia Government International Bond
5.13%, 12/05/22[b]	26,126	25,113,618

		25,113,618
MOROCCO — 0.33%
Morocco Government International Bond
4.25%, 12/11/22[b]	37,900	37,994,750

		37,994,750
NIGERIA — 1.68%
Nigeria Government International Bond
6.50%, 11/28/27[b]	42,857	43,195,917
7.14%, 02/23/30[b]	33,535	34,344,618
7.63%, 11/28/47[b]	55,749	56,202,062
7.70%, 02/23/38[b]	18,870	19,444,193
7.88%, 02/16/32[b]	36,143	38,808,546

		191,995,336
OMAN — 2.52%
Oman Government International Bond
3.63%, 06/15/21[b]	27,006	26,162,063
3.88%, 03/08/22[b]	27,941	26,823,360
4.13%, 01/17/23[b]	200	190,357
4.75%, 06/15/26[b]	61,210	57,078,325
5.38%, 03/08/27[b]	58,441	55,665,052
5.63%, 01/17/28[b]	38,605	36,907,478
6.50%, 03/08/47[b]	52,220	48,434,050
6.75%, 01/17/48[b]	38,195	36,082,967

		287,343,652

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
PAKISTAN — 0.98%
Pakistan Government International Bond
6.88%, 12/05/27[b]	$37,400	$35,047,959
8.25%, 04/15/24[b]	29,765	30,949,052
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	19,629	19,285,492
5.63%, 12/05/22[b]	26,973	26,011,398

		111,293,901
PANAMA — 1.46%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	28,422	28,173,308
4.00%, 09/22/24 (Call 06/22/24)	33,208	33,581,590
4.50%, 05/15/47	31,630	31,025,500
4.50%, 04/16/50 (Call 10/16/49)	8,175	7,940,077
6.70%, 01/26/36	53,110	65,590,850

		166,311,325
PARAGUAY — 0.21%
Paraguay Government International Bond
6.10%, 08/11/44[b]	23,168	24,442,240

		24,442,240
PERU — 2.58%
Peruvian Government International Bond
4.13%, 08/25/27	33,112	34,022,580
5.63%, 11/18/50	66,637	77,881,994
6.55%, 03/14/37	29,061	36,544,208
7.35%, 07/21/25	47,807	58,683,092
8.75%, 11/21/33	59,032	86,777,040

		293,908,914
PHILIPPINES — 3.60%
Philippine Government International Bond
3.00%, 02/01/28	26,880	25,139,723
3.70%, 03/01/41	25,570	23,907,950
3.70%, 02/02/42	38,305	35,719,412
3.95%, 01/20/40	28,661	27,872,823
4.00%, 01/15/21	26,063	26,649,418
4.20%, 01/21/24	24,118	24,931,983

Security	Principal (000s)	Value
5.00%, 01/13/37	$21,542	$23,696,200
5.50%, 03/30/26	18,824	21,012,290
6.38%, 01/15/32	19,814	24,272,150
6.38%, 10/23/34	35,566	44,590,872
7.75%, 01/14/31	32,998	44,423,557
9.50%, 02/02/30	35,836	53,082,075
10.63%, 03/16/25	24,957	35,563,725

		410,862,178
POLAND — 2.52%
Republic of Poland Government International Bond
3.00%, 03/17/23	52,891	51,899,294
3.25%, 04/06/26	46,432	45,097,080
4.00%, 01/22/24	51,890	53,057,525
5.00%, 03/23/22	75,670	80,304,787
5.13%, 04/21/21	53,420	56,358,100

		286,716,786
ROMANIA — 1.42%
Romanian Government International Bond
4.38%, 08/22/23[b]	40,432	41,038,480
4.88%, 01/22/24[b]	27,516	28,547,850
6.13%, 01/22/44[b]	27,072	31,403,520
6.75%, 02/07/22[b]	55,331	60,864,100

		161,853,950
RUSSIA — 3.30%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27[b]	34,200	33,437,367
4.50%, 04/04/22[b]	26,200	26,593,000
4.75%, 05/27/26[b]	36,600	37,149,000
4.88%, 09/16/23[b]	33,600	34,692,000
5.25%, 06/23/47[b]	95,600	92,870,231
5.63%, 04/04/42[b]	23,400	24,558,300
5.88%, 09/16/43[b]	20,200	21,866,500
7.50%, 03/31/30[b,h]	44,387	49,614,053
12.75%, 06/24/28[b]	33,960	54,802,950

		375,583,401
SENEGAL — 0.44%
Senegal Government International Bond
6.25%, 05/23/33[b]	25,451	24,561,456
6.75%, 03/13/48[f]	26,440	25,007,887

		49,569,343

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SERBIA — 0.47%
Serbia International Bond
7.25%, 09/28/21[b]	$48,891	$53,963,441

		53,963,441
SLOVAKIA — 0.34%
Slovakia Government International Bond
4.38%, 05/21/22[b]	36,789	38,490,491

		38,490,491
SOUTH AFRICA — 2.18%
Republic of South Africa Government International Bond
4.30%, 10/12/28	40,994	37,560,753
4.67%, 01/17/24	26,939	26,804,305
4.85%, 09/27/27	20,061	19,446,575
4.88%, 04/14/26	27,750	27,229,688
5.00%, 10/12/46	21,879	19,280,869
5.38%, 07/24/44	18,323	17,040,390
5.65%, 09/27/47	34,385	33,022,820
5.88%, 05/30/22	22,567	24,033,855
5.88%, 09/16/25	41,547	43,520,482

		247,939,737
SRI LANKA — 1.74%
Sri Lanka Government International Bond
5.75%, 04/18/23[f]	7,025	6,993,288
5.88%, 07/25/22[b]	27,069	27,272,018
6.20%, 05/11/27[b]	45,041	43,556,763
6.25%, 10/04/20[b]	19,763	20,376,246
6.25%, 07/27/21[b]	18,966	19,511,273
6.75%, 04/18/28[f]	3,575	3,560,271
6.83%, 07/18/26[b]	34,214	34,641,675
6.85%, 11/03/25[b]	42,011	42,903,734

		198,815,268
TRINIDAD AND TOBAGO — 0.26%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	29,522	29,485,098

		29,485,098
TUNISIA — 0.20%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	24,929	23,059,325

		23,059,325

Security	Principal (000s)	Value
TURKEY — 4.28%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	$13,068	$12,953,655
4.49%, 11/25/24[b]	7,650	7,372,688
5.00%, 04/06/23[b]	11,310	11,295,863
Turkey Government International Bond
3.25%, 03/23/23	22,147	20,430,607
4.25%, 04/14/26	13,711	12,408,455
4.88%, 10/09/26	30,572	28,584,820
4.88%, 04/16/43	29,360	23,414,600
5.13%, 03/25/22	9,946	10,045,460
5.13%, 02/17/28	22,160	20,726,650
5.63%, 03/30/21	22,576	23,253,280
5.75%, 03/22/24	24,699	25,038,611
5.75%, 05/11/47	32,998	28,865,558
6.00%, 03/25/27	34,744	34,917,720
6.00%, 01/14/41	27,444	25,214,175
6.25%, 09/26/22	21,401	22,471,050
6.63%, 02/17/45	26,912	26,272,840
6.75%, 05/30/40	18,568	18,637,630
6.88%, 03/17/36	31,989	32,868,697
7.00%, 06/05/20	12,782	13,485,010
7.25%, 03/05/38	12,527	13,388,231
7.38%, 02/05/25	33,333	36,582,967
8.00%, 02/14/34	20,187	23,240,284
11.88%, 01/15/30	11,399	16,728,033

		488,196,884
UKRAINE — 3.02%
Ukraine Government International Bond
7.38%, 09/25/32[b]	73,210	67,624,534
7.75%, 09/01/20[b]	34,416	35,758,224
7.75%, 09/01/21[b]	33,252	34,332,690
7.75%, 09/01/22[b]	31,705	32,339,100
7.75%, 09/01/23[b]	37,587	37,887,696
7.75%, 09/01/24[b]	38,141	38,026,577
7.75%, 09/01/25[b]	34,591	34,314,272
7.75%, 09/01/26[b]	31,196	30,759,256
7.75%, 09/01/27[b]	34,232	33,564,476

		344,606,825

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
URUGUAY — 2.10%
Uruguay Government International Bond
4.38%, 10/27/27	$50,820	$51,074,100
4.50%, 08/14/24	38,786	40,201,471
4.98%, 04/20/55	6,435	6,168,615
5.10%, 06/18/50	106,800	104,931,000
7.63%, 03/21/36	28,628	37,116,202

		239,491,388
VENEZUELA — 0.67%
Venezuela Government International Bond
6.00%, 12/09/20[b,g]	16,275	4,557,000
7.00%, 03/31/38[b,g]	15,168	4,360,800
7.65%, 04/21/25[b,g]	18,693	5,187,308
8.25%, 10/13/24[b,g]	24,917	7,039,109
9.00%, 05/07/23[b,g]	19,420	5,534,700
9.25%, 09/15/27[g]	37,102	11,594,375
9.25%, 05/07/28[b,g]	20,478	5,785,035
9.38%, 01/13/34[g]	14,199	4,650,173
11.75%, 10/21/26[b,g]	28,653	8,810,797
11.95%, 08/05/31[b,g]	37,103	11,316,262
12.75%, 08/23/22[b,g]	25,747	8,045,781

		76,881,340
VIETNAM — 0.25%
Vietnam Government International Bond
4.80%, 11/19/24[b]	28,380	28,867,994

		28,867,994
ZAMBIA — 0.55%
Zambia Government International Bond
8.50%, 04/14/24[b]	27,155	27,392,606
8.97%, 07/30/27[b]	35,141	35,228,852

		62,621,458

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $9,936,292,881)		9,445,401,979

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[i,j]	24,658	$24,657,919

		24,657,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,657,919)		24,657,919

TOTAL INVESTMENTS IN SECURITIES — 98.55%
(Cost: $11,831,777,852)		11,234,406,161
Other Assets, Less Liabilities — 1.45%		165,114,008

NET ASSETS — 100.00%		$11,399,520,169

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[f]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[g]	Issuer is in default of interest payments.
[h]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[i]	Affiliate of the Fund.
[j]	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)		Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,553	—	(12,895	) [b]	24,658	$24,657,919	$223,433	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$1,764,346,263	$—	$1,764,346,263
Foreign government obligations	—	9,445,401,979	—	9,445,401,979
Money market funds	24,657,919	—	—	24,657,919

Total	$24,657,919	$11,209,748,242	$—	$11,234,406,161

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$11,807,119,933
Affiliated (Note 2)	24,657,919

Total cost of investments in securities	$11,831,777,852

Investments in securities, at fair value(Note 1):
Unaffiliated	$11,209,748,242
Affiliated (Note 2)	24,657,919
Cash	2,069,571
Receivables:
Investment securities sold	19,575,577
Due from custodian (Note 4)	16,242,149
Dividends and interest	149,899,261
Capital shares sold	183,317

Total Assets	11,422,376,036

LIABILITIES
Payables:
Investment securities purchased	16,242,149
Capital shares redeemed	558,775
Securities related to in-kind transactions (Note 4)	2,222,320
Investment advisory fees (Note 2)	3,832,623

Total Liabilities	22,855,867

NET ASSETS	$11,399,520,169

Net assets consist of:
Paid-in capital	$12,141,860,485
Undistributed net investment income	49,617,630
Accumulated net realized loss	(194,586,255)
Net unrealized depreciation	(597,371,691)

NET ASSETS	$11,399,520,169

Shares outstanding[a]	103,500,000

Net asset value per share	$110.14

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statement of Operations (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$223,433
Interest — unaffiliated[a]	279,772,865

Total investment income	279,996,298

EXPENSES
Investment advisory fees (Note 2)	23,815,534
Proxy fees	1,192

Total expenses	23,816,726

Net investment income	256,179,572

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(24,959,940)
In-kind redemptions — unaffiliated	9,808,259

Net realized loss	(15,151,681)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(646,393,210)

Net change in unrealized appreciation/depreciation	(646,393,210)

Net realized and unrealized loss	(661,544,891)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(405,365,319)

[a]	Net of foreign withholding tax of $5,893.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$256,179,572	$486,867,268
Net realized gain (loss)	(15,151,681)	56,149,030
Net change in unrealized appreciation/depreciation	(646,393,210)	11,132,447

Net increase (decrease) in net assets resulting from operations	(405,365,319)	554,148,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(244,126,438)	(472,368,085)

Total distributions to shareholders	(244,126,438)	(472,368,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,485,756,404	9,694,660,077
Cost of shares redeemed	(4,364,954,250)	(7,497,526,529)

Net increase in net assets from capital share transactions	120,802,154	2,197,133,548

INCREASE (DECREASE) IN NET ASSETS	(528,689,603)	2,278,914,208

NET ASSETS
Beginning of period	11,928,209,772	9,649,295,564

End of period	$11,399,520,169	$11,928,209,772

Undistributed net investment income included in net assets at end of period	$49,617,630	$37,564,496

SHARES ISSUED AND REDEEMED
Shares sold	39,200,000	85,200,000
Shares redeemed	(38,600,000)	(66,400,000)

Net increase in shares outstanding	600,000	18,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$115.92	$114.74	$108.36	$114.15	$110.96	$120.81

Income from investment operations:
Net investment income[a]	2.39	5.33	5.39	5.08	4.86	5.00
Net realized and unrealized gain (loss)[b]	(5.88)	1.02	6.57	(5.75)	3.17	(9.77)

Total from investment operations	(3.49)	6.35	11.96	(0.67)	8.03	(4.77)

Less distributions from:
Net investment income	(2.29)	(5.17)	(5.58)	(5.12)	(4.84)	(5.08)

Total distributions	(2.29)	(5.17)	(5.58)	(5.12)	(4.84)	(5.08)

Net asset value, end of period	$110.14	$115.92	$114.74	$108.36	$114.15	$110.96

Total return	(3.07)%[c]	5.74%	11.35%	(0.55)%	7.45%	(4.01)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,399,520	$11,928,210	$9,649,296	$4,464,443	$5,147,968	$3,850,273
Ratio of expenses to average net assets[d]	0.39%	0.40%	0.40%	0.40%	0.59%	0.60%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	0.54%	0.59%	0.60%	0.60%	n/a
Ratio of net investment income to average net assets[d]	4.23%	4.69%	4.81%	4.61%	4.35%	4.30%
Portfolio turnover rate[e]	9%[c]	26%	32%	24%	52%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $19 billion
0.3800	[a]	Over $19 billion, up to and including $33 billion
0.3610	[a]	Over $33 billion, up to and including $47 billion
0.3430	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $ 6,147,852 and $ 4,877,078, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $1,154,608,511 and $1,050,561,303, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $4,382,530,498 and $4,272,919,090, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including,

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2018	Total
$141,419,263	$96,030	$141,515,293

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $11,869,697,133. Net unrealized depreciation was $635,290,972, of which $15,138,221 represented gross unrealized appreciation on securities and $650,429,193 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Notes:

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1019-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
➢	iShares Commodities Select Strategy ETF | COMT | NASDAQ

Fund Performance Overview

iSHARES® BLOOMBERG ROLL SELECT COMMODITY STRATEGY ETF

Performance as of April 30, 2018

The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to provide exposure, on a total return basis, to a diversified group of commodities. The Fund seeks to achieve its investment objective by investing in exchange-traded futures contracts on the Bloomberg Roll Select Commodity Index. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from April 3, 2018 (inception date of the Fund) through April 30, 2018, the total return for the Fund was 2.68%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	2.68%
Fund Market	2.70%
Bloomberg Roll Select Commodity Index	2.82%

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

The Bloomberg Roll Select Commodity Index is an unmanaged index that aims to reflect the performance of a diversified group of commodities, while also seeking to minimize the effect of contango and maximize the effect of backwardation in connection with periodically switching or “rolling” into new futures contracts.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/3/18) [a]	Ending Account Value (4/30/18)	Expenses Paid During Period [b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,026.80	$0.08	$1,000.00	$1,024.20	$0.55	0.11%

[a]	The beginning of the period (commencement of operations) is April 3, 2018.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (27 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/18

Investment Type	% of Net Assets
Commercial Paper	75.59%
U.S. Government Obligations	11.28
Money Market Funds	10.58
Cash	0.16
Other Assets, Less Liabilities	2.39

TOTAL	100.00%

COMMODITIES EXPOSURE 1

As of 4/30/18

Sector Exposure	% of Exposure
Agriculture Futures	31.41%
Energy Futures	31.33
Industrial Metals Futures	16.84
Precious Metals Futures	14.90
Livestock Futures	5.52

TOTAL	100.00%

[1]	Table shown represents the sector allocation of the Bloomberg Roll Select Commodity Index.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® COMMODITIES SELECT STRATEGY ETF

Performance as of April 30, 2018

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 11.89%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	21.77%	(5.14)%	21.77%	(17.05)%
Fund Market	21.95%	(5.14)%	21.95%	(17.05)%
S&P GSCITM Commodity Total Return Index	22.14%	(11.05)%	22.14%	(33.95)%

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Commodity Total Return Index is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.90	$2.52	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 4/30/18

Sector/Investment Type	% of Net Assets
Agriculture Equities	14.22%
Timber Equities	5.08
Industrial Metal Equities	3.96
Precious Metals Equities	3.48
Energy Equities	2.06
Short-term	69.48
Cash	2.68
Other Assets, Less Liabilities	(0.96)

TOTAL	100.00%

COMMODITY-LINKED FUTURES 1

As of 4/30/18

Sector Exposure	% of Net Assets
Energy Futures	51.79%
Agriculture Futures	12.22
Livestock Futures	4.32
Industrial Metals Futures	2.05
Precious Metals Futures	0.79

TOTAL	71.17%

[1]	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 (or commencement of operations, as applicable) and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® BLOOMBERG ROLL SELECT COMMODITY STRATEGY ETF

April 30, 2018

Security	Principal	Value
SHORT-TERM INVESTMENTS — 97.45%

COMMERCIAL PAPER[a] — 75.59%
BASF SE
1.88%, 06/04/18	$1,000,000	$998,179
Bell Canada Inc.
2.42%, 06/11/18	750,000	748,075
2.24%, 05/30/18	1,150,000	1,147,949
Bennington Stark Capital Co.
2.35%, 07/23/18	2,000,000	1,989,071
Berkshire Hathaway Energy Co.
1.91%, 05/11/18	2,000,000	1,998,640
Charta LLC
2.16%, 06/26/18	2,000,000	1,993,442
Coa-Cola Co. (The)
1.87%, 06/08/18	1,500,000	1,496,938
Crown Point Capital Co.
2.35%, 07/05/18	1,800,000	1,792,852
Deutsche Telekom AG
1.52%, 05/07/18	2,000,000	1,999,176
Fairway Finance Co. LLC
2.30%, 07/18/18	1,000,000	995,003
Hyundai Capital America
2.36%, 06/20/18	2,000,000	1,993,101
Kells Funding LLC
2.06%, 07/23/18	750,000	745,828
Lam Research Corp.
1.96%, 05/10/18	1,900,000	1,898,829
Lexington Parker Capital Co. LLC
1.65%, 05/10/18	2,000,000	1,999,006
Manhattan Asset Funding Co. LLC
1.97%, 06/14/1	1,800,000	1,795,444
Marriott International Inc./MD
2.37%, 06/11/18	1,500,000	1,495,817
Mondelez International Inc.
2.32%, 06/08/18	1,750,000	1,745,497
Nieuw Amsterdam Receivables Corp.
1.95%, 06/04/18	500,000	499,048
Rogers Communication Inc.
1.76%, 05/08/18	1,500,000	1,499,265
Ryder System Inc.
2.21%, 05/30/18	800,000	798,447
Schlumberger Holdings Corp.
2.60%, 07/05/18	1,800,000	1,792,311

Security	Principal or Shares	Value
Standard Chartered Bank/New York
2.02%, 05/29/18	$1,800,000	$1,797,368
Suncor Energy Inc.
1.75%, 05/07/18	1,750,000	1,749,251
TransCanada American Investments Ltd.
2.43%, 06/05/18	2,100,000	2,095,716
Virginia Electric & Power Co.
2.41%, 05/01/18	1,750,000	1,749,904

		38,814,157

MONEY MARKET FUNDS — 10.58%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	5,432,833	5,432,833

		5,432,833
U.S. GOVERNMENT OBLIGATIONS — 11.28%
U.S. Treasury Bill[a]
1.59%, 05/03/18	3,000,000	2,999,740
1.76%, 07/05/18	2,800,000	2,791,160

		5,790,900

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,036,527)		50,037,890

TOTAL INVESTMENTS IN SECURITIES — 97.45%
(Cost: $50,036,527)		50,037,890
Other Assets, Less Liabilities — 2.55%		1,306,962

NET ASSETS — 100.00%		$51,344,852

[a]	Rates shown are discount rates at the time of purchase.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® BLOOMBERG ROLL SELECT COMMODITY STRATEGY ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 04/03/18 [a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,432,833[c]	—	5,432,833	$5,432,833	$8,301	$—	$—

[a]	The Fund commenced operations on April 3, 2018.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.

Futures Contracts (Note 5)

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	2,210	Jun 2018	$50,664	$1,221,208

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial paper	$—	$38,814,157	$—	$38,814,157
Money market funds	5,432,833	—	—	5,432,833
U.S. government obligations	—	5,790,900	—	5,790,900

Total	$5,432,833	$44,605,057	$—	$50,037,890

Derivative financial instruments[a]
Assets
Futures contracts	$1,221,208	$—	$—	$1,221,208

Total	$1,221,208	$—	$—	$1,221,208

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 28.77%

AGRICULTURAL & FARM MACHINERY — 3.85%
AGCO Corp.	26,784	$1,678,822
CNH Industrial NV	403,085	4,937,791
Deere & Co.	131,353	17,776,002

		24,392,615
AGRICULTURAL PRODUCTS — 2.55%
Archer-Daniels-Midland Co.	196,336	8,909,728
Bunge Ltd.	49,357	3,565,056
Fresh Del Monte Produce Inc.	11,837	581,789
Ingredion Inc.	25,360	3,070,842

		16,127,415
ALUMINUM — 0.07%
Aluminum Corp. of China Ltd. ADR NVS[a]	17,074	239,378
Constellium NV Class Aa	14,555	165,199

		404,577
COAL & CONSUMABLE FUELS — 0.00%
Cameco Corp.	1,857	19,554
NexGen Energy Ltd.[a]	1,288	2,615

		22,169
COPPER — 0.36%
Freeport-McMoRan Inc.	141,677	2,154,907
Nevsun Resources Ltd.[b]	31,754	88,276
Taseko Mines Ltd.[a]	20,505	24,811

		2,267,994
DIVERSIFIED METALS & MINING — 3.53%
BHP Billiton Ltd. ADR NVS[b]	169,530	7,925,527
BHP Billiton PLC ADR NVS	111,573	4,724,001
Ferroglobe PLC[a]	7,431	83,970
HudBay Minerals Inc.[b]	27,557	191,521
Nexa Resources SA	3,346	58,488
Northern Dynasty Minerals Ltd.[a,b]	32,633	28,675
Rio Tinto PLC ADR NVS	126,380	6,944,581
Teck Resources Ltd.	53,175	1,336,288
Turquoise Hill Resources Ltd.[a]	103,997	308,871
Vedanta Ltd. ADR NVS	44,212	783,437

		22,385,359
FERTILIZERS & AGRICULTURAL CHEMICALS — 7.82%
CF Industries Holdings Inc.	95,406	3,701,753
FMC Corp.	54,946	4,380,845
Israel Chemicals Ltd. NVS[a]	208,703	930,815

Security	Shares	Value
Monsanto Co.	180,304	$22,604,712
Mosaic Co. (The)	143,390	3,864,361
Nutrien Ltd.	263,501	11,997,201
Sociedad Quimica y Minera de Chile SA ADR[b]	37,914	2,081,099

		49,560,786
FOREST PRODUCTS — 0.11%
Norbord Inc.	17,308	715,513

		715,513
GOLD — 3.11%
Agnico Eagle Mines Ltd.	38,696	1,628,715
Alamos Gold Inc.[b]	64,474	348,160
AngloGold Ashanti Ltd. ADR NVS	67,822	609,042
B2Gold Corp.[a]	162,680	466,892
Barrick Gold Corp.	193,607	2,607,886
Cia. de Minas Buenaventura SAA ADR NVS	33,360	532,092
Eldorado Gold Corp.[a]	131,548	124,971
Franco-Nevada Corp.	30,857	2,189,613
Gold Fields Ltd. ADR NVS	126,581	483,539
Goldcorp Inc.[b]	143,946	1,913,042
Harmony Gold Mining Co. Ltd. ADR NVS[b]	62,604	127,086
IAMGOLD Corp.[a,b]	77,275	421,921
Kinross Gold Corp.[a]	207,088	803,501
Kirkland Lake Gold Ltd.[b]	31,564	550,792
New Gold Inc.[a]	95,866	224,326
Newmont Mining Corp.	88,538	3,478,658
NovaGold Resources Inc.[a,b]	36,310	173,562
Osisko Gold Royalties Ltd.[b]	20,657	201,612
Pretium Resources Inc.[a]	25,383	170,828
Randgold Resources Ltd. ADR NVS	15,565	1,262,321
Sandstorm Gold Ltd.[a]	30,265	140,127
Seabridge Gold Inc.[a]	7,359	76,901
Sibanye Gold Ltd. ADR NVS	74,737	263,822
SSR Mining Inc.[a]	19,859	202,959
Tahoe Resources Inc.	51,819	260,650
Yamana Gold Inc.[b]	157,152	451,026

		19,714,044
INTEGRATED OIL & GAS — 1.15%
BP PLC ADR NVS	16,454	733,684
Cenovus Energy Inc.[b]	5,085	51,003
Chevron Corp.	9,540	1,193,549

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Security	Shares	Value
China Petroleum & Chemical Corp. ADR NVS	1,273	$124,168
Ecopetrol SA ADR NVS[b]	1,131	24,973
Eni SpA ADR NVS	6,340	248,338
Exxon Mobil Corp.	21,161	1,645,268
Imperial Oil Ltd.	1,245	38,757
Occidental Petroleum Corp.	3,814	294,670
PetroChina Co. Ltd. ADR NVS	1,051	77,364
Petroleo Brasileiro SA ADR NVS[a]	7,421	104,562
Royal Dutch Shell PLC Class A ADR NVS	11,356	793,784
Royal Dutch Shell PLC Class B ADR NVS	9,365	678,213
Statoil ASA ADR NVS	5,439	139,238
Suncor Energy Inc.	8,183	312,836
Total SA ADR NVS	12,627	790,577
YPF SA ADR NVS	862	18,869

		7,269,853
OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	2,463	13,916
Helmerich & Payne Inc.	584	40,617
Nabors Industries Ltd.	1,779	13,538
Noble Corp. PLC[a]	1,173	5,478
Ocean Rig UDW Inc.[a]	20	485
Precision Drilling Corp.[a]	1,456	5,183
Rowan Companies PLC[a]	667	9,632
Transocean Ltd.[a,b]	2,331	28,835

		117,684
OIL & GAS EQUIPMENT & SERVICES — 0.16%
Baker Hughes a GE Co.	2,056	74,242
Core Laboratories NV	214	26,204
Frank’s International NV	315	2,202
Halliburton Co.	4,248	225,101
McDermott International Inc.[a,b]	1,299	8,573
National Oilwell Varco Inc.	1,849	71,501
Schlumberger Ltd.	6,737	461,889
TechnipFMC PLC	2,134	70,337
Tenaris SA ADR NVS	1,149	42,950
Weatherford International PLC[a,b]	5,170	15,251

		998,250
OIL & GAS EXPLORATION & PRODUCTION — 0.40%
Advantage Oil & Gas Ltd.[a]	996	3,187
Anadarko Petroleum Corp.	2,873	193,410
Antero Resources Corp.[a]	1,131	21,489
Apache Corp.	2,003	82,023
Baytex Energy Corp.[a]	1,291	5,771

Security	Shares	Value
Cabot Oil & Gas Corp.	2,422	$57,910
Canadian Natural Resources Ltd.	5,732	206,811
Cimarex Energy Co.	501	50,396
CNOOC Ltd. ADR NVS	844	142,644
Concho Resources Inc.[a,b]	784	123,253
ConocoPhillips	6,169	404,069
Continental Resources Inc./OKa,b	459	30,322
Crescent Point Energy Corp.	2,907	25,494
Devon Energy Corp.	2,765	100,452
Diamondback Energy Inc.[a]	515	66,152
Encana Corp.	5,112	63,798
Enerplus Corp.[b]	1,328	15,418
EOG Resources Inc.	3,039	359,119
EQT Corp.	1,287	64,594
Geopark Ltd.[a]	220	3,230
Hess Corp.	1,408	80,242
Kosmos Energy Ltd.[a,b]	1,321	9,300
Marathon Oil Corp.	4,463	81,450
Newfield Exploration Co.[a]	1,056	31,469
Noble Energy Inc.	2,587	87,518
Obsidian Energy Ltd.[a,b]	3,303	3,699
Pioneer Natural Resources Co.	893	179,984
Range Resources Corp.[b]	1,131	15,664
Ultra Petroleum Corp.[a,b]	976	2,362
Vermilion Energy Inc.	629	21,266

		2,532,496
OIL & GAS REFINING & MARKETING — 0.12%
Andeavor	678	93,781
Cosan Ltd. Class A	802	8,084
HollyFrontier Corp.	855	51,890
Marathon Petroleum Corp.	2,252	168,697
Phillips 66	1,996	222,175
Valero Energy Corp.	2,054	227,850

		772,477
OIL & GAS STORAGE & TRANSPORTATION — 0.19%
Cheniere Energy Inc.[a]	1,082	62,929
DHT Holdings Inc.	472	1,713
Enbridge Inc.	9,067	274,458
Euronav SA NVS[a]	623	5,078
Frontline Ltd./Bermuda[b]	453	1,962
GasLog Ltd.	187	3,151
Gener8 Maritime Inc.[a]	351	2,022
Golar LNG Ltd.[b]	524	16,847
International Seaways Inc.[a,b]	148	2,979

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Security	Shares	Value
Kinder Morgan Inc./DE	10,150	$160,573
Navigator Holdings Ltd.[a]	154	1,763
ONEOK Inc.	2,196	132,243
Pembina Pipeline Corp.	2,691	85,735
Plains GP Holdings LP Class A	828	20,054
Scorpio Tankers Inc.	985	2,620
Ship Finance International Ltd.	307	4,375
Targa Resources Corp.	1,153	54,156
Teekay Corp.	423	3,731
TransCanada Corp.	4,716	200,194
Transportadora de Gas del Sur SA ADR NVS[a]	220	4,193
Ultrapar Participacoes SA ADR NVS	2,321	40,200
Williams Companies Inc. (The)	4,426	113,881

		1,194,857
PAPER PACKAGING — 2.25%
International Paper Co.	162,052	8,355,401
WestRock Co.	100,109	5,922,448

		14,277,849
PAPER PRODUCTS — 0.46%
Fibria Celulose SA ADR NVS	89,127	1,743,324
KapStone Paper and Packaging Corp.	34,393	1,183,807

		2,927,131
SILVER — 0.37%
First Majestic Silver Corp.[a,b]	26,424	171,228
Fortuna Silver Mines Inc.[a]	25,419	144,634
MAG Silver Corp.[a,b]	11,842	131,802
Pan American Silver Corp.	24,412	393,521
Wheaton Precious Metals Corp.[b]	70,617	1,468,127

		2,309,312
SPECIALIZED REITS — 2.25%
CatchMark Timber Trust Inc.	18,953	247,147
PotlatchDeltic Corp.[b]	23,588	1,223,038
Rayonier Inc.	50,657	1,883,934
Weyerhaeuser Co.	296,375	10,900,672

		14,254,791

TOTAL COMMON STOCKS (Cost: $177,596,335)		182,245,172

Security	Principal or Shares	Value
PREFERRED STOCKS — 0.02%

INTEGRATED OIL & GAS — 0.02%
Petroleo Brasileiro SA, Preference Shares ADR[a]	10,472	$137,707

		137,707

TOTAL PREFERRED STOCKS (Cost: $116,733)		137,707

SHORT-TERM INVESTMENTS — 69.48%

CERTIFICATES OF DEPOSIT — 3.87%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.34%, 06/22/18	$3,000,000	3,001,532
Canadian Imperial Bank of Commerce
(1 mo. LIBOR US + 0.260%)
2.16%, 11/13/18[c]	4,500,000	4,497,584
DNB Bank ASA/New York
(1 mo. LIBOR US + 0.160%)
2.05%, 08/06/18[c]	7,000,000	6,998,992
Mitsubishi UFJ Trust & Banking Corp./NY
(1 mo. LIBOR US + 0.290%)
2.19%, 08/31/18[c]	1,000,000	999,946
Norinchukin Bank/New York
(1 mo. LIBOR US + 0.190%)
2.09%, 05/29/18[c]	6,000,000	6,001,212
Sumitomo Mitsui Trust Bank Ltd./New York
(1 mo. LIBOR US + 0.220%)
2.12%, 06/21/18[c]	3,000,000	3,000,036

		24,499,302

COMMERCIAL PAPER — 46.15%
American Honda Finance Corp.
1.99%, 06/07/18[d]	7,000,000	6,986,102
ASB Finance Ltd.
(1 mo. LIBOR US + 0.230%)
2.13%, 09/21/18[c,e]	4,000,000	3,997,620
Australia & New Zealand Banking Group
1.88%, 05/29/18[d]	9,100,000	9,086,988

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Security	Principal	Value
BASF SE
1.88%, 05/02/18[d]	$9,050,000	$9,049,520
Bedford Row Funding
2.29%, 07/24/18[d]	5,000,000	4,973,048
Bell Canada Inc.
2.48%, 06/11/18[d]	8,250,000	8,228,825
2.50%, 06/06/18[d]	6,000,000	5,986,587
Bennington Stark Capital Co.
2.36%, 07/23/18[d]	12,250,000	12,183,058
Berkshire Hathaway Energy Co.
2.13%, 05/11/18[d]	8,000,000	7,994,561
Canadian Imperial Bank of Commerce
(1 mo. LIBOR US + 0.190%)
2.09%, 08/22/22[c,e]	4,000,000	3,998,980
Charta LLC
1.98%, 05/07/18[d]	6,000,000	5,997,935
Coa-Cola Co. (The)
1.87%, 06/08/18[d]	11,000,000	10,977,549
Crown Point Capital Co.
2.31%, 07/05/18[d]	16,450,000	16,384,677
Deutsche Telekom AG
2.07%, 05/07/18[d]	20,000,000	19,991,756
Eni Finance USA Inc.
2.57%, 06/12/18[d]	2,200,000	2,194,206
Exxon Mobil Corp.
1.80%, 05/14/18[d]	15,000,000	14,989,675
Hyundai Capital America
2.72%, 06/19/18[d]	7,700,000	7,674,013
Lam Research Corp.
2.38%, 05/10/18[d]	13,100,000	13,091,925
Lexington Parker Capital Co. LLC
1.92%, 05/10/18[d]	8,000,000	7,996,022
Marriott International Inc./MD
2.44%, 06/11/18[d]	15,000,000	14,958,175
Nieuw Amsterdam Receivables Corp.
2.02%, 06/04/18[d]	9,650,000	9,631,630
NRW Bank
1.96%, 05/03/18[d]	6,000,000	5,999,182
Omnicom Capital Inc.
2.51%, 05/08/18[d]	9,000,000	8,995,588
Oversea-Chinese Banking Corp. Ltd.
2.18%, 06/08/18[d]	1,000,000	997,839

Security	Principal or Shares	Value
Ridgefield Funding Co. LLC
(1 mo. LIBOR US + 0.450%)
2.35%, 10/18/18[c,e]	$2,700,000	$2,699,854
Rogers Communication Inc.
2.32%, 05/08/18[d]	11,900,000	11,894,166
Ryder System Inc.
2.32%, 05/30/18[d]	7,300,000	7,285,826
Schlumberger Holdings Corp.
2.63%, 07/05/18[d]	11,500,000	11,450,876
Toyota Motor Credit Corp.
1.95%, 05/23/18[d]	8,000,000	7,990,764
TransCanada American Investments Ltd.
2.46%, 06/05/18[d]	8,900,000	8,881,844
2.16%, 05/03/18[d]	400,000	399,940
Victory Receivables Corp.
2.01%, 06/04/18[d]	10,000,000	9,981,090
VW Credit Inc.
2.67%, 06/25/18[d]	3,500,000	3,486,607
2.67%, 06/22/18[d]	6,000,000	5,978,403
Walgreens Boots Alliance Inc.
2.06%, 05/07/18[d]	5,000,000	4,997,861
2.38%, 06/18/18[d]	5,000,000	4,983,497

		292,396,189

MONEY MARKET FUNDS — 14.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	11,424,723	11,425,866
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	82,678,202	82,678,202

		94,104,068
U.S. GOVERNMENT OBLIGATIONS — 4.60%
U.S. Treasury Bill[d]
1.59%, 05/03/18	5,000,000	4,999,566
1.76%, 07/05/18	14,300,000	14,254,854
2.01%, 10/18/18	10,000,000	9,907,681

		29,162,101

TOTAL SHORT-TERM INVESTMENTS (Cost: $440,152,669)		440,161,660

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 98.27%
(Cost: $617,865,737)	$622,544,539
Other Assets, Less Liabilities — 1.73%	10,981,445

NET ASSETS — 100.00%	$633,525,984

NVS — Non-Voting Shares

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Rates shown are discount rates at the time of purchase.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,078,969	10,345,754	[b]	—	11,424,723	$11,425,866	$13,665[c]	$(341)	$648
BlackRock Cash Funds: Treasury, SL Agency Shares	20,267,041	62,411,161	[b]	—	82,678,202	82,678,202	461,566	—	—

						$94,104,068	$475,231	$(341)	$648

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ unrealized Appreciation/ Depreciation
Long Contracts
Aluminum	79	Nov 2018	$4,439	$120,176
Brent Crude Oil	1,354	Jun 2018	100,426	6,771,609
Cattle Feeder	63	Nov 2018	4,578	(71,215)
Cocoa	69	Dec 2018	1,934	154,317
Coffee	78	Jul 2018	3,592	82,618
Copper	30	Nov 2018	5,137	(45,662)
Corn	1,065	Dec 2018	22,152	157,156
Cotton	174	Dec 2018	6,854	33,161
Gasoline RBOB	307	Sep 2018	25,277	1,819,619
Gold	34	Jun 2018	4,485	(34,444)
KC HRW Wheat	184	Dec 2018	5,325	21,446
Lead	16	Jul 2018	928	(25,985)
Lean Hogs	359	Oct 2018	9,266	(385,810)
Live Cattle	199	Jun 2018	8,446	(669,885)
Live Cattle	121	Aug 2018	5,059	(12,974)
Low Sulphur Gasoil	413	Jun 2018	26,866	1,285,742
Natural Gas	492	Aug 2018	13,727	(214,196)
Nickel	11	Dec 2018	906	3,159
NY Harbor ULSD	239	May 2018	21,575	2,322,031
Silver	6	Jul 2018	492	(5,757)
Soybean	304	Nov 2018	15,880	85,530
Sugar	494	Jun 2018	6,501	(549,904)
Wheat	555	Dec 2018	15,186	131,114
WTI Crude Oil	2,090	Sep 2018	140,218	13,813,024
Zinc	20	Dec 2018	1,560	(34,102)

	Net unrealized appreciation			$24,750,768

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$182,245,172	$—	$—	$182,245,172
Preferred stocks	137,707	—	—	137,707
Certificates of deposit	—	24,499,302	—	24,499,302
Commercial paper	—	292,396,189	—	292,396,189
Money market funds	94,104,068	—	—	94,104,068
U.S. government obligations	—	29,162,101	—	29,162,101

Total	$276,486,947	$346,057,592	$—	$622,544,539

Derivative financial instruments[a]
Assets
Futures contracts	$26,800,702	$—	$—	$26,800,702
Liabilities
Futures contracts	(2,049,934)	—	—	(2,049,934)

Total	$24,750,768	$—	$—	$24,750,768

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2018

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$44,603,694	$523,762,327
Affiliated (Note 2)	5,432,833	94,103,410

Total cost of investments in securities	$50,036,527	$617,865,737

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$44,605,057	$528,440,471
Affiliated (Note 2)	5,432,833	94,104,068
Foreign currency, at value[b]	—	247
Cash pledged to broker for futures contracts	76,132	16,954,729
Cash	5,184	—
Receivables:
Investment securities sold	—	247
Due from custodian (Note 4)	—	1,029
Dividends and interest	8,301	289,974
Capital shares sold	—	2,734,297
Futures variation margin	1,226,542	2,966,992
Tax reclaims	—	9,781

Total Assets	51,354,049	645,501,835

LIABILITIES
Payables:
Investment securities purchased	—	1,029
Collateral for securities on loan (Note 1)	—	11,425,617
Due to custodian	5,184	326,537
Investment advisory fees (Note 2)	4,013	222,668

Total Liabilities	9,197	11,975,851

NET ASSETS	$51,344,852	$633,525,984

Net assets consist of:
Paid-in capital	$50,053,568	$598,483,415
Undistributed net investment income	68,669	788,131
Undistributed net realized gain (accumulated net realized loss)	(5,290)	4,824,355
Net unrealized appreciation	1,227,905	29,430,083

NET ASSETS	$51,344,852	$633,525,984

Shares outstanding[c]	1,000,000	16,500,000

Net asset value per share	$51.34	$38.40

[a]	Securities on loan with values of $ — and $11,135,320, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $247, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2018

	iShares Bloomberg Roll Select Commodity Strategy ETF[a]	iShares Commodities Select Strategy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$—	$1,214,366
Dividends — affiliated (Note 2)	8,301	461,566
Interest — unaffiliated	64,381	1,492,251
Securities lending income — affiliated — net (Note 2)	—	13,665

Total investment income	72,682	3,181,848

EXPENSES
Investment advisory fees (Note 2)	10,547	836,287
Proxy fees	—	24

Total expenses	10,547	836,311
Less investment advisory fees waived (Note 2)	(6,534)	(2,077)

Net expenses	4,013	834,234

Net investment income	68,669	2,347,614

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	44	636,708
Investments — affiliated (Note 2)	—	(341)
In-kind redemptions — unaffiliated	—	1,304,789
Futures contracts	(5,334)	24,816,278
Foreign currency transactions	—	286

Net realized gain (loss)	(5,290)	26,757,720

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,363	775,215
Investments — affiliated (Note 2)	—	648
Futures contracts	1,226,542	16,261,832
Translation of assets and liabilities in foreign currencies	—	3

Net change in unrealized appreciation/depreciation	1,227,905	17,037,698

Net realized and unrealized gain	1,222,615	43,795,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,291,284	$46,143,032

[a]	For the period from April 3, 2018 (commencement of operations) to April 30, 2018.
[b]	Net of foreign withholding tax of $ — and $76,869, respectively.

See notes to consolidated financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF
	Period from April 3, 2018[a] to April 30, 2018 (Unaudited)	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,669	$2,347,614	$1,920,197
Net realized gain (loss)	(5,290)	26,757,720	6,349,412
Net change in unrealized appreciation/depreciation	1,227,905	17,037,698	14,891,942

Net increase in net assets resulting from operations	1,291,284	46,143,032	23,161,551

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(13,362,573)	(1,863,172)

Total distributions to shareholders	—	(13,362,573)	(1,863,172)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,053,568	360,766,061	143,234,708
Cost of shares redeemed	—	(18,976,367)	(226,397,070)

Net increase (decrease) in net assets from capital share transactions	50,053,568	341,789,694	(83,162,362)

INCREASE (DECREASE) IN NET ASSETS	51,344,852	374,570,153	(61,863,983)

NET ASSETS
Beginning of period	—	258,955,831	320,819,814

End of period	$51,344,852	$633,525,984	$258,955,831

Undistributed net investment income included in net assets at end of period	$68,669	$788,131	$11,803,090

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	9,800,000	4,200,000
Shares redeemed	—	(500,000)	(6,900,000)

Net increase (decrease) in shares outstanding	1,000,000	9,300,000	(2,700,000)

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	19

Consolidated Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Bloomberg Roll Select Commodity Strategy ETF

Period from Apr. 3, 2018[a] to Apr. 30, 2018 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.07
Net realized and unrealized gain[c]	1.27

Total from investment operations	1.34

Net asset value, end of period	$51.34

Total return	2.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$51,345
Ratio of expenses to average net assets[e]	0.11%
Ratio of expenses to average net assets prior to waived fees[e]	0.28%
Ratio of net investment income to average net assets[e]	1.82%
Portfolio turnover rate[f]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Commodities Select Strategy ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Oct. 15, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$35.97	$32.41	$32.97	$50.68	$50.04

Income from investment operations:
Net investment income (loss)[b]	0.25	0.31	0.16	0.26	(0.01)
Net realized and unrealized gain (loss)[c]	3.89	3.58	(0.57)	(17.35)	0.65

Total from investment operations	4.14	3.89	(0.41)	(17.09)	0.64

Less distributions from:
Net investment income	(1.71)	(0.33)	(0.15)	(0.61)	—
Return of capital	—	—	—	(0.01)	—

Total distributions	(1.71)	(0.33)	(0.15)	(0.62)	—

Net asset value, end of period	$38.40	$35.97	$32.41	$32.97	$50.68

Total return	11.89%[d]	12.08%	(1.23)%	(33.88)%	1.28%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$633,526	$258,956	$320,820	$253,857	$20,273
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets prior to waived fees[e]	0.48%	0.48%	0.48%	0.48%	n/a
Ratio of net investment income (loss) to average net assets[e]	1.35%	0.93%	0.51%	0.68%	(0.23)%
Portfolio turnover rate[f]	19%[d]	44%	43%	76%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	21

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy[a]	Non-diversified
Commodities Select Strategy	Diversified

[a]	The Fund commenced operations on April 3, 2018.

The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary (each a “Subsidiary”) that primarily invests in commodity futures contracts and other derivatives (“commodity-linked investments”). Investment in its Subsidiary enables each Fund to hold the commodity-linked investments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary has the same investment objective as its Fund, except the Subsidiary invests solely in commodity-linked instruments and cash.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of April 30, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Commodities Select Strategy
Barclays Capital Inc.	$2,106,654	$2,106,654	$—
BMO Capital Markets	5,049,000	5,049,000	—
BNP Paribas Prime Brokerage International Ltd.	414,374	414,374	—
BNP Paribas Securities Corp.	566,572	566,572	—
Citigroup Global Markets Inc.	1,290,362	1,290,362	—
Credit Suisse Securities (USA) LLC	15,333	15,333	—
Deutsche Bank Securities Inc.	113,205	113,205	—
HSBC Bank PLC	4,287	4,287	—
Jefferies LLC	69,984	69,984	—
JPMorgan Securities LLC	1,380,891	1,380,891	—
Merrill Lynch, Pierce, Fenner & Smith	124,563	124,563	—
UBS AG	95	95	—

	$11,135,320	$11,135,320	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Commodities Select Strategy ETF and its Subsidiary.

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Bloomberg Roll Select Commodity Strategy	0.28%
Commodities Select Strategy	0.48

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Commodities Select Strategy ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. Additionally, for the six months ended April 30, 2018, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $2,077.

For the period ended April 30, 2018, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Bloomberg Roll Select Commodity Strategy ETF in the amount of $6,534.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Commodities Select Strategy	$3,898

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Bloomberg Roll Select Commodity Strategy	1	80%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
Commodities Select Strategy	$23,549,393	$19,586,434

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Commodities Select Strategy	$104,534,658	$5,649,988

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

5.	FUTURES CONTRACTS

The Funds invest in commodity futures contracts to gain exposure to the applicable commodities markets. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as variation margin and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of April 30, 2018 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF
Commodity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,221,208	$26,800,702

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedules of investments. Only current day’s variation margin is reported separately within the consolidated statements of assets and liabilities.

Liabilities
iShares Commodities Select Strategy ETF
Commodity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$2,049,934

[b]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedules of investments. Only current day’s variation margin is reported separately within the consolidated statements of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended April 30, 2018 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF
Commodity contracts	$(5,334)	$24,816,278

	Net Change in Unrealized Appreciation/Depreciation
	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF
Commodity contracts	$1,226,542	$16,261,832

The following table shows the average quarter-end balances of open futures contracts for the six months ended April 30, 2018:

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF
Average notional value of contracts purchased	$16,888,083	$287,802,368

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

The Funds invest in instruments and/or companies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes and any net income or net gains will pass through to each Fund as such. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Funds’ financial statements for such investments held by each Subsidiary may differ significantly from distributions. In addition, if a net loss is realized by a Subsidiary in any taxable year, the loss will generally not be available to offset a Fund’s ordinary income and/or capital gains for that year.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Commodities Select Strategy	$20,611,420

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$50,036,527	$1,224,109	$(1,538)	$1,222,571
Commodities Select Strategy	618,936,500	34,932,200	(6,573,393)	28,358,807

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

iShares Bloomberg Roll Select Commodity Strategy ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-7, 2017, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Commodities Select Strategy	$1.648733	$—	$0.057864	$1.706597	97%	—%	3%	100%

SUPPLEMENTAL INFORMATION	37

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0418

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:     June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:     June 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:     June 29, 2018